[LOGO] MANULIFE FINANCIAL


VENTURE(R) Variable Products

    Unaudited Financial Statements

    MANUFACTURERS INVESTMENT TRUST
    SEMI-ANNUAL REPORT
    JUNE 30, 2002


Venture(R) Annuities, Venture(R) SPVL, Venture(R) VUL, Survivorship VUL and COLI
VUL: Issued by The Manufacturers Life Insurance Company (U.S.A.)

0802: 1115001

MANUFACTURERS INVESTMENT TRUST SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE


July 30, 2002

Dear Fellow Investors:

The financial statements that follow reflect operations for the 6 month period ended June 30, 2002, for the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The Trust's total net assets decreased slightly during this period, from $20.01 billion to $19.43 billion. Strong positive cash flow sustained asset levels during a general equity market decline during this period.

Diversified investors can always find a range of portfolios within our offerings that provide an opportunity to grow wealth. In the latest period, strong absolute performance came from our real estate, small-cap value, international small-cap, Pacific Rim Emerging Markets, and nearly all fixed income portfolios. Elsewhere, investor confidence has continued to be shaken, led by revelations of fraud and bankruptcies at several high profile companies. As a result, general equity market performance, especially of large-cap and growth-oriented holdings, has been challenged.

However, there are many reasons to be optimistic. Economic fundamentals remain reasonably strong, providing a solid basis for confidence and patience for long-term investors. In the first quarter, GDP grew at an encouraging rate of 6.1%. While GDP growth during the second quarter was just above 1%, it is expected to accelerate to between 3% and 4% in the second half of 2002. Corporate earnings have been strong in a number of sectors. The number of positive earnings surprises was more than double the number of negative in the first quarter. While the second quarter earnings period is not yet complete, initial results show a majority of firms meeting or beating earnings and revenue estimates. OUR CONCLUSION: THE WEAK EQUITY MARKETS HAVE LARGELY BEEN A FUNCTION OF LOW INVESTOR CONFIDENCE, AND NOT THE GENERAL STATE OF THE ECONOMY OR CORPORATE EARNINGS.

There are other positive economic and market indicators:

      - Inflation remains under control, averaging about 2% in recent quarters. This is very positive both from an economic consideration and from the perspective that low inflation has historically supported higher equity prices.

      - Moderate economic growth and low inflation are expected to allow the Federal Reserve to keep rates stable through the end of the year. Historically, this has been beneficial to the stock market.

      - Valuations, on average, have improved. Average price-to-earnings ratios have declined, making stocks, in general, less expensive.

Investors also have good reason to be confident about the integrity of the investment company industry, including the Trust. Building on investor protections heralded under the Investment Company Act of 1940, our industry has demonstrated for more than 60 years its strong and consistent commitment to shareholder protection. Public confidence in the investment company industry is remarkable and follows from this commitment. Consistent with this record, Manulife Financial and the industry will continue to seek improved accountability, strengthened oversight and effective regulation, all in an effort to serve shareholders responsibly and retain your trust.

At Manulife Financial, our constant objective, during all market cycles, is to also offer our clients the proper tools for diversification -- a multi-manager platform with a wide range of investment options across asset classes and investment styles. We also offer five Lifestyle portfolios -- diversified, fund-of-fund portfolios ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios for an appropriate asset allocation mix and investment options appropriate for their risk tolerance.

We urge you to review your overall financial program regularly with your financial consultant to ensure that it continues to be structured to reflect your risk tolerance and to help you meet your goals. It may be the right time to reevaluate your mix of portfolios and increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,




/s/ JAMES D. GALLAGHER
JAMES D. GALLAGHER
President

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT


                                                              Page
     Statements of Assets and Liabilities..............          1

     Statements of Operations..........................         16

     Statements of Changes in Net Assets...............         31

     Financial Highlights..............................         51

     Portfolio of Investments:

          Internet Technologies Trust..................         81
          Pacific Rim Emerging Markets Trust...........         81
          Telecommunications Trust.....................         84
          Science & Technology Trust...................         84
          International Small Cap Trust................         85
          Health Sciences Trust........................         88
          Aggressive Growth Trust......................         89
          Emerging Small Company Trust.................         93
          Small Company Blend Trust....................         95
          Dynamic Growth Trust.........................         99
          Mid Cap Growth Trust.........................        100
          Mid Cap Opportunities Trust..................        102
          Mid Cap Stock Trust..........................        105
          All Cap Growth Trust.........................        107
          Financial Services Trust.....................        108
          Overseas Trust...............................        109
          International Stock Trust....................        111
          International Value Trust....................        114
          Capital Appreciation Trust...................        115
          Strategic Opportunities Trust................        116
          Quantitative Mid Cap Trust...................        117
          Global Equity Trust..........................        118
          Strategic Growth Trust.......................        120
          Growth Trust.................................        121
          Large Cap Growth Trust.......................        123
          All Cap Value Trust..........................        125
          Capital Opportunities Trust..................        126
          Quantitative Equity Trust....................        128
          Blue Chip Growth Trust.......................        130
          Utilities Trust..............................        131
          Real Estate Securities Trust.................        133
          Small Company Value Trust....................        134
          Mid Cap Value Trust..........................        135
          Value Trust..................................        137
          Equity Index Trust...........................        138
          Tactical Allocation Trust....................        143
          Fundamental Value Trust......................        148
          Growth & Income Trust........................        149
          U.S. Large Cap Value Trust...................        151
          Equity-Income Trust..........................        153

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT, CONTINUED


          Income & Value Trust.........................        155
          Balanced Trust...............................        161
          High Yield Trust.............................        163
          Strategic Bond Trust.........................        168
          Global Bond Trust............................        174
          Total Return Trust...........................        178
          Investment Quality Bond Trust................        181
          Diversified Bond Trust.......................        190
          U.S. Government Securities Trust.............        194
          Money Market Trust...........................        195
          Small Cap Index Trust........................        197
          International Index Trust....................        212
          Mid Cap Index Trust..........................        221
          Total Stock Market Index Trust...............        226
          500 Index Trust..............................        253
          Lifestyle Aggressive 1000 Trust..............        259
          Lifestyle Growth 820 Trust...................        259
          Lifestyle Balanced 640 Trust.................        259
          Lifestyle Moderate 460 Trust.................        260
          Lifestyle Conservative 280 Trust.............        260

     Notes to Financial Statements.....................        261

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             INTERNET          PACIFIC RIM             TELE-            SCIENCE &
                                                           TECHNOLOGIES      EMERGING MARKETS     COMMUNICATIONS        TECHNOLOGY
                                                              TRUST               TRUST                TRUST              TRUST
                                                          ----------------    ----------------   ------------------  ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)           $    31,802,283    $    79,090,852    $    11,942,457    $   473,848,133
Repurchase agreements, at value                                  1,439,000          1,614,000          1,990,000          6,738,000
Cash                                                                 1,804              1,456              1,885                 --
Foreign currency                                                        --            238,686             22,488                 30
Receivables:
     Investments sold                                               46,123              6,132             45,218            541,184
     Dividends and interest                                            102            147,317              7,579             91,172
     Foreign tax withholding reclaims                                   --                 --              2,105                 65
Other assets                                                           621              1,031                249             10,682
                                                           ---------------    ---------------    ---------------    ---------------
     TOTAL ASSETS                                               33,289,933         81,099,474         14,011,981        481,229,266
                                                           ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
     Investments purchased                                              --              6,176             72,732          2,741,045
     Dividend and interest withholding tax                              --             16,299                733              5,606
     Other payables and accrued expenses                             5,672             10,116              4,906             65,987
     Collateral for securities lending                           6,904,029         13,035,079          2,943,674         28,089,069
Written options outstanding, at value:  (premiums
     received: $9,085 in the Telecommunications Trust)
      (Note 3)                                                          --                 --             15,800                 --
                                                           ---------------    ---------------    ---------------    ---------------
     TOTAL LIABILITIES                                           6,909,701         13,067,670          3,037,845         30,901,707
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                 $    26,380,232    $    68,031,804    $    10,974,136    $   450,327,559
                                                           ===============    ===============    ===============    ===============

Net assets consist of:
Undistributed net investment income (loss)                 $      (205,472)   $       152,738    $       (13,977)   $    (2,609,345)
Accumulated undistributed net realized loss on
     investments, options, foreign currency
     and forward foreign currency contracts:                   (53,651,147)       (10,756,800)        (8,865,571)      (835,040,011)
Unrealized appreciation (depreciation) on:
     Investments                                               (26,232,187)        (7,432,062)        (4,731,171)      (238,809,300)
     Written options contracts                                          --                 --             (6,715)                --
     Foreign currency and forward foreign currency
     contracts                                                          --             11,086                362                  7
Capital shares at par value of $.01                                110,257             96,464             24,720            524,993
Additional paid-in capital                                     106,358,781         85,960,378         24,566,488      1,526,261,215
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                 $    26,380,232    $    68,031,804    $    10,974,136    $   450,327,559
                                                           ===============    ===============    ===============    ===============
Investments in securities, including repurchase
     agreements, at identified cost                        $    59,473,470    $    88,136,914    $    18,663,628    $   719,395,433
                                                           ---------------    ---------------    ---------------    ---------------
Investments in foreign currency, at identified cost                     --    $       234,074    $        22,483    $            28
                                                           ===============    ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $    26,250,624    $    67,355,068    $    10,739,399    $   448,897,684
                                                           ===============    ===============    ===============    ===============
Shares Outstanding                                              10,971,492          9,550,360          2,419,104         52,332,583
                                                           ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price per share   $          2.39    $          7.05    $          4.44    $          8.58
                                                           ===============    ===============    ===============    ===============

SERIES II SHARES:
Net Assets at value                                        $       129,608    $       676,736    $       234,737    $     1,429,875
                                                           ===============    ===============    ===============    ===============
Shares Outstanding                                                  54,212             96,055             52,932            166,727
                                                           ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price per share   $          2.39    $          7.05    $          4.43    $          8.58
                                                           ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


                                                          INTERNATIONAL        HEALTH        AGGRESSIVE          EMERGING
                                                           SMALL CAP          SCIENCES         GROWTH          SMALL COMPANY
                                                             TRUST             TRUST           TRUST              TRUST
                                                         -------------     ------------     -------------     --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)         $ 135,094,211     $ 81,548,827     $ 316,032,166     $ 400,910,552
Repurchase agreements, at value                             11,284,000          463,000                --        43,169,000
Cash                                                             1,114            1,636             2,580             1,697
Foreign currency                                             1,380,291               --                --                13
Receivables:
     Forward foreign currency contracts (Note 8)                 3,535               --                --                --
     Investments sold                                        2,763,595          351,981           313,513           543,126
     Dividends and interest                                    254,383            1,414            29,819            75,486
     Foreign tax withholding reclaims                           48,323            1,070                --                --
Other assets                                                     2,462            1,222             5,334             7,370
                                                         -------------     ------------     -------------     -------------
     TOTAL ASSETS                                          150,831,914       82,369,150       316,383,412       444,707,244
                                                         -------------     ------------     -------------     -------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                10,457               --                --                --
     Investments purchased                                   2,597,554          100,164           165,703         1,337,355
     Dividend and interest withholding tax                      17,250               59                --                --
     Other payables and accrued expenses                       113,952            3,960            24,339            46,435
     Collateral for securities lending                              --        9,847,173        45,747,551        63,044,211
Written options outstanding, at value: (premiums
     received: $655,358 in the Health Sciences Trust)
     (Note 3)                                                       --          500,435                --                --
                                                         -------------     ------------     -------------     -------------
     TOTAL LIABILITIES                                       2,739,213       10,451,791        45,937,593        64,428,001
                                                         -------------     ------------     -------------     -------------
NET ASSETS                                               $ 148,092,701     $ 71,917,359     $ 270,445,819     $ 380,279,243
                                                         =============     ============     =============     =============

Net assets consist of:
Undistributed net investment loss                        ($    261,833)    ($   235,801)    ($  1,013,091)    ($  1,306,747)
Accumulated undistributed net realized loss on
     investments, options, foreign currency
     and forward foreign currency contracts:              (115,888,631)      (3,852,274)     (120,731,984)      (37,286,128)
Unrealized appreciation (depreciation) on:
     Investments                                             1,258,681       (9,902,763)      (19,251,112)      (49,260,613)
     Written options contracts                                      --          154,923                --                --
     Foreign currency and forward foreign currency
     contracts                                                  13,224               83                --                --
Capital shares at par value of $.01                            127,833           67,679           233,686           176,730
Additional paid-in capital                                 262,843,427       85,685,512       411,208,320       467,956,001
                                                         -------------     ------------     -------------     -------------
NET ASSETS                                               $ 148,092,701     $ 71,917,359     $ 270,445,819     $ 380,279,243
                                                         =============     ============     =============     =============
Investments in securities, including repurchase
     agreements, at identified cost                      $ 145,119,530     $ 91,914,590     $ 335,283,278     $ 493,340,165
                                                         -------------     ------------     -------------     -------------
Investments in foreign currency, at identified cost      $   1,371,947               --                --     $          13
                                                         =============     ============     =============     =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $ 146,169,425     $ 68,858,265     $ 266,428,503     $ 376,294,293
                                                         =============     ============     =============     =============
Shares Outstanding                                          12,617,146        6,479,810        23,021,337        17,487,774
                                                         -------------     ------------     -------------     -------------
Net asset value, offering and redemption price per
     share                                               $       11.58     $      10.63     $       11.57     $       21.52
                                                         =============     ============     =============     =============

Series II Shares:
Net Assets at value                                      $   1,923,276     $  3,059,094     $   4,017,316     $   3,984,950
                                                         =============     ============     =============     =============
Shares Outstanding                                             166,111          288,095           347,312           185,241
                                                         -------------     ------------     -------------     -------------
Net asset value, offering and redemption price per
     share                                               $       11.58     $      10.62     $       11.57     $       21.51
                                                         =============     ============     =============     =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                           SMALL COMPANY         DYNAMIC            MID CAP            MID CAP
                                                               BLEND             GROWTH             GROWTH          OPPORTUNITIES
                                                               TRUST              TRUST              TRUST              TRUST
                                                           -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)           $ 204,788,422      $ 124,946,213      $  43,211,614      $  45,614,327
Repurchase agreements, at value                               11,455,000                 --          2,215,000            904,000
Cash                                                               1,080             88,388              1,634              1,864
Foreign currency                                                      --                 --                  9                 --
Receivables:
     Investments sold                                            133,177            149,708            361,073            213,090
     Dividends and interest                                      107,281             16,457             12,181              9,606
     Foreign tax withholding reclaims                                534                 --                 --                 --
Other assets                                                       3,290              2,180                750                639
                                                           -------------      -------------      -------------      -------------
     TOTAL ASSETS                                            216,488,784        125,202,946         45,802,261         46,743,526
                                                           -------------      -------------      -------------      -------------

LIABILITIES
Payables:
     Investments purchased                                     1,020,814             50,506            204,620            845,520
     Dividend and interest withholding tax                           132                 --                 56                 17
     Other payables and accrued expenses                          22,300             19,809              7,784              9,506
     Collateral for securities lending                        30,833,344          8,920,127          6,340,497          9,274,318
                                                           -------------      -------------      -------------      -------------
     TOTAL LIABILITIES                                        31,876,590          8,990,442          6,552,957         10,129,361
                                                           -------------      -------------      -------------      -------------
NET ASSETS                                                 $ 184,612,194      $ 116,212,504      $  39,249,304      $  36,614,165
                                                           =============      =============      =============      =============

Net assets consist of:
Undistributed net investment loss                          ($    172,197)     ($    326,386)     ($    162,725)     ($    151,510)
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts:                 (18,740,835)      (142,058,678)        (7,848,362)        (5,410,501)
Unrealized appreciation (depreciation) on:
     Investments                                             (28,272,429)       (11,987,925)        (5,555,344)        (4,574,423)
     Foreign currency and forward foreign
     currency contracts                                               --                 --                 22                 --
Capital shares at par value of $.01                              184,238            302,208             48,742             42,735
Additional paid-in capital                                   231,613,417        270,283,285         52,766,971         46,707,864
                                                           -------------      -------------      -------------      -------------
NET ASSETS                                                 $ 184,612,194      $ 116,212,504      $  39,249,304      $  36,614,165
                                                           =============      =============      =============      =============
Investments in securities, including repurchase
     agreements, at identified cost                        $ 244,515,851      $ 136,934,138      $  50,981,958      $  51,092,750
                                                           -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost                   --                 --      $           9                 --
                                                           =============      =============      =============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $ 180,535,660      $ 114,700,897      $  37,612,919      $  35,172,535
                                                           =============      =============      =============      =============
Shares Outstanding                                            18,016,656         29,827,122          4,670,883          4,105,104
                                                           -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share   $       10.02      $        3.85      $        8.05      $        8.57
                                                           =============      =============      =============      =============

SERIES II SHARES:
Net Assets at value                                        $   4,076,534      $   1,511,607      $   1,636,385      $   1,441,630
                                                           =============      =============      =============      =============
Shares Outstanding                                               407,140            393,665            203,365            168,417
                                                           -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share   $       10.01      $        3.84      $        8.05      $        8.56
                                                           =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                            MID CAP            ALL CAP           FINANCIAL
                                                             STOCK             GROWTH             SERVICES            OVERSEAS
                                                             TRUST              TRUST               TRUST              TRUST
                                                          -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)          $ 163,883,326      $ 522,565,928      $  51,667,571      $ 442,985,742
Repurchase agreements, at value                              11,363,000                 --                 --         29,166,000
Cash                                                              1,393              4,146              2,078              1,829
Foreign currency                                                     --                 --                 --         11,699,849
Receivables:
     Forward foreign currency contracts (Note 8)                     --                 --                 --              3,576
     Investments sold                                           457,603          5,311,318                 --          2,846,060
     Variation margin for open futures contracts                     --                 --                 --            166,131
     Dividends and interest                                      27,446            195,018             55,515            345,430
     Foreign tax withholding reclaims                                --              1,131              4,693            102,958
Other assets                                                      3,109             10,229                669              6,723
                                                          -------------      -------------      -------------      -------------
     TOTAL ASSETS                                           175,735,877        528,087,770         51,730,526        487,324,298
                                                          -------------      -------------      -------------      -------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                     --                 --                 --                302
     Investments purchased                                           --            498,015            109,350          1,864,710
     Dividend and interest withholding tax                           --                 --                505             40,188
     Other payables and accrued expenses                         18,008             49,329              3,986             91,314
     Collateral for securities lending                       12,154,820         23,085,259          7,998,160         55,508,504
                                                          -------------      -------------      -------------      -------------
     TOTAL LIABILITIES                                       12,172,828         23,632,603          8,112,001         57,505,018
                                                          -------------      -------------      -------------      -------------
NET ASSETS                                                $ 163,563,049      $ 504,455,167      $  43,618,525      $ 429,819,280
                                                          =============      =============      =============      =============

Net assets consist of:
Undistributed net investment income (loss)                ($    432,253)     ($  1,374,070)     $      29,370      $   1,370,721
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts:                (34,486,043)      (232,953,063)          (362,625)      (121,879,444)
Unrealized appreciation (depreciation) on:
     Investments                                             (5,586,056)       (35,175,249)        (4,455,819)       (42,477,860)
     Futures contracts                                               --                 --                 --           (796,691)
     Foreign currency and forward foreign currency
     contracts                                                       --                 --                355            339,050
Capital shares at par value of $.01                             175,524            398,720             41,364            518,910
Additional paid-in capital                                  203,891,877        773,558,829         48,365,880        592,744,594
                                                          -------------      -------------      -------------      -------------
NET ASSETS                                                $ 163,563,049      $ 504,455,167      $  43,618,525      $ 429,819,280
                                                          =============      =============      =============      =============
Investments in securities, including repurchase
     agreements, at identified cost                       $ 180,832,382      $ 557,741,177      $  56,123,390      $ 514,629,602
                                                          -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost                  --                 --                 --      $  11,385,246
                                                          =============      =============      =============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $ 159,820,372      $ 502,002,894      $  41,127,891      $ 422,988,186
                                                          =============      =============      =============      =============
Shares Outstanding                                           17,150,394         39,678,041          3,900,224         51,066,156
                                                          -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share  $        9.32      $       12.65      $       10.55      $        8.28
                                                          =============      =============      =============      =============

SERIES II SHARES:
Net Assets at value                                       $   3,742,677      $   2,452,273      $   2,490,634      $   6,831,094
                                                          =============      =============      =============      =============
Shares Outstanding                                              402,014            193,933            236,225            824,849
                                                          -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share  $        9.31      $       12.64      $       10.54      $        8.28
                                                          =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                              INTERNATIONAL   INTERNATIONAL       CAPITAL           STRATEGIC
                                                                 STOCK            VALUE        APPRECIATION       OPPORTUNITIES
                                                                 TRUST            TRUST            TRUST             TRUST
                                                             ---------------  ---------------  ---------------   ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)             $   337,498,000  $   300,923,711  $    56,261,531   $   789,041,681
Repurchase agreements, at value                                    4,461,000       13,083,000               --        13,019,000
Cash                                                                   1,227            1,913            1,503             1,980
Foreign currency                                                   1,025,384        1,381,058               --                --
Receivables:
     Forward foreign currency contracts (Note 8)                         556           12,837               --                --
     Investments sold                                              4,220,534           29,483          368,803         6,035,455
     Dividends and interest                                          351,068          409,679           29,617           323,266
     Foreign tax withholding reclaims                                106,383           80,416               84                --
Other assets                                                           4,721            4,405              906            16,781
                                                             ---------------  ---------------  ---------------   ---------------
     TOTAL ASSETS                                                347,668,873      315,926,502       56,662,444       808,438,163
                                                             ---------------  ---------------  ---------------   ---------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                          23              625               --                --
     Investments purchased                                           542,056        1,015,058          192,064         4,265,145
     Dividend and interest withholding tax                            33,152           48,402               --                --
     Other payables and accrued expenses                              54,859           42,204            6,170            83,153
     Collateral for securities lending                            56,871,995       32,441,183        1,539,588        55,406,335
                                                             ---------------  ---------------  ---------------   ---------------
     TOTAL LIABILITIES                                            57,502,085       33,547,472        1,737,822        59,754,633
                                                             ---------------  ---------------  ---------------   ---------------
NET ASSETS                                                   $   290,166,788  $   282,379,030  $    54,924,622   $   748,683,530
                                                             ===============  ===============  ===============   ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                   $     1,874,601  $     3,250,357  ($       54,206)  ($    2,212,708)
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts:                     (34,296,024)     (10,041,620)      (9,393,921)     (405,772,161)
Unrealized appreciation (depreciation) on:
     Investments                                                 (46,174,835)     (18,636,471)      (6,416,680)     (169,205,903)
     Foreign currency and forward foreign currency contracts          20,435          113,588               --                --
Capital shares at par value of $.01                                  316,208          270,403           75,678           773,266
Additional paid-in capital                                       368,426,403      307,422,773       70,713,751     1,325,101,036
                                                             ---------------  ---------------  ---------------   ---------------
NET ASSETS                                                   $   290,166,788  $   282,379,030  $    54,924,622   $   748,683,530
                                                             ===============  ===============  ===============   ===============
Investments in securities, including repurchase
     agreements, at identified cost                          $   388,133,835  $   332,643,182  $    62,678,211   $   971,266,584
                                                             ---------------  ---------------  ---------------   ---------------
Investments in foreign currency, at identified cost          $     1,015,737  $     1,286,891               --                --
                                                             ===============  ===============  ===============   ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                          $   283,639,262  $   273,900,059  $    52,043,884   $   746,876,369
                                                             ===============  ===============  ===============   ===============
Shares Outstanding                                                30,909,150       26,227,622        7,170,427        77,139,932
                                                             ---------------  ---------------  ---------------   ---------------
Net asset value, offering and redemption price per share     $          9.18  $         10.44  $          7.26   $          9.68
                                                             ===============  ===============  ===============   ===============

SERIES II SHARES:
Net Assets at value                                          $     6,527,526  $     8,478,971  $     2,880,738   $     1,807,161
                                                             ===============  ===============  ===============   ===============
Shares Outstanding                                                   711,608          812,713          397,396           186,669
                                                             ---------------  ---------------  ---------------   ---------------
Net asset value, offering and redemption price per share     $          9.17  $         10.43  $          7.25   $          9.68
                                                             ===============  ===============  ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                          QUANTITATIVE           GLOBAL           STRATEGIC
                                                             MID CAP             EQUITY             GROWTH             GROWTH
                                                              TRUST              TRUST              TRUST              TRUST
                                                          -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)          $ 113,054,276      $ 493,821,096      $ 109,494,033      $ 401,622,139
Repurchase agreements, at value                               3,940,000                 --                 --          4,400,000
Cash                                                              1,857                 --              2,372              1,430
Foreign currency                                                     --            732,676                 --                 --
Receivables:
     Forward foreign currency contracts (Note 8)                     --              8,184                 --                 --
     Investments sold                                         3,902,935          5,551,483          1,518,749                 --
     Dividends and interest                                      23,359            756,739             53,398            320,849
     Foreign tax withholding reclaims                                --            238,852              1,753                178
Other assets                                                      5,302              8,566              1,909              7,771
                                                          -------------      -------------      -------------      -------------
     TOTAL ASSETS                                           120,927,729        501,117,596        111,072,214        406,352,367
                                                          -------------      -------------      -------------      -------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                     --                780                 --                 --
     Investments purchased                                    2,748,210          2,691,974            646,897                 --
     Dividend and interest withholding tax                           --             19,071                894                 --
     Due to custodian                                                --          2,362,662                 --                 --
     Other payables and accrued expenses                         11,603             59,676             19,717             54,892
     Collateral for securities lending                       24,094,971         47,698,624          1,494,681         17,291,550
                                                          -------------      -------------      -------------      -------------
     TOTAL LIABILITIES                                       26,854,784         52,832,787          2,162,189         17,346,442
                                                          -------------      -------------      -------------      -------------
NET ASSETS                                                $  94,072,945      $ 448,284,809      $ 108,910,025      $ 389,005,925
                                                          =============      =============      =============      =============

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)                  ($     45,296)     $   2,066,144      ($    164,750)     ($    737,036)
Accumulated undistributed net realized loss on
     investments, options, foreign currency
     and forward foreign currency contracts:                (30,832,873)       (76,521,192)        (7,703,265)      (242,344,662)
Unrealized appreciation (depreciation) on:
     Investments                                             (1,811,558)       (30,857,808)       (24,054,328)      (104,513,819)
     Foreign currency and forward foreign
     currency contracts                                              --             22,007                245                 --
Capital shares at par value of $.01                             103,693            385,706            128,670            347,043
Additional paid-in capital                                  126,658,979        553,189,952        140,703,453        736,254,399
                                                          -------------      -------------      -------------      -------------
NET ASSETS                                                $  94,072,945      $ 448,284,809      $ 108,910,025      $ 389,005,925
                                                          =============      =============      =============      =============
Investments in securities, including repurchase
     agreements, at identified cost                       $ 118,805,834      $ 524,678,904      $ 133,548,361      $ 510,535,958
                                                          -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost                  --      $     730,645                 --                 --
                                                          =============      =============      =============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $  93,695,608      $ 446,309,108      $ 105,294,098      $ 386,210,590
                                                          =============      =============      =============      =============
Shares Outstanding                                           10,327,637         38,400,513         12,439,378         34,454,841
                                                          -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share  $        9.07      $       11.62      $        8.46      $       11.21
                                                          =============      =============      =============      =============

SERIES II SHARES:
Net Assets at value                                       $     377,337      $   1,975,701      $   3,615,927      $   2,795,335
                                                          =============      =============      =============      =============
Shares Outstanding                                               41,618            170,046            427,629            249,459
                                                          -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share  $        9.07      $       11.62      $        8.46      $       11.21
                                                          =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                           LARGE CAP           ALL CAP             CAPITAL         QUANTITATIVE
                                                            GROWTH              VALUE           OPPORTUNITIES         EQUITY
                                                             TRUST              TRUST               TRUST              TRUST
                                                          -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)          $ 459,259,290      $  45,139,059      $  43,487,784      $ 341,168,731
Repurchase agreements, at value                              28,235,000                 --                 --          9,423,000
Cash                                                              1,444                325              1,771              1,110
Foreign currency                                                 28,938                 --                 19                 --
Receivables:
     Investments sold                                         2,156,400            420,065            173,069            215,864
     Dividends and interest                                     470,519             16,153             43,589            333,146
     Foreign tax withholding reclaims                             7,351                115                 --                 --
Other assets                                                      8,762                630                753              7,113
                                                          -------------      -------------      -------------      -------------
     TOTAL ASSETS                                           490,167,704         45,576,347         43,706,985        351,148,964
                                                          -------------      -------------      -------------      -------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                     96                 --                 22                 --
     Investments purchased                                    7,716,196            511,849            410,590          3,169,822
     Dividend and interest withholding tax                        2,304                172                797              1,341
     Other payables and accrued expenses                         40,695              7,078              8,177             47,904
     Collateral for securities lending                       18,612,406          9,401,147          2,070,424          6,117,387
                                                          -------------      -------------      -------------      -------------
     TOTAL LIABILITIES                                       26,371,697          9,920,246          2,490,010          9,336,454
                                                          -------------      -------------      -------------      -------------
NET ASSETS                                                $ 463,796,007      $  35,656,101      $  41,216,975      $ 341,812,510
                                                          =============      =============      =============      =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                $     432,251      $       2,624      ($      1,607)     $     655,323
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts:               (153,451,435)          (617,985)        (2,653,413)      (168,257,227)
Unrealized appreciation (depreciation) on:
     Investments                                            (63,593,344)        (5,724,343)        (6,793,295)       (61,825,676)
     Foreign currency and forward foreign currency
     contracts                                                     (389)                --                100                 --
Capital shares at par value of $.01                             536,787             34,267             47,246            247,186
Additional paid-in capital                                  679,872,137         41,961,538         50,617,944        570,992,904
                                                          -------------      -------------      -------------      -------------
NET ASSETS                                                $ 463,796,007      $  35,656,101      $  41,216,975      $ 341,812,510
                                                          =============      =============      =============      =============
Investments in securities, including repurchase
     agreements, at identified cost                       $ 551,087,634      $  50,863,402      $  50,281,079      $ 412,417,407
                                                          -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost       $      28,764                 --      $          18                 --
                                                          =============      =============      =============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $ 457,837,066      $  34,337,594      $  39,963,368      $ 340,074,250
                                                          =============      =============      =============      =============
Shares Outstanding                                           52,988,591          3,299,956          4,580,927         24,592,895
                                                          -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share  $        8.64      $       10.41      $        8.72      $       13.83
                                                          =============      =============      =============      =============

SERIES II SHARES:
Net Assets at value                                       $   5,958,941      $   1,318,507      $   1,253,607      $   1,738,260
                                                          =============      =============      =============      =============
Shares Outstanding                                              690,099            126,783            143,709            125,732
                                                          -------------      -------------      -------------      -------------
Net asset value, offering and redemption price per share  $        8.63      $       10.40      $        8.72      $       13.83
                                                          =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                        BLUE CHIP                                 REAL ESTATE        SMALL COMPANY
                                                         GROWTH              UTILITIES            SECURITIES             VALUE
                                                          TRUST                TRUST                TRUST                TRUST
                                                     ---------------      ---------------      ---------------      ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $ 1,381,584,453      $    26,174,218      $   312,016,430      $   420,131,755
Repurchase agreements, at value                            5,697,000                   --           18,066,000                   --
Cash                                                              --                1,392                1,618                   --
Receivables:

    Investments sold                                       7,146,329               49,311              161,810           14,164,786
    Dividends and interest                                 1,104,071               77,117            2,172,053              570,414
    Foreign tax withholding reclaims                              --                  899                   --                   --
Other assets                                                  26,904                  399                4,282                5,452
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                       1,395,558,757           26,303,336          332,422,193          434,872,407
                                                     ---------------      ---------------      ---------------      ---------------

LIABILITIES
Payables:

    Investments purchased                                  9,377,327               98,633            1,384,938              604,702
    Dividend and interest withholding tax                     13,822                1,913                7,719                   --
    Due to custodian                                              --                   --                   --            6,407,265
    Other payables and accrued expenses                      147,062                4,787               29,699               20,414
    Collateral for securities lending                     41,321,605            3,994,375            2,692,300           44,850,518
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                     50,859,816            4,099,708            4,114,656           51,882,899
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $ 1,344,698,941      $    22,203,628      $   328,307,537      $   382,989,508
                                                     ===============      ===============      ===============      ===============

NET ASSETS CONSIST OF:

Undistributed net investment income (loss)           ($       48,829)     $       187,740      $     7,619,544      $       591,624
Accumulated undistributed net realized gain (loss)
  on investments, foreign currency
  and forward foreign currency contracts:               (112,278,109)          (4,074,336)         (12,746,656)           3,060,518
Unrealized appreciation (depreciation) on:
    Investments                                         (154,346,223)          (4,305,604)          32,976,509           19,960,646
    Foreign currency and forward foreign currency
    contracts                                                     --                  582                   --                   --
Capital shares at par value of $.01                        1,021,341               29,905              192,340              260,269
Additional paid-in capital                             1,610,350,761           30,365,341          300,265,800          359,116,451
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $ 1,344,698,941      $    22,203,628      $   328,307,537      $   382,989,508
                                                     ===============      ===============      ===============      ===============
Investments in securities, including repurchase
agreements, at identified cost                       $ 1,541,627,676      $    30,479,822      $   297,105,921      $   400,171,109
                                                     ===============      ===============      ===============      ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $ 1,335,461,843      $    21,378,349      $   320,709,903      $   371,627,660
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                       101,431,988            2,879,290           18,788,650           25,254,484
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         13.17      $          7.42      $         17.07      $         14.72
                                                     ===============      ===============      ===============      ===============

SERIES II SHARES:
Net Assets at value                                  $     9,237,098      $       825,279      $     7,597,634      $    11,361,848
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                           702,065              111,164              445,339              772,370
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         13.16      $          7.42      $         17.06      $         14.71
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                         MID CAP                                  EQUITY               TACTICAL
                                                          VALUE                VALUE               INDEX              ALLOCATION
                                                          TRUST                TRUST               TRUST                 TRUST
                                                     ---------------      ---------------      ---------------      ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   199,329,003      $   360,705,929      $    89,539,701      $    76,815,695
Repurchase agreements, at value                           11,017,000              301,000            1,744,000                   --
Cash                                                           1,304                1,712                  583                   --
Receivables:
    Investments sold                                              --               63,749               55,069                   --
    Dividends and interest                                   185,853              366,084              105,817               88,360

Other assets                                                   2,391                6,715                1,731                1,436
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                         210,535,551          361,445,189           91,446,901           76,905,491
                                                     ---------------      ---------------      ---------------      ---------------
LIABILITIES
Payables:

    Investments purchased                                  1,329,830              271,174               61,489                   --
    Variation margin for open futures contracts                   --                   --                4,275                   --
    Due to custodian                                              --                   --                   --              412,557
    Other payables and accrued expenses                        3,108               31,929               39,598               33,695
    Collateral for securities lending                      9,877,896            4,431,898              560,815            2,785,829
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                     11,210,834            4,735,001              666,177            3,232,081
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   199,324,717      $   356,710,188      $    90,780,724      $    73,673,410
                                                     ===============      ===============      ===============      ===============

NET ASSETS CONSIST OF:

Undistributed net investment income                  $       574,391      $     1,410,467      $       534,358      $       108,099
Accumulated undistributed net realized loss on
    investments and futures:                              (1,933,110)          (1,129,677)          (2,235,791)          (6,978,322)
Unrealized appreciation (depreciation) on:
    Investments                                              391,960          (19,916,284)         (18,254,027)         (17,412,014)
    Futures contracts                                             --                   --              (49,347)                  --
Capital shares at par value of $.01                          153,874              240,494               75,524               85,024
Additional paid-in capital                               200,137,602          376,105,188          110,710,007           97,870,623
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   199,324,717      $   356,710,188      $    90,780,724      $    73,673,410
                                                     ===============      ===============      ===============      ===============
Investments in securities, including repurchase
    agreements, at identified cost                   $   209,954,043      $   380,923,213      $   109,537,728      $    94,227,709
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:

SERIES I SHARES:

Net Assets at value                                  $   187,614,199      $   352,992,202      $    90,780,724      $    73,103,005
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                        14,482,831           23,798,648            7,552,419            8,436,530
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         12.95      $         14.83      $         12.02      $          8.67
                                                     ===============      ===============      ===============      ===============

SERIES II SHARES:

Net Assets at value                                  $    11,710,518      $     3,717,987                   --      $       570,405
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                           904,543              250,702                   --               65,885
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
price per share                                      $         12.95      $         14.83                   --      $          8.66
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                       FUNDAMENTAL           GROWTH &            U.S. LARGE
                                                          VALUE               INCOME              CAP VALUE          EQUITY-INCOME
                                                          TRUST                TRUST                TRUST                TRUST
                                                     ---------------      ---------------      ---------------      ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   178,910,862      $ 1,944,954,431      $   562,951,743      $ 1,224,482,532
Repurchase agreements, at value
                                                                  --              104,000           17,417,000            5,289,000
Cash                                                           4,365                1,822                1,717                   --


Receivables:

    Investments sold                                          76,012                   --              812,960            4,384,121
    Dividends and interest                                   232,971            2,411,398              583,385            2,170,481
    Foreign tax withholding reclaims                              --                   --                2,613                   --
Other assets                                                   2,727               38,828                9,740               21,100
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                         179,226,937        1,947,510,479          581,779,158        1,236,347,234
                                                     ---------------      ---------------      ---------------      ---------------

LIABILITIES
Payables:

    Investments purchased                                  1,941,747                   --            2,668,324            2,558,376
    Dividend and interest withholding tax                        530                   --                   --                   --
    Other payables and accrued expenses                        9,203              197,370               65,183               98,058
    Collateral for securities lending                      2,625,704           20,229,920           49,178,778           29,131,821
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                      4,577,184           20,427,290           51,912,285           31,788,255

                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   174,649,753      $ 1,927,083,189      $   529,866,873      $ 1,204,558,979
                                                     ===============      ===============      ===============      ===============

NET ASSETS CONSIST OF:

Undistributed net investment income                  $       398,062      $     7,692,200      $       976,757      $     8,077,755
Accumulated undistributed net realized gain
    (loss) on investments:                                (2,132,202)        (117,758,697)         (17,457,473)          27,232,917
Unrealized appreciation on:
    Investments                                          (14,500,958)          47,845,205          (86,121,908)         (27,051,947)
    Foreign currency and forward foreign
    currency contracts                                            33                   --                   --                   --

Capital shares at par value of $.01                          165,151              999,513              508,312              859,159
Additional paid-in capital
                                                         190,719,667        1,988,304,968          631,961,185        1,195,441,095
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   174,649,753      $ 1,927,083,189      $   529,866,873      $ 1,204,558,979
                                                     ===============      ===============      ===============      ===============
Investments in securities, including
    repurchase agreements, at
    identified cost                                  $   193,411,820      $ 1,897,213,226      $   666,490,651      $ 1,256,823,479
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:

SERIES I SHARES:

Net Assets at value                                  $   166,619,338      $ 1,916,587,263      $   518,469,415      $ 1,189,819,243
                                                     ===============      ===============      ===============      ===============
Shares Outstanding

                                                          15,755,437           99,406,802           49,736,896           84,864,159
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
price per share                                      $         10.58      $         19.28      $         10.42      $         14.02
                                                     ===============      ===============      ===============      ===============

SERIES II SHARES:

Net Assets at value                                  $     8,030,415      $    10,495,926      $    11,397,458      $    14,739,736
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                           759,639              544,537            1,094,327            1,051,717
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
price per share                                      $         10.57      $         19.27      $         10.42      $         14.01
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                         INCOME &                                    HIGH             STRATEGIC
                                                          VALUE               BALANCED              YIELD                BOND
                                                          TRUST                TRUST                TRUST                TRUST
                                                     ---------------      ---------------      ---------------      ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   539,055,118      $   152,437,535      $   385,411,096      $   397,582,458
Repurchase agreements, at value                           14,492,000            1,554,000           15,683,000                   --
Cash                                                           1,504                1,445                1,392                1,280
Receivables:
    Forward foreign currency contracts (Note 8)                   --                   --               44,972                   --
    Investments sold                                      17,053,177               57,963              904,297            9,839,122
    Variation margin for open futures contracts                   --                   --               15,563                   --
    Dividends and interest                                 2,410,127              724,189           10,618,174            5,230,069
    Foreign tax withholding reclaims                           3,389                4,315                   --                   --
Other assets                                                   9,560                2,901                6,224                5,230
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                         573,024,875          154,782,348          412,684,718          412,658,159
                                                     ---------------      ---------------      ---------------      ---------------
LIABILITIES
Payables:
    Forward foreign currency contracts (Note 8)                   --                   --              997,134                   --
    Investments purchased                                  5,577,195              837,734              488,877           38,834,981
    Dividend and interest withholding tax                         --                  449                   --                3,998
    Other payables and accrued expenses                       43,875               15,540               55,163               36,078
    Collateral for securities lending                     57,842,054            1,157,325           58,472,322           45,725,339
Deferred mortgage dollar roll income                              --                   --                   --               41,102
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                     63,463,124            2,011,048           60,013,496           84,641,498
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   509,561,751      $   152,771,300      $   352,671,222      $   328,016,661
                                                     ===============      ===============      ===============      ===============
NET ASSETS CONSIST OF:
Undistributed net investment income                  $     5,340,958      $     1,754,782      $    16,716,263      $    10,143,341
Accumulated undistributed net realized loss on
    investments, futures, foreign currency
    and forward foreign currency contracts:               (9,674,411)         (49,917,771)         (26,581,515)         (30,863,092)
Unrealized depreciation on:
    Investments                                          (58,966,370)         (14,737,332)        (119,857,486)         (15,453,327)
    Futures contracts                                             --                   --             (133,477)                  --
    Foreign currency and forward foreign currency
        contracts                                                (18)                  --             (919,474)                  --
Capital shares at par value of $.01                          581,491              129,184              413,954              320,272
Additional paid-in capital                               572,280,101          215,542,437          483,032,957          363,869,467
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   509,561,751      $   152,771,300      $   352,671,222      $   328,016,661
                                                     ===============      ===============      ===============      ===============
Investments in securities, including repurchase
    agreements, at identified cost                   $   612,513,488      $   168,728,867      $   520,951,582      $   413,035,785
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   505,983,708      $   151,589,686      $   345,865,648      $   324,350,184
                                                     ===============      ===============      ===============      ===============
Shares Outstanding

                                                          57,740,423           12,818,443           40,596,324           31,669,094
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $          8.76      $         11.83      $          8.52      $         10.24
                                                     ===============      ===============      ===============      ===============

SERIES II SHARES:

Net Assets at value                                  $     3,578,044      $     1,181,614      $     6,805,574      $     3,666,477
                                                     ===============      ===============      ===============      ===============
Shares Outstanding

                                                             408,697               99,988              799,060              358,117
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $          8.75      $         11.82      $          8.52      $         10.24
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                         GLOBAL               TOTAL               INVESTMENT           DIVERSIFIED
                                                          BOND                RETURN             QUALITY BOND              BOND
                                                          TRUST               TRUST                  TRUST                TRUST
                                                     ---------------      ---------------      ---------------      ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   173,680,297      $ 1,118,055,620      $   478,704,668      $   396,161,648
Repurchase agreements, at value                            1,151,000           12,747,000           26,871,000           17,068,000
Cash                                                           1,418                   --                1,794                1,114
Foreign currency                                           5,434,455            9,963,207                   --                   --
Receivables:
    Forward foreign currency contracts (Note 8)            3,253,989               89,500                   --                   --
    Investments sold                                      41,337,801           96,343,933            8,451,881              828,305
    Variation margin for open futures contracts                2,023                   --                   --                   --
    Dividends and interest                                 2,850,208           10,038,971            6,694,329            3,989,531
    Interest on swap agreement                               292,718                1,047                   --                   --
    Foreign tax withholding reclaims                           4,478                   --               14,656                  460
Other assets                                                   1,586               14,552                7,104                5,079
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                         228,009,973        1,247,253,830          520,745,432          418,054,137
                                                     ---------------      ---------------      ---------------      ---------------
LIABILITIES
Payables:
    Forward foreign currency contracts (Note 8)              356,962              194,513                   --                   --
    Investments purchased                                105,529,471          226,173,744            8,040,118            3,938,529
    Interest on swap agreement                               242,480               18,749                   --                   --
    Variation margin for open futures contracts                   --              207,987                   --                   --
    Dividend and interest withholding tax                        686                   --                  635                   --
    Due to custodian                                              --               73,157                   --                   --
    Other payables and accrued expenses                       20,617               84,572               45,373               26,625
    Collateral for securities lending                             --                   --           70,173,064           84,846,286

Interest rate swap contracts (Note 3)                        692,225               17,578                   --                   --
Written options outstanding, at value: (premiums
    received: $862,382 and $3,491,005 in the
    Global Bond and Total Return Trusts,
    respectively) (Note 3)                                   837,286            3,198,355                   --                   --
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                    107,679,727          229,968,655           78,259,190           88,811,440
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   120,330,246      $ 1,017,285,175      $   442,486,242      $   329,242,697
                                                     ===============      ===============      ===============      ===============

NET ASSETS CONSIST OF:

Undistributed net investment income                  $     2,281,151      $    15,763,256      $    12,722,693      $     7,897,318
Accumulated undistributed net realized gain
    (loss) on investments, futures, options,
    swaps, foreign currency and forward foreign
    currency contracts:                                   (6,014,981)          15,348,647          (19,073,498)          (1,195,330)
Unrealized appreciation (depreciation) on:
    Investments                                            5,063,389           (1,170,723)           2,193,510           (3,186,930)
    Futures contracts                                        574,926            4,994,395                   --                   --
    Written options contracts                                 25,096              292,650                   --                   --
    Interest rate swaps                                     (692,225)             (17,578)                  --                   --
    Foreign currency and forward foreign
        currency contracts                                   714,352           (3,555,278)                  --                   (2)
Capital shares at par value of $.01                           94,837              746,919              382,170              321,628
Additional paid-in capital                               118,283,701          984,882,887          446,261,367          325,406,013
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   120,330,246      $ 1,017,285,175      $   442,486,242      $   329,242,697
                                                     ===============      ===============      ===============      ===============
Investments in securities, including
    repurchase agreements, at
    identified cost                                  $   169,767,908      $ 1,131,973,343      $   503,382,158      $   416,416,578
                                                     ---------------      ---------------      ---------------      ---------------
Investments in foreign currency, at
    identified cost                                  $     5,235,136      $     9,584,871                   --                   --
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   118,819,360      $   989,774,112      $   437,464,615      $   324,686,325
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                         9,364,609           72,670,625           37,783,060           31,717,276
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         12.69      $         13.62      $         11.58      $         10.24
                                                     ===============      ===============      ===============      ===============
SERIES II SHARES:
Net Assets at value                                  $     1,510,886      $    27,511,063      $     5,021,627      $     4,556,372
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                           119,087            2,021,268              433,973              445,516
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         12.69      $         13.61      $         11.57      $         10.23
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                     U.S. GOVERNMENT          MONEY               SMALL CAP          INTERNATIONAL
                                                        SECURITIES            MARKET                INDEX                INDEX
                                                          TRUST               TRUST                 TRUST                TRUST
                                                     ---------------      ---------------      ---------------      ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   729,128,486      $ 1,564,770,342      $    68,095,780      $    65,304,345
Repurchase agreements, at value                          284,061,000           27,313,000            6,537,000            1,392,000
Cash                                                           1,046                1,834                1,628                2,465
Foreign currency                                                  --                   --                   --              254,797
Receivables:
    Investments sold                                      35,279,118                   --               43,152                   --
    Fund shares sold                                              --                   --                   --                   --
    Variation margin for open futures contracts                   --                   --              113,100               38,706
    Dividends and interest                                 2,894,284                4,097               54,208              115,313
    Foreign tax withholding reclaims                              --                   --                   --               24,075
Other assets                                                 211,552               23,502                  981                  900
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                       1,051,575,486        1,592,112,775           74,845,849           67,132,601
                                                     ---------------      ---------------      ---------------      ---------------
LIABILITIES
Payables:
    Investments purchased                                387,533,111                   --                   --                   --
    Variation margin for open futures contracts                1,562                   --                   --                   --
    Dividend and interest withholding tax                         --                   --                   --               11,360
    Other payables and accrued expenses                       72,547              108,189                4,203                4,283
    Dividends                                                     --              156,560                   --                   --
    Collateral for securities lending                             --                   --            6,213,263            9,716,802
Deferred mortgage dollar roll income                         571,815                   --                   --                   --
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                    388,179,035              264,749            6,217,466            9,732,445
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   663,396,451      $ 1,591,848,026      $    68,628,383      $    57,400,156
                                                     ===============      ===============      ===============      ===============
NET ASSETS CONSIST OF:
Undistributed net investment income                  $    12,283,152                   --      $       361,777      $       516,724
Accumulated undistributed net realized loss on
    investments, futures, foreign currency
    and forward foreign currency contracts:               (7,366,261)                  --           (6,725,778)          (4,615,596)
Unrealized appreciation (depreciation) on:
    Investments                                            9,173,535                   --           (1,828,443)         (14,940,627)
    Futures contracts                                        169,714                   --               20,029               (2,576)
    Foreign currency and forward foreign currency
    contracts                                                     --                   --                   --               14,455
Capital shares at par value of $.01                          486,824      $     1,591,848               64,045               68,788
Additional paid-in capital                               648,649,487        1,590,256,178           76,736,753           76,358,988
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   663,396,451      $ 1,591,848,026      $    68,628,383      $    57,400,156
                                                     ===============      ===============      ===============      ===============
Investments in securities, including repurchase
    agreements, at identified cost                   $ 1,004,015,951      $ 1,592,083,342      $    76,461,223      $    81,636,972
                                                     ---------------      ---------------      ---------------      ---------------
Investments in foreign currency,
    at identified cost                                            --                   --                   --      $       247,426
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   647,537,937      $ 1,527,400,531      $    67,082,392      $    56,183,630
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                        47,518,165          152,740,044            6,260,174            6,733,032
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         13.63      $         10.00      $         10.72      $          8.34
                                                     ===============      ===============      ===============      ===============
SERIES II SHARES:
Net Assets at value                                  $    15,858,514      $    64,447,495      $     1,545,991      $     1,216,526
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                         1,164,253            6,444,749              144,369              145,809
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         13.62      $         10.00      $         10.71      $          8.34
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                         MID CAP            TOTAL STOCK              500               LIFESTYLE
                                                          INDEX             MARKET INDEX            INDEX           AGGRESSIVE 1000
                                                          TRUST                TRUST                TRUST                TRUST
                                                     ---------------      ---------------      ---------------      ---------------

ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   107,408,478      $    65,482,906      $   736,432,756      $   206,833,291
Repurchase agreements, at value                            4,652,000            4,145,000            9,118,000                   --
Cash                                                           3,860                1,624                1,664                2,349
Receivables:
    Investments sold                                              --               14,261              446,823                   --
    Variation margin for open futures contracts               28,050                   --                   --                   --
    Dividends and interest                                    63,269               73,335              857,529                   --
    Foreign tax withholding reclaims                              --                   --                    7                   --
    Due from adviser                                              --                   --                   --               63,799
Other assets                                                   1,181                1,281               13,906                   --
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                         112,156,838           69,718,407          746,870,685          206,899,439
                                                     ---------------      ---------------      ---------------      ---------------
LIABILITIES
Payables:
    Investments purchased                                         --                   --              499,037                   --
    Variation margin for open futures contracts                   --                3,425               21,375                   --
    Dividend and interest withholding tax                         --                   39                   --                   --
    Other payables and accrued expenses                        4,748                5,552               49,699               10,612
    Collateral for securities lending                      9,219,073            1,558,351           16,034,016                   --
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                      9,223,821            1,567,367           16,604,127               10,612
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   102,933,017      $    68,151,040      $   730,266,558      $   206,888,827
                                                     ===============      ===============      ===============      ===============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)           $       223,929      $       307,405      $     3,480,668      ($       75,831)
Accumulated undistributed net realized loss on
    investments and futures:                                (686,720)          (1,090,686)         (17,114,698)         (31,759,928)
Unrealized depreciation on:
    Investments                                           (6,151,508)         (22,867,691)        (228,636,888)         (24,180,819)
    Futures contracts                                        (89,932)             (69,095)            (241,270)                  --
Capital shares at par value of $.01                           83,292               79,208              860,067              221,475
Additional paid-in capital                               109,553,956           91,791,899          971,918,679          262,683,930
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   102,933,017      $    68,151,040      $   730,266,558      $   206,888,827
                                                     ===============      ===============      ===============      ===============
Investments in securities, including repurchase
agreements, at identified cost                       $   118,211,986      $    92,495,597      $   974,187,644      $   231,014,110
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   100,744,443      $    67,174,383      $   725,596,579      $   202,712,471
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                         8,152,070            7,807,223           85,456,570           21,700,428
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         12.36      $          8.60      $          8.49      $          9.34
                                                     ===============      ===============      ===============      ===============
SERIES II SHARES:
Net Assets at value                                  $     2,188,574      $       976,657      $     4,669,979      $     4,176,356
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                           177,168              113,543              550,099              447,075
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         12.35      $          8.60      $          8.49      $          9.34
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

                                                        LIFESTYLE           LIFESTYLE             LIFESTYLE             LIFESTYLE
                                                        GROWTH 820         BALANCED 640          MODERATE 460       CONSERVATIVE 280
                                                          TRUST               TRUST                 TRUST                 TRUST
                                                     ---------------      ---------------      ---------------      ---------------

ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)      $   831,100,100      $   891,124,937      $   322,852,267      $   232,027,376
Cash                                                             939                2,179                  460                  225
Receivables:
    Dividends and interest                                        --                   --                3,173                4,559
    Due from adviser                                         126,817              126,145               66,552               60,344
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL ASSETS                                         831,227,856          891,253,261          322,922,452          232,092,504
                                                     ---------------      ---------------      ---------------      ---------------
LIABILITIES
Payables:
    Other payables and accrued expenses                       41,125               42,175               13,954                9,557
    Dividends                                                     --                   --                3,173                4,559
                                                     ---------------      ---------------      ---------------      ---------------
    TOTAL LIABILITIES                                         41,125               42,175               17,127               14,116
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   831,186,731      $   891,211,086      $   322,905,325      $   232,078,388
                                                     ===============      ===============      ===============      ===============

NET ASSETS CONSIST OF:

Undistributed net investment loss                    ($      300,295)     ($      316,406)     ($      106,921)     ($       73,213)
Accumulated undistributed net realized loss on
    investments                                          (98,674,402)         (79,956,458)         (16,997,546)          (3,936,112)
Unrealized depreciation on investments                   (83,055,014)         (67,305,957)         (12,911,087)          (2,061,866)
Capital shares at par value of $.01                          819,433              825,075              282,289              184,792
Additional paid-in capital                             1,012,397,009        1,037,964,832          352,638,590          237,964,787
                                                     ---------------      ---------------      ---------------      ---------------
NET ASSETS                                           $   831,186,731      $   891,211,086      $   322,905,325      $   232,078,388
                                                     ===============      ===============      ===============      ===============
Investments in securities, including repurchase
    agreements, at identified cost                   $   914,155,114      $   958,430,894      $   335,763,354      $   234,089,242
                                                     ===============      ===============      ===============      ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   814,506,748      $   873,346,622      $   313,387,378      $   224,146,478
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                        80,298,752           80,853,671           27,397,078           17,847,638
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         10.14      $         10.80      $         11.44      $         12.56
                                                     ===============      ===============      ===============      ===============
SERIES II SHARES:
Net Assets at value                                  $    16,679,983      $    17,864,464      $     9,514,774      $     7,931,910
                                                     ===============      ===============      ===============      ===============
Shares Outstanding                                         1,644,554            1,653,841              831,802              631,572
                                                     ---------------      ---------------      ---------------      ---------------
Net asset value, offering and redemption
    price per share                                  $         10.14      $         10.80      $         11.44      $         12.56
                                                     ===============      ===============      ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                        INTERNET     PACIFIC RIM       TELE-          SCIENCE &
                                                                      TECHNOLOGIES     EMERGING     COMMUNICATIONS   TECHNOLOGY
                                                                          TRUST      MARKETS TRUST      TRUST           TRUST
                                                                      ------------   -------------  --------------   ----------
Investment Income:
   Interest .......................................................   $     14,187    $    33,460    $    25,198    $     313,639
   Dividends ......................................................          2,130        543,423         69,351          577,113
   Less: Foreign taxes withheld ...................................             --        (53,162)        (3,713)         (30,723)
                                                                      ------------    -----------    -----------    -------------
   Total income ...................................................         16,317        523,721         90,836          860,029
                                                                      ------------    -----------    -----------    -------------

Expenses:
   Investment adviser fee (Note 5) ................................        172,732        220,302         66,163        2,852,679
   Distribution fee for Series I  (Note 6) ........................         25,900         46,988         10,416          454,802
   Distribution fee for Series II  (Note 6) .......................             23            512             72              350
   Custodian fee ..................................................         16,026         89,967         24,847           87,344
   Fund administration fees (Note 5) ..............................          2,993          4,456          1,108           53,843
   Printing and postage fees ......................................          1,571          2,356            581           28,296
   Audit and legal fees ...........................................          1,296          1,933            485           23,200
   Registration and filing fees ...................................            535            800            198            9,618
   Trustees fees and expenses (Note 7) ............................            329            492            121            5,903
   Miscellaneous ..................................................            384          3,177            128            7,583
                                                                      ------------    -----------    -----------    -------------
   Expenses before reductions by investment adviser ...............        221,789        370,983        104,119        3,523,618
   Less reductions of expenses by investment adviser (Note 5) .....             --             --             --          (54,244)
                                                                      ------------    -----------    -----------    -------------
   Total expenses .................................................        221,789        370,983        104,119        3,469,374
                                                                      ------------    -----------    -----------    -------------
Net investment income (loss) ......................................       (205,472)       152,738        (13,283)      (2,609,345)
                                                                      ------------    -----------    -----------    -------------

Realized and unrealized gain (loss) on investments, written options contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions ........................................    (10,016,164)      (854,957)    (5,882,426)     (82,552,861)
   Written options contracts ......................................             --             --         12,674               --
   Foreign currency and forward foreign currency contracts ........             --        (21,375)        (1,902)         (32,629)
Change in unrealized appreciation (depreciation) on:
   Investments ....................................................     (5,758,761)     4,860,174     (2,261,713)    (147,327,473)
   Written options contracts ......................................             --             --         (6,827)              --
   Translation of foreign currency and forward foreign
   currency contracts .............................................             --         13,764            360                7
                                                                      ------------    -----------    -----------    -------------
   Net gain (loss) on investments, written options contracts,
   foreign currency and forward foreign currency contracts ........    (15,774,925)     3,997,606     (8,139,834)    (229,912,956)
                                                                      ------------    -----------    -----------    -------------

Net increase (decrease) in net assets resulting from operations ...   ($15,980,397)   $ 4,150,344    ($8,153,117)   ($232,522,301)
                                                                      ============    ===========    ===========    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                        INTERNATIONAL     HEALTH      AGGRESSIVE        EMERGING
                                                                          SMALL CAP      SCIENCES       GROWTH       SMALL COMPANY
                                                                            TRUST         TRUST          TRUST           TRUST
                                                                        -------------  ------------   ------------   -------------
Investment Income:
    Interest                                                             $    25,936   $     61,578   $    213,829   $    351,320
    Dividends                                                              1,492,554        101,873        403,394        621,760
    Less: Foreign taxes withheld                                            (547,893)          (233)          (920)        (4,497)
                                                                         -----------   ------------   ------------   ------------
    Total income                                                             970,597        163,218        616,303        968,583
                                                                         -----------   ------------   ------------   ------------

Expenses:
    Investment adviser fee (Note 5)                                          699,943        311,835      1,284,448      1,889,066
    Distribution fee for Series I (Note 6)                                   110,319         48,889        226,240        314,356
    Distribution fee for Series II (Note 6)                                      463            815            997          1,138
    Custodian fee                                                            375,096         34,438         63,426         58,168
    Fund administration fees (Note 5)                                         11,300          3,607         22,621         31,401
    Printing and postage fees                                                  5,963          1,933         11,954         16,742
    Audit and legal fees                                                      13,086          1,625          9,792         13,596
    Registration and filing fees                                               2,025            652          4,071          5,742
    Trustees fees and expenses (Note 7)                                        1,244            405          2,472          3,478
    Miscellaneous                                                              2,314            533          3,373          4,537
                                                                         -----------   ------------   ------------   ------------
    Expenses before reductions by investment adviser                       1,221,753        404,732      1,629,394      2,338,224
    Less reductions of expenses by investment adviser (Note 5)                    --         (6,301)            --             --
                                                                         -----------   ------------   ------------   ------------
    Total expenses                                                         1,221,753        398,431      1,629,394      2,338,224
                                                                         -----------   ------------   ------------   ------------
Net investment loss                                                         (251,156)      (235,213)    (1,013,091)    (1,369,641)
                                                                         -----------   ------------   ------------   ------------

Realized and unrealized gain (loss) on investments, written options contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                                3,132,929     (3,437,988)   (18,554,465)   (12,172,334)
    Written options contracts                                                     --            (56)            --             --
    Foreign currency and forward foreign currency contracts                 (965,557)        (1,493)            --             18
Change in unrealized appreciation (depreciation) on:
    Investments                                                            1,770,090    (12,607,048)   (19,934,011)   (66,117,235)
    Written options contracts                                                     --        154,923             --             --
    Translation of foreign currency and forward foreign                       17,693            451             --             --
    currency contracts
                                                                         -----------   ------------   ------------   ------------
    Net gain (loss) on investments, written options contracts,             3,955,155    (15,891,211)   (38,488,476)   (78,289,551)
    foreign currency and forward foreign currency contracts
                                                                         -----------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations          $ 3,703,999   ($16,126,424)  ($39,501,567)  ($79,659,192)
                                                                         ===========   ============   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                SMALL COMPANY       DYNAMIC            MID CAP          MID CAP
                                                                   BLEND            GROWTH             GROWTH        OPPORTUNITIES
                                                                   TRUST             TRUST              TRUST            TRUST
                                                                -------------     ------------      ------------     -------------
Investment Income:
   Interest                                                     $    134,343      $    241,368      $     35,994      $    30,222
   Dividends                                                         699,696           119,214            44,729           55,789
   Less: Foreign taxes withheld                                       (1,497)               --              (135)             (17)
                                                                ------------      ------------      ------------      -----------
   Total income                                                      832,542           360,582            80,588           85,994
                                                                ------------      ------------      ------------      -----------

Expenses:
   Investment adviser fee (Note 5)                                   818,205           534,977           167,047          149,541
   Distribution fee for Series I (Note 6)                            135,899            94,201            29,271           26,196
   Distribution fee for Series II (Note 6)                             1,093               482               485              453
   Custodian fee                                                      49,998            36,331            40,785           56,710
   Fund administration fees (Note 5)                                  10,823             8,866             2,271            1,836
   Printing and postage fees                                           5,937             4,841             1,236            1,073
   Audit and legal fees                                                4,736             3,823             1,009              814
   Registration and filing fees                                        2,065             1,691               425              384
   Trustees fees and expenses (Note 7)                                 1,262             1,007               261              231
   Miscellaneous                                                       1,481               749               291              266
                                                                ------------      ------------      ------------      -----------
   Total expenses                                                  1,031,499           686,968           243,081          237,504
                                                                ------------      ------------      ------------      -----------
Net investment loss                                                 (198,957)         (326,386)         (162,493)        (151,510)
                                                                ------------      ------------      ------------      -----------

Realized and unrealized loss on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                         2,816,746       (23,892,392)       (5,956,648)      (2,073,152)
   Foreign currency and forward foreign currency contracts                 8                --               128               --
Change in unrealized appreciation (depreciation) on:
   Investments                                                   (21,028,235)       (3,100,998)       (4,864,825)      (5,635,505)
   Translation of foreign currency and forward foreign
   currency contracts                                                     --                --                24               --
                                                                ------------      ------------      ------------      -----------
   Net loss on investments, foreign currency and forward         (18,211,481)      (26,993,390)      (10,821,321)      (7,708,657)
   foreign currency contracts
                                                                ------------      ------------      ------------      -----------

Net decrease in net assets resulting from operations            ($18,410,438)     ($27,319,776)     ($10,983,814)     ($7,860,167)
                                                                ============      ============      ============      ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                       MID CAP          ALL CAP        FINANCIAL
                                                                        STOCK           GROWTH          SERVICES        OVERSEAS
                                                                        TRUST            TRUST           TRUST           TRUST
                                                                    ------------     ------------     -----------     ------------
Investment Income:
    Interest                                                        $    147,858     $    199,595     $    41,194     $    522,232
    Dividends                                                            256,207        1,374,468         190,817        3,608,049
    Less: Foreign taxes withheld                                              --           (6,537)         (4,666)        (391,113)
                                                                    ------------     ------------     -----------     ------------
    Total income                                                         404,065        1,567,526         227,345        3,739,168
                                                                    ------------     ------------     -----------     ------------

Expenses:
    Investment adviser fee (Note 5)                                      649,855        2,316,051         148,333        1,727,932
    Distribution fee for Series I (Note 6)                               125,291          438,141          27,548          322,966
    Distribution fee for Series II (Note 6)                                1,136              649             617            2,383
    Custodian fee                                                         34,350           75,333          16,202          242,339
    Fund administration fees (Note 5)                                     10,656           46,689           1,884           28,925
    Printing and postage fees                                              5,768           24,600           1,014           16,052
    Audit and legal fees                                                   4,640           20,246             653           12,463
    Registration and filing fees                                           1,995            8,361             342            5,657
    Trustees fees and expenses (Note 7)                                    1,189            5,132             213            3,347
    Miscellaneous                                                          1,438            6,394             240            4,266
                                                                    ------------     ------------     -----------     ------------
    Total expenses                                                       836,318        2,941,596         197,046        2,366,330
                                                                    ------------     ------------     -----------     ------------
Net investment income (loss)                                            (432,253)      (1,374,070)         30,299        1,372,838
                                                                    ------------     ------------     -----------     ------------

Realized and unrealized loss on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                           (5,086,561)     (53,094,941)         17,351      (21,807,336)
    Futures contracts                                                         --               --              --        1,008,934
    Foreign currency and forward foreign currency contracts                   --               --          (5,574)         274,486
Change in unrealized appreciation (depreciation) on:
    Investments                                                      (19,405,359)     (33,048,526)     (4,316,923)       9,324,592
    Futures contracts                                                         --               --              --         (655,584)
    Translation of foreign currency and forward foreign
    currency contracts                                                        --               --             360          441,931
                                                                    ------------     ------------     -----------     ------------
    Net loss on investments, futures contracts, foreign currency     (24,491,920)     (86,143,467)     (4,304,786)     (11,412,977)
    and forward foreign currency contracts
                                                                    ------------     ------------     -----------     ------------

Net decrease in net assets resulting from operations                ($24,924,173)    ($87,517,537)    ($4,274,487)    ($10,040,139)
                                                                    ============     ============     ===========     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                  INTERNATIONAL   INTERNATIONAL       CAPITAL         STRATEGIC
                                                                      STOCK           VALUE        APPRECIATION     OPPORTUNITIES
                                                                      TRUST           TRUST            TRUST            TRUST
                                                                  ------------     -----------     ------------     -------------
Investment Income:
    Interest                                                      $    214,860     $   241,560     $     38,414     $     258,666
    Dividends                                                        3,666,413       4,887,790          174,082         1,870,164
    Less: Foreign taxes withheld                                      (398,886)       (485,816)          (1,691)               --
                                                                  ------------     -----------     ------------     -------------
    Total income                                                     3,482,387       4,643,534          210,805         2,128,830
                                                                  ------------     -----------     ------------     -------------

Expenses:
    Investment adviser fee (Note 5)                                  1,177,738       1,040,687          188,216         3,319,982
    Distribution fee for Series I (Note 6)                             206,938         187,267           37,246           711,202
    Distribution fee for Series II (Note 6)                              2,097           2,415              926               519
    Custodian fee                                                      198,331         130,032           32,105           124,643
    Fund administration fees (Note 5)                                   17,945          13,392            2,652            77,307
    Printing and postage fees                                            9,951           7,736            1,495            40,704
    Audit and legal fees                                                 7,701           5,782            1,182            33,417
    Registration and filing fees                                         3,514           2,790              522            13,825
    Trustees fees and expenses (Note 7)                                  2,046           1,601              321             8,446
    Miscellaneous                                                        2,685           2,277              346            11,493
                                                                  ------------     -----------     ------------     -------------
    Expenses before reductions by investment adviser                 1,628,946       1,393,979          265,011         4,341,538
    Less reductions of expenses by investment adviser (Note 5)         (25,982)             --               --                --
                                                                  ------------     -----------     ------------     -------------
    Total expenses                                                   1,602,964       1,393,979          265,011         4,341,538
                                                                  ------------     -----------     ------------     -------------
Net investment income (loss)                                         1,879,423       3,249,555          (54,206)       (2,212,708)
                                                                  ------------     -----------     ------------     -------------

Realized and unrealized loss on investments,
    foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                        (11,605,066)       (855,544)      (4,596,550)      (34,913,462)
    Foreign currency and forward foreign currency contracts             44,278        (229,238)              --                --
Change in unrealized appreciation (depreciation) on:
    Investments                                                        (72,243)     (2,802,326)      (6,588,984)     (198,597,161)
    Translation of foreign currency and forward foreign
    currency contracts                                                  17,193         110,675               --                --
                                                                  ------------     -----------     ------------     -------------
    Net loss on investments, foreign currency and forward
    foreign currency contracts                                     (11,615,838)     (3,776,433)     (11,185,534)     (233,510,623)
                                                                  ------------     -----------     ------------     -------------

Net decrease in net assets resulting from operations              ($ 9,736,415)    ($  526,878)    ($11,239,740)    ($235,723,331)
                                                                  ============     ===========     ============     =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                         QUANTITATIVE      GLOBAL       STRATEGIC
                                                                            MID CAP        EQUITY         GROWTH        GROWTH
                                                                             TRUST         TRUST           TRUST         TRUST
                                                                         ------------   ------------   ------------   ------------
Investment Income:
    Interest                                                             $     42,204   $    130,261   $     81,158   $     46,456
    Dividends                                                                 357,188      4,698,356        287,892      1,260,342
    Less: Foreign taxes withheld                                                   --       (236,271)        (2,213)            --
                                                                         ------------   ------------   ------------   ------------
    Total income                                                              399,392      4,592,346        366,837      1,306,798
                                                                         ------------   ------------   ------------   ------------

Expenses:
    Investment adviser fee (Note 5)                                           323,729      1,867,961        392,467      1,571,969
    Distribution fee for Series I (Note 6)                                     74,659        373,296         78,016        336,515
    Distribution fee for Series II (Note 6)                                       112            690          1,113            788
    Custodian fee                                                              28,577        197,325         45,827         51,644
    Fund administration fees (Note 5)                                           7,290         39,169          5,604         34,147
    Printing and postage fees                                                   3,846         20,641          3,218         18,484
    Audit and legal fees                                                        3,166         16,968          2,491         14,818
    Registration and filing fees                                                1,306          7,015          1,146          6,394
    Trustees fees and expenses (Note 7)                                           790          4,301            695          3,897
    Miscellaneous                                                               1,213          7,380            777          5,178
                                                                         ------------   ------------   ------------   ------------
    Total expenses                                                            444,688      2,534,746        531,354      2,043,834
                                                                         ------------   ------------   ------------   ------------
Net investment income (loss)                                                  (45,296)     2,057,600       (164,517)      (737,036)
                                                                         ------------   ------------   ------------   ------------

Realized and unrealized loss on investments, written options contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                                (6,510,683)   (34,194,099)    (2,074,386)   (33,481,236)
    Written options contracts                                                      --         12,395             --             --
    Foreign currency and forward foreign currency contracts                        --        (42,304)        (1,060)            --
Change in unrealized appreciation (depreciation) on:
    Investments                                                            (5,004,351)   (16,310,857)   (26,034,547)   (61,969,220)
    Translation of foreign currency and forward foreign                            --         55,024            141             18
    currency contracts
                                                                         ------------   ------------   ------------   ------------
    Net loss on investments, written options contracts,
    foreign currency and forward foreign currency contracts               (11,515,034)   (50,479,841)   (28,109,852)   (95,450,438)
                                                                         ------------   ------------   ------------   ------------

Net decrease in net assets resulting from operations                     ($11,560,330)  ($48,422,241)  ($28,274,369)  ($96,187,474)
                                                                         ============   ============   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                  LARGE CAP         ALL CAP         CAPITAL         QUANTITATIVE
                                                                   GROWTH            VALUE       OPPORTUNITIES         EQUITY
                                                                    TRUST            TRUST            TRUST             TRUST
                                                                ------------      -----------    -------------      ------------
Investment Income:
    Interest                                                    $    243,807      $    15,493      $    52,575      $    123,644
    Dividends                                                      2,635,172          180,817          173,955         2,195,250
    Less: Foreign taxes withheld                                     (17,924)          (4,251)          (3,102)           (1,327)
                                                                ------------      -----------      -----------      ------------
    Total income                                                   2,861,055          192,059          223,428         2,317,567
                                                                ------------      -----------      -----------      ------------

Expenses:
    Investment adviser fee (Note 5)                                1,865,438          129,628          151,918         1,223,495
    Distribution fee for Series I (Note 6)                           372,419           24,131           30,276           305,635
    Distribution fee for Series II (Note 6)                            1,559              408              253               557
    Custodian fee                                                    102,070           31,046           36,808            55,862
    Fund administration fees (Note 5)                                 36,468            1,736            2,344            32,299
    Printing and postage fees                                         19,325              938            1,253            17,184
    Audit and legal fees                                              15,914              779            1,052            13,895
    Registration and filing fees                                       6,571              316              424             5,905
    Trustees fees and expenses (Note 7)                                4,039              197              262             3,539
    Miscellaneous                                                      4,876              252              460             3,872
                                                                ------------      -----------      -----------      ------------
    Total expenses                                                 2,428,679          189,431          225,050         1,662,243
                                                                ------------      -----------      -----------      ------------
Net investment income (loss)                                         432,376            2,628           (1,622)          655,324
                                                                ------------      -----------      -----------      ------------

Realized and unrealized loss on investments, foreign
    currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                      (33,751,946)        (309,540)        (423,635)      (34,162,275)
    Foreign currency and forward foreign currency contracts            6,208               --           (1,573)               --
Change in unrealized appreciation (depreciation) on:
    Investments                                                  (32,583,297)      (6,586,109)      (8,184,459)      (51,737,470)
    Translation of foreign currency and forward
    foreign currency contracts                                           118               --              114                --
                                                                ------------      -----------      -----------      ------------
    Net loss on investments, foreign currency and
    forward foreign currency contracts                           (66,328,917)      (6,895,649)      (8,609,553)      (85,899,745)
                                                                ------------      -----------      -----------      ------------

Net decrease in net assets resulting from operations            ($65,896,541)     ($6,893,021)     ($8,611,175)     ($85,244,421)
                                                                ============      ===========      ===========      ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                          BLUE CHIP                   REAL ESTATE    SMALL COMPANY
                                                                           GROWTH        UTILITIES     SECURITIES        VALUE
                                                                            TRUST          TRUST          TRUST          TRUST
                                                                        -------------   -----------   ------------   ------------
Investment Income:
    Interest                                                            $     172,345   $    91,104   $     67,523   $    184,739
    Dividends                                                               6,759,472       233,194      7,770,323      2,025,923
    Less: Foreign taxes withheld                                              (34,146)       (4,796)       (13,431)            --
                                                                        -------------   -----------   ------------   ------------
    Total income                                                            6,897,671       319,502      7,824,415      2,210,662
                                                                        -------------   -----------   ------------   ------------

Expenses:
    Investment adviser fee (Note 5)                                         5,503,323        80,345        830,222      1,438,267
    Distribution fee for Series I (Note 6)                                  1,151,741        15,968        194,210        238,346
    Distribution fee for Series II (Note 6)                                     2,279           235          2,213          3,184
    Custodian fee                                                             151,644        31,494         33,278         54,586
    Fund administration fees (Note 5)                                         116,265         1,249         15,265         15,510
    Printing and postage fees                                                  61,934           679          8,480          8,599
    Audit and legal fees                                                       50,352           564          6,611          6,876
    Registration and filing fees                                               21,229           230          2,969          2,971
    Trustees fees and expenses (Note 7)                                        12,843           141          1,761          1,796
    Miscellaneous                                                              16,093           317          2,262          2,696
                                                                        -------------   -----------   ------------   ------------
    Expenses before reductions by investment adviser                        7,087,703       131,222      1,097,271      1,772,831
    Less reductions of expenses by investment adviser (Note 5)               (141,203)           --             --        (31,589)
                                                                        -------------   -----------   ------------   ------------
    Total expenses                                                          6,946,500       131,222      1,097,271      1,741,242
                                                                        -------------   -----------   ------------   ------------
Net investment income (loss)                                                  (48,829)      188,280      6,727,144        469,420
                                                                        -------------   -----------   ------------   ------------

Realized and unrealized gain (loss) on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                               (37,580,492)   (1,634,861)     4,500,094      3,807,148
    Futures contracts                                                              --            --             --       (321,749)
    Foreign currency and forward foreign currency contracts                    (5,817)        1,153             --             --
Change in unrealized appreciation (depreciation) on:
    Investments                                                          (237,752,892)   (3,448,983)    21,495,993      8,644,307
    Translation of foreign currency and forward foreign currency
      contracts                                                                    --           535             --             --
                                                                        -------------   -----------   ------------   ------------
    Net gain (loss) on investments, futures contracts, foreign
      currency and forward foreign currency contracts                    (275,339,201)   (5,082,156)    25,996,087     12,129,706
                                                                        -------------   -----------   ------------   ------------

Net increase (decrease) in net assets resulting from operations         ($275,388,030)  ($4,893,876)  $ 32,723,231   $ 12,599,126
                                                                        =============   ===========   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                        MID CAP                        EQUITY         TACTICAL
                                                                         VALUE         VALUE            INDEX        ALLOCATION
                                                                         TRUST         TRUST            TRUST           TRUST
                                                                     -----------    ------------    ------------    ------------
Investment Income:
     Interest                                                        $    75,596    $     63,947    $     21,059    $      7,390
     Dividends                                                         1,204,131       2,936,209         710,041         577,127
     Less: Foreign taxes withheld                                         (3,576)         (6,103)         (3,733)         (3,197)
                                                                     -----------    ------------    ------------    ------------
     Total income                                                      1,276,151       2,994,053         727,367         581,320
                                                                     -----------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                     557,054       1,197,953         124,916         297,265
     Distribution fee for Series I (Note 6)                              103,188         281,064              --          59,402
     Distribution fee for Series II (Note 6)                               2,941           1,152              --             120
     Custodian fee                                                        31,023          43,679          50,330         103,089
     Fund administration fees (Note 5)                                     6,042          24,852           7,518           5,406
     Printing and postage fees                                             3,282          13,346           3,969           2,871
     Audit and legal fees                                                  2,747          10,931           3,275           2,380
     Registration and filing fees                                          1,103           4,571           1,349             975
     Trustees fees and expenses (Note 7)                                     693           2,801             828             601
     Miscellaneous                                                           729           3,237           1,019           1,251
                                                                     -----------    ------------    ------------    ------------
     Total expenses                                                      708,802       1,583,586         193,204         473,360
                                                                     -----------    ------------    ------------    ------------
                                                                                    ------------    ------------    ------------
Net investment income                                                    567,349       1,410,467         534,163         107,960
                                                                     -----------    ------------    ------------    ------------

Realized and unrealized loss on investments and futures contracts:
Net realized gain (loss) on:
     Investment transactions                                          (1,462,480)      1,809,279      (1,156,298)     (1,340,123)
     Futures contracts                                                        --              --        (285,712)             --
Change in unrealized appreciation (depreciation) on:
     Investments                                                      (3,490,545)    (36,622,841)    (13,008,118)    (10,444,318)
     Futures contracts                                                        --              --         (51,181)             --
                                                                     -----------    ------------    ------------    ------------
     Net loss on investments and futures contracts                    (4,953,025)    (34,813,562)    (14,501,309)    (11,784,441)
                                                                     -----------    ------------    ------------    ------------

Net decrease in net assets resulting from operations                 ($4,385,676)   ($33,403,095)   ($13,967,146)   ($11,676,481)
                                                                     ===========    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                  FUNDAMENTAL       GROWTH &       U.S. LARGE CAP
                                                                     VALUE           INCOME            VALUE        EQUITY-INCOME
                                                                     TRUST            TRUST            TRUST            TRUST
                                                                  ------------    -------------    --------------   ------------
Investment Income:
   Interest                                                       $    184,554    $     242,021    $     456,384    $    484,807
   Dividends                                                           965,430       15,691,558        3,127,261      12,941,838
   Less: Foreign taxes withheld                                         (8,815)         (67,176)         (63,685)        (63,890)
                                                                  ------------    -------------    -------------    ------------
   Total income                                                      1,141,169       15,866,403        3,519,960      13,362,755
                                                                  ------------    -------------    -------------    ------------

Expenses:
   Investment adviser fee (Note 5)                                     580,814        5,906,793        1,979,940       4,366,741
   Distribution fee for Series I (Note 6)                              112,628        1,659,134          408,151         907,473
   Distribution fee for Series II (Note 6)                               2,462            3,100            3,480           3,946
   Custodian fee                                                        28,472          193,278           67,684         108,491
   Fund administration fees (Note 5)                                     7,762          172,201           34,521          81,679
   Printing and postage fees                                             4,228           91,291           19,064          43,754
   Audit and legal fees                                                  3,509           74,727           14,910          35,713
   Registration and filing fees                                          1,438           31,163            6,703          14,987
   Trustees fees and expenses (Note 7)                                     891           19,017            3,908           9,141
   Miscellaneous                                                           903           23,500            4,842          11,681
                                                                  ------------    -------------    -------------    ------------
   Expenses before reductions by investment adviser                    743,107        8,174,204        2,543,203       5,583,606
   Less reductions of expenses by investment adviser (Note 5)               --               --               --        (113,668)
                                                                  ------------    -------------    -------------    ------------
   Total expenses                                                      743,107        8,174,204        2,543,203       5,469,938
                                                                  ------------    -------------    -------------    ------------
Net investment income                                                  398,062        7,692,199          976,757       7,892,817
                                                                  ------------    -------------    -------------    ------------

Realized and unrealized loss on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                          (1,864,811)    (117,085,292)     (11,318,402)     29,526,590
Change in unrealized appreciation (depreciation) on:
   Investments                                                     (15,429,911)    (272,129,435)     (93,254,409)    (86,523,781)
   Translation of foreign currency and forward foreign currency
     contracts                                                              33               --               --              --
                                                                  ------------    -------------    -------------    ------------
   Net loss on investments, foreign currency and forward
     foreign currency contracts                                    (17,294,689)    (389,214,727)    (104,572,811)    (56,997,191)
                                                                  ------------    -------------    -------------    ------------

Net decrease in net assets resulting from operations              ($16,896,627)   ($381,522,528)   ($103,596,054)   ($49,104,374)
                                                                  ============    =============    =============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                      INCOME &                         HIGH          STRATEGIC
                                                                        VALUE        BALANCE           YIELD            BOND
                                                                        TRUST          TRUST           TRUST            TRUST
                                                                    ------------    ------------    ------------    ------------
Investment Income:
     Interest                                                       $  5,535,123    $  1,882,581    $ 17,786,751    $ 12,257,743
     Mortgage dollar rolls                                                    --              --              --         353,893
     Dividends                                                         2,258,808         546,926         492,420          25,119
     Less: Foreign taxes withheld                                        (46,839)           (443)             --            (205)
                                                                    ------------    ------------    ------------    ------------
     Total income                                                      7,747,092       2,429,064      18,279,171      12,636,550
                                                                    ------------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                   1,789,214         472,656       1,105,175       1,000,588
     Distribution fee for Series I (Note 6)                              412,386         125,198         263,849         239,623
     Distribution fee for Series II (Note 6)                               1,189             762           3,249           1,209
     Custodian fee                                                        93,648          44,997          65,172          88,148
     Fund administration fees (Note 5)                                    40,314          12,844          20,683          22,134
     Printing and postage fees                                            21,301           6,776          11,848          11,852
     Audit and legal fees                                                 17,605           5,586           8,949           9,569
     Registration and filing fees                                          7,235           2,303           4,252           4,082
     Trustees fees and expenses (Note 7)                                   4,448           1,414           2,472           2,438
     Miscellaneous                                                         5,797           1,747           3,085           4,156
                                                                    ------------    ------------    ------------    ------------
     Total expenses                                                    2,393,137         674,283       1,488,734       1,383,799
                                                                    ------------    ------------    ------------    ------------
Net investment income                                                  5,353,955       1,754,781      16,790,437      11,252,751
                                                                    ------------    ------------    ------------    ------------

Realized and unrealized loss on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                          (4,077,799)     (7,535,310)    (12,074,196)     (3,630,229)
     Futures contracts                                                        --              --          33,263           2,850
     Foreign currency and forward foreign currency contracts                  --              --        (125,835)         (9,965)
Change in unrealized appreciation (depreciation) on:                          --
     Investments                                                     (70,161,580)    (13,161,474)    (26,975,133)        (16,063)
     Futures contracts                                                        --              --        (132,453)             --
     Translation of foreign currency and forward
     foreign currency contracts                                              312             438        (988,550)         10,029
                                                                    ------------    ------------    ------------    ------------
     Net loss on investments, futures contracts, foreign currency
       and forward foreign currency contracts                        (74,239,067)    (20,696,346)    (40,262,904)     (3,643,378)
                                                                    ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations     ($68,885,112)   ($18,941,565)   ($23,472,467)   $  7,609,373
                                                                    ============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                              GLOBAL         TOTAL      INVESTMENT    DIVERSIFIED
                                                                               BOND         RETURN     QUALITY BOND      BOND
                                                                               TRUST         TRUST         TRUST         TRUST
                                                                           ------------   ------------   ------------  ------------
Investment Income:
    Interest                                                               $  1,935,259   $ 20,564,498   $ 14,277,455   $ 9,154,501
    Dividends                                                                    78,414             --          6,576            --
    Less: Foreign taxes withheld                                                 (1,618)            --             --            --
                                                                           ------------   ------------   ------------   -----------
    Total income                                                              2,012,055     20,564,498     14,284,031     9,154,501
                                                                           ------------   ------------   ------------   -----------

Expenses:
    Investment adviser fee (Note 5)                                             299,307      2,581,454      1,052,766       911,925
    Distribution fee for Series I (Note 6)                                       74,676        641,609        315,118       227,378
    Distribution fee for Series II (Note 6)                                         351          8,761          1,660         1,407
    Custodian fee                                                                81,049        128,384        121,429        52,402
    Fund administration fees (Note 5)                                             7,200         47,864         28,640        20,092
    Printing and postage fees                                                     3,797         26,939         15,381        10,740
    Audit and legal fees                                                          3,134         20,885         12,573         8,790
    Registration and filing fees                                                  1,291          9,550          5,282         3,679
    Trustees fees and expenses (Note 7)                                             792          5,585          3,234         2,223
    Miscellaneous                                                                 1,299          9,629          3,718         2,821
                                                                           ------------   ------------   ------------   -----------
    Total expenses                                                              472,896      3,480,660      1,559,801     1,241,457
                                                                           ------------   ------------   ------------   -----------
Net investment income                                                         1,539,159     17,083,838     12,724,230     7,913,044
                                                                           ------------   ------------   ------------   -----------

Realized and unrealized gain (loss) on investments, futures, options, swaps, foreign currency and forward foreign
    currency contracts:
Net realized gain (loss) on:
    Investment transactions                                                   1,044,613      5,942,060     (5,126,367)     (574,498)
    Futures contracts                                                          (763,242)     1,919,760             --            --
    Written options contracts                                                   231,706      3,242,496             --            --
    Interest rate swaps                                                        (545,724)     1,206,294             --            --
    Foreign currency and forward foreign currency contracts                     857,682      5,162,276             --            --
Change in unrealized appreciation (depreciation) on:
    Investments                                                               7,331,170     (5,082,538)     5,765,634    (3,950,558)
    Futures contracts                                                           386,057      4,883,533             --            --
    Written options contracts                                                    75,140     (1,277,132)            --            --
    Interest rate swaps                                                        (890,832)       (42,174)            --            --
    Translation of foreign currency and forward foreign currency contracts    1,306,311     (4,558,824)            --            47
                                                                           ------------   ------------   ------------   -----------
    Net gain (loss) on investments, futures, options, swaps,
    foreign currency and forward foreign currency contracts                   9,032,881     11,395,751        639,267    (4,525,009)
                                                                           ------------   ------------   ------------   -----------

Net increase in net assets resulting from operations                       $ 10,572,040   $ 28,479,589   $ 13,363,497   $ 3,388,035
                                                                           ============   ============   ============   ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                            U.S.
                                                                         GOVERNMENT       MONEY       SMALL CAP    INTERNATIONAL
                                                                         SECURITIES      MARKET         INDEX          INDEX
                                                                            TRUST         TRUST         TRUST          TRUST
                                                                         -----------   -----------   -----------   -------------
Investment Income:
   Interest                                                              $10,203,303   $13,231,329   $   116,651    $    48,285
   Mortgage dollar rolls                                                   4,443,807            --            --             --
   Dividends                                                                      --            --       390,223        757,840
   Less: Foreign taxes withheld                                                   --            --          (214)       (83,354)
                                                                         -----------   -----------   -----------    -----------
   Total income                                                           14,647,110    13,231,329       506,660        722,771
                                                                         -----------   -----------   -----------    -----------

Expenses:
   Investment adviser fee (Note 5)                                         1,582,520     2,602,232       109,712        105,881
   Distribution fee for Series I (Note 6)                                    443,059     1,102,806        43,709         39,544
   Distribution fee for Series II (Note 6)                                     4,199        29,018           413            376
   Custodian fee                                                             107,001       119,329         8,927          8,927
   Fund administration fees (Note 5)                                          36,245       102,704         3,514          3,585
   Printing and postage fees                                                  20,197        54,598         1,866          1,898
   Audit and legal fees                                                       15,880        45,033         1,542          1,567
   Registration and filing fees                                                7,108        18,634           633            644
   Trustees fees and expenses (Note 7)                                         4,247        11,377           391            396
   Miscellaneous                                                               3,460        12,166           456            466
                                                                         -----------   -----------   -----------    -----------
   Expenses before reductions by investment adviser                        2,223,916     4,097,897       171,163        163,284
   Less reductions of expenses by investment adviser (Note 5)                     --            --            --         (4,248)
                                                                         -----------   -----------   -----------    -----------
   Total expenses                                                          2,223,916     4,097,897       171,163        159,036
                                                                         -----------   -----------   -----------    -----------
Net investment income                                                     12,423,194     9,133,432       335,497        563,735
                                                                         -----------   -----------   -----------    -----------

Realized and unrealized gain (loss) on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                 2,207,709            --       (97,777)      (922,560)
   Futures contracts                                                         296,038            --    (1,051,549)          (623)
   Foreign currency and forward foreign currency contracts                        --            --            --        (58,321)
Change in unrealized appreciation (depreciation) on:
   Investments                                                             5,606,106            --    (3,227,823)      (626,474)
   Futures contracts                                                         112,501            --       (79,567)       (20,169)
   Translation of foreign currency and forward foreign currency
     contracts                                                                    --            --            --         14,044
                                                                         -----------   -----------   -----------    -----------
   Net gain (loss) on investments, futures contracts, foreign
     currency and forward foreign currency contracts                       8,222,354            --    (4,456,716)    (1,614,103)
                                                                         -----------   -----------   -----------    -----------


Net increase (decrease) in net assets resulting from operations          $20,645,548   $ 9,133,432   ($4,121,219)   ($1,050,368)
                                                                         ===========   ===========   ===========    ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                       MID CAP      TOTAL STOCK         500          LIFESTYLE
                                                                        INDEX       MARKET INDEX       INDEX       AGGRESSIVE 1000
                                                                        TRUST          TRUST           TRUST           TRUST
                                                                     -----------    -----------    -------------   ---------------
Investment Income:
   Interest                                                          $    65,932    $    42,027    $     151,954              --
   Dividends                                                             397,018        468,357        5,581,386              --
   Income distributions received                                              --             --               --    $    788,313
   Less: Foreign taxes withheld                                               --            (89)         (31,292)             --
                                                                     -----------    -----------    -------------    ------------
   Total income                                                          462,950        510,295        5,702,048         788,313
                                                                     -----------    -----------    -------------    ------------

Expenses:
   Investment adviser fee (Note 5)                                       156,978        134,924        1,464,825          62,963
   Distribution fee for Series I (Note 6)                                 62,528         53,881          585,343              --
   Distribution fee for Series II (Note 6)                                   614            207            1,370              --
   Custodian fee                                                           8,927          8,927           38,223              --
   Fund administration fees (Note 5)                                       4,347          5,167           55,733          13,550
   Printing and postage fees                                               2,328          2,727           29,495           7,188
   Audit and legal fees                                                    1,925          2,260           24,396           5,949
   Registration and filing fees                                              787            927           10,019           2,440
   Trustees fees and expenses (Note 7)                                       489            570            6,159           1,503
   Miscellaneous                                                             567            657            7,258           1,252
                                                                     -----------    -----------    -------------    ------------
   Expenses before reductions by investment adviser                      239,490        210,247        2,222,821          94,845
   Less reductions of expenses by investment adviser (Note 5)                 --             --               --         (19,014)
                                                                     -----------    -----------    -------------    ------------
   Total expenses                                                        239,490        210,247        2,222,821          75,831
                                                                     -----------    -----------    -------------    ------------
Net investment income                                                    223,460        300,048        3,479,227         712,482
                                                                     -----------    -----------    -------------    ------------

Realized and unrealized loss on investments and futures contracts:
Net realized gain (loss) on:
   Investment transactions                                               151,160         40,481       (4,492,270)     (7,290,631)
   Futures contracts                                                    (464,915)      (557,394)      (1,474,365)             --
Capital gain distributions received                                           --             --               --         720,320
Change in unrealized appreciation (depreciation) on:
   Investments                                                        (5,933,570)    (9,045,099)    (109,352,594)    (13,838,376)
   Futures contracts                                                    (131,442)       (95,401)        (285,698)             --
                                                                     -----------    -----------    -------------    ------------
   Net loss on investments and futures contracts                      (6,378,767)    (9,657,413)    (115,604,927)    (20,408,687)
                                                                     -----------    -----------    -------------    ------------

Net decrease in net assets resulting from operations                 ($6,155,307)   ($9,357,365)   ($112,125,700)   ($19,696,205)
                                                                     ===========    ===========    =============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------

                                                                                                                      LIFESTYLE
                                                                     LIFESTYLE       LIFESTYLE        LIFESTYLE      CONSERVATIVE
                                                                     GROWTH 820     BALANCED 640     MODERATE 460        280
                                                                       TRUST            TRUST            TRUST          TRUST
                                                                   ------------     ------------     ------------    -------------
Investment Income:
     Income distributions received                                 $ 10,055,960     $ 21,156,094     $  9,446,899     $ 5,597,650
                                                                   ------------     ------------     ------------     -----------
     Total income                                                    10,055,960       21,156,094        9,446,899       5,597,650
                                                                   ------------     ------------     ------------     -----------

Expenses:
     Investment adviser fee (Note 5)                                    212,648          220,805           82,967          61,219
     Fund administration fees (Note 5)                                   52,625           54,168           17,942          12,442
     Printing and postage fees                                           27,940           28,770            9,530           6,610
     Audit and legal fees                                                23,141           23,845            7,896           5,489
     Registration and filing fees                                         9,482            9,763            3,234           2,240
     Trustees fees and expenses (Note 7)                                  5,852            6,026            1,996           1,383
     Miscellaneous                                                        4,766            4,874            1,619           1,057
                                                                   ------------     ------------     ------------     -----------
     Expenses before reductions by investment adviser                   336,454          348,251          125,184          90,440
     Less reductions of expenses by investment adviser (Note 5)         (36,159)         (31,845)         (18,263)        (17,227)
                                                                   ------------     ------------     ------------     -----------
     Total expenses                                                     300,295          316,406          106,921          73,213
                                                                   ------------     ------------     ------------     -----------
Net investment income                                                 9,755,665       20,839,688        9,339,978       5,524,437
                                                                   ------------     ------------     ------------     -----------

Realized and unrealized loss on investments:
Net realized loss on investment transactions                        (23,729,655)     (22,959,186)      (2,864,541)       (498,139)
Capital gain distributions received                                   6,291,930        5,529,447          340,768         819,591
Change in unrealized depreciation on:
     Investments                                                    (62,629,013)     (54,323,088)     (14,124,381)     (5,301,653)
                                                                   ------------     ------------     ------------     -----------
     Net loss on investments                                        (56,337,083)     (48,793,641)     (13,783,613)     (4,482,062)
                                                                   ------------     ------------     ------------     -----------

Net increase (decrease) in net assets resulting from operations    ($46,581,418)    ($27,953,953)    ($ 4,443,635)    $ 1,042,375
                                                                   ============     ============     ============     ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             INTERNET                        PACIFIC RIM
                                                                           TECHNOLOGIES                    EMERGING MARKETS
                                                                               TRUST                            TRUST
                                                                  ------------------------------    ------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                      ENDED            YEAR             ENDED             YEAR
                                                                     6/30/02          ENDED            6/30/02            ENDED
                                                                   (UNAUDITED)       12/31/01        (UNAUDITED)        12/31/01
                                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      ($    205,472)   ($    231,473)   $     152,738    $     213,481
Net realized gain (loss) on:
      Investment transactions                                       (10,016,164)     (38,019,078)        (854,957)      (9,058,662)
      Written options contracts                                              --               --               --               --
      Foreign currency and forward foreign currency contracts                --               --          (21,375)        (157,589)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (5,758,761)      10,064,164        4,860,174       (2,856,511)
      Written options contracts                                              --               --               --               --
      Foreign currency and forward foreign currency contracts                --               --           13,764            8,412
                                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations     (15,980,397)     (28,186,387)       4,150,344      (11,850,869)
Distribution to shareholders from:
      Net investment income
            Series I                                                         --               --          (67,907)        (273,042)
            Series II                                                        --               --              (43)              --
                                                                  -------------    -------------    -------------    -------------
      Total distributions                                                    --               --          (67,950)        (273,042)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                         9,011,766       23,178,306      125,746,308      256,227,434
            Reinvestment of distributions                                    --               --           67,907          273,042
            Cost of shares redeemed                                  (7,984,300)      (7,108,024)    (118,494,402)    (271,765,686)
                                                                  -------------    -------------    -------------    -------------
      Total Series I transactions                                     1,027,466       16,070,282        7,319,813      (15,265,210)
      Series II
            Net proceeds from sales of shares                           135,192               --        9,865,793               --
            Reinvestment of distributions                                    --               --               43               --
            Cost of shares redeemed                                          --               --       (9,217,285)              --
                                                                  -------------    -------------    -------------    -------------
      Total Series II transactions                                      135,192               --          648,551               --
Net increase (decrease) in net assets from capital
      share transactions                                              1,162,658       16,070,282        7,968,364      (15,265,210)
                                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets                                   (14,817,739)     (12,116,105)      12,050,758      (27,389,121)
Net assets at beginning of period                                    41,197,971       53,314,076       55,981,046       83,370,167
                                                                  -------------    -------------    -------------    -------------
Net assets at end of period                                       $  26,380,232    $  41,197,971    $  68,031,804    $  55,981,046
                                                                  =============    =============    =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                2,676,804        4,899,620       18,306,464       36,550,282
           Reinvestment of distributions                                     --               --            9,591           38,457
           Shares redeemed                                           (2,561,538)      (1,626,612)     (17,179,952)     (38,337,893)
                                                                  -------------    -------------    -------------    -------------
      Net increase (decrease)                                           115,266        3,273,008        1,136,103       (1,749,154)
                                                                  =============    =============    =============    =============
      Series II
           Shares sold                                                   54,212               --        1,383,856               --
           Reinvestment of distributions                                     --               --                6               --
           Shares redeemed                                                   --               --       (1,287,807)              --
                                                                  -------------    -------------    -------------    -------------
      Net increase                                                       54,212               --           96,055               --
                                                                  =============    =============    =============    =============

                                                                              TELE-
                                                                          COMMUNICATIONS
                                                                              TRUST
                                                                  ------------------------------
                                                                   SIX MONTHS
                                                                     ENDED           4/30/2001*
                                                                    6/30/02             TO
                                                                   (UNAUDITED)       12/31/01
                                                                  -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      ($     13,283)   ($     15,989)
Net realized gain (loss) on:
      Investment transactions                                        (5,882,426)      (3,002,479)
      Written options contracts                                          12,674            8,562
      Foreign currency and forward foreign currency contracts            (1,902)          (3,980)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (2,261,713)      (2,469,458)
      Written options contracts                                          (6,827)             112
      Foreign currency and forward foreign currency contracts               360                2
                                                                  -------------    -------------
Net increase (decrease) in net assets resulting from operations      (8,153,117)      (5,483,230)
Distribution to shareholders from:
      Net investment income
            Series I                                                         --               --
            Series II                                                        --               --
                                                                  -------------    -------------
      Total distributions                                                    --               --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                         4,430,881       24,774,132
            Reinvestment of distributions                                    --               --
            Cost of shares redeemed                                  (2,488,432)      (2,373,041)
                                                                  -------------    -------------
      Total Series I transactions                                     1,942,449       22,401,091
      Series II
            Net proceeds from sales of shares                           282,561               --
            Reinvestment of distributions                                    --               --
            Cost of shares redeemed                                     (15,618)              --
                                                                  -------------    -------------
      Total Series II transactions                                      266,943               --
Net increase (decrease) in net assets from capital
      share transactions                                              2,209,392       22,401,091
                                                                  -------------    -------------
Increase (decrease) in net assets                                    (5,943,725)      16,917,861
Net assets at beginning of period                                    16,917,861               --
                                                                  -------------    -------------
Net assets at end of period                                       $  10,974,136    $  16,917,861
                                                                  =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  703,551        2,448,232
           Reinvestment of distributions                                     --               --
           Shares redeemed                                             (418,232)        (314,447)
                                                                  -------------    -------------
      Net increase (decrease)                                           285,319        2,133,785
                                                                  =============    =============
      Series II
           Shares sold                                                   55,882               --
           Reinvestment of distributions                                     --               --
           Shares redeemed                                               (2,950)              --
                                                                  -------------    -------------
      Net increase                                                       52,932               --
                                                                  =============    =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SCIENCE &                       INTERNATIONAL
                                                                        TECHNOLOGY                        SMALL CAP
                                                                          TRUST                             TRUST
                                                           ---------------------------------   ---------------------------------
                                                              SIX MONTHS                          SIX MONTHS
                                                                ENDED             YEAR              ENDED            YEAR
                                                              6/30/2002          ENDED            6/30/2002          ENDED
                                                             (UNAUDITED)       12/31/2001         (UNAUDITED)        12/31/2001
                                                           ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                        ($    2,609,345)  ($    7,081,861)  ($      251,156)  ($       20,933)
Net realized gain (loss) on:
      Investment transactions                                  (82,552,861)     (717,122,928)        3,132,929       (66,221,063)
      Futures contracts                                                 --                --                --                --
      Foreign currency and forward foreign currency
        contracts                                                  (32,629)          (74,559)         (965,557)       (3,147,127)
Change in unrealized appreciation (depreciation) on:
      Investments                                             (147,327,473)      189,464,485         1,770,090        (5,699,681)
      Written options contracts                                         --                --                --                --
      Foreign currency and forward foreign currency
        contracts                                                        7             8,098            17,693            10,018
                                                           ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from
  operations                                                  (232,522,301)     (534,806,765)        3,703,999       (75,078,786)
Distribution to shareholders from:
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                    --                --                --                --
            Series II                                                   --                --                --                --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                    --       (49,029,735)               --                --
                                                           ---------------   ---------------   ---------------   ---------------
      Total distributions                                               --       (49,029,735)               --                --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                   41,117,955       186,107,043        78,170,111       204,813,579
            Reinvestment of distributions                               --        49,029,735                --                --
            Cost of shares redeemed                            (89,429,853)     (183,894,785)      (82,160,984)     (240,689,846)
                                                           ---------------   ---------------   ---------------   ---------------
      Total Series I transactions                              (48,311,898)       51,241,993        (3,990,873)      (35,876,267)
      Series II
            Net proceeds from sales of shares                    1,765,893                --        12,707,092                --
            Reinvestment of distributions                               --                --                --                --
            Cost of shares redeemed                               (191,068)               --       (10,778,056)               --
                                                           ---------------   ---------------   ---------------   ---------------
      Total Series II transactions                               1,574,825                --         1,929,036                --
Net increase (decrease) in net assets from capital
      share transactions                                       (46,737,073)       51,241,993        (2,061,837)      (35,876,267)
                                                           ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets                             (279,259,374)     (532,594,507)        1,642,162      (110,955,053)
Net assets at beginning of period                              729,586,933     1,262,181,440       146,450,539       257,405,592
                                                           ---------------   ---------------   ---------------   ---------------
Net assets at end of period                                $   450,327,559   $   729,586,933   $   148,092,701   $   146,450,539
                                                           ===============   ===============   ===============   ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                           3,718,574        11,718,129         6,744,754        16,260,416
           Reinvestment of distributions                                --         3,433,455                --                --
           Shares redeemed                                      (8,235,772)      (12,611,226)       (7,088,803)      (18,998,584)
                                                           ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                                   (4,517,198)        2,540,358          (344,049)       (2,738,168)
                                                           ===============   ===============   ===============   ===============
      Series II
           Shares sold                                             187,591                --         1,083,551                --
           Reinvestment of distributions                                --                --                --                --
           Shares redeemed                                         (20,864)               --          (917,440)               --
                                                           ---------------   ---------------   ---------------   ---------------
      Net increase                                                 166,727                --           166,111                --
                                                           ===============   ===============   ===============   ===============

                                                                        HEALTH
                                                                       SCIENCES
                                                                         TRUST
                                                           ---------------------------------
                                                              SIX MONTHS
                                                                ENDED          4/30/2001*
                                                              6/30/2002            TO
                                                             (UNAUDITED)       12/31/2001
                                                           ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                        ($      235,213)  ($      123,603)
Net realized gain (loss) on:
      Investment transactions                                   (3,437,988)         (135,654)
      Futures contracts                                                (56)               --
      Foreign currency and forward foreign currency
      contracts                                                     (1,493)            1,060
Change in unrealized appreciation (depreciation) on:
      Investments                                              (12,607,048)        2,704,285
      Written options contracts                                    154,923                --
      Foreign currency and forward foreign currency
      contracts                                                        451              (368)
                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from
operations                                                     (16,126,424)        2,445,720
Distribution to shareholders from:
      Net realized short term gains on investments,
      futures, and foreign currency transactions
            Series I                                              (154,834)               --
            Series II                                                 (294)               --
      Net realized long term gains on investments,
      futures, and foreign currency transactions
            Series I                                                    --                --
                                                           ---------------   ---------------
      Total distributions                                         (155,128)               --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                   37,355,195        57,303,024
            Reinvestment of distributions                          154,834                --
            Cost of shares redeemed                             (4,080,324)       (8,181,202)
                                                           ---------------   ---------------
      Total Series I transactions                               33,429,705        49,121,822
      Series II
            Net proceeds from sales of shares                    3,203,588                --
            Reinvestment of distributions                              294                --
            Cost of shares redeemed                                 (2,218)               --
                                                           ---------------   ---------------
      Total Series II transactions                               3,201,664                --
Net increase (decrease) in net assets from capital
      share transactions                                        36,631,369        49,121,822
                                                           ---------------   ---------------
Increase (decrease) in net assets                               20,349,817        51,567,542
Net assets at beginning of period                               51,567,542                --
                                                           ---------------   ---------------
Net assets at end of period                                $    71,917,359   $    51,567,542
                                                           ===============   ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                           3,010,105         4,437,008
           Reinvestment of distributions                            12,839                --
           Shares redeemed                                        (351,202)         (628,940)
                                                           ---------------   ---------------
      Net increase (decrease)                                    2,671,742         3,808,068
                                                           ===============   ===============
      Series II
           Shares sold                                             288,250                --
           Reinvestment of distributions                                25                --
           Shares redeemed                                            (180)               --
                                                           ---------------   ---------------
      Net increase                                                 288,095                --
                                                           ===============   ===============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGGRESSIVE                     EMERGING
                                                                          GROWTH                     SMALL COMPANY
                                                                           TRUST                         TRUST
                                                               ----------------------------  ----------------------------
                                                                 SIX MONTHS                    SIX MONTHS
                                                                   ENDED         YEAR            ENDED         YEAR
                                                                 6/30/2002       ENDED         6/30/2002       ENDED
                                                                (UNAUDITED)    12/31/2001     (UNAUDITED)    12/31/2001
                                                               -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                   ($  1,013,091) ($  2,448,373) ($  1,369,641) ($  1,365,684)
Net realized gain (loss) on:
      Investment transactions                                    (18,554,465)   (96,483,267)   (12,172,334)   (25,364,630)
      Foreign currency and forward foreign currency contracts             --             --             18             14
Change in unrealized appreciation (depreciation) on:
      Investments                                                (19,934,011)   (11,296,191)   (66,117,235)  (102,379,467)
      Foreign currency and forward foreign currency contracts             --             --             --            (46)
                                                               -------------  -------------  -------------  -------------
Net decrease in net assets resulting from operations             (39,501,567)  (110,227,831)   (79,659,192)  (129,109,813)
Distribution to shareholders from:
      Net investment income
            Series I                                                      --             --             --             --
            Series II                                                     --             --             --             --
      Net realized short term gains on investments, futures,
        and foreign currency transactions
            Series I                                                      --             --             --             --
      Net realized long term gains on investments, futures,
        and foreign currency transactions
            Series I                                                      --             --             --    (18,772,975)
                                                               -------------  -------------  -------------  -------------
      Total distributions                                                 --             --             --    (18,772,975)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     60,674,737     95,252,617     45,574,083    108,061,726
            Reinvestment of distributions                                 --             --             --     18,772,975
            Cost of shares redeemed                              (64,682,148)   (91,921,935)   (37,516,985)  (104,750,092)
                                                               -------------  -------------  -------------  -------------
      Total Series I transactions                                 (4,007,411)     3,330,682      8,057,098     22,084,609
      Series II
            Net proceeds from sales of shares                      4,715,365             --      4,274,291             --
            Reinvestment of distributions                                 --             --             --             --
            Cost of shares redeemed                                 (506,660)            --        (66,214)            --
                                                               -------------  -------------  -------------  -------------
      Total Series II transactions                                 4,208,705             --      4,208,077             --
Net increase in net assets from capital
      share transactions                                             201,294      3,330,682     12,265,175     22,084,609
                                                               -------------  -------------  -------------  -------------
Increase (decrease) in net assets                                (39,300,273)  (106,897,149)   (67,394,017)  (125,798,179)
Net assets at beginning of period                                309,746,092    416,643,241    447,673,260    573,471,439
                                                               -------------  -------------  -------------  -------------
Net assets at end of period                                    $ 270,445,819  $ 309,746,092  $ 380,279,243  $ 447,673,260
                                                               =============  =============  =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             4,725,817      6,445,535      1,844,660      3,835,601
           Reinvestment of distributions                                  --             --             --        745,847
           Shares redeemed                                        (5,134,665)    (6,342,270)    (1,534,209)    (3,780,291)
                                                               -------------  -------------  -------------  -------------
      Net increase (decrease)                                       (408,848)       103,265        310,451        801,157
                                                               =============  =============  =============  =============
      Series II
           Shares sold                                               388,041             --        187,888             --
           Reinvestment of distributions                                  --             --             --             --
           Shares redeemed                                           (40,729)            --         (2,647)            --
                                                               -------------  -------------  -------------  -------------
      Net increase                                                   347,312             --        185,241             --
                                                               =============  =============  =============  =============

                                                                      SMALL COMPANY
                                                                          BLEND
                                                                          TRUST
                                                               ----------------------------
                                                                 SIX MONTHS
                                                                   ENDED          YEAR
                                                                 6/30/2002        ENDED
                                                                (UNAUDITED)     12/31/2001
                                                               -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                   ($    198,957) $     357,490
Net realized gain (loss) on:
      Investment transactions                                      2,816,746    (18,640,622)
      Foreign currency and forward foreign currency contracts              8             25
Change in unrealized appreciation (depreciation) on:
      Investments                                                (21,028,235)    17,954,113
      Foreign currency and forward foreign currency contracts             --             --
                                                               -------------  -------------
Net decrease in net assets resulting from operations             (18,410,438)      (328,994)
Distribution to shareholders from:
      Net investment income
            Series I                                                (329,892)            --
            Series II                                                   (326)            --
      Net realized short term gains on investments, futures,
        and foreign currency transactions
            Series I                                                      --       (542,014)
      Net realized long term gains on investments, futures,
        and foreign currency transactions
            Series I                                                      --             --
                                                               -------------  -------------
      Total distributions                                           (330,218)      (542,014)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     67,195,909    111,971,975
            Reinvestment of distributions                            329,892        542,014
            Cost of shares redeemed                              (29,685,654)   (45,516,262)
                                                               -------------  -------------
      Total Series I transactions                                 37,840,147     66,997,727
      Series II
            Net proceeds from sales of shares                      4,430,189             --
            Reinvestment of distributions                                326             --
            Cost of shares redeemed                                 (167,779)            --
                                                               -------------  -------------
      Total Series II transactions                                 4,262,736             --
Net increase in net assets from capital
      share transactions                                          42,102,883     66,997,727
                                                               -------------  -------------
Increase (decrease) in net assets                                 23,362,227     66,126,719
Net assets at beginning of period                                161,249,967     95,123,248
                                                               -------------  -------------
Net assets at end of period                                    $ 184,612,194  $ 161,249,967
                                                               =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             6,080,161     10,362,577
           Reinvestment of distributions                              29,245         55,878
           Shares redeemed                                        (2,778,750)    (4,144,059)
                                                               -------------  -------------
      Net increase (decrease)                                      3,330,656      6,274,396
                                                               =============  =============
      Series II
           Shares sold                                               422,107             --
           Reinvestment of distributions                                  29             --
           Shares redeemed                                           (14,996)            --
                                                               -------------  -------------
      Net increase                                                   407,140             --
                                                               =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         DYNAMIC                     MID CAP
                                                                         GROWTH                       GROWTH
                                                                          TRUST                        TRUST
                                                              ----------------------------  ----------------------------
                                                                SIX MONTHS                    SIX MONTHS
                                                                  ENDED          YEAR          ENDED         4/30/2001*
                                                                6/30/2002        ENDED        6/30/2002         TO
                                                               (UNAUDITED)     12/31/2001    (UNAUDITED)     12/31/2001
                                                              -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                           ($    326,386) ($    577,077) ($    162,493) ($     95,480)
Net realized gain (loss) on:
      Investment transactions                                   (23,892,392)  (104,787,897)    (5,956,648)    (1,891,842)
      Foreign currency and forward foreign currency contracts            --             --            128           (571)
Change in unrealized appreciation (depreciation) on:
      Investments                                                (3,100,998)    33,400,009     (4,864,825)      (690,519)
      Foreign currency and forward foreign currency contracts            --             --             24             (2)
                                                              -------------  -------------  -------------  -------------
Net decrease in net assets resulting from operations            (27,319,776)   (71,964,965)   (10,983,814)    (2,678,414)
Distribution to shareholders from:
      Net investment income
            Series I                                                     --       (231,237)            --             --
                                                              -------------  -------------  -------------  -------------
      Total distributions                                                --       (231,237)            --             --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                    36,026,826     97,496,404     24,365,716     35,863,308
            Reinvestment of distributions                                --        231,237             --             --
            Cost of shares redeemed                             (26,805,289)   (28,579,719)    (7,308,918)    (1,814,590)
                                                              -------------  -------------  -------------  -------------
      Total Series I transactions                                 9,221,537     69,147,922     17,056,798     34,048,718
      Series II
            Net proceeds from sales of shares                     1,757,522             --      1,831,478             --
            Cost of shares redeemed                                (156,066)            --        (25,462)            --
                                                              -------------  -------------  -------------  -------------
      Total Series II transactions                                1,601,456             --      1,806,016             --
Net increase in net assets from capital
      share transactions                                         10,822,993     69,147,922     18,862,814     34,048,718
                                                              -------------  -------------  -------------  -------------
Increase (decrease) in net assets                               (16,496,783)    (3,048,280)     7,879,000     31,370,304
Net assets at beginning of period                               132,709,287    135,757,567     31,370,304             --
                                                              -------------  -------------  -------------  -------------
Net assets at end of period                                   $ 116,212,504  $ 132,709,287  $  39,249,304  $  31,370,304
                                                              =============  =============  =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                            8,320,878     15,776,881      2,458,923      3,173,998
           Reinvestment of distributions                                 --         37,908             --             --
           Shares redeemed                                       (6,350,880)    (4,975,933)      (784,706)      (177,332)
                                                              -------------  -------------  -------------  -------------
      Net increase                                                1,969,998     10,838,856      1,674,217      2,996,666
                                                              =============  =============  =============  =============
      Series II
           Shares sold                                              430,916             --        206,293             --
           Shares redeemed                                          (37,251)            --         (2,928)            --
                                                              -------------  -------------  -------------  -------------
      Net increase                                                  393,665             --        203,365             --
                                                              =============  =============  =============  =============

                                                                         MID CAP
                                                                       OPPORTUNITIES
                                                                          TRUST
                                                              ----------------------------
                                                               SIX MONTHS
                                                                 ENDED        4/30/2001*
                                                                6/30/2002        TO
                                                               (UNAUDITED)     12/31/2001
                                                              -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                           ($    151,510) ($    121,330)
Net realized gain (loss) on:
      Investment transactions                                    (2,073,152)    (3,337,349)
      Foreign currency and forward foreign currency contracts            --             (1)
Change in unrealized appreciation (depreciation) on:
      Investments                                                (5,635,505)     1,061,082
      Foreign currency and forward foreign currency contracts            --             --
                                                              -------------  -------------
Net decrease in net assets resulting from operations             (7,860,167)    (2,397,598)
Distribution to shareholders from:
      Net investment income
            Series I                                                     --             --
                                                              -------------  -------------
      Total distributions                                                --             --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                    18,698,354     36,320,588
            Reinvestment of distributions                                --             --
            Cost of shares redeemed                              (5,342,835)    (4,366,617)
                                                              -------------  -------------
      Total Series I transactions                                13,355,519     31,953,971
      Series II
            Net proceeds from sales of shares                     1,566,310             --
            Cost of shares redeemed                                  (3,870)            --
                                                              -------------  -------------
      Total Series II transactions                                1,562,440             --
Net increase in net assets from capital
      share transactions                                         14,917,959     31,953,971
                                                              -------------  -------------
Increase (decrease) in net assets                                 7,057,792     29,556,373
Net assets at beginning of period                                29,556,373             --
                                                              -------------  -------------
Net assets at end of period                                   $  36,614,165  $  29,556,373
                                                              =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                            1,885,370      3,197,453
           Reinvestment of distributions                                 --             --
           Shares redeemed                                         (571,142)      (406,577)
                                                              -------------  -------------
      Net increase                                                1,314,228      2,790,876
                                                              =============  =============
      Series II
           Shares sold                                              168,806             --
           Shares redeemed                                             (389)            --
                                                              -------------  -------------
      Net increase                                                  168,417             --
                                                              =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MID CAP                      ALL CAP
                                                                            STOCK                       GROWTH
                                                                            TRUST                        TRUST
                                                                ----------------------------  ----------------------------
                                                                  SIX MONTHS                    SIX MONTHS
                                                                    ENDED         YEAR            ENDED          YEAR
                                                                   6/30/02        ENDED          6/30/02         ENDED
                                                                 (UNAUDITED)     12/31/01      (UNAUDITED)      12/31/01
                                                                -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    ($    432,253) ($    448,210) ($  1,374,070) ($  2,729,264)
Net realized gain (loss) on:
      Investment transactions                                      (5,086,561)   (19,631,534)   (53,094,941)  (179,517,736)
      Futures contracts                                                    --             --             --        333,597
      Foreign currency and forward foreign currency contracts              --             --             --             --
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (19,405,359)     8,363,181    (33,048,526)   (30,013,712)
      Foreign currency and forward foreign currency contracts              --             --             --             --
                                                                -------------  -------------  -------------  -------------
Net decrease in net assets resulting from operations              (24,924,173)   (11,716,563)   (87,517,537)  (211,927,115)
Distribution to shareholders from:
      Net investment income
            Series I                                                       --             --             --             --
            Series II                                                      --             --             --             --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                       --             --             --    (42,761,463)
                                                                -------------  -------------  -------------  -------------
      Total distributions                                                  --             --             --    (42,761,463)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                      47,562,378     89,343,026    127,237,769    321,376,236
            Reinvestment of distributions                                  --             --             --     42,761,463
            Cost of shares redeemed                               (16,818,975)   (46,244,767)  (175,743,511)  (344,784,760)
                                                                -------------  -------------  -------------  -------------
      Total Series I transactions                                  30,743,403     43,098,259    (48,505,742)    19,352,939
      Series II
            Net proceeds from sales of shares                       4,015,914             --      2,609,401             --
            Reinvestment of distributions                                  --             --             --             --
            Cost of shares redeemed                                    (3,952)            --         (9,630)            --
                                                                -------------  -------------  -------------  -------------
      Total Series II transactions                                  4,011,962             --      2,599,771             --
Net increase (decrease) in net assets from capital
      share transactions                                           34,755,365     43,098,259    (45,905,971)    19,352,939
                                                                -------------  -------------  -------------  -------------
Increase (decrease) in net assets                                   9,831,192     31,381,696   (133,423,508)  (235,335,639)
Net assets at beginning of period                                 153,731,857    122,350,161    637,878,675    873,214,314
                                                                -------------  -------------  -------------  -------------
Net assets at end of period                                     $ 163,563,049  $ 153,731,857  $ 504,455,167    637,878,675
                                                                =============  =============  =============  =============

@ Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              4,521,928      8,501,473      8,933,629     20,002,840
           Reinvestment of distributions                                   --             --             --      2,780,329
           Shares redeemed                                         (1,640,300)    (4,346,181)   (12,498,481)   (21,830,986)
                                                                -------------  -------------  -------------  -------------
      Net increase (decrease)                                       2,881,628      4,155,292     (3,564,852)       952,183
                                                                =============  =============  =============  =============
      Series II
           Shares sold                                                402,397             --        194,658             --
           Reinvestment of distributions                                   --             --             --             --
           Shares redeemed                                               (383)            --           (725)            --
                                                                -------------  -------------  -------------  -------------
      Net increase                                                    402,014             --        193,933             --
                                                                =============  =============  =============  =============

                                                                         FINANCIAL
                                                                         SERVICES
                                                                          TRUST
                                                                ----------------------------
                                                                 SIX MONTHS
                                                                    ENDED       4/30/2001*
                                                                   6/30/02          TO
                                                                 (UNAUDITED)     12/31/01
                                                                -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    $      30,299  $       7,470
Net realized gain (loss) on:
      Investment transactions                                          17,351       (374,402)
      Futures contracts                                                    --             --
      Foreign currency and forward foreign currency contracts          (5,574)          (944)
Change in unrealized appreciation (depreciation) on:
      Investments                                                  (4,316,923)      (138,896)
      Foreign currency and forward foreign currency contracts             360             (5)
                                                                -------------  -------------
Net decrease in net assets resulting from operations               (4,274,487)      (506,777)
Distribution to shareholders from:
      Net investment income
            Series I                                                     (776)        (6,678)
            Series II                                                      (1)            --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                       --             --
                                                                -------------  -------------
      Total distributions                                                (777)        (6,678)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                      26,331,410     32,446,217
            Reinvestment of distributions                                 776          6,678
            Cost of shares redeemed                                (5,894,979)    (7,099,580)
                                                                -------------  -------------
      Total Series I transactions                                  20,437,207     25,353,315
      Series II
            Net proceeds from sales of shares                       2,700,659             --
            Reinvestment of distributions                                   1             --
            Cost of shares redeemed                                   (83,938)            --
                                                                -------------  -------------
      Total Series II transactions                                  2,616,722             --
Net increase (decrease) in net assets from capital
      share transactions                                           23,053,929     25,353,315
                                                                -------------  -------------
Increase (decrease) in net assets                                  18,778,665     24,839,860
Net assets at beginning of period                                  24,839,860             --
                                                                -------------  -------------
Net assets at end of period                                     $  43,618,525  $  24,839,860
                                                                =============  =============

@ Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              2,297,842      2,720,438
           Reinvestment of distributions                                   66            576
           Shares redeemed                                           (532,839)      (585,859)
                                                                -------------  -------------
      Net increase (decrease)                                       1,765,069      2,135,155
                                                                =============  =============
      Series II
           Shares sold                                                243,826             --
           Reinvestment of distributions                                   --             --
           Shares redeemed                                             (7,601)            --
                                                                -------------  -------------
      Net increase                                                    236,225             --
                                                                =============  =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    INTERNATIONAL
                                                                         OVERSEAS                       STOCK
                                                                          TRUST                         TRUST
                                                              ----------------------------  ----------------------------
                                                                SIX MONTHS                   SIX MONTHS
                                                                  ENDED          YEAR          ENDED          YEAR
                                                                 6/30/02        ENDED         6/30/02         ENDED
                                                               (UNAUDITED)     12/31/01      (UNAUDITED)     12/31/01
                                                              -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                         $   1,372,838  $   3,423,096  $   1,879,423  $   1,338,446
Net realized gain (loss) on:
      Investment transactions                                   (21,807,336)   (91,304,510)   (11,605,066)   (21,400,547)
      Futures contracts                                           1,008,934     (3,971,155)            --             --
      Foreign currency and forward foreign currency contracts       274,486       (874,743)        44,278        (26,465)
Change in unrealized appreciation (depreciation) on:
      Investments                                                 9,324,592    (14,402,843)       (72,243)   (43,456,091)
      Futures contracts                                            (655,584)       177,128             --             --
      Foreign currency and forward foreign currency contracts       441,931        (67,516)        17,193         (2,493)
                                                              -------------  -------------  -------------  -------------
Net decrease in net assets resulting from operations            (10,040,139)  (107,020,543)    (9,736,415)   (63,547,150)
Distribution to shareholders from:
      Net investment income
            Series I                                             (2,259,622)    (1,221,043)    (1,142,522)      (537,526)
            Series II                                                (2,466)            --         (2,394)            --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                     --    (17,586,272)            --             --
      Net realized long term gains on investments, futures,
      and foreign currency transactions                                                                               --
            Series I                                                     --    (20,465,625)            --    (12,045,532)
                                                              -------------  -------------  -------------  -------------
      Total distributions                                        (2,262,088)   (39,272,940)    (1,144,916)   (12,583,058)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                   234,288,063    469,259,871    171,468,712    278,376,091
            Reinvestment of distributions                         2,259,622     39,272,940      1,142,522     12,583,058
            Cost of shares redeemed                            (230,193,019)  (421,910,284)  (143,438,081)  (247,529,382)
                                                              -------------  -------------  -------------  -------------
      Total Series I transactions                                 6,354,666     86,622,527     29,173,153     43,429,767
      Series II
            Net proceeds from sales of shares                    45,695,138             --     29,517,493             --
            Reinvestment of distributions                             2,466             --          2,394             --
            Cost of shares redeemed                             (38,841,509)            --    (22,998,087)            --
                                                              -------------  -------------  -------------  -------------
      Total Series II transactions                                6,856,095             --      6,521,800             --
Net increase in net assets from capital
      share transactions                                         13,210,761     86,622,527     35,694,953     43,429,767
                                                              -------------  -------------  -------------  -------------
Increase (decrease) in net assets                                   908,534    (59,670,956)    24,813,622    (32,700,441)
Net assets at beginning of period                               428,910,746    488,581,702    265,353,166    298,053,607
                                                              -------------  -------------  -------------  -------------
Net assets at end of period                                   $ 429,819,280  $ 428,910,746  $ 290,166,788  $ 265,353,166
                                                              =============  =============  =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                           27,824,208     49,336,625     18,405,089     26,879,353
           Reinvestment of distributions                            266,465      4,040,426        120,519      1,182,618
           Shares redeemed                                      (27,132,187)   (44,302,875)   (15,294,088)   (23,650,658)
                                                              -------------  -------------  -------------  -------------
      Net increase                                                  958,486      9,074,176      3,231,520      4,411,313
                                                              =============  =============  =============  =============
      Series II
           Shares sold                                            5,357,033             --      3,156,783             --
           Reinvestment of distributions                                291             --            253             --
           Shares redeemed                                       (4,532,475)            --     (2,445,428)            --
                                                              -------------  -------------  -------------  -------------
      Net increase                                                  824,849             --        711,608             --
                                                              =============  =============  =============  =============

                                                                      INTERNATIONAL
                                                                         VALUE
                                                                         TRUST
                                                              ----------------------------
                                                               THREE MONTHS
                                                                  ENDED          YEAR
                                                                 3/31/02        ENDED
                                                               (UNAUDITED)     12/31/01
                                                              -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                         $   3,249,555  $   2,312,794
Net realized gain (loss) on:
      Investment transactions                                      (855,544)    (8,906,833)
      Futures contracts                                                  --             --
      Foreign currency and forward foreign currency contracts      (229,238)      (449,239)
Change in unrealized appreciation (depreciation) on:
      Investments                                                (2,802,326)    (8,319,235)
      Futures contracts                                                  --             --
      Foreign currency and forward foreign currency contracts       110,675         (2,353)
                                                              -------------  -------------
Net decrease in net assets resulting from operations               (526,878)   (15,364,866)
Distribution to shareholders from:
      Net investment income
            Series I                                             (1,845,865)    (1,789,959)
            Series II                                               (10,182)            --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                     --     (2,799,497)
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                     --             --
                                                              -------------  -------------
      Total distributions                                        (1,856,047)    (4,589,456)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                   144,447,372    153,951,470
            Reinvestment of distributions                         1,845,865      4,589,456
            Cost of shares redeemed                             (78,451,992)   (88,867,055)
                                                              -------------  -------------
      Total Series I transactions                                67,841,245     69,673,871
      Series II
            Net proceeds from sales of shares                    20,449,069             --
            Reinvestment of distributions                            10,182             --
            Cost of shares redeemed                             (11,768,784)            --
                                                              -------------  -------------
      Total Series II transactions                                8,690,467             --
Net increase in net assets from capital
      share transactions                                         76,531,712     69,673,871
                                                              -------------  -------------
Increase (decrease) in net assets                                74,148,787     49,719,549
Net assets at beginning of period                               208,230,243    158,510,694
                                                              -------------  -------------
Net assets at end of period                                   $ 282,379,030  $ 208,230,243
                                                              =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                           13,683,175     14,445,181
           Reinvestment of distributions                            172,350        428,921
           Shares redeemed                                       (7,382,859)    (8,262,631)
                                                              -------------  -------------
      Net increase                                                6,472,666      6,611,471
                                                              =============  =============
      Series II
           Shares sold                                            1,904,957             --
           Reinvestment of distributions                                952             --
           Shares redeemed                                       (1,093,196)            --
                                                              -------------  -------------
      Net increase                                                  812,713             --
                                                              =============  =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CAPITAL                          STRATEGIC
                                                                          APPRECIATION                     OPPORTUNITIES
                                                                              TRUST                            TRUST
                                                                --------------------------------  --------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                     ENDED            YEAR             ENDED           YEAR
                                                                    6/30/02           ENDED           6/30/02          ENDED
                                                                  (UNAUDITED)       12/31/01        (UNAUDITED)       12/31/01
                                                                ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                             ($       54,206) ($       54,435) ($    2,212,708) ($    1,446,943)
Net realized gain (loss) on:
      Investment transactions                                        (4,596,550)      (4,657,431)     (34,913,462)    (348,512,026)
      Futures contracts                                                      --               --               --         (871,219)
      Foreign currency and forward foreign currency contracts                --               --               --           25,120
Change in unrealized appreciation on:
      Investments                                                    (6,588,984)         644,764     (198,597,161)     135,591,523
                                                                ---------------  ---------------  ---------------  ---------------
Net decrease in net assets resulting from operations                (11,239,740)      (4,067,102)    (235,723,331)    (215,213,545)
Distribution to shareholders from:
      Net investment income
            Series I                                                         --               --               --       (6,217,172)
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                         --               --               --     (182,312,892)
                                                                ---------------  ---------------  ---------------  ---------------
      Total distributions                                                    --               --               --     (188,530,064)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                        24,613,090       52,122,731       68,261,077      186,663,946
            Reinvestment of distributions                                    --               --               --      188,530,064
            Cost of shares redeemed                                  (1,743,437)     (13,133,083)    (143,193,920)    (339,842,687)
                                                                ---------------  ---------------  ---------------  ---------------
      Total Series I transactions                                    22,869,653       38,989,648      (74,932,843)      35,351,323
      Series II
            Net proceeds from sales of shares                         3,094,388               --        2,118,594               --
            Reinvestment of distributions                                    --               --               --               --
            Cost of shares redeemed                                      (2,074)              --          (63,836)              --
                                                                ---------------  ---------------  ---------------  ---------------
      Total Series II transactions                                    3,092,314               --        2,054,758               --
Net increase (decrease) in net assets from capital
      share transactions                                             25,961,967       38,989,648      (72,878,085)      35,351,323
                                                                ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net assets                                    14,722,227       34,922,546     (308,601,416)    (368,392,286)
Net assets at beginning of period                                    40,202,395        5,279,849    1,057,284,946    1,425,677,232
                                                                ---------------  ---------------  ---------------  ---------------
Net assets at end of period                                     $    54,924,622  $    40,202,395  $   748,683,530  $ 1,057,284,946
                                                                ===============  ===============  ===============  ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                2,904,594        5,466,590        5,731,942       12,810,905
           Reinvestment of distributions                                     --               --               --       13,791,519
           Shares redeemed                                             (224,721)      (1,457,323)     (12,266,369)     (24,281,739)
                                                                ---------------  ---------------  ---------------  ---------------
      Net increase (decrease)                                         2,679,873        4,009,267       (6,534,427)       2,320,685
                                                                ===============  ===============  ===============  ===============
      Series II
           Shares sold                                                  397,642               --          191,827               --
           Shares redeemed                                                 (246)              --           (5,158)              --
                                                                ---------------  ---------------  ---------------  ---------------
      Net increase                                                      397,396               --          186,669               --
                                                                ===============  ===============  ===============  ===============

                                                                           QUANTITATIVE
                                                                             MID CAP
                                                                              TRUST
                                                                --------------------------------
                                                                  SIX MONTHS
                                                                     ENDED          4/30/2001*
                                                                    6/30/02             TO
                                                                  (UNAUDITED)        12/31/01
                                                                ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                             ($       45,296) ($       45,825)
Net realized gain (loss) on:
      Investment transactions                                        (6,510,683)     (24,322,190)
      Futures contracts                                                      --               --
      Foreign currency and forward foreign currency contracts                --               --
Change in unrealized appreciation on:
      Investments                                                    (5,004,351)       3,192,793
                                                                ---------------  ---------------
Net decrease in net assets resulting from operations                (11,560,330)     (21,175,222)
Distribution to shareholders from:
      Net investment income
            Series I                                                         --               --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                         --               --
                                                                ---------------  ---------------
      Total distributions                                                    --               --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                         8,688,073      124,777,518
            Reinvestment of distributions                                    --               --
            Cost of shares redeemed                                  (3,002,311)      (4,056,558)
                                                                ---------------  ---------------
      Total Series I transactions                                     5,685,762      120,720,960
      Series II
            Net proceeds from sales of shares                           437,246               --
            Reinvestment of distributions                                    --               --
            Cost of shares redeemed                                     (35,471)              --
                                                                ---------------  ---------------
      Total Series II transactions                                      401,775               --
Net increase (decrease) in net assets from capital
      share transactions                                              6,087,537      120,720,960
                                                                ---------------  ---------------
Increase (decrease) in net assets                                    (5,472,793)      99,545,738
Net assets at beginning of period                                    99,545,738               --
                                                                ---------------  ---------------
Net assets at end of period                                     $    94,072,945       99,545,738
                                                                ===============  ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  870,196       10,141,082
           Reinvestment of distributions                                     --               --
           Shares redeemed                                             (304,888)        (378,753)
                                                                ---------------  ---------------
      Net increase (decrease)                                           565,308        9,762,329
                                                                ===============  ===============
      Series II
           Shares sold                                                   45,525               --
           Shares redeemed                                               (3,907)              --
                                                                ---------------  ---------------
      Net increase                                                       41,618               --
                                                                ===============  ===============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         GLOBAL EQUITY                 STRATEGIC GROWTH
                                                                            TRUST                          TRUST
                                                                ----------------------------  ----------------------------
                                                                  SIX MONTHS                    SIX MONTHS
                                                                    ENDED           YEAR          ENDED        4/30/2001*
                                                                  6/30/2002        ENDED        6/30/2002         TO
                                                                (UNAUDITED)      12/31/2001   (UNAUDITED)      12/31/2001
                                                                -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    $   2,057,600  $   4,871,308  (    $164,517) (     $73,486)
Net realized gain (loss) on:
      Investment transactions                                     (34,194,099)   (37,576,105)    (2,074,386)    (5,627,819)
      Futures contracts                                                12,395             --             --             --
      Foreign currency and forward foreign currency contracts         (42,304)     1,257,454         (1,060)          (381)
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (16,310,857)   (78,976,365)   (26,034,547)     1,980,219
      Foreign currency and forward foreign currency contracts          55,024       (166,982)           141            104
                                                                -------------  -------------  -------------  -------------
Net decrease in net assets resulting from operations              (48,422,241)  (110,590,690)   (28,274,369)    (3,721,363)
Distribution to shareholders from:
      Net investment income
            Series I                                               (6,110,807)   (14,822,943)            --             --
            Series II                                                    (771)            --             --             --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                       --    (10,191,405)            --             --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                       --    (78,780,951)            --             --
                                                                -------------  -------------  -------------  -------------
      Total distributions                                          (6,111,578)  (103,795,299)            --             --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     118,800,204    157,405,287     47,382,338    100,742,822
            Reinvestment of distributions                           6,110,807    103,795,299             --             --
            Cost of shares redeemed                              (152,215,476)  (244,206,976)    (5,535,160)    (5,628,773)
                                                                -------------  -------------  -------------  -------------
      Total Series I transactions                                 (27,304,465)    16,993,610     41,847,178     95,114,049
      Series II
            Net proceeds from sales of shares                       3,050,913             --      3,952,139             --
            Reinvestment of distributions                                 771             --             --             --
            Cost of shares redeemed                                  (955,446)            --         (7,609)            --
                                                                -------------  -------------  -------------  -------------
      Total Series II transactions                                  2,096,238             --      3,944,530             --
Net increase (decrease) in net assets from capital
      share transactions                                          (25,208,227)    16,993,610     45,791,708     95,114,049
                                                                -------------  -------------  -------------  -------------
Increase (decrease) in net assets                                 (79,742,046)  (197,392,379)    17,517,339     91,392,686
Net assets at beginning of period                                 528,026,855    725,419,234     91,392,686             --
                                                                -------------  -------------  -------------  -------------
Net assets at end of period                                     $ 448,284,809  $ 528,026,855  $ 108,910,025  $  91,392,686
                                                                =============  =============  =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              9,437,579     10,934,469      4,722,992      8,842,577
           Reinvestment of distributions                              479,279      7,085,003             --             --
           Shares redeemed                                        (12,137,628)   (16,646,926)      (577,738)      (548,453)
                                                                -------------  -------------  -------------  -------------
      Net increase (decrease)                                      (2,220,770)     1,372,546      4,145,254      8,294,124
                                                                =============  =============  =============  =============
      Series II
           Shares sold                                                247,812             --        428,366             --
           Reinvestment of distributions                                   60             --             --             --
           Shares redeemed                                            (77,826)            --           (737)            --
                                                                -------------  -------------  -------------  -------------
      Net increase                                                    170,046             --        427,629             --
                                                                =============  =============  =============  =============

                                                                          GROWTH
                                                                           TRUST
                                                                ----------------------------
                                                                  SIX MONTHS
                                                                    ENDED          YEAR
                                                                  6/30/2002        ENDED
                                                                (UNAUDITED)      12/31/2001
                                                                -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    (    $737,036) (  $2,178,657)
Net realized gain (loss) on:
      Investment transactions                                     (33,481,236)  (183,700,852)
      Futures contracts                                                    --             --
      Foreign currency and forward foreign currency contracts              --          1,203
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (61,969,220)    44,704,221
      Foreign currency and forward foreign currency contracts              18         (1,547)
                                                                -------------  -------------
Net decrease in net assets resulting from operations              (96,187,474)  (141,175,632)
Distribution to shareholders from:
      Net investment income
            Series I                                                       --             --
            Series II                                                      --             --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                       --             --
      Net realized long term gains on investments, futures,
      and foreign currency transactions                                                   --
            Series I                                                       --             --
                                                                -------------  -------------
      Total distributions                                                  --             --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                      45,845,787    150,589,562
            Reinvestment of distributions                                  --             --
            Cost of shares redeemed                               (58,146,588)  (152,085,231)
                                                                -------------  -------------
      Total Series I transactions                                 (12,300,801)    (1,495,669)
      Series II
            Net proceeds from sales of shares                       3,255,270             --
            Reinvestment of distributions                                  --             --
            Cost of shares redeemed                                  (284,266)            --
                                                                -------------  -------------
      Total Series II transactions                                  2,971,004             --
Net increase (decrease) in net assets from capital
      share transactions                                           (9,329,797)    (1,495,669)
                                                                -------------  -------------
Increase (decrease) in net assets                                (105,517,271)  (142,671,301)
Net assets at beginning of period                                 494,523,196    637,194,497
                                                                -------------  -------------
Net assets at end of period                                     $ 389,005,925  $ 494,523,196
                                                                =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              3,610,882     10,074,877
           Reinvestment of distributions                                   --             --
           Shares redeemed                                         (4,599,278)   (10,551,629)
                                                                -------------  -------------
      Net increase (decrease)                                        (988,396)      (476,752)
                                                                =============  =============
      Series II
           Shares sold                                                273,782             --
           Reinvestment of distributions                                   --             --
           Shares redeemed                                            (24,323)            --
                                                                -------------  -------------
      Net increase                                                    249,459             --
                                                                =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         LARGE CAP
                                                                          GROWTH                     ALL CAP VALUE
                                                                           TRUST                         TRUST
                                                               ----------------------------  ----------------------------
                                                                 SIX MONTHS                    SIX MONTHS
                                                                   ENDED          YEAR           ENDED       4/30/2001*
                                                                 6/30/2002        ENDED        6/30/2002         TO
                                                                (UNAUDITED)     12/31/2001    (UNAUDITED)     12/31/2001
                                                               -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                   $     432,376  $   1,491,485  $       2,628  $       4,460
Net realized gain (loss) on:
      Investment transactions                                    (33,751,946)  (111,377,029)      (309,540)      (308,445)
      Foreign currency and forward foreign currency contracts          6,208          1,167             --             (6)
Change in unrealized appreciation (depreciation) on:
      Investments                                                (32,583,297)     8,561,420     (6,586,109)       861,766
      Foreign currency and forward foreign currency contracts            118             30             --             --
                                                               -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting from operations  (65,896,541)  (101,322,927)    (6,893,021)       557,775
Distribution to shareholders from:
      Net investment income
            Series I                                              (1,466,869)            --           (843)        (3,613)
            Series II                                                   (574)            --             (2)            --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                      --     (1,595,308)            --             --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                      --    (19,079,750)            --             --
                                                               -------------  -------------  -------------  -------------
      Total distributions                                         (1,467,443)   (20,675,058)          (845)        (3,613)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     79,538,730    192,902,861     23,397,740     24,163,222
            Reinvestment of distributions                          1,466,869     20,675,058            843          3,613
            Cost of shares redeemed                              (52,146,458)  (137,223,484)    (3,151,505)    (3,844,475)
                                                               -------------  -------------  -------------  -------------
      Total Series I transactions                                 28,859,141     76,354,435     20,247,078     20,322,360
      Series II
            Net proceeds from sales of shares                      6,260,454             --      1,431,142             --
            Reinvestment of distributions                                574             --              2             --
            Cost of shares redeemed                                   (9,348)            --         (4,777)            --
                                                               -------------  -------------  -------------  -------------
      Total Series II transactions                                 6,251,680             --      1,426,367             --
Net increase in net assets from capital
      share transactions                                          35,110,821     76,354,435     21,673,445     20,322,360
                                                               -------------  -------------  -------------  -------------
Increase (decrease) in net assets                                (32,253,163)   (45,643,550)    14,779,579     20,876,522
Net assets at beginning of period                                496,049,170    541,692,720     20,876,522             --
                                                               -------------  -------------  -------------  -------------
Net assets at end of period                                    $ 463,796,007  $ 496,049,170  $  35,656,101  $  20,876,522
                                                               =============  =============  =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             8,217,902     17,864,579      1,915,753      1,972,647
           Reinvestment of distributions                             152,958      1,991,817             70            288
           Shares redeemed                                        (5,544,300)   (12,758,176)      (270,848)      (317,954)
                                                               -------------  -------------  -------------  -------------
      Net increase                                                 2,826,560      7,098,220      1,644,975      1,654,981
                                                               =============  =============  =============  =============
      Series II
           Shares sold                                               691,047             --        127,198             --
           Reinvestment of distributions                                  60             --            -- +            --
           Shares redeemed                                            (1,008)            --           (415)            --
                                                               -------------  -------------  -------------  -------------
      Net increase                                                   690,099             --        126,783             --
                                                               =============  =============  =============  =============

                                                                          CAPITAL
                                                                       OPPORTUNITIES
                                                                           TRUST
                                                               ----------------------------
                                                                 SIX MONTHS
                                                                   ENDED       4/30/2001*
                                                                 6/30/2002         TO
                                                                (UNAUDITED)    12/31/2001
                                                               -------------  ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                   (      $1,622) (     $31,446)
Net realized gain (loss) on:
      Investment transactions                                       (423,635)    (2,228,205)
      Foreign currency and forward foreign currency contracts         (1,573)          (607)
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (8,184,459)     1,391,164
      Foreign currency and forward foreign currency contracts            114            (14)
                                                               -------------  -------------
Net increase (decrease) in net assets resulting from operations   (8,611,175)      (869,108)
Distribution to shareholders from:
      Net investment income
            Series I                                                      --             --
            Series II                                                     --             --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                      --             --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                      --             --
                                                               -------------  -------------
      Total distributions                                                 --             --
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     17,006,568     34,382,412
            Reinvestment of distributions                                 --             --
            Cost of shares redeemed                               (1,942,760)       (85,713)
                                                               -------------  -------------
      Total Series I transactions                                 15,063,808     34,296,699
      Series II
            Net proceeds from sales of shares                      1,357,372             --
            Reinvestment of distributions                                 --             --
            Cost of shares redeemed                                  (20,621)            --
                                                               -------------  -------------
      Total Series II transactions                                 1,336,751             --
Net increase in net assets from capital
      share transactions                                          16,400,559     34,296,699
                                                               -------------  -------------
Increase (decrease) in net assets                                  7,789,384     33,427,591
Net assets at beginning of period                                 33,427,591             --
                                                               -------------  -------------
Net assets at end of period                                    $  41,216,975  $  33,427,591
                                                               =============  =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             1,663,071      3,132,752
           Reinvestment of distributions                                  --             --
           Shares redeemed                                          (206,700)        (8,196)
                                                               -------------  -------------
      Net increase                                                 1,456,371      3,124,556
                                                               =============  =============
      Series II
           Shares sold                                               146,123             --
           Reinvestment of distributions                                  --             --
           Shares redeemed                                            (2,414)            --
                                                               -------------  -------------
      Net increase                                                   143,709             --
                                                               =============  =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           QUANTITATIVE                      BLUE CHIP
                                                                             EQUITY                           GROWTH
                                                                              TRUST                            TRUST
                                                                --------------------------------  --------------------------------
                                                                  SIX MONTHS                         SIX MONTHS
                                                                     ENDED           YEAR              ENDED            YEAR
                                                                   6/30/2002         ENDED           6/30/2002          ENDED
                                                                  (UNAUDITED)      12/31/2001       (UNAUDITED)       12/31/2001
                                                                ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    $       655,324  $     1,077,631  (       $48,829) (       $31,147)
Net realized gain (loss) on:
      Investment transactions                                       (34,162,275)    (130,908,913)     (37,580,492)     (70,097,243)
      Foreign currency and forward foreign currency contracts                --               --           (5,817)          (5,932)
Change in unrealized appreciation (depreciation) on:
      Investments                                                   (51,737,470)      (8,259,196)    (237,752,892)    (230,852,159)
      Foreign currency and forward foreign currency contracts                --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
Net decrease in net assets resulting from operations                (85,244,421)    (138,090,478)    (275,388,030)    (300,986,481)
Distribution to shareholders from:
      Net investment income
            Series I                                                 (1,077,319)      (1,523,499)              --               --
            Series II                                                      (312)              --               --               --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                         --      (56,520,330)              --               --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                         --      (22,252,930)              --     (132,653,982)
                                                                ---------------  ---------------  ---------------  ---------------
      Total distributions                                            (1,077,631)     (80,296,759)              --     (132,653,982)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                        25,614,003      111,881,250       62,534,991      206,429,570
            Reinvestment of distributions                             1,077,319       80,296,759               --      132,653,982
            Cost of shares redeemed                                 (48,434,474)    (138,600,864)     (85,446,434)    (271,287,887)
                                                                ---------------  ---------------  ---------------  ---------------
      Total Series I transactions                                   (21,743,152)      53,577,145      (22,911,443)      67,795,665
      Series II
            Net proceeds from sales of shares                         1,907,937               --        9,822,753               --
            Reinvestment of distributions                                   312               --               --               --
            Cost of shares redeemed                                     (33,023)              --          (18,126)              --
                                                                ---------------  ---------------  ---------------  ---------------
      Total Series II transactions                                    1,875,226               --        9,804,627               --
Net increase (decrease) in net assets from capital
      share transactions                                            (19,867,926)      53,577,145      (13,106,816)      67,795,665
                                                                ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net assets                                  (106,189,978)    (164,810,092)    (288,494,846)    (365,844,798)
Net assets at beginning of period                                   448,002,488      612,812,580    1,633,193,787    1,999,038,585
                                                                ---------------  ---------------  ---------------  ---------------
Net assets at end of period                                     $   341,812,510      448,002,488  $ 1,344,698,941  $ 1,633,193,787
                                                                ===============      ===========  ===============  ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                1,576,276        5,511,209        4,129,267       12,063,353
           Reinvestment of distributions                                 66,093        4,241,773               --        8,558,321
           Shares redeemed                                           (3,099,951)      (7,039,794)      (5,859,566)     (16,769,591)
                                                                ---------------  ---------------  ---------------  ---------------
      Net increase (decrease)                                        (1,457,582)       2,713,188       (1,730,299)       3,852,083
                                                                ===============      ===========  ===============  ===============
      Series II
           Shares sold                                                  127,690               --               --          703,276
           Reinvestment of distributions                                     19               --               --               --
           Shares redeemed                                               (1,977)              --               --           (1,211)
                                                                ---------------  ---------------  ---------------  ---------------
      Net increase                                                      125,732               --               --          702,065
                                                                ===============      ===========  ===============  ===============


                                                                           UTILITIES
                                                                             TRUST
                                                                --------------------------------
                                                                  SIX MONTHS
                                                                    ENDED          4/30/2001*
                                                                   6/30/2002           TO
                                                                  (UNAUDITED)       12/31/2001
                                                                ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    $       188,280  $        89,035
Net realized gain (loss) on:
      Investment transactions                                        (1,634,861)      (2,440,628)
      Foreign currency and forward foreign currency contracts             1,153             (922)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (3,448,983)        (856,621)
      Foreign currency and forward foreign currency contracts               535               47
                                                                ---------------  ---------------
Net decrease in net assets resulting from operations                 (4,893,876)      (3,209,089)
Distribution to shareholders from:
      Net investment income
            Series I                                                     (1,030)         (87,620)
            Series II                                                        (3)              --
      Net realized short term gains on investments, futures,
      and foreign currency transactions
            Series I                                                         --               --
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                         --               --
                                                                ---------------  ---------------
      Total distributions                                                (1,033)         (87,620)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                        10,284,798       22,375,048
            Reinvestment of distributions                                 1,030           87,620
            Cost of shares redeemed                                  (2,314,645)        (906,067)
                                                                ---------------  ---------------
      Total Series I transactions                                     7,971,183       21,556,601
      Series II
            Net proceeds from sales of shares                           867,546               --
            Reinvestment of distributions                                     3               --
            Cost of shares redeemed                                         (87)              --
                                                                ---------------  ---------------
      Total Series II transactions                                      867,462               --
Net increase (decrease) in net assets from capital
      share transactions                                              8,838,645       21,556,601
                                                                ---------------  ---------------
Increase (decrease) in net assets                                     3,943,736       18,259,892
Net assets at beginning of period                                    18,259,892               --
                                                                ---------------  ---------------
Net assets at end of period                                     $    22,203,628  $    18,259,892
                                                                ===============  ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                1,199,064        2,041,176
           Reinvestment of distributions                                    119            9,462
           Shares redeemed                                             (284,770)         (85,761)
                                                                ---------------  ---------------
      Net increase (decrease)                                           914,413        1,964,877
                                                                ===============  ===============
      Series II
           Shares sold                                                  111,175               --
           Reinvestment of distributions                                    - +               --
           Shares redeemed                                                  (11)              --
                                                                ---------------  ---------------
      Net increase                                                      111,164               --
                                                                ===============  ===============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     REAL ESTATE                           SMALL COMPANY
                                                                      SECURITIES                                VALUE
                                                                        TRUST                                   TRUST
                                                                        -----                                   -----
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED              YEAR              ENDED               YEAR
                                                              6/30/2002            ENDED           6/30/2002             ENDED
                                                             (UNAUDITED)         12/31/2001       (UNAUDITED)         12/31/2001
                                                             -----------         ----------       -----------         ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                       $   6,727,144      $  10,979,206      $     469,420      $   1,073,773
Net realized gain (loss) on:
      Investment transactions                                   4,500,094         18,144,221          3,807,148         14,270,461
      Futures contracts                                                --                 --           (321,749)            (3,144)
Change in unrealized appreciation (depreciation) on:
      Investments                                              21,495,993        (22,629,568)         8,644,307         (3,627,303)
                                                            -------------       -------------      -------------      -------------

Net increase (decrease) in net assets resulting from           32,723,231          6,493,859         12,599,126         11,713,787
operations
Distribution to shareholders from:
      Net investment income
            Series I                                           (8,221,598)        (8,304,834)          (895,479)          (247,360)
            Series II                                             (16,358)                --             (1,618)                --
      Net realized long term gains on investments,
        futures, and foreign currency transactions                                        --
            Series I                                                   --                 --         (1,225,938)                --
            Series II                                                  --                 --             (2,216)                --
                                                            -------------       -------------      -------------      -------------
      Total distributions                                      (8,237,956)        (8,304,834)        (2,125,251)          (247,360)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                  80,846,313        118,301,794        186,978,406        158,818,319
            Reinvestment of distributions                       8,221,598          8,304,834          2,121,417            247,360
            Cost of shares redeemed                           (13,558,997)      (161,517,778)       (41,125,389)       (73,468,484)
                                                            -------------       -------------      -------------      -------------
      Total Series I transactions                              75,508,914        (34,911,150)       147,974,434         85,597,195

      Series II
            Net proceeds from sales of shares                  10,480,867                 --         17,885,898                 --
            Reinvestment of distributions                          16,358                 --              3,834                 --
            Cost of shares redeemed                            (3,103,131)                --         (6,394,169)                --
                                                            -------------       -------------      -------------      -------------
      Total Series II transactions                              7,394,094                 --         11,495,563                 --
Net increase (decrease) in net assets from capital
      share transactions                                       82,903,008        (34,911,150)       159,469,997         85,597,195
                                                            -------------       -------------      -------------      -------------
Increase (decrease) in net assets                             107,388,283        (36,722,125)       169,943,872         97,063,622
Net assets at beginning of period                             220,919,254        257,641,379        213,045,636        115,982,014
                                                            -------------       -------------      -------------      -------------
Net assets at end of period                                 $ 328,307,537      $ 220,919,254      $ 382,989,508      $ 213,045,636
                                                            =============       =============      =============      =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                          4,911,026          7,745,194         12,514,261         12,117,503
           Reinvestment of distributions                          487,639            577,125            139,201             19,757
           Shares redeemed                                       (848,037)       (10,633,885)        (2,835,932)        (5,637,627)
                                                            -------------       -------------      -------------      -------------
      Net increase (decrease)                                   4,550,628         (2,311,566)         9,817,530          6,499,633
                                                            =============       =============      =============      =============

      Series II
           Shares sold                                            631,050                 --          1,175,014                 --
           Reinvestment of distributions                              971                 --                252                 --
           Shares redeemed                                       (186,682)                --           (402,896)                --
                                                            -------------       -------------      -------------      -------------
      Net increase                                                445,339                 --            772,370                 --
                                                            =============       =============      =============      =============

                                                                      MID CAP VALUE
                                                                         TRUST
                                                                         -----
                                                             SIX MONTHS
                                                               ENDED             4/30/2001*
                                                             6/30/2002               TO
                                                            (UNAUDITED)          12/31/2001
                                                            -----------          ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                       $     567,349       $    181,135
Net realized gain (loss) on:
      Investment transactions                                  (1,462,480)          (470,630)
      Futures contracts                                                --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                              (3,490,545)         3,882,505
                                                            -------------       ------------
Net increase (decrease) in net assets resulting from           (4,385,676)         3,593,010
operations
Distribution to shareholders from:
      Net investment income
            Series I                                                   --           (177,922)
            Series II                                                  --                 --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                   --                 --
            Series II                                                  --                 --
                                                            -------------       ------------
      Total distributions                                              --           (177,922)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                 115,701,395         79,588,919
            Reinvestment of distributions                              --            177,922
            Cost of shares redeemed                            (4,785,237)        (2,444,741)
                                                            -------------       ------------
      Total Series I transactions                             110,916,158         77,322,100
      Series II
            Net proceeds from sales of shares                  12,266,436                 --
            Reinvestment of distributions                              --                 --
            Cost of shares redeemed                              (209,389)                --
                                                            -------------       ------------
      Total Series II transactions                             12,057,047                 --
Net increase (decrease) in net assets from capital
      share transactions                                      122,973,205         77,322,100
                                                            -------------       ------------
Increase (decrease) in net assets                             118,587,529         80,737,188
Net assets at beginning of period                              80,737,188                 --
                                                            -------------       ------------
Net assets at end of period                                 $ 199,324,717       $ 80,737,188
                                                            =============       =============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                          8,672,191          6,372,439
           Reinvestment of distributions                               --             13,655
           Shares redeemed                                       (372,015)          (203,440)
                                                            -------------       ------------
      Net increase (decrease)                                   8,300,176          6,182,654
                                                            =============       =============
      Series II
           Shares sold                                            919,913                 --
           Reinvestment of distributions                               --                 --
           Shares redeemed                                        (15,370)                --
                                                            -------------       ------------
      Net increase                                                904,543                 --
                                                            =============       =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      VALUE                                EQUITY INDEX
                                                                      TRUST                                    TRUST
                                                                      -----                                    -----
                                                           SIX MONTHS                               SIX MONTHS
                                                              ENDED                YEAR                ENDED              YEAR
                                                            6/30/2002              ENDED             6/30/2002            ENDED
                                                           (UNAUDITED)          12/31/2001          (UNAUDITED)        12/31/2001
                                                           -----------          ----------          -----------        ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                    $   1,410,467      $   2,730,137      $     534,163      $   1,020,258
Net realized gain (loss) on:
      Investment transactions                                1,809,279          3,924,741         (1,156,298)          (158,997)
      Futures contracts                                             --                 --           (285,712)          (302,844)
Change in unrealized appreciation (depreciation) on:
      Investments                                          (36,622,841)        (2,769,433)       (13,008,118)       (15,065,974)
      Futures contracts                                             --                 --            (51,181)             5,842
                                                         -------------      -------------      -------------      -------------
Net increase (decrease) in net assets
  resulting from operations                                (33,403,095)         3,885,445        (13,967,146)       (14,501,715)
Distribution to shareholders from:
      Net investment income
            Series I                                        (2,727,882)        (1,564,997)        (1,019,444)        (1,085,568)
            Series II                                           (2,255)                --                 --                 --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                --         (1,415,761)                --            (11,933)
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                        (4,304,078)        (5,141,047)                --         (1,646,150)
            Series II                                           (3,557)                --                 --                 --
                                                         -------------      -------------      -------------      -------------
      Total distributions                                   (7,037,772)        (8,121,805)        (1,019,444)        (2,743,651)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares               50,038,314        225,625,200         10,355,141         16,320,530
            Reinvestment of distributions                    7,031,960          8,121,805          1,019,444          2,743,651
            Cost of shares redeemed                        (23,903,294)       (58,729,028)        (8,614,735)       (12,965,466)
                                                         -------------      -------------      -------------      -------------
      Total Series I transactions                           33,166,980        175,017,977          2,759,850          6,098,715
      Series II
            Net proceeds from sales of shares                3,992,359                 --                 --                 --
            Reinvestment of distributions                        5,812                 --                 --                 --
            Cost of shares redeemed                            (41,162)                --                 --                 --
                                                         -------------      -------------      -------------      -------------
      Total Series II transactions                           3,957,009                 --                 --                 --
Net increase in net assets from capital
      share transactions                                    37,123,989        175,017,977          2,759,850          6,098,715
                                                         -------------      -------------      -------------      -------------
Increase (decrease) in net assets                           (3,316,878)       170,781,617        (12,226,740)       (11,146,651)
Net assets at beginning of period                          360,027,066        189,245,449        103,007,464        114,154,115
                                                         -------------      -------------      -------------      -------------
Net assets at end of period                              $ 356,710,188      $ 360,027,066      $  90,780,724        103,007,464
                                                         =============      =============      =============      =============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                       3,038,795         13,555,272            766,565          1,104,630
           Reinvestment of distributions                       418,320            501,966             75,291            193,761
           Shares redeemed                                  (1,513,051)        (3,686,537)          (645,781)          (900,623)
                                                         -------------      -------------      -------------      -------------
      Net increase                                           1,944,064         10,370,701            196,075            397,768
                                                         =============      =============      =============      =============
      Series II
           Shares sold                                         252,835                 --                 --                 --
           Reinvestment of distributions                           346                 --                 --                 --
           Shares redeemed                                      (2,479)                --                 --                 --
                                                         -------------      -------------      -------------      -------------
     Net increase                                              250,702                 --                 --                 --
                                                         =============      =============      =============      =============

* Commencement of operations

                                                                        TACTICAL
                                                                       ALLOCATION
                                                                         TRUST
                                                                         -----
                                                             SIX MONTHS
                                                               ENDED                YEAR
                                                             6/30/2002              ENDED
                                                            (UNAUDITED)           12/31/2001
                                                            -----------           ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                     $    107,960           $     68,006
Net realized gain (loss) on:
      Investment transactions                               (1,340,123)            (4,315,065)
      Futures contracts                                             --                     --
Change in unrealized appreciation (depreciation) on:
      Investments                                          (10,444,318)            (4,722,337)
Futures contracts                                                   --                     --
                                                          ------------           ------------
Net increase (decrease) in net assets
  resulting from operations                                (11,676,481)            (8,969,396)
Distribution to shareholders from:
      Net investment income
            Series I                                            (1,617)               (66,640)
            Series II                                               --                     --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                --               (418,743)
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                --                     --
            Series II                                               --                     --
                                                          ------------           ------------
      Total distributions                                       (1,617)              (485,383)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares               15,367,470             53,607,078
            Reinvestment of distributions                        1,617                485,383
            Cost of shares redeemed                         (4,328,135)           (14,186,683)
                                                          ------------           ------------
      Total Series I transactions                           11,040,952             39,905,778
      Series II
            Net proceeds from sales of shares                  596,212                     --
            Reinvestment of distributions                           --                     --
            Cost of shares redeemed                                (19)                    --
                                                          ------------           ------------
      Total Series II transactions                             596,193                     --
Net increase in net assets from capital
      share transactions                                    11,637,145             39,905,778
                                                          ------------           ------------
Increase (decrease) in net assets                              (40,953)            30,450,999
Net assets at beginning of period                           73,714,363             43,263,364
                                                          ------------           ------------
Net assets at end of period                               $ 73,673,410           $ 73,714,363
                                                          ============           ============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                       1,559,944              4,967,051
           Reinvestment of distributions                           165                 47,922
           Shares redeemed                                    (465,582)            (1,380,394)
                                                          ------------           ------------
      Net increase                                           1,094,527              3,634,579
                                                          ============           ============
      Series II
           Shares sold                                          65,887                     --
           Reinvestment of distributions                            --                     --
           Shares redeemed                                          (2)                    --
                                                          ------------           ------------
     Net increase                                               65,885                     --
                                                          ============           ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FUNDAMENTAL
                                                                              VALUE                           GROWTH & INCOME
                                                                              TRUST                                TRUST
                                                                              -----                                -----
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED          4/30/2001*          ENDED                YEAR
                                                                  6/30/2002            TO            6/30/2002              ENDED
                                                                 (UNAUDITED)       12/31/2001       (UNAUDITED)           12/31/2001
                                                                 -----------       ----------       -----------           ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                           $     398,062    $     155,669   $     7,692,199    $    12,307,222
Net realized gain (loss) on:
      Investment transactions                                      (1,864,811)        (270,275)     (117,085,292)        74,262,640
      Foreign currency and forward foreign currency contracts              --               (5)               --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (15,429,911)         928,953      (272,129,435)      (416,319,255)
      Foreign currency and forward foreign currency contracts              33               --                --                 --
                                                                  -----------          -------      ------------       ------------
Net increase (decrease) in net assets resulting from operations   (16,896,627)         814,342      (381,522,528)      (329,749,393)
Distribution to shareholders from:
      Net investment income
            Series I                                                 (152,224)              --       (12,303,551)       (10,407,561)
            Series II                                                    (556)              --            (3,670)                --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                       --               --                --                 --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                       --               --                --       (130,574,062)
      Capital gain distributions received from mutual funds
            Series I                                                       --               --       (74,913,696)                --
            Series II                                                      --               --           (22,349)                --
                                                                  -----------          -------      ------------       ------------
      Total distributions                                            (152,780)              --       (87,243,266)      (140,981,623)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                      74,919,838      111,719,341        45,983,585         85,933,060
            Reinvestment of distributions                             152,224               --        87,217,247        140,981,623
            Cost of shares redeemed                                (3,465,981)        (943,747)     (136,168,571)      (282,803,088)
                                                                  -----------          -------      ------------       ------------
      Total Series I transactions                                  71,606,081      110,775,594        (2,967,739)       (55,888,405)

      Series II
            Net proceeds from sales of shares                       8,509,184               --        11,088,215                 --
            Reinvestment of distributions                                 556               --            26,019                 --
            Cost of shares redeemed                                    (6,597)              --           (15,744)                --
                                                                  -----------          -------      ------------       ------------
      Total Series II transactions                                  8,503,143               --        11,098,490                 --
Net increase (decrease) in net assets from capital
      share transactions                                           80,109,224      110,775,594         8,130,751        (55,888,405)
                                                                  -----------          -------      ------------       ------------
Increase (decrease) in net assets                                  63,059,817      111,589,936      (460,635,043)      (526,619,421)
Net assets at beginning of period                                 111,589,936               --     2,387,718,232      2,914,337,653
                                                                  -----------          -------      ------------       ------------
Net assets at end of period                                     $ 174,649,753    $ 111,589,936   $ 1,927,083,189    $ 2,387,718,232
                                                                =============    =============   ===============    ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              6,543,782        9,599,115         1,980,788          7,745,194
           Reinvestment of distributions                               13,089               --         3,955,431            577,125
           Shares redeemed                                           (318,639)         (81,910)       (6,376,265)       (10,633,885)
                                                                  -----------          -------      ------------       ------------
      Net increase (decrease)                                       6,238,232        9,517,205          (440,046)        (2,311,566)
                                                                =============    =============   ===============    ===============
      Series II
           Shares sold                                                760,181               --           544,058                 --
           Reinvestment of distributions                                   48               --             1,181                 --
           Shares redeemed                                               (590)              --              (702)                --
                                                                  -----------          -------      ------------       ------------
      Net increase                                                    759,639               --           544,537                 --
                                                                =============    =============   ===============    ===============

* Commencement of operations


                                                                      U.S. LARGE CAP VALUE
                                                                             TRUST
                                                                             -----
                                                                SIX MONTHS
                                                                   ENDED              YEAR
                                                                6/30/2002             ENDED
                                                               (UNAUDITED)          12/31/2001
                                                               -----------          ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                           $     976,757      $   1,472,323
Net realized gain (loss) on:
      Investment transactions                                     (11,318,402)        (4,419,433)
      Foreign currency and forward foreign currency contracts              --                (14)
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (93,254,409)        (2,865,924)
      Foreign currency and forward foreign currency contracts              --               (162)
                                                                 ------------         ----------
Net increase (decrease) in net assets resulting from operation   (103,596,054)        (5,813,210)
Distribution to shareholders from:
      Net investment income
            Series I                                               (1,470,095)        (1,729,790)
            Series II                                                  (2,214)                --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                       --         (1,904,287)
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                       --         (1,477,297)
      Capital gain distributions received from mutual funds
            Series I                                                       --                 --
            Series II                                                      --                 --
                                                                 ------------         ----------
      Total distributions                                          (1,472,309)        (5,111,374)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     129,870,170        205,544,501
            Reinvestment of distributions                           1,470,095          5,111,374
            Cost of shares redeemed                               (27,300,880)      (116,504,676)
                                                                 ------------         ----------
      Total Series I transactions                                 104,039,385         94,151,199

      Series II
            Net proceeds from sales of shares                      12,302,520                 --
            Reinvestment of distributions                               2,214                 --
            Cost of shares redeemed                                   (30,310)                --
                                                                 ------------         ----------
      Total Series II transactions                                 12,274,424                 --
Net increase (decrease) in net assets from capital
      share transactions                                          116,313,809         94,151,199
                                                                 ------------         ----------
Increase (decrease) in net assets                                  11,245,446         83,226,615
Net assets at beginning of period                                 518,621,427        435,394,812
                                                                 ------------         ----------
Net assets at end of period                                     $ 529,866,873      $ 518,621,427
                                                                =============      =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             10,840,694         16,511,788
           Reinvestment of distributions                              118,748            424,533
           Shares redeemed                                         (2,354,661)        (9,061,394)
                                                                 ------------         ----------
      Net increase (decrease)                                       8,604,781          7,874,927
                                                                =============      =============
      Series II
           Shares sold                                              1,096,564                 --
           Reinvestment of distributions                                  179                 --
           Shares redeemed                                             (2,416)                --
                                                                 ------------         ----------
      Net increase                                                  1,094,327                 --
                                                                =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         EQUITY-INCOME                       INCOME & VALUE
                                                                            TRUST                                 TRUST
                                                                            -----                                 -----
                                                                  SIX MONTHS                        SIX MONTHS
                                                                    ENDED             YEAR            ENDED              YEAR
                                                                  6/30/2002           ENDED          6/30/2002           ENDED
                                                                 (UNAUDITED)        12/31/2001      (UNAUDITED)        12/31/2001
                                                                 -----------        ---------       -----------        ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                              $7,892,817       $15,386,376       $5,353,955     $ 10,285,191
Net realized gain (loss) on:
      Investment transactions                                      29,526,590        32,722,537       (4,077,799)      (4,524,140)
      Foreign currency and forward foreign currency contracts              --                --               --              818
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (86,523,781)      (35,971,745)     (70,161,580)        (720,583)
      Foreign currency and forward foreign currency
      contracts                                                            --                --              312             (471)
                                                               --------------    --------------     ------------     ------------
Net increase (decrease) in net assets resulting from
 operations                                                       (49,104,374)       12,137,168      (68,885,112)       5,040,815

Distribution to shareholders from:
      Net investment income
            Series I                                              (15,159,114)      (17,359,680)     (10,537,683)     (14,473,276)
            Series II                                                  (6,702)               --           (7,619)              --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                               (2,853,930)       (5,228,578)              --       (6,543,105)
            Series II                                                  (1,262)               --               --               --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                              (29,738,500)      (87,618,922)              --       (5,023,868)
            Series II                                                 (13,148)               --               --               --
                                                               --------------    --------------     ------------     ------------
      Total distributions                                         (47,772,656)     (110,207,180)     (10,545,302)     (26,040,249)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     153,397,204       307,713,293       46,476,085      104,256,565
            Reinvestment of distributions                          47,751,544       110,207,180       10,537,683       26,040,249
            Cost of shares redeemed                               (62,155,927)     (138,450,204)     (33,436,278)     (93,985,218)
                                                               --------------    --------------     ------------     ------------
      Total Series I transactions                                 138,992,821       279,470,269       23,577,490       36,311,596

      Series II
            Net proceeds from sales of shares                      15,568,134                --        3,810,336               --
            Reinvestment of distributions                              21,112                --            7,619               --
            Cost of shares redeemed                                  (220,948)               --          (26,599)              --
                                                               --------------    --------------     ------------     ------------
      Total Series II transactions                                 15,368,298                --        3,791,356               --
Net increase (decrease) in net assets from capital
      share transactions                                          154,361,119       279,470,269       27,368,846       36,311,596
                                                               --------------    --------------     ------------     ------------
Increase (decrease) in net assets                                  57,484,089       181,400,257      (52,061,568)      15,312,162
Net assets at beginning of period                               1,147,074,890       965,674,633      561,623,319      546,311,157
                                                               --------------    --------------     ------------     -------------
Net assets at end of period                                    $1,204,558,979    $1,147,074,890     $509,561,751     $561,623,319
                                                               ==============    ==============     ============     ============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             10,060,851        19,958,928        4,686,821       10,337,331
           Reinvestment of distributions                            3,179,197         7,502,191        1,066,567        2,709,703
           Shares redeemed                                         (4,179,059)       (9,048,219)      (3,448,631)      (9,341,470)
                                                               --------------    --------------     ------------     -------------
      Net increase (decrease)                                       9,060,989        18,412,900        2,304,757        3,705,564
                                                               ==============    ==============     ============     ============
      Series II
           Shares sold                                              1,065,007                --          410,576               --
           Reinvestment of distributions                                1,407                --              772               --
           Shares redeemed                                            (14,697)               --           (2,651)              --
                                                               --------------    --------------     ------------     ------------
      Net increase                                                  1,051,717                --          408,697               --
                                                               ==============    ==============     ============     ============


                                                                                BALANCED
                                                                                 TRUST
                                                                                --------
                                                                     SIX MONTHS
                                                                        ENDED              YEAR
                                                                      6/30/2002            ENDED
                                                                     (UNAUDITED)        12/31/2001
                                                                     -----------        ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                                 $1,754,781         $3,879,329
Net realized gain (loss) on:
      Investment transactions                                         (7,535,310)       (34,810,368)
      Foreign currency and forward foreign currency contracts                  -            (50,114)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (13,161,474)        10,222,965
      Foreign currency and forward foreign currency contracts                438             14,528
                                                                     -----------        -----------

Net increase (decrease) in net assets resulting from operations      (18,941,565)       (20,743,660)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (3,955,306)        (4,067,476)
            Series II                                                    (11,519)                --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                           -                 --
            Series II                                                          -                 --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                           -                 --
            Series II                                                          -                 --
                                                                     -----------        -----------
      Total distributions                                             (3,966,825)        (4,067,476)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                          8,860,607         15,557,180
            Reinvestment of distributions                              3,955,306          4,067,476
            Cost of shares redeemed                                  (13,142,294)       (22,039,190)
                                                                     -----------        -----------
      Total Series I transactions                                       (326,381)        (2,414,534)

      Series II
            Net proceeds from sales of shares                          1,278,844                 --
            Reinvestment of distributions                                 11,519                 --
            Cost of shares redeemed                                      (23,784)                --
                                                                     -----------        -----------
      Total Series II transactions                                     1,266,579                 --
Net increase (decrease) in net assets from capital
      share transactions                                                 940,198         (2,414,534)
                                                                     -----------        -----------
Increase (decrease) in net assets                                    (21,968,192)       (27,225,670)
Net assets at beginning of period                                    174,739,492        201,965,162
                                                                     -----------        -----------
Net assets at end of period                                         $152,771,300        174,739,492
                                                                    ============        ===========

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                   664,886          1,097,232
           Reinvestment of distributions                                 305,193            290,742
           Shares redeemed                                            (1,018,428)        (1,584,784)
                                                                     -----------        -----------
      Net increase (decrease)                                            (48,349)          (196,810)
                                                                    ============        ===========
      Series II
           Shares sold                                                   100,980                 --
           Reinvestment of distributions                                     888                 --
           Shares redeemed                                                (1,880)                --
                                                                     -----------        -----------
      Net increase                                                        99,988                 --
                                                                    ============        ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     HIGH YIELD                        STRATEGIC BOND
                                                                        TRUST                               TRUST
                                                                        -----                               -----
                                                           SIX MONTHS
                                                             ENDED              YEAR              ENDED               YEAR
                                                           6/30/2002            ENDED           6/30/2002             ENDED
                                                          (UNAUDITED)         12/31/2001        (UNAUDITED)          12/31/2001
                                                          -----------         ----------        -----------          ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                    $  16,790,437      $  28,994,468      $  11,252,751      $  21,513,804
Net realized gain (loss) on:
      Investment transactions                              (12,074,196)        (6,212,523)        (3,630,229)        (1,823,550)
      Futures contracts and written options                     33,263            425,172              2,850                 --
      Interest rate swaps                                           --                 --                 --           (545,724)
      Foreign currency and forward foreign currency
        contracts                                             (125,835)          (466,165)            (9,965)        (1,774,803)
Change in unrealized appreciation (depreciation) on:
      Investments                                          (26,975,133)       (39,293,696)           (16,063)           516,464
      Futures contracts                                       (132,453)          (261,757)                --                 --
      Written options contracts                                     --                 --                 --                 --
      Interest rate swaps                                           --                 --                 --                 --
      Foreign currency and forward foreign currency
        contracts                                             (988,550)           492,635             10,029            688,671
                                                         -------------      -------------      -------------      -------------
Net increase (decrease) in net assets
  resulting from operations                                (23,472,467)       (16,321,866)         7,609,373         19,120,586
Distribution to shareholders from:
      Net investment income
            Series I                                       (29,046,140)       (26,393,060)       (22,228,870)       (25,014,970)
            Series II                                         (192,839)                --            (19,384)                --
                                                         -------------      -------------      -------------      -------------
      Total distributions                                  (29,238,979)       (26,393,060)       (22,248,254)       (25,014,970)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares              106,668,024        230,721,143         53,438,311         89,953,453
            Reinvestment of distributions                   29,046,140         26,393,060         22,228,870         25,014,970
            Cost of shares redeemed                        (60,911,755)      (129,297,591)       (39,229,356)      (139,868,039)
                                                         -------------      -------------      -------------      -------------
      Total Series I transactions                           74,802,409        127,816,612         36,437,825        (24,899,616)

      Series II
            Net proceeds from sales of shares               10,436,991                 --          3,730,582                 --
            Reinvestment of distributions                      192,839                 --             19,384                 --
            Cost of shares redeemed                         (3,358,750)                --            (31,459)                --
                                                         -------------      -------------      -------------      -------------
      Total Series II transactions                           7,271,080                 --          3,718,507                 --
Net increase (decrease) in net assets from capital
      share transactions                                    82,073,489        127,816,612         40,156,332        (24,899,616)
                                                         -------------      -------------      -------------      -------------
Increase (decrease) in net assets                           29,362,043         85,101,686         25,517,451        (30,794,000)
Net assets at beginning of period                          323,309,179        238,207,493        302,499,210        333,293,210
                                                         -------------      -------------      -------------      -------------
Net assets at end of period                              $ 352,671,222      $ 323,309,179      $ 328,016,661      $ 302,499,210
                                                         =============      =============      =============      =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                      11,230,976         21,689,973          5,020,444          8,361,863
           Reinvestment of distributions                     3,230,938          2,547,593          2,160,240          2,423,931
           Shares redeemed                                  (6,577,795)       (11,979,871)        (3,687,398)       (13,141,994)
                                                         -------------      -------------      -------------      -------------
      Net increase (decrease)                                7,884,119         12,257,695          3,493,286         (2,356,200)
                                                         =============      =============      =============      =============
      Series II
           Shares sold                                       1,151,715                 --            359,258                 --
           Reinvestment of distributions                        21,450                 --              1,884                 --
           Shares redeemed                                    (374,105)                --             (3,025)                --
                                                         -------------      -------------      -------------      -------------
      Net increase                                             799,060                 --            358,117                 --
                                                         =============      =============      =============      =============

                                                                 GLOBAL BOND
                                                                     TRUST
                                                                     -----
                                                          SIX MONTHS         SIX MONTHS
                                                            ENDED               YEAR
                                                          6/30/2002             ENDED
                                                         (UNAUDITED)          12/31/2001
                                                         -----------          ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                    $   1,539,159      $   3,433,122
Net realized gain (loss) on:
      Investment transactions                                1,044,613          4,434,236
      Futures contracts and written options                   (531,536)         1,144,258
      Interest rate swaps                                       31,850
      Foreign currency and forward foreign currency
        contracts                                              857,682         (4,445,191)
Change in unrealized appreciation (depreciation) on:
      Investments                                            7,331,170         (6,576,551)
      Futures contracts                                        386,057             55,700
      Written options contracts                                 75,140            (54,062)
      Interest rate swaps                                     (890,832)           629,432
      Foreign currency and forward foreign currency
        contracts                                            1,306,311          1,918,869
                                                         -------------      -------------

Net increase (decrease) in net assets
  resulting from operations                                 10,572,040            571,663
Distribution to shareholders from:
      Net investment income
            Series I                                                --                 --
            Series II                                               --                 --
                                                         -------------      -------------
      Total distributions                                           --                 --

Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares               21,866,777         40,662,751
            Reinvestment of distributions                           --                 --
            Cost of shares redeemed                        (10,295,489)       (60,875,216)
                                                         -------------      -------------
      Total Series I transactions                           11,571,288        (20,212,465)

      Series II
            Net proceeds from sales of shares                1,494,152                 --
            Reinvestment of distributions                           --                 --
            Cost of shares redeemed                            (36,891)                --
                                                         -------------      -------------
      Total Series II transactions                           1,457,261                 --
Net increase (decrease) in net assets from capital
      share transactions                                    13,028,549        (20,212,465)
                                                         -------------      -------------
Increase (decrease) in net assets                           23,600,589        (19,640,802)
Net assets at beginning of period                           96,729,657        116,370,459
                                                         -------------      -------------
Net assets at end of period                              $ 120,330,246      $  96,729,657
                                                         =============      =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                       1,823,187          3,528,052
           Reinvestment of distributions                            --                 --
           Shares redeemed                                    (881,595)        (5,291,978)
                                                         -------------      -------------
      Net increase (decrease)                                  941,592         (1,763,926)
                                                         =============      =============

      Series II
           Shares sold                                         122,179                 --
           Reinvestment of distributions                            --                 --
           Shares redeemed                                      (3,092)                --
                                                         -------------      -------------
      Net increase                                             119,087                 --
                                                         =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TOTAL                               INVESTMENT
                                                                  RETURN                              QUALITY BOND
                                                                   TRUST                                  TRUST
                                                                   -----                                  -----
                                                                SIX MONTHS                             SIX MONTHS
                                                                   ENDED              YEAR                ENDED           YEAR
                                                                 6/30/2002           ENDED               6/30/2002        ENDED
                                                                (UNAUDITED)        12/31/2001           (UNAUDITED)     12/31/2001
                                                                -----------        ----------           -----------     ----------

Increase in net assets:
Operations:
Net investment income                                            $17,083,838        $24,127,473         $12,724,230    $ 22,228,249
Net realized gain (loss) on:
      Investment transactions                                      5,942,060         15,243,748          (5,126,367)     (2,186,914)
      Futures contracts and written options                        5,162,256          1,003,334                  --              --
      Interest rate swaps                                          1,206,294           (344,232)                 --              --
      Foreign currency and forward foreign currency contracts      5,162,276           (144,485)                 --              --
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (5,082,538)        (4,461,208)          5,765,634       2,963,983
      Futures contracts                                            4,883,533          1,951,833                  --              --
      Written options contracts                                   (1,277,132)         1,568,125                  --              --
      Interest rate swaps                                            (42,174)         1,942,784                  --              --
      Foreign currency and forward foreign currency contracts     (4,558,824)         1,230,284                  --              --
                                                              --------------       ------------        ------------    ------------
Net increase in net assets resulting from operations              28,479,589         42,117,656          13,363,497      23,005,318
Distribution to shareholders from:
      Net investment income
            Series I                                             (26,077,165)       (19,174,896)        (22,893,403)    (19,361,929)
            Series II                                                (68,518)                --             (35,345)             --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                             (15,984,739)                --                  --              --
            Series II                                                (42,000)                --                  --              --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                              (2,526,236)                --                  --              --
            Series II                                                 (6,638)                --                  --              --
                                                              --------------       ------------        ------------    ------------
      Total distributions                                        (44,705,296)       (19,174,896)        (22,928,748)    (19,361,929)

Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                    273,037,318        402,310,031          56,014,919     163,905,351
            Reinvestment of distributions                         44,588,140           19,174,896       22,893,403        19,361,929
            Cost of shares redeemed                              (48,060,078)       (95,603,157)        (39,545,178)    (61,984,361)
                                                              --------------       ------------        ------------    ------------
      Total Series I transactions                                269,565,380        325,881,770          39,363,144     121,282,919

      Series II
            Net proceeds from sales of shares                     27,396,659                 --           5,262,323              --
            Reinvestment of distributions                            117,156                 --              35,345              --
            Cost of shares redeemed                                  (40,206)                --            (260,894)             --
                                                              --------------       ------------        ------------    ------------
      Total Series II transactions                                27,473,609                 --           5,036,774              --
Net increase in net assets from capital
      share transactions                                         297,038,989        325,881,770          44,399,918     121,282,919
                                                              --------------       ------------        ------------    ------------
Increase in net assets                                           280,813,282        348,824,530          34,834,667     124,926,308
Net assets at beginning of period                                736,471,893        387,647,363         407,651,575     282,725,267
                                                              --------------       ------------        ------------    ------------
Net assets at end of period                                   $1,017,285,175       $736,471,893        $442,486,242    $407,651,575
                                                              ==============       ============        ============    ============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                            19,792,857         29,596,890           4,754,788      13,955,035
           Reinvestment of distributions                           3,334,939          1,464,851           2,011,722       1,704,395
           Shares redeemed                                        (3,520,097)        (7,079,582)         (3,386,534)     (5,338,700)
                                                              --------------       ------------        ------------    ------------
      Net increase                                                19,607,699         23,982,159           3,379,976      10,320,730
                                                              ==============       ============        ============    ============
      Series II
           Shares sold                                             2,015,472                 --             453,432              --
           Reinvestment of distributions                               8,769                 --               3,106              --
           Shares redeemed                                            (2,973)                --             (22,565)             --
                                                              --------------       ------------        ------------    ------------
      Net increase                                                 2,021,268                 --             433,973              --
                                                              ==============       ============        ============    ============

                                                                    Diversified
                                                                        Bond
                                                                       Trust
                                                                       -----
                                                                   Six Months
                                                                     Ended               Year
                                                                   6/30/2002            Ended
                                                                  (Unaudited)         12/31/2001
                                                                  -----------         ----------
Increase in net assets:
Operations:
Net investment income                                                $7,913,044        $13,089,810
Net realized gain (loss) on:
      Investment transactions                                          (574,498)         4,066,690
      Futures contracts and written options                                  --                 --
      Interest rate swaps                                                    --                 --
      Foreign currency and forward foreign currency contracts                --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (3,950,558)        (1,412,423)
      Futures contracts                                                      --                 --
      Written options contracts                                              --                 --
      Interest rate swaps                                                    --                 --
      Foreign currency and forward foreign currency contracts                47                (70)
                                                                   ------------       ------------
Net increase in net assets resulting from operations                  3,388,035         15,744,007
Distribution to shareholders from:
      Net investment income
            Series I                                                (13,613,998)       (13,274,035)
            Series II                                                   (16,434)                --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                         --                 --
            Series II                                                        --                 --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                         --                 --
            Series II                                                        --                 --
                                                                   ------------       ------------
      Total distributions                                           (13,630,432)       (13,274,035)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                        55,048,821        124,772,690
            Reinvestment of distributions                            13,613,998         13,274,035
            Cost of shares redeemed                                 (20,514,168)       (66,236,226)
                                                                   ------------       ------------
      Total Series I transactions                                    48,148,651         71,810,499
      Series II
            Net proceeds from sales of shares                         4,613,717                 --
            Reinvestment of distributions                                16,434                 --
            Cost of shares redeemed                                     (35,928)                --
                                                                   ------------       ------------
      Total Series II transactions                                    4,594,223                 --
Net increase in net assets from capital
      share transactions                                             52,742,874         71,810,499
                                                                   ------------       ------------
Increase in net assets                                               42,500,477         74,280,471
Net assets at beginning of period                                   286,742,220        212,461,749
                                                                   ------------       ------------
Net assets at end of period                                        $329,242,697       $286,742,220
                                                                   ============       ============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                5,255,390         11,877,766
           Reinvestment of distributions                              1,339,960          1,311,664
           Shares redeemed                                           (1,957,095)        (6,404,047)
                                                                   ------------       ------------
      Net increase                                                    4,638,255          6,785,383
                                                                   ============       ============
      Series II
           Shares sold                                                  447,402                 --
           Reinvestment of distributions                                  1,619                 --
           Shares redeemed                                               (3,505)                --
                                                                   ------------       ------------
      Net increase                                                      445,516                 --
                                                                   ============       ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        U.S. GOVERNMENT                         MONEY
                                                                          SECURITIES                            MARKET
                                                                            TRUST                               TRUST
                                                                       ---------------                      ------------
                                                              SIX MONTHS                          SIX MONTHS
                                                                ENDED            YEAR                ENDED              YEAR
                                                              6/30/2002          ENDED              6/30/2002           ENDED
                                                             (UNAUDITED)       12/31/2001          (UNAUDITED)         12/31/2001
                                                             -------------    -------------      ---------------    ---------------
Increase in net assets:
Operations:
Net investment income                                       $  12,423,194    $  22,500,086      $     9,133,432    $    41,278,170
Net realized gain (loss) on:
      Investment transactions                                   2,207,709        6,205,486                   --                 --
      Futures contracts                                           296,038          393,271                   --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                               5,606,106       (1,165,524)                  --                 --
      Futures contracts                                           112,501           57,213                   --                 --
                                                            -------------      -----------      ---------------    ---------------
Net increase (decrease) in net assets resulting from
  operations                                                   20,645,548       27,990,532            9,133,432         41,278,170
Distribution to shareholders from:
      Net investment income
            Series I                                          (23,862,923)     (20,935,256)          (9,046,904)       (41,278,170)
            Series II                                             (37,399)              --              (86,528)                --
                                                            -------------      -----------      ---------------    ---------------
      Total distributions                                     (23,900,322)     (20,935,256)          (9,133,432)       (41,278,170)
Capital Shares Transactions @:
      Series I
            Net proceeds from sales of shares                 107,636,245      288,252,067        1,388,966,247      3,125,325,639
            Reinvestment of distributions                      23,862,923       20,935,256            8,895,639         41,278,170
            Cost of shares redeemed                           (39,005,765)     (91,013,388)      (1,355,154,910)    (2,632,065,627)
                                                            -------------      -----------      ---------------    ---------------
      Total Series I transactions                              92,493,403      218,173,935           42,706,976        534,538,182

      Series II
            Net proceeds from sales of shares                  16,319,519               --          169,308,150                 --
            Reinvestment of distributions                          37,399               --               81,233                 --
            Cost of shares redeemed                              (591,592)              --         (104,941,888)                --
                                                            -------------      -----------      ---------------    ---------------
      Total Series II transactions                             15,765,326               --           64,447,495                 --
Net increase in net assets from capital
      share transactions                                      108,258,729      218,173,935          107,154,471        534,538,182
                                                            -------------      -----------      ---------------    ---------------
Increase in net assets                                        105,003,955      225,229,211          107,154,471        534,538,182
Net assets at beginning of period                             558,392,496      333,163,285        1,484,693,555        950,155,373
                                                            -------------      -----------      ---------------    ---------------
Net assets at end of period                                 $ 663,396,451      558,392,496      $ 1,591,848,026    $ 1,484,693,555
                                                            =============      ===========      ===============    ===============

@Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                          7,891,259       21,278,640          138,896,625        312,532,569
           Reinvestment of distributions                        1,794,205        1,595,675              889,564          4,127,817
           Shares redeemed                                     (2,858,413)      (6,731,468)        (135,515,491)      (263,206,563)
                                                            -------------      -----------      ---------------    ---------------
      Net increase                                              6,827,051       16,142,847            4,270,698         53,453,823
                                                            =============      ===========      ===============    ===============-
      Series II
           Shares sold                                          1,205,388               --           16,930,815                 --
           Reinvestment of distributions                            2,814               --                8,123                 --
           Shares redeemed                                        (43,949)              --          (10,494,189)                --
                                                            -------------      -----------      ---------------    ---------------
      Net increase                                              1,164,253               --            6,444,749                 --
                                                            =============      ===========      ===============    ===============-

                                                                     SMALL CAP
                                                                       INDEX
                                                                       TRUST
                                                                    ------------
                                                          SIX MONTHS
                                                             ENDED             YEAR
                                                           6/30/2002           ENDED
                                                          (UNAUDITED)        12/31/2001
                                                          ------------      ------------
Increase in net assets:
Operations:
Net investment income                                    $    335,497      $    775,084
Net realized gain (loss) on:
      Investment transactions                                 (97,777)          493,907
      Futures contracts                                    (1,051,549)         (910,347)
Change in unrealized appreciation (depreciation) on:
      Investments                                          (3,227,823)           26,146
      Futures contracts                                       (79,567)         (302,121)
                                                         ------------      ------------
Net increase (decrease) in net assets resulting from
  operations                                               (4,121,219)           82,669
Distribution to shareholders from:
      Net investment income
            Series I                                               --          (769,668)
            Series II                                              --                --
                                                         ------------      ------------
      Total distributions                                          --          (769,668)
Capital Shares Transactions @:
      Series I
            Net proceeds from sales of shares              34,822,791        45,030,260
            Reinvestment of distributions                          --           769,668
            Cost of shares redeemed                       (13,949,087)      (29,657,937)
                                                         ------------      ------------
      Total Series I transactions                          20,873,704        16,141,991

      Series II
            Net proceeds from sales of shares               1,668,657                --
            Reinvestment of distributions                          --                --
            Cost of shares redeemed                           (72,579)               --
                                                         ------------      ------------
      Total Series II transactions                          1,596,078                --
Net increase in net assets from capital
      share transactions                                   22,469,782        16,141,991
                                                         ------------      ------------
Increase in net assets                                     18,348,563        15,454,992
Net assets at beginning of period                          50,279,820        34,824,828
                                                         ------------      ------------
Net assets at end of period                              $ 68,628,383      $ 50,279,820
                                                         ============      ============
@Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                      3,058,633         4,045,272
           Reinvestment of distributions                           --            67,634
           Shares redeemed                                 (1,257,771)       (2,737,123)
                                                         ------------      ------------
      Net increase                                          1,800,862         1,375,783
                                                         ============      ============

      Series II
           Shares sold                                        150,922                --
           Reinvestment of distributions                           --                --
           Shares redeemed                                     (6,553)               --
                                                         ------------      ------------
      Net increase                                            144,369                --
                                                         ============      ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                             INTERNATIONAL                                     MID CAP
                                                                 INDEX                                         INDEX
                                                                 TRUST                                         TRUST
                                                                 -----                                         -----
                                                              SIX MONTHS                           SIX MONTHS
                                                                 ENDED              YEAR              ENDED               YEAR
                                                               6/30/2002            ENDED           6/30/2002             ENDED
                                                              (UNAUDITED)         12/31/2001        (UNAUDITED)         12/31/2001
                                                              -----------         ----------        -----------         ----------

Increase (decrease) in net assets:
Operations:
Net investment income                                         $    563,735      $    592,499      $     223,460      $    369,509
Net realized gain (loss) on:
      Investment transactions                                     (922,560)       (2,805,241)           151,160           204,824
      Futures contracts                                               (623)         (437,019)          (464,915)         (455,007)
      Foreign currency and forward foreign currency
        contracts                                                  (58,321)          (21,842)                --                --
Change in unrealized appreciation (depreciation) on:
      Investments                                                 (626,474)       (9,145,454)        (5,933,570)         (677,510)
      Futures contracts                                            (20,169)            6,632           (131,442)           99,837
      Foreign currency and forward foreign currency
        contracts                                                   14,044              (943)                --                --
                                                              ------------      ------------      -------------      ------------
Net increase (decrease) in net assets
  resulting from operations                                     (1,050,368)      (11,811,368)        (6,155,307)         (458,347)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (774)         (577,137)            (4,225)         (367,723)
            Series II                                                   --                --                 (4)               --
                                                              ------------      ------------      -------------      ------------
      Total distributions                                             (774)         (577,137)            (4,229)         (367,723)
Capital Shares Transactions @:
      Series I
            Net proceeds from sales of shares                   19,955,330        40,238,571         56,674,492        54,332,656
            Reinvestment of distributions                              774           577,137              4,225           367,723
            Cost of shares redeemed                            (12,398,242)      (27,934,014)        (8,080,379)      (27,684,432)
                                                              ------------      ------------      -------------      ------------
      Total Series I transactions                                7,557,862        12,881,694         48,598,338        27,015,947

      Series II
            Net proceeds from sales of shares                    4,038,138                --          2,347,167                --
            Reinvestment of distributions                               --                --                  4                --
            Cost of shares redeemed                             (2,817,504)               --            (50,272)               --
                                                              ------------      ------------      -------------      ------------
      Total Series II transactions                               1,220,634                --          2,296,899                --
Net increase in net assets from capital
      share transactions                                         8,778,496        12,881,694         50,895,237        27,015,947
                                                              ------------      ------------      -------------      ------------
Increase (decrease) in net assets                                7,727,354           493,189         44,735,701        26,189,877
Net assets at beginning of period                               49,672,802        49,179,613         58,197,316        32,007,439
                                                              ------------      ------------      -------------      ------------
Net assets at end of period                                   $ 57,400,156      $ 49,672,802      $ 102,933,017      $ 58,197,316
                                                              ============      ============      =============      ============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                           2,379,008         4,201,000          4,249,440         4,291,835
           Reinvestment of distributions                                92            68,401                313            28,595
           Shares redeemed                                      (1,473,635)       (2,868,355)          (637,590)       (2,221,812)
                                                              ------------      ------------      -------------      ------------
      Net increase                                                 905,465         1,401,046          3,612,163         2,098,618
                                                              ============      ============      =============      ============
      Series II
           Shares sold                                             479,546                --            180,997                --
           Reinvestment of distributions                                --                --                -  +               --
           Shares redeemed                                        (333,737)               --             (3,829)               --
                                                              ------------      ------------      -------------      ------------
      Net increase                                                 145,809                --            177,168                --
                                                              ============      ============      =============      ============


                                                                        TOTAL STOCK
                                                                        MARKET INDEX
                                                                        ------------
                                                              SIX MONTHS
                                                                ENDED            YEAR
                                                               6/30/2002         ENDED
                                                              (UNAUDITED       12/31/2001
                                                              -----------      ------------
Increase (decrease) in net assets:
Operations:
Net investment income                                        $    300,048      $    592,594
Net realized gain (loss) on:
      Investment transactions                                      40,481            74,977
      Futures contracts                                          (557,394)         (641,501)
      Foreign currency and forward foreign currency
        contracts                                                      --                 5
Change in unrealized appreciation (depreciation) on:
      Investments                                              (9,045,099)       (7,613,386)
      Futures contracts                                           (95,401)           90,732
      Foreign currency and forward foreign currency
        contracts                                                      --                --
                                                             ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                                    (9,357,365)       (7,496,579)

Distribution to shareholders from:
      Net investment income
            Series I                                                   --          (589,908)
            Series II                                                  --                --
                                                             ------------      ------------
      Total distributions                                              --          (589,908)
Capital Shares Transactions @:
      Series I
            Net proceeds from sales of shares                  17,900,436        36,252,217
            Reinvestment of distributions                              --           589,908
            Cost of shares redeemed                           (15,064,065)      (11,488,949)
                                                             ------------      ------------
      Total Series I transactions                               2,836,371        25,353,176

      Series II
            Net proceeds from sales of shares                   1,014,861                --
            Reinvestment of distributions                              --                --
            Cost of shares redeemed                                    (8)               --
                                                             ------------      ------------
      Total Series II transactions                              1,014,853                --
Net increase in net assets from capital/
      share transactions                                        3,851,224        25,353,176
                                                             ------------      ------------
Increase (decrease) in net assets                              (5,506,141)       17,266,689
Net assets at beginning of period                              73,657,181        56,390,492
                                                             ------------      ------------
Net assets at end of period                                  $ 68,151,040      $ 73,657,181
                                                             ============      ============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                          1,873,525         3,582,140
           Reinvestment of distributions                               --            59,889
           Shares redeemed                                     (1,593,383)       (1,176,519)
                                                             ------------      ------------
      Net increase                                                280,142         2,465,510
                                                             ============      ============
      Series II
           Shares sold                                            113,544                --
           Reinvestment of distributions                               --                --
           Shares redeemed                                             (1)               --
                                                             ------------      ------------
      Net increase                                                113,543                --
                                                             ============      ============

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          500                                LIFESTYLE
                                                                         INDEX                            AGGRESSIVE 1000
                                                                         TRUST                                 TRUST
                                                                         -----                                 -----
                                                           SIX MONTHS                              SIX MONTHS
                                                             ENDED               YEAR                ENDED              YEAR
                                                           6/30/2002             ENDED             6/30/2002            ENDED
                                                          (UNAUDITED)          12/31/2001          (UNAUDITED)        12/31/2001
                                                          -----------          ----------          -----------        ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                      $   3,479,227      $   5,901,867      $     712,482      $     481,616
Capital gain distributions received                                   --                 --            720,320          6,343,669
Net realized gain (loss) on:
      Investment transactions                                 (4,492,270)        (6,154,436)        (7,290,631)       (24,980,206)
      Futures contracts                                       (1,474,365)        (3,005,324)                --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                           (109,352,594)       (88,649,161)       (13,838,376)        (4,592,553)
      Futures contracts                                         (285,698)           884,058                 --                 --
                                                           -------------      -------------      -------------        -----------
Net decrease in net assets resulting from operations        (112,125,700)       (91,022,996)       (19,696,205)       (22,747,474)
Distribution to shareholders from:
      Net investment income
            Series I                                             (16,488)        (5,897,069)          (786,721)          (604,269)
            Series II                                                 (7)                --             (1,592)                --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                                  --                 --                 --         (2,618,810)
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                                  --                 --                 --         (3,038,622)
      Capital gain distributions received from mutual
        funds
            Series I                                                  --                 --           (718,865)        (1,497,885)
            Series II                                                 --                 --             (1,455)                --
      Return of capital
            Series I                                                  --                 --                 --         (4,845,784)
                                                           -------------      -------------      -------------        -----------
      Total distributions                                        (16,495)        (5,897,069)        (1,508,633)       (12,605,370)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                 88,840,293        205,673,315         37,405,832         69,584,381
            Reinvestment of distributions                         16,488          5,897,069          1,505,586         12,605,370
            Cost of shares redeemed                          (23,946,936)       (22,355,290)        (2,638,942)        (8,056,785)
                                                           -------------      -------------      -------------        -----------
      Total Series I transactions                             64,909,845        189,215,094         36,272,476         74,132,966

      Series II
            Net proceeds from sales of shares                  5,013,547                 --          4,371,651                 --
            Reinvestment of distributions                              7                 --              3,047                 --
            Cost of shares redeemed                              (74,008)                --            (26,375)                --
                                                           -------------      -------------      -------------        -----------
      Total Series II transactions                             4,939,546                 --          4,348,323                 --
Net increase in net assets from capital
      share transactions                                      69,849,391        189,215,094         40,620,799         74,132,966
                                                           -------------      -------------      -------------        -----------
Increase (decrease) in net assets                            (42,292,804)        92,295,029         19,415,961         38,780,122
Net assets at beginning of period                            772,559,362        680,264,333        187,472,866        148,692,744
                                                           -------------      -------------      -------------        -----------
Net assets at end of period                                $ 730,266,558      $ 772,559,362      $ 206,888,827        187,472,866
                                                           =============      =============      =============        ===========

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                         9,277,302         20,121,337          3,695,312          6,298,782
           Reinvestment of distributions                           1,723            596,848            147,461          1,198,229
           Shares redeemed                                    (2,605,556)        (2,242,689)          (265,530)          (735,917)
                                                           -------------      -------------      -------------        -----------
      Net increase                                             6,673,469         18,475,496          3,577,243          6,761,094
                                                           =============      =============      =============        ===========
      Series II
           Shares sold                                           558,428                 --            449,528                 --
           Reinvestment of distributions                               1                 --                298                 --
           Shares redeemed                                        (8,330)                --             (2,751)                --
                                                           -------------      -------------      -------------        -----------
      Net increase                                               550,099                 --            447,075                 --
                                                           =============      =============      =============        ===========




                                                                     LIFESTYLE
                                                                     GROWTH 820
                                                                       TRUST
                                                                       -----
                                                          SIX MONTHS
                                                            ENDED              YEAR
                                                          6/30/2002            ENDED
                                                         (UNAUDITED)         12/31/2001
                                                         -----------         ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                  $   9,755,665      $   8,078,039
Capital gain distributions received                        6,291,930         21,977,604
Net realized gain (loss) on:
      Investment transactions                            (23,729,655)       (74,778,362)
      Futures contracts                                           --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                        (62,629,013)        (6,610,154)
      Futures contracts                                           --                 --
                                                       -------------      -------------
Net decrease in net assets resulting from operations     (70,311,073)       (51,332,873)
Distribution to shareholders from:
      Net investment income
            Series I                                     (10,050,764)        (8,534,826)
            Series II                                         (5,196)                --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                              --        (13,001,498)
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                              --         (6,661,537)
      Capital gain distributions received from mutual
        funds
            Series I                                      (6,288,679)        (7,596,753)
            Series II                                         (3,251)                --
      Return of capital
            Series I                                              --        (14,380,851)
                                                       -------------      -------------
      Total distributions                                (16,347,890)       (50,175,465)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares            161,618,544        240,114,904
            Reinvestment of distributions                 16,339,443         50,175,465
            Cost of shares redeemed                       (4,038,748)        (7,339,867)
                                                       -------------      -------------
      Total Series I transactions                        173,919,239        282,950,502
      Series II
            Net proceeds from sales of shares             17,439,235                 --
            Reinvestment of distributions                      8,447                 --
            Cost of shares redeemed                          (69,178)                --
                                                       -------------      -------------
      Total Series II transactions                        17,378,504                 --
Net increase in net assets from capital
      share transactions                                 191,297,743        282,950,502
                                                       -------------      -------------
Increase (decrease) in net assets                        104,638,780        181,442,164
Net assets at beginning of period                        726,547,951        545,105,787
                                                       -------------      -------------
Net assets at end of period                            $ 831,186,731      $ 726,547,951
                                                       =============      =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                    14,633,534         20,628,397
           Reinvestment of distributions                   1,492,187          4,471,967
           Shares redeemed                                  (393,040)          (631,982)
                                                       -------------      -------------
      Net increase                                        15,732,681         24,468,382
                                                       =============      =============
      Series II
           Shares sold                                     1,650,118                 --
           Reinvestment of distributions                         771                 --
           Shares redeemed                                    (6,335)                --
                                                       -------------      -------------
      Net increase                                         1,644,554                 --
                                                       =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      LIFESTYLE                           LIFESTYLE
                                                                     BALANCED 640                        MODERATE 460
                                                                        TRUST                                TRUST
                                                          -----------------------------          ------------------------------
                                                           SIX MONTHS                            SIX MONTHS
                                                             ENDED              YEAR                ENDED              YEAR
                                                           6/30/2002            ENDED             6/30/2002            ENDED
                                                          (UNAUDITED)         12/31/2001         (UNAUDITED)         12/31/2001
                                                          -----------         ----------         -----------         ----------
Increase in net assets:
Operations:
Net investment income                                    $ 20,839,688       $ 15,265,726       $  9,339,978        $  6,639,314
Capital gain distributions received                         5,529,447         16,505,833            340,768           4,263,539
Net realized (loss) on:
      Investment transactions                             (22,959,186)       (45,707,299)        (2,864,541)        (12,153,521)
Change in unrealized depreciation on:
      Investments                                         (54,323,088)       (11,169,287)       (14,124,381)           (298,450)
                                                         ------------       ------------       ------------        ------------
Net increase (decrease) in net assets resulting
  from operations                                         (50,913,139)       (25,105,027)        (7,308,176)         (1,549,118)
Distribution to shareholders from:
      Net investment income
            Series I                                      (21,120,481)       (15,729,235)        (9,426,900)         (6,793,664)
            Series II                                         (35,613)                --            (19,999)                 --
      Net realized short term gains on investments,
        futures, and foreign currency transactions
            Series I                                               --         (9,162,438)                --                  --
            Series II                                              --                 --                 --                  --
      Net realized long term gains on investments,
        futures, and foreign currency transactions
            Series I                                       (1,155,339)        (4,902,994)                --                  --
            Series II                                          (1,948)                --                 --                  --
      Capital gain distributions received from
        mutual funds
            Series I                                       (5,520,138)       (16,505,833)          (340,063)         (1,509,219)
            Series II                                          (9,309)                --               (705)                 --
      Return of capital
            Series I                                               --                 --                 --          (2,754,320)
                                                         ------------       ------------       ------------        ------------
      Total distributions                                 (27,842,828)       (46,300,500)        (9,787,667)        (11,057,203)
Capital Shares Transactions@:
      Series I
            Net proceeds from sales of shares             185,073,047        237,964,380         77,511,395          71,796,900
            Reinvestment of distributions                  27,795,958         46,300,500          9,767,087          11,057,203
            Cost of shares redeemed                        (6,541,186)       (13,362,268)        (2,445,930)         (6,786,499)
                                                         ------------       ------------       ------------        ------------
      Total Series I transactions                         206,327,819        270,902,612         84,832,552          76,067,604
      Series II
            Net proceeds from sales of shares              18,379,248                 --          9,651,794                  --
            Reinvestment of distributions                      46,870                 --             20,580                  --
            Cost of shares redeemed                            (2,174)                --             (2,998)                 --
                                                         ------------       ------------       ------------        ------------
      Total Series II transactions                         18,423,944                 --          9,669,376                  --
Net increase in net assets from capital
      share transactions                                  224,751,763        270,902,612         94,501,928          76,067,604
                                                         ------------       ------------       ------------        ------------
Increase in net assets                                    145,995,796        199,497,085         77,406,085          63,461,283
Net assets at beginning of period                         745,215,290        545,718,205        245,499,240         182,037,957
                                                         ------------       ------------       ------------        ------------
Net assets at end of period                              $891,211,086       $745,215,290       $322,905,325        $245,499,240
                                                         ============       ============       ============        ============
@Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                     15,966,382         19,792,814          6,503,999           5,900,822
           Reinvestment of distributions                    2,431,842          3,961,646            828,978             928,346
           Shares redeemed                                   (566,586)        (1,079,913)          (209,085)           (553,064)
                                                         ------------       ------------       ------------        ------------
      Net increase                                         17,831,638         22,674,547          7,123,892           6,276,104
                                                         ============       ============       ============        ============
      Series II
           Shares sold                                      1,649,928                 --            830,305                  --
           Reinvestment of distributions                        4,101                 --              1,748                  --
           Shares redeemed                                       (188)                --               (251)                 --
                                                         ------------       ------------       ------------        ------------
      Net increase                                          1,653,841                 --            831,802                  --
                                                         ============       ============       ============        ============




                                                                  LIFESTYLE
                                                               CONSERVATIVE 280
                                                                    TRUST
                                                      ------------------------------
                                                       SIX MONTHS
                                                         ENDED               YEAR
                                                       6/30/2002             ENDED
                                                       UNAUDITED)          12/31/2001
                                                       ----------          ----------
Increase in net assets:
Operations:
Net investment income                                $  5,524,437       $  5,112,451
Capital gain distributions received                       819,591            358,572
Net realized (loss) on:
      Investment transactions                            (498,139)        (1,955,403)
Change in unrealized depreciation on:
      Investments                                      (5,301,653)           993,833
                                                      -----------        -----------
Net increase (decrease) in net assets resulting
  from operations                                         544,236          4,509,453
Distribution to shareholders from:
      Net investment income
            Series I                                   (5,583,874)        (5,212,913)
            Series II                                     (13,776)                --
      Net realized short term gains on investments
        futures, and foreign currency transactions
            Series I                                      (44,490)          (516,724)
            Series II                                        (103)                --
      Net realized long term gains on investments
        futures, and foreign currency transactions
            Series I                                           --                 --
            Series II                                          --                 --
      Capital gain distributions received from
        mutual funds
            Series I                                     (817,701)          (358,572)
            Series II                                      (1,890)                --
      Return of capital
            Series I                                           --                 --
                                                      -----------        -----------
      Total distributions                              (6,461,834)        (6,088,209)
Capital Shares Transactions@:
      Series I
            Net proceeds from sales of shares          54,686,770         76,072,314
            Reinvestment of distributions               6,446,285          6,088,209
            Cost of shares redeemed                    (5,165,692)       (12,168,165)
                                                     ------------       ------------

      Total Series I transactions                      55,967,363         69,992,358

      Series II
            Net proceeds from sales of shares           8,021,215                 --
            Reinvestment of distributions                  15,549                 --
            Cost of shares redeemed                       (48,901)                --
                                                     ------------       ------------
      Total Series II transactions                      7,987,863                 --
Net increase in net assets from capital
      share transactions                               63,955,226         69,992,358
                                                     ------------       ------------
Increase in net assets                                 58,037,628         68,413,602
Net assets at beginning of period                     174,040,760        105,627,158
                                                     ------------       ------------
Net assets at end of period                          $232,078,388       $174,040,760
                                                     ============       ============
@Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                  4,285,891          5,897,659
           Reinvestment of distributions                  509,743            481,349
           Shares redeemed                               (401,505)          (945,450)
                                                     ------------       ------------
      Net increase                                      4,394,129          5,433,558
                                                     ============       ============
      Series II
           Shares sold                                    634,232                 --
           Reinvestment of distributions                    1,230                 --
           Shares redeemed                                 (3,890)                --
                                                     ------------       ------------
      Net increase                                        631,572                 --
                                                     ============       ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               INTERNET TECHNOLOGIES TRUST
                                                              -------------------------------------------------------------
                                                                              SERIES I                            SERIES II
                                                              --------------------------------------------        ---------
                                                              SIX MONTHS                                          1/28/2002*
                                                                 ENDED         YEAR ENDED       5/1/2000*             TO
                                                              6/30/2002@      DECEMBER 31,         TO             6/30/2002@
                                                              (UNAUDITED)         2001@        12/31/2000@       (UNAUDITED)
                                                              -----------     -----------      -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  3.79           $  7.03         $ 12.50           $  3.77
Income from investment operations:
       Net investment loss                                      (0.02)            (0.03)          (0.05)            (0.01)
       Net realized and unrealized loss on investments
          and foreign currency transactions                     (1.38)            (3.21)          (5.42)            (1.37)
                                                              -------           -------         -------           -------
       Total from investment operations                         (1.40)            (3.24)          (5.47)            (1.38)
                                                              -------           -------         -------           -------
NET ASSET VALUE, END OF PERIOD                                $  2.39           $  3.79         $  7.03           $  2.39
                                                              =======           =======         =======           =======
        TOTAL RETURN                                           (36.94%)+         (46.09%)        (43.76%)+         (36.60%)+
Net assets, end of period (000's)                             $26,251           $41,198         $53,314           $   130
Ratio of expenses to average net assets                          1.28% (A)         1.26%           1.28% (A)         1.48% (A)
Ratio of net investment loss to average net assets              (1.19%)(A)        (0.55%)         (0.63%)(A)        (1.38%)(A)
Portfolio turnover rate                                            40% (A)           70%             29% (A)           40% (A)

                                                                       PACIFIC RIM EMERGING MARKETS TRUST
                                         --------------------------------------------------------------------------------------
                                                                         SERIES I                                     SERIES II
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS                                                                  1/28/2002*
                                             ENDED                      YEARS ENDED DECEMBER 31,                          TO
                                          6/30/2002@      --------------------------------------------------------     6/30/2002@
                                          (UNAUDITED)      2001@       2000@        1999        1998         1997     (UNAUDITED)
                                          -----------     -------    -------      -------     -------      ------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $  6.65       $  8.20    $ 10.88      $  6.83     $  7.16      $ 10.90      $ 6.63
Income from investment operations:
   Net investment income                       0.02          0.02       0.06         0.09        0.08         0.05        0.02
   Net realized and unrealized gain
   (loss) on investments and
      foreign currency transactions            0.39         (1.54)     (2.70)        4.17       (0.41)       (3.77)       0.41
                                          ---------       -------    -------      -------     -------      -------      ------
   Total from investment operations            0.41         (1.52)     (2.64)        4.26       (0.33)       (3.72)       0.43
                                          ---------       -------    -------      -------     -------      -------      ------
Less distributions:
   Dividends from net investment income       (0.01)        (0.03)     (0.04)       (0.21)          -            -       (0.01)
   Distributions from capital gains               -             -          -            -           -        (0.02)          -
                                          ---------       -------    -------      -------     -------      -------      ------
   Total distributions                        (0.01)        (0.03)     (0.04)       (0.21)          -        (0.02)      (0.01)
                                          ---------       -------    -------      -------     -------      -------      ------
NET ASSET VALUE, END OF PERIOD            $    7.05       $  6.65    $  8.20      $ 10.88     $  6.83      $  7.16      $ 7.05
                                          =========       =======    =======      =======     =======      =======      ======
        Total return                           6.13%+      (18.57%)   (24.37%)      62.87%      (4.61%)     (34.12%)      6.45% +
Net assets, end of period (000's)           $67,355       $55,981    $83,370      $94,753     $27,995      $23,850      $  677
Ratio of expenses to average net assets        1.18%(A)      1.23%      1.03%        1.11%       1.21%        1.42%       1.38%(A)
Ratio of net investment income to
     average net assets                        0.48%(A)      0.32%      0.61%        0.90%       1.21%        0.65%       0.71%(A)
Portfolio turnover rate                          25%(A)        76%        55%          42%         62%          63%         25%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         TELECOMMUNICATIONS TRUST
                                                           -----------------------------------------------
                                                                       SERIES I                  SERIES II
                                                           ------------------------------        ---------
                                                            SIX MONTHS                           1/28/2002*
                                                              ENDED           4/30/2001*            TO
                                                            6/30/2002@            TO             6/30/2002@
                                                           (UNAUDITED)        12/31/2001@       (UNAUDITED)
                                                           -----------        -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.93            $ 12.50           $  7.47
Income from investment operations:
       Net investment loss                                    (0.01)             (0.01)            (0.01)
       Net realized and unrealized loss
        on investments and foreign
        currency transactions                                 (3.48)             (4.56)            (3.03)
                                                            -------            -------           -------
       Total from investment operations                       (3.49)             (4.57)            (3.04)
                                                            -------            -------           -------
NET ASSET VALUE, END OF PERIOD                              $  4.44            $  7.93           $  4.43
                                                            =======            =======           =======
       Total return                                          (44.01%)+          (36.56%)+         (40.70%)+
Net assets, end of period (000's)                           $10,739            $16,918              $235
Ratio of expenses to average net assets                        1.49% (A)          1.44% (A)         1.69% (A)
Ratio of net investment loss to average net assets            (0.19%)(A)         (0.19%)(A)        (0.34%)(A)
Portfolio turnover rate                                         142% (A)            80% (A)          142% (A)

                                                                      SCIENCE & TECHNOLOGY TRUST
                                                                      --------------------------
                                                                    SERIES I                                             SERIES II
                                                                    --------                                             ---------
                                     SIX MONTHS                                                                          1/28/2002*
                                       ENDED                  YEARS ENDED DECEMBER 31,                   01/01/1997*        TO
                                     6/30/2002@                                                              TO          6/30/2002@
                                    (UNAUDITED)        2001@          2000@         1999         1998     12/31/1997    (UNAUDITED)
                                    -----------        -----          -----         ----         ----     ----------    -----------
NET ASSET VALUE, BEGINNING
     OF PERIOD                      $  12.83       $  23.24    $     36.17     $    19.52     $  13.62     $ 12.50      $ 12.61
Income from investment
     operations:
   Net investment loss                 (0.05)         (0.13)         (0.24)         (0.06)       (0.09)      (0.04)           -#
   Net realized and
      unrealized gain (loss)
      on investments  and foreign
      currency transactions            (4.20)         (9.36)        (11.77)         19.43         5.99        1.38        (4.03)
                                    --------       --------     ----------     ----------     --------     -------      -------
   Total from investment
     operations                        (4.25)         (9.49)        (12.01)         19.37         5.90        1.34        (4.03)
                                    --------       --------     ----------     ----------     --------     -------      -------
Less distributions:
   Distributions from
     capital gains                         -          (0.92)         (0.92)         (2.72)           -       (0.22)           -
                                    --------       --------     ----------     ----------     --------     -------      -------
   Total distributions                     -          (0.92)         (0.92)         (2.72)           -       (0.22)           -
                                    --------       --------     ----------     ----------     --------     -------      -------
NET ASSET VALUE, END OF PERIOD      $   8.58       $  12.83     $    23.24     $    36.17     $  19.52     $ 13.62      $  8.58
                                    ========       ========     ==========     ==========     ========     =======      =======
       TOTAL RETURN (B)               (33.13%)+      (41.25%)       (34.06%)        99.49%       43.32%      10.71%      (31.96%)+
Net assets, end of period (000's)   $448,898       $729,587     $1,262,181     $1,144,454     $179,285     $67,348      $ 1,430
Ratio of expenses to
     average net assets                 1.16%(A)       1.16%          1.15%          1.16%        1.21%       1.26%        1.36% (A)
Ratio of expenses to
     average net assets
     after expense reductions           1.14%(A)       1.15%          1.14%          1.16%        1.21%       1.26%        1.34% (A)
Ratio of net investment loss to
     average net assets               (0.86%)(A)      (0.80%)        (0.73%)        (0.40%)      (0.73%)     (0.54%)      (1.09%)(A)
Portfolio turnover rate                   66%(A)        144%           133%           113%         105%        121%          66% (A)


@    Net investment income has been calculated using the average shares method.

*    Commencement of operations # Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended December 31, 2001 and 2000 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                 INTERNATIONAL SMALL CAP TRUST
                                       -------------------------------------------------------------------------------------------
                                                                             SERIES I                                  SERIES II
                                       ----------------------------------------------------------------------------  ----------
                                       SIX MONTHS                                                                    1/28/2002*
                                         ENDED                            YEARS ENDED DECEMBER 31,                      TO
                                        6/30/2002@     ------------------------------------------------------------  6/30/2002@
                                       (UNAUDITED)       2001@        2000@         1999        1998        1997     (UNAUDITED)
                                       ---------       ---------    ---------    ---------    ---------   ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD   $   11.30      $   16.40    $   28.16    $   15.28    $   13.70   $   13.60   $   11.35

Income from investment operations:

   Net investment income (loss)            (0.02)           --#        (0.15)       (0.07)        0.07        0.08       (0.02)

   Net realized and unrealized gain
    (loss) on investments and foreign
      currency transactions                 0.30          (5.10)       (6.33)       13.00         1.56        0.03        0.25
                                       ---------      ---------    ---------    ---------    ---------   ---------   ---------
   Total from investment operations         0.28          (5.10)       (6.48)       12.93         1.63        0.11        0.23
                                       ---------      ---------    ---------    ---------    ---------   ---------   ---------
Less distributions:

   Dividends from net investment
    income                                    --             --           --        (0.05)       (0.05)      (0.01)         --

   Distributions from capital gains           --             --        (5.28)          --           --          --          --
                                       ---------      ---------    ---------    ---------    ---------   ---------   ---------
   Total distributions                        --             --        (5.28)       (0.05)       (0.05)      (0.01)         --
                                       ---------      ---------    ---------    ---------    ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $   11.58      $   11.30    $   16.40    $   28.16    $   15.28   $   13.70   $   11.58
                                       =========      =========    =========    =========    =========   =========   =========
       TOTAL RETURN                         2.48%+       (31.10%)     (29.16%)      84.92%       11.86%       0.79%       2.03%+

Net assets, end of period (000's)      $ 146,169      $ 146,451    $ 257,406    $ 239,961    $ 147,898   $ 128,576   $   1,923

Ratio of expenses to average
  net assets                                1.66%(A)       1.60%        1.54%        1.37%        1.25%       1.31%       1.86%(A)

Ratio of net investment income (loss)      (0.34%)(A)     (0.01%)      (0.67%)      (0.41%)       0.44%       0.63%      (0.52%)(A)
  to average net assets

Portfolio turnover rate                      513%(A)        721%         529%         309%          45%         74%        513%(A)


                                                                                  HEALTH SCIENCES TRUST
                                                                    ---------------------------------------------
                                                                            SERIES I                  SERIES II
                                                                    -----------------------------    ---------
                                                                    SIX MONTHS                       1/28/2002*
                                                                      ENDED            4/30/2001*        TO
                                                                    6/30/2002@            TO         6/30/2002@
                                                                    (UNAUDITED)       12/31/2001@    (UNAUDITED)
                                                                    ---------         -----------    ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $   13.54         $   12.50      $   12.90

Income from investment operations:

       Net investment loss                                              (0.04)            (0.07)         (0.05)

       Net realized and unrealized gain (loss) on
        investments and foreign currency transactions                   (2.84)             1.11          (2.20)
                                                                    ---------         ---------      ---------
       Total from investment operations                                 (2.88)             1.04          (2.25)
                                                                    ---------         ---------      ---------
Less distributions:

       Distributions from capital gains                                 (0.03)               --          (0.03)
                                                                    ---------         ---------      ---------
       Total distributions                                              (0.03)               --          (0.03)
                                                                    ---------         ---------      ---------
NET ASSET VALUE, END OF PERIOD                                      $   10.63         $   13.54      $   10.62
                                                                    =========         =========      =========
       TOTAL RETURN (B)                                                (21.32%)+           8.32%+       (17.49%)+

Net assets, end of period (000's)                                   $  68,858         $  51,568      $   3,059

Ratio of expenses to average net assets                                  1.23%(A)          1.45%(A)       1.43%(A)

Ratio of expenses to average net assets after expense reductions         1.21%(A)          1.44%(A)       1.41%(A)

Ratio of net investment loss to average net assets                      (0.71%)(A)        (0.76%)(A)     (1.09%)(A)

Portfolio turnover rate                                                    81%(A)            81%(A)         81%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the six months ended June 30, 2002 and the period ended December 31, 2001 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               AGGRESSIVE GROWTH TRUST
                                           ---------------------------------------------------------------------------------------
                                                                                     SERIES I                            SERIES II
                                           ---------------------------------------------------------------------------  ----------
                                          SIX MONTHS                                                                    1/28/2002*
                                            ENDED                       YEARS ENDED DECEMBER 31,          01/01/1997 *     TO
                                          6/30/2002@      -----------------------------------------------     TO        6/30/2002@
                                          (UNAUDITED)        2001@       2000@        1999         1998    12/31/97     (UNAUDITED)
                                          -----------      ---------   ---------    ---------   ---------  ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.22      $   17.86   $   17.34    $   13.04   $   12.50   $   12.50     $ 12.90

Income from investment operations:

       Net investment loss                    (0.04)         (0.11)      (0.12)       (0.06)      (0.07)      (0.03)      (0.04)

       Net realized and unrealized gain
         (loss) on investments
          and foreign currency
           transactions                       (1.61)         (4.53)       0.64         4.36        0.61        0.03       (1.29)
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
       Total from investment operations       (1.65)         (4.64)       0.52         4.30        0.54          --       (1.33)
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD            $   11.57      $   13.22   $   17.86    $   17.34   $   13.04   $   12.50   $   11.57
                                          =========      =========   =========    =========   =========   =========   =========
       TOTAL RETURN                          (12.48%)+      (25.98%)      3.00%       32.98%       4.32%       0.00%     (10.31%)+

Net assets, end of period (000's)         $ 266,429      $ 309,746   $ 416,643    $ 135,503   $ 143,010   $  93,335   $   4,017

Ratio of expenses to average net assets        1.08%(A)       1.07%       1.07%        1.15%       1.14%       1.18%       1.28%(A)

Ratio of net investment loss to
  average net assets                          (0.67%)(A)     (0.73%)     (0.61%)      (0.59%)     (0.64%)     (0.46%)     (0.86%)(A)

Portfolio turnover rate                         138%(A)         96%         70%         161%        189%         63%        138%(A)


                                                                             EMERGING SMALL COMPANY TRUST
                                         -----------------------------------------------------------------------------------------
                                                                                    SERIES I                            SERIES II
                                         ----------------------------------------------------------------------------  -----------
                                         SIX MONTHS                                                                    1/28/2002*
                                           ENDED                   YEARS ENDED DECEMBER 31,              01/01/1997 *     TO
                                         6/30/2002@      ---------------------------------------------       TO        6/30/2002@
                                         (UNAUDITED)       2001@       2000@        1999        1998      12/31/97     (UNAUDITED)
                                         ---------       ---------   ---------    ---------  ---------   ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD     $   26.06       $   35.02   $   40.74    $   23.82  $   24.13   $   20.60     $  25.13

Income from investment operations:

       Net investment loss                   (0.08)          (0.08)      (0.02)       (0.09)     (0.12)      (0.02)       (0.08)

       Net realized and unrealized gain
         (loss) on investments
          and foreign currency
          transactions                       (4.46)          (7.75)      (1.33)       17.35       0.17        3.55        (3.54)
                                         ---------       ---------   ---------    ---------  ---------   ---------    ---------
       Total from investment operations      (4.54)          (7.83)      (1.35)       17.26       0.05        3.53        (3.62)
                                         ---------       ---------   ---------    ---------  ---------   ---------    ---------
Less distributions:

       Distributions from capital gains         --           (1.13)      (4.37)       (0.34)     (0.36)         --           --
                                         ---------       ---------   ---------    ---------  ---------   ---------    ---------
       Total distributions                      --           (1.13)      (4.37)       (0.34)     (0.36)         --           --
                                         ---------       ---------   ---------    ---------  ---------   ---------    ---------
NET ASSET VALUE, END OF PERIOD           $   21.52       $   26.06   $   35.02    $   40.74  $   23.82   $   24.13    $   21.51
                                         =========       =========   =========    =========  =========   =========    =========
       TOTAL RETURN                         (17.42%)+       (22.24%)     (4.30%)      73.53%      0.07%      17.14%   (14.41%) +

Net assets, end of period (000's)        $ 376,294       $ 447,673   $ 573,471    $ 453,152  $ 300,637   $ 275,774    $   3,985

Ratio of expenses to average net assets       1.11%(A)        1.12%       1.10%        1.12%      1.10%       1.11%        1.31%(A)

Ratio of net investment loss to
  average net assets                         (0.65%)(A)      (0.30%)     (0.04%)      (0.35%)    (0.54%)     (0.13%)      (0.86%)(A)

Portfolio turnover rate                         37%(A)          48%         23%         136%        77%        120%          37%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  SMALL COMPANY BLEND TRUST
                                               ---------------------------------------------------------------------------
                                                                      SERIES I                                 SERIES II
                                               ---------------------------------------------------------       -----------
                                               SIX MONTHS                                                       1/28/2002*
                                                  ENDED           YEARS ENDED DECEMBER 31,    05/01/1999*            TO
                                               6/30/2002@         ------------------------       TO            6/30/2002@
                                               (UNAUDITED)          2001@         2000@       12/31/1999       (UNAUDITED)
                                               ---------         ---------      ---------      ---------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.98         $   11.31      $   15.76      $   12.50         $   10.69

Income from investment operations:

       Net investment income (loss)                (0.01)             0.03             --#          (0.01)           (0.01)

       Net realized and unrealized
        gain (loss) on investments and
        foreign currency transactions              (0.93)            (0.30)         (3.11)          3.58             (0.65)
                                               ---------         ---------      ---------      ---------         ---------
       Total from investment operations            (0.94)            (0.27)         (3.11)          3.57             (0.66)
                                               ---------         ---------      ---------      ---------         ---------
Less distributions:

       Dividends from net investment income        (0.02)               --             --             --             (0.02)

       Distributions from capital gains               --             (0.06)         (1.34)         (0.31)               --
                                               ---------         ---------      ---------      ---------         ---------
       Total distributions                         (0.02)            (0.06)         (1.34)         (0.31)            (0.02)
                                               ---------         ---------      ---------      ---------         ---------
NET ASSET VALUE, END OF PERIOD                 $   10.02         $   10.98      $   11.31      $   15.76         $   10.01
                                               =========         =========      =========      =========         =========
       TOTAL RETURN                                (8.59%)+          (2.31%)       (19.74%)        28.56%+           (6.20%)+

Net assets, end of period (000's)              $ 180,536         $ 161,250      $  95,123      $  53,514         $   4,077

Ratio of expenses to average net assets             1.13%(A)          1.17%          1.19%           1.3%(A)          1.33%(A)

Ratio of net investment income
 (loss) to average net assets                      (0.22%)(A)         0.29%         (0.01%)        (0.12%)(A)        (0.14%)(A)

Portfolio turnover rate                               26%(A)            39%            49%            28%(A)            26%(A)


                                                                           DYNAMIC GROWTH TRUST
                                                        ------------------------------------------------------------
                                                                            SERIES I                       SERIES II
                                                        --------------------------------------------       ---------
                                                        SIX MONTHS                                         1/28/2002*
                                                           ENDED           YEAR ENDED     5/1/2000*             TO
                                                        6/30/2002@        DECEMBER 31,        TO            6/30/2002@
                                                        (UNAUDITED)           2001@      12/31/2000@       (UNAUDITED)
                                                        -----------       ------------   -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    4.76         $    7.98      $   12.50         $    4.40

Income from investment operations:

       Net investment income (loss)                         (0.01)            (0.02)          0.02             (0.01)

       Net realized and unrealized loss on
       investments and foreign currency transactions        (0.90)            (3.19)         (4.54)            (0.55)
                                                        ---------         ---------      ---------         ---------
       Total from investment operations                     (0.91)            (3.21)         (4.52)            (0.56)
                                                        ---------         ---------      ---------         ---------
Less distributions:

       Dividends from net investment income                    --             (0.01)            --                --
                                                        ---------         ---------      ---------         ---------
       Total distributions                                     --             (0.01)            --                --
                                                        ---------         ---------      ---------         ---------
NET ASSET VALUE, END OF PERIOD                          $    3.85         $    4.76      $    7.98         $    3.84
                                                        =========         =========      =========         =========
        TOTAL RETURN                                       (19.12%)+         (40.24%)       (36.16%)+         (12.73%)+

Net assets, end of period (000's)                       $ 114,701         $ 132,709      $ 135,758         $   1,512

Ratio of expenses to average net assets                      1.09%(A)          1.08%          1.07%(A)          1.29%(A)

Ratio of net investment income                              (0.52%)(A)        (0.43%)         0.35%(A)         (0.76%)(A)
(loss) to average net assets

Portfolio turnover rate                                        83%(A)           180%            80%(A)            83%(A)

@ Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    MID CAP GROWTH TRUST
                                                      ---------------------------------------------
                                                               SERIES I                   SERIES II
                                                      ------------------------------      ---------
                                                       SIX MONTHS                          1/28/2002*
                                                         ENDED           4/30/2001*           TO
                                                       6/30/2002@            TO           6/30/2002@
                                                      (UNAUDITED)       12/31/2001@       (UNAUDITED)
                                                      ---------         ---------         ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $   10.47         $   12.50         $   10.35

Income from investment operations:

       Net investment loss                                (0.04)            (0.05)            (0.03)

       Net realized and unrealized
        loss on investments and foreign
        currency transactions                             (2.38)            (1.98)            (2.27)
                                                      ---------         ---------         ---------
       Total from investment operations                   (2.42)            (2.03)            (2.30)
                                                      ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD                        $    8.05         $   10.47         $    8.05
                                                      =========         =========         =========
       TOTAL RETURN                                      (23.11%)+         (16.24%)+         (22.22%)+

Net assets, end of period (000's)                     $  37,613         $  31,370         $   1,636

Ratio of expenses to average net assets                    1.24%(A)          1.39%(A)          1.44%(A)

Ratio of net investment loss to average net assets        (0.83%)(A)        (0.67%)(A)        (0.97%)(A)

Portfolio turnover rate                                      70%(A)            39%(A)            70%(A)

                                                               MID CAP OPPORTUNITIES TRUST
                                                      ---------------------------------------------
                                                                SERIES I                  SERIES II
                                                      ---------------------------         ---------
                                                       SIX MONTHS                        1/28/2002*
                                                         ENDED         4/30/2001*            TO
                                                       6/30/2002@          TO            6/30/2002@
                                                       (UNAUDITED)     12/31/2001@       (UNAUDITED)
                                                      ---------         ---------         ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $   10.59         $   12.50         $   10.27

Income from investment operations:

       Net investment loss                                (0.04)            (0.06)            (0.04)

       Net realized and unrealized
        loss on investments and foreign
        currency transactions                             (1.98)            (1.85)            (1.67)
                                                      ---------         ---------         ---------
       Total from investment operations                   (2.02)            (1.91)            (1.71)
                                                      ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD                        $    8.57         $   10.59         $    8.56
                                                      =========         =========         =========
       TOTAL RETURN                                      (19.07%)+         (15.28)%+         (16.65%)+

Net assets, end of period (000's)                     $  35,173         $  29,556         $   1,442

Ratio of expenses to average net assets                    1.35%(A)          1.44%(A)          1.55%(A)

Ratio of net investment loss to average net assets        (0.86%)(A)        (0.83%)(A)        (1.03%)(A)

Portfolio turnover rate                                      88%(A)           117%(A)            88%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               MID CAP STOCK TRUST
                                                      ---------------------------------------------------------------------------
                                                                               SERIES I                               SERIES II
                                                      ---------------------------------------------------------       ---------
                                                      SIX MONTHS                                                      1/28/2002*
                                                         ENDED            YEARS ENDED DECEMBER 31,   05/01/1999*          TO
                                                      6/30/2002@        -------------------------       TO             6/30/2002@
                                                      (UNAUDITED)         2001@          2000@       12/31/1999        (UNAUDITED)
                                                      ---------         ---------      ---------     ----------       -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $   10.77         $   12.10      $   12.60      $   12.50       $   10.64

Income from investment operations:

       Net investment loss                                (0.03)            (0.04)         (0.01)         (0.01)          (0.03)

       Net realized and unrealized gain
        (loss) on investments and foreign
        currency transactions                             (1.42)            (1.29)         (0.49)          0.11           (1.30)
                                                      ---------         ---------      ---------      ---------       ---------
       Total from investment operations                   (1.45)            (1.33)         (0.50)          0.10           (1.33)
                                                      ---------         ---------      ---------      ---------       ---------
NET ASSET VALUE, END OF PERIOD                        $    9.32         $   10.77      $   12.10      $   12.60       $    9.31
                                                      =========         =========      =========      =========       =========
       TOTAL RETURN                                      (13.46%)+         (10.99%)        (3.97%)         0.80%+     (12.50%) +

Net assets, end of period (000's)                     $ 159,820         $ 153,732      $ 122,350      $  99,504       $   3,743

Ratio of expenses to average net assets                    1.00%(A)          1.00%          1.00%          1.03%(A)        1.20%(A)

Ratio of net investment loss to average net assets        (0.51%)(A)        (0.36%)        (0.11%)        (0.15%)(A)      (0.72%)(A)

Portfolio turnover rate                                      92%(A)           170%           300%            36%(A)          92%(A)


                                                                               ALL CAP GROWTH TRUST
                                          ---------------------------------------------------------------------------------------
                                                                                SERIES I                              SERIES II
                                          -------------------------------------------------------------------------   ----------
                                          SIX MONTHS                                                                  1/28/2002*
                                             ENDED                         YEARS ENDED DECEMBER 31,                      TO
                                          6/30/2002@     ----------------------------------------------------------   6/30/2002@
                                          (UNAUDITED)     2001@        2000@        1999         1998        1997     (UNAUDITED)
                                          ---------      ---------   ---------    ---------    ---------  ---------   -----------
NET  ASSET VALUE, BEGINNING OF PERIOD     $   14.75      $   20.65   $   24.89    $   19.77    $   15.41  $   13.37   $   14.49

Income from investment operations:

       Net investment loss                    (0.03)         (0.06)      (0.09)       (0.08)       (0.04)     (0.04)      (0.03)
       Net realized and unrealized gain
         (loss) on investments
          and foreign  currency
           transactions                       (2.07)         (4.81)      (2.32)        7.87         4.40       2.08       (1.82)
                                          ---------      ---------   ---------    ---------    ---------  ---------   ---------
       Total from investment operations       (2.10)         (4.87)      (2.41)        7.79         4.36       2.04       (1.85)
                                          ---------      ---------   ---------    ---------    ---------  ---------   ---------
Less distributions:
       Distributions from capital gains          --          (1.03)      (1.83)       (2.67)          --         --          --
                                          ---------      ---------   ---------    ---------    ---------  ---------   ---------
       Total distributions                       --          (1.03)      (1.83)       (2.67)          --         --          --
                                          ---------      ---------   ---------    ---------    ---------  ---------   ---------
NET ASSET VALUE, END OF PERIOD            $   12.65      $   14.75   $   20.65    $   24.89    $   19.77  $   15.41   $   12.64
                                          =========      =========   =========    =========    =========  =========   =========
       TOTAL RETURN                          (14.24%)+      (23.77%)    (10.79%)      44.69%       28.29%     15.26%     (12.77%)+

Net assets, end of period (000's)         $ 502,003      $ 637,879   $ 873,214    $ 662,674    $ 395,109  $ 268,377   $   2,452

Ratio of expenses to average net assets        1.01%(A)       1.01%       1.00%        1.03%        1.04%      1.05%       1.21%(A)

Ratio of net investment loss to
  average net assets                          (0.47%)(A)     (0.39%)     (0.37%)      (0.46%)      (0.27%)    (0.33%)     (0.52%)(A)

Portfolio turnover rate                          81%(A)         69%        103%         193%         150%       151%         81%(A)


@ Net investment income has been calculated the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   FINANCIAL SERVICES TRUST
                                                        ---------------------------------------------
                                                                     SERIES I                SERIES II
                                                        ----------------------------        ---------
                                                         SIX MONTHS                         1/28/2002*
                                                           ENDED         4/30/2001*             TO
                                                         6/30/2002@         TO              6/30/2002@
                                                        (UNAUDITED)      12/31/2001@        (UNAUDITED)
                                                        ---------        -----------        -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $   11.63         $   12.50         $   11.48

Income from investment operations:

       Net investment income                                 0.01              0.01              0.03
       Net realized and unrealized
        loss on investments and foreign
        currency transactions                               (1.09)            (0.88)            (0.97)
                                                        ---------         ---------         ---------
       Total from investment operations                     (1.08)            (0.87)            (0.94)
                                                        ---------         ---------         ---------
Less distributions:

       Dividends from net investment income                    -- #              -- #              -- #
                                                        ---------         ---------         ---------
       Total distributions                                     --                --                --
                                                        ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD                          $   10.55         $   11.63         $   10.54
                                                        =========         =========         =========
       TOTAL RETURN                                         (9.28%)+          (6.93%)+          (8.19%) +

Net assets, end of period (000's)                       $  41,128         $  24,840         $   2,491

Ratio of expenses to average net assets                      1.06%(A)          1.21%(A)          1.26%(A)

Ratio of net investment income to average net assets         0.16%(A)          0.08%(A)          0.77%(A)

Portfolio turnover rate                                        53%(A)            53%(A)            53%(A)

                                                                                       OVERSEAS TRUST
                                          --------------------------------------------------------------------------------------
                                                                                     SERIES I                         SERIES II
                                          -------------------------------------------------------------------------  -----------
                                            SIX MONTHS                                                               1/28/2002*
                                              ENDED                        YEARS ENDED DECEMBER 31,                       TO
                                            6/30/2002@   ----------------------------------------------------------   6/30/2002@
                                           (UNAUDITED)      2001@     2000@         1999         1998       1997      UNAUDITED)
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
                                                                                                                      C>
NET  ASSET VALUE, BEGINNING OF PERIOD     $    8.56      $   11.91   $   15.92    $   11.33   $   11.01   $   11.77   $    8.25

Income from investment operations:

       Net investment income                   0.03           0.07        0.05         0.08        0.06        0.23        0.02

       Net realized and unrealized gain
         (loss) on investments and
         foreign currency transactions        (0.27)         (2.47)      (2.84)        4.51        0.88       (0.26)       0.05
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
       Total from investment operations       (0.24)         (2.40)      (2.79)        4.59        0.94       (0.03)       0.07
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
Less distributions:

       Dividends from net investment
         income                               (0.04)         (0.03)      (0.13)          --       (0.26)      (0.22)      (0.04)
       Distributions from capital gains          --          (0.92)      (1.09)          --       (0.36)      (0.51)         --
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
       Total distributions                    (0.04)         (0.95)      (1.22)          --       (0.62)      (0.73)      (0.04)
                                          ---------      ---------   ---------    ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD            $    8.28      $    8.56   $   11.91    $   15.92   $   11.33   $   11.01   $    8.28
                                          =========      =========   =========    =========   =========   =========   =========
       TOTAL RETURN                           (2.77%)+      (21.10%)    (18.72%)      40.51%       8.04%      (0.08%)   0.88% +

Net assets, end of period (000's)         $ 422,988      $ 428,911   $ 488,582    $ 404,223   $ 218,551   $ 203,776   $   6,831

Ratio of expenses to average net assets        1.09%(A)       1.10%       1.15%        1.21%       1.16%       1.12%       1.29%(A)

Ratio of net investment income to
  average net assets                           0.64%(A)       0.76%       0.40%        0.73%       0.61%       2.08%       0.50%(A)

Portfolio turnover rate                          70%(A)        100%        142%         147%        150%        166%         70%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            INTERNATIONAL STOCK TRUST
                                            ---------------------------------------------------------------------------------------
                                                                              SERIES I                                   SERIES II
                                            -------------------------------------------------------------------------   -----------
                                            SIX MONTHS                                                                  1/28/2002*
                                              ENDED                    YEARS ENDED DECEMBER 31,          01/01/1997 *      TO
                                            6/30/2002@    ---------------------------------------------     TO          6/30/2002@
                                            UNAUDITED)      2001@       2000@       1999        1998      12/31/1997    (UNAUDITED)
                                            ---------     ---------   ---------   ---------   ---------   ----------   ------------
NET  ASSET VALUE, BEGINNING OF PERIOD       $    9.59     $   12.81   $   15.43   $   12.98   $   11.47   $   11.47   $    9.92

Income from investment operations:

       Net investment income                     0.06          0.04        0.01        0.08        0.09        0.04        0.08

       Net realized and unrealized gain
         (loss) on investments
         and foreign currency
         transactions                           (0.43)        (2.75)      (2.56)       3.76        1.62        0.12       (0.79)
                                            ---------     ---------   ---------   ---------   ---------   ---------   ---------
       Total from investment operations         (0.37)        (2.71)      (2.55)       3.84        1.71        0.16       (0.71)
                                            ---------     ---------   ---------   ---------   ---------   ---------   ---------
Less distributions:

       Dividends from net investment
         income                                 (0.04)        (0.02)         --       (0.07)      (0.09)      (0.03)      (0.04)

       Distributions from capital gains            --         (0.49)      (0.07)      (1.32)      (0.11)      (0.13)         --
                                            ---------     ---------   ---------   ---------   ---------   ---------   ---------
       Total Distributions                      (0.04)        (0.51)      (0.07)      (1.39)      (0.20)      (0.16)      (0.04)
                                            ---------     ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $    9.18     $    9.59   $   12.81   $   15.43   $   12.98   $   11.47   $    9.17
                                            =========     =========   =========   =========   =========   =========   =========
       TOTAL RETURN (B)                         (3.89%)+     (21.54%)    (16.57%)     29.71%      14.91%       1.38%      (7.19%)+

Net assets, end of period (000's)           $ 283,639     $ 265,353   $ 298,054   $ 231,729   $ 234,103   $ 145,253   $   6,528

Ratio of expenses to average net assets          1.17%(A)      1.22%       1.24%       1.25%       1.25%       1.38%       1.37%(A)

Ratio of expenses to average net
  assets after expense reductions                1.16%(A)      1.21%       1.23%       1.25%       1.25%       1.38%       1.36%(A)

Ratio of net investment income
  to average net assets                          1.35%(A)      0.42%       0.10%       0.58%       0.82%       0.56%       2.07%(A)

Portfolio turnover rate                            21%(A)        31%         39%         39%         27%         43%         21%(A)

                                                                        INTERNATIONAL VALUE TRUST
                                                    --------------------------------------------------------------------------
                                                                              SERIES I                              SERIES II
                                                    ---------------------------------------------------------      -----------
                                                    SIX MONTHS                                                     1/28/2002*
                                                      ENDED            YEARS ENDED DECEMBER 31,   05/01/1999*          TO
                                                    6/30/2002@        -----------------------        TO             6/30/2002@
                                                    (UNAUDITED)         2001@          2000@      12/31/1999        (UNAUDITED)
                                                    ---------         ---------      ---------    -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD               $   10.54         $   12.06      $   12.98      $   12.50        $   10.31

Income from investment operations:

       Net investment income                             0.14              0.14           0.20           0.08             0.08
       Net realized and unrealized gain
        (loss) on investments and foreign
        currency transactions                           (0.17)            (1.34)         (1.04)          0.40             0.11
                                                    ---------         ---------      ---------      ---------        ---------
       Total from investment operations                 (0.03)            (1.20)         (0.84)          0.48             0.19
                                                    ---------         ---------      ---------      ---------        ---------
Less Distributions

       Dividends from net investment income             (0.07)            (0.12)         (0.05)            --            (0.07)
       Distributions from capital gains                    --             (0.20)         (0.03)            --               --
                                                    ---------         ---------      ---------      ---------        ---------
       Total Distributions                              (0.07)            (0.32)         (0.08)            --            (0.07)
                                                    ---------         ---------      ---------      ---------        ---------
NET ASSET VALUE, END OF PERIOD                      $   10.44         $   10.54      $   12.06      $   12.98        $   10.43
                                                    =========         =========      =========      =========        =========
       TOTAL RETURN                                     (0.26%)+          (9.97%)        (6.46%)         3.84%+           1.87% +
Net assets, end of period (000's)                   $ 273,900         $ 208,230      $ 158,511      $ 100,970        $   8,479

Ratio of expenses to average net assets                  1.11%(A)          1.15%          1.18%          1.23%(A)         1.31%(A)

Ratio of net investment income to average
 net assets                                              2.59%(A)          1.32%          1.63%          1.27%(A)         1.93%(A)

Portfolio turnover rate                                    25%(A)            33%            41%             4%(A)           25%(A)


@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended December 31, 2001 and 2000 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                      CAPITAL APPRECIATION TRUST
                                                      ------------------------------------------------------------
                                                                        SERIES I                         SERIES II
                                                      ------------------------------------------         ---------
                                                      SIX MONTHS                                        1/28/2002*
                                                         ENDED         YEAR ENDED      11/1/2000*           TO
                                                      6/30/2002@       DECEMBER 31,        TO           6/30/2002@
                                                      (UNAUDITED)         2001@       12/31/2000@       (UNAUDITED)
                                                      ---------         ---------      ---------         ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $    8.95         $   10.97      $   12.50         $    8.73


Income from investment operations:

       Net investment loss                                (0.01)            (0.02)            -- #           (0.01)

       Net realized and unrealized
          loss on investments and foreign
          currency transactions                           (1.68)            (2.00)         (1.53)            (1.47)
                                                      ---------         ---------      ---------         ---------
       Total from investment operations                   (1.69)            (2.02)         (1.53)            (1.48)
                                                      ---------         ---------      ---------         ---------
NET ASSET VALUE, END OF PERIOD                        $    7.26         $    8.95      $   10.97         $    7.25
                                                      =========         =========      =========         =========
        TOTAL RETURN (B)                                 (18.88%)+         (18.41%)       (12.24%)+         (16.95%)+

Net assets, end of period (000's)                     $  52,044         $  40,202      $   5,280         $   2,881

Ratio of expenses to average net assets                    1.05%(A)          1.20%          1.60%(A)          1.25%(A)

Ratio of expenses to average net
  assets after expense reductions                          1.05%(A)          1.20%          1.40%(A)          1.25%(A)

Ratio of net investment loss to average net assets        (0.21%)(A)        (0.22%)        (0.21%)(A)        (0.40%)(A)

Portfolio turnover rate                                      81%(A)           102%           143%(A)            81%(A)

                                                                       STRATEGIC OPPORTUNITIES TRUST
                                       ----------------------------------------------------------------------------------------
                                                                            SERIES I                                  SERIES II
                                       ----------------------------------------------------------------------------   ---------
                                       SIX MONTHS                                                                     1/28/2002*
                                          ENDED                         YEARS ENDED DECEMBER 31,                          TO
                                       6/30/2002@     ------------------------------------------------------------    6/30/2002@
                                       (UNAUDITED)        2001@     2000@           1999          1998        1997    (UNAUDITED)
                                       ---------      ---------    ---------    ---------    ---------    ---------   -----------
NET  ASSET VALUE, BEGINNING OF PERIOD  $   12.64      $   17.52    $   21.90    $   19.48    $   21.50    $   22.62   $   11.99

Income from investment operations:

       Net investment income (loss)        (0.03)         (0.02)        0.08         0.07         0.08         0.08       (0.02)

       Net realized and unrealized
        gain (loss) on investments
          and foreign currency
          transactions                     (2.93)         (2.47)       (1.20)        4.75         2.13         3.31       (2.29)
                                       ---------      ---------    ---------    ---------    ---------    ---------   ---------
       Total from investment
         operations                       (2.96)         (2.49)       (1.12)        4.82         2.21         3.39       (2.31)
                                       ---------      ---------    ---------    ---------    ---------    ---------   ---------
Less distributions:

       Dividends from net investment
        income                                --          (0.08)       (0.07)       (0.09)       (0.07)       (0.14)         --

       Distributions from
          capital gains                      --          (2.31)       (3.19)       (2.31)       (4.16)       (4.37)         --
                                       ---------      ---------    ---------    ---------    ---------    ---------   ---------
       Total distributions                    --          (2.39)       (3.26)       (2.40)       (4.23)       (4.51)         --
                                       ---------      ---------    ---------    ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD         $    9.68      $   12.64    $   17.52    $   21.90    $   19.48    $   21.50   $    9.68
                                       =========      =========    =========    =========    =========    =========   =========
       TOTAL RETURN                       (23.42%)+      (15.25%)      (6.37%)      27.75%        9.41%       19.25%     (19.27%)+

Net assets, end of period (000's)      $ 746,876      $1,057,285   $1,425,677   $1,673,228   $1,556,169   $1,521,382  $   1,807

Ratio of expenses to average
  net assets                                0.92%(A)       0.91%        0.90%        0.88%        0.80%        0.80%       1.12%(A)

Ratio of net investment income
 (loss) to average net assets              (0.47%)(A)     (0.12%)       0.41%        0.34%        0.42%        0.35%      (0.41%)(A)

Portfolio turnover rate                      199%(A)        260%         165%         129%          93%         224%        199%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  QUANTITATIVE MID CAP TRUST
                                                                           ------------------------------------------------
                                                                                      SERIES I                  SERIES II
                                                                           -----------------------------         ----------
                                                                            SIX MONTHS                          1/28/2002*
                                                                              ENDED           4/30/2001*            TO
                                                                            6/30/2002@            TO            6/30/2002@
                                                                           (UNAUDITED)       12/31/2001@       (UNAUDITED)
                                                                           ----------         ----------         ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                      $    10.20         $    12.50         $    10.03

Income from investment operations:

       Net investment loss                                                         -- #               -- #            (0.02)

       Net realized and unrealized
        loss on investments and
        foreign currency
        transactions                                                            (1.13)             (2.30)             (0.94)
                                                                           ----------         ----------         ----------
       Total from investment operations                                         (1.13)             (2.30)             (0.96)
                                                                           ----------         ----------         ----------
NET ASSET VALUE, END OF PERIOD                                             $     9.07         $    10.20         $     9.07
                                                                           ==========         ==========         ==========
       TOTAL RETURN                                                        (11.08%) +              (18.4%)+           (9.57%)+

Net assets, end of period (000's)                                          $   93,696         $   99,546         $      377

Ratio of expenses to average net assets                                          0.89%(A)           0.90%(A)           1.09%(A)

Ratio of net investment loss to average net assets                              (0.09%)(A)         (0.07%)(A)         (0.49%)(A)

Portfolio turnover rate                                                           346%(A)            320%(A)            346%(A)



                                                                                  GLOBAL EQUITY TRUST
                                       ---------------------------------------------------------------------------------------------
                                                                                  SERIES I                              SERIES II
                                       -----------------------------------------------------------------------------    -----------
                                       SIX MONTHS                                                                       1/28/2002*
                                         ENDED                          YEARS ENDED DECEMBER 31,                           TO
                                       6/30/2002@     --------------------------------------------------------------    6/30/2002@
                                       (UNAUDITED)       2001@     2000@          1999          1998           1997     (UNAUDITED)
                                       --------       --------    --------      --------      --------      --------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD  $  13.00       $  18.48    $  18.79      $  20.38      $  19.38      $  17.84    $  12.72

Income from investment
 operations:

 Net investment income                     0.05           0.12        0.25          0.23          0.17          0.19        0.08

 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
   transactions                           (1.28)         (2.78)       1.78          0.38          2.27          3.16       (1.03)
                                       --------       --------    --------      --------      --------      --------    --------
 Total from investment
  operations                              (1.23)         (2.66)       2.03          0.61          2.44          3.35       (0.95)
                                       --------       --------    --------      --------      --------      --------    --------
Less distributions:

 Dividends from net
  investment income                       (0.15)         (0.40)      (0.35)        (0.13)        (0.36)        (0.27)      (0.15)

 Distributions from
  capital gains                              --          (2.42)      (1.99)        (2.07)        (1.08)        (1.54)         --
                                       --------       --------    --------      --------      --------      --------    --------
 Total distributions                      (0.15)         (2.82)      (2.34)        (2.20)        (1.44)        (1.81)      (0.15)
                                       --------       --------    --------      --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD         $  11.62       $  13.00    $  18.48      $  18.79      $  20.38      $  19.38    $  11.62
                                       ========       ========    ========      ========      ========      ========    ========
       TOTAL RETURN                    (9.53%) +        (16.09%)     12.19%         3.66%        12.24%        20.80%      (7.54%)+

Net assets, end of period (000's)      $446,309       $528,027    $725,419      $837,728      $928,564      $868,413    $  1,976

Ratio of expenses to
 average net assets                        1.02%(A)       1.01%       1.02%         1.06%         1.01%         1.01%       1.22%(A)

Ratio of net investment
  income to  average
  net assets                               0.83%(A)       0.81%       1.44%         1.14%         0.84%         1.02%       1.60%(A)

Portfolio turnover rate                     100%(A)        156%         43%           43%           32%           33%        100%(A)


@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                           STRATEGIC GROWTH TRUST
                                                                 -----------------------------------------
                                                                          SERIES I              SERIES II
                                                                 ----------------------------  -----------
                                                                  SIX MONTHS                   1/28/2002*
                                                                     ENDED      4/30/2001*         TO
                                                                  6/30/2002@        TO         6/30/2002@
                                                                  (UNAUDITED)   12/31/2001@    (UNAUDITED)
                                                                 -------------  -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                $11.02        $12.50         $10.58
Income from investment operations:
       Net investment loss                                           (0.02)        (0.01)         (0.01)
       Net realized and unrealized loss on investments
         and foreign currency transactions                           (2.54)        (1.47)         (2.11)
                                                                  --------       -------         ------
       Total from investment operations                              (2.56)        (1.48)         (2.12)
                                                                  --------       -------         ------
NET ASSET VALUE, END OF PERIOD                                       $8.46        $11.02          $8.46
                                                                  ========       =======         ======
       TOTAL RETURN                                                 (23.23%)+     (11.84%)+      (20.04%)+
Net assets, end of period (000's)                                 $105,294       $91,393         $3,616
Ratio of expenses to average net assets                               1.01%(A)      1.10%(A)       1.21%(A)
Ratio of net investment loss to average net assets                   (0.31%)(A)    (0.19%)(A)     (0.39%)(A)
Portfolio turnover rate                                                114%(A)       107%(A)        114%(A)

--------------------------------------------------------------------------------

                                                                                    GROWTH TRUST
                                                ------------------------------------------------------------------------------------
                                                                              SERIES I                                   SERIES II
                                                ----------------------------------------------------------------------  ------------
                                                SIX MONTHS                                                               1/28/2002*
                                                   ENDED                        YEARS ENDED DECEMBER 31,                    TO
                                                6/30/2002@   ---------------------------------------------------------  6/30/2002@
                                                (UNAUDITED)      2001@       2000@       1999        1998       1997    (UNAUDITED)
                                                ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $13.95         $17.74      $26.88      $20.50      $17.21     $13.73     $13.64
Income from investment operations:
       Net investment income (loss)                (0.02)         (0.06)      (0.06)      (0.04)       0.06       0.08       0.00
       Net realized and unrealized gain
         (loss) on investments and
         foreign currency transactions             (2.72)         (3.73)      (6.47)       7.46        4.00       3.40      (2.43)
                                                --------       --------    --------    --------    --------   --------   --------
       Total from investment operations            (2.74)         (3.79)      (6.53)       7.42        4.06       3.48      (2.43)
                                                --------       --------    --------    --------    --------   --------   --------
Less distributions:
       Dividends from net investment income           --             --          --       (0.05)      (0.07)        --         --
       Distribution from capital gains                --             --       (2.61)      (0.99)      (0.70)        --         --
                                                --------       --------    --------    --------    --------   --------   --------
       Total distributions                            --             --       (2.61)      (1.04)      (0.77)        --         --
                                                --------       --------    --------    --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD                    $11.21         $13.95      $17.74      $26.88      $20.50     $17.21     $11.21
                                                ========       ========    ========    ========    ========   ========   ========
       TOTAL RETURN                               (19.64%)+      (21.36%)    (27.29%)     37.20%      23.95%     25.35%   (17.82%)+
Net assets, end of period (000's)               $386,211       $494,523    $637,194    $642,948    $299,994   $167,388   $ 2,795
Ratio of expenses to average net assets             0.91%(A)       0.91%       0.90%       0.90%       0.90%      0.95%     1.11%(A)
Ratio of net investment income (loss) to
  average net assets                               (0.33%)(A)     (0.41%)     (0.26%)     (0.18%)      0.42%      0.74%     0.05%(A)
Portfolio turnover rate                               88%(A)        121%        147%        156%        136%       179%       88%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           LARGE CAP GROWTH TRUST
                                            --------------------------------------------------------------------------------------
                                                                            SERIES I                                      SERIES II
                                            ------------------------------------------------------------------------   -----------
                                          SIX MONTHS                                                                   1/28/2002*
                                             ENDED                     YEARS ENDED DECEMBER 31,                           TO
                                          6/30/2002@                                                                   6/30/2002@
                                          (UNAUDITED)      2001@        2000@         1999        1998       1997      (UNAUDITED)
                                          ---------      ---------    ---------    ---------   ---------   ---------   -----------
NET  ASSET VALUE, BEGINNING OF PERIOD     $    9.89      $   12.58    $   17.23    $   15.26   $   14.36   $   13.45   $    9.79

Income from investment operations:

         Net investment income (loss)          0.01           0.03        (0.01)        0.06        0.24        0.29        0.02

         Net realized and unrealized
          gain (loss) on investments
          and  foreign currency
          transactions                        (1.23)         (2.25)       (2.03)        3.52        2.43        2.01       (1.15)
                                          ---------      ---------    ---------    ---------   ---------   ---------   ---------
         Total from investment
          operations                          (1.22)         (2.22)       (2.04)        3.58        2.67        2.30       (1.13)
                                          ---------      ---------    ---------    ---------   ---------   ---------   ---------
Less distributions:

         Dividends from net
          investment income                   (0.03)            --        (0.04)       (0.23)      (0.29)      (0.38)      (0.03)

         Distributions from
           capital gains                        --          (0.47)       (2.57)       (1.38)      (1.48)      (1.01)         --
                                          ---------      ---------    ---------    ---------   ---------   ---------   ---------
         Total distributions                  (0.03)         (0.47)       (2.61)       (1.61)      (1.77)      (1.39)      (0.03)
                                          ---------      ---------    ---------    ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD            $    8.64      $    9.89    $   12.58    $   17.23   $   15.26   $   14.36   $    8.63
                                          =========      =========    =========    =========   =========   =========   =========
         TOTAL RETURN                        (12.39%)+      (17.81%)     (14.24%)      25.28%      19.12%      19.09%     (11.60%)+

Net assets, end of period (000's)         $ 457,837      $ 496,049    $ 541,693    $ 402,585   $ 262,882   $ 243,533   $   5,959

Ratio of expenses to average
  net assets                                     98%(A)       0.95%        0.94%        0.94%       0.88%       0.90%       1.18%(A)

Ratio of net investment income
 (loss) to average net assets                  0.17%(A)       0.30%       (0.01%)       0.45%       1.58%       1.99%       0.42%(A)

Portfolio turnover rate                          92%(A)        123%          92%         164%         64%         91%         92%(A)

                                                                ALL CAP VALUE TRUST
                                                     -------------------------------------------------
                                                                SERIES I                    SERIES II
                                                     -------------------------------      ------------
                                                     SIX MONTHS                             1/28/2002*
                                                        ENDED            4/30/2001*            TO
                                                      6/30/2002@            TO             6/30/2002@
                                                      (UNAUDITED)        12/31/2001@        (UNAUDITED)
                                                     ------------      -------------     ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                $    12.61         $    12.50        $    12.56

Income from investment operations:

         Net investment income (loss)                        -- #               -- #           (0.01)

         Net realized and unrealized gain
          (loss) on investments and foreign
           currency transactions                          (2.20)              0.11             (2.15)
                                                   ------------      -------------      ------------
         Total from investment operations                 (2.20)              0.11             (2.16)
                                                   ------------      -------------      ------------
Less distributions:

         Dividends from net investment income                -- #               -- #              -- #
                                                   ------------      -------------      ------------
         Total distributions                                 --                 --                --
                                                   ------------      -------------      ------------
NET ASSET VALUE, END OF PERIOD                       $    10.41         $    12.61        $    10.40
                                                   ============      =============      ============
         TOTAL RETURN                                    (17.44%)+            0.90%+          (17.20%)+

Net assets, end of period (000's)                    $   34,338         $   20,877        $    1,319

Ratio of expenses to average net assets                    1.17%(A)           1.42%(A)          1.37%(A)

Ratio of net investment income
 (loss) to average net assets                              0.02%(A)           0.05%(A)         (0.30%)(A)

Portfolio turnover rate                                      16%(A)            194%(A)            16%(A)

@ Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        CAPITAL OPPORTUNITIES TRUST
                                                                    ---------------------------------------------
                                                                             SERIES I                   SERIES II
                                                                   -----------------------------        ---------
                                                                   SIX MONTHS                           1/28/2002*
                                                                      ENDED           4/31/2001*            TO
                                                                   6/30/2002@             TO            6/30/2002@
                                                                   (UNAUDITED)        12/31/2001@       (UNAUDITED)
                                                                   ----------         -----------       ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $   10.70         $   12.50         $   10.27

Income from investment operations:

         Net investment income (loss)                                      --             (0.02)             0.01

         Net realized and unrealized
          loss on investments and foreign
          currency transactions                                         (1.98)            (1.78)            (1.56)
                                                                    ---------         ---------         ---------
         Total from investment operations                               (1.98)            (1.80)            (1.55)
                                                                    ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD                                      $    8.72         $   10.70         $    8.72
                                                                    =========         =========         =========
         TOTAL RETURN (B)                                              (18.50%)+          (14.4%)+         (15.09%)+

Net assets, end of period (000's)                                   $  39,963         $  33,428         $   1,254

Ratio of expenses to average net assets                                  1.11%(A)          1.46%(A)          1.31%(A)

Ratio of expenses to average net assets after expense reductions         1.11%(A)          1.40%(A)          1.31%(A)


Ratio of net investment income (loss) to average net assets             (0.01%)(A)        (0.27%)(A)         0.32%(A)

Portfolio turnover rate                                                    65%(A)            86%(A)            65%(A)

                                                                      QUANTITATIVE EQUITY TRUST
                                           ---------------------------------------------------------------------------------------
                                                                          SERIES I                                     SERIES II
                                           -------------------------------------------------------------------------   -----------
                                             SIX MONTHS                                                                1/28/2002*
                                                ENDED                    YEARS ENDED DECEMBER 31,                          TO
                                             6/30/2002@   ----------------------------------------------------------   6/30/2002@
                                             (UNAUDITED)    2001@       2000@       1999         1998         1997     (UNAUDITED)
                                           -------------  ---------   ---------   ---------   ---------    ---------   -----------
NET  ASSET VALUE, BEGINNING OF PERIOD      $   17.20      $   26.26   $   28.16   $   25.22   $   22.50    $   17.33   $   16.85

Income from investment operations:

     Net investment income                      0.03           0.04        0.08        0.10        0.20         0.26        0.02

     Net realized and unrealized gain
      (loss) on investments
       and foreign  currency
       transactions                            (3.36)         (5.76)       1.81        5.26        5.42         4.91       (3.00)
                                           ---------      ---------   ---------   ---------   ---------    ---------   ---------
     Total from investment operations          (3.33)         (5.72)       1.89        5.36        5.62         5.17       (2.98)
                                           ---------      ---------   ---------   ---------   ---------    ---------   ---------
Less distributions:

     Dividends from net
      investment income                        (0.04)         (0.06)      (0.12)      (0.18)      (0.25)          --       (0.04)

     Distributions from capital gains             --          (3.28)      (3.67)      (2.24)      (2.65)          --          --
                                           ---------      ---------   ---------   ---------   ---------    ---------   ---------
     Total distributions                       (0.04)         (3.34)      (3.79)      (2.42)      (2.90)          --       (0.04)
                                           ---------      ---------   ---------   ---------   ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD             $   13.83      $   17.20   $   26.26   $   28.16   $   25.22    $   22.50   $   13.83
                                           =========      =========   =========   =========   =========    =========   =========
         TOTAL RETURN (C)                     (19.39%)+      (22.95%)      6.30%      22.30%      26.35%       29.83%     (17.71%)+

Net assets, end of period (000's)          $ 340,074      $ 448,002   $ 612,813   $ 431,909   $ 254,475    $ 167,530   $   1,738

Ratio of expenses to average net assets         0.82%(A)       0.76%       0.75%       0.76%       0.76%        0.77%       1.02%(A)

Ratio of expenses to average
  net assets after
  expense reductions                            0.82%(A)       0.76%       0.75%       0.76%       0.76%        0.50%       1.02%(A)

Ratio of net investment
  income to average
   net assets                                   0.32%(A)       0.21%       0.28%       0.57%       1.06%        1.50%       0.35%(A)

Portfolio turnover rate                          195%(A)        111%        120%        159%        225%         114%        195%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the period ended December 31, 2001 for Series I would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 1997 for Series I would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               BLUE CHIP GROWTH TRUST
                                         ---------------------------------------------------------------------------------------
                                                                               SERIES I                                SERIES II
                                         --------------------------------------------------------------------------    ---------
                                         SIX MONTHS                                                                    1/28/2002*
                                            ENDED                             YEARS ENDED DECEMBER 31,                   TO
                                         6/30/2002@      ----------------------------------------------------------    6/30/2002@
                                         (UNAUDITED)       2001@        2000 @       1999        1998       1997       (UNAUDITED)
                                         ---------       ---------    ---------    ---------   ---------  ---------    ---------
NET  ASSET VALUE, BEGINNING OF PERIOD    $   15.83       $   20.13    $   21.64    $   18.92   $   15.00  $   14.31    $   15.53


Income from investment operations:

         Net investment income (loss)           --#             --#       (0.02)        0.01        0.05       0.09         0.01

         Net realized and unrealized
          gain (loss) on investments
          and foreign currency
          transactions                       (2.66)          (2.97)       (0.50)        3.58        4.19       3.13        (2.38)
                                         ---------       ---------    ---------    ---------   ---------  ---------    ---------
         Total from investment
           operations                        (2.66)          (2.97)       (0.52)        3.59        4.24       3.22        (2.37)
                                         ---------       ---------    ---------    ---------   ---------  ---------    ---------
Less distributions:

         Dividends from net
           investment income                    --              --        (0.01)       (0.05)      (0.08)     (0.03)          --

         Distributions from
          capital gains                         --           (1.33)       (0.98)       (0.82)      (0.24)     (2.50)          --
                                         ---------       ---------    ---------    ---------   ---------  ---------    ---------
         Total distributions                    --           (1.33)       (0.99)       (0.87)      (0.32)     (2.53)          --
                                         ---------       ---------    ---------    ---------   ---------  ---------    ---------
NET ASSET VALUE, END OF PERIOD           $   13.17       $   15.83    $   20.13    $   21.64   $   18.92  $   15.00    $   13.16
                                         =========       =========    =========    =========   =========  =========    =========
         TOTAL RETURN (B)                   (16.80%)+        (14.61%)     (2.76%)      19.43%      28.49%     26.94%      (15.26%)+
Net assets, end of period (000's)       $1,335,462       $1,633,194  $1,999,039   $1,734,233  $1,141,162  $ 708,807    $   9,237

Ratio of expenses to average
 net assets                                   0.92%(A)        0.93%        0.92%        0.94%       0.97%     0.975%        1.12%(A)

Ratio of expenses to
   average net assets
 after expense reductions                     0.90%(A)        0.92%        0.91%        0.94%       0.97%     0.975%        1.10%(A)

Ratio of net investment income
 (loss) to average net assets                (0.01%)(A)       0.00%       (0.07%)       0.06%       0.37%      0.74%        0.20%(A)

Portfolio turnover rate                         44%(A)          48%          48%          42%         42%        37%          44%(A)

                                                                               UTILITIES TRUST
                                                                    ---------------------------------------------
                                                                              SERIES I                  SERIES II
                                                                    ---------------------------         ---------
                                                                    SIX MONTHS                         1/28/2002*
                                                                     ENDED            4/30/2001*           TO
                                                                   6/30/2002@            TO             6/30/2002@
                                                                   (UNAUDITED)        12/31/2001@       (UNAUDITED)
                                                                   ----------         ---------         ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $    9.29         $   12.50         $    8.77

Income from investment operations:

         Net investment income                                           0.07              0.07              0.04

         Net realized and unrealized
           loss on investments and foreign
           currency transactions                                        (1.94)            (3.23)            (1.39)
                                                                    ---------         ---------         ---------
         Total from investment operations                               (1.87)            (3.16)            (1.35)
                                                                    ---------         ---------         ---------
Less distributions:

         Dividends from net investment income                              --#             (0.05)              --#
                                                                    ---------         ---------         ---------
         Total distributions                                               --             (0.05)               --
                                                                    ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD                                      $    7.42         $    9.29         $    7.42
                                                                    =========         =========         =========
         TOTAL RETURN (C)                                              (20.21%)+          (25.3%)+         (15.39%)+

Net assets, end of period (000's)                                   $  21,378         $  18,260         $     825

Ratio of expenses to average net assets                                  1.22%(A)          1.51%(A)          1.42%(A)

Ratio of expenses to average net assets after expense reductions         1.22%(A)          1.40%(A)          1.42%(A)

Ratio of net investment income to average net assets                     1.76%(A)          1.07%(A)          1.20%(A)

Portfolio turnover rate                                                    69%(A)            81%(A)            69%(A)


@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended December 31, 2001 and 2000 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended December 31, 2001 for Series I would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      REAL ESTATE SECURITIES TRUST
                                          ------------------------------------------------------------------------------------------
                                                                           SERIES I                                       SERIES II
                                          ---------------------------------------------------------------------------    -----------
                                            SIX MONTHS                                                                   1/28/2002*
                                              ENDED                        YEARS ENDED DECEMBER 31,                          TO
                                            6/30/2002@   -----------------------------------------------------------     6/30/2002@
                                           (UNAUDITED)      2001@       2000@       1999         1998         1997       (UNAUDITED)
                                          ------------   ---------   ---------   ---------    ---------    ---------     -----------
NET  ASSET VALUE, BEGINNING OF PERIOD     $   15.52      $   15.57   $   12.89   $   14.76    $   20.07    $   16.95     $ 15.44
Income from investment operations:

    Net investment income                      0.42           0.75        0.67        0.78         0.78         0.80        0.60
    Net realized and unrealized gain
      (loss) on investments and foreign
       currency transactions                   1.66          (0.30)       2.53       (1.94)       (3.72)        2.32        1.55
                                          ---------      ---------   ---------   ---------    ---------    ---------     -------
    Total from investment operations           2.08           0.45        3.20       (1.16)       (2.94)        3.12        2.15
                                          ---------      ---------   ---------   ---------    ---------    ---------     -------
Less distributions:

    Dividends from net investment income      (0.53)         (0.50)      (0.52)      (0.71)       (0.53)          --       (0.53)
    Distributions from capital gains             --             --          --          --        (1.84)          --          --
                                          ---------      ---------   ---------   ---------    ---------    ---------     -------
    Total distributions                       (0.53)         (0.50)      (0.52)      (0.71)       (2.37)          --       (0.53)
                                          ---------      ---------   ---------   ---------    ---------    ---------     -------
NET ASSET VALUE, END OF PERIOD            $   17.07      $   15.52   $   15.57   $   12.89    $   14.76    $   20.07     $ 17.06
                                          =========      =========   =========   =========    =========    =========     =======
    TOTAL RETURN (B)                          13.41%+         3.15%      25.71%      (8.00%)     (16.44%)      18.41%      13.94%+
Net assets, end of period (000's)         $ 320,710      $ 220,919   $ 257,641   $ 196,756    $ 161,832    $ 161,759     $ 7,598
Ratio of expenses to average net assets        0.84%(A)       0.83%       0.76%       0.77%        0.76%        0.77%       1.04%(A)
Ratio of expenses to average net assets
  after expense reductions                     0.84%(A)       0.83%       0.76%       0.77%        0.76%        0.50%       1.04%(A)
Ratio of net investment income to
  average net assets                           5.15%(A)       4.96%       4.89%       5.88%        5.57%        5.42%       8.68%(A)
Portfolio turnover rate                          23%(A)        116%        147%        201%         122%         148%         23%(A)

                                                                            SMALL COMPANY VALUE TRUST
                                           -----------------------------------------------------------------------------------------
                                                                             SERIES I                                     SERIES II
                                           ---------------------------------------------------------------------------  ------------
                                            SIX MONTHS                                                                   1/28/2002*
                                               ENDED                  YEARS ENDED DECEMBER 31,            10/01/1997*        TO
                                             6/30/2002@   ----------------------------------------------       TO        6/30/2002@
                                            (UNAUDITED)      2001@       2000@      1999        1998       12/31/1997    (UNAUDITED)
                                           -------------  ----------  ----------  ---------  -----------  ------------  ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $   13.80      $   12.98   $   12.27   $  11.37   $   11.94    $  12.50      $  13.83
Income from investment operations:
    Net investment income                       0.02           0.09        0.04       0.02        0.01        0.01          0.05
    Net realized and unrealized gain
     (loss) on investments and foreign
      currency transactions                     1.00           0.76        0.69       0.89       (0.57)      (0.57)         0.93
                                           ---------      ---------   ---------   --------   ---------    --------      --------
    Total from investment operations            1.02           0.85        0.73       0.91       (0.56)      (0.56)         0.98
                                           ---------      ---------   ---------   --------   ---------    --------      --------
Less distributions:

    Dividends from net investment income       (0.04)         (0.03)      (0.02)     (0.01)      (0.01)         --         (0.04)
    Distributions from capital gains           (0.06)            --          --         --          --          --         (0.06)
                                           ---------      ---------   ---------   --------   ---------    --------      --------
    Total distributions                        (0.10)         (0.03)      (0.02)     (0.01)      (0.01)         --         (0.10)
                                           ---------      ---------   ---------   --------   ---------    --------      --------
NET ASSET VALUE, END OF PERIOD             $   14.72      $   13.80   $   12.98   $  12.27   $   11.37    $  11.94      $  14.71
                                           =========      =========   =========   ========   =========    ========      ========
    TOTAL RETURN (C)                            7.35%+         6.54%       5.93%      8.00%      (4.72%)     (4.48%)+       7.04%+
Net assets, end of period (000's)          $ 371,628      $ 213,046   $ 115,982   $ 89,167   $ 162,335    $ 67,091      $ 11,362
Ratio of expenses to average net assets         1.11%(A)       1.16%       1.24%      1.22%       1.23%       1.19%(A)      1.31%(A)
Ratio of expenses to average net assets
  after expense reductions                      1.09%(A)       1.15%       1.24%      1.22%       1.23%       1.19%(A)      1.29%(A)
Ratio of net investment income to average
  net assets                                    0.29%(A)       0.72%       0.35%      0.15%       0.16%       0.54%(A)      0.90%(A)
Portfolio turnover rate                           21%(A)        119%        178%       142%        131%         81%(A)        21%(A)

@     Net investment income has been calculated using the average shares method.

*       Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 1997 for Series I would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2002 and the year ended December 31, 2001 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         MID CAP VALUE TRUST
                                                         -------------------------------------------------
                                                                     SERIES I                   SERIES II
                                                         -------------------------------      ------------
                                                           SIX MONTHS                          1/28/2002*
                                                             ENDED           4/30/2001*            TO
                                                           6/30/2002@            TO            6/30/2002@
                                                          (UNAUDITED)       12/31/2001@        (UNAUDITED)
                                                         -------------      ------------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $   13.06          $  12.50          $  12.63
Income from investment operations:
   Net investment income                                      0.05              0.06              0.02
   Net realized and unrealized gain
    (loss) on investments and foreign currency
    transactions                                             (0.16)             0.53              0.30
                                                         ---------          --------          --------
   Total from investment operations                          (0.11)             0.59              0.32
                                                         ---------          --------          --------
Less distributions:

   Dividends from net investment income                         --             (0.03)               --
                                                         ---------          --------          --------
   Total distributions                                          --             (0.03)               --
                                                         ---------          --------          --------
NET ASSET VALUE, END OF PERIOD                           $   12.95          $  13.06          $  12.95
                                                         =========          ========          ========
   TOTAL RETURN                                              (0.84%)+           4.72%+            2.53%+
Net assets, end of period (000's)                        $ 187,614          $ 80,737          $ 11,711
Ratio of expenses to average net assets                       1.02%(A)          1.15%(A)          1.22%(A)
Ratio of net investment income to average net
  assets                                                      0.82%(A)          0.75%(A)          0.42%(A)
Portfolio turnover rate                                         31%(A)            23%(A)            31%(A)


                                                                               VALUE TRUST
                                         ------------------------------------------------------------------------------------------
                                                                              SERIES I                                    SERIES II
                                         -----------------------------------------------------------------------------   ----------
                                           SIX MONTHS                                                                    1/28/2002*
                                             ENDED                     YEARS ENDED DECEMBER 31,             01/01/1997*      TO
                                           6/30/2002@    -------------------------------------------------      TO       6/30/2002@
                                          (UNAUDITED)       2001@        2000@        1999        1998      12/31/1997   (UNAUDITED)
                                         -------------   ----------   ----------  -----------  -----------  ----------   ----------
NET  ASSET VALUE, BEGINNING OF PERIOD    $   16.47       $   16.48    $   13.23   $   14.06    $   14.81    $   12.50    $ 16.26
Income from investment operations:
   Net investment income                      0.06            0.15         0.14        0.20         0.18         0.10       0.03
   Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                    (1.40)           0.40         3.11       (0.59)       (0.45)        2.67      (1.16)
                                         ---------       ---------    ---------   ---------    ---------    ---------    -------
   Total from investment operations          (1.34)           0.55         3.25       (0.39)       (0.27)        2.77      (1.13)
                                         ---------       ---------    ---------   ---------    ---------    ---------    -------
Less distributions:

   Dividends from net investment income      (0.12)          (0.11)          --       (0.20)       (0.18)       (0.10)     (0.12)
   Distributions from capital gains          (0.18)          (0.45)          --       (0.24)       (0.30)       (0.36)     (0.18)
                                         ---------       ---------    ---------   ---------    ---------    ---------    -------
   Total distributions                       (0.30)          (0.56)          --       (0.44)       (0.48)       (0.46)     (0.30)
                                         ---------       ---------    ---------   ---------    ---------    ---------    -------
NET ASSET VALUE, END OF PERIOD           $   14.83       $   16.47    $   16.48   $   13.23    $   14.06    $   14.81    $ 14.83
                                         =========       =========    =========   =========    =========    =========    =======
   Total return                              (8.34%)+         3.42%       24.57%      (2.79%)      (1.72%)      22.14%     (7.16%)+
Net assets, end of period (000's)        $ 352,992       $ 360,027    $ 189,245   $ 146,279    $ 255,554    $ 144,672    $ 3,718
Ratio of expenses to average net assets       0.84%(A)        0.86%        0.86%       0.87%        0.85%        0.96%      1.04%(A)
Ratio of net investment income to
  average net assets                          0.75%(A)        0.92%        1.05%       1.12%        1.50%        1.50%      0.49%(A)
Portfolio turnover rate                         45%(A)          27%          65%         54%          45%          43%        45%(A)



@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             EQUITY INDEX TRUST
                                             --------------------------------------------------------------------------------------
                                                                                  SERIES I
                                             --------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                              YEARS ENDED DECEMBER 31,
                                              6/30/2002@     ----------------------------------------------------------------------
                                             (UNAUDITED)        2001@         2000@          1999          1998            1997
                                             ------------    -----------   -----------    ----------     ---------     ------------
NET  ASSET VALUE, BEGINNING OF PERIOD        $  14.00        $   16.40     $   18.13      $   15.43      $  12.48      $  10.69
Income from investment operations:
  Net investment income                          0.07             0.14          0.16           0.17          0.18          0.32
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                 (1.91)           (2.14)        (1.84)          3.00          3.36          3.26
                                             --------        ---------     ---------      ---------      --------      --------
  Total from investment operations              (1.84)           (2.00)        (1.68)          3.17          3.54          3.58
                                             --------        ---------     ---------      ---------      --------      --------
Less distributions:

   Dividends from net investment income         (0.14)           (0.16)           --          (0.17)        (0.18)        (0.32)
   Distributions from capital gains                --            (0.24)        (0.05)         (0.30)        (0.41)        (1.47)
                                             --------        ---------     ---------      ---------      --------      --------
   Total distributions                          (0.14)           (0.40)        (0.05)         (0.47)        (0.59)        (1.79)
                                             --------        ---------     ---------      ---------      --------      --------
NET ASSET VALUE, END OF PERIOD               $  12.02        $   14.00     $   16.40      $   18.13      $  15.43      $  12.48
                                             ========        =========     =========      =========      ========      ========
       TOTAL RETURN (B)                        (13.28%)+        (12.26%)       (9.29%)        20.58%        28.56%        33.53%+
Net assets, end of period (000's)            $ 90,781        $ 103,007     $ 114,154      $ 114,775      $ 63,292      $ 27,075
Ratio of expenses to average net assets          0.39%(A)         0.41%         0.40%          0.41%         0.55%         0.57%(A)
Ratio of expenses to average net assets
   after expense reductions                      0.39%(A)         0.40%         0.40%          0.40%         0.40%         0.40%(A)
Ratio of net investment income to average
   net assets                                    1.07%(A)         0.97%         0.91%          1.17%         1.70%         3.64%(A)
Portfolio turnover rate                             1%(A)            4%            8%            10%            3%            7%(A)

                                                              TACTICAL ALLOCATION TRUST
                                             ------------------------------------------------------------
                                                                SERIES I                      SERIES II
                                             -------------------------------------------     ------------
                                              SIX MONTHS                                      1/28/2002*
                                                 ENDED        YEAR ENDED      5/1/2000*          TO
                                              6/30/2002@     DECEMBER 31,        TO           6/30/2002@
                                              (UNAUDITED)        2001@       12/31/2000@     (UNAUDITED)
                                             ------------     ---------     ------------     ------------
NET  ASSET VALUE, BEGINNING OF PERIOD        $  10.04         $  11.67      $  12.50         $   9.91
Income from investment operations:
  Net investment income                          0.01             0.01          0.15             0.00
  Net realized and unrealized loss on
    investments and foreign currency
    transactions                                (1.38)           (1.57)        (0.55)           (1.25)
                                             --------         --------      --------         --------
  Total from investment operations              (1.37)           (1.56)        (0.40)           (1.25)
                                             --------         --------      --------         --------
Less distributions:

  Dividends from net investment income             -#            (0.01)        (0.15)              -#
  Distributions from capital gains                 --            (0.06)        (0.28)              --
                                             --------         --------      --------         --------
  Total distributions                              --            (0.07)        (0.43)              --
                                             --------         --------      --------         --------
NET ASSET VALUE, END OF PERIOD               $   8.67         $  10.04      $  11.67         $   8.66
                                             ========         ========      ========         ========
  TOTAL RETURN                                 (13.64%)+        (13.38%)       (3.20%)+        (12.61%)+
Net assets, end of period (000's)            $ 73,103         $ 73,714      $ 43,263         $    570
Ratio of expenses to average net assets          1.19%(A)         1.30%         1.33%(A)         1.39%(A)
Ratio of net investment income to average
  net assets                                     0.27%(A)         0.11%         1.74%(A)         0.37%(A)
Portfolio turnover rate                             8%(A)           25%          133%(A)            8%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

#     Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended December 31, 2001, 1999, 1998 and 1997 for Series I would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           FUNDAMENTAL VALUE TRUST
                                                ------------------------------------------------
                                                           SERIES I                  SERIES II
                                                -----------------------------       ------------
                                                 SIX MONTHS                          1/28/2002*
                                                    ENDED         4/30/2001*            TO
                                                  6/30/2002@          TO             6/30/2002@
                                                 (UNAUDITED)      12/31/2001@       (UNAUDITED)
                                                -------------     -----------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD           $   11.73         $   12.50         $ 11.48
Income from investment operations:
  Net investment income                              0.03              0.03            0.03
  Net realized and unrealized loss on
    investments and foreign currency
    transactions                                    (1.17)            (0.80)          (0.93)
                                                ---------         ---------         -------
  Total from investment operations                  (1.14)            (0.77)          (0.90)
                                                ---------         ---------         -------
Less distributions:

  Dividends from net investment income              (0.01)               --           (0.01)
                                                ---------         ---------         -------
  Total distributions                               (0.01)               --           (0.01)
                                                ---------         ---------         -------
NET ASSET VALUE, END OF PERIOD                  $   10.58         $   11.73         $ 10.57
                                                =========         =========         =======
  TOTAL RETURN                                      (9.72%)+          (6.16%)+        (7.84%)+
Net assets, end of period (000's)               $ 166,619         $ 111,590         $ 8,030
Ratio of expenses to average net assets              0.98%(A)          1.07%(A)        1.18%(A)
Ratio of net investment income to average
  net assets                                         0.52%(A)          0.45%(A)        0.76%(A)
Portfolio turnover rate                                20%(A)            16%(A)          20%(A)

                                                                                GROWTH & INCOME TRUST
                                            ----------------------------------------------------------------------------------------
                                                                                      SERIES I
                                            ----------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEARS ENDED DECEMBER 31,
                                              6/30/2002@     -----------------------------------------------------------------------
                                             (UNAUDITED)         2001@          2000@          1999          1998           1997
                                           ---------------   -------------  -------------  ------------  ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $     23.91       $     28.54    $     32.67    $     28.43   $     23.89   $     19.38
Income from investment operations:
  Net investment income                           0.08              0.12           0.10           0.17          0.19          0.22
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                  (3.84)            (3.32)         (2.21)          5.12          5.98          5.73
                                           -----------       -----------    -----------    -----------   -----------   -----------
  Total from investment operations               (3.76)            (3.20)         (2.11)          5.29          6.17          5.95
                                           -----------       -----------    -----------    -----------   -----------   -----------
Less distributions:

  Dividends from net investment income           (0.12)            (0.11)         (0.18)         (0.19)        (0.22)        (0.24)
  Distributions from capital gains               (0.75)            (1.32)         (1.84)         (0.86)        (1.41)        (1.20)
                                           -----------       -----------    -----------    -----------   -----------   -----------
  Total distributions                            (0.87)            (1.43)         (2.02)         (1.05)        (1.63)        (1.44)
                                           -----------       -----------    -----------    -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     19.28       $     23.91    $     28.54    $     32.67   $     28.43   $     23.89
                                           ===========       ===========    ===========    ===========   ===========   ===========
   TOTAL RETURN                                 (16.16%)+         (11.28%)        (7.12%)        18.87%        26.52%        32.83%
Net assets, end of period (000's)          $ 1,916,587       $ 2,387,718    $ 2,914,338    $ 3,187,220   $ 2,290,118   $ 1,605,387
Ratio of expenses to average net assets           0.74%(A)          0.80%          0.79%          0.80%         0.79%         0.79%
Ratio of net investment income to average
  net assets                                      0.69%(A)          0.48%          0.33%          0.63%         0.85%         1.14%
Portfolio turnover rate                             36%(A)            24%            32%            19%           16%           34%


                                                       SERIES II
                                                      ------------
                                                       1/28/2002*
                                                          TO
                                                       6/30/2002@
                                                      (UNAUDITED)
                                                      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $  23.43
Income from investment operations:
  Net investment income                                   0.06
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                          (3.35)
                                                      --------
  Total from investment operations                       (3.29)
                                                      --------
Less distributions:

  Dividends from net investment income                   (0.12)
  Distributions from capital gains                       (0.75)
                                                      --------
  Total distributions                                    (0.87)
                                                      --------
NET ASSET VALUE, END OF PERIOD                        $  19.27
                                                      ========
   TOTAL RETURN                                         (14.48%)+
Net assets, end of period (000's)                     $ 10,496
Ratio of expenses to average net assets                   0.94%(A)
Ratio of net investment income to average
  net assets                                              0.66%(A)
Portfolio turnover rate                                     36%(A)


@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                           U.S. LARGE CAP VALUE TRUST
                                                 ------------------------------------------------------------------------------
                                                                                 SERIES I                           SERIES II
                                                 --------------------------------------------------------------    ------------
                                                   SIX MONTHS                                                       1/28/2002*
                                                     ENDED          YEARS ENDED DECEMBER 31,       05/01/1999*          TO
                                                   6/30/2002@      --------------------------          TO           6/30/2002@
                                                  (UNAUDITED)         2001@          2000@         12/31/1999       (UNAUDITED)
                                                 -------------     -----------    -----------     -------------    ------------
NET  ASSET VALUE, BEGINNING OF PERIOD            $   12.61         $   13.09      $   12.84       $   12.50        $  12.35
Income from investment operations:
   Net investment income                              0.02              0.04           0.07            0.04            0.02
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                    (2.18)            (0.38)          0.29            0.30           (1.92)
                                                 ---------         ---------      ---------       ---------        --------
   Total from investment operations                  (2.16)            (0.34)          0.36            0.34           (1.90)
                                                 ---------         ---------      ---------       ---------        --------
Less distributions:
   Dividends from net investment income              (0.03)            (0.05)         (0.03)             --           (0.03)
   Distributions from capital gains                     --             (0.09)         (0.08)             --              --
                                                 ---------         ---------      ---------       ---------        --------
   Total distributions                               (0.03)            (0.14)         (0.11)             --           (0.03)
                                                 ---------         ---------      ---------       ---------        --------
NET ASSET VALUE, END OF PERIOD                   $   10.42         $   12.61      $   13.09       $   12.84        $  10.42
                                                 =========         =========      =========       =========        ========
   TOTAL RETURN                                     (17.15%)+          (2.54%)         2.78%+          2.72%+        (15.41%)+
Net assets, end of period (000's)                $ 518,469         $ 518,621      $ 435,395       $ 210,725        $ 11,397
Ratio of expenses to average net assets               0.93%(A)          0.93%          0.93%           0.94%(A)        1.13%(A)
Ratio of net investment income to average
   net assets                                         0.36%(A)          0.32%          0.53%           0.64%(A)        0.36%(A)
Portfolio turnover rate                                 27%(A)            38%            31%             30%(A)          27%(A)

                                                                        EQUITY-INCOME TRUST
                                       -----------------------------------------------------------------------------------------
                                                                          SERIES I                                    SERIES II
                                       ---------------------------------------------------------------------------- ------------
                                         SIX MONTHS                                                                  1/28/2002*
                                            ENDED                        YEARS ENDED DECEMBER 31,                        TO
                                          6/30/2002@   ------------------------------------------------------------  6/30/2002@
                                         (UNAUDITED)       2001@       2000@       1999         1998        1997    (UNAUDITED)
                                       --------------- ------------ ---------- ------------ ------------ ---------- -----------
NET  ASSET VALUE, BEGINNING
  OF PERIOD                            $     15.13     $     16.83  $   17.05  $     17.78  $     17.24  $   15.41  $     15.05
Income from investment operations:
   Net investment income                      0.10            0.22       0.30         0.35         0.34       0.34         0.07
   Net realized and unrealized
    gain (loss) on investments and
    foreign currency transactions            (0.61)          (0.06)      1.63         0.25         1.26       3.68        (0.51)
                                       -----------     -----------  ---------  -----------  -----------  ---------  -----------
   Total from investment
     operations                              (0.51)           0.16       1.93         0.60         1.60       4.02        (0.44)
                                       -----------     -----------  ---------  -----------  -----------  ---------  -----------
Less distributions:

   Dividends from net investment
     income                                  (0.19)          (0.29)     (0.34)       (0.37)       (0.33)     (0.21)       (0.19)
   Distributions from capital
     gains                                   (0.41)          (1.57)     (1.81)       (0.96)       (0.73)     (1.98)       (0.41)
                                       -----------     -----------  ---------  -----------  -----------  ---------  -----------
   Total distributions                       (0.60)          (1.86)     (2.15)       (1.33)       (1.06)     (2.19)       (0.60)
                                       -----------     -----------  ---------  -----------  -----------  ---------  -----------
NET ASSET VALUE, END OF PERIOD         $     14.02     $     15.13  $   16.83  $     17.05  $     17.78  $   17.24  $     14.01
                                       ===========     ===========  =========  ===========  ===========  =========  ===========
   TOTAL RETURN(B)                           (3.66%)+         1.29%     12.99%        3.40%        9.21%     29.71%       (3.22%)+
Net assets, end of period (000's)      $ 1,189,819     $ 1,147,075  $ 965,675  $ 1,011,260  $ 1,088,342  $ 941,705  $    14,740
Ratio of expenses to average
  net assets                                  0.92%(A)        0.93%      0.92%        0.91%        0.85%      0.85%        1.12%(A)
Ratio of expenses to average
  net assets after expense
  reductions                                  0.90%(A)        0.91%      0.91%        0.91%        0.85%      0.85%        1.10%(A)
Ratio of net investment income
   to average net assets                      1.30%(A)        1.45%      1.94%        1.83%        2.13%      2.47%        1.17%(A)
Portfolio turnover rate                         21%(A)          19%        34%          30%          21%        25%          21%(A)


@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended December 31, 2001 and 2000 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            INCOME & VALUE TRUST
                                            ---------------------------------------------------------------------------------------
                                                                            SERIES I                                     SERIES II
                                            -------------------------------------------------------------------------  ------------
                                              SIX MONTHS                                                                 1/28/2002*
                                                ENDED                       YEARS ENDED DECEMBER 31,                         TO
                                              6/30/2002@   ----------------------------------------------------------    6/30/2002@
                                             (UNAUDITED)      2001@       2000@       1999        1998        1997      (UNAUDITED)
                                            -------------  ----------  ----------  ----------  ----------  ----------  ------------
NET  ASSET VALUE, BEGINNING OF PERIOD       $   10.13      $   10.56   $   12.91   $   13.36   $   12.95   $   12.49   $  10.01
Income from investment operations:
   Net investment income                         0.10           0.19        0.27        0.32        0.40        0.48       0.08
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                               (1.29)         (0.11)       0.33        0.77        1.51        1.29      (1.16)
                                            ---------      ---------   ---------   ---------   ---------   ---------   --------
   Total from investment operations             (1.19)          0.08        0.60        1.09        1.91        1.77      (1.08)
                                            ---------      ---------   ---------   ---------   ---------   ---------   --------
Less distributions:

   Dividends from net investment income         (0.18)         (0.28)      (0.33)      (0.40)      (0.46)      (0.57)     (0.18)
   Distributions from capital gains                --          (0.23)      (2.62)      (1.14)      (1.04)      (0.74)        --
                                            ---------      ---------   ---------   ---------   ---------   ---------   --------
   Total distributions                          (0.18)         (0.51)      (2.95)      (1.54)      (1.50)      (1.31)     (0.18)
                                            ---------      ---------   ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD              $    8.76      $   10.13   $   10.56   $   12.91   $   13.36   $   12.95   $   8.75
                                            =========      =========   =========   =========   =========   =========   ========
   TOTAL RETURN                                (11.91%)+        0.98%       4.94%       8.52%      15.27%      15.87%    (10.95%)+
Net assets, end of period (000's)           $ 505,984      $ 561,623   $ 546,311   $ 639,824   $ 618,011   $ 609,142   $  3,578
Ratio of expenses to average net assets          0.87%(A)       0.87%       0.86%       0.86%       0.84%       0.85%      1.07%(A)
Ratio of net investment income to average
  net assets                                     1.95%(A)       1.90%       2.46%       2.39%       2.89%       3.37%      2.04%(A)
Portfolio turnover rate                            58%(A)         70%         51%        165%         85%         78%        58%(A)

                                                                               BALANCED TRUST
                                            ----------------------------------------------------------------------------------------
                                                                            SERIES I                                     SERIES II
                                            --------------------------------------------------------------------------  ------------
                                             SIX MONTHS                                                                  1/28/2002*
                                               ENDED                  YEARS ENDED DECEMBER 31,             01/01/1997*       TO
                                             6/30/2002@   -----------------------------------------------      TO        6/30/2002@
                                            (UNAUDITED)      2001@        2000@       1999@       1998      12/31/97     (UNAUDITED)
                                           -------------  -----------  ----------- ----------- ----------  ----------   ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $   13.58      $   15.46    $   17.82   $   19.40   $   19.33   $   16.41    $  13.46
Income from investment operations:
   Net investment income (loss)                 0.14           0.30         0.30        0.55        0.41        0.51       (0.01)
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                              (1.58)         (1.87)       (1.87)      (0.85)       2.23        2.41       (1.32)
                                           ---------      ---------    ---------   ---------   ---------   ---------    --------
   Total from investment operations            (1.44)         (1.57)       (1.57)      (0.30)       2.64        2.92       (1.33)
                                           ---------      ---------    ---------   ---------   ---------   ---------    --------
Less distributions:

   Dividends from net investment income        (0.31)         (0.31)       (0.62)      (0.37)      (0.48)         --       (0.31)
   Distributions from capital gains               --             --        (0.17)      (0.91)      (2.09)         --          --
                                           ---------      ---------    ---------   ---------   ---------   ---------    --------
   Total distributions                         (0.31)         (0.31)       (0.79)      (1.28)      (2.57)         --       (0.31)
                                           ---------      ---------    ---------   ---------   ---------   ---------    --------
NET ASSET VALUE, END OF PERIOD             $   11.83      $   13.58    $   15.46   $   17.82   $   19.40   $   19.33    $  11.82
                                           =========      =========    =========   =========   =========   =========    ========
   TOTAL RETURN                               (10.82%)+      (10.19%)      (9.33%)     (1.65%)     14.25%      17.79%     (10.10%)+
Net assets, end of period (000's)          $ 151,590      $ 174,739    $ 201,965   $ 258,158   $ 254,454   $ 177,045    $  1,182
Ratio of expenses to average net assets         0.81%(A)       0.85%        0.86%       0.87%       0.87%       0.88%       1.01%(A)
Ratio of net investment income (loss) to
  average net assets                            2.09%(A)       2.09%        1.76%       2.98%       2.71%       2.97%       1.88%(A)
Portfolio turnover rate                          189%(A)        236%         132%        215%        199%        219%        189%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                           HIGH YIELD TRUST
                                           -----------------------------------------------------------------------------------------
                                                                           SERIES I                                       SERIES II
                                           ---------------------------------------------------------------------------   -----------
                                             SIX MONTHS                                                                  1/28/2002*
                                               ENDED             YEARS ENDED DECEMBER 31,                   01/01/1997*      TO
                                             6/30/2002@   ------------------------------------------------      TO       6/30/2002@
                                            (UNAUDITED)      2001@        2000@        1999        1998     12/31/1997   (UNAUDITED)
                                           -------------  -----------  -----------  ----------  ----------   ---------   -----------
NET  ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $   11.65    $   12.83    $   12.92   $   13.56    $  12.50    $  9.95
Income from investment operations:
   Net investment income                        0.44           1.06         1.26         1.14        0.91        0.46       0.35
   Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                     (1.04)         (1.64)       (2.40)       (0.12)      (0.53)       1.13      (1.02)
                                           ---------      ---------    ---------    ---------   ---------    --------    -------
   Total from investment operations            (0.60)         (0.58)       (1.14)        1.02        0.38        1.59      (0.67)
                                           ---------      ---------    ---------    ---------   ---------    --------    -------
Less distributions:

   Dividends from net investment income        (0.76)         (1.19)       (0.04)       (1.11)      (0.89)      (0.46)     (0.76)
   Distributions from capital gains               --             --           --           --       (0.13)      (0.07)        --
                                           ---------      ---------    ---------    ---------   ---------    --------    -------
   Total distributions                         (0.76)         (1.19)       (0.04)       (1.11)      (1.02)      (0.53)     (0.76)
                                           ---------      ---------    ---------    ---------   ---------    --------    -------
NET ASSET VALUE, END OF PERIOD             $    8.52      $    9.88    $   11.65    $   12.83   $   12.92    $  13.56    $  8.52
                                           =========      =========    =========    =========   =========    ========    =======
   TOTAL RETURN                                (6.43%)+       (5.48%)      (8.97%)       8.00%       2.78%      12.68%     (7.09%)+
Net assets, end of period (000's)          $ 345,866      $ 323,309    $ 238,207    $ 241,054   $ 192,354    $ 92,748    $ 6,806
Ratio of expenses to average net assets         0.84%(A)       0.84%        0.84%        0.84%       0.84%       0.89%      1.04%(A)
Ratio of net investment income to average
  net assets                                    9.49%(A)      10.10%       10.15%        8.59%       8.34%       7.40%      9.38%(A)
Portfolio turnover rate                           50%(A)         64%          57%          62%         94%         75%        50%(A)

                                                                               STRATEGIC BOND TRUST
                                            ----------------------------------------------------------------------------------------
                                                                               SERIES I                                  SERIES II
                                            -------------------------------------------------------------------------  -------------
                                              SIX MONTHS                                                                 1/28/2002*
                                                ENDED                       YEARS ENDED DECEMBER 31,                         TO
                                              6/30/2002@   ----------------------------------------------------------    6/30/2002@
                                             (UNAUDITED)      2001@       2000@       1999        1998        1997      (UNAUDITED)
                                            -------------  ----------  ----------  ----------  ----------  ----------  -------------

NET  ASSET VALUE, BEGINNING OF PERIOD       $   10.74      $   10.92   $   11.14   $   11.72   $   12.38   $   11.94   $   10.88
Income from investment operations:
   Net investment income                         0.37           0.73        0.87        1.00        0.76        0.67        0.30
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                               (0.10)         (0.07)      (0.11)      (0.75)      (0.59)       0.57       (0.17)
                                            ---------      ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations              0.27           0.66        0.76        0.25        0.17        1.24        0.13
                                            ---------      ---------   ---------   ---------   ---------   ---------   ---------
Less distributions:

   Dividends from net investment income         (0.77)         (0.84)      (0.98)      (0.83)      (0.71)      (0.71)      (0.77)
   Distributions from capital gains                --             --          --          --       (0.12)      (0.09)         --
                                            ---------      ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions                          (0.77)         (0.84)      (0.98)      (0.83)      (0.83)      (0.80)      (0.77)
                                            ---------      ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $   10.24      $   10.74   $   10.92   $   11.14   $   11.72   $   12.38   $   10.24
                                            =========      =========   =========   =========   =========   =========   =========
   TOTAL RETURN                                  2.46%+         6.24%       7.28%       2.22%       1.31%      10.98%       1.14%+
Net assets, end of period (000's)           $ 324,350      $ 302,499   $ 333,293   $ 368,380   $ 443,414   $ 365,590   $   3,666
Ratio of expenses to average net assets          0.86%(A)       0.86%       0.87%       0.87%       0.85%       0.87%       1.06%(A)
Ratio of net investment income to average
   net assets                                    7.02%(A)       6.85%       8.15%       8.15%       7.59%       7.54%       7.02%(A)
Portfolio turnover rate                            95%(A)         85%        175%        107%        209%        131%         95%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               GLOBAL BOND TRUST
                                             ---------------------------------------------------------------------------------------
                                                                                SERIES I                                  SERIES II
                                             --------------------------------------------------------------------------- -----------
                                               SIX MONTHS                                                                1/28/2002*
                                                 ENDED                      YEARS ENDED DECEMBER 31,                         TO
                                               6/30/2002@   -----------------------------------------------------------  6/30/2002@
                                              (UNAUDITED)     2001@       2000@       1999         1998         1997    (UNAUDITED)
                                             -------------  ---------  ----------  -----------  ----------  ----------- -----------
NET  ASSET VALUE, BEGINNING OF PERIOD        $   11.48      $  11.42   $   11.60   $   13.73    $   14.07   $   14.97   $ 11.36
Income from investment operations:
   Net investment income                          0.18          0.38        0.51        0.67         0.81        0.93      0.13
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                 1.03         (0.32)      (0.33)      (1.55)        0.20       (0.57)     1.20
                                             ---------      --------   ---------   ---------    ---------   ---------   -------
   Total from investment operations               1.21          0.06        0.18       (0.88)        1.01        0.36      1.33
                                             ---------      --------   ---------   ---------    ---------   ---------   -------
Less distributions:

   Dividends from net investment income             --            --       (0.36)      (1.25)       (0.95)      (1.23)       --
   Distributions from capital gains                 --            --          --          --        (0.40)      (0.03)       --
                                             ---------      --------   ---------   ---------    ---------   ---------   -------
   Total distributions                              --            --       (0.36)      (1.25)       (1.35)      (1.26)       --
                                             ---------      --------   ---------   ---------    ---------   ---------   -------
NET ASSET VALUE, END OF PERIOD               $   12.69      $  11.48   $   11.42   $   11.60    $   13.73   $   14.07   $ 12.69
                                             =========      ========   =========   =========    =========   =========   =======
   TOTAL RETURN                                  10.54%+        0.53%       1.68%      (6.67%)       7.61%       2.95%    11.71%+
Net assets, end of period (000's)            $ 118,819      $ 96,534   $ 116,370   $ 145,992    $ 196,990   $ 216,117   $ 1,511
Ratio of expenses to average net assets           0.95%(A)      1.02%       1.00%       0.98%        0.94%       0.93%     1.15%(A)
Ratio of net investment income to average
   net assets                                     3.09%(A)      3.29%       4.61%       4.38%        5.46%       5.87%     2.68%(A)
Portfolio turnover rate                            505%(A)       527%        644%        471%         140%        160%      505%(A)

                                                                       TOTAL RETURN TRUST
                                              ----------------------------------------------------------------------------
                                                                       SERIES I                                 SERIES II
                                              -----------------------------------------------------------      -----------
                                                SIX MONTHS                                                      1/28/2002*
                                                  ENDED             YEARS ENDED DECEMBER 31,  05/01/1999*           TO
                                                6/30/2002@     -------------------------          TO            6/30/2002@
                                               (UNAUDITED)        2001@          2000@        12/31/1999       (UNAUDITED)
                                              -------------    ----------     ----------     -------------     ------------
NET  ASSET VALUE, BEGINNING OF PERIOD         $   13.88        $   13.33      $   12.37      $   12.50         $  14.00
Income from investment operations:
   Net investment income                           0.27             0.61           0.79           0.35             0.23
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                  0.19             0.51           0.48          (0.48)            0.10
                                              ---------        ---------      ---------      ---------         --------
   Total from investment operations                0.46             1.12           1.27          (0.13)            0.33
                                              ---------        ---------      ---------      ---------         --------
Less distributions:

   Dividends from net investment income           (0.42)           (0.57)         (0.31)            --            (0.42)
   Distributions from capital gains               (0.30)              --             --             --            (0.30)
                                              ---------        ---------      ---------      ---------         --------
   Total distributions                            (0.72)           (0.57)         (0.31)            --            (0.72)
                                              ---------        ---------      ---------      ---------         --------
NET ASSET VALUE, END OF PERIOD                $   13.62        $   13.88      $   13.33      $   12.37         $  13.61
                                              =========        =========      =========      =========         ========
   TOTAL RETURN                                    3.37%+           8.28%         10.49%         (1.04%)+          2.41%+
Net assets, end of period (000's)             $ 989,774        $ 736,472      $ 387,647      $ 240,016         $ 27,511
Ratio of expenses to average net assets            0.81%(A)         0.83%          0.84%          0.84%(A)         1.01%(A)
Ratio of net investment income to average
   net assets                                      3.97%(A)         4.52%          6.23%          5.72%(A)         4.12%(A)
Portfolio turnover rate                             318%(A)          439%           551%            95%(A)          318%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      INVESTMENT QUALITY BOND TRUST
                                            ----------------------------------------------------------------------------------------
                                                                               SERIES I                                   SERIES II
                                            --------------------------------------------------------------------------   -----------
                                              SIX MONTHS                                                                 1/28/2002*
                                                ENDED                        YEARS ENDED DECEMBER 31,                        TO
                                              6/30/2002@   -----------------------------------------------------------   6/30/2002@
                                             (UNAUDITED)      2001@       2000@       1999         1998        1997      (UNAUDITED)
                                            -------------  ----------  ----------  -----------  ----------  ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $   11.85      $   11.74   $   11.60   $   12.46    $   12.13   $   11.89    $ 11.94
Income from investment operations:
   Net investment income                         0.36           0.74        0.79        0.81         0.62        0.77       0.29
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                0.01           0.09        0.24       (1.02)        0.40        0.30      (0.02)
                                            ---------      ---------   ---------   ---------    ---------   ---------    -------
   Total from investment operations              0.37           0.83        1.03       (0.21)        1.02        1.07       0.27
                                            ---------      ---------   ---------   ---------    ---------   ---------    -------
Less distributions:

   Dividends from net investment income         (0.64)         (0.72)      (0.89)      (0.65)       (0.69)      (0.83)     (0.64)
                                            ---------      ---------   ---------   ---------    ---------   ---------    -------
   Total distributions                          (0.64)         (0.72)      (0.89)      (0.65)       (0.69)      (0.83)     (0.64)
                                            ---------      ---------   ---------   ---------    ---------   ---------    -------
NET ASSET VALUE, END OF PERIOD              $   11.58      $   11.85   $   11.74   $   11.60    $   12.46   $   12.13    $ 11.57
                                            =========      =========   =========   =========    =========   =========    =======
   TOTAL RETURN                                  3.25%+         7.33%       9.40%      (1.79%)       8.73%       9.75%      2.38%+
Net assets, end of period (000's)           $ 437,465      $ 407,652   $ 282,725   $ 288,594    $ 312,111   $ 188,545    $ 5,022
Ratio of expenses to average net assets          0.74%(A)       0.74%       0.73%       0.77%        0.72%       0.74%      0.94%(A)
Ratio of net investment income to average
   net assets                                    6.04%(A)       6.28%       6.95%       6.79%        6.89%       7.15%      6.07%(A)
Portfolio turnover rate                            41%(A)         50%         35%         36%          41%         47%        41%(A)

                                                                              DIVERSIFIED BOND TRUST
                                            ----------------------------------------------------------------------------------------
                                                                              SERIES I                                   SERIES II
                                            --------------------------------------------------------------------------   -----------
                                              SIX MONTHS                                                                 1/28/2002*
                                                ENDED                      YEARS ENDED DECEMBER 31,                          TO
                                              6/30/2002@   -----------------------------------------------------------   6/30/2002@
                                             (UNAUDITED)      2001@       2000@       1999        1998         1997      (UNAUDITED)
                                            -------------  ----------  ----------  ----------  ----------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.59      $   10.47   $   10.82   $   11.83   $   11.78    $   11.64    $ 10.62
Income from investment operations:
   Net investment income                         0.27           0.57        0.66        0.56        0.51         0.54       0.22
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                               (0.15)          0.14        0.34       (0.46)       0.69         0.67      (0.14)
                                            ---------      ---------   ---------   ---------   ---------    ---------    -------
   Total from investment operations              0.12           0.71        1.00        0.10        1.20         1.21       0.08
                                            ---------      ---------   ---------   ---------   ---------    ---------    -------
Less distributions:

   Dividends from net investment income         (0.47)         (0.59)      (0.58)      (0.49)      (0.55)       (0.59)     (0.47)
   Distributions from capital gains                --             --       (0.77)      (0.62)      (0.60)       (0.48)        --
                                            ---------      ---------   ---------   ---------   ---------    ---------    -------
   Total distributions                          (0.47)         (0.59)      (1.35)      (1.11)      (1.15)       (1.07)     (0.47)
                                            ---------      ---------   ---------   ---------   ---------    ---------    -------
NET ASSET VALUE, END OF PERIOD              $   10.24      $   10.59   $   10.47   $   10.82   $   11.83    $   11.78    $ 10.23
                                            =========      =========   =========   =========   =========    =========    =======
   TOTAL RETURN                                  1.18%+         7.09%      10.32%       0.72%      10.68%       11.44%      0.80%+
Net assets, end of period (000's)           $ 324,686      $ 286,742   $ 212,462   $ 218,868   $ 196,800    $ 204,348    $ 4,556
Ratio of expenses to average net assets          0.82%(A)       0.82%       0.81%       0.84%       0.89%        0.89%      1.02%(A)
Ratio of net investment income to average
   net assets                                    5.21%(A)       5.40%       6.50%       5.18%       4.03%        4.39%      5.21%(A)
Portfolio turnover rate                            84%(A)        140%         76%        173%        125%          86%        84%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       U.S. GOVERNMENT SECURITIES TRUST
                                            ----------------------------------------------------------------------------------------
                                                                         SERIES I                                        SERIES II
                                            -------------------------------------------------------------------------- -------------
                                             SIX MONTHS                                                                 1/28/2002*
                                                ENDED            YEARS ENDED DECEMBER 31,                                   TO
                                              6/30/2002@   -----------------------------------------------------------  6/30/2002@
                                             (UNAUDITED)      2001@      2000@        1999         1998        1997     (UNAUDITED)
                                            -------------  ----------  ----------  -----------  ----------  ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   13.72      $   13.57   $   13.24   $   13.82    $   13.50   $   13.32   $  13.77
Income from investment operations:
   Net investment income                         0.28           0.69        0.85        0.74         0.79        0.75       0.24
   Net realized and unrealized gain (loss)
     on investments                              0.19           0.23        0.50       (0.77)        0.18        0.31       0.17
                                            ---------      ---------   ---------   ---------    ---------   ---------   --------
   Total from investment operations              0.47           0.92        1.35       (0.03)        0.97        1.06       0.41
                                            ---------      ---------   ---------   ---------    ---------   ---------   --------
Less distributions:

   Dividends from net investment income         (0.56)         (0.77)      (1.02)      (0.55)       (0.65)      (0.88)     (0.56)
                                            ---------      ---------   ---------   ---------    ---------   ---------   --------
   Total distributions                          (0.56)         (0.77)      (1.02)      (0.55)       (0.65)      (0.88)     (0.56)
                                            ---------      ---------   ---------   ---------    ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD              $   13.63      $   13.72   $   13.57   $   13.24    $   13.82   $   13.50   $  13.62
                                            =========      =========   =========   =========    =========   =========   ========
   TOTAL RETURN                                  3.51%+         7.03%      10.87%      (0.23%)       7.49%       8.47%      3.06%+
Net assets, end of period (000's)           $ 647,538      $ 558,392   $ 333,163   $ 363,269    $ 363,615   $ 251,277   $ 15,859
Ratio of expenses to average net assets          0.75%(A)       0.71%       0.72%       0.72%        0.72%       0.72%      0.95%(A)
Ratio of net investment income to average
  net assets                                     4.18%(A)       5.10%       6.56%       6.03%        5.92%       6.27%      4.37%(A)
Portfolio turnover rate                            22%(A)         41%         58%         40%         287%        110%        22%(A)

                                                                         MONEY MARKET TRUST
                                         -------------------------------------------------------------------------------------------
                                                                         SERIES I                                         SERIES II
                                         -----------------------------------------------------------------------------  ------------
                                           SIX MONTHS                                                                    1/28/2002*
                                              ENDED                          YEARS ENDED DECEMBER 31,                        TO
                                           6/30/2002@     ------------------------------------------------------------   6/30/2002@
                                           (UNAUDITED)        2001@       2000@       1999         1998        1997      (UNAUDITED)
                                         ---------------  ------------ ---------- ------------  ----------  ----------  ------------

NET ASSET VALUE, BEGINNING OF PERIOD     $     10.00      $     10.00  $   10.00  $     10.00   $   10.00   $   10.00   $  10.00
Income from investment operations:
   Net investment income                        0.06             0.34       0.57         0.45        0.50        0.50       0.04
                                         -----------      -----------  ---------  -----------   ---------   ---------   --------
   Total from investment operations             0.06             0.34       0.57         0.45        0.50        0.50       0.04
                                         -----------      -----------  ---------  -----------   ---------   ---------   --------
Less distributions:

   Dividends from net investment income        (0.06)           (0.34)     (0.57)       (0.45)      (0.50)      (0.50)     (0.04)
                                         -----------      -----------  ---------  -----------   ---------   ---------   --------
   Total distributions                         (0.06)           (0.34)     (0.57)       (0.45)      (0.50)      (0.50)     (0.04)
                                         -----------      -----------  ---------  -----------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD           $     10.00      $     10.00  $   10.00  $     10.00   $   10.00   $   10.00   $  10.00
                                         ===========      ===========  =========  ===========   =========   =========   ========
   TOTAL RETURN                                 0.61%+           3.59%      5.88%        4.60%       5.03%       5.15%      0.43%+
Net assets, end of period (000's)        $ 1,527,401      $ 1,484,694  $ 950,155  $ 1,084,859   $ 609,837   $ 439,714   $ 64,447
Ratio of expenses to average net assets         0.55%(A)         0.55%      0.54%        0.55%       0.55%       0.54%      0.75%(A)
Ratio of net investment income to
   average net assets                           1.23%(A)         3.38%      5.71%        4.54%       4.94%       5.03%      1.04%(A)

@     Net investment income has been calculated using the average shares method

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                                    SMALL CAP INDEX TRUST
                                                              ----------------------------------------------------------------
                                                                                     SERIES I                       SERIES II
                                                              ----------------------------------------------------------------
                                                               SIX MONTHS                                           1/28/2002*
                                                                 ENDED             YEAR ENDED       5/1/2000*           TO
                                                               6/30/2002@          DECEMBER 31,        TO           6/30/2002@
                                                               UNAUDITED)             2001@        12/31/2000@      (UNAUDITED)
                                                               ----------             -----         -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    11.28          $    11.29       $    12.50      $    11.07
Income from investment operations:
       Net investment income                                         0.06                0.20             0.46            0.06
       Net realized and unrealized loss on investments and
       foreign currency transactions                                (0.62)              (0.03)           (1.26)          (0.42)
                                                               ----------          ----------       ----------      ----------
       Total from investment operations                             (0.56)               0.17            (0.80)          (0.36)
                                                               ----------          ----------       ----------      ----------
Less distributions:

       Dividends from net investment income                            --               (0.18)           (0.41)             --
                                                               ----------          ----------       ----------      ----------
       Total distributions                                             --               (0.18)           (0.41)             --
                                                               ----------          ----------       ----------      ----------
NET ASSET VALUE, END OF PERIOD                                 $    10.72          $    11.28       $    11.29      $    10.71
                                                               ==========          ==========       ==========      ==========
        TOTAL RETURN (B)                                            (4.96%)+             1.50%           (6.38%)+         (3.25%)+
Net assets, end of period (000's)                              $   67,082          $   50,280       $   34,825      $     1,546
Ratio of expenses to average net assets                              0.58%(A)            0.60%            0.65%(A)         0.78%(A)
Ratio of expenses to average net assets after expense
reductions                                                           0.58%(A)            0.60%            0.60%(A)         0.78%(A)
Ratio of net investment income to average net assets                 1.15%(A)            1.87%            5.63%(A)         1.28%(A)
Portfolio turnover rate                                                 8%(A)              32%               1%(A)            8%(A)

                                                                                INTERNATIONAL INDEX TRUST
                                                          ---------------------------------------------------------------------
                                                                                SERIES I                            SERIES II
                                                          ---------------------------------------------------------------------
                                                            SIX MONTHS                                              1/28/2002*
                                                               ENDED            YEAR ENDED         5/1/2000*             TO
                                                            6/30/2002@          DECEMBER 31,           TO            6/30/2002@
                                                           (UNAUDITED)             2001@          12/31/2000@       (UNAUDITED)
                                                           -----------             -----          -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     8.52          $    11.11       $    12.50          $     8.15
Income from investment operations:
       Net investment income                                      0.09                0.12             0.09                0.09
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions             (0.27)              (2.61)           (1.32)               0.10
                                                            ----------          ----------       ----------          ----------
       Total from investment operations                          (0.18)              (2.49)           (1.23)               0.19
                                                            ----------          ----------       ----------          ----------
Less distributions:
       Dividends from net investment income                         --  #            (0.10)           (0.16)                  --  #
                                                            ----------          ----------       ----------          ----------
       Total distributions                                          --               (0.10)           (0.16)                 --
                                                            ----------          ----------       ----------          ----------
NET ASSET VALUE, END OF PERIOD                              $     8.34          $     8.52       $    11.11          $     8.34
                                                            ==========          ==========       ==========          ==========
        TOTAL RETURN (C)                                         (2.11%)+           (22.41%)          (9.84%)+             2.33%+
Net assets, end of period (000's)                           $   56,184          $   49,673       $   49,180          $    1,217
Ratio of expenses to average net assets                           0.62%(A)            0.62%            0.65%(A)            0.82%(A)
Ratio of expenses to average net assets after expense
reductions                                                        0.60%(A)            0.60%            0.60%(A)            0.80%(A)
Ratio of net investment income to average net assets              2.13%(A)            1.25%            1.17%(A)            2.61%(A)
Portfolio turnover rate                                              9%(A)              12%               8%(A)               9%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2002, the year ended 2001 and the period ended December 31, 2000 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                                   MID CAP INDEX TRUST
                                                            ------------------------------------------------------------------
                                                                                   SERIES I                         SERIES II
                                                            --------------------------------------------------     -----------
                                                             SIX MONTHS                                            1/28/2002*
                                                                ENDED             YEAR ENDED      5/1/2000*            TO
                                                             6/30/2002@           DECEMBER 31,        TO           6/30/2002@
                                                            (UNAUDITED)              2001@        12/31/2000@      (UNAUDITED)
                                                            -----------              -----        -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.82          $     13.11      $     12.50       $     12.80
Income from investment operations:
       Net investment income                                       0.03                 0.11             0.10              0.02
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions              (0.49)               (0.32)            0.77             (0.47)
                                                            -----------          -----------      -----------       -----------
       Total from investment operations                           (0.46)               (0.21)            0.87             (0.45)
                                                            -----------          -----------      -----------       -----------
Less distributions:

       Dividends from net investment income                          --  #             (0.08)           (0.08)               --  #
       Distributions from capital gains                              --                   --            (0.18)               --
                                                            -----------          -----------      -----------       -----------
       Total distributions                                           --                (0.08)           (0.26)               --
                                                            -----------          -----------      -----------       -----------
NET ASSET VALUE, END OF PERIOD                              $     12.36          $     12.82      $     13.11       $     12.35
                                                            ===========          ===========      ===========       ===========
        TOTAL RETURN (B)                                          (3.58%)+             (1.73%)           7.15%+           (3.51%)+
Net assets, end of period (000's)                           $   100,744          $    58,197      $    32,007       $     2,189
Ratio of expenses to average net assets                            0.57%(A)             0.60%            0.69%(A)          0.77%(A)
Ratio of expenses to average net assets after expense
reductions                                                         0.57%(A)             0.60%            0.60%(A)          0.77%(A)
Ratio of net investment income to average net assets               0.53%(A)             0.85%            1.17%(A)          0.30%(A)
Portfolio turnover rate                                              15%(A)               19%              49%(A)            15%(A)

                                                                              TOTAL STOCK MARKET INDEX TRUST
                                                           ------------------------------------------------------------------
                                                                                SERIES I                           SERIES II
                                                           ------------------------------------------------        ----------
                                                           SIX MONTHS                                              1/28/2002*
                                                              ENDED             YEAR ENDED       5/1/2000*             TO
                                                           6/30/2002@          DECEMBER 31,         TO             6/30/2002@
                                                           (UNAUDITED)            2001@         12/31/2000@        (UNAUDITED)
                                                           -----------            -----         -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     9.79          $    11.14       $    12.50          $     9.67
Income from investment operations:
       Net investment income                                     0.04                0.09             0.08                0.03
       Net realized and unrealized loss on investments
       and foreign currency transactions                        (1.23)              (1.36)           (1.33)              (1.10)
                                                           ----------          ----------       ----------          ----------
       Total from investment operations                         (1.19)              (1.27)           (1.25)              (1.07)
                                                           ----------          ----------       ----------          ----------
Less distributions:

       Dividends from net investment income                        --               (0.08)           (0.06)                 --
       Distributions from capital gains                            --                  --            (0.05)                 --
                                                           ----------          ----------       ----------          ----------
       Total distributions                                         --               (0.08)           (0.11)                 --
                                                           ----------          ----------       ----------          ----------
NET ASSET VALUE, END OF PERIOD                             $     8.60          $     9.79       $    11.14          $     8.60
                                                           ==========          ==========       ==========          ==========
        TOTAL RETURN (B)                                       (12.16%)+           (11.41%)         (10.04%)+           (11.07%)+
Net assets, end of period (000's)                          $   67,174          $   73,657       $   56,390          $      977
Ratio of expenses to average net assets                          0.58%(A)            0.59%            0.62%(A)            0.78%(A)
Ratio of expenses to average net assets after expense
reductions                                                       0.58%(A)            0.59%            0.60%(A)            0.78%(A)
Ratio of net investment income to average net assets             0.83%(A)            0.93%            0.93%(A)            0.93%(A)
Portfolio turnover rate                                             2%(A)               5%              16%(A)               2%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                                   500 INDEX TRUST
                                                           ------------------------------------------------------------------
                                                                                SERIES I                           SERIES II
                                                           -----------------------------------------------        -----------
                                                            SIX MONTHS                                            1/28/2002*
                                                               ENDED           YEAR ENDED       5/1/2000*             TO
                                                            6/30/2002@         DECEMBER 31,        TO             6/30/2002@
                                                           (UNAUDITED)            2001@        12/31/2000@        (UNAUDITED)
                                                           -----------            -----        -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $      9.81        $     11.28      $     12.50         $      9.68
Income from investment operations:
       Net investment income                                      0.04               0.09             0.09                0.03
       Net realized and unrealized loss on investments
       and foreign currency transactions                         (1.36)             (1.48)           (1.29)              (1.22)
                                                            ----------        -----------      -----------         -----------
       Total from investment operations                          (1.32)             (1.39)           (1.20)              (1.19)
                                                            ----------        -----------      -----------         -----------
Less distributions:

       Dividends from net investment income                         --  #           (0.08)           (0.02)                 --  #
                                                            ----------        -----------      -----------         -----------
       Total distributions                                          --              (0.08)           (0.02)                 --
                                                            ----------        -----------      -----------         -----------
NET ASSET VALUE, END OF PERIOD                             $      8.49        $      9.81      $     11.28         $      8.49
                                                           ===========        ===========      ===========         ===========
        TOTAL RETURN                                            (13.45%)+          (12.37%)          (9.57%)+           (12.29%)+
Net assets, end of period (000's)                          $   725,597        $   772,559      $   680,264         $     4,670
Ratio of expenses to average net assets                           0.57%(A)           0.57%            0.55%(A)            0.77%(A)
Ratio of net investment income to average net assets              0.89%(A)           0.84%            1.08%(A)             0.9%(A)
Portfolio turnover rate                                              1%(A)              1%               6%(A)               1%(A)

                                                                              LIFESTYLE AGGRESSIVE 1000 TRUST
                                                          -------------------------------------------------------------------
                                                                                         SERIES I
                                                          -------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEARS ENDED DECEMBER 31,
                                                           6/30/2002@      --------------------------------------------------
                                                          (UNAUDITED)        2001@           2000@          1999        1998
                                                          -----------        -----           -----          ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.34         $  13.09       $  14.54       $ 13.39      $ 13.47
Income from investment operations:
       Net investment income                                  0.04             0.04           0.05          0.08         0.07
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions         (0.96)           (1.84)         (0.78)         1.77         0.62
                                                           -------         --------       --------       -------      -------
       Total from investment operations                      (0.92)           (1.80)         (0.73)         1.85         0.69
                                                           -------         --------       --------       -------      -------
Less distributions:

       Dividends from net investment income                  (0.04)           (0.04)         (0.05)        (0.08)       (0.07)
       Distributions from capital gains                      (0.04)           (0.53)         (0.67)        (0.62)       (0.70)
       Return of capital                                        --            (0.38)            --            --           --
                                                           --------        --------       --------       -------      -------
       Total distributions                                    (0.08)          (0.95)         (0.72)        (0.70)       (0.77)
                                                           --------        --------       --------       -------      -------
NET ASSET VALUE, END OF PERIOD                             $   9.34        $  10.34       $  13.09       $ 14.54      $ 13.39
                                                           ========        ========       ========       =======      =======
       TOTAL RETURN (B)                                       (9.02%)+       (13.67%)        (5.11%)       14.61%        4.86%
Net assets, end of period (000's)                          $202,712        $187,473       $148,693       $93,073      $80,525
Ratio of expenses to average net assets                        0.09%(A)        0.10%         0.075%         0.03%        0.02%
Ratio of expenses to average net assets after
expense reductions                                            0.075%(A)       0.075%          0.05%         0.03%        0.02%
Ratio of net investment income to average net assets           0.71%(A)        0.29%          0.33%         0.64%        0.48%
Portfolio turnover rate                                          41%(A)          82%           104%          136%          59%

                                                            --------------------------------
                                                             SERIES I            SERIES II
                                                            --------------------------------
                                                                                 1/28/2002*
                                                              01/07/1997*            TO
                                                                 TO              6/30/2002@
                                                              12/31/1997        (UNAUDITED)
                                                              ----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      12.50        $      10.09
Income from investment operations:
       Net investment income                                        0.05                0.04
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions                1.26               (0.71)
                                                            ------------        ------------
       Total from investment operations                             1.31               (0.67)
                                                            ------------        ------------
Less distributions:

       Dividends from net investment income                        (0.05)              (0.04)
       Distributions from capital gains                            (0.29)              (0.04)
       Return of capital                                              --                  --
                                                            ------------        ------------
       Total distributions                                         (0.34)              (0.08)
                                                            ------------        ------------
NET ASSET VALUE, END OF PERIOD                              $      13.47        $       9.34
                                                            ============        ============
       TOTAL RETURN (B)                                            10.89%+             (6.76%)+
Net assets, end of period (000's)                           $     49,105        $      4,176
Ratio of expenses to average net assets                             0.03%(A)            0.09%(A)
Ratio of expenses to average net assets after
expense reductions                                                  0.03%(A)           0.075%(A)
Ratio of net investment income to average net assets                1.29%(A)            0.32%(A)
Portfolio turnover rate                                               67%(A)              41%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended 2001, 2000, 1999, 1998 and 1997 for Series I and for the period ended June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                                LIFESTYLE GROWTH 820 TRUST
                                                         ------------------------------------------------------------------------
                                                                                          SERIES I
                                                         ------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                           YEARS ENDED DECEMBER 31,
                                                          6/30/2002@           -------------------------------------------------
                                                          (UNAUDITED)         2001@         2000@          1999           1998
                                                          -----------         -----         -----          ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD                       $  11.25        $  13.59       $  15.18      $  13.78       $  13.77
Income from investment operations:
       Net investment income                                   0.13            0.18           0.13          0.23           0.24
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions          (1.03)          (1.43)         (0.57)         1.94           0.63
                                                           ---------        -------       --------      --------       --------
       Total from investment operations                       (0.90)          (1.25)         (0.44)         2.17           0.87
                                                           ---------        -------       --------      --------       --------
Less distributions:

       Dividends from net investment income                   (0.13)          (0.18)         (0.13)        (0.23)         (0.24)
       Distributions from capital gains                       (0.08)          (0.59)         (1.02)        (0.54)         (0.62)
       Return of capital                                         --           (0.32)            --            --             --
                                                           --------        --------       --------      --------       --------
       Total distributions                                    (0.21)          (1.09)         (1.15)        (0.77)         (0.86)
                                                           --------        --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD                             $  10.14        $  11.25       $  13.59      $  15.18       $  13.78
                                                           ========        ========       ========      ========       ========
       TOTAL RETURN (B)                                       (8.06%)+        (8.97%)        (3.05%)       16.56%          6.20%
Net assets, end of period (000's)                          $814,507        $726,548       $545,106      $414,257       $380,309
Ratio of expenses to average net assets                        0.08%(A)        0.09%          0.06%         0.04%          0.02%
Ratio of expenses to average net assets after
expense reductions                                            0.075%(A)       0.075%          0.05%         0.04%          0.02%
Ratio of net investment income to average net assets           2.44%(A)        1.33%          0.94%         1.73%          1.74%
Portfolio turnover rate                                          48%(A)          84%           102%          127%            49%

                                                         ----------------------------------
                                                          SERIES I             SERIES II
                                                         ----------------------------------
                                                                                 1/28/2002*
                                                           01/07/1997*              TO
                                                              TO                6/30/2002@
                                                           12/31/1997           (UNAUDITED)
                                                           ----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $      12.50         $      11.06
Income from investment operations:
       Net investment income                                       0.30                 0.13
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions               1.38                (0.84)
                                                           ------------         ------------
       Total from investment operations                            1.68                (0.71)
                                                           ------------         ------------
Less distributions:

       Dividends from net investment income                       (0.30)               (0.13)
       Distributions from capital gains                           (0.11)               (0.08)
       Return of capital                                             --                   --
                                                           ------------         ------------
       Total distributions                                        (0.41)               (0.21)
                                                           ------------         ------------
NET ASSET VALUE, END OF PERIOD                             $      13.77         $      10.14
                                                           ============         ============
       TOTAL RETURN (B)                                           13.84%+              (6.48%)+
Net assets, end of period (000's)                          $    217,158         $     16,680
Ratio of expenses to average net assets                            0.03%(A)             0.08%(A)
Ratio of expenses to average net assets after
expense reductions                                                 0.03%(A)            0.075%(A)
Ratio of net investment income to average net assets               2.44%(A)             0.30%(A)
Portfolio turnover rate                                              51%(A)               48%(A)

                                                                                 LIFESTYLE BALANCED 640 TRUST
                                                        -------------------------------------------------------------------------
                                                                                           SERIES I
                                                        -------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                            YEARS ENDED DECEMBER 31,
                                                          6/30/2002@           -------------------------------------------------
                                                         (UNAUDITED)          2001@          2000@           1999         1998
                                                         -----------          -----          -----          ----          ----
NET  ASSET VALUE, BEGINNING OF PERIOD                     $  11.82          $  13.53       $  14.24      $  13.49      $  13.56
Income from investment operations:
       Net investment income                                  0.29              0.35           0.26          0.39          0.31
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions         (0.93)            (1.02)          0.06          1.20          0.47
                                                          --------          --------       --------      --------      --------
       Total from investment operations                      (0.64)            (0.67)          0.32          1.59          0.78
                                                          --------          --------       --------      --------      --------
Less distributions:

       Dividends from net investment income                 (0.29)            (0.35)         (0.26)        (0.39)         (0.31)
       Distributions from capital gains                     (0.09)            (0.69)         (0.77)        (0.45)         (0.54)
                                                         --------          --------       --------      --------       --------
       Total distributions                                  (0.38)            (1.04)         (1.03)        (0.84)         (0.85)
                                                         --------          --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD                           $  10.80          $  11.82       $  13.53      $  14.24       $  13.49
                                                         ========          ========       ========      ========       ========
       TOTAL RETURN (B)                                     (5.60%)+          (4.71%)         2.45%        12.42%          5.72%
Net assets, end of period (000's)                        $873,347          $745,215       $545,718      $416,706       $377,531
Ratio of expenses to average net assets                      0.08%(A)          0.09%          0.06%         0.03%          0.02%
Ratio of expenses to average net assets after
expense reductions                                          0.075%(A)         0.075%          0.05%         0.03%          0.02%
Ratio of net investment income to average net assets         5.01%(A)          2.47%          1.87%         2.93%              2.21%
Portfolio turnover rate                                        50%(A)            71%            85%          126%                52%

                                                              -------------------------------
                                                               SERIES I            SERIES II
                                                              -------------------------------
                                                                                   1/28/2002*
                                                              01/07/1997*             TO
                                                                  TO               6/30/2002@
                                                              12/31/1997          (UNAUDITED)
                                                              ----------          -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $      12.50         $      11.72
Income from investment operations:
       Net investment income                                         0.50                 0.29
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions                 1.19                (0.83)
                                                             ------------         ------------
       Total from investment operations                              1.69                (0.54)
                                                             ------------         ------------
Less distributions:

       Dividends from net investment income                         (0.50)               (0.29)
       Distributions from capital gains                             (0.13)               (0.09)
                                                             ------------         ------------
       Total distributions                                          (0.63)               (0.38)
                                                             ------------         ------------
NET ASSET VALUE, END OF PERIOD                               $      13.56         $      10.80
                                                             ============         ============
       TOTAL RETURN (B)                                             14.11%+              (4.79%)+
Net assets, end of period (000's)                                 186,653         $     17,864
Ratio of expenses to average net assets                              0.03%(A)             0.08%(A)
Ratio of expenses to average net assets after
expense reductions                                                   0.03%(A)            0.075%(A)
Ratio of net investment income to average net assets                 3.24%(A)             2.34%(A)
Portfolio turnover rate                                                44%(A)               50%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended 2001, 2000, 1999, 1998 and 1997 for Series I and for the period ended
     June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                            LIFESTYLE MODERATE 460 TRUST
                                                         ------------------------------------------------------------------
                                                                                     SERIES I
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                          YEARS ENDED DECEMBER 31,
                                                         6/30/2002@        ------------------------------------------------
                                                         (UNAUDITED)       2001@           2000@          1999         1998
                                                         -----------       -----           -----          ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.11          $  13.01       $  14.13       $  13.91     $  13.35
Income from investment operations:
       Net investment income                                 0.40              0.45           0.58           0.41         0.45
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions        (0.66)            (0.61)         (0.07)          0.65         0.84
                                                         --------          --------       --------       --------     --------
       Total from investment operations                     (0.26)            (0.16)          0.51           1.06         1.29
                                                         --------          --------       --------       --------     --------
Less distributions:

       Dividends from net investment income                 (0.40)            (0.45)         (0.58)         (0.41)       (0.45)
       Distributions from capital gains                     (0.01)            (0.10)         (1.05)         (0.43)       (0.28)
       Return of capital                                     --               (0.19)            --             --           --
                                                         --------          --------       --------       --------     --------
       Total distributions                                  (0.41)            (0.74)         (1.63)         (0.84)       (0.73)
                                                         --------          --------       --------       --------     --------
NET ASSET VALUE, END OF PERIOD                           $  11.44          $  12.11       $  13.01       $  14.13     $  13.91
                                                         ========          ========       ========       ========     ========
       TOTAL RETURN (B)                                     (2.23%)+          (1.09%)         4.26%          7.89%        9.76%
Net assets, end of period (000's)                        $313,387          $245,499       $182,038       $167,500     $138,128
Ratio of expenses to average net assets                      0.09%(A)          0.10%         0.075%          0.04%        0.05%
Ratio of expenses to average net assets
  after expense reductions                                  0.075%(A)         0.075%          0.05%          0.04%        0.05%
Ratio of net investment income to average net assets         6.64%(A)          3.23%          4.37%          2.92%        3.03%
Portfolio turnover rate                                        32%(A)            84%            86%           109%          45%

                                                         ------------------------------
                                                             SERIES I         SERIES II
                                                         ------------------------------
                                                                             1/28/2002*
                                                             01/07/1997*         TO
                                                                 TO          6/30/2002@
                                                             12/31/1997     (UNAUDITED)
                                                             ----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 12.50        $12.07
Income from investment operations:
       Net investment income                                    0.65          0.40
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions            0.98         (0.62)
                                                             -------        ------
       Total from investment operations                         1.63         (0.22)
                                                             -------        ------
Less distributions:

       Dividends from net investment income                    (0.65)        (0.40)
       Distributions from capital gains                        (0.13)        (0.01)
       Return of capital                                          --            --
                                                             -------        ------
       Total distributions                                     (0.78)        (0.41)
                                                             -------        ------
NET ASSET VALUE, END OF PERIOD                               $ 13.35        $11.44
                                                             =======        ======
       TOTAL RETURN (B)                                         13.7%+       (1.93%)+
Net assets, end of period (000's)                            $52,746        $9,515
Ratio of expenses to average net assets                         0.03%(A)      0.09%(A)
Ratio of expenses to average net assets
  after expense reductions                                      0.03%(A)     0.075%(A)
Ratio of net investment income to average net assets            3.91%(A)      2.78%(A)
Portfolio turnover rate                                           39%(A)        32%(A)

                                                                           LIFESTYLE CONSERVATIVE 280 TRUST
                                                         --------------------------------------------------------------------
                                                                                       SERIES I
                                                         --------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                        YEARS ENDED DECEMBER 31,
                                                          6/30/2002@       ------------------------------------------------
                                                         (UNAUDITED)       2001@          2000@          1999          1998
                                                         -----------       -----          -----          ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.94          $  13.17       $  13.15      $  13.53       $ 13.01
Income from investment operations:
       Net investment income                                 0.37              0.55           0.51          0.60          0.50
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions        (0.32)            (0.14)          0.41         (0.05)         0.79
                                                         --------          --------       --------      --------       -------
       Total from investment operations                      0.05              0.41           0.92          0.55          1.29
                                                         --------          --------       --------      --------       -------
Less distributions:

       Dividends from net investment income                 (0.37)            (0.55)         (0.51)        (0.60)        (0.50)
       Distributions from capital gains                     (0.06)            (0.09)         (0.39)        (0.33)        (0.27)
                                                         --------          --------       --------      --------       -------
       Total distributions                                  (0.43)            (0.64)         (0.90)        (0.93)        (0.77)
                                                         --------          --------       --------      --------       -------
NET ASSET VALUE, END OF PERIOD                           $  12.56          $  12.94       $  13.17      $  13.15       $ 13.53
                                                         ========          ========       ========      ========       =======
       TOTAL RETURN (B)                                      0.39%+            3.30%          7.62%         4.21%        10.20%
Net assets, end of period (000's)                        $224,146          $174,041       $105,627      $106,435       $78,404
Ratio of expenses to average net assets                      0.09%(A)          0.10%          0.08%         0.03%         0.03%
Ratio of expenses to average net assets after
  expense reductions                                        0.075%(A)         0.075%          0.05%         0.03%         0.03%
Ratio of net investment income to average net assets         5.68%(A)          3.82%          4.00%         4.40%         2.98%
Portfolio turnover rate                                        20%(A)            38%            53%           93%           32%

                                                         ----------------------------------
                                                          SERIES I              SERIES II
                                                         ----------------------------------
                                                                                1/28/2002*
                                                            01/07/1997*             TO
                                                                TO              6/30/2002@
                                                           12/31/1997          (UNAUDITED)
                                                           ----------          -----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      12.50        $      12.93
Income from investment operations:
       Net investment income                                         0.76                0.37
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions                 0.67               (0.31)
                                                             ------------        ------------
       Total from investment operations                              1.43                0.06
                                                             ------------        ------------
Less distributions:

       Dividends from net investment income                         (0.76)              (0.37)
       Distributions from capital gains                             (0.16)              (0.06)
                                                             ------------        ------------
       Total distributions                                          (0.92)              (0.43)
                                                             ------------        ------------
NET ASSET VALUE, END OF PERIOD                               $      13.01        $      12.56
                                                             ============        ============
       TOTAL RETURN (B)                                             12.15%+              0.44%+
Net assets, end of period (000's)                            $     19,750        $      7,932
Ratio of expenses to average net assets                              0.03%(A)            0.09%(A)
Ratio of expenses to average net assets after
  expense reductions                                                 0.03%(A)           0.075%(A)
Ratio of net investment income to average net assets                 3.95%(A)            2.15%(A)
Portfolio turnover rate                                                38%(A)              20%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2002 and the years ended 2001, 2000, 1999, 1998 and 1997 for Series I and for the period ended
     June 30, 2002 for Series II would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

INTERNET TECHNOLOGIES TRUST

                                                      SHARES            VALUE
                                                      ------        -----------

COMMON STOCK - 74.62%
ADVERTISING - 6.59%
DoubleClick, Inc. *                                   200,000        $1,484,000
TMP Worldwide, Inc. *                                  32,900           707,350
                                                                    -----------
                                                                      2,191,350
BANKING - 1.11%
Digital Insight Corp. *                                18,100           297,745
Net.B@nk, Inc. *                                        6,000            69,900
                                                                    -----------
                                                                        367,645
BUSINESS SERVICES - 1.20%
Cross Media Marketing Corp. * (a)                       3,734            35,100
DiamondCluster International, Inc., Class A *          19,300           115,414
Getty Images, Inc. * (a)                                5,700           124,089
Websense, Inc. *                                        4,900           125,293
                                                                    -----------
                                                                        399,896

COMPUTERS & BUSINESS EQUIPMENT - 12.52%
Brocade Communications Systems, Inc. * (a)             21,100           368,828
Cisco Systems, Inc. *                                 130,000         1,813,500
Dell Computer Corp. *                                  46,300         1,210,282
EMC Corp. *                                            91,500           690,825
Sun Microsystems, Inc. *                               15,900            79,659
                                                                    -----------
                                                                      4,163,094

FINANCIAL SERVICES - 3.27%
Charles Schwab Corp.                                   25,900           290,080
E*TRADE Group, Inc. * (a)                             146,200           798,252
                                                                    -----------
                                                                      1,088,332

INTERNET CONTENT - 12.64%
CNET Networks, Inc. * (a)                             189,300           376,707
InfoSpace, Inc. *                                     340,000           139,400
Multex.com, Inc. *                                     42,200           172,176
Overture Service, Inc. *                               66,400         1,658,672
SportsLine.com, Inc. *                                 71,300            73,439
Vicinity Corp. *                                       72,000           144,000
Yahoo!, Inc. * (a)                                    110,850         1,636,146
                                                                    -----------
                                                                      4,200,540

INTERNET RETAIL - 7.03%
1-800-Flowers.com, Inc. *                              13,600           151,776
Amazon.com, Inc. * (a)                                  2,300            37,375
eBay, Inc. * (a)                                       29,400         1,811,628
Ticketmaster, Class B * (a)                            18,000           336,780
                                                                    -----------
                                                                      2,337,559

INTERNET SERVICE PROVIDER - 0.90%
Register.com, Inc. * (a)                               29,900           227,838
TriZetto Group, Inc. *                                  8,500            72,675
                                                                    -----------
                                                                        300,513

INTERNET SOFTWARE - 5.80%
Check Point Software Technologies, Ltd. * (a)          40,600           550,536
Inktomi Corp. *                                       120,900           106,392
Internet Security Systems, Inc. * (a)                  27,100           355,552
TIBCO Software, Inc. * (a)                             34,200           190,152
Tumbleweed Communications Corp. *                      19,000            35,150
VeriSign, Inc. * (a)                                   49,600           356,624
WebEx Communications, Inc. * (a)                        8,600           136,740
WebMethods, Inc. *                                     19,700           195,030
                                                                    -----------
                                                                      1,926,176

LEISURE TIME - 3.49%
AOL Time Warner, Inc. *                                61,900           910,549
USA Interactive * (a)                                  10,600           248,570
                                                                    -----------
                                                                      1,159,119

SEMICONDUCTORS - 0.89%
Applied Micro Circuits Corp. *                         11,200            52,976
Broadcom Corp., Class A * (a)                           5,800           101,732
PMC-Sierra, Inc. * (a)                                 15,300           141,831
                                                                    -----------
                                                                        296,539

SOFTWARE - 12.95%
Intuit, Inc. *                                         30,700        $1,526,404
Micromuse, Inc. *                                      31,500           146,160
Microsoft Corp. *                                      25,500         1,394,850
Oracle Corp. *                                         84,100           796,427
VERITAS Software Corp. *                               22,250           440,327
                                                                    -----------
                                                                      4,304,168

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.25%
Finisar Corp. * (a)                                     3,100             7,347
QUALCOMM, Inc. * (a)                                   15,100           415,099
Wavecom SA, ADR *                                       8,000           326,400
                                                                    -----------
                                                                        748,846

TRAVEL SERVICES - 3.98%
Expedia, Inc., Class A * (a)                           16,600           984,214
Hotels.com, Class A * (a)                               8,000           337,840
                                                                    -----------
                                                                      1,322,054

TOTAL COMMON STOCK
(Cost: $51,080,183)                                                 $24,805,831
                                                                    -----------

WARRANTS - 0.28%
TRAVEL SERVICES - 0.28%
Expedia, Inc. *, (Expiration date
   02/04/2009; strike price $ 52.00)                    3,187            92,423

TOTAL WARRANTS
(Cost: $50,258)                                                      $   92,423
                                                                     ----------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------      ----------
SHORT TERM INVESTMENTS - 20.77%
Navigator Securities Lending Trust, 1.95%          $6,904,029        $6,904,029
                                                                     ----------
REPURCHASE AGREEMENTS - 4.33%
Repurchase Agreement with State
   Street Corp., dated 06/28/2002
   at 0.85%, to be repurchased at
   $1,439,102 on 07/01/2002,
   collateralized by $1,480,000
   U.S. Treasury Bonds, 5.50% due
   08/15/2028 (valued at $1,471,981
   including interest).                            $1,439,000        $1,439,000
                                                                    -----------
TOTAL INVESTMENTS  (INTERNET TECHNOLOGIES
TRUST)  (Cost: $59,473,470)                                         $33,241,283
                                                                    ===========

PACIFIC RIM EMERGING MARKETS TRUST
                                                      SHARES           VALUE
                                                    ---------        ---------
COMMON STOCK - 81.85%
AUSTRALIA - 2.74%
Aristocrat Leisure, Ltd. (a)                           23,500        $   71,583
Australia & New Zealand Bank Group                     19,000           206,363
BHP Billiton, Ltd.                                     34,302           198,932
CSR, Ltd. *                                            65,000           233,863
David Jones, Ltd. (a)                                  70,000            41,778
John Fairfax Holdings, Ltd.                            41,000            76,412
Lend Lease Corp.                                       12,000            71,215
Mayne Nickless, Ltd.                                   38,708            90,229
National Australia Bank, Ltd. * (a)                    18,500           368,741
News Corp., Ltd.                                       21,500           117,182
Novus Petroleum PLC *                                  66,000            59,830
Oil Search, Ltd. *                                     55,000            25,084
Rio Tinto, Ltd.                                         8,000           150,988

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                       ------            -----
AUSTRALIA - CONTINUED
Santos, Ltd.                                           24,000       $    87,295
Westpac Banking Corp., Ltd.                            28,000           256,030
WMC, Ltd. *                                            30,600           156,615
                                                                    -----------
                                                                      2,212,140

BERMUDA - 0.06%
Guoco Group                                             8,931            49,809
                                                                    -----------
CHINA - 0.33%
Beijing Datang Power Generation Company,
   Ltd., Class H (a)                                  252,000           112,273
Beijing North Star Company, Ltd., Class H             175,000            31,187
PetroChina Company, Ltd., Class H                     474,000           100,880
Zhejiang Expressway Company, Ltd., Class H             64,000            21,744
                                                                    -----------
                                                                        266,084

HONG KONG - 12.25%
ASM Pacific Technology, Ltd. (a)                       17,000            37,379
Bank of East Asia *                                    85,000           170,550
Beijing Enterprise Holdings, Ltd. (a)                  26,000            29,668
Cathay Pacific Airways, Ltd.                          118,000           180,788
Cheung Kong Holdings, Ltd.                            146,000         1,216,706
China Everbright, Ltd. (a)                             71,000            39,142
China Merchants Holdings International
   Company, Ltd. (a)                                  145,000           111,542
China Mobile (Hong Kong), Ltd. *                      325,500           961,925
China National Aviation Company, Ltd.                 289,000            69,288
China Unicom, Ltd. * (a)                               70,000            53,848
Citic Pacific, Ltd.                                    84,000           180,929
CLP Holdings, Ltd.                                    113,200           449,912
Cofco International, Ltd.                              20,000             6,090
Cosco Pacific, Ltd.                                   104,000            83,336
Denway Motors, Ltd.                                   102,000            28,770
Hang Lung Properties, Ltd. (a)                        105,000           119,812
Hang Seng Bank, Ltd.                                   74,800           798,372
Henderson Land Development                             71,000           294,022
Hengan International Group Company, Ltd.               38,000            14,372
Hong Kong & China Gas Company, Ltd. (a)               191,700           255,608
Hong Kong Electric Holdings, Ltd.                      30,000           112,119
Hong Kong Exchange & Clearing, Ltd.                    98,000           161,454
Huaneng Power International, Inc., Class H (a)        143,000           117,337
Hutchison Whampoa, Ltd.                               230,000         1,717,683
Hysan Development Company, Ltd. (a)                    40,000            38,719
Johnson Electronic Holdings, Ltd.                     156,000           184,006
Legend Holdings, Ltd. (a)                              38,000            13,885
Li & Fung, Ltd.                                        90,000           122,312
New World Development Company                          80,000            64,617
Pacific Century CyberWorks, Ltd. * (a)                800,804           188,914
Shanghai Industrial Holdings, Ltd. * (a)               44,000            85,182
Shun Tak Holdings, Ltd.                               580,000           106,337
Sun Hung Kai Properties, Ltd.                         126,000           957,146
Swire Pacific, Ltd., Class A                           83,000           424,590
Television Broadcast, Ltd. (a)                         32,000           135,799
Tom.Com, Ltd. *                                       100,000            42,630
Wharf Holdings                                        132,000           311,395
                                                                    -----------
                                                                      9,886,184

JAPAN - 30.37%
Amada Company, Ltd. (a)                               104,000           504,100
Asahi Glass Company (a)                                47,000           300,747
Asahi National Broadcasting Company, Ltd.                 240           426,480
Bridgestone Corp. (a)                                  32,000           440,496
Canon, Inc. (a)                                        18,000           680,265
Credit Saison Company, Ltd. (a)                        19,000           450,966
Dainippon Ink & Chemicals, Inc.                       204,000           437,392
Daiwa Bank Holdings, Inc. (a)                          31,000            23,793
Daiwa Securities Group, Inc. (a)                       65,000           421,349
Dentsu, Inc. (a)                                           25           137,863
Funai Electric Company, Ltd.                              700            86,431
Hino Motors, Ltd. (a)                                 116,000           324,198
Hitachi, Ltd.                                          73,000           471,989
Hosiden Corp. (a)                                      37,000           483,085
Hoya Corp.                                              8,000           581,988
Ito-Yokado Company, Ltd.                               17,000           850,957
Japan Medical Dynamic Marketing, Inc.                  20,240           508,258
Japan Securities Finance Company, Ltd.                 56,000           203,229
JSR Corp.                                              70,000           591,582
Keyence Corp.                                           2,000           423,643
Kuraray Company (a)                                    85,000           556,668
Kyorin Pharmaceuticals Company, Ltd. (a)               28,000           675,093
Marui Company, Ltd.                                    65,000           823,718
Matsushita Electric Industrial Company, Ltd. (a)       25,000           341,009
Mitsubishi Corp. (a)                                   90,000           650,982
Mitsubishi Estate Company, Ltd. (a)                   105,000           858,466
Mitsui Marine & Fire Insurance Company, Ltd. (a)      125,000           672,632
Mitsui Trust Holdings, Inc. (a)                        50,000           103,867
Mizuho Holdings, Inc. (a)                                 105           233,012
Mori Seiki Company (a)                                 26,000           237,734
Nikko Cordial Corp.                                    54,000           272,557
Nippon Sanso Corp.                                    262,000           902,732
Nippon Steel Corp. (a)                                248,000           386,902
Nippon Telegraph & Telephone Corp.                         50           205,648
Nissan Motor Company (a)                               80,000           553,957
NTT DoCoMo, Inc.                                          206           506,987
Obayashi Corp.                                         54,000           153,172
Orix Corp. (a)                                          5,500           443,708
Promise Company, Ltd. (a)                               9,000           453,510
Rengo Company, Ltd.                                   178,000           452,926
Sankei Building                                        36,000           106,620
Shohkoh Fund & Company, Ltd. (a)                        3,000           362,908
Sony Corp. (a)                                         11,000           580,904
Sumitomo Bakelite Company, Ltd. (a)                    82,000           594,485
Sumitomo Heavy Industries, Ltd. *                     279,000           300,263
Sumitomo Mitsui Banking Corp.                          24,000           117,132
Sumitomo Trust & Banking Company                       20,000            96,108
Suruga Bank (a)                                        25,000           118,467
Tabuchi Electric Company, Ltd. *                       34,000            29,784
Takeda Chemical Industries, Ltd.                       20,542           901,438
Teijin, Ltd.                                          112,000           381,229
The Bank of Yokohama, Ltd. * (a)                       68,000           289,326
THK Company, Ltd. (a)                                  19,000           365,369
Tokyo Electron, Ltd. (a)                               10,500           684,145
Tokyo Seimitsu Company, Ltd. (a)                        8,500           288,616
Toyota Industries Corp. (a)                            33,000           536,028
Wacoal Corp.                                           51,000           422,500
Wowow, Inc. *                                              31            68,018
Yasuda Fire & Marine Insurance * (a)                   70,000           428,649
                                                                    -----------
                                                                     24,506,080

SOUTH KOREA - 18.80%
Cheil Communications, Inc.                              1,600           167,581
Cheil Industries, Inc.                                 22,000           266,999
Good Morning Securities Company *                      52,500           251,372
Hana Bank                                              19,720           281,948
Hyundai Mobis                                          12,000           253,367
Hyundai Motor Company                                  29,000           871,446
Kia Motors *                                           32,000           292,602
Kookmin Bank                                           34,954         1,696,853
Koram Bank *                                           27,000           241,272
Korea Electric Power Corp.                             15,000           274,314
LG Electronics, Inc. *                                 11,700           466,833
LG Electronics Investment, Ltd.                         1,300            38,254

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                       ------            -----
SOUTH KOREA - CONTINUED
Pacific Corp.                                           2,000       $   232,751
Pohang Iron & Steel Company, Ltd. *                     8,000           887,781
Samsung Electro Mechanics                              16,000           775,395
Samsung Electronics Company                            12,000         3,281,796
Samsung Fire & Marine Insurance Company, Ltd.          17,500         1,076,475
Samsung Heavy Industries Company, Ltd. *               50,000           182,876
Samsung SDI Company, Ltd.                              12,000           929,676
Samsung Securities Company *                           17,500           500,416
Shinhan Financial Group Company, Ltd.                  32,000           452,203
Shinsegae Department Store Company                      7,000         1,187,032
SK Telecom Company, Ltd., ADR                           2,500           560,058
                                                                     ----------
                                                                     15,169,300
MALAYSIA - 1.33%
British American Tobacco Malaysia Berhad                5,000            46,711
Gamuda Berhad                                          80,000           131,579
Genting Berhad                                         31,000           119,105
Kuala Lumpur Kepong Berhad                             39,000            66,710
Malayan Bank Berhad                                   136,500           316,105
Petronas Gas Berhad                                    12,000            21,000
Public Bank Berhad                                    136,000           123,832
Resorts World Berhad                                   48,000           133,895
The New Straits Times Press Berhad *                   36,000            55,895
UMW Holdings Berhad                                    29,000            59,526
                                                                     ----------
                                                                      1,074,358
PHILIPPINES - 0.10%
Manila Electric Company, Class B                       58,080            34,046
Philippine Long Distance Telephone Company,
   ADR * (a)                                            6,580            49,087
                                                                     ----------
                                                                         83,133
SINGAPORE - 2.75%
CapitaLand, Ltd. (a)                                   41,000            35,516
City Developments, Ltd.                                18,600            60,025
DBS Group Holdings, Ltd.                               36,000           252,739
Keppel Corp., Ltd. (a)                                 26,000            60,648
Overseas-Chinese Banking Corp., Ltd.                   45,000           298,089
Sembcorp Industries, Ltd.                              30,000            23,100
Singapore Airlines, Ltd.                               44,800           327,202
Singapore Exchange, Ltd.                               95,000            62,392
Singapore Finance, Ltd. *                              71,442            86,964
Singapore Press Holdings, Ltd.                         13,600           153,229
Singapore Technologies Engineering, Ltd.              138,000           150,794
Singapore Telecommunications, Ltd.                    180,000           139,618
United Overseas Bank *                                 66,208           476,060
Venture Manufacturing, Ltd.                            11,000            87,813
                                                                     ----------
                                                                      2,214,189

TAIWAN - 8.48%
Accton Technology Corp. *                              37,000            66,184
Acer Sertek, Inc.                                      44,048            47,412
Advanced Semiconductor Engineering, Inc. *            140,400            96,962
Asustek Computer Company                              103,750           324,367
Au Optronic Corp. *                                   146,000           143,069
Beng Corp. *                                           71,680           120,413
Cathay Financial Holdings Company, Ltd.                77,051           117,930
China Development Financial Holdings Corp. *          456,500           323,786
China Steel Corp.                                     525,300           281,073
Chinatrust Finance Holding Company, Ltd. *            513,696           471,423
Compal Electronics, Inc.                              106,750           106,600
Delta Electronics, Inc.                                64,802            90,917
Elan Microelectronics Corp.                            39,000            42,827
Evergreen Marine Corp.                                 98,760            50,078
Far Eastern Department Stores, Ltd.                    54,000            13,859
Fubon Group Company, Ltd.                              62,745            65,194
Far Eastern Textile, Ltd.                             148,792            68,274
Formosa Chemicals & Fibre Corp.                       140,400           132,777
Formosa Plastic Corp.                                 426,800           532,416
Hon Hai Precision Industry Company, Ltd.              106,000           450,113
Macronix International Company *                       15,000             9,006
MediaTek, Inc.                                          6,600            87,876
Pacific Construction Company, Ltd. *                   50,000             5,320
Pou Chen Corp.                                         55,082            44,894
President Chain Store Corp.                            93,000           180,820
Procomp Informatics Company, Ltd. *                    41,250            44,143
Quanta Computer, Inc.                                 107,500           314,354
Realtek Semiconductor Corp.                             8,000            29,740
SinoPac Holdings Company *                            142,302            64,632
Sunplus Technology Company, Ltd.                       36,585            97,878
Taiwan Semiconductor Manufacturing Company,
   Ltd. *                                             708,180         1,498,081
Teco Electric & Machinery Company, Ltd. *              87,236            31,209
United Microelectronics Corp. *                       481,650           600,840
Yageo Corp.                                            81,900            37,708
Yuanta Core Pacific Securities Company                393,580           253,446
                                                                    -----------
                                                                      6,845,621
THAILAND - 0.87%
Advanced Info Service                                 115,000           110,683
BEC World                                              27,800           160,539
Electricity Generating                                 90,000            89,329
PTT Exploration & Production                          124,200           343,672
                                                                    -----------
                                                                        704,223

UNITED KINGDOM - 1.03%
HSBC Holdings PLC (a)                                  65,200           750,242
Tanjong PLC                                            31,000            83,210
                                                                    -----------
                                                                        833,452

UNITED STATES - 2.74%
iShares, Inc., Japan Index *                          250,000         2,107,500
iShares, Inc., Taiwan Index *                          10,000           103,700
                                                                    -----------
                                                                      2,211,200

TOTAL COMMON STOCK
(Cost: $73,487,835)                                                 $66,055,773
                                                                    -----------

RIGHTS - 0.00%
HONG KONG - 0.00%
Cheung Kong Holdings, Ltd.                              5,840       $         0
                                                                    -----------

TOTAL RIGHTS
(Cost: $0)                                                          $         0
                                                                    -----------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
SHORT TERM INVESTMENTS - 16.15%
Navigator Securities Lending Trust,
   1.95%                                          $13,035,079       $13,035,079
                                                                    -----------
REPURCHASE AGREEMENTS - 2.00%
Repurchase Agreement with State Street
   Corp. dated 06/28/2002 at 1.80%, to
   be repurchased at $1,614,242 on
   07/01/2002, collateralized by
   $1,655,000 U.S. Treasury Bills, 1.57%
   due 09/19/2002 (valued at $1,648,794
   including interest)                             $1,614,000        $1,614,000
                                                                    -----------

TOTAL INVESTMENTS (PACIFIC RIM EMERGING
MARKETS TRUST)  (Cost: $88,136,914)                                 $80,704,852
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Banking                                    9.30%
Electrical Equipment                       7.03%
Financial Services                         5.85%
Real Estate                                5.52%
Chemicals                                  5.12%

TELECOMMUNICATIONS TRUST

                                                        SHARES            VALUE
                                                        ------            -----
COMMON STOCK - 64.59%
ADVERTISING - 0.76%
Omnicom Group, Inc. * (a)                               2,300        $  105,340

BROADCASTING - 6.18%
Fox Entertainment Group, Inc., Class A *                6,000           130,500
Grupo Televisa SA, ADR *                                3,900           145,782
Liberty Media Corp., Series A *                        46,600           466,000
Univision Communications, Inc., Class A * (a)           3,800           119,320
                                                                     ----------
                                                                        861,602
CABLE AND TELEVISION - 4.46%
Comcast Corp., Class A * (a)                           11,700           283,140
Viacom, Inc., Class B *                                 7,630           338,543
                                                                     ----------
                                                                        621,683

CELLULAR COMMUNICATIONS - 7.30%
AT&T Wireless Services, Inc. *                         19,600           114,660
China Unicom, Ltd. *                                  130,000           100,003
Leap Wireless International, Inc. * (a)                11,300            12,204
Nextel Communications, Inc., Class A * (a)             30,700            98,547
Nextel Partners, Inc., Class A * (a)                   11,000            33,110
Telecom Italia Mobile SPA *                            78,000           319,087
Vodafone Group PLC                                    239,200           328,227
Western Wireless Corp., Class A * (a)                   3,510            11,232
                                                                     ----------
                                                                      1,017,070

COMPUTERS & BUSINESS EQUIPMENT - 5.99%
Brocade Communications Systems, Inc. * (a)              7,200           125,856
Cisco Systems, Inc. *                                  34,200           477,090
Extreme Networks, Inc. * (a)                           16,950           165,601
Intel Corp. *                                           3,600            65,772
                                                                     ----------
                                                                        834,319

ELECTRONICS - 3.29%
L-3 Communications Holdings, Inc. * (a)                 5,630           304,020
Polycom, Inc. * (a)                                     8,600           103,114
Samsung Electronics, Ltd., 144A, GDR                      370            50,801
                                                                     ----------
                                                                        457,935

INTERNET CONTENT - 0.10%
Critical Path, Inc. *                                  13,100            13,362
                                                                     ----------

LEISURE TIME - 2.67%
AOL Time Warner, Inc. *                                16,500           242,715
USA Interactive * (a)                                   5,500           128,975
                                                                     ----------
                                                                        371,690

SEMICONDUCTORS - 1.21%
Broadcom Corp., Class A * (a)                           4,000            70,160
PMC-Sierra, Inc. * (a)                                  5,000            46,350
Texas Instruments, Inc. *                               2,200            52,140
                                                                     ----------
                                                                        168,650

SOFTWARE - 1.80%
AsiaInfo Holdings, Inc. * (a)                           3,400            45,050
BEA Systems, Inc. *                                     5,800            55,158
Symantec Corp. * (a)                                    4,600           151,110
                                                                     ----------
                                                                        251,318


TELECOMMUNICATIONS EQUIPMENT & SERVICES - 16.98%
Allegiance Telecom, Inc. * (a)                          6,500            11,895
Amdocs, Ltd. *                                         10,700            80,785
AT&T Corp. *,                                          10,300           110,210
BCE, Inc.                                              15,600           271,077
KT Corp., ADR (a)                                      15,100           326,915
Lucent Technologies, Inc. * (a)                        10,200            16,932
Motorola, Inc. *                                       12,800           184,576
Nokia Corp., ADR (a)                                   15,800           228,784
Portugal Telecom SGPS SA, ADR (a)                      31,500           223,965
Powerwave Technologies, Inc. * (a)                     11,700           107,172
QUALCOMM, Inc. * (a)                                    3,200            87,968
RF Micro Devices, Inc. *                               11,600            88,392
Tekelec * (a)                                           5,100            40,953
Time Warner Telecom, Inc., Class A * (a)               55,100            92,568
Tollgrade Communications, Inc. * (a)                    3,300            48,411
Verizon Communications, Inc. *                         11,100           445,665
                                                                     ----------
                                                                      2,366,268

TELEPHONE - 13.85%
BellSouth Corp.                                        14,000           441,000
Broadwing, Inc. * (a)                                  31,900            82,940
CenturyTel, Inc. (a)                                   14,100           415,950
Qwest Communications International, Inc. *             26,800            75,040
SBC Communications, Inc.                               14,000           427,000
Telefonos de Mexico SA, ADR, Class L * (a)             15,200           487,616
                                                                     ----------
                                                                      1,929,546


TOTAL COMMON STOCK
(Cost: $13,729,954)                                                  $8,998,783
                                                                     ----------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 21.13%
Navigator Securities Lending Trust, 1.95%,         $2,943,674       $ 2,943,674
                                                                    -----------
REPURCHASE AGREEMENTS - 14.28%
Repurchase Agreement with State
   Street Corp., dated 06/28/2002
   at 1.80%, to be repurchased at
   $1,990,299 on 07/01/2002,
   collateralized by $2,005,000
   U.S. Treasury Notes, 2.75% due
   09/30/2003 (valued at $2,030,063
   including interest)                             $1,990,000       $ 1,990,000
                                                                    -----------
TOTAL INVESTMENTS (TELECOMMUNICATIONS TRUST)
(Cost: $18,663,628)                                                 $13,932,457
                                                                    ===========

SCIENCE & TECHNOLOGY TRUST

                                                       SHARES            VALUE
                                                       ------            -----
COMMON STOCK - 87.51%
BIOTECHNOLOGY - 1.53%
Cephalon, Inc. * (a)                                   48,000        $2,169,600
Genentech, Inc. *                                      43,000         1,440,500
Immunex Corp. *                                        67,000         1,496,780
MedImmune, Inc. *                                      85,000         2,244,000
                                                                     ----------
                                                                      7,350,880
BROADCASTING - 0.25%
Clear Channel Communications, Inc. *                   37,000         1,184,740
                                                                     ----------
BUSINESS SERVICES - 8.68%
Accenture, Ltd., Class A *                             96,000         1,824,000
Certegy, Inc. *                                       239,500         8,887,845

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                       ------            -----
BUSINESS SERVICES - CONTINUED
Electronic Data Systems Corp. *                        50,000      $  1,857,500
First Data Corp.                                      388,000        14,433,600
Fiserv, Inc. *                                        144,000         5,286,240
Paychex, Inc. *                                       208,000         6,508,320
SunGuard Data Systems, Inc. *                         111,000         2,939,280
                                                                   ------------
                                                                     41,736,785

CABLE AND TELEVISION - 2.50%
Comcast Corp., Class A, Non Voting Stock *            188,000         4,481,920
Viacom, Inc., Class B *                               170,000         7,542,900
                                                                   ------------
                                                                     12,024,820

CELLULAR COMMUNICATIONS - 1.02%
Vodafone Group PLC, ADR (a)                           360,000         4,914,000
                                                                   ------------

CHEMICALS - 0.40%
Cabot Microelectronics Corp. * (a)                     44,000         1,899,040
                                                                   ------------

COMPUTERS & BUSINESS EQUIPMENT - 14.02%
Brocade Communications Systems, Inc. *                419,000         7,324,120
Cisco Systems, Inc. *                               2,114,100        29,491,695
Dell Computer Corp. *                                 483,400        12,636,076
EMC Corp. *                                           490,000         3,699,500
IBM Corp.                                              99,000         7,128,000
Lexmark International Group, Inc., Class A *           60,000         3,264,000
Network Appliance, Inc. * (a)                         310,000         3,856,400
                                                                   ------------
                                                                     67,399,791

ELECTRICAL EQUIPMENT - 0.76%
Flextronics International, Ltd. *                     513,000         3,657,690
                                                                   ------------

ELECTRONICS - 4.56%
Analog Devices, Inc. *                                507,000        15,057,900
Celestica, Inc. *                                     184,000         4,178,640
Sanmina-SCI Corp. *                                   427,000         2,694,370
                                                                   ------------
                                                                     21,930,910

FINANCIAL SERVICES - 2.92%
Concord EFS, Inc. *                                   466,000        14,045,240
                                                                   ------------

HEALTHCARE PRODUCTS - 0.33%
Johnson & Johnson                                      30,000         1,567,800
                                                                   ------------

INDUSTRIAL MACHINERY - 1.03%
Cognex Corp. *                                        247,000         4,952,350
                                                                   ------------

INTERNET RETAIL - 0.31%
eBay, Inc. *                                           24,000         1,478,880
                                                                   ------------

INTERNET SOFTWARE - 2.41%
Internet Security Systems, Inc. * (a)                  85,000         1,115,200
Openwave Systems, Inc. *                            1,012,000         5,677,320
VeriSign, Inc. * (a)                                  667,000         4,795,730
                                                                   ------------
                                                                     11,588,250

LEISURE TIME - 2.46%
AOL Time Warner, Inc. *                               805,000        11,841,550
                                                                   ------------

PHARMACEUTICALS - 2.67%
Bristol-Myers Squibb Company *                         85,000         2,184,500
Eli Lilly & Company *                                  50,000         2,820,000
Pfizer, Inc. *                                        121,000         4,235,000
Schering-Plough Corp.                                  43,000         1,057,800
Wyeth *                                                49,000         2,508,800
                                                                   ------------
                                                                     12,806,100

SEMICONDUCTORS - 15.03%
Agere Systems, Inc., Class A *                        852,000         1,192,800
Altera Corp. *                                        360,000         4,896,000
Applied Materials, Inc. *                             337,000         6,409,740
ASML Holding NV * (a)                                  62,000           937,440
Genesis Microchip, Inc. * (a)                         112,000           934,080
Intersil Corp., Class A * (a)                          62,000         1,325,560
KLA-Tencor Corp. * (a)                                 97,000         4,267,030
Linear Technology Corp.                               163,000         5,123,090
Maxim Integrated Products, Inc. *                     433,000        16,596,890
Microchip Technology, Inc. *                          151,000         4,141,930
Novellus Systems, Inc. *                              100,000         3,400,000
QLogic Corp. *                                        186,000         7,086,600
Texas Instruments, Inc. *                             434,000        10,285,800
Xilinx, Inc. *                                        251,000         5,629,930
                                                                   ------------
                                                                     72,226,890

SOFTWARE - 21.10%
Adobe Systems, Inc. *                                 402,300        11,465,550
Citrix Systems, Inc. *                                276,800         1,671,872
Electronic Arts, Inc. *                               191,000        12,615,550
Informatica Corp. * (a)                               443,000         3,140,870
Mercury Interactive Corp. * (a)                       334,000         7,668,640
Microsoft Corp. *                                     677,000        37,031,900
Networks Associates, Inc. * (a)                       182,000         3,507,140
Oracle Corp. *                                        453,000         4,289,910
SAP AG                                                 24,000         2,348,057
Siebel Systems, Inc. *                                425,000         6,043,500
VERITAS Software Corp. *                              586,500        11,606,834
                                                                   ------------
                                                                    101,389,823

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 5.53%
CIENA Corp. *                                         679,731         2,848,073
JDS Uniphase Corp. *                                  877,000         2,341,590
Nokia Corp., ADR                                      513,000         7,428,240
QUALCOMM, Inc. *                                      480,000        13,195,200
Sonus Networks, Inc. * (a)                            375,000           757,500
                                                                   ------------
                                                                     26,570,603

TOTAL COMMON STOCK
(Cost: $659,375,442)                                               $420,566,142
                                                                   ------------

                                                    PRINCIPAL
                                                     AMOUNT               VALUE
                                                     ------               -----
SHORT TERM INVESTMENTS - 11.09%
Navigator Securities Lending Trust, 1.95%          $28,089,069     $ 28,089,069
T. Rowe Price Reserve Investor Fund,                25,192,922       25,192,922
                                                                   ------------
                                                                   $ 53,281,991

REPURCHASE AGREEMENTS - 1.40%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85% to be
   repurchased at $6,738,477 on
   07/01/2002, collateralized by
   $6,875,000 U.S. Treasury Bonds, 5.375%
   due 02/15/1931 (valued at $6,874,340,
   including interest)                             $6,738,000      $  6,738,000
                                                                   ------------
TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
(Cost: $719,395,433)                                               $480,586,133
                                                                   ============

INTERNATIONAL SMALL CAP TRUST

                                                      SHARES            VALUE
COMMON STOCK - 91.87%
AUSTRALIA - 0.82%
Flight Centre, Ltd.                                    26,700      $    409,661
Newcrest Mining, Ltd.                                 106,400           454,107
Transurban Group *                                    142,081           335,994
                                                                   ------------
                                                                      1,199,762


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                       ------            -----
AUSTRIA - 0.02%
Wolford AG *                                            2,400        $   35,250
                                                                   ------------

CANADA - 10.19%
Agnico-Eagle Mines, Ltd.                               42,200           614,091
Angiotech Pharmaceuticals, Inc. *                      13,800           515,126
Aur Resources, Inc. *                                 113,600           350,068
Bema Gold Corp. *                                     290,125           385,891
Canadian 88 Energy Corp. *                            386,650           695,038
Canadian Tire Corp., Ltd. *                            13,600           279,486
CHC Helicopter Corp., Class A *                        66,251         1,505,011
Compton Petroleum Corp. *                             129,775           337,533
CoolBrands International, Inc. *                      166,875           785,643
Cott Corp. *                                           37,975           719,142
Dorel Industry, Inc. *                                 45,075         1,120,420
Eldorado Gold Corp. *                               1,030,225           820,815
Gildan Activewear, Inc., Class A *                     26,125           586,940
Kinross Gold Corp. *                                  513,675         1,149,993
Mega Blocks, Inc. *                                    10,400           134,563
Mega Blocks, Inc., 144A *                              78,000         1,009,218
Meridian Gold, Inc. *                                  68,000         1,105,946
Norske Skog Canada, Ltd. *                            171,500           835,649
Open Text Corp. *                                      18,675           366,217
Pan American Silver Corp. *                            72,375           540,641
Tesco Corp. *                                          38,450           426,603
Wheaton River Minerals, Ltd. *                        649,525           628,697
                                                                   ------------
                                                                     14,912,731

CAYMAN ISLANDS - 0.64%
Tingyi Holding Corp.                                3,084,000           939,069
                                                                   ------------

CHINA - 1.43%
AsiaInfo Holdings, Inc. *                              17,600           233,200
China Eastern Airlines Corp., Ltd.,
   H Shares                                         4,292,000           720,859
People's Food Holdings, Ltd.                          862,000           614,930
United Food Holdings. Ltd.                          1,367,000           530,160
                                                                   ------------
                                                                      2,099,149

DENMARK - 1.25%
Auriga Industries AS                                   53,800           542,645
Carlsberg AS, B Shares                                 24,550         1,283,711
                                                                   ------------
                                                                      1,826,356

FINLAND - 1.32%
Huhtamaki Oyj                                           9,450           428,412
M-real Oyj, B Shares                                  155,500         1,500,652
                                                                   ------------
                                                                      1,929,064

FRANCE - 1.27%
Bonduelle SCA                                           1,676           115,648
Buffalo Grill SA                                       11,855           188,847
Norbert Dentressangle                                  15,625           418,173
Remy Cointreau SA                                      35,600         1,140,513
                                                                   ------------
                                                                      1,863,181

GERMANY - 1.32%
Jenoptik AG                                             9,825           186,727
Leoni AG                                               31,925         1,062,115
Puma AG                                                 9,500           686,801
                                                                   ------------
                                                                      1,935,643

GREECE - 2.36%
Hellenic Petroleum SA                                  75,450           458,149
Hyatt Regency Hotel                                   138,845           886,895
Intralot SA                                            41,155           808,125
Techniki Olympiaki SA                                 296,490         1,297,657
                                                                   ------------
                                                                      3,450,826

HONG KONG - 9.93%
Bossini International Holdings, Ltd. *              4,458,000           320,072
Cofco International, Ltd.                           1,844,000           561,492
Cosco Pacific, Ltd.                                 1,988,000         1,593,000
Dah Sing Financial Group                              201,200           980,236
Dream International, Ltd. *                         2,374,000           532,645
Far East Pharmaceutical Technology
   Company, Ltd.                                    1,232,000           375,140
First Pacific Company, Ltd. *                       5,154,000           964,754
Fong's Industries Company, Ltd.                     2,028,000           317,210
Global Green Tech Group, Ltd.                       2,678,000           672,955
Hopewell Holdings, Ltd.                               435,000           295,586
Kerry Properties, Ltd.                                369,000           387,935
Kin Yat Holdings, Ltd.                              1,100,000           275,009
Kingmaker Footwear Holdings, Ltd.                   1,224,000           400,167
Mainland Headwear Holdings, Ltd.                      890,000           308,087
Midland Realty Holdings, Ltd.                       2,166,000           202,722
Next Media, Ltd. *                                  1,908,000           513,709
Ngai Lik Industrial Holding, Ltd.                   2,498,000           896,747
Proview International Holdings, Ltd. *              1,556,000           135,656
Shandong International Power Development
   Company, Ltd., Class H                           3,790,000         1,020,417
Shanghai Industrial Holdings, Ltd. *                  177,000           342,665
Shanghai Real Estate, Ltd.                          4,794,000           762,147
Shangri-La Asia, Ltd.                                 584,000           482,939
Tack Fat Group International, Ltd. *                6,152,000           433,809
Texwinca Holdings, Ltd.                               480,000           409,244
The HongKong & Shanghai Hotels, Ltd. *              1,373,000           638,113
Water Oasis Group, Ltd. *                           1,572,000           191,468
Wing Lung Bank, Ltd.                                  117,200           515,396
                                                                   ------------
                                                                     14,529,320

INDONESIA - 2.29%
Aneka Tambang *                                     2,873,000           370,954
Astra Otoparts *                                    2,266,000           520,142
Citra Marga Nusaphala Persada *                     4,273,000           188,810
Indofoods Sukses Makmur *                           3,597,500           443,856
Kalbe Farma *                                       8,806,500           414,400
Semen Gresik (Persero) *                              883,500           851,762
United Tractors *                                   9,006,500           568,527
                                                                   ------------
                                                                      3,358,451

IRELAND - 0.58%
First Active PLC *                                    180,800           855,473
                                                                   ------------
ITALY - 4.49%
Cassa di RiSPArmio Firenze SPA *                      457,524           603,444
Davide Campari-Milano Group SPA *                      36,725         1,212,756
De'Longhi SPA *                                       109,250           586,928
Granitifiandre SPA                                     98,150           744,018
Merloni (Arnoldo) Editore SPA                         126,750         1,383,128
Mondadori (Arnoldo) Editore SPA                       138,762           917,825
SABAF SPA                                              24,100           352,785
Saeco International Group SPA *                       248,000           765,178
                                                                   ------------
                                                                      6,566,062

JAPAN - 17.32%
Asics Corp. *                                         513,000           517,858
Belluna Company,  Ltd.                                  9,900           386,535
C Two-Network Company, Ltd.                            12,200           384,733
C&S Company, Ltd.                                      36,100           861,352
Cawachi, Ltd.                                           6,900           610,187
Chiyoda Company, Ltd.                                  49,300           495,200
Coca-Cola West Japan Company, Ltd.                     26,900           502,699
Diamond Lease Company, Ltd.                            43,500           900,013
Don Quijote Company, Ltd.                               8,100           779,827
Doshisha Company, Ltd.                                 70,100         1,096,546
Eneserve Corp.                                         17,204           773,617


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                      ------            -----
JAPAN - CONTINUED
Enplas Corp.                                            8,200        $  244,909
Fuji Oil Company                                       42,000           420,123
Hokuetsu Paper Mills, Ltd.                            168,000         1,060,994
Hokuto Corp.                                           31,140           810,552
Intelligent Wave, Inc.                                    123           309,899
Izumi Company, Ltd.                                    24,000           368,014
Japan Cash Machine Company, Ltd.                       16,000           265,632
Kawasaki Heavy Industries, Ltd. *                     441,000           562,908
Kenwood Corp. *                                       734,000           728,703
Kokuyo Company, Ltd.                                   39,000           410,937
Komeri Company, Ltd.                                    8,500           247,487
Kubotek Corp. *                                           228           680,966
LeoPalace21 Corp. *                                    66,000           468,027
Mars Engineering Corp.                                 12,200           376,590
MiniStop Company, Ltd.                                 35,600           536,680
NIC Corp.                                              54,300           751,996
NEC Soft, Ltd.                                          3,600           387,436
Nippon Shokubai Company, Ltd.                         165,000           828,682
Nipro Corp.                                            45,000           735,452
Nishimatsuya Chain Company, Ltd.                       23,000           748,342
Nissen Company, Ltd.                                   24,000           436,491
Nitori Company, Ltd.                                   16,200           652,784
Nitto Electric Works, Ltd.                             80,400           637,217
Parco Company, Ltd.                                    81,000           402,753
Plenus Company, Ltd.                                   15,500           638,802
Round One Corp. *                                         252           374,221
Ryohin Keikaku Company, Ltd.                           34,600           865,974
Sanyo Shokai, Ltd.                                    101,000           560,339
Seikoh Giken Company, Ltd.                              8,700           248,955
Showa Corp.                                            58,000           483,878
Taisei Lamick Company, Ltd.                            26,300           800,859
The Goodwill Group, Inc. *                                229           781,387
Toshiba Tungaloy Company, Ltd.                         83,000           211,888
                                                                   ------------
                                                                     25,348,444

SOUTH KOREA - 3.40%
Hankuk Electric Glass Company, Ltd.                     5,460           313,621
Hanyil Company, Ltd.                                    8,684           155,200
Kook Soon Dank Company, Ltd.                           15,717           565,707
LG Home Shopping, Inc.                                  2,980           326,983
Locus Holdings, Inc. *                                 44,670           395,458
Lotte Chilsung Beverage Company, Ltd.                     650           448,462
Pantech Company, Ltd.                                  73,660           624,549
Pulmuone Company, Ltd.                                 15,300           400,623
Shima Seiki Manufacturing Company, Ltd.                16,500           379,927
Shinmoorim Paper Manufacturing
   Company, Ltd. *                                    139,890           741,894
Sindo Ricoh Company                                     7,160           349,965
Woongjin Coway Company, Ltd.                           34,620           273,392
                                                                   ------------
                                                                      4,975,781

MALAYSIA - 2.99%
APM Automotive Holdings                               823,000           710,379
Arab-Malaysian Corp. *                              1,991,000           686,371
Malaysia Mining Corp.                                 677,000           534,474
MBM Resources                                         274,000           374,947
RHB Capital Berhad                                  2,169,000         1,341,355
Road Builder Holdings Berhad                          292,000           414,947
TA Enterprise Berhad                                1,546,000           317,337
                                                                   ------------
                                                                      4,379,810

MEXICO - 0.22%
Organiz Soriana SA, Series B                           58,200           144,741
TV Azteca SA, ADR *                                    25,575           174,166
                                                                   ------------
                                                                        318,907

                                                      SHARES            VALUE
                                                      ------            -----
NETHERLANDS - 0.96%
CSM NV                                                 36,875      $    884,384
Nutreco Holding NV                                     15,456           525,329
                                                                   ------------
                                                                      1,409,713

NORWAY - 1.11%
Ekornes ASA                                            26,150           328,491
Golar LNG, Inc. *                                     113,000           690,966
Hydralift ASA                                          81,475           606,503
                                                                   ------------
                                                                      1,625,960

PHILIPPINES - 0.04%
Bank of the Philippine Islands *                       54,900            52,364
                                                                   ------------

SINGAPORE - 0.74%
Cycle & Carriage, Ltd.                                403,000         1,081,512
                                                                   ------------

SOUTH AFRICA - 0.52%
Randgold & Exploration Company, Ltd. *                135,600           753,936
                                                                   ------------

SPAIN - 0.60%
Enagas *                                               66,050           415,394
Viscofan Envolturas Celulosicas                        61,016           469,143
                                                                   ------------
                                                                        884,537

SWEDEN - 3.95%
Capio AB *                                            135,700         1,148,964
Elekta, Series B *                                    145,900         1,631,265
Getinge AB, Class B                                    19,400           379,058
Nobel Biocare AB                                       12,125           810,764
Swedish Match AB                                      219,500         1,810,840
                                                                   ------------
                                                                      5,780,891

SWITZERLAND - 2.86%
Lindt & Spruengli                                         100           630,238
Logitech International SA *                             9,875           458,163
Rieter Holdings AG                                      1,325           310,928
Saurer AG *                                            39,800         1,174,120
SEZ Holding AG *                                        6,650           242,994
Societe Generale de Surveillance Holding SA *           4,300         1,369,427
                                                                   ------------
                                                                      4,185,870

TAIWAN - 0.96%
Gigabyte Technology Company, Ltd.                     205,000           435,648
Nien Made Enterprise Company, Ltd. *                   57,980            96,315
Tong Yang Industry Company, Ltd.                    1,351,000           869,396
                                                                   ------------
                                                                      1,401,359

THAILAND - 4.71%
Asian Property Development PLC *                    1,816,375         1,977,646
BEC World                                              80,400           464,292
Ch. Karnchang *                                       218,075           117,538
Hemaraj Land & Developmentt *                       3,079,450           470,513
Home Product Center *                               2,016,650           142,660
Italian-Thai Development PLC *                      1,304,200           957,125
Kiatnakin Finance PLC                                 738,525           533,103
Shin Corp. *                                        1,892,950           637,663
Supalai *                                             741,750           339,106
Thai Film Industries PLC *                          2,789,925           402,780
TISCO Finance *                                     1,437,600           857,856
                                                                   ------------
                                                                      6,900,282

UNITED KINGDOM - 12.78%
Arena Leisure PLC *                                   742,375           316,921
Autonomy Corp. PLC *                                   89,650           362,215
Avon Rubber PLC                                       141,725           361,720
Babcock International Group PLC                       132,375           242,191
Cranswick PLC                                          98,300         1,491,238
De Vere Group PLC                                     138,823           745,031
ebookers PLC *                                        211,904           920,777
Enterprise Inns PLC                                    65,800           516,658

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                      ------            -----
UNITED KINGDOM - CONTINUED
Eyretel PLC *                                         371,325      $    243,441
First Choice Holidays PLC *                           410,425           657,042
Garban PLC *                                          117,150         1,494,096
Hit Entertainment PLC                                 419,325         1,718,184
John Wood Group PLC *                                 469,500         1,503,229
Lastminute.com PLC *                                  955,075         1,371,990
Marylebone Warwick Balfour Group PLC                  180,900           253,745
Matalan PLC                                           112,600           535,628
NHP PLC *                                             874,706         1,010,218
Paddy Power PLC                                       235,715         1,231,487
PIC International Group PLC *                         114,000            87,114
SFI Group PLC                                         476,025         1,422,513
The Berkeley Group PLC *                               26,150           287,348
The Wireless Group PLC *                              207,400           237,159
Warthog PLC *                                         166,100            75,973
Yorkshire Water PLC *                                 124,800           812,480
Yule Catto & Company PLC                              174,025           805,268
                                                                   ------------
                                                                     18,703,666

UNITED STATES - 0.80%
Japan Smaller Capitalization Fund, Inc. *             123,075           983,369
                                                                   ------------
                                                                      1,174,119

TOTAL COMMON STOCK
(Cost: $133,111,511)                                               $134,477,488
                                                                   ------------

PREFERRED STOCK - 0.42%
GERMANY - 0.42%
Escada AG                                              33,800      $    616,723
                                                                   ------------

TOTAL PREFERRED STOCK
(Cost: $724,019)                                                   $    616,723
                                                                   ------------

WARRANTS - 0.00%
THAILAND - 0.00%
Home Product Center PCL                             1,008,325      $          0
                                                                   ------------

TOTAL WARRANTS
(Cost: $0)                                                         $          0
                                                                   ------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
REPURCHASE AGREEMENTS - 7.71%
Repurchase Agreement with State
   Street Corp. dated 06/28/2002 at
   0.85%, to be repurchased at
   $11,284,799 on 07/01/2002,
   collateralized by $9,815,000
   U.S. Treasury Bonds 10.375% due
   11/15/2009 (valued at
   $11,514,821 including interest)                 $11,284,000     $ 11,284,000
                                                                   ------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP
Trust)  (Cost: $145,119,530)                                       $146,378,211
                                                                   ============

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Food & Beverages                          10.29%
Retail Trade                               6.82%
Financial Services                         5.03%
Business Services                          4.38%
Hotels & Restaurants                       4.32%

HEALTH SCIENCES TRUST

                                                      SHARES             VALUE
COMMON STOCK - 84.11%
BIOTECHNOLOGY - 20.75%
Amgen, Inc. *                                          21,200      $    887,856
Biogen, Inc. *                                          5,200           215,436
Cephalon, Inc. *                                       69,500         3,141,400
Exelixis, Inc. * (a)                                   36,400           274,092
Genentech, Inc. *                                      41,700         1,396,950
Gilead Sciences, Inc. * (a)                            67,100         2,206,248
Human Genome Sciences, Inc. * (a)                      18,600           249,240
IDEC Pharmaceuticals Corp. * (a)                       29,400         1,042,230
Invitrogen Corp. * (a)                                  3,200           102,432
Medicines Company * (a)                                55,700           686,781
MedImmune, Inc. *                                      88,300         2,331,120
Millennium Pharmaceuticals, Inc. *                      9,200           111,780
Neurocrine Biosciences, Inc. * (a)                     29,900           856,635
Regeneration Technologies, Inc. *                       7,600            45,904
Serologicals Corp. *                                    1,300            23,777
Telik, Inc. * (a)                                      27,100           338,750
Transkaryotic Therapies, Inc. * (a)                     9,500           342,475
Trimeris, Inc. * (a)                                   62,300         2,765,497
Visible Genetics, Inc. * (a)                            3,200             6,112
                                                                   ------------
                                                                     17,024,715
CHEMICALS - 0.67%
Waters Corp. * (a)                                     20,600           550,020
                                                                   ------------

DRUGS & HEALTH CARE - 4.52%
Alkermes, Inc. *                                       74,000         1,184,740
Cardinal Health, Inc. *                                12,700           779,907
CV Therapeutics, Inc. * (a)                            20,900           389,158
Diversa Corp. * (a)                                     7,600            75,620
Durect Corp. *                                         16,750           134,000
ImClone Systems, Inc. * (a)                            37,900           329,541
Intrabiotics Pharmaceuticals, Inc. *                    8,200            10,660
NeoRx Corp. *                                          20,100            24,120
Onyx Pharmaceuticals, Inc. * (a)                        2,000            11,540
Scios, Inc. * (a)                                       9,200           281,612
Sepracor, Inc. *                                       10,200            97,410
Versicor, Inc. * (a)                                   28,700           386,015
                                                                   ------------
                                                                      3,704,323

HEALTHCARE PRODUCTS - 8.82%
Abbott Laboratories,                                   16,000           602,400
Advanced Neuromodulation Systems, Inc. *               34,400         1,049,200
Aspect Medical Systems, Inc. *                         35,000           133,000
Baxter International, Inc. *                           31,800         1,413,510
Boston Scientific Corp. *                              16,600           486,712
Cytyc Corp. *                                           4,700            35,814
EPIX Medical, Inc. *                                   24,450           257,948
Esperion Therapeutics, Inc. *                           5,800            31,494
Fischer Imaging Corp. *                                42,300           359,770
Guidant Corp. *                                        16,300           492,749
Johnson & Johnson                                      11,100           580,086
Patterson Dental Company * (a)                         10,800           543,564
Sanofi-Synthelabo SA                                   12,900           783,316
St. Jude Medical, Inc. *                                6,200           457,870
XOMA, Ltd. *                                            2,200             8,778
                                                                   ------------
                                                                      7,236,211

HEALTHCARE SERVICES - 16.57%
Accredo Health, Inc. *                                  7,700           355,278
AmerisourceBergen Corp. (a)                            15,900         1,208,400
HCA-The Healthcare Company *                           27,900         1,325,250
Laboratory Corp. of America Holdings * (a)             52,800         2,410,320
Omnicare, Inc. *                                       65,500         1,720,030
Radiologix Inc. *                                      27,700           422,425

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----
HEALTHCARE SERVICES - CONTINUED
UnitedHealth Group, Inc. *                             48,200      $  4,412,710
Wellpoint Health Networks, Inc., Class A *             22,400         1,742,944
                                                                   ------------
                                                                     13,597,357

INSURANCE - 4.03%
Anthem, Inc. *                                         49,000         3,306,520

LIFE SCIENCES - 2.01%
Forest Laboratories, Inc. *                            11,900           842,520
Protein Design Laboratories, Inc. * (a)                15,400           167,244
Symyx Technologies, Inc. *                             45,700           636,144
                                                                   ------------
                                                                      1,645,908

MEDICAL-HOSPITALS - 4.99%
Community Health Systems, Inc. *                        6,900           184,920
Davita, Inc. *                                          9,100           216,580
Deltagen, Inc. * (a)                                   62,500           153,125
Tenet Healthcare Corp. *                               38,300         2,740,365
Triad Hospitals, Inc. * (a)                            18,800           796,744
                                                                   ------------
                                                                      4,091,734

PHARMACEUTICALS - 21.75%
Abgenix, Inc. * (a),                                   37,600           368,480
Allergan, Inc. *                                       38,200         2,549,850
Cubist Pharmaceuticals, Inc. * (a)                     24,400           229,604
Eli Lilly & Company *                                  19,600         1,105,440
Fujisawa Pharmaceutical Company, Ltd.                   7,700           184,366
Guilford Pharmaceuticals, Inc. *                       35,700           269,178
Inkine Pharmaceutical, Inc. * (a)                       8,250             7,012
Isis Pharmaceuticals, Inc. *                            6,700            63,717
King Pharmaceuticals, Inc. *                            4,700           104,575
Ligand Pharmaceuticals, Inc., Class B *(a)              4,550            65,975
Noven Pharmaceuticals, Inc. *                          16,300           415,650
NPS Pharmaceuticals, Inc. * (a)                        50,900           779,788
OSI Pharmaceuticals, Inc. * (a)                        37,000           888,740
Pfizer, Inc. *                                        111,400         3,899,000
Pharmacia Corp. *                                      50,700         1,898,715
Regeneron Pharmaceuticals, Inc. * (a)                  13,600           197,336
Salix Pharmaceuticals, Ltd. *                           8,400           128,184
Teva Pharmaceutical Industries, Ltd., ADR              10,700           714,546
Triangle Pharmaceuticals, Inc. *                       32,500            88,075
Vertex Pharmaceuticals, Inc. *                         27,104           441,253
ViroPharma, Inc. * (a)                                 14,300            20,449
Women First Healthcare, Inc. *                         11,400            88,920
Wyeth *                                                65,200         3,338,240
                                                                   ------------
                                                                     17,847,093

TOTAL COMMON STOCK
(Cost: $78,923,562)                                                $ 69,003,881
                                                                   ------------

                                                    PRINCIPAL
                                                     AMOUNT             VALUE
SHORT TERM INVESTMENTS - 15.10%
Navigator Securities Lending
   Trust, 1.95%                                    $9,847,173      $  9,847,173
T. Rowe Price Reserve Investor                        415,544           415,544
United States Treasury Bills,
   1.65% due 09/05/2002                             2,100,000         2,093,679
                                                                   ------------
                                                                   $ 12,384,896
REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85% to be
   repurchased at $463,033 on 07/01/2002,
   collateralized by $400,000 U.S. Treasury
   Bonds, 7.25% due 05/15/2016 (valued at
   $475,092, including interest)                   $  463,000      $    463,000
                                                                   ------------

PUT OPTIONS
   NUMBER OF                               EXPIRATION/
   CONTRACTS                              STRIKE PRICE               VALUE
   ---------                              ------------               -----
      93       Amgen, Inc.              October 2002/ $40.00       $  34,410
      187      Genentech, Inc.          August 2002/ $30.00           30,855
      40       IDEC Pharmaceuticals      July 2002/ $45.00            39,200
               Corp.
      83       ImClone Systems, Inc.    August 2002/ $12.50           37,350
      235      Medimmune, Inc.           July 2002/ $25.00            45,825
                                                                   ---------
                                                                     187,640

TOTAL PUT OPTIONS
(Cost:$169,149)

CALL OPTIONS
   NUMBER OF                            EXPIRATION/
   CONTRACTS                           STRIKE PRICE                VALUE
   ---------                           ------------                -----
      110      Bristol Myers          September 2002/
               Squibb Company             $45.00                   550
      72       Genentech, Inc.          June 2002/
                                           $55.00                  360
                                                                   ---
                                                                   910

TOTAL CALL OPTIONS
(Cost:$2,726)

TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
(Cost: $91,914,590)                                                $ 82,011,827
                                                                   ------------

AGGRESSIVE GROWTH TRUST

                                                       SHARES            VALUE
                                                       ------            -----
COMMON STOCK - 82.77%
ADVERTISING - 0.33%
DoubleClick, Inc. *                                    36,800        $  273,056
Lamar Advertising Company, Class A *                   21,000           781,410
                                                                   ------------
                                                                      1,054,466

AEROSPACE - 0.26%
Aeroflex, Inc. *                                       62,600           435,070
Integrated Defense Technologies, Inc. * (a)            13,000           382,590
                                                                   ------------
                                                                        817,660

AIR TRAVEL - 0.09%
Frontier Airlines, Inc. *                              34,100           277,233
                                                                   ------------

APPAREL & TEXTILES - 1.15%
Cintas Corp.                                           25,500         1,260,465
Pacific Sunwear of California, Inc.*                   70,100         1,554,117
The Gymboree Corp. *                                   51,600           826,632
                                                                   ------------
                                                                      3,641,214

AUTO PARTS - 1.12%
AutoZone, Inc. *                                       13,100         1,012,630
Gentex Corp. *                                         51,100         1,403,717
Superior Industries International, Inc.                24,000         1,110,000
                                                                   ------------
                                                                      3,526,347

AUTO SERVICES - 0.20%
Copart, Inc. *                                         39,800           645,954
                                                                   ------------
AUTOMOBILES - 0.39%
Lear Corp. *                                           16,100           744,625
Monaco Coach Corp. *                                   22,700           483,510
                                                                   ------------
                                                                      1,228,135

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
BANKING - 2.85%
Digital Insight Corp. *                                13,400        $  220,430
Doral Financial Corp.                                  36,800         1,228,752
Greater Bay Bancorp (a)                                19,200           590,592
Investors Financial Services Corp.                     63,000         2,113,020
Prosperity Bancshares, Inc.                            35,400           644,953
Silicon Valley Bancshares *                            20,400           537,744
Southwest BanCorp of Texas, Inc. * (a)                 49,000         1,774,780
Sterling Bancshares, Inc.                              22,700           335,279
TCF Financial Corp.                                    17,900           878,890
UCBH Holdings, Inc.                                     9,300           353,493
Whitney Holding Corp.                                  10,650           327,381
                                                                   ------------
                                                                      9,005,314

BIOTECHNOLOGY - 1.45%
Affymetrix, Inc. * (a)                                 26,500           635,735
Cephalon, Inc. * (a)                                    9,400           424,880
Charles River Laboratories International,              23,300           816,665
   Inc. *
Covance, Inc. *                                        19,900           373,125
CTI Molecular Imaging, Inc. *                          15,500           355,570
Integra Lifesciences Holdings, Inc. *                  17,600           382,800
Invitrogen Corp. *                                      8,400           268,884
Sangstat Medical Corp. *                               44,400         1,020,312
Transkaryotic Therapies, Inc. * (a)                     8,500           306,425
                                                                   ------------
                                                                      4,584,396

BROADCASTING - 1.59%
Cox Radio, Inc., Class A *                             14,000           337,400
Entercom Communications Corp. *                         8,100           371,790
Entravision Communications Corp., Class A *            59,200           725,200
Hispanic Broadcasting Corp. *                          33,300           869,130
Radio One, Inc., Class A *                             32,500           483,275
Radio One, Inc., Class D * (a)                         39,000           579,930
Univision Communications, Inc., Class A * (a)          25,500           800,700
Westwood One, Inc. *                                   25,600           855,552
                                                                   ------------
                                                                      5,022,977

BUILDING MATERIALS & CONSTRUCTION - 0.73%
Jacobs Engineering Group, Inc. *                       66,400         2,309,392
                                                                   ------------

BUSINESS SERVICES - 8.46%
Administaff, Inc. * (a) (a)                            18,400           184,000
Catalina Marketing Corp. *                             12,700           358,394
Corporate Executive Board Company *                    42,200         1,445,350
DeVry, Inc. *                                          26,700           609,828
DST Systems, Inc. *                                    38,000         1,736,980
FactSet Research Systems, Inc. (a)                     50,400         1,500,408
Fiserv, Inc. *                                         37,300         1,369,283
Forrester Research, Inc. *                             19,500           378,281
Getty Images, Inc. *                                   25,800           561,666
Heidrick & Struggles International, Inc. *             19,500           389,415
Insight Enterprises, Inc. *                            40,700         1,025,233
Iron Mountain, Inc. *                                  79,150         2,441,777
Kronos, Inc. *                                         26,350           803,385
Paychex, Inc. *                                        80,600         2,521,974
PRG-Shultz International, Inc. *                       24,500           301,595
Probusiness Services, Inc. * (a)                       44,400           646,864
Reynolds & Reynolds Company, Class A *                 24,900           695,955
Robert Half International, Inc. *                     146,100         3,404,130
Scansource, Inc. * (a)                                 12,500           767,625
SEI Investment Company                                 25,500           718,335
SunGuard Data Systems, Inc. *                         102,200         2,706,256
TETRA Technologies, Inc. * (a)                         22,499           330,735
The InterCept Group, Inc. *                            14,000           290,080
The Titan Corp. *                                      38,800           709,652
Websense, Inc. *                                       32,600           833,582
                                                                   ------------
                                                                     26,730,783

CABLE AND TELEVISION - 0.07%
TiVo, Inc. * (a)                                       56,000           207,760
                                                                   ------------

CHEMICALS - 2.44%
Albany Molecular Research, Inc. *                      22,800           481,992
Cambrex Corp. *                                        22,800           914,280
OM Group, Inc.                                         50,000         3,100,000
Techne Corp. * (a)                                     35,200           993,344
TETRA Technologies, Inc. *                             21,500           570,825
Valspar Corp. *                                        27,500         1,241,350
Waters Corp. *                                         15,100           403,170
                                                                   ------------
                                                                      7,704,961

COMMERCIAL SERVICES - 0.20%
Moody's  Corp. *                                       12,900           641,775
                                                                   ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.53%
Applied Films Corp. * (a)                              34,800           388,368
Brocade Communications Systems, Inc. *                 18,500           323,380
CACI International, Inc., Class A *                    22,100           843,999
Concurrent Computer Corp. * (a)                        55,000           255,750
Henry, Jack & Associates, Inc.                         29,800           497,362
Integrated Circuit Systems, Inc. *                     41,500           837,885
M-Systems Flash Disk Pioneers, Ltd. *                  27,900           231,651
Microtune, Inc. * (a)                                  21,000           187,110
National Instruments Corp. *                           70,200         2,285,712
Pinnacle Systems, Inc. *                               71,000           780,219
Plexus Corp. *                                         25,200           456,120
Silicon Storage Technology, Inc. *                     48,000           374,400
Virage Logic Corp. *                                   40,500           527,310
                                                                   ------------
                                                                      7,989,266

CONSTRUCTION MATERIALS - 0.93%
Insituform Technologies, Inc., Class A *(a)            35,100           743,418
Shaw Group, Inc. * (a)                                 71,500         2,195,050
                                                                   ------------
                                                                      2,938,468
CONTAINERS & GLASS - 0.08%
Mobile Mini, Inc. * (a)                                14,300           244,530
                                                                   ------------

CRUDE PETROLEUM & NATURAL GAS - 1.68%
Key Energy Services, Inc. *                            39,000           409,500
National Oilwell, Inc. *                               70,000         1,473,500
Patterson Energy, Inc. *                              121,000         3,415,830
                                                                   ------------
                                                                      5,298,830

DOMESTIC OIL - 0.37%
Forest Oil Corp. *                                     17,000           483,310
Spinnaker Exploration Company *                        19,500           702,390
                                                                   ------------
                                                                      1,185,700

DRUGS & HEALTH CARE - 2.23%
Beckman Coulter, Inc. *                                27,500         1,372,250
Caremark Rx, Inc. *                                    76,600         1,263,900
Genencor International, Inc. * (a)                     24,500           239,855
Henry Schein, Inc. *                                   25,500         1,134,750
Lifepoint Hospitals, Inc. *                            68,700         2,494,497
Med Design Corp. * (a)                                 41,200           533,128
                                                                   ------------
                                                                      7,038,380

EDUCATIONAL SERVICES - 1.05%
Apollo Group, Inc., Class A *                          38,525         1,518,655
Career Education Corp. *                               21,000           945,000
Education Management Corp. *                           20,700           843,111
                                                                   ------------
                                                                      3,306,766

ELECTRICAL EQUIPMENT - 1.03%
Anaren Microwave, Inc. * (a)                           31,000           267,840
Molex, Inc., Class A                                   52,300         1,434,589
Power-One, Inc. *                                      55,300           343,966
Tektronix, Inc. *                                      26,000           486,460
Wilson Greatbatch Technologies, Inc. *                 28,900           736,372
                                                                   ------------
                                                                      3,269,227

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
ELECTRONICS - 2.62%
Avnet, Inc. *                                          18,900        $  415,611
Bell Microproducts, Inc. * (a)                         28,500           229,425
Engineered Support Systems, Inc. *                     13,000           679,900
FEI Company * (a)                                      32,500           796,575
Fisher Scientific International, Inc. *                39,700         1,111,600
FLIR Systems, Inc. * (a)                               16,300           684,111
II-VI, Inc. *                                          21,000           310,170
Keithley Instruments, Inc. *                           26,000           375,440
Kemet Corp. *                                          33,000           589,380
Photon Dynamics, Inc. *                                37,000         1,110,000
Pixelworks, Inc. * (a)                                 32,700           274,353
Polycom, Inc. *                                        39,800           477,202
Varian, Inc. *                                         37,000         1,219,150
                                                                   ------------
                                                                      8,272,917

FINANCIAL SERVICES - 2.21%
Americredit Corp. * (a)                                26,400           740,520
Concord EFS, Inc. *                                    36,600         1,103,124
Euronet Worldwide, Inc. * (a)                          59,300           948,207
Federated Investors, Inc., Class B                     26,300           909,191
Investment Technology Group, Inc. *                    19,350           632,745
Legg Mason, Inc. *                                     20,400         1,006,536
NCO Group, Inc. *                                      22,100           481,338
Waddell & Reed Financial, Inc., Class A                51,100         1,171,212
                                                                   ------------
                                                                      6,992,873

FOOD & BEVERAGES - 0.64%
Hain Celestial Group, Inc. *                           31,700           586,450
Horizon Organic Holding Corp. * (a)                    24,900           438,738
Performance Food Group Company * (a)                   29,300           992,098
                                                                   ------------
                                                                      2,017,286

HEALTHCARE PRODUCTS - 1.99%
Biomet, Inc. *                                         29,500           800,040
Bruker AXS, Inc. *                                     70,000           105,000
Bruker Daltonics, Inc. * (a)                           44,200           174,590
Diagnostic Products Corp. *                             9,900           366,300
Patterson Dental Company *                             23,000         1,157,590
Priority Healthcare Corp., Class B *                   20,600           484,100
STERIS Corp. *                                         27,700           529,347
Therasense, Inc. * (a)                                 40,700           751,729
Varian Medical Systems, Inc. *                         30,600         1,240,830
Zoll Medical Corp. *                                   21,400           696,142
                                                                   ------------
                                                                      6,305,668

HEALTHCARE SERVICES - 5.95%
Accredo Health, Inc. *                                 26,600         1,227,324
AmerisourceBergen Corp.                                15,300         1,162,800
DIANON Systems, Inc. * (a)                             13,800           737,196
Eclipsys Corp. *                                       21,400           140,363
Express Scripts, Inc., Class A * (a)                   65,900         3,302,249
First Health Group Corp. *                            107,000         3,000,280
Icon Public, Ltd., ADR *                                8,400           239,400
IMPATH, Inc. * (a)                                     20,400           366,180
Laboratory Corp. of America Holdings *                 44,200         2,017,730
Lincare Holdings, Inc. *                               40,600         1,311,380
McKesson Corp. *                                       64,800         2,118,960
Pediatrix Medical Group, Inc. *                        15,900           397,500
Quest Diagnostics, Inc. *                              22,400         1,927,520
Select Medical Corp. *                                 21,000           328,860
The Advisory Board Company *                           14,900           539,976
                                                                   ------------
                                                                     18,817,718

HOMEBUILDERS - 0.31%
D.R. Horton, Inc.                                      21,300           554,439
Toll Brothers, Inc. *                                  14,200           416,060
                                                                   ------------
                                                                        970,499
HOTELS & RESTAURANTS - 3.20%
Alliance Gaming Corp. *                                36,800           459,264
CBRL Group, Inc. *                                     26,300           802,676
CEC Entertainment, Inc. *                              18,450           761,985
Krispy Kreme Doughnuts, Inc. * (a)                     14,900           479,631
P.F. Chang's China Bistro, Inc. * (a)                  27,700           870,334
Panera Bread Company, Class A * (a)                    27,200           937,584
RARE Hospitality International, Inc. *                 31,800           856,056
Shuffle Master, Inc. * (a)                             25,800           473,946
Sonic Corp. *                                          64,650         2,030,656
Starbucks Corp. *                                      36,800           914,480
Station Casinos, Inc. *                                26,100           465,885
Sun International Hotels, Ltd. * (a)                   19,100           473,298
The Cheesecake Factory, Inc. *                         16,400           581,872
                                                                   ------------
                                                                     10,107,667


INDUSTRIAL MACHINERY - 0.44%
AGCO Corp. *                                           52,100         1,015,950
Manitowoc, Inc. *                                      10,900           386,841
                                                                   ------------
                                                                      1,402,791
INSURANCE - 1.36%
ACE, Ltd.                                              26,500           837,400
Brown & Brown, Inc. *                                  21,100           664,650
Fidelity National Financial, Inc.                      17,270           545,732
HCC Insurance Holdings, Inc. *                         86,000         2,266,100
                                                                   ------------
                                                                      4,313,882
INTERNET CONTENT - 0.15%
Onesource Information Services, Inc. *                 34,900           233,830
SkillSoft Corp. *                                      29,500           231,575
                                                                   ------------
                                                                        465,405

INTERNET RETAIL - 0.36%
eBay, Inc. *                                           18,400         1,133,808
                                                                   ------------

INTERNET SOFTWARE - 0.38%
Internet Security Systems, Inc. * (a)                  21,700           284,704
Macromedia, Inc. *                                     53,200           471,884
McAfee.com Corp. * (a)                                 29,500           431,880
                                                                   ------------
                                                                      1,188,468

INVESTMENT COMPANIES - 0.50%
Affiliated Managers Group, Inc. * (a),                 25,800         1,586,700
                                                                   ------------

LEASE RENTAL OBLIGATIONS - 0.42%
Rent-A-Center, Inc. *                                  22,900         1,328,429
                                                                   ------------

LEISURE TIME - 0.53%
International Speedway Corp., Class A *                19,700           789,970
Regal Entertainment Group *                            16,700           389,444
Steiner Leisure, Ltd. *                                33,400           484,300
                                                                   ------------
                                                                      1,663,714

MANUFACTURING - 0.44%
Armor Holdings, Inc. *                                 20,200           515,100
Danaher Corp. *                                        13,100           869,185
                                                                   ------------
                                                                      1,384,285

MEDICAL-HOSPITALS - 2.43%
Centene Corp. *                                        16,000           495,680
Community Health Systems, Inc. *                       46,100         1,235,480
Davita, Inc. *                                         29,500           702,100
Health Management Association, Inc., Class A *         80,500         1,622,075
ICU Medical, Inc. *                                    22,200           685,980
Province Healthcare Company * (a)                      75,373         1,685,340
Triad Hospitals, Inc. *                                29,600         1,254,448
                                                                   ------------
                                                                      7,681,103

MINING - 0.15%
Gibraltor Steel Corp.                                  21,400           474,866
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
OFFICE FURNISHINGS & SUPPLIES - 0.25%
Staples, Inc. *                                        40,900      $    805,730
                                                                   ------------

PETROLEUM SERVICES - 4.09%
Cal Dive International, Inc. *                        102,000         2,244,000
Cooper Cameron Corp. *                                 25,500         1,234,710
Core Laboratories NV * (a)                             29,800           358,196
ENSCO International, Inc. *                            38,300         1,044,058
Gulfmark Offshore, Inc. *                              22,200           919,302
Hanover Compressor Company * (a)                       21,000           283,500
Newfield Exploration Company *                         49,000         1,821,330
Newpark Resources, Inc. *                              48,900           359,415
Pride International, Inc. *                           155,400         2,433,564
Universal Compression Holdings, Inc. *                 39,900           957,201
Varco International, Inc. *                            52,600           922,604
Willbros Group Inc. *                                  21,400           363,800
                                                                   ------------
                                                                     12,941,680

PHARMACEUTICALS - 1.77%
aaiPharma, Inc. * (a)                                  19,400           436,112
Array BioPharma, Inc. *                                45,000           433,800
Barr Laboratories, Inc. *                               7,400           470,122
Connetics Corp. *                                      39,200           506,425
First Horizon Pharmaceutical Corp. *                   30,000           620,700
Medicis Pharmaceutical Corp., Class A *                37,700         1,612,052
Pain Therapeutics, Inc. *                              35,000           292,600
Pharmaceutical Product Development, Inc. *             25,900           682,206
Taro Pharmaceutical Industries, Ltd., Class A *        22,100           541,892
                                                                   ------------
                                                                      5,595,909

PLASTICS - 0.20%
Spartech Corp. *                                       23,300           634,459
                                                                   ------------

POLLUTION CONTROL - 0.35%
Stericycle, Inc. * (a)                                 31,000         1,097,710
                                                                   ------------

RETAIL GROCERY - 0.45%
United Natural Foods, Inc. * (a)                       37,000           721,500
Whole Foods Market, Inc. *                             14,700           708,834
                                                                   ------------
                                                                      1,430,334

RETAIL TRADE - 7.63%
American Eagle Outfitters, Inc. *                      17,000           359,380
Bed Bath & Beyond, Inc. *                              24,500           924,630
CDW Computer Centers, Inc. *                           52,900         2,476,249
Chico's FAS, Inc. * (a)                                39,900         1,449,168
Christopher & Banks Corp. *                            42,200         1,785,060
Circuit City Stores, Inc. * (a)                        41,500           898,475
Deb Shops, Inc.                                        14,200           479,662
Delias Corp. *                                         57,000           290,700
Dollar Tree Stores, Inc. *                             36,300         1,430,583
Fastenal Company (a)                                   46,800         1,802,268
Foot Locker, Inc. *                                    35,000           505,750
Fossil, Inc. * (a)                                     19,200           394,752
Fred's, Inc., Class A                                  20,300           746,634
GameStop Corp. *                                       36,800           772,432
Genesco, Inc. * (a)                                    15,900           387,165
Hot Topic, Inc. * (a)                                  37,400           998,954
J Jill Group Inc. * (a)                                26,400         1,001,880
Kohl's Corp. *                                          5,300           371,424
MSC Industrial Direct Company, Inc., Class A *         41,100           801,450
The Mens Wearhouse, Inc. *                             30,900           787,950
The Wet Seal, Inc., Class A *                          34,650           841,995
Too, Inc. *                                            60,300         1,857,240
Tweeter Home Entertainment Group, Inc. * (a)           23,600           385,624
Ultimate Electronics, Inc. * (a)                       14,200           367,922
Urban Outfitters, Inc. *                               10,000           347,200
Williams-Sonoma, Inc. *                                53,400         1,637,244
                                                                   ------------
                                                                     24,101,791

SANITARY SERVICES - 0.23%
Waste Connections, Inc. * (a)                          23,100           721,644
                                                                   ------------

SEMICONDUCTORS - 6.37%
02Micro International Ltd. * (a)                       38,500           398,475
Actel Corp. *                                          30,100           632,702
Advanced Energy Industries, Inc. *                     11,200           248,416
Altera Corp. *                                         28,800           391,680
ASE Test, Ltd. *                                       44,100           427,770
Asyst Technologies, Inc. * (a)                         43,700           889,295
Axcelis Technologies, Inc. *                           56,100           633,930
AXT, Inc. *,                                           30,000           239,400
Broadcom Corp., Class A *                              34,500           605,130
ChipPac, Inc., Class A * (a)                          107,900           666,822
Credence Systems Corp. *                               35,400           629,058
Cree, Inc. * (a)                                       38,800           513,324
Cymer, Inc. * (a)                                      18,400           644,736
Exar Corp. *                                           33,200           654,704
Intersil Corp., Class A * (a)                          53,704         1,148,192
Kopin Corp. *                                          69,900           461,340
Kulicke & Soffa Industries, Inc. *                     28,900           358,071
Lam Research Corp. *                                   31,700           569,966
Lattice Semiconductor Corp. *                          28,200           246,468
Linear Technology Corp.                                25,500           801,465
LTX Corp. *                                            41,000           585,480
Microchip Technology, Inc. *                           76,575         2,100,452
MIPS Technologies, Inc., Class A * (a)                 59,000           364,030
Mykrolis Corp. *                                       39,000           460,590
PLX Technology, Inc. *                                 47,900           203,575
QLogic Corp. *                                         25,500           971,550
Semtech Corp. *                                        33,200           886,440
Skyworks Solutions, Inc. * (a)                         55,800           309,690
Trikon Technologies, Inc. *                            17,500           157,325
Triquint Semiconductor, Inc. *                         55,400           355,114
Varian Semiconductor Equipment, Inc. * (a)             50,200         1,703,286
Zoran Corp. * (a)                                      37,650           862,561
                                                                   ------------
                                                                     20,121,037

SOFTWARE - 4.48%
Acclaim Entertainment, Inc. * (a)                     116,000           409,480
Activision, Inc. *                                     68,700         1,996,422
Advent Software, Inc. * (a)                             7,900           203,030
Aspen Technology, Inc. * (a)                           22,100           184,314
Avocent Corp. *                                        31,900           507,848
BARRA, Inc. *                                          10,600           394,108
Catapult Communications Corp. *                        19,900           435,233
Cerner Corp. * (a)                                     38,400         1,836,672
Cognos, Inc *                                          10,500           232,995
Documentum, Inc. *                                     41,000           492,000
Electronic Arts, Inc. *                                20,400         1,347,420
Intuit, Inc. *                                         32,400         1,610,928
JDA Software Group, Inc. *                             19,800           559,548
Macrovision Corp. *                                    32,800           430,008
MCSI, Inc. *                                           28,500           320,312
Micromuse, Inc. *                                      24,400           113,216
MSC Software Corp. * (a)                               22,900           204,955
Netegrity, Inc. *                                      25,800           158,928
Paypal, Inc. * (a)                                     37,500           757,537
Pixar, Inc. *                                          16,300           718,830
Red Hat, Inc. *                                        98,700           579,369
Take-Two Interactive Software, Inc. * (a)              32,400           667,116
                                                                   ------------
                                                                     14,160,269

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.95%
Commscope, Inc. *                                      23,500           293,750
Intrado, Inc. *                                        18,500           358,160
Powerwave Technologies, Inc. *                         40,900           374,644

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED

RF Micro Devices, Inc. *                               23,900     $     182,118
UTStarcom, Inc. *                                      88,900         1,793,113
                                                                  -------------
                                                                      3,001,785
TRAVEL SERVICES - 0.12%
Pegasus Systems, Inc. *                                22,100           386,750
                                                                  -------------
TRUCKING & FREIGHT - 0.57%
Expeditores International of Washington, Inc.          54,400         1,803,904
                                                                  -------------
TOTAL COMMON STOCK
(Cost: $280,831,727)                                              $ 261,580,615
                                                                  -------------

                                                   PRINCIPAL
                                                    AMOUNT             VALUE
                                                    ------             -----
SHORT TERM INVESTMENTS - 17.23%
Navigator Securities Lending Trust, 1.95%          $45,747,551     $ 45,747,551
Federal Home Loan Bank Consolidated
   Discount Note, 1.87% due
   07/01/2002                                       8,704,000         8,704,000
                                                                  -------------
                                                                   $ 54,451,551

TOTAL INVESTMENTS (AGGRESSIVE GROWTH TRUST)
(Cost: $335,283,278)                                               $316,032,166
                                                                   ============

EMERGING SMALL COMPANY TRUST

                                                       SHARES            VALUE
                                                       ------            -----
COMMON STOCK - 75.67%
ADVERTISING - 0.20%
Lamar Advertising Company, Class A *                   23,500        $  874,435
                                                                  -------------
AGRICULTURE - 1.04%
Bunge, Ltd. *                                         219,700         4,635,670
                                                                  -------------
AIR TRAVEL - 0.71%
Alaska Air Group, Inc. *                               49,400         1,289,340
SkyWest, Inc. *                                        80,000         1,871,200
                                                                  -------------
                                                                      3,160,540
APPAREL & TEXTILES - 0.86%
Jones Apparel Group, Inc. *                            32,000         1,200,000
Wolverine World Wide, Inc.                            150,100         2,619,245
                                                                  -------------
                                                                      3,819,245
AUTO PARTS - 1.33%
Gentex Corp. *                                        215,000         5,906,050
                                                                  -------------
BANKING - 2.24%
Commerce Bancorp, Inc. *                               17,100           755,820
Golden State Bancorp, Inc. *                           80,000         2,900,000
Silicon Valley Bancshares *                           130,000         3,426,800
TCF Financial Corp.                                    58,500         2,872,350
                                                                   ------------
                                                                      9,954,970

BIOTECHNOLOGY - 0.82%
Integra Lifesciences Holdings, Inc. * (a)              45,900           998,325
Intermune, Inc. * (a)                                  55,000         1,160,500
MedImmune, Inc. *                                      33,431           882,578
Millennium Pharmaceuticals, Inc. *                     36,800           447,120
Visible Genetics, Inc. * (a)                           71,600           136,756
                                                                   ------------
                                                                      3,625,279

BROADCASTING - 3.53%
Entercom Communications Corp. *                        40,000         1,836,000
Entravision Communications Corp., Class A *           399,900         4,898,775
Hispanic Broadcasting Corp. *                         275,000         7,177,500
Mediacom Communications Corp., Class A *              125,000           973,750
Radio One, Inc., Class A *                             27,300           405,951
Radio One, Inc., Class D * (a)                         25,300           376,211
                                                                   ------------
                                                                     15,668,187

BUSINESS SERVICES - 6.25%
Administaff, Inc. * (a) (a)                           145,000         1,450,000
Answerthink Consulting Group *                        188,400           714,036
Aramark Corp., Class B *                                6,000           150,000
Corporate Executive Board Company *                    68,000         2,329,000
DeVry, Inc. *                                          95,000         2,169,800
Entrust Technologies, Inc. *                          500,000         1,360,000
Kronos, Inc. *                                         25,000           762,225
Learning Tree International, Inc. *                    45,000           834,300
MAXIMUS, Inc. * (a)                                   150,300         4,764,510
PDI, Inc. * (a)                                       137,400         2,128,326
PerkinElmer, Inc.                                     338,745         3,743,132
Probusiness Services, Inc. * (a)                      120,000         1,748,280
Quest Software, Inc. * (a)                            120,000         1,743,600
Resources Connection, Inc. *                           40,000         1,079,600
Robert Half International, Inc. *                      25,000           582,500
RSA Security, Inc. * (a)                              119,700           575,757
Sapient Corp. *                                       197,000           208,820
Sonicwall, Inc. * (a)                                 140,000           702,800
Wind River Systems, Inc. *                            145,000           726,450
                                                                   ------------
                                                                     27,773,136

CELLULAR COMMUNICATIONS - 0.24%
AT&T Wireless Services, Inc. *                        184,410         1,078,799
                                                                   ------------

CHEMICALS - 3.71%
FMC Corp. *                                           100,000         3,017,000
Minerals Technologies, Inc. *                          30,000         1,479,600
NOVA Chemicals Corp. *                                185,000         4,169,900
Olin Corp. *                                           70,800         1,568,220
Valspar Corp. *                                       102,600         4,631,364
Waters Corp. *                                         59,800         1,596,660
                                                                   ------------
                                                                     16,462,744

COMPUTERS & BUSINESS EQUIPMENT - 2.63%
DMC Stratex Networks, Inc. *                           52,300           105,123
Integrated Circuit Systems, Inc. * (a)                325,000         6,561,750
National Instruments Corp. *                          123,200         4,011,392
Precise Software Solutions, Ltd. * (a)                100,000           955,000
Sierra Wireless, Inc. * (a)                            10,100            34,037
                                                                   ------------
                                                                     11,667,302

CONSTRUCTION MATERIALS - 0.65%
Roper Industries, Inc. *                               77,100         2,875,830
                                                                   ------------

CRUDE PETROLEUM & NATURAL GAS - 1.28%
Cabot Oil & Gas Corp., Class A *                      110,000         2,513,500
Hydril Company *                                      118,000         3,162,400
                                                                   ------------
                                                                      5,675,900

DOMESTIC OIL - 1.97%
Chesapeake Energy Corp. * (a)                         210,000         1,512,000
Oil States International, Inc. *                      120,000         1,428,000
Spinnaker Exploration Company *                        53,000         1,909,060
Swift Energy Company * (a)                             95,000         1,500,050
Tom Brown, Inc. * (a)                                  85,000         2,409,750
                                                                   ------------
                                                                      8,758,860

DRUGS & HEALTH CARE - 1.31%
Alkermes, Inc. *                                       47,200           755,672
ALPHARMA, Inc., Class A * (a)                          67,400         1,144,452
Cerus Corp. * (a)                                      10,000           338,800
Renal Care Group, Inc. *                               62,900         1,959,335

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
DRUGS & HEALTH CARE - CONTINUED
Ventana Medical Systems, Inc. * (a)                    39,900        $  875,805
Versicor, Inc. *                                       54,600           734,370
                                                                   ------------
                                                                      5,808,434

ELECTRICAL EQUIPMENT - 1.53%
Anaren Microwave, Inc. * (a)                          102,800           888,192
Power-One, Inc. *                                     125,000           777,500
Tektronix, Inc. *                                     274,400         5,134,024
                                                                   ------------
                                                                      6,799,716

ELECTRIC UTILITIES - 0.05%
Sierra Pacific Resources * (a)                         30,100           234,780
                                                                   ------------

ELECTRONICS - 3.41%
DDI Corp. * (a)                                       450,900           450,449
L-3 Communications Holdings, Inc. * (a)                50,000         2,700,000
Mettler-Toledo International, Inc. *                  180,000         6,636,600
Teleflex, Inc.                                         30,000         1,714,500
Varian, Inc. *                                        110,000         3,624,500
                                                                   ------------
                                                                     15,126,049

ENERGY - 0.18%
Energen Corp. *                                        29,500           811,250
                                                                   ------------

FINANCIAL SERVICES - 3.67%
Allied Capital Corp. (a)                               75,000         1,698,750
Concord EFS, Inc. *                                   142,000         4,279,880
Federated Investors, Inc., Class B                    135,000         4,666,950
Investment Technology Group, Inc. *                    33,000         1,079,100
Knight Trading Group, Inc. *                          150,000           786,000
Labranche & Company, Inc. * (a)                        95,000         2,175,500
Waddell & Reed Financial, Inc., Class A                70,000         1,604,400
                                                                   ------------
                                                                     16,290,580

FOOD & BEVERAGES - 0.91%
Dean Foods Company *                                   70,000         2,611,000
Performance Food Group Company * (a)                   42,200         1,428,892
                                                                   ------------
                                                                      4,039,892

GAS & PIPELINE UTILITIES - 0.23%
Atmos Energy Corp. *                                   43,800         1,026,672
                                                                   ------------

HEALTHCARE PRODUCTS - 1.50%
Thoratec Labs Corp. *                                 200,000         1,798,000
Varian Medical Systems, Inc. *                        120,000         4,866,000
                                                                   ------------
                                                                      6,664,000

HOTELS & RESTAURANTS - 1.06%
Brinker International, Inc. *                          27,250           865,188
Jack In the Box, Inc. *                                64,000         2,035,200
Station Casinos, Inc. * (a)                           100,000         1,785,000
                                                                   ------------
                                                                      4,685,388

INDUSTRIAL MACHINERY - 0.98%
CNH Global NV                                         350,000         1,410,500
Cummins, Inc. *                                        15,000           496,500
Milacron, Inc. * (a)                                  110,000         1,116,500
Pentair, Inc.                                          28,000         1,346,240
                                                                   ------------
                                                                      4,369,740

INSURANCE - 0.86%
Radian Group, Inc. *                                   11,400           556,890
Reinsurance Group of America, Inc. * (a)              106,300         3,276,166
                                                                   ------------
                                                                      3,833,056

INTERNATIONAL OIL - 0.23%
Trico Marine Services, Inc. *                         150,000         1,018,500
                                                                   ------------

INTERNET RETAIL - 0.24%
Ticketmaster, Class B *                                57,627         1,078,201
                                                                   ------------

INTERNET SOFTWARE - 2.10%
Check Point Software Technologies, Ltd. * (a)          90,000         1,220,400
Interwoven, Inc. *                                    170,000           518,500
Liberate Technologies, Inc. * (a)                      53,600           141,450
Openwave Systems, Inc. *                              250,560         1,405,642
Retek, Inc. * (a)                                     115,000         2,794,500
Verity, Inc. *                                         99,600         1,104,564
WebMethods, Inc. * (a)                                215,000         2,128,500
                                                                   ------------
                                                                      9,313,556

INVESTMENT COMPANIES - 0.44%
Affiliated Managers Group, Inc. *,                     18,000         1,107,000
American Capital Strategies, Ltd. *                    30,000           824,100
                                                                   ------------
                                                                      1,931,100

LEISURE TIME - 0.18%
Callaway Golf Company * (a)                            50,000           792,000
                                                                   ------------

LIQUOR - 0.49%
Adolph Coors Company, Class B *                        35,000         2,180,500
                                                                   ------------

MANUFACTURING - 0.36%
Cuno, Inc. *                                           44,200         1,599,156
                                                                   ------------

MINING - 0.33%
Stillwater Mining Company *                            90,000         1,465,200
                                                                   ------------

PETROLEUM SERVICES - 5.19%
Atwood Oceanics, Inc. *                               113,400         4,252,500
Newfield Exploration Company *                        166,000         6,170,220
Pride International, Inc. *                           160,000         2,505,600
Rowan Companies, Inc. *                               156,400         3,354,780
Superior Energy Services, Inc. *                      165,000         1,674,750
Varco International, Inc. *                           290,000         5,086,600
                                                                   ------------
                                                                     23,044,450

PHARMACEUTICALS - 1.68%
Abgenix, Inc. *,                                       64,300           630,140
First Horizon Pharmaceutical Corp. *                   46,300           957,947
Galen Holdings PLC                                     25,400           710,837
ICN Pharmaceuticals, Inc. (a)                          60,000         1,452,600
NPS Pharmaceuticals, Inc. * (a)                        90,000         1,378,800
OSI Pharmaceuticals, Inc. * (a)                        27,900           670,158
Pharmaceutical Product Development, Inc. *             50,000         1,317,000
Shire Pharmaceuticals Group PLC, ADR *                 13,200           340,692
                                                                   ------------
                                                                      7,458,174

REAL ESTATE - 0.85%
Alexandria Real Estate Equities, Inc., REIT            14,000           690,760
Brandywine Realty Trust, REIT *                        12,700           328,930
General Growth Properties, Inc., REIT *                35,000         1,785,000
MeriStar Hospitality Corp., REIT *                     65,000           991,250
                                                                   ------------
                                                                      3,795,940

RETAIL TRADE - 1.09%
Charming Shoppes, Inc. * (a)                          250,000         2,160,000
Fred's, Inc., Class A                                  40,000         1,471,200
The Mens Wearhouse, Inc. *                             29,000           739,500
Tuesday Morning Corp. *                                25,000           464,000
                                                                   ------------
                                                                      4,834,700

SANITARY SERVICES - 0.35%
Waste Connections, Inc. * (a)                          50,000         1,562,000
                                                                   ------------

SEMICONDUCTORS - 8.60%
Advanced Energy Industries, Inc. * (a)                160,000         3,548,800
Cirrus Logic, Inc. *                                  290,000         2,137,300
Credence Systems Corp. *                              160,700         2,855,639
Emcore Corp. * (a)                                    150,000           900,000
Intersil Corp., Class A *                              67,900         1,451,702
Lam Research Corp. *                                  236,700         4,255,866
Lattice Semiconductor Corp. *                          90,000           786,600
Micrel, Inc. *                                        291,300         4,188,894
Novellus Systems, Inc. *                               60,000         2,040,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
SEMICONDUCTORS - CONTINUED
Oak Technology, Inc. *                                150,000        $  679,500
PLX Technology, Inc. *                                120,000           510,000
PMC-Sierra, Inc. * (a)                                115,271         1,068,562
QLogic Corp. *                                         15,700           598,170
Rudolph Technologies, Inc. *                          157,800         3,933,954
Semtech Corp. *                                       125,000         3,337,500
Silicon Laboratories, Inc. * (a)                       54,900         1,485,594
Varian Semiconductor Equipment, Inc. * (a)            130,000         4,410,900
                                                                   ------------
                                                                     38,188,981

SOFTWARE - 6.18%
Actuate Corp. * (a)                                   106,500           479,250
Aspen Technology, Inc. * (a)                          250,000         2,085,000
Avocent Corp. *                                        89,996         1,432,736
BEA Systems, Inc. *                                   150,000         1,426,500
Borland Software Corp. *                              310,000         3,193,000
Brio Technology, Inc. * (a)                           200,000           196,000
HNC Software, Inc. * (a)                              160,000         2,672,000
Informatica Corp. *                                   240,400         1,704,436
Intuit, Inc. *                                         75,600         3,758,832
Matrixone, Inc. *                                      23,900           143,639
Mercury Interactive Corp. *                            58,300         1,338,568
Micromuse, Inc. *                                     370,000         1,716,800
NetIQ Corp. *                                         154,000         3,485,020
Serena Software, Inc. * (a)                            20,000           273,946
Synopsys, Inc. *                                       64,600         3,540,726
                                                                   ------------
                                                                     27,446,453

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.87%
Advanced Fibre Communications, Inc. *                 110,000         1,819,400
Alaska Communications Systems, Inc. *                 106,500           505,769
Powerwave Technologies, Inc. * (a)                     86,300           790,508
Tekelec *                                              94,000           754,820
                                                                   ------------
                                                                      3,870,497

TELEPHONE - 0.20%
CenturyTel, Inc.                                       29,500           870,250
                                                                   ------------

TRANSPORTATION - 1.06%
C. H. Robinson Worldwide, Inc. *                      141,000         4,727,730
                                                                   ------------

TRUCKING & FREIGHT - 2.08%
Expeditores International of Washington, Inc.         205,200         6,804,432
Pittston Brink's Group *                               96,100         2,306,400
UTI Worldwide, Inc. *                                   7,100           140,367
                                                                   ------------
                                                                      9,251,199

TOTAL COMMON STOCK
(Cost: $385,430,311)                                               $336,055,091
                                                                   ------------

PREFERRED STOCK - 0.41%
DOMESTIC OIL - 0.41%
Stone Energy Corp. *                                   45,000      $  1,811,250
                                                                   ------------
TOTAL PREFERRED STOCK
(Cost: $1,696,643)                                                 $  1,811,250
                                                                   ------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                   ------            -----
SHORT TERM INVESTMENTS - 14.20%
Navigator Securities Lending Trust,
   1.95%                                         $ 63,044,211      $  63,044,211

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                   ------            -----
REPURCHASE AGREEMENTS - 9.72%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85%, to
   be repurchased at $43,172,058 on
   07/01/2002, collateralized by
   $33,885,000 U.S. Treasury Bonds, 8.13%
   due 05/15/2021 (valued at $44,035,523
   including interest).                           $43,169,000     $  43,169,000
                                                                  -------------


TOTAL INVESTMENTS   (EMERGING SMALL COMPANY
Trust)  (Cost: $493,340,165)                                      $ 444,079,552
                                                                  -------------


SMALL COMPANY BLEND TRUST

                                                       SHARES            VALUE
COMMON STOCK - 80.44%
ADVERTISING - 0.12%
DoubleClick, Inc. *                                    36,000     $     267,120
                                                                  -------------
AIR TRAVEL - 0.83%
America West Holding Corp., Class B * (a)              14,000            38,360
ExpressJet Holdings, Inc. *                            91,000         1,187,550
SkyWest, Inc. *                                        24,100           563,699
                                                                  -------------
                                                                      1,789,609

APPAREL & TEXTILES - 0.76%
Kellwood Company * (a)                                 15,500           503,750
Novel Denim Holdings, Ltd. *                           31,700           226,655
Stride Rite Corp. *                                    39,100           312,800
Vans, Inc. *                                           73,000           592,833
                                                                  -------------
                                                                      1,636,038

AUTO PARTS - 0.23%
BorgWarner, Inc. *                                      8,500           490,960
                                                                  -------------

AUTO SERVICES - 0.78%
Lithia Motors, Inc., Class A *                         28,100           756,452
Pennzoil-Quaker State Company *                        43,000           925,790
                                                                  -------------
                                                                      1,682,242

BANKING - 3.77%
Bank of  Hawaii Corp. *                                22,000           616,000
BOK Financial Corp. *                                  34,998         1,171,033
Citizens Banking Corp.                                 24,900           721,602
Community First Bankshares, Inc.                       20,500           534,845
Digital Insight Corp. *                                39,500           649,775
First Midwest Bancorp, Inc. *                          50,250         1,395,945
Net.B@nk, Inc. *                                       30,000           349,500
Provident Bankshares Corp.                             20,000           473,800
Santander Bancorp *                                    12,000           204,600
South Financial Group, Inc. * (a)                       8,100           181,513
Sterling Bancshares, Inc.                              42,500           627,725
Waypoint Financial Corp.                               63,000         1,231,650
                                                                  -------------
                                                                      8,157,988

BIOTECHNOLOGY - 1.45%
Charles River Laboratories International,              16,700           585,335
   Inc. *
CTI Molecular Imaging, Inc. *                          13,000           298,220
Exelixis, Inc. * (a)                                   95,700           720,621
Tanox, Inc. *                                          46,000           498,180
Trimeris, Inc. * (a)                                   23,500         1,043,165
                                                                  -------------
                                                                      3,145,521

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
BROADCASTING - 3.48%
Acme Communications, Inc. *                            10,800      $     79,380
Cox Radio, Inc., Class A *                             17,000           409,700
Emmis Communications Corp., Class A *                  49,400         1,046,786
Entercom Communications Corp. *                        14,500           665,550
Entravision Communications Corp., Class A *            48,000           588,000
Gray Communications Systems, Inc., Class B *            5,000            66,500
Mediacom Communications Corp., Class A *              137,200         1,068,788
Radio One, Inc., Class A *                              9,400           139,778
Radio One, Inc., Class D * (a)                        144,000         2,141,280
Regent Communications, Inc. *                          14,200           100,238
World Wrestling Entertainment, Inc.,
    Class A * (a)                                      37,400           546,040
XM Satellite Radio Holdings, Inc., Class A *           30,000           217,500
   (a)
Young Broadcasting, Inc., Class A *                    25,500           453,390
                                                                  -------------
                                                                      7,522,930
BUSINESS SERVICES - 3.67%
Administaff, Inc. * (a)                                73,000           730,000
ADVO, Inc. *                                           18,800           715,716
Arbitron, Inc. *                                       27,800           867,360
Costar Group, Inc. *                                   68,000         1,396,040
Kendle International, Inc. * (a)                       30,000           408,000
Medsource Technologies, Inc. * (a)                     55,700           682,325
Penton Media, Inc. * (a)                               60,100           129,215
Quanta Services, Inc. *                               113,400         1,119,258
Quest Software, Inc. * (a)                             25,700           373,421
Resources Connection, Inc. *                           31,200           842,088
StarTek, Inc. *                                        25,000           668,500
                                                                  -------------
                                                                      7,931,923

CABLE AND TELEVISION - 0.70%
Insight Communications, Inc., Class A *               128,500         1,507,305
                                                                  -------------

CHEMICALS - 4.25%
Ferro Corp. *                                         110,400         3,328,560
Lyondell Chemical Company *                            27,700           418,270
Methanex Corp. *                                       74,600           616,196
NOVA Chemicals Corp. *                                 59,300         1,336,622
OM Group, Inc.                                         25,500         1,581,000
Scotts Company, Class A *                              39,900         1,811,460
Valence Technology, Inc. * (a)                         73,000           100,740
                                                                  -------------
                                                                      9,192,848

COMPUTERS & BUSINESS EQUIPMENT - 2.82%
Alliance Fiber Optic Products, Inc.*                   61,200            43,452
Avanex Corp. *                                        128,900           250,066
Gateway, Inc. *                                       198,700           882,228
Helix Technology Corp. *                               83,100         1,711,860
Intergraph Corp. *                                     52,700           919,099
Ixia * (a)                                            101,000           587,820
Logicvision, Inc *                                     45,000           240,750
NetScreen Technologies, Inc. * (a)                      1,700            15,606
Optical Communication Products, Class A *              64,900            79,178
Pinnacle Systems, Inc. *                              100,000         1,098,900
Witness Systems, Inc. *                                35,000           258,300
                                                                  -------------
                                                                      6,087,259

CONSTRUCTION MATERIALS - 0.50%
Columbus McKinnon Corp. *                              41,000           354,240
Oshkosh Truck Corp., Class B *                         12,350           730,008
                                                                  -------------
                                                                      1,084,248

CONSTRUCTION & MINING EQUIPMENT - 0.31%
Astec Industries, Inc. *                               41,900           674,171
                                                                  -------------

CRUDE PETROLEUM & NATURAL GAS - 1.60%
Cabot Oil & Gas Corp., Class A *                       19,400           443,290
Helmerich & Payne, Inc.                                29,000         1,035,880
Hydril Company *                                       58,200         1,559,760
Pioneer Natural Resources Company *                    16,000           416,800
                                                                  -------------
                                                                      3,455,730

DRUGS & HEALTH CARE - 4.01%
3-Dimensional Pharmaceutical, Inc. *                   21,500            95,675
Aclara Biosciences, Inc. * (a)                         25,000            43,000
Antigenics, Inc. * (a)                                 59,000           581,150
Chromavision Medical Systems, Inc. * (a)               82,000           146,780
Diversa Corp. * (a)                                    20,100           199,995
Durect Corp. *                                         36,300           290,400
Genaissance Pharmaceuticals, Inc. *                    19,900            26,268
Gene Logic, Inc. * (a)                                 13,800           193,200
Heska Corp. *                                          83,000            40,703
ILEX Oncology, Inc. *                                  49,500           697,455
Illumina, Inc. * (a)                                  117,400           788,928
Lexicon Genetics, Inc. *                               28,500           139,337
Lifepoint Hospitals, Inc. *                            44,500         1,615,795
Scios, Inc. * (a)                                      24,200           740,762
Sepracor, Inc. *                                       55,000           525,250
Sicor, Inc. *                                          19,700           365,238
SonoSight, Inc. *                                      17,000           245,310
Trigon Healthcare, Inc. *                               9,000           905,220
Vical, Inc. *                                           2,900            15,312
Wright Medical Group, Inc. *                           50,000         1,008,000
                                                                  -------------
                                                                      8,663,778

ELECTRICAL EQUIPMENT - 2.43%
Anaren Microwave, Inc. * (a)                           11,500            99,360
Cable Design Technologies Corp. *                      50,000           512,500
Electro Scientific Industries, Inc. * (a)              85,000         2,065,500
Power-One, Inc. *                                      86,000           534,920
Rayovac Corp. * (a)                                    18,500           342,805
Wesco International, Inc. *                            33,000           207,900
Wilson Greatbatch Technologies, Inc. *                 58,300         1,485,484
                                                                  -------------
                                                                      5,248,469

ELECTRIC UTILITIES - 0.47%
Consol Energy, Inc. * (a)                              17,500           371,875
GrafTech International, Ltd. *                         52,500           645,750
                                                                  -------------
                                                                      1,017,625

ELECTRONICS - 1.83%
Anadigics, Inc. * (a)                                  29,300           241,432
FEI Company *                                          96,100         2,355,411
LoJack Corp. *                                         25,000            87,500
Nanometrics, Inc. *                                    40,500           643,099
Polycom, Inc. *                                        23,000           275,770
Zygo Corp. *                                           44,500           358,225
                                                                  -------------
                                                                      3,961,437

ENERGY - 0.65%
Energen Corp. *                                        51,500         1,416,250
                                                                  -------------

FINANCIAL SERVICES - 3.70%
America First Mortgage Investments, Inc. *             67,000           659,950
Americredit Corp. * (a)                                17,800           499,290
Annaly Mortgage Management, Inc., REIT                129,300         2,508,420
Fulton Financial Corp.                                 29,421           556,940
Harbor Florida Bancshares, Inc.                        30,000           665,700
Jeffries Group, Inc. *                                 22,000           926,200
Lendingtree, Inc. * (a)                                92,700         1,178,217
San Juan Basin Royalty Trust                           91,000         1,007,370
                                                                  -------------
                                                                      8,002,087

FOOD & BEVERAGES - 3.54%
Dreyers Grand Ice Cream, Inc. *                        62,700         4,301,220
Hain Celestial Group, Inc. *                           35,500           656,750
Performance Food Group Company * (a)                   30,500         1,032,730
Robert Mondavi Corp., Class A * (a)                    15,500           530,565

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE

FOOD & BEVERAGES - CONTINUED
Tootsie Roll Industries, Inc. *                        29,462     $   1,136,055
                                                                  -------------
                                                                      7,657,320
FUNERAL SERVICES - 0.29%
Carriage Services, Inc., Class A *                     28,500           122,550
Stewart Enterprises, Inc., Class A *                   80,000           509,600
                                                                  -------------
                                                                        632,150

GAS & PIPELINE UTILITIES - 1.04%
New Jersey Resources Corp.                             12,000           358,200
South Jersey Industries, Inc.                          10,100           340,875
Southwest Gas Corp. *                                  43,500         1,076,625
WGL Holdings, Inc.                                     18,000           466,200
                                                                  -------------
                                                                      2,241,900

HEALTHCARE PRODUCTS - 0.43%
Aspect Medical Systems, Inc. *                         38,500           146,300
Conceptus, Inc. *                                      48,000           791,520
                                                                  -------------
                                                                        937,820

HOMEBUILDERS - 0.36%
NVR, Inc. *                                             2,400           775,200
                                                                  -------------

HOTELS & RESTAURANTS - 2.29%
California Pizza Kitchen, Inc. * (a)                   44,200         1,096,160
CEC Entertainment, Inc. *                              33,500         1,383,550
Landry's Restaurants, Inc. *                           16,700           426,017
Ruby Tuesday, Inc. *                                  105,900         2,054,460
                                                                  -------------
                                                                      4,960,187

HOUSEHOLD APPLIANCES - 0.43%
Libbey, Inc. *                                         27,000           920,700
                                                                  -------------

HOUSEHOLD PRODUCTS - 0.19%
Martha Stewart Living Omnimedia,
   Inc., Class A * (a)                                 35,500           407,185
                                                                  -------------

INDUSTRIAL MACHINERY - 3.30%
AptarGroup, Inc. *                                     61,600         1,894,200
Briggs & Stratton Corp. (a)                            40,900         1,568,106
Cummins, Inc. *                                        11,000           364,100
Donaldson Company, Inc.                                13,500           473,040
Gardner Denver, Inc. *                                 26,600           532,000
Pentair, Inc.                                          32,900         1,581,832
UNOVA, Inc. *                                         113,000           733,370
                                                                  -------------
                                                                      7,146,648

INSURANCE - 2.64%
Everest Re Group, Ltd.                                 12,100           676,995
Fidelity National Financial, Inc.                      18,340           579,544
First American Financial Corp.                         58,000         1,334,000
Harleysville Group, Inc. *                              3,500            97,020
Max Re Capital, Ltd *                                  13,000           175,500
Philadelphia Consolidated Holding Corp. *              18,600           843,324
W.R. Berkley Corp. *                                   23,600         1,298,000
Zenith National Insurance Corp. *                      22,000           700,700
                                                                  -------------
                                                                      5,705,083

INTERNET CONTENT - 0.72%
Alloy, Inc. * (a)                                      32,300           466,412
Click2learn, Inc. * (a)                                28,000            47,754
CNET Networks, Inc. *                                 187,900           373,921
Netflix, Inc. * (a)                                     3,100            43,369
Netratings, Inc. *                                     33,000           301,950
ProQuest Company *                                      8,900           315,950
                                                                  -------------
                                                                      1,549,356

INTERNET RETAIL - 0.14%
FTD,  Inc. *                                           23,322           300,154
                                                                  -------------

INTERNET SERVICE PROVIDER - 0.22%
HomeStore.com, Inc. * (a)                             333,200           479,808
                                                                  -------------
INTERNET SOFTWARE - 0.27%
Ariba, Inc. * (a)                                     103,000           328,570
Macromedia, Inc. *                                     28,000           248,360
                                                                  -------------
                                                                        576,930

INVESTMENT COMPANIES - 1.10%
American Capital Strategies, Ltd. *                    78,500         2,156,395
Medallion Financial Corp. *                            43,500           229,680
                                                                  -------------
                                                                      2,386,075

LEISURE TIME - 2.64%
Arctic Cat, Inc. *                                     15,000           260,835
International Speedway Corp., Class A *                19,300           773,930
Intrawest Corp.                                        14,000           237,720
Polaris Industries, Inc.                               18,500         1,202,500
Speedway Motorsports, Inc. * (a)                       66,500         1,691,095
Steiner Leisure, Ltd. * (a)                            55,600           806,200
THQ, Inc. * (a)                                        24,650           735,063
                                                                  -------------
                                                                      5,707,343

LIFE SCIENCES - 0.16%
Protein Design Laboratories, Inc. *                    31,500           342,090
                                                                  -------------

LIQUOR - 0.61%
Adolph Coors Company, Class B *                        21,000         1,308,300
                                                                  -------------

MANUFACTURING - 1.38%
Armor Holdings, Inc. *                                 73,000         1,861,500
York International Corp. *                             33,500         1,131,965
                                                                  -------------
                                                                      2,993,465

MEDICAL-HOSPITALS - 0.39%
Triad Hospitals, Inc. *                                20,000           847,600
                                                                  -------------

MINING - 0.08%
Massey Energy Corp. *                                  13,500           171,450
                                                                  -------------

PETROLEUM SERVICES - 0.49%
Premcor, Inc. *                                         5,600           144,032
SEACOR SMIT, Inc. *                                    19,550           925,692
                                                                  -------------
                                                                      1,069,724

PHARMACEUTICALS - 0.09%
American Pharmaceutical Partners, Inc. *               15,400           190,344
                                                                  -------------

PUBLISHING - 0.58%
American Greetings Corp., Class A * (a)                45,500           758,030
Media General, Inc., Class A                            7,200           432,000
PRIMEDIA, Inc. * (a)                                   54,700            66,734
                                                                  -------------
                                                                      1,256,764

REAL ESTATE - 2.07%
ANC Rental Corp. * (a)                                694,000           124,920
Anthracite Capital, Inc., REIT *                       68,500           907,625
Insignia Financial Group, Inc. *                       69,000           670,680
MeriStar Hospitality Corp., REIT *                     61,300           934,825
SL Green Realty Corp., REIT *                          32,500         1,158,625
Trammell Crow Company *                                46,300           669,035
                                                                  -------------
                                                                      4,465,710

RETAIL TRADE - 2.78%
American Eagle Outfitters, Inc. * (a)                  80,700         1,705,998
Charlotte Russe Holding, Inc. *                        35,400           790,482
Dillard's, Inc., Class A *                             29,500           775,555
Factory 2-U Stores, Inc. *                             31,800           440,430
Gaiam, Inc., Class A * (a)                              2,500            36,600

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      SHARES            VALUE
RETAIL TRADE - CONTINUED
Galyan's Trading, Inc. * (a)                            6,100     $     139,263
Genesco, Inc. * (a)                                    28,100           684,235
School Specialty, Inc. * (a)                           23,000           610,880
Williams-Sonoma, Inc. *                                27,000           827,820
                                                                  -------------
                                                                      6,011,263
SANITARY SERVICES - 0.54%
Ionics, Inc. * (a)                                     48,500         1,176,125
                                                                  -------------

SEMICONDUCTORS - 9.51%
Advanced Energy Industries, Inc. *                    103,000         2,284,540
American Superconductor Corp. * (a)                    73,900           403,494
ASM International NV * (a)                             35,000           604,100
Bookham Technology PLC, ADR *                          25,100            27,359
Credence Systems Corp. *                              145,700         2,589,089
Cymer, Inc. * (a)                                      55,000         1,927,200
Electroglas, Inc. * (a)                                24,600           246,000
Emcore Corp. * (a)                                    105,300           631,800
Exar Corp. *                                           93,700         1,847,764
Kulicke & Soffa Industries, Inc. * (a)                195,900         2,427,201
LTX Corp. *                                           192,700         2,751,756
MIPS Technologies, Inc., Class A * (a)                 21,500           132,655
MIPS Technologies, Inc., Class B *                      4,000            22,280
Monolithic System Technology, Inc. *                   42,700           475,251
Multilink Technology Corp. *                           74,000            37,000
Power Integrations, Inc. * (a)                         33,200           594,247
Rudolph Technologies, Inc. *                            1,400            34,902
Therma-Wave, Inc. *                                   111,400         1,268,846
TranSwitch Corp. *                                    179,400           114,816
Triquint Semiconductor, Inc. *                         27,222           174,493
Veeco Instruments, Inc. * (a)                          85,500         1,975,905
                                                                  -------------
                                                                     20,570,698

SOFTWARE - 2.34%
Acclaim Entertainment, Inc. * (a)                     182,000           642,460
Adept Technology, Inc. * (a)                           30,000            63,000
Click Commerce, Inc. *                                138,700           155,344
Cognizant Technology Solutions Corp., Class A *        12,000           645,000
Earthlink, Inc. *                                     153,400         1,030,848
Informax, Inc. * (a)                                   15,000            13,500
Manugistics Group, Inc. * (a)                          44,400           271,284
Matrixone, Inc. *                                      96,500           579,965
MicroStrategy, Inc., Class A * (a)                     65,000            32,500
Moldflow Corp. *                                        5,300            41,764
NIC, Inc. *                                            23,300            34,484
Novell, Inc. *                                        180,000           577,800
Pixar, Inc. *                                          17,000           749,700
Saba Software, Inc. * (a)                              37,800            96,390
Selectica, Inc. *                                      31,700           125,849
                                                                  -------------
                                                                      5,059,888

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.58%
Advanced Fibre Communications, Inc. *                  22,700           375,458
Aspect Communications, Inc. * (a)                      89,000           284,800
Carrier Access Corp. *                                 35,700            39,627
Metawave Communications Corp. *                        15,600             3,276
New Focus, Inc. *                                      17,700            52,569
Newport Corp. * (a)                                    32,000           501,120
                                                                  -------------
                                                                      1,256,850

TIRES & RUBBER - 0.09%
Bandag, Inc. *                                          7,000           198,240
                                                                  -------------

TRANSPORTATION - 0.06%
U. S. Xpress Enterprises, Inc., Class A *              10,500           137,655
                                                                  -------------

TRAVEL SERVICES - 0.16%
Hotels.com, Class A * (a)                               8,000           337,840
                                                                  -------------

TRUCKING & FREIGHT - 0.57%
Hub Group, Inc., Class A *                             22,300           206,275
Swift Transportation, Inc. *                           17,000           396,100
Werner Enterprises, Inc.                               30,000           639,300
                                                                  -------------
                                                                      1,241,675

TOTAL COMMON STOCK
(Cost: $202,227,507)                                              $ 173,955,078
                                                                  -------------


                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                    ------             -----
SHORT TERM INVESTMENTS - 13.57%
Navigator Securities Lending Trust,
    1.95%                                         $30,833,344     $  30,833,344
                                                                  -------------
REPURCHASE AGREEMENTS - 5.34%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85%, to
   be repurchased at $11,455,811 on
   07/01/02, collateralized by
   $10,445,000 U.S. Treasury Notes,
   6.625% due 05/15/2007 (valued at
   $11,684,842, including interest).              $11,455,000     $  11,455,000
                                                                  -------------
TOTAL INVESTMENTS   (SMALL COMPANY BLEND TRUST)
(Cost: $244,515,851)                                              $ 216,243,422
                                                                  =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

DYNAMIC GROWTH TRUST

                                                           SHARES           VALUE
                                                           ------           -----
COMMON STOCK - 79.10%

ADVERTISING - 3.23%

Lamar Advertising Company, Class A *                        64,005      $  2,381,626
The Interpublic Group of Companies, Inc. *                  39,590           980,248
TMP Worldwide, Inc. * (a)                                   31,420           675,530
                                                                        ------------
                                                                           4,037,404

AIR TRAVEL - 3.61%

Ryanair Holdings PLC, ADR * (a)                             82,580         2,879,647
Southwest Airlines Company *                               100,540         1,624,727
                                                                        ------------
                                                                           4,504,374

APPAREL & TEXTILES - 0.71%

Mohawk Industries, Inc. *                                   14,425           887,570
                                                                        ------------

BANKING - 3.18%

Commerce Bancorp, Inc. *                                     9,425           416,585
M&T Bank Corp. *                                             6,930           594,317
National Commerce Financial Corp. *                         31,505           828,581
North Fork BanCorp, Inc.                                    18,295           728,324
Northern Trust Corp. *                                      31,885         1,404,853
                                                                        ------------
                                                                           3,972,660

BROADCASTING - 3.65%

Cox Radio, Inc., Class A * (a)                              30,565           736,617
EchoStar Communications Corp., Class A * (a)                61,380         1,139,213
Entercom Communications Corp. * (a)                         17,030           781,677
Hispanic Broadcasting Corp. *                               38,250           998,325
Westwood One, Inc. *                                        27,015           902,841
                                                                        ------------
                                                                           4,558,673

BUSINESS SERVICES - 4.35%

Cendant Corp. *                                            107,475         1,706,703
Certegy, Inc. *                                             17,300           642,003
Paychex, Inc. *                                             64,125         2,006,471
Robert Half International, Inc. *                           46,265         1,077,975
                                                                        ------------
                                                                           5,433,152

CHEMICALS - 0.21%

Praxair, Inc.                                                4,665           265,765
                                                                        ------------

COMMERCIAL SERVICES - 1.24%

Moody's Corp. *                                             31,025         1,543,494
                                                                        ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.65%

Apple Computer, Inc. *                                      45,890           813,171
                                                                        ------------

CONTAINERS & GLASS - 0.65%

Ball Corp.                                                  19,640           814,667
                                                                        ------------

CRUDE PETROLEUM & NATURAL GAS - 1.59%

EOG Resources, Inc. *                                       38,035         1,509,989
Ocean Energy, Inc. *                                        22,150           479,991
                                                                        ------------
                                                                           1,989,980

DOMESTIC OIL - 0.62%

Murphy Oil Corp. *                                           9,365           772,613
                                                                        ------------

DRUGS & HEALTH CARE - 4.34%

Apogent Technologies, Inc. *                                49,460         1,017,392
Cerus Corp. * (a)                                           22,785           771,956
Enzon, Inc. * (a)                                           63,895         1,572,456
Stryker Corp. * (a)                                         38,605         2,065,754
                                                                        ------------
                                                                           5,427,558

EDUCATIONAL SERVICES - 3.23%

Apollo Group, Inc., Class A *                               79,185         3,121,473
University of Phoenix Online *                              30,733           910,311
                                                                        ------------
                                                                           4,031,784

ELECTRICAL EQUIPMENT - 0.72%

AMETEK, Inc. *                                              17,705           659,511
Millipore Corp. *                                            7,640           244,327
                                                                        ------------
                                                                             903,838

ELECTRONICS - 0.72%

Celestica, Inc. *                                           13,260           301,134
Mettler-Toledo International, Inc. *                        16,210           597,663
                                                                        ------------
                                                                             898,797

FINANCIAL SERVICES - 5.24%

Capital One Financial Corp.                                 12,305           751,220
Charles Schwab Corp.                                        64,510           722,512
Concord EFS, Inc. *                                         87,310         2,631,524
E*TRADE Group, Inc. *                                       16,065            87,715
Lehman Brothers Holdings, Inc.                              21,745         1,359,497
T. Rowe Price Group, Inc. *                                 30,370           998,566
                                                                        ------------
                                                                           6,551,034

FOOD & BEVERAGES - 0.54%

Dean Foods Company *                                        18,180           678,114
                                                                        ------------

GAS & PIPELINE UTILITIES - 1.58%

Kinder Morgan, Inc. *                                       51,960         1,975,519
                                                                        ------------

HEALTHCARE PRODUCTS - 2.59%

Alcon, Inc. *                                                9,175           314,244
Biomet, Inc. *                                                 660            17,899
St. Jude Medical, Inc. *                                    39,370         2,907,474
                                                                        ------------
                                                                           3,239,617

HEALTHCARE SERVICES - 4.08%

First Health Group Corp. *                                   8,280           232,171
Laboratory Corp. of America Holdings *                      72,180         3,295,017
Quest Diagnostics, Inc. *                                   18,195         1,565,680
                                                                        ------------
                                                                           5,092,868

HOLDINGS COMPANIES/CONGLOMERATES - 2.17%

Berkshire Hathaway, Inc., Class B *                          1,215         2,714,310
                                                                        ------------

HOMEBUILDERS - 1.17%

Clayton Homes, Inc. *                                       27,355           432,209
NVR, Inc. *                                                  3,200         1,033,600
                                                                        ------------
                                                                           1,465,809

HOTELS & RESTAURANTS - 1.65%

Starwood Hotels & Resorts Worldwide, Inc. *                 32,155         1,057,578
Yum! Brands, Inc. *                                         34,190         1,000,057
                                                                        ------------
                                                                           2,057,635

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
INDUSTRIAL MACHINERY - 0.46%

W.W. Grainger, Inc.                                         11,535      $    577,904
                                                                        ------------

INSURANCE - 6.83%

AFLAC, Inc.                                                 66,380         2,124,160
Anthem, Inc. *                                              13,335           899,846
Everest Re Group, Ltd.                                      18,910         1,058,014
MGIC Investment Corp. *                                     25,900         1,756,020
RenaissanceRe Holdings, Ltd.                                22,470           822,402
W.R. Berkley Corp. *                                        11,165           614,075
XL Capital, Ltd., Class A                                   14,830         1,256,101
                                                                        ------------
                                                                           8,530,618

INTERNET RETAIL - 2.95%

eBay, Inc. *                                                59,710         3,679,330
                                                                        ------------

LEISURE TIME - 2.16%

International Game Technology *                             23,410         1,327,347
USA Interactive *                                           58,590         1,373,936
                                                                        ------------
                                                                           2,701,283

LIFE SCIENCES - 1.10%

Forest Laboratories, Inc. *                                 19,380         1,372,104
                                                                        ------------

MANUFACTURING - 0.17%

SPX Corp. *                                                  1,855           217,963
                                                                        ------------

MEDICAL-HOSPITALS - 1.99%

C.R. Bard, Inc. *                                            4,645           262,814
Community Health Systems, Inc. *                            26,060           698,408
Health Management Association, Inc., Class A *              75,475         1,520,821
                                                                        ------------
                                                                           2,482,043

PETROLEUM SERVICES - 0.52%

Smith International, Inc. * (a)                              9,505           648,146
                                                                        ------------

PHARMACEUTICALS - 0.80%

King Pharmaceuticals, Inc. *                                44,992         1,001,072
                                                                        ------------

RAILROADS & EQUIPMENT - 0.13%

CSX Corp. *                                                  4,655           163,158
                                                                        ------------

RETAIL TRADE - 0.86%

Fastenal Company (a)                                         5,110           196,786
Fred's, Inc., Class A (a)                                   23,720           872,422
                                                                        ------------
                                                                           1,069,208

SANITARY SERVICES - 0.05%

Allied Waste Industries, Inc. *                              6,865            65,904
                                                                        ------------

SEMICONDUCTORS - 4.38%

Cree, Inc. * (a)                                            39,685           525,033
Integrated Device Technology, Inc. *                        96,515         1,750,782
KLA-Tencor Corp. *                                          16,250           714,837
Mykrolis Corp. *                                             6,084            71,852
National Semiconductor Corp. *                              26,910           784,965
Novellus Systems, Inc. *                                    22,535           766,190
NVIDIA Corp. *                                              49,665           853,245
                                                                        ------------
                                                                           5,466,904

SOFTWARE - 4.03%

BARRA, Inc. * (a)                                           11,390           423,480
Cadence Design Systems, Inc. *                              60,635           977,436
Electronic Arts, Inc. *                                     51,320         3,389,685
Keane, Inc. *                                               19,200           238,080
                                                                        ------------
                                                                           5,028,681

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.68%

Crown Castle International Corp. * (a)                     216,800           852,024
                                                                        ------------

TRUCKING & FREIGHT - 0.27%

Expeditores International of Washington, Inc.               10,290           341,216
                                                                        ------------

TOTAL COMMON STOCK
(Cost: $110,815,889)                                                    $ 98,827,964
                                                                        ============

                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                         ------             -----
SHORT TERM INVESTMENTS - 20.90%

Navigator Securities Lending Trust, 1.95%              $ 8,920,127      $  8,920,127
Federal Home Loan Bank Consolidated Discount
   Notes, 1.69% due 07/05/2002                          10,000,000         9,998,122
Federal Home Loan Mortgage Discount Notes, 1.90%
   due 07/01/2002                                        5,200,000         5,200,000
Prudential Funding Corp., 1.85% due 07/01/2002           2,000,000         2,000,000
                                                                        ------------
                                                                        $ 26,118,249

TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
(Cost: $136,934,138)                                                    $124,946,213
                                                                        ============

MID CAP GROWTH TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 81.07%

ADVERTISING - 1.92%

Lamar Advertising Company, Class A * (a)                        13,500      $    502,335
Omnicom Group, Inc. *                                            6,100           279,380
WPP Group PLC                                                   10,900            92,068
                                                                            ------------
                                                                                 873,783

APPAREL & TEXTILES - 0.12%

Polo Ralph Lauren Corp., Class A *                               2,400            53,760
                                                                            ------------

AUTO PARTS - 0.59%

Eaton Corp. *                                                    3,700           269,175
                                                                            ------------

BANKING - 1.79%

Banknorth Group, Inc.                                            6,900           179,538
National Commerce Financial Corp. *                              4,100           107,830
Northern Trust Corp. *                                           7,700           339,262
TCF Financial Corp.                                              3,800           186,580
                                                                            ------------
                                                                                 813,210

BIOTECHNOLOGY - 1.22%

Gilead Sciences, Inc. * (a)                                      8,800           289,344
IDEC Pharmaceuticals Corp. * (a)                                 7,500           265,875
                                                                            ------------
                                                                                 555,219

BROADCASTING - 3.11%

Cablevision Systems Corp.-Rainbow Media Group * (a)             11,689           102,279
Cox Radio, Inc., Class A * (a)                                   5,900           142,190
EchoStar Communications Corp., Class A * (a)                    14,300           265,408
Entercom Communications Corp. * (a)                              6,600           302,940

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
BROADCASTING - CONTINUED

Univision Communications, Inc., Class A * (a)                   11,600           364,240
Westwood One, Inc. *                                             7,000           233,940
                                                                            ------------
                                                                               1,410,997

BUSINESS SERVICES - 5.81%

Affiliated Computer Services, Inc., Class A *,                   5,700           270,636
BISYS Group, Inc. *                                             15,400           512,820
Hewitt Associates, Inc. *                                          900            20,970
ITT Industries, Inc. *                                           2,400           169,440
KPMG Consulting, Inc. *                                         32,500           482,950
Paychex, Inc. *                                                 11,500           359,835
Quest Software, Inc. * (a)                                       8,100           117,693
Robert Half International, Inc. *                               18,700           435,710
SEI Investment Company                                           4,500           126,765
SunGuard Data Systems, Inc. *                                    5,400           142,992
                                                                            ------------
                                                                               2,639,811

CELLULAR COMMUNICATIONS - 0.15%

Nextel Partners, Inc., Class A * (a)                            21,800            65,618
                                                                            ------------

CHEMICALS - 0.48%

Praxair, Inc.                                                    3,800           216,486
                                                                            ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.12%

Brocade Communications Systems, Inc. * (a)                      19,300           337,364
Extreme Networks, Inc. * (a)                                    26,400           257,928
Lexmark International Group, Inc., Class A *                     3,100           168,640
Network Appliance, Inc. *                                       23,300           289,852
Tech Data Corp. *                                                9,600           363,360
                                                                            ------------
                                                                               1,417,144

COSMETICS & TOILETRIES - 0.21%

Estee Lauder Companies, Inc., Class A *                          2,700            95,040
                                                                            ------------

CRUDE PETROLEUM & NATURAL GAS - 0.41%

Pioneer Natural Resources Company *                              7,200           187,560
                                                                            ------------

DOMESTIC OIL - 0.85%

Kerr-McGee Corp. *                                               4,300           230,265
Murphy Oil Corp. *                                               1,900           156,750
                                                                            ------------
                                                                                 387,015

EDUCATIONAL SERVICES - 1.04%

Apollo Group, Inc., Class A *                                    8,600           339,012
Career Education Corp. *                                         3,000           135,000
                                                                            ------------
                                                                                 474,012

ELECTRICAL EQUIPMENT - 0.99%

AVX Corp. * (a)                                                  4,900            80,017
Flextronics International, Ltd. *                               10,600            75,578
Molex, Inc. (a)                                                  8,800           295,064
                                                                            ------------
                                                                                 450,659

ELECTRONICS - 1.87%

Analog Devices, Inc. *                                           8,100           240,570
Celestica, Inc. *                                                7,600           172,596
L-3 Communications Holdings, Inc. * (a)                          6,600           356,400
Polycom, Inc. *                                                  6,600            79,134
                                                                            ------------
                                                                                 848,700

FINANCIAL SERVICES - 7.53%

A.G. Edwards, Inc. *                                             4,300           167,141
Ambac Financial Group, Inc. *                                    4,300           288,960
Bear Stearns Companies, Inc. * (a)                               4,100           250,920
Capital One Financial Corp.                                      6,000           366,300
E*TRADE Group, Inc. *                                           27,600           150,696
Eaton Vance Corp. *                                              5,800           180,960
Federated Investors, Inc., Class B                               5,000           172,850
Investment Technology Group, Inc. *                              4,500           147,150
John Hancock Financial Services, Inc. *                          5,600           197,120
Legg Mason, Inc. * (a)                                           8,700           429,258
Lehman Brothers Holdings, Inc.                                   4,500           281,340
Neuberger Berman, Inc. * (a)                                     5,200           190,320
SLM Corp. *                                                      3,700           358,530
Synovus Financial Corp.                                          8,600           236,672
                                                                            ------------
                                                                               3,418,217

HEALTHCARE PRODUCTS - 3.01%

Alcon, Inc. *                                                    8,000           274,000
St. Jude Medical, Inc. *                                         5,400           398,790
Varian Medical Systems, Inc. *                                   8,200           332,510
Zimmer Holdings, Inc. *                                         10,200           363,732
                                                                            ------------
                                                                               1,369,032

HEALTHCARE SERVICES - 3.82%

AmerisourceBergen Corp.                                          7,450           566,200
First Health Group Corp. * (a)                                  12,800           358,912
Laboratory Corp. of America Holdings * (a)                      12,400           566,060
McKesson Corp. *                                                 2,900            94,830
Wellpoint Health Networks, Inc., Class A *                       1,900           147,839
                                                                            ------------
                                                                               1,733,841

HOTELS & RESTAURANTS - 3.33%

CBRL Group, Inc. * (a)                                          12,400           378,448
Harrah's Entertainment, Inc. *                                  15,700           696,295
MGM Mirage * (a)                                                 8,600           290,250
Starbucks Corp. *                                                6,000           149,100
                                                                            ------------
                                                                               1,514,093

INDUSTRIAL MACHINERY - 1.28%

Apache Corp.                                                     5,359           308,035
Parker-Hannifin Corp. *                                          5,700           272,403
                                                                            ------------
                                                                                 580,438

INSURANCE - 1.89%

Nationwide Financial Services, Inc., Class A                    11,100           438,450
RenaissanceRe Holdings, Ltd.                                     1,700            62,220
The Principal Financial Group, Inc. *                           11,600           359,600
                                                                            ------------
                                                                                 860,270

INTERNET RETAIL - 1.52%

eBay, Inc. * (a)                                                11,200           690,144
                                                                            ------------

INTERNET SOFTWARE - 0.49%

Check Point Software Technologies, Ltd. * (a)                    8,800           119,328
TIBCO Software, Inc. * (a)                                       9,600            53,376
WebMethods, Inc. * (a)                                           5,200            51,480
                                                                            ------------
                                                                                 224,184

INVESTMENT COMPANIES - 0.02%

Ishares Russell Midcap Growth Index Fund (a)                       100             5,720
Nasdaq-100 Index Tracking Stock, Series 1 * *                      100             2,607
                                                                            ------------
                                                                                   8,327

LEISURE TIME - 2.17%

Blockbuster, Inc., Class A *                                     7,500           201,750
Metro-Goldwyn-Mayer, Inc. *                                     16,200           189,540
USA Interactive * (a)                                           25,300           593,285
                                                                            ------------
                                                                                 984,575

LIFE SCIENCES - 2.10%

Forest Laboratories, Inc. *                                     13,500           955,800
                                                                            ------------

MANUFACTURING - 1.79%

Danaher Corp. *                                                  4,700           311,845
Illinois Tool Works, Inc. *                                      3,900           266,370
SPX Corp. *                                                      2,000           235,000
                                                                            ------------
                                                                                 813,215

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
OFFICE FURNISHINGS & SUPPLIES - 0.47%

Office Depot, Inc. *                                            10,100      $    169,680
Staples, Inc. *                                                  2,200            43,340
                                                                            ------------
                                                                                 213,020

PETROLEUM SERVICES - 4.34%

BJ Services Company *                                           12,500           423,500
Cooper Cameron Corp. *                                           8,800           426,096
GlobalSantaFe Corp. *                                            2,600            71,110
Nabors Industries, Ltd. * (a)                                    5,400           190,620
Noble Corp. *                                                    6,200           239,320
Smith International, Inc. * (a)                                  9,100           620,529
                                                                            ------------
                                                                               1,971,175

PHARMACEUTICALS - 2.26%

Allergan, Inc. *                                                 7,100           473,925
Teva Pharmaceutical Industries, Ltd., ADR (a)                    8,300           554,274
                                                                            ------------
                                                                               1,028,199

RETAIL TRADE - 3.10%

Barnes & Noble, Inc. * (a)                                       2,100            55,503
Best Buy Company, Inc. *                                         8,150           295,845
CDW Computer Centers, Inc. *                                    11,200           524,272
Kohl's Corp. *                                                   4,100           287,328
The Limited, Inc. *                                             11,500           244,950
                                                                            ------------
                                                                               1,407,898

SEMICONDUCTORS - 9.90%

Altera Corp. *                                                  19,700           267,920
Applied Micro Circuits Corp. *                                  12,300            58,179
ASML Holding NV * (a)                                            8,800           133,056
Atmel Corp. *                                                   12,900            80,754
Broadcom Corp., Class A * (a)                                    7,800           136,812
Cypress Semiconductor Corp. *                                   13,300           201,894
Emulex Corp. * (a)                                               6,500           146,315
Fairchild Semiconductor Corp., Class A * (a)                     5,800           140,940
Integrated Device Technology, Inc. *                             6,800           123,352
KLA-Tencor Corp. * (a)                                           7,100           312,329
Lam Research Corp. * (a)                                         9,200           165,416
Linear Technology Corp.                                         13,000           408,590
LSI Logic Corp. *                                                8,200            71,750
Maxim Integrated Products, Inc. *                               11,900           456,127
Microchip Technology, Inc. *                                    19,600           537,628
Micron Technology, Inc. *                                        5,400           109,188
National Semiconductor Corp. *                                   9,300           271,281
Novellus Systems, Inc. *                                         6,900           234,600
QLogic Corp. *                                                   5,800           220,980
Teradyne, Inc. * (a)                                             8,100           190,350
Vitesse Semiconductor Corp. *                                    6,500            20,215
Xilinx, Inc. *                                                   9,400           210,842
                                                                            ------------
                                                                               4,498,518

SOFTWARE - 6.58%

Adobe Systems, Inc. *                                           12,000           342,000
BEA Systems, Inc. *                                             34,000           323,340
Intuit, Inc. *                                                  11,500           571,780
Mercury Interactive Corp. * (a)                                 10,700           245,672
Networks Associates, Inc. *                                      4,100            79,007
PeopleSoft, Inc. *                                              17,600           261,888
Rational Software Corp. *                                       14,800           121,508
Siebel Systems, Inc. *                                          20,300           288,666
Symantec Corp. * (a)                                            12,800           420,480
VERITAS Software Corp. *                                        16,900           334,451
                                                                            ------------
                                                                               2,988,792

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.49%

Finisar Corp. * (a)                                             13,600            32,232
RF Micro Devices, Inc. *                                        21,600           164,592
Time Warner Telecom, Inc., Class A * (a)                        14,600            24,528
                                                                            ------------
                                                                                 221,352


TRAVEL SERVICES - 1.30%

Expedia, Inc., Class A * (a)                                     7,400           438,746
Hotels.com, Class A * (a)                                        3,600           152,028
                                                                            ------------
                                                                                 590,774

TOTAL COMMON STOCK
(Cost: $42,396,232)                                                         $ 36,830,053
                                                                            ============


WARRANTS - 0.09%

TRAVEL SERVICES - 0.09%

Expedia, Inc. *, (Expiration date
  02/04/2009; strike price $ 52.00)                              1,416            41,064
                                                                            ------------

TOTAL WARRANTS
(Cost: $30,229)                                                             $     41,064
                                                                            ------------

                                                       PRINCIPAL
                                                        AMOUNT             VALUE
                                                        ------             -----
SHORT TERM INVESTMENTS - 13.96%

Navigator Securities Lending Trust, 1.95%,            $ 6,340,497      $  6,340,497
                                                                       ------------
REPURCHASE AGREEMENTS - 4.88%

Repurchase Agreement with State Street Corp.,
  dated 06/28/2002 at 1.80%, to be repurchased
  at $2,215,332 on 07/01/2002, collateralized by
  $2,235,000 U.S. Treasury Notes, 2.75% due
  09/30/2003 (valued at $2,262,938, including
  interest)                                           $ 2,215,000      $  2,215,000
                                                                       ------------
TOTAL INVESTMENTS (MID CAP GROWTH TRUST)
(Cost: $50,981,958)                                                    $ 45,426,614
                                                                       ============

MID CAP OPPORTUNITIES TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 78.12%

ADVERTISING - 0.74%

Lamar Advertising Company, Class A * (a)                         8,370      $    311,448
The Interpublic Group of Companies, Inc. *                       1,337            33,104
                                                                            ------------
                                                                                 344,552

AEROSPACE - 0.07%

Northrop Grumman Corp. * (a)                                       264            33,000
                                                                            ------------

APPAREL & TEXTILES - 1.18%

Cintas Corp. (a)                                                 7,580           374,679
Columbia Sportswear Company * (a)                                4,260           136,316
Jones Apparel Group, Inc. *                                        970            36,375
                                                                            ------------
                                                                                 547,370

AUTO PARTS - 0.49%

AutoZone, Inc. *                                                 2,936           226,953
                                                                            ------------

AUTOMOBILES - 0.33%

Lear Corp. *                                                     3,355           155,169
                                                                            ------------

BANKING - 4.02%

First Tennessee National Corp. *                                 4,400           168,520
Greenpoint Financial Corp. *                                     2,045           100,410
Investors Financial Services Corp.                               6,520           218,681
M&T Bank Corp. *                                                 4,290           367,910
North Fork BanCorp, Inc.                                         7,140           284,243

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
BANKING - CONTINUED

Northern Trust Corp. *                                           3,200      $    140,992
Southtrust Corp.                                                 2,440            63,733
Zions BanCorp *                                                 10,121           527,304
                                                                            ------------
                                                                               1,871,793

BIOTECHNOLOGY - 4.45%

Affymetrix, Inc. *                                                 500            11,995
Applera Corp. - Applied Biosystems Group *                       1,160            22,608
Cephalon, Inc. * (a)                                             3,610           163,172
Charles River Laboratories International, Inc. * (a)             1,245            43,637
Chiron Corp. * (a)                                                 630            22,271
Genzyme Corp. *                                                 10,005           192,496
Gilead Sciences, Inc. * (a)                                     14,475           475,938
IDEC Pharmaceuticals Corp. * (a)                                10,175           360,704
Immunex Corp. * (a)                                              8,823           197,106
Invitrogen Corp. * (a)                                           1,211            38,764
MedImmune, Inc. *                                               19,740           521,136
Trimeris, Inc. * (a)                                               410            18,200
                                                                            ------------
                                                                               2,068,027

BROADCASTING - 0.24%

Univision Communications, Inc., Class A * (a)                    1,230            38,622
Westwood One, Inc. *                                             2,145            71,686
                                                                            ------------
                                                                                 110,308

BUSINESS SERVICES - 4.84%

Affiliated Computer Services, Inc., Class A *,                  11,116           527,788
BISYS Group, Inc. * (a)                                          7,500           249,750
ChoicePoint, Inc. *                                                900            40,923
Convergys Corp. *                                                9,860           192,073
DST Systems, Inc. *                                              6,260           286,144
Fiserv, Inc. *                                                   9,580           351,682
SEI Investment Company                                           7,941           223,698
SunGuard Data Systems, Inc. *                                   14,365           380,385
                                                                            ------------
                                                                               2,252,443

CABLE AND TELEVISION - 0.02%

Charter Communications, Inc., Class A * (a)                      2,630            10,731
                                                                            ------------

CELLULAR COMMUNICATIONS - 0.01%

Western Wireless Corp., Class A *                                1,925             6,160
                                                                            ------------

COMPUTERS & BUSINESS EQUIPMENT - 1.88%

Brocade Communications Systems, Inc. *                           1,720            30,066
Extreme Networks, Inc. * (a)                                    22,730           222,072
Henry, Jack & Associates, Inc. (a)                               5,840            97,469
Lexmark International Group, Inc., Class A *                     9,005           489,872
Network Appliance, Inc. * (a)                                    1,890            23,512
Precise Software Solutions, Ltd. * (a)                           1,120            10,696
                                                                            ------------
                                                                                 873,687

COSMETICS & TOILETRIES - 0.95%

Alberto Culver Company, Class B (a)                                810            38,718
Estee Lauder Companies, Inc., Class A *                         11,460           403,392
                                                                            ------------
                                                                                 442,110

CRUDE PETROLEUM & NATURAL GAS - 0.47%

EOG Resources, Inc. *                                            1,970            78,209
Valero Energy Corp. * (a)                                        3,774           141,223
                                                                            ------------
                                                                                 219,432

DOMESTIC OIL - 0.87%

Kerr-McGee Corp. *                                                 585            31,327
Murphy Oil Corp. *                                               4,525           373,312
                                                                            ------------
                                                                                 404,639

DRUGS & HEALTH CARE - 3.30%

Andrx Corp. *                                                   13,684           369,057
Apogent Technologies, Inc. *                                     8,570           176,285
Caremark Rx, Inc. * (a)                                         23,255           383,707
Enzon, Inc. * (a)                                                1,465            36,054
Health Net, Inc. * (a)                                           2,680            71,744
IDEXX Laboratories, Inc. *                                       7,985           205,933
Ivax Corp. * (a)                                                 2,899            31,309
Qiagen NV * (a)                                                  1,810            21,087
Scios, Inc. * (a)                                                1,655            50,660
Stryker Corp. * (a)                                              2,040           109,160
Trigon Healthcare, Inc. *                                          790            79,458
                                                                            ------------
                                                                               1,534,454

EDUCATIONAL SERVICES - 0.27%

Apollo Group, Inc., Class A *                                    3,200           126,144
                                                                            ------------

ELECTRICAL EQUIPMENT - 0.22%

Dupont Photomasks, Inc. *                                        1,900            61,712
Symbol Technologies, Inc. * (a)                                  4,710            40,035
                                                                            ------------
                                                                                 101,747

ELECTRIC UTILITIES - 0.80%

Progress Energy, Inc. *                                          7,170           372,912
                                                                            ------------

ELECTRONICS - 1.14%

Celestica, Inc. * (a)                                            5,610           127,403
FEI Company * (a)                                                1,115            27,329
Jabil Circuit, Inc. * (a)                                        3,430            72,407
L-3 Communications Holdings, Inc. * (a)                          3,355           181,170
Mentor Graphics Corp. * (a)                                      3,360            47,779
Mirant Corp. *                                                   2,640            19,272
Photon Dynamics, Inc. * (a)                                      1,900            57,000
                                                                            ------------
                                                                                 532,360

ENERGY - 0.75%

Entergy Corp. *                                                  8,175           346,947
                                                                            ------------

FINANCIAL SERVICES - 3.24%

Ambac Financial Group, Inc. *                                    1,480            99,456
Americredit Corp. * (a)                                         11,065           310,373
Arthur J. Gallagher & Company                                    1,000            34,650
Bear Stearns Companies, Inc. *                                   1,435            87,822
Capital One Financial Corp. (a)                                  2,215           135,226
Charter One Financial, Inc.                                      6,560           225,533
Concord EFS, Inc. *                                              4,000           120,560
Investment Technology Group, Inc. *                              1,800            58,860
Legg Mason, Inc. * (a)                                           4,130           203,774
Metris Companies, Inc. * (a)                                     3,992            33,174
SLM Corp. *                                                      1,245           120,640
Waddell & Reed Financial, Inc., Class A                          3,400            77,928
                                                                            ------------
                                                                               1,507,996

FOOD & BEVERAGES - 0.46%

Pepsi Bottling Group, Inc. *                                     6,870           211,596
                                                                            ------------

HEALTHCARE PRODUCTS - 3.28%

Alcon, Inc. *                                                    3,043           104,223
Biomet, Inc. *                                                  14,469           392,399
Cytyc Corp. * (a)                                               10,260            78,181
Guidant Corp. *                                                  7,250           219,168
St. Jude Medical, Inc. *                                         3,845           283,953
Zimmer Holdings, Inc. *                                         12,507           446,000
                                                                            ------------
                                                                               1,523,924

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
HEALTHCARE SERVICES - 5.25%

AmerisourceBergen Corp.                                         10,215      $    776,340
Express Scripts, Inc., Class A * (a)                             7,795           390,608
Laboratory Corp. of America Holdings * (a)                      13,545           618,329
Quest Diagnostics, Inc. * (a)                                    5,580           480,159
Universal Health Services, Inc., Class B * (a)                   3,620           177,380
                                                                            ------------
                                                                               2,442,816

HOTELS & RESTAURANTS - 4.79%

Darden Restaurants, Inc.                                           927            22,897
Four Seasons Hotels, Inc. (a)                                    3,130           146,797
Harrah's Entertainment, Inc. *                                   4,000           177,400
Krispy Kreme Doughnuts, Inc. * (a)                               6,035           194,266
Marriott International, Inc., Class A                            6,000           228,300
MGM Mirage * (a)                                                 1,925            64,969
Starbucks Corp. *                                               32,060           796,691
Wendy's International, Inc. *                                    4,900           195,167
Yum! Brands, Inc. *                                             13,700           400,725
                                                                            ------------
                                                                               2,227,212

HOUSEHOLD PRODUCTS - 0.60%

Fortune Brands, Inc. *                                             600            33,600
Newell Rubbermaid, Inc. *                                        7,055           247,348
                                                                            ------------
                                                                                 280,948

INDUSTRIAL MACHINERY - 0.14%

Dover Corp. *                                                    1,900            66,500
                                                                            ------------

INDUSTRIALS - 0.24%

Brooks-Pri Automation, Inc. * (a)                                4,413           112,796
                                                                            ------------

INSURANCE - 0.86%

ACE, Ltd.                                                       11,542           364,727
Everest Re Group, Ltd.                                             644            36,032
                                                                            ------------
                                                                                 400,759

INTERNATIONAL OIL - 0.50%

Burlington Resources, Inc. *                                     6,057           230,166
                                                                            ------------

INTERNET SOFTWARE - 0.53%

Internet Security Systems, Inc. * (a)                            8,840           115,981
Retek, Inc. * (a)                                                2,312            56,182
TIBCO Software, Inc. * (a)                                       5,509            30,630
VeriSign, Inc. * (a)                                             3,590            25,812
WebMethods, Inc. * (a)                                           1,695            16,780
                                                                            ------------
                                                                                 245,385

LEISURE TIME - 1.37%

International Game Technology *                                  7,225           409,657
Royal Caribbean Cruises, Ltd. * (a)                              7,100           138,450
USA Interactive * (a)                                            3,790            88,876
                                                                            ------------
                                                                                 636,983

LIFE SCIENCES - 0.24%

Forest Laboratories, Inc. *                                      1,270            89,916
Protein Design Laboratories, Inc. * (a)                          1,855            20,145
                                                                            ------------
                                                                                 110,061

MEDICAL-HOSPITALS - 0.56%

Health Management Association, Inc., Class A *                  13,020           262,353
                                                                            ------------

OFFICE FURNISHINGS & SUPPLIES - 1.27%

Office Depot, Inc. *                                             8,500           142,800
Staples, Inc. *                                                 22,813           449,416
                                                                            ------------
                                                                                 592,216

PETROLEUM SERVICES - 4.18%

Cooper Cameron Corp. *                                           7,725           374,044
GlobalSantaFe Corp. *                                           13,878           379,563
Nabors Industries, Ltd. *                                          945            33,359
Noble Corp. *                                                   10,915           421,319
Smith International, Inc. * (a)                                  9,894           674,672
Transocean Offshore, Inc. *                                      1,967            61,272
                                                                            ------------
                                                                               1,944,229

PHARMACEUTICALS - 2.79%

Abgenix, Inc. * (a)                                              4,570            44,786
AdvancePCS *                                                     7,776           186,157
Allergan, Inc. *                                                 4,560           304,380
Barr Laboratories, Inc. * (a)                                    1,115            70,836
Celgene Corp. *                                                  1,150            17,595
King Pharmaceuticals, Inc. *                                    13,910           309,498
Ligand Pharmaceuticals, Inc., Class B * (a)                      1,600            23,200
Shire Pharmaceuticals Group PLC, ADR * (a)                       9,507           245,376
Teva Pharmaceutical Industries, Ltd., ADR                        1,400            93,492
                                                                            ------------
                                                                               1,295,320

RETAIL GROCERY - 0.57%

Sysco Corp. *                                                    9,801           266,783
                                                                            ------------

RETAIL TRADE - 6.08%

Bed Bath & Beyond, Inc. *                                       11,752           443,520
Best Buy Company, Inc. *                                         1,640            59,532
Big Lots, Inc. *                                                 7,300           143,664
CDW Computer Centers, Inc. * (a)                                 2,920           136,685
Dollar Tree Stores, Inc. *                                       5,400           212,814
Family Dollar Stores, Inc.                                      12,050           424,763
Michael's Stores, Inc. * (a)                                     3,830           149,370
RadioShack Corp. * (a)                                           8,625           259,268
Ross Stores, Inc.                                                1,219            49,674
Talbots, Inc. (a)                                                1,655            57,925
The TJX Companies, Inc.                                         27,134           532,098
Tiffany & Company *                                              3,927           138,230
Williams-Sonoma, Inc. *                                          7,200           220,752
                                                                            ------------
                                                                               2,828,295

SANITARY SERVICES - 1.10%

Ecolab, Inc. *                                                  11,105           513,384
                                                                            ------------

SEMICONDUCTORS - 7.22%

Applied Micro Circuits Corp. *                                  16,600            78,518
Broadcom Corp., Class A * (a)                                   11,991           210,322
Emulex Corp. * (a)                                              12,460           280,475
Integrated Device Technology, Inc. *                             7,865           142,671
KLA-Tencor Corp. * (a)                                           2,587           113,802
Lam Research Corp. * (a)                                        12,080           217,198
Linear Technology Corp.                                          8,680           272,812
LSI Logic Corp. *                                               22,615           197,881
LTX Corp. * (a)                                                  3,500            49,980
Marvell Technology Group, Ltd. *                                 7,585           150,866
Maxim Integrated Products, Inc. *                                1,765            67,652
Micrel, Inc. * (a)                                              13,410           192,836
Microchip Technology, Inc. *                                     5,900           161,837
Novellus Systems, Inc. * (a)                                     7,480           254,320
NVIDIA Corp. * (a)                                               1,200            20,616
PMC-Sierra, Inc. * (a)                                          23,495           217,799

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
SEMICONDUCTORS - CONTINUED

QLogic Corp. * (a)                                               8,860      $    337,566
Semtech Corp. * (a)                                              7,540           201,318
Skyworks Solutions, Inc. * (a)                                     895             4,967
Teradyne, Inc. * (a)                                             7,887           185,345
                                                                            ------------
                                                                               3,358,781

SOFTWARE - 4.63%

Adobe Systems, Inc. *                                           10,166           289,731
BEA Systems, Inc. *                                              1,820            17,308
Business Objects SA, ADR * (a)                                   3,794           106,611
Electronic Arts, Inc. *                                          6,830           451,122
Intuit, Inc. *                                                   1,650            82,038
Manugistics Group, Inc. * (a)                                    2,268            13,858
Matrixone, Inc. *                                                3,120            18,751
McDaTa Corp., Class A *                                          8,275            72,903
Mercury Interactive Corp. * (a)                                  1,273            29,228
NetIQ Corp. * (a)                                                6,830           154,563
Networks Associates, Inc. * (a)                                  9,325           179,693
PeopleSoft, Inc. *                                               8,200           122,016
Siebel Systems, Inc. *                                           8,370           119,021
Symantec Corp. * (a)                                            10,480           344,268
Synopsys, Inc. * (a)                                               790            43,300
VERITAS Software Corp. *                                         5,480           108,449
                                                                            ------------
                                                                               2,152,860

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.29%

Amdocs, Ltd. * (a)                                               2,105            15,893
RF Micro Devices, Inc. *                                        13,841           105,468
Sonus Networks, Inc. * (a)                                       5,620            11,352
Time Warner Telecom, Inc., Class A * (a)                         2,210             3,713
                                                                            ------------
                                                                                 136,426

TELEPHONE - 0.66%

CenturyTel, Inc.                                                 9,265           273,317
Telephone & Data Systems, Inc.                                     530            32,092
                                                                            ------------
                                                                                 305,409

TRANSPORTATION - 0.23%

Harley-Davidson, Inc.                                            2,065           105,873
                                                                            ------------

TOTAL COMMON STOCK
(Cost: $40,914,432)                                                         $ 36,340,009
                                                                            ------------

                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                         ------             -----
SHORT TERM INVESTMENTS - 19.94%

Navigator Securities Lending Trust, 1.95%              $ 9,274,318       $  9,274,318
                                                                         ------------

REPURCHASE AGREEMENTS - 1.94%

Repurchase Agreement with Lehman Brothers, dated
   06/28/2002 at 1.97%, to be repurchased at
   $904,148 on 07/01/2002, collateralized by
   $820,000 Federal National Mortgage Association
   7.125% due 06/15/2010 (valued at $924,445,
   including interest).                                $   904,000       $    904,000
                                                                         ------------

TOTAL INVESTMENTS (MID CAP OPPORTUNITIES TRUST)
(Cost: $51,092,750)                                                      $ 46,518,327
                                                                         ============

MID CAP STOCK TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 86.58%

AEROSPACE - 3.88%

Alliant Techsystems, Inc. *                                     45,150      $  2,880,570
Northrop Grumman Corp. *                                        31,400         3,925,000
                                                                            ------------
                                                                               6,805,570

AIR TRAVEL - 0.99%

Southwest Airlines Company *                                   107,700         1,740,432
                                                                            ------------

BANKING - 1.19%

Golden West Financial Corp. *                                   30,200         2,077,156
                                                                            ------------

BIOTECHNOLOGY - 6.71%

Applera Corp. - Celera Genomics Group *                        115,700         1,388,400
Cephalon, Inc. * (a)                                            38,200         1,726,640
Genentech, Inc. *                                               55,500         1,859,250
Genzyme Corp. *                                                 63,100         1,214,044
Gilead Sciences, Inc. *                                         82,300         2,706,024
Immunex Corp. *                                                 68,300         1,525,822
Millennium Pharmaceuticals, Inc. *                             109,800         1,334,070
                                                                            ------------
                                                                              11,754,250

BROADCASTING - 1.12%

Cablevision Systems Corp.
Rainbow Media Group *                                           81,500           713,125
Fox Entertainment Group, Inc., Class A *                        57,800         1,257,150
                                                                            ------------
                                                                               1,970,275

BUILDING MATERIALS & CONSTRUCTION - 0.91%

American Standard Companies, Inc. *                             21,200         1,592,120
                                                                            ------------

BUSINESS SERVICES - 7.05%

BISYS Group, Inc. *                                             61,000         2,031,300
Cendant Corp. *                                                303,200         4,814,816
Certegy, Inc. *                                                 56,500         2,096,715
Global Payments, Inc. *                                         18,600           553,350
Manpower, Inc. *                                                43,800         1,609,650
Teletech Holdings, Inc. *                                      131,700         1,256,418
                                                                            ------------
                                                                              12,362,249

CHEMICALS - 1.56%

Cambrex Corp. *                                                 68,100         2,730,810
                                                                            ------------

COMPUTERS & BUSINESS EQUIPMENT - 1.10%

Apple Computer, Inc. *                                         108,800         1,927,936
                                                                            ------------

CONSTRUCTION MATERIALS - 0.71%

Vulcan Materials Company                                        28,400         1,243,920
                                                                            ------------

DRUGS & HEALTH CARE - 3.67%

Beckman Coulter, Inc. *                                         68,400         3,413,160
Edwards Lifesciences Corp. *                                    99,300         2,303,760
Ivax Corp. *                                                    66,600           719,280
                                                                            ------------
                                                                               6,436,200

ELECTRICAL EQUIPMENT - 0.24%

Flextronics International, Ltd. *                               59,800           426,374
                                                                            ------------

ELECTRONICS - 3.62%

Analog Devices, Inc. *                                          16,800           498,960
Celestica, Inc. *                                               59,800         1,358,058
Jabil Circuit, Inc. *                                           85,300         1,800,683
Sanmina-SCI Corp. *                                            226,040         1,426,312
Varian, Inc. *                                                  38,500         1,268,575
                                                                            ------------
                                                                               6,352,588

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
FINANCIAL SERVICES - 3.70%

Ambac Financial Group, Inc. *                                   28,300      $  1,901,760
Countrywide Credit Industries, Inc. *                           47,000         2,267,750
Federated Investors, Inc., Class B                              67,000         2,316,190
                                                                            ------------
                                                                               6,485,700

HEALTHCARE PRODUCTS - 2.60%

DENTSPLY International, Inc.                                    46,000         1,697,860
St. Jude Medical, Inc. *                                        20,800         1,536,080
Viasys Healthcare, Inc. *                                       75,837         1,323,356
                                                                            ------------
                                                                               4,557,296

HEALTHCARE SERVICES - 5.24%

AmerisourceBergen Corp.                                         58,700         4,461,200
Cross Country, Inc. * (a)                                       52,300         1,976,940
McKesson Corp. *                                                83,700         2,736,990
                                                                            ------------
                                                                               9,175,130

HOTELS & RESTAURANTS - 3.72%

Hilton Hotels Corp. *                                          109,800         1,526,220
MGM Mirage *                                                    42,000         1,417,500
Park Place Entertainment Corp. *                               158,900         1,628,725
Starbucks Corp. *                                               78,200         1,943,270
                                                                            ------------
                                                                               6,515,715

HOUSEHOLD PRODUCTS - 0.69%

Harman International Industries, Inc. *                         24,700         1,216,475
                                                                            ------------

INDUSTRIAL MACHINERY - 3.82%

Donaldson Company, Inc.                                         40,800         1,429,632
Pentair, Inc.                                                   69,100         3,322,328
Thermo Electron Corp. *                                        117,300         1,935,450
                                                                            ------------
                                                                               6,687,410

INSURANCE - 1.01%

Anthem, Inc. *                                                  26,300         1,774,724
                                                                            ------------

INTERNET RETAIL - 0.04%

Freemarkets, Inc. *                                              5,200            73,476
                                                                            ------------

LEISURE TIME - 3.77%

Carnival Corp., Class A *                                       56,800         1,572,792
Royal Caribbean Cruises, Ltd. * (a)                            122,200         2,382,900
Six Flags, Inc. * (a)                                           86,300         1,247,035
THQ, Inc. * (a)                                                 46,950         1,400,049
                                                                            ------------
                                                                               6,602,776

MEDICAL-HOSPITALS - 2.21%

Davita, Inc. *                                                   9,138           217,484
Health Management Association, Inc., Class A *                  91,900         1,851,785
Tenet Healthcare Corp. *                                        25,100         1,795,905
                                                                            ------------
                                                                               3,865,174

NEWSPAPERS - 0.99%

Knight-Ridder, Inc. *                                           27,500         1,731,125
                                                                            ------------

OFFICE FURNISHINGS & SUPPLIES - 2.95%

Staples, Inc. *                                                262,700         5,175,190
                                                                            ------------

PETROLEUM SERVICES - 1.43%

GlobalSantaFe Corp. *                                           27,797           760,248
Nabors Industries, Ltd. *                                       24,300           857,790
Noble Corp. *                                                   22,800           880,080
                                                                            ------------
                                                                               2,498,118

PHARMACEUTICALS - 1.42%

Regeneron Pharmaceuticals, Inc. * (a)                           35,100           509,301
Vertex Pharmaceuticals, Inc. * (a)                              48,400           787,952
Watson Pharmaceuticals, Inc. *                                  47,200         1,192,744
                                                                            ------------
                                                                               2,489,997

REAL ESTATE - 1.11%

Host Marriott Corp., REIT *                                    171,500      $  1,937,950
                                                                            ------------

RETAIL TRADE - 3.63%

Abercrombie & Fitch Company, Class A *                          57,000         1,374,840
Aeropostale, Inc. *                                              3,900           106,743
CDW Computer Centers, Inc. *                                    27,000         1,263,870
Electronics Boutique Holdings Corp. * (a)                       64,900         1,901,570
Foot Locker, Inc. *                                            118,700         1,715,215
                                                                            ------------
                                                                               6,362,238

SEMICONDUCTORS - 8.31%

Altera Corp. *                                                 151,300         2,057,680
Broadcom Corp., Class A *                                       81,900         1,436,526
Emulex Corp. *                                                  43,400           976,934
Fairchild Semiconductor Corp., Class A *                        89,300         2,169,990
International Rectifier Corp. *                                 59,300         1,728,595
Lam Research Corp. * (a)                                        61,100         1,098,578
National Semiconductor Corp. *                                  54,400         1,586,848
QLogic Corp. *                                                  26,100           994,410
Teradyne, Inc. *                                                50,400         1,184,400
United Microelectronics Corp., ADR * (a)                       180,800         1,328,880
                                                                            ------------
                                                                              14,562,841

SOFTWARE - 3.50%

Electronic Arts, Inc. *                                         56,300         3,718,615
Intuit, Inc. *                                                  48,500         2,411,420
                                                                            ------------
                                                                               6,130,035

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.26%

UTStarcom, Inc. *                                              109,800         2,214,666
                                                                            ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 1.47%

Mattel, Inc. *                                                  89,000         1,876,120
NIKE, Inc., Class B *                                           13,000           697,450
                                                                            ------------
                                                                               2,573,570

TRAVEL SERVICES - 0.96%

Sabre Holdings, Inc. *                                          46,900         1,679,020
                                                                            ------------

TOTAL COMMON STOCK
(Cost: $157,314,562)                                                        $151,728,506
                                                                            ------------

                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                         ------             -----
SHORT TERM INVESTMENTS - 6.94%

Navigator Securities Lending Trust, 1.95%              $12,154,820       $ 12,154,820
                                                                         ------------
REPURCHASE AGREEMENTS - 6.48%

Repurchase Agreement with Dillon Read,
   dated 06/28/2002 at 1.89%, to be
   repurchased at $11,364,790 on
   07/01/2002, collateralized by
   $10,732,000 U.S. Treasury Bonds,
   6.50% due 05/15/2005 (valued at
   $11,733,492 including interest).                    $11,363,000       $ 11,363,000
                                                                         ------------
TOTAL INVESTMENTS (Mid Cap Stock Trust)
(Cost: $180,832,382)                                                     $175,246,326
                                                                         ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

ALL CAP GROWTH TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 92.69%

ADVERTISING - 1.75%

Lamar Advertising Company, Class A *                           161,300      $  6,001,973
Omnicom Group, Inc. *                                           25,400         1,163,320
The Interpublic Group of Companies, Inc. *                      80,400         1,990,704
                                                                            ------------
                                                                               9,155,997

AEROSPACE - 2.97%

General Dynamics Corp.                                          40,500         4,307,175
Lockheed Martin Corp. *                                        161,300        11,210,350
                                                                            ------------
                                                                              15,517,525

AUTO PARTS - 0.80%

AutoZone, Inc. *                                                54,000         4,174,200
                                                                            ------------

BANKING - 2.10%

Bank of America Corp. *                                         53,600         3,771,296
Citigroup, Inc.                                                 94,100         3,646,375
Fifth Third Bancorp *                                           53,200         3,545,780
                                                                            ------------
                                                                              10,963,451

BIOTECHNOLOGY - 2.04%

Amgen, Inc. *                                                  126,500         5,297,820
Cephalon, Inc. * (a)                                            52,100         2,354,920
IDEC Pharmaceuticals Corp. * (a)                                85,300         3,023,885
                                                                            ------------
                                                                              10,676,625

BROADCASTING - 1.03%

Clear Channel Communications, Inc. *                            54,500         1,745,090
Hispanic Broadcasting Corp. *                                   41,300         1,077,930
Univision Communications, Inc., Class A * (a)                   81,400         2,555,960
                                                                            ------------
                                                                               5,378,980

BUILDING MATERIALS & CONSTRUCTION - 0.57%

Masco Corp. *                                                  109,000         2,954,990
                                                                            ------------

BUSINESS SERVICES - 5.27%

Accenture, Ltd., Class A *                                      80,900         1,537,100
Computer Sciences Corp. *                                       67,300         3,216,940
Fiserv, Inc. *                                                 322,725        11,847,235
Paychex, Inc. *                                                107,250         3,355,852
Robert Half International, Inc. *                               81,800         1,905,940
SunGuard Data Systems, Inc. *                                  215,100         5,695,848
                                                                            ------------
                                                                              27,558,915

CHEMICALS - 0.37%

Eastman Chemical Company *                                      40,700         1,908,830
                                                                            ------------

COMMERCIAL SERVICES - 0.77%

Moody's Corp. *                                                 80,700         4,014,825
                                                                            ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.88%

Cisco Systems, Inc. *                                          430,200         6,001,290
Dell Computer Corp. *                                          215,100         5,622,714
Intel Corp. *                                                  188,200         3,438,414
                                                                            ------------
                                                                              15,062,418

COSMETICS & TOILETRIES - 1.63%

Estee Lauder Companies, Inc., Class A *                         53,600         1,886,720
The Gillette Company *                                          53,100         1,798,497
The Procter & Gamble Company *                                  54,000         4,822,200
                                                                            ------------
                                                                               8,507,417

DRUGS & HEALTH CARE - 2.25%

Biovail Corp. * (a)                                             52,300         1,514,608
Cardinal Health, Inc. *                                         94,150         5,781,752
Caremark Rx, Inc. *                                            268,900         4,436,850
                                                                            ------------
                                                                              11,733,210

ELECTRICAL EQUIPMENT - 0.85%

Emerson Electric Company *                                      40,500         2,167,155
Molex, Inc.                                                     67,800         2,273,334
                                                                            ------------
                                                                               4,440,489

ELECTRONICS - 3.59%

Analog Devices, Inc. *                                         250,500         7,439,850
Celestica, Inc. * (a)                                          161,300         3,663,123
L-3 Communications Holdings, Inc. * (a)                         97,900         5,286,600
Vishay Intertechnology, Inc. *                                 108,600         2,389,200
                                                                            ------------
                                                                              18,778,773

FINANCIAL SERVICES - 7.35%

Capital One Financial Corp.                                     74,400         4,542,120
Concord EFS, Inc. *                                             76,300         2,299,682
Federal Home Loan Mortgage Corp.                                43,200         2,643,840
Federal National Mortgage Association                           40,500         2,986,875
MBNA Corp. *                                                    66,900         2,212,383
Merrill Lynch & Company, Inc. *                                143,300         5,803,650
Morgan Stanley Dean Witter & Company *                         143,800         6,194,904
SLM Corp. *                                                     14,200         1,375,980
State Street Corp.                                              32,100         1,434,870
The Goldman Sachs Group, Inc. *                                 66,800         4,899,780
Washington Mutual, Inc.                                        107,600         3,993,036
                                                                            ------------
                                                                              38,387,120

FOOD & BEVERAGES - 0.86%

The Coca-Cola Company                                           80,200         4,491,200
                                                                            ------------

HEALTHCARE PRODUCTS - 2.60%

Biomet, Inc. *                                                 215,075         5,832,834
Johnson & Johnson                                               38,500         2,012,010
Medtronic, Inc.                                                134,400         5,759,040
                                                                            ------------
                                                                              13,603,884

HEALTHCARE SERVICES - 3.10%

HCA-The Healthcare Company *                                    73,000         3,467,500
UnitedHealth Group, Inc. *                                      54,000         4,943,700
Wellpoint Health Networks, Inc., Class A *                     100,000         7,781,000
                                                                            ------------
                                                                              16,192,200

HOMEBUILDERS - 1.32%

Centex Corp. *                                                  32,000         1,849,280
D.R. Horton, Inc.                                               64,400         1,676,332
Lennar Corp. *                                                  31,800         1,946,160
NVR, Inc. *                                                      4,400         1,421,200
                                                                            ------------
                                                                               6,892,972

HOTELS & RESTAURANTS - 4.15%

Brinker International, Inc. *                                  146,350         4,646,612
Darden Restaurants, Inc.                                       120,500         2,976,350
Hilton Hotels Corp. *                                          161,300         2,242,070
McDonalds Corp. *                                               67,200         1,911,840
MGM Mirage *                                                    52,900         1,785,375
Outback Steakhouse, Inc. *                                      92,100         3,232,710
Wendy's International, Inc. *                                   56,000         2,230,480
Yum! Brands, Inc. *                                             91,800         2,685,150
                                                                            ------------
                                                                              21,710,587

HOUSEHOLD APPLIANCES - 0.44%

Maytag Corp. *                                                  53,300         2,273,245
                                                                            ------------

HOUSEHOLD PRODUCTS - 0.50%

Newell Rubbermaid, Inc. *                                       74,800         2,622,488
                                                                            ------------

INDUSTRIAL MACHINERY - 1.34%

Deere & Company *                                               67,500         3,233,250
Ingersoll-Rand Company, Inc., Class A *                         40,500         1,849,230
Parker-Hannifin Corp. *                                         39,900         1,906,821
                                                                            ------------
                                                                               6,989,301

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
INSURANCE - 3.82%

ACE, Ltd.                                                      135,000      $  4,266,000
AFLAC, Inc.                                                    102,200         3,270,400
American International Group, Inc.                             131,900         8,999,537
XL Capital, Ltd., Class A                                       40,500         3,430,350
                                                                            ------------
                                                                              19,966,287

INTERNATIONAL OIL - 0.33%

Weatherford International, Ltd. * (a)                           40,200         1,736,640
                                                                            ------------

INTERNET RETAIL - 0.64%

eBay, Inc. *                                                    54,000         3,327,480
                                                                            ------------

LIFE SCIENCES - 1.10%

Forest Laboratories, Inc. *                                     80,900         5,727,720
                                                                            ------------

MANUFACTURING - 0.34%

Danaher Corp. *                                                 27,000         1,791,450
                                                                            ------------

MEDICAL-HOSPITALS - 1.39%

Health Management Association, Inc., Class A *                 167,600         3,377,140
Tenet Healthcare Corp. *                                        54,000         3,863,700
                                                                            ------------
                                                                               7,240,840

OFFICE FURNISHINGS & SUPPLIES - 1.66%

Office Depot, Inc. *                                           215,100         3,613,680
Staples, Inc. *                                                257,400         5,070,780
                                                                            ------------
                                                                               8,684,460

PETROLEUM SERVICES - 1.14%

Exxon Mobil Corp. *                                             49,700         2,033,724
Nabors Industries, Ltd. *                                       54,100         1,909,730
Transocean Offshore, Inc. *                                     65,200         2,030,980
                                                                            ------------
                                                                               5,974,434

PHARMACEUTICALS - 4.03%

Medicis Pharmaceutical Corp., Class A * (a)                    107,600         4,600,976
Pfizer, Inc. *                                                 268,900         9,411,500
Teva Pharmaceutical Industries, Ltd., ADR                       73,200         4,888,296
Wyeth *                                                         42,100         2,155,520
                                                                            ------------
                                                                              21,056,292

REAL ESTATE - 0.36%

Pulte Homes, Inc. *                                             32,600         1,873,848
                                                                            ------------

RETAIL GROCERY - 0.35%

Sysco Corp. *                                                   67,500         1,837,350
                                                                            ------------

RETAIL TRADE - 10.00%

Bed Bath & Beyond, Inc. *                                      161,300         6,087,462
Borders Group, Inc. *                                          120,400         2,215,360
CDW Computer Centers, Inc. *                                   103,700         4,854,197
Circuit City Stores, Inc. * (a)                                 80,200         1,736,330
Family Dollar Stores, Inc.                                      94,100         3,317,025
Kohl's Corp. *                                                  89,300         6,258,144
Lowe's Companies, Inc. *                                       107,600         4,885,040
Ross Stores, Inc.                                               67,500         2,750,625
The Home Depot, Inc. *                                          94,100         3,456,293
The Limited, Inc. *                                            161,300         3,435,690
The TJX Companies, Inc.                                        161,300         3,163,093
Wal-Mart Stores, Inc.                                          107,600         5,919,076
Walgreen Company *                                             107,600         4,156,588
                                                                            ------------
                                                                              52,234,923

SEMICONDUCTORS - 9.06%

Altera Corp. *                                                 215,100         2,925,360
Applied Materials, Inc. *                                      362,300         6,890,946
Integrated Device Technology, Inc. *                           144,900         2,628,486
KLA-Tencor Corp. *                                              93,500         4,113,065
Lam Research Corp. * (a)                                       134,400         2,416,512
Linear Technology Corp.                                        134,000         4,211,620
Maxim Integrated Products, Inc. *                               76,800         2,943,744
Microchip Technology, Inc. *                                   284,425         7,801,778
Micron Technology, Inc. *                                      134,400         2,717,568
Novellus Systems, Inc. *                                       142,400         4,841,600
Teradyne, Inc. *                                               154,500         3,630,750
Texas Instruments, Inc. *                                       93,900         2,225,430
                                                                            ------------
                                                                              47,346,859

SOFTWARE - 6.07%

Electronic Arts, Inc. *                                         88,700         5,858,635
Intuit, Inc. *                                                 186,700         9,282,724
Mercury Interactive Corp. * (a)                                 82,300         1,889,608
Microsoft Corp. *                                              268,900        14,708,830
                                                                            ------------
                                                                              31,739,797

TOBACCO - 0.40%

Philip Morris Companies, Inc. *                                 48,400         2,114,112
                                                                            ------------

TRANSPORTATION - 0.92%

Harley-Davidson, Inc.                                           94,100         4,824,507
                                                                            ------------

TRUCKING & FREIGHT - 0.55%

FedEx Corp.                                                     54,000         2,883,600
                                                                            ------------

TOTAL COMMON STOCK
(Cost: $519,525,490)                                                        $484,350,241
                                                                            ------------

                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
SHORT TERM INVESTMENTS - 7.31%

Navigator Securities Lending Trust, 1.95%              $23,085,259        $ 23,085,259
Federal Home Loan Bank Consolidated
   Discount Notes, 1.87% due 07/01/2002
                                                        15,132,000          15,130,428
                                                                          ------------
                                                                          $ 38,215,687

TOTAL INVESTMENTS (All Cap Growth Trust)
(Cost: $557,741,177)                                                      $522,565,928
                                                                          ============

FINANCIAL SERVICES TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 81.06%

BANKING - 19.19%

Bank One Corp. *                                                46,500      $  1,789,320
Citigroup, Inc.                                                 52,400         2,030,500
Fifth Third Bancorp *                                           10,200           679,830
Golden West Financial Corp. *                                   32,300         2,221,594
Lloyds TSB Group PLC, ADR (a)                                   30,400         1,217,520
Wells Fargo & Company                                           39,500         1,977,370
                                                                            ------------
                                                                               9,916,134

BUSINESS SERVICES - 6.34%

Dun & Bradstreet Corp. *                                        51,200         1,692,160
Tyco International, Ltd. *                                     117,000         1,580,670
                                                                            ------------
                                                                               3,272,830

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
COMMERCIAL SERVICES - 4.60%

Moody's Corp. * (a)                                             47,800      $  2,378,050
                                                                            ------------

CONTAINERS & GLASS - 3.22%

Sealed Air Corp. * (a)                                          41,300         1,663,151
                                                                            ------------

FINANCIAL SERVICES - 19.65%

American Express Company *,                                     76,100         2,763,952
Charles Schwab Corp. (a)                                        22,800           255,360
Household International, Inc.                                   44,200         2,196,740
Morgan Stanley Dean Witter & Company *                          46,900         2,020,452
Providian Financial Corp. * (a)                                 24,600           144,648
State Street Corp. (a)                                          21,400           956,580
Stilwell Financial, Inc.                                        99,600         1,812,720
                                                                            ------------
                                                                              10,150,452

HOLDINGS COMPANIES/CONGLOMERATES - 9.03%

Berkshire Hathaway, Inc., Class A * (a)                              6           400,800
Berkshire Hathaway, Inc., Class B * (a)                            200           446,800
Horace Mann Educators Corp. *                                   20,400           380,868
Julius Baer Holdings, Ltd.                                       8,000         2,292,994
Loews Corp. *                                                   21,600         1,144,584
                                                                            ------------
                                                                               4,666,046

INSURANCE - 15.65%

American International Group, Inc.                              11,800           805,114
Aon Corp. *                                                     39,800         1,173,304
Cincinnati Financial Corp. (a)                                  31,500         1,465,695
Everest Re Group, Ltd.                                          12,900           721,755
FPIC Insurance Group, Inc. * (a)                                11,800           177,590
Markel Corp. *                                                   2,800           551,600
Sun Life Financial Services Canada, Inc. * (a)                  36,500           797,890
The Principal Financial Group, Inc. *                           22,600           700,600
Transatlantic Holdings, Inc. (a)                                21,150         1,692,000
                                                                            ------------
                                                                               8,085,548

TOBACCO - 3.38%

Philip Morris Companies, Inc. *                                 40,000         1,747,200
                                                                            ------------

TOTAL COMMON STOCK
(Cost: $46,335,230)                                                         $ 41,879,411
                                                                            ------------

                                                         PRINCIPAL
                                                          AMOUNT           VALUE
                                                          ------           -----
SHORT TERM INVESTMENTS - 18.94%

Navigator Securities Lending Trust, 1.95%               $ 7,998,160     $  7,998,160
Federal Home Loan Bank Consolidated Discount Notes,
  1.87% due 07/01/2002                                    1,790,000        1,790,000
                                                                        ------------
                                                                        $  9,788,160

TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
(Cost: $56,123,390)                                                     $ 51,667,571
                                                                        ============

OVERSEAS TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 79.84%

AUSTRALIA - 0.19%

BRL Hardy, Ltd.                                                147,923      $    750,425
QBE Insurance Group, Ltd.                                       35,500           132,722
                                                                            ------------
                                                                                 883,147

BERMUDA - 0.08%

Tyco International, Ltd. *                                      29,500           398,545
                                                                            ------------

BRAZIL - 0.37%

Petroleo Brasileiro SA, ADR                                     92,000         1,735,120
                                                                            ------------

CANADA - 4.36%

Alcan Aluminum, Ltd.                                           192,500         7,222,600
Alcan Aluminum, Ltd. - USD                                     108,000         4,103,246
Barrick Gold Corp.                                              19,600           372,074
Barrick Gold Corp. - USD *                                      11,500           218,385
Canadian Natural Resources, Ltd.                                37,600         1,275,533
Canadian Natural Resources, Ltd. - USD *                           200             6,850
Placer Dome, Inc.                                               19,800           221,637
Placer Dome, Inc. - USD *                                       10,600           118,826
Suncor Energy, Inc.                                            150,700         2,639,507
Talisman Energy, Inc.                                           96,300         4,327,698
Talisman Energy, Inc. - USD *                                    1,500            67,725
                                                                            ------------
                                                                              20,574,081

DENMARK - 0.46%

Danske Bank A/S                                                 16,700           306,963
Novo Nordisk AS                                                 55,800         1,843,967
                                                                            ------------
                                                                               2,150,930

FINLAND - 1.67%

Nokia AB Oyj                                                   540,900         7,901,908
                                                                            ------------

FRANCE - 7.88%

Aventis SA (a)                                                  83,201         5,884,604
AXA (a)                                                        162,600         2,968,440
BNP Paribas SA (a)                                             169,852         9,376,170
Credit Lyonnais                                                  7,300           312,305
Pechiney SA, Class A                                            11,200           510,619
Pernod-Ricard SA (a)                                            18,100         1,769,934
Sanofi-Synthelabo SA (a)                                        39,300         2,386,382
Societe Television Francaise 1 *                                20,800           555,853
Technip-Coflexop SA (a)                                          4,300           451,848
TotalFinaElf SA, B Shares (a)                                   76,797        12,445,514
Vivendi Universal SA (a)                                        24,754           533,900
                                                                            ------------
                                                                              37,195,569

GERMANY - 2.94%

Allianz AG Holding (a)                                          21,450         4,322,960
BASF AG (a)                                                     48,250         2,242,569
Deutsche Boerse AG                                              30,673         1,303,168
Deutsche Lufthansa AG *                                         90,500         1,284,629
Infineon Technologies AG *                                      90,100         1,419,281
SAP AG (a)                                                       7,600           743,551
Schering AG (a)                                                 40,900         2,571,429
                                                                            ------------
                                                                              13,887,587

HONG KONG - 1.82%

China Mobile (Hong Kong), Ltd. *                               997,500         2,947,835
CNOOC, Ltd. (a)                                                877,000         1,174,993
Hutchison Whampoa, Ltd. (a)                                    598,200         4,467,470
                                                                            ------------
                                                                               8,590,298

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
IRELAND - 0.12%

Elan Corp. PLC, ADR *                                           98,900      $    540,983
                                                                            ------------

ISRAEL - 0.27%

Check Point Software Technologies, Ltd. *                       93,200         1,263,792
                                                                            ------------

ITALY - 1.10%

Telecom Italia SPA (a)                                         391,800         3,062,700
UniCredito Italiano SPA (a)                                    472,100         2,131,406
                                                                            ------------
                                                                               5,194,106

JAPAN - 24.00%

Advantest Corp. (a)                                             41,800         2,601,493
Canon, Inc.                                                    103,000         3,892,629
Credit Saison Company, Ltd. (a)                                128,900         3,059,446
Daiwa Securities Group, Inc.                                 1,537,000         9,963,284
Fujitsu, Ltd. (a)                                              265,000         1,848,246
Hoya Corp.                                                       9,600           698,386
Ito-Yokado Company, Ltd.                                       101,000         5,055,688
Jafco Company, Ltd. (a)                                         54,500         4,819,589
Japan Telecom Company, Ltd.                                        244           698,219
Keyence Corp.                                                    3,900           826,104
Konami Company                                                  16,000           335,711
Kyocera Corp.                                                   51,000         3,722,938
Matsushita Electric Industrial Company, Ltd. (a)               100,000         1,364,035
Mitsubishi Electric Corp.                                      766,000         3,438,101
Mizuho Holdings, Inc.                                              540         1,198,348
Murata Manufacturing Company, Ltd. (a)                          48,000         3,083,469
NEC Corp. (a)                                                  185,000         1,287,198
Nikko Cordial Corp.                                          2,570,000        12,971,676
Nikon Corp. * (a)                                              182,000         2,014,883
Nintendo Company, Ltd.                                           3,000           441,747
Nippon Telegraph & Telephone Corp.                                 689         2,833,830
Nissan Motor Company                                           458,000         3,171,401
Nomura Securities Company, Ltd.                                863,000        12,671,589
Omron Corp.                                                    187,000         2,706,753
Orix Corp.                                                      79,000         6,373,253
Ricoh Company, Ltd.                                             40,000           692,446
Rohm Company                                                    27,000         4,029,784
Sony Corp.                                                      74,600         3,939,582
Sumitomo Electric Industries, Ltd.                             179,000         1,240,971
Sumitomo Mitsui Banking Corp.                                  229,000         1,117,632
Takeda Chemical Industries, Ltd.                               125,000         5,485,338
Tokyo Electron, Ltd. (a)                                        43,500         2,834,314
Toshiba Corp. *                                                465,000         1,893,130
Toyota Motor Corp.                                              38,200         1,013,440
                                                                            ------------
                                                                             113,324,653

SOUTH KOREA - 0.72%

KT Corp., ADR                                                   28,900           625,685
Samsung Electronics Company                                     10,100         2,762,178
                                                                            ------------
                                                                               3,387,863

MEXICO - 1.07%

Grupo Televisa SA, ADR *                                        58,600         2,190,468
Telefonos de Mexico SA, ADR, Class L *                          89,800         2,880,784
                                                                            ------------
                                                                               5,071,252

NETHERLANDS - 5.40%

Akzo Nobel NV, ADS                                              55,500         2,412,125
ASML Holding NV *                                              336,300         5,314,069
ING Groep NV                                                   201,528         5,165,062
Koninklijke (Royal) Philips Electronics NV *                   106,000         2,953,918
Royal Dutch Petroleum Company                                   43,300         2,407,320
Unilever NV-CVA                                                 89,600         5,855,828
VNU NV                                                          49,800         1,381,403
                                                                            ------------
                                                                              25,489,725

NORWAY - 0.54%

Norsk Hydro AS                                                  25,100      $  1,194,476
Statoil ASA (a)                                                135,200         1,204,126
Tsakos Energy Navigation, Ltd. *                                11,700           163,800
                                                                            ------------
                                                                               2,562,402

SINGAPORE - 0.15%

United Overseas Bank *                                          98,738           709,963
                                                                            ------------

SOUTH AFRICA - 0.10%

Harmony Gold Mining                                             33,400           457,358
                                                                            ------------

SPAIN - 1.77%

Altadis SA, Series A                                            62,700         1,291,756
Banco Popular Espanol SA * (a)                                  46,400         2,047,726
Banco Santander Central, Hispano SA *                          344,648         2,731,484
Telefonica SA *                                                275,130         2,305,280
                                                                            ------------
                                                                               8,376,246

SWEDEN - 0.15%

Svenska Handelsbanken AB, A Shares                              20,200           308,077
Telefonaktiebolaget LM Ericsson, ADR, Class B *                290,800           418,752
                                                                            ------------
                                                                                 726,829

SWITZERLAND - 7.15%

Credit Suisse Group                                            184,640         5,849,306
Nestle SA                                                       26,236         6,103,850
Novartis AG                                                    185,650         8,146,693
Roche Holdings  AG                                              47,367         3,572,771
STMicroelectronics NV *                                         49,000         1,192,170
Swiss Reinsurance Company                                       23,691         2,311,123
Syngenta AG                                                        606            36,344
UBS AG                                                         107,450         5,392,311
Zurich Financial Services AG                                     5,792         1,166,943
                                                                            ------------
                                                                              33,771,511

TAIWAN - 0.63%

Taiwan Semiconductor Manufacturing Company, Ltd. *             583,000         1,186,591
United Microelectronics Corp. *                              1,503,000         1,803,960
                                                                            ------------
                                                                               2,990,551

UNITED KINGDOM - 13.74%

Abbey National Benefit Consultants, Ltd.                        95,400         1,122,887
Anglo American PLC, ADR *                                       30,700           501,945
BAA PLC *                                                       74,600           681,296
BHP Billiton PLC                                               202,500         1,103,752
BP Amoco PLC *                                               1,046,900         8,794,823
British Sky Broadcasting Group, PLC *                           90,300           865,982
BT Group PLC                                                   341,900         1,313,621
Cable & Wireless ADS                                           395,900         1,009,536
Carlton Communciations PLC                                     242,900           777,709
Diageo PLC                                                     180,600         2,345,998
GlaxoSmithKline PLC                                            494,537        10,691,665
HBOS PLC                                                       126,400         1,368,282
HSBC Holdings PLC                                              300,400         3,455,648
Lloyds TSB Group PLC                                           873,700         8,698,529
Logica PLC                                                     114,600           349,450
Old Mutual PLC                                                 451,600           642,056
Prudential Corp.                                               330,300         3,021,553
Reed International PLC                                         120,300         1,143,595
Rio Tinto, Ltd.                                                130,800         2,399,074
Shell Transport & Trading Company PLC                          318,600         2,404,481
Smith & Nephew PLC                                             143,200           794,721
Vodafone Group PLC                                           7,413,878        10,173,216
WPP Group PLC                                                  145,400         1,228,130
                                                                            ------------
                                                                              64,887,949

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
UNITED STATES - 3.16%

Apropos Technology, Inc. *                                         100      $        205
Baker Hughes, Inc. *                                            22,500           749,025
ENSCO International, Inc. *                                     16,500           449,790
European Warrants Fund, Inc. *                                  89,100           267,300
Freeport-McMoRan Copper & Gold, Inc., Class B *                101,500         1,811,774
Grant Prideco, Inc. *                                           19,900           270,640
Micron Technology, Inc. *                                      396,600         8,019,252
Newmont Mining Corp. *                                          28,400           747,772
Noble Corp. *                                                   21,600           833,760
Schlumberger, Ltd. *                                            22,600         1,050,900
Transocean Offshore, Inc. *                                     14,200           442,330
Weatherford International, Ltd. *                                6,400           276,480
                                                                            ------------
                                                                              14,919,228

TOTAL COMMON STOCK
(Cost: $417,463,060)                                                        $376,991,596
                                                                            ------------


PREFERRED STOCK - 2.01%

AUSTRALIA - 0.63%

The News Corp., Ltd., ADR                                      151,800         2,998,050
                                                                            ------------

CANADA - 0.23%

Encana Corp.                                                    34,800         1,070,100
                                                                            ------------

GERMANY - 1.15%

Munchener Ruckversicherungs-Gesellschaft AG * (a)               22,900         5,417,682
                                                                            ------------

TOTAL PREFERRED STOCK
(Cost: $11,492,233)                                                         $  9,485,832
                                                                            ------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                           ------           -----
U.S. TREASURY OBLIGATIONS - 0.21%

U.S. TREASURY BILLS - 0.21% 1.66% due 07/05/2002 ****   $  1,000,000     $    999,810
                                                                         ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $999,805)                                                         $    999,810
                                                                         ------------

SHORT TERM INVESTMENTS - 11.76%

Navigator Securities Lending Trust, 1.95%                 55,508,504       55,508,504
                                                                         ------------

REPURCHASE AGREEMENTS - 6.18%

Repurchase Agreement with State Street Corp.
   dated 06/28/2002 at 1.25%, to be repurchased
   at $ 29,169,038 on 07/01/02, collateralized
   by $25,920,000 U.S. Treasury Notes, 7.00%
   due 07/15/2006 (valued at 29,751,132,
   including interest)                                  $ 29,166,000     $ 29,166,000
                                                                         ------------

TOTAL INVESTMENTS (OVERSEAS TRUST)
(Cost: $514,629,602)                                                     $472,151,742
                                                                         ============

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Financial Services                                                        12.66%
Banking                                                                    7.04%
Drugs & Health                                                             6.98%
Insurance                                                                  5.32%
Petroleum Services                                                         5.24%

INTERNATIONAL STOCK TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 81.66%

AUSTRALIA - 0.96%

BHP Billiton, Ltd.                                             228,000      $  1,322,267
Brambles Industries, Ltd.                                      212,461         1,129,271
National Australia Bank, Ltd. *                                 41,600           829,170
                                                                            ------------
                                                                               3,280,708

BELGIUM - 0.62%

Dexia                                                           72,580         1,121,122
Fortis                                                          28,998           619,718
UCB SA *                                                        10,757           393,928
                                                                            ------------
                                                                               2,134,768

BRAZIL - 0.50%

Companhia Brasileira de Destribuicao Grupo Pao de
  Acucar, ADR *                                                 22,900           407,391
Companhia Vale Do Rio Doce, ADR *                                4,100           113,447
Petrol Brasileiros                                              67,590         1,173,089
                                                                            ------------
                                                                               1,693,927

CANADA - 0.60%

Alcan Aluminum, Ltd. - USD                                      13,230           502,647
Celestica, Inc. *                                               41,038           931,973
Royal Bank of Canada                                            18,320           633,305
                                                                            ------------
                                                                               2,067,925

DENMARK - 0.42%

Novo Nordisk AS                                                 26,300           869,110
Tele Danmark AS *                                               20,723           572,052
                                                                            ------------
                                                                               1,441,162

FINLAND - 1.01%

Nokia AB Oyj                                                   236,839         3,459,937
                                                                            ------------

FRANCE - 12.18%

Altran Technologies (a)                                         10,950           318,422
Aventis SA (a)                                                  71,815         5,079,300
AXA (a)                                                        102,868         1,877,967
BNP Paribas SA (a)                                             101,212         5,587,105
Bouygues SA (a)                                                 17,000           474,077
Cap Gemini SA (a)                                                3,294           130,694
Compagnie De Saint Gobain *                                     41,540         1,861,089
Groupe Danone * (a)                                              2,920           400,672
Hermes International (a)                                         6,124           965,274
L'Oreal SA (a)                                                   2,758           214,777
Lafarge SA (a)                                                   2,557           254,577
LVMH Moet Hennessy (a)                                          18,356           922,816
Orange SA * (a)                                                 82,460           378,788
Pinault-Printemps-Redoute * (a)                                  5,227           618,817
Sanofi-Synthelabo SA (a)                                        67,289         4,085,936
Schneider Electric SA *                                         35,077         1,882,726
Societe Generale *                                              13,766           905,108
Societe Television Francaise 1 * (a)                            84,250         2,251,470
Sodexho Alliance (a)                                            70,157         2,655,639
STMicroelectronics NV                                           42,287         1,052,531
Thomson Multimedia * (a)                                        28,200           665,766
TotalFinaElf SA, B Shares (a)                                   51,523         8,349,678
Vivendi Universal SA (a)                                        33,306           718,351
                                                                            ------------
                                                                              41,651,580

GERMANY - 2.86%

Allianz AG Holding (a)                                          12,088         2,436,174
Bayer AG                                                        16,391           524,309

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
GERMANY - CONTINUED

Bayerische Hypo-Und Vereinsbank AG (a)                          10,756      $    349,890
Deutsche Bank AG NPV (a)                                        27,464         1,905,914
Deutsche Telekom AG (a)                                          9,558            89,507
Gehe AG (a)                                                     27,438         1,144,088
Rhoen-Klinikum AG (a)                                           10,067           501,139
SAP AG (a)                                                       8,390           820,841
Siemens AG NPV                                                   7,852           470,444
VEBA AG *                                                       26,344         1,525,655
                                                                            ------------
                                                                               9,767,961

GREECE - 0.12%

Ote Hellenic Telecom *                                          26,330           415,277
                                                                            ------------

HONG KONG - 0.96%

Cheung Kong Holdings, Ltd.                                     174,000         1,450,047
Henderson Land Development                                     260,000         1,076,701
Hutchison Whampoa, Ltd.                                        103,200           770,717
                                                                            ------------
                                                                               3,297,465

INDIA - 0.11%

ICICI Bank, Ltd., ADR                                           52,136           364,952
                                                                            ------------

ISRAEL - 0.06%

Check Point Software Technologies, Ltd. *                       14,094           191,115
                                                                            ------------

ITALY - 5.37%

Alleanza Assicuraz (a)                                         160,920         1,541,854
Assicurazioni Generali SPA * (a)                                24,517           580,023
Bipop-Carire SPA * (a)                                         128,650           172,851
Eni SPA * (a)                                                  246,681         3,914,969
IntesaBci SPA (a)                                            1,160,603         3,535,159
Mediaset SPA (a)                                                27,524           212,713
Mediolanum SPA (a)                                              75,630           449,550
Olivetti SPA * (a)                                             388,330           413,420
San Paolo-IMI SPA * (a)                                         16,475           165,001
Telecom Italia Mobile SPA * (a)                                520,082         2,127,584
Telecom Italia SPA (a)                                         157,032         1,227,519
Telecom Italia SPA-RNC (a)                                     155,200           821,548
Telefonica SA, ADR *                                            20,055           498,367
UniCredito Italiano SPA (a)                                    597,848         2,699,125
                                                                            ------------
                                                                              18,359,683

JAPAN - 10.66%

Canon, Inc.                                                     93,000         3,514,704
Credit Saison Company, Ltd.                                     43,900         1,041,968
Daiichi Pharmaceutical Company, Ltd.                            34,000           621,199
DDI Corp. * (a)                                                    304           938,389
Fanuc, Ltd.                                                     10,500           527,343
Fuji Television Network, Inc.                                      136           786,285
Fujisawa Pharmaceutical Company, Ltd. (a)                       78,000         1,867,601
Hitachi Chemical                                                53,100           593,618
Ito-Yokado Company, Ltd.                                        28,000         1,401,577
Keyence Corp.                                                    1,500           317,732
Kyocera Corp.                                                   12,900           941,684
Marui Company, Ltd.                                             90,000         1,140,533
Mitsui Fudosan Company                                         132,000         1,167,313
Murata Manufacturing Company, Ltd. (a)                          21,600         1,387,561
Nippon Telegraph & Telephone Corp.                                  93           382,505
Nomura Securities Company, Ltd.                                 92,000         1,350,853
NTT DoCoMo, Inc.                                                 1,218         2,997,622
Rohm Company                                                     4,200           626,855
Secom Company, Ltd.                                             15,000           735,828
Seven Eleven Japan Company, Ltd.                                51,000         2,008,259
Shin-Etsu Chemical Company, Ltd.                                22,400           962,416
Shiseido Company                                                62,000           826,563
SMC Corp.                                                        2,500           295,541
Sony Corp.                                                      60,100         3,173,846
Sumitomo Corp.                                                 141,000           854,011
Takeda Chemical Industries, Ltd.                                25,000         1,097,068
Takefuji Corp.                                                  10,520           731,086
Toshiba Corp. *                                                150,000           610,687
Toyota Motor Corp.                                              80,900         2,146,265
Yamanouchi Pharmaceutical Company, Ltd.                         54,000         1,401,076
                                                                            ------------
                                                                              36,447,988

SOUTH KOREA - 2.40%

Kookmin Bank New                                                12,600           619,290
KT Corp., ADR (a)                                               52,943         1,146,216
Posco                                                           17,416           483,189
Samsung Electronics Company                                     12,996         3,554,185
Shinhan Financial Group Company, Ltd.                           71,000         1,003,325
SK Telecom Company, Ltd., ADR                                    6,300         1,411,347
                                                                            ------------
                                                                               8,217,552

LUXEMBOURG - 0.07%

Societe Europeenne des Satellites *                             23,170           228,398
                                                                            ------------

MALAYSIA - 0.27%

Malayan Bank Berhad                                            275,800           638,695
Sime Darby BHD                                                 206,000           271,052
                                                                            ------------
                                                                                 909,747

MEXICO - 0.89%

America Movil S.A. de C.V., ADR, Series L *                     54,300           727,620
Fomento Econ Mexico, Series B                                  330,000         1,289,290
Grupo Financiero Bancomer, SA de CV *                          932,000           759,844
Telefonos de Mexico SA, ADR, Class L *                           8,725           279,898
                                                                            ------------
                                                                               3,056,652

NETHERLANDS - 5.84%

Akzo Nobel NV, ADS                                               4,410           191,666
ASML Holding NV *                                               95,260         1,505,258
Elsevier NV *                                                   74,150         1,008,688
Equant NV * (a)                                                  4,444            26,591
Fortis                                                          60,330         1,283,369
ING Groep NV                                                   188,248         4,824,702
Koninklijke (Royal) Philips Electronics NV *                   146,154         4,072,896
Koninklijke Ahold NV *                                          32,900           690,784
KPN NV *                                                       168,600           787,776
Royal Dutch Petroleum Company                                   31,208         1,735,049
VNU NV                                                          96,850         2,686,523
Wolters Kluwer                                                  60,952         1,154,803
                                                                            ------------
                                                                              19,968,105

NORWAY - 0.36%

Orkla SA                                                        55,830         1,076,109
Statoil ASA                                                     17,250           153,633
                                                                            ------------
                                                                               1,229,742

PORTUGAL - 0.29%

Jeronimo Martins SGPS *                                         31,920           225,290
Portugal Telecom                                               108,341           763,600
                                                                            ------------
                                                                                 988,890

RUSSIA - 0.37%

Yukos Corp., ADR (a)                                             9,220         1,274,268
                                                                            ------------

SINGAPORE - 0.85%

DBS Group Holdings, Ltd.                                        57,000           400,170
Flextronics International, Ltd. *                               61,192           436,299
United Overseas Bank *                                         287,824         2,069,562
                                                                            ------------
                                                                               2,906,031

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                                ------         -----
SPAIN - 2.59%

Banco Bilbao Vizcaya SA * (a)                                  200,935      $  2,267,920
Banco Santander Central, Hispano SA *                          220,009         1,743,666
Endesa SA (a)                                                   74,599         1,081,714
Gas Natural SDG SA (a)                                          54,540         1,048,375
Inditex (a)                                                     30,400           640,690
Repsol-YPF SA                                                   45,151           531,421
Telefonica SA *                                                185,821         1,556,971
                                                                            ------------
                                                                               8,870,757

SWEDEN - 2.81%

Electrolux AB, Series B (a)                                     53,530         1,077,886
Hennes & Mauritz AB, Series B                                   81,570         1,629,222
L.M. Ericsson Telefonaktiebolaget, Series B *                  414,540           625,480
Nordea AB                                                      157,376           854,162
Sandvik AB (a)                                                  11,230           279,766
Securitas AB, Series B                                         250,238         5,133,895
                                                                            ------------
                                                                               9,600,411

SWITZERLAND - 4.77%

Adecco SA                                                       67,290         3,988,224
Credit Suisse Group                                             19,824           628,015
Nestle SA                                                       28,630         6,660,818
Roche Holdings  AG                                              20,900         1,576,433
UBS AG                                                          69,048         3,465,131
                                                                            ------------
                                                                              16,318,621

TAIWAN - 1.13%

Asustek Computer Company                                       199,000           598,608
Taiwan Semiconductor Manufacturing Company, Ltd. *           1,307,080         2,660,324
United Microelectronics Corp. *                                509,000           610,922
                                                                            ------------
                                                                               3,869,854

THAILAND - 0.24%

Bangkok Bank *                                                 611,000           823,292
                                                                            ------------

UNITED KINGDOM - 22.35%

Abbey National Benefit Consultants, Ltd.                        54,128           637,103
AstraZeneca Group PLC                                           81,309         3,366,966
Autonomy Corp. PLC *                                            27,009           109,125
BG Group PLC                                                    78,067           339,816
BP Amoco PLC *                                                 303,000         2,545,450
Brambles Industries *                                          442,910         2,216,616
Cable & Wireless ADS                                           158,040           402,999
Cadbury Schweppes PLC                                          198,676         1,488,810
Celltech Group PLC *                                            76,903           609,701
Centrica PLC                                                   152,600           472,303
Compass Group PLC                                              694,990         4,217,275
David S. Smith Holdings *                                       75,750           202,135
Diageo PLC                                                     182,809         2,374,693
Dimension Data Holdings PLC *                                   28,000            17,503
Electrocomponents PLC                                          181,680         1,017,969
Friends Provident Ethical Investment Trust                      68,160           150,424
GKN PLC *                                                       17,100            80,235
GlaxoSmithKline PLC                                            522,195        11,289,618
Granada Compass PLC                                            686,095         1,166,351
Hays PLC                                                       493,841         1,159,520
Hilton Group PLC                                               109,227           380,112
HSBC Holdings PLC (a)                                          118,200         1,360,101
J. Sainsbury PLC *                                             132,670           720,100
Kingfisher PLC                                                 175,388           845,670
Lattice Group PLC                                               37,156            96,871
Reckitt & Colman                                                29,643           531,948
Reed International PLC                                         718,567         6,830,839
Rio Tinto, Ltd.                                                176,921         3,245,005
Royal Bank of Scotland Group                                   276,932         7,853,376
Shell Transport & Trading Company PLC                          742,629         5,604,636
SmartForce PLC * (a)                                            18,975            64,515
Standard Chartered                                              60,200           642,488
Tesco PLC                                                      757,300         2,753,764
Tomkins PLC                                                    375,526         1,451,404
Unilever PLC                                                   209,821         1,913,024
United Business Media PLC *                                     56,452           374,403
Vodafone Group PLC                                           3,318,357         4,553,401
Woolworths Group                                               165,317           102,711
WPP Group PLC                                                  382,150         3,227,854
                                                                            ------------
                                                                              76,416,834

TOTAL COMMON STOCK
(Cost: $323,988,021)                                                        $279,253,602
                                                                            ------------


PREFERRED STOCK - 0.40%

AUSTRALIA - 0.40%

News Corp., Ltd. -  Limited Voting Shares                      297,976         1,372,403
                                                                            ------------

TOTAL PREFERRED STOCK
(Cost: $2,812,819)                                                          $  1,372,403
                                                                            ------------


RIGHTS - 0.00%

HONG KONG - 0.00%

Cheung Kong Holdings, Ltd.                                       6,360                 0
                                                                            ------------
TOTAL RIGHTS
(Cost: $0)                                                                  $          0
                                                                            ------------

                                                       PRINCIPAL
                                                        AMOUNT             VALUE
                                                        ------             -----
SHORT TERM INVESTMENTS - 16.63%

Navigator Securities Lending Trust, 1.95%             $56,871,995       $ 56,871,995
                                                                        ------------

REPURCHASE AGREEMENTS - 1.31%

Repurchase Agreement with State Street Corp.
   dated 06/28/2002 at 0.85% to be repurchased
   at $4,461,316 on 07/01/2002, collateralized
   by $3,735,000 U.S. Treasury Bonds, 7.25%
   due 08/15/2022 (valued at $4,551,139,
   including interest)                                $ 4,461,000       $  4,461,000
                                                                        ------------

TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
(Cost: $388,133,835)                                                    $341,959,000
                                                                        ============

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Banking                                                                   11.01%
Drugs & Health Care                                                        6.21%
Business Services                                                          4.82%
Food & Beverages                                                           4.05%
Petroleum Services                                                         3.56%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCK - 84.61%
AUSTRALIA - 0.72%
Iluka Resources, Ltd. (a)                             820,000       $2,266,952
                                                                 --------------

BERMUDA - 1.60%
Accenture, Ltd., Class A *                            105,000        1,995,000
XL Capital, Ltd., Class A                              35,600        3,015,320
                                                                 --------------
                                                                     5,010,320
BRAZIL - 0.85%
Companhia Vale Do Rio Doce, ADR *                     103,780        2,657,837
                                                                 --------------

CANADA - 4.15%
BCE, Inc.                                             136,800        2,377,133
Husky Energy, Inc. *                                  280,380        3,075,743
Nortel Networks Corp. *                             2,529,000        3,667,050
Transcanada Pipelines, Ltd.                           259,000        3,922,434
                                                                 --------------
                                                                    13,042,360
CHILE - 0.73%
Compania De Telecom De Chile *                        187,220        2,293,445

CHINA - 0.91%
PetroChina Company, Ltd., Class H                  13,393,936        2,850,596
                                                                 --------------

DENMARK - 0.18%
Danske Trealastkom                                     39,300          578,942
                                                                 --------------

FINLAND - 3.35%
Metso Oyj                                             195,000        2,518,098
Sampo Oyj, A Shares                                   492,100        3,832,192
Stora Enso Oyj (a)                                    297,400        4,159,970
                                                                 --------------
                                                                    10,510,260
FRANCE - 8.43%
Alstom * (a)                                          149,582        1,579,194
Aventis SA (a)                                         65,300        4,618,510
Aventis SA-DEM                                          8,927          625,313
AXA (a)                                               262,664        4,795,218
Michelin (CGDE)-B (a)                                  65,700        2,657,258
Pechiney SA, Class A (a)                               82,300        3,752,134
Societe BIC SA *                                      105,500        4,211,863
TotalFinaElf SA, B Shares (a)                          26,164        4,240,067
                                                                 --------------
                                                                    26,479,557
GERMANY - 7.54%
Adidas-Salomon AG (a)                                  43,240        3,546,303
Bayer AG                                              161,000        5,150,001
Deutsche Bank AG NPV (a)                               61,100        4,240,144
Deutsche Post AG                                      262,700        3,389,741
VEBA AG * (a)                                          77,500        4,488,243
WCM Beteilgungs & Grundbesitz AG *                    447,000        2,864,097
                                                                 --------------
                                                                    23,678,529
HONG KONG - 3.41%
Cheung Kong Holdings, Ltd.                            315,000        2,625,084
China Mobile Hong Kong, Ltd., ADR *                   178,300        2,606,746
CLP Holdings, Ltd.                                    396,600        1,576,281
Hutchison Whampoa, Ltd.                               365,000        2,725,889
Swire Pacific                                       1,584,500        1,168,098
                                                                 --------------
                                                                    10,702,098
INDIA - 0.69%
Satyam Computer Services, Ltd., ADR                   207,000        2,167,290
                                                                 --------------

IRELAND - 0.65%
Elan Corp. PLC, ADR *                                 372,400        2,037,028
                                                                 --------------

ISRAEL - 1.27%
Check Point Software Technologies, Ltd. *             295,000        4,000,200
                                                                 --------------
ITALY - 2.72%
Banca Naz Del Lavoro * (a)                          1,121,600        1,951,414
San Paolo-IMI SPA * (a)                               416,000        4,166,332
Telefonica SA, ADR *                                   97,720        2,428,342
                                                                 --------------
                                                                     8,546,088
JAPAN - 7.63%
Hitachi, Ltd.                                         587,000        3,795,311
Komatsu                                               649,000        2,322,788
Kurita Water Industries, Ltd.                         136,000        1,673,549
NEC Corp.                                             386,000        2,685,722
Nippon Telegraph & Telephone Corp., ADR *             251,800        5,184,562
Nomura Securities Company, Ltd.                       139,000        2,040,963
Ono Pharmaceutical Company, Ltd.                       83,000        2,963,668
Sony Corp.                                             62,600        3,305,869
                                                                 --------------
                                                                    23,972,432
SOUTH KOREA - 3.21%
Korea Electric Power Corp.                             16,000          292,602
Korea Electric Power Corp., ADR                       227,300        2,379,831
KT Corp., ADR                                         196,200        4,247,730
Samsung Electronics Company                            11,500        3,145,054
                                                                 --------------
                                                                    10,065,217
MEXICO - 1.54%
Grupo Carso, Series A1 *                              628,630        1,887,403
Telefonos de Mexico SA, ADR, Class L *                 92,100        2,954,568
                                                                 --------------
                                                                     4,841,971
NETHERLANDS - 6.06%
Akzo Nobel NV, ADS                                     69,920        3,038,843
ING Groep NV                                          241,940        6,200,801
Koninklijke (Royal) Philips
  Electronics NV *                                    134,508        3,748,355
Rodamco Europe NV                                      75,000        3,167,954
Wolters Kluwer                                        151,970        2,879,241
                                                                 --------------
                                                                    19,035,194
NEW ZEALAND - 1.41%
Telecom Corp. of New Zealand, Ltd.                  1,843,600        4,424,045
                                                                 --------------

SPAIN - 1.58%
Iberdrola SA (a)                                      226,700        3,296,176
Repsol-YPF SA                                         141,500        1,665,434
                                                                 --------------
                                                                     4,961,610
SWEDEN - 4.65%
Autoliv, Inc. *                                        96,500        2,431,800
ForeningsSparbanken AB, Series A (a)                  312,250        3,948,756
Nordic Baltic Holding-DKK                             373,998        2,035,039
Nordic Baltic Holding-EUR                             486,420        2,637,187
Volvo AB, B Shares (a)                                171,100        3,538,155
                                                                 --------------
                                                                    14,590,937
SWITZERLAND - 3.46%
Nestle SA                                              19,000        4,420,382
Swiss Reinsurance Company                              31,540        3,076,815
UBS AG                                                 67,000        3,362,354
                                                                 --------------
                                                                    10,859,551
UNITED KINGDOM - 17.87%
Abbey National Benefit Consultants, Ltd.              284,000        3,342,766
BAE Systems PLC                                       970,254        4,955,649
BHP Billiton PLC                                      975,960        5,319,593
Cable & Wireless ADS                                1,533,420        3,910,187
Hays PLC                                              825,000        1,937,069
Imperial Chemical Industries PLC                      664,036        3,229,629
J. Sainsbury PLC *                                    578,100        3,137,786
Kidde PLC                                           2,903,300        3,806,805
Lloyds TSB Group PLC                                  353,400        3,518,439
Marks & Spencer Group, PLC                            360,861        2,050,822
Nycomed Amersham PLC *                                275,200        2,433,586
Rolls Royce                                         1,094,500        2,703,343
Shell Transport & Trading Company PLC                 587,800        4,436,139


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES            VALUE
                                              ------            -----
UNITED KINGDOM - CONTINUED
Shire Pharmaceuticals Group *                 232,055         $2,052,056
Smiths Industries PLC                         197,200          2,561,632
Stagecoach Holdings PLC                     2,519,400          2,410,356
United Business Media PLC *                   646,963          4,290,808
                                                           --------------
                                                              56,096,665
TOTAL COMMON STOCK
(Cost: $284,295,234)                                        $265,669,124
                                                           --------------

PREFERRED STOCK - 0.89%
GERMANY - 0.89%
Volkswagen AG - Non Voting Preferred           86,750          2,813,404
                                                           --------------

TOTAL PREFERRED STOCK
(Cost: $2,823,765)                                            $2,813,404
                                                           --------------

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                             ------             -----
SHORT TERM INVESTMENTS - 10.33%
Navigator Securities Lending
  Trust, 1.95%                            $32,441,183        $32,441,183
                                                           --------------

REPURCHASE AGREEMENTS - 4.17%
Repurchase Agreement with
  State Street Corp., dated
  06/28/2002 at 0.85%, to be
  repurchased at $13,083,927
  on 07/01/2002,
  collateralized by
  $11,930,000 U.S. Treasury
  Bonds, 6.625% due
  05/15/2007 (valued at
  $13,346,115 including
  interest).                              $13,083,000        $13,083,000
                                                           --------------

TOTAL INVESTMENTS (INTERNATIONAL
VALUE TRUST)  (Cost: $332,643,182)                          $314,006,711
                                                           ==============

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investment):

Telecommunications Equipment & Services          6.66%
Financial Services                               6.46%
Insurance                                        5.44%
Business Services                                4.87%
Electrical Equipment                             4.62%

CAPITAL APPRECIATION TRUST

                                               SHARES            VALUE
                                               ------            -----
COMMON STOCK - 91.09%
AEROSPACE - 3.06%
Boeing Company *                                6,500           $292,500
Lockheed Martin Corp. *                         8,500            590,750
Northrop Grumman Corp. *                        6,700            837,500
                                                           --------------
                                                               1,720,750
BANKING - 4.13%
Bank One Corp. *                               19,100            734,968
Citigroup, Inc.                                41,000          1,588,750
                                                           --------------
                                                               2,323,718
BIOTECHNOLOGY - 3.31%
Amgen, Inc. *                                  19,500            816,660
Genentech, Inc. *                              23,400            783,900
MedImmune, Inc. *                              10,000            264,000
                                                           --------------
                                                               1,864,560

BROADCASTING - 2.34%
Liberty Media Corp., Series A *                63,100           $631,000
Univision Communications, Inc., Class
  A * (a)                                      21,900            687,660
                                                           --------------
                                                               1,318,660
CABLE AND TELEVISION - 2.88%
Viacom, Inc., Class B *                        36,500          1,619,505
                                                           --------------

COMPUTERS & BUSINESS EQUIPMENT - 6.61%
Cisco Systems, Inc. *                          67,400            940,230
Dell Computer Corp. *                          34,500            901,830
EMC Corp. *                                    34,500            260,475
Hewlett-Packard Company *                      56,400            861,792
Intel Corp. *                                  41,300            754,551
                                                           --------------
                                                               3,718,878
COSMETICS & TOILETRIES - 2.48%
The Gillette Company *                         26,200            887,394
The Procter & Gamble Company *                  5,700            509,010
                                                           --------------
                                                               1,396,404
DRUGS & HEALTH CARE - 0.25%
Sepracor, Inc. * (a)                           14,700            140,385
                                                           --------------

ELECTRICAL EQUIPMENT - 0.58%
General Electric Company *                     11,200            325,360
                                                           --------------

ELECTRONICS - 0.34%
Analog Devices, Inc. *                          6,500            193,050
                                                           --------------

FINANCIAL SERVICES - 7.44%
American Express Company *,                    25,300            918,896
Capital One Financial Corp.                     5,600            341,880
Concord EFS, Inc. *                             5,300            159,742
MBNA Corp. *                                   19,600            648,172
Merrill Lynch & Company, Inc. *                20,600            834,300
Morgan Stanley Dean Witter & Company *          5,200            224,016
The Goldman Sachs Group, Inc. *                14,400          1,056,240
                                                           --------------
                                                               4,183,246
FOOD & BEVERAGES - 3.67%
PepsiCo, Inc.                                  31,800          1,532,760
The Coca-Cola Company                           9,500            532,000
                                                           --------------
                                                               2,064,760
FOREST PRODUCTS - 0.92%
Weyerhaeuser Company *                          8,100            517,185
                                                           --------------

HEALTHCARE PRODUCTS - 4.63%
Abbott Laboratories,                           21,900            824,535
Baxter International, Inc. *                   16,300            724,535
Johnson & Johnson                              20,200          1,055,652
                                                           --------------
                                                               2,604,722
HEALTHCARE SERVICES - 1.78%
AmerisourceBergen Corp.                         5,600            425,600
HCA-The Healthcare Company *                    8,500            403,750
Laboratory Corp. of America Holdings *          1,500             68,475
Quest Diagnostics, Inc. *                       1,200            103,260
                                                           --------------
                                                               1,001,085
HOTELS & RESTAURANTS - 2.16%
Marriott International, Inc.,
  Class A                                      19,700            749,585
Starbucks Corp. *                              18,800            467,180
                                                           --------------
                                                               1,216,765
INSURANCE - 5.79%
American International Group, Inc.             25,800          1,760,334
Hartford Financial Services Group, Inc. *      13,200            785,004
XL Capital, Ltd., Class A                       8,400            711,480
                                                           --------------
                                                               3,256,818


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES              VALUE
                                              ------              -----
INTERNET RETAIL - 0.90%
eBay, Inc. * (a)                                 8,200            $505,284
                                                             --------------

LEISURE TIME - 1.23%
AOL Time Warner, Inc. *                         22,800             335,388
USA Interactive * (a)                           15,300             358,785
                                                             --------------
                                                                   694,173
MANUFACTURING - 1.86%
3M Company                                       8,500           1,045,500
                                                             --------------

PAPER - 1.33%
International Paper Company *                   17,200             749,576
                                                             --------------

PETROLEUM SERVICES - 2.90%
Exxon Mobil Corp. *                             13,600             556,512
Schlumberger, Ltd. *                            23,100           1,074,150
                                                             --------------
                                                                 1,630,662
PHARMACEUTICALS - 4.67%
Pfizer, Inc. *                                  21,200             742,000
Pharmacia Corp. *                               16,900             632,905
Wyeth *                                         24,500           1,254,400
                                                             --------------
                                                                 2,629,305
PUBLISHING - 1.50%
The New York Times Company, Class A             16,400             844,600
                                                             --------------

RETAIL TRADE - 13.91%
Bed Bath & Beyond, Inc. *                       27,400           1,034,076
Costco Wholesale Corp. *                        16,300             629,506
Kohl's Corp. *                                  27,800           1,948,224
Lowe's Companies, Inc. *                        29,800           1,352,920
The Home Depot, Inc. *                          11,200             411,376
Tiffany & Company *                             28,300             996,160
Wal-Mart Stores, Inc.                           26,300           1,446,763
                                                             --------------
                                                                 7,819,025
SEMICONDUCTORS - 4.59%
Applied Materials, Inc. *                       20,600             391,812
KLA-Tencor Corp. * (a)                           4,500             197,955
Maxim Integrated Products, Inc. *                7,600             291,308
STMicroelectronics NV *                         14,700             357,651
Taiwan Semiconductor Manufacturing
  Company, Ltd., ADR * (a)                      29,700             386,100
Texas Instruments, Inc. *                       40,500             959,850
                                                             --------------
                                                                 2,584,676
SOFTWARE - 3.90%
Adobe Systems, Inc. *                            9,200             262,200
Microsoft Corp. *                               35,300           1,930,910
                                                             --------------
                                                                 2,193,110
TELECOMMUNICATIONS EQUIPMENT
& SERVICES - 0.52%
Nokia Corp., ADR                                20,200             292,496
                                                             --------------

TRANSPORTATION - 1.41%
Harley-Davidson, Inc.                           15,500             794,685
                                                             --------------

TOTAL COMMON STOCK
(Cost: $57,665,623)                                            $51,248,943
                                                             --------------


                                             PRINCIPAL
                                               AMOUNT             VALUE
                                               ------             -----
SHORT TERM INVESTMENTS - 8.91%
Navigator Securities Lending
  Trust, 1.95%                              $1,539,588          $1,539,588
American Express Credit
  Corp., 1.97% due 07/01/2002                1,756,000           1,756,000

SHORT TERM INVESTMENTS - CONTINUED
IBM Credit Corp.
  1.90% due 07/01/2002                       1,717,000          $1,717,000
                                                             --------------
                                                                $5,012,588
TOTAL INVESTMENTS (CAPITAL
APPRECIATION TRUST)
(Cost: $62,678,211)                                            $56,261,531
                                                             ==============

STRATEGIC OPPORTUNITIES TRUST

                                               SHARES             VALUE
                                               ------             -----
COMMON STOCK - 91.47%
AEROSPACE - 1.82%
Lockheed Martin Corp. *                        163,400         $11,356,300
Northrop Grumman Corp. *                        25,900           3,237,500
                                                             --------------
                                                                14,593,800
BANKING - 3.71%
Bank of America Corp. *                        271,900          19,130,884
Silicon Valley Bancshares * (a)                402,350          10,605,946
                                                             --------------
                                                                29,736,830
BIOTECHNOLOGY - 8.58%
Biogen, Inc. *                                  34,700           1,437,621
Human Genome Sciences, Inc. * (a)              199,500           2,673,300
IDEC Pharmaceuticals Corp. * (a)               678,835          24,064,701
MedImmune, Inc. *                            1,538,200          40,608,480
                                                             --------------
                                                                68,784,102
BROADCASTING - 2.92%
Clear Channel Communications, Inc. *           478,000          15,305,560
EchoStar Communications Corp.,
  Class A * (a)                                438,100           8,131,136
                                                             --------------
                                                                23,436,696
BUILDING MATERIALS &
CONSTRUCTION - 2.41%
Jacobs Engineering Group, Inc. *               554,630          19,290,031
                                                             --------------

CABLE AND TELEVISION - 0.81%
Comcast Corp., Class A, Non Voting
  Stock *                                      273,300           6,515,472
                                                             --------------

CELLULAR COMMUNICATIONS - 0.58%
Nextel Communications, Inc., Class A *       1,457,800           4,679,538
                                                             --------------

COSMETICS & TOILETRIES - 2.34%
The Gillette Company *                         553,100          18,733,497
                                                             --------------

ELECTRIC UTILITIES - 1.27%
Edison International *                         283,500           4,819,500
FirstEnergy Corp. *                             92,000           3,070,960
FPL Group, Inc.                                 38,700           2,321,613
                                                             --------------
                                                                10,212,073
ELECTRONICS - 6.09%
Agilent Technologies, Inc. *                   102,400           2,421,760
Vishay Intertechnology, Inc. * (a)           2,109,780          46,415,160
                                                             --------------
                                                                48,836,920
ENERGY - 0.90%
TXU Corp. *                                    139,600           7,196,380
                                                             --------------

FINANCIAL SERVICES - 8.46%
Bear Stearns Companies, Inc. *                 467,400          28,604,880
Lehman Brothers Holdings, Inc.                 446,300          27,902,676
MBNA Corp. *                                    82,000           2,711,740
Morgan Stanley Dean Witter & Company *          37,900           1,632,732
The Goldman Sachs Group, Inc. *                 96,000           7,041,600
                                                             --------------
                                                                67,893,628
FOOD & BEVERAGES - 0.36%
The Coca-Cola Company                           52,100           2,917,600
                                                             --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES             VALUE
                                               ------             -----
HEALTHCARE PRODUCTS - 0.14%
Johnson & Johnson                               21,100          $1,102,686
                                                             --------------

HOMEBUILDERS - 3.22%
Ryland Group, Inc. * (a)                       519,580          25,849,105
                                                             --------------

HOTELS & RESTAURANTS - 2.34%
Harrah's Entertainment, Inc. *                 422,800          18,751,180
                                                             --------------

INDUSTRIAL MACHINERY - 0.81%
AGCO Corp. *                                   334,305           6,518,947
                                                             --------------

INSURANCE - 2.33%
American International Group, Inc.             165,200          11,271,596
XL Capital, Ltd., Class A                       87,400           7,402,780
                                                             --------------
                                                                18,674,376
INTERNATIONAL OIL - 0.07%
Weatherford International, Ltd. * (a)           13,300             574,560
                                                             --------------

MANUFACTURING - 0.15%
Illinois Tool Works, Inc. *                     17,100           1,167,930
                                                             --------------

PETROLEUM SERVICES - 10.28%
ENSCO International, Inc. *                    328,600           8,957,636
GlobalSantaFe Corp. *                          260,500           7,124,675
Nabors Industries, Ltd. *                      791,200          27,929,360
Noble Corp. *                                  995,400          38,422,440
                                                             --------------
                                                                82,434,111
PHARMACEUTICALS - 0.28%
Wyeth *                                         44,300           2,268,160
                                                             --------------

RETAIL TRADE - 9.50%
Best Buy Company, Inc. *                       963,900          34,989,570
Circuit City Stores-Circuit City Group *       299,500           5,615,625
Lowe's Companies, Inc. *                       776,600          35,257,640
Rite Aid Corp. *                               130,000             305,500
                                                             --------------
                                                                76,168,335
SEMICONDUCTORS - 15.36%
ASML Holding NV *                            1,049,300          15,865,416
Cypress Semiconductor Corp. *                1,465,100          22,240,218
Fairchild Semiconductor Corp., Class A *       312,100           7,584,030
KLA-Tencor Corp. *                             102,900           4,526,571
Lam Research Corp. * (a)                       882,000          15,858,360
Micron Technology, Inc. *                      147,700           2,986,494
NVIDIA Corp. * (a)                             798,970          13,726,305
Teradyne, Inc. *                             1,720,900          40,441,150
                                                             --------------
                                                               123,228,544
SOFTWARE - 0.45%
Compuware Corp. *                               74,600             452,822
Networks Associates, Inc. * (a)                144,100           2,776,807
Synopsys, Inc. *                                 6,600             361,746
                                                             --------------
                                                                 3,591,375
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.67%
JDS Uniphase Corp. *                         5,028,000          13,424,760
                                                             --------------

TELEPHONE - 1.97%
Alltel Corp. *                                 106,400           5,000,800
SBC Communications, Inc.                       353,500          10,781,750
                                                             --------------
                                                                15,782,550
TOBACCO - 2.65%
Philip Morris Companies, Inc. *                487,000          21,272,160
                                                             --------------

TOTAL COMMON STOCK
(Cost: $902,841,249)                                          $733,635,346
                                                             --------------

                                              PRINCIPAL
                                                AMOUNT            VALUE
                                                ------            -----
SHORT TERM INVESTMENTS - 6.91%
Navigator Securities Lending
  Trust, 1.95%                             $55,406,335         $55,406,335
                                                             --------------

REPURCHASE AGREEMENTS - 1.62%
Repurchase Agreement with State
  Street Corp., dated 06/28/2002
  at 1.25%, to be repurchased at
  $13,020,356 on 07/01/2002,
  collateralized by $11,570,000
  U.S. Treasury Notes,7.00% due
  07/15/2006 (valued at
  $13,280,115, including
  interest).                               $13,019,000         $13,019,000
                                                             --------------

TOTAL INVESTMENTS (STRATEGIC
OPPORTUNITIES TRUST)
(Cost: $971,266,584)                                          $802,060,681
                                                             ==============

QUANTITATIVE MID CAP TRUST

                                                SHARES            VALUE
                                                ------            -----
COMMON STOCK - 76.04%
APPAREL & TEXTILES - 1.32%
Mohawk Industries, Inc. * (a)                   25,200          $1,550,556
                                                             --------------

BANKING - 3.32%
Astoria Financial Corp.                         63,000           2,019,150
North Fork BanCorp, Inc.                        46,800           1,863,108
                                                             --------------
                                                                 3,882,258
BIOTECHNOLOGY - 1.55%
Gilead Sciences, Inc. * (a)                     40,700           1,338,216
IDEC Pharmaceuticals Corp. *                    13,600             482,120
                                                             --------------
                                                                 1,820,336
BROADCASTING - 1.36%
Fox Entertainment Group, Inc.,
  Class A *                                     73,100           1,589,925
                                                             --------------

BUILDING MATERIALS & CONSTRUCTION - 0.78%
Masco Corp. *                                   33,600             910,896
                                                             --------------

BUSINESS SERVICES - 1.45%
BISYS Group, Inc. * (a)                         51,100           1,701,630
                                                             --------------

CHEMICALS - 1.98%
Engelhard Corp. *                               82,000           2,322,240
                                                             --------------

COMPUTERS & BUSINESS EQUIPMENT - 0.36%
Apple Computer, Inc. *                          23,500             416,420
                                                             --------------

DOMESTIC OIL - 3.03%
Conoco, Inc. *                                  57,100           1,587,380
XTO Energy, Inc. *                              94,900           1,954,940
                                                             --------------
                                                                 3,542,320
DRUGS & HEALTH CARE - 4.39%
Caremark Rx, Inc. * (a)                         98,400           1,623,600
Coventry Helath Care, Inc. *                    77,200           2,194,024
Henry Schein, Inc. *                            29,700           1,321,650
                                                             --------------
                                                                 5,139,274
EDUCATIONAL SERVICES - 1.29%
Apollo Group, Inc., Class A * (a)               38,400           1,513,728
                                                             --------------

ELECTRIC UTILITIES - 1.92%
The Southern Company * (a)                      82,000           2,246,800
                                                             --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES            VALUE
                                                ------            -----
ELECTRONICS - 2.07%
L-3 Communications Holdings, Inc. * (a)         36,600          $1,976,400
Vishay Intertechnology, Inc. * (a)              20,200             444,400
                                                             --------------
                                                                 2,420,800
ENERGY - 1.76%
Entergy Corp. *                                 48,500           2,058,340
                                                             --------------

FINANCIAL SERVICES - 7.97%
Americredit Corp. * (a)                         47,000           1,318,350
Bear Stearns Companies, Inc. *                  20,400           1,248,480
Capital One Financial Corp. (a)                 13,600             830,280
Charter One Financial, Inc.                     49,400           1,698,372
Countrywide Credit
  Industries, Inc. *                            17,000             820,250
Eaton Vance Corp. * (a)                         50,300           1,569,360
Federated Investors, Inc.,
  Class B (a)                                   53,100           1,835,667
                                                             --------------
                                                                 9,320,759
FURNITURE & FIXTURES - 1.79%
Furniture Brands
  International, Inc. *                         69,100           2,090,275
                                                             --------------

HEALTHCARE SERVICES - 2.90%
Oxford Health Plans, Inc. * (a)                 21,700           1,008,182
Quest Diagnostics, Inc. * (a)                   27,700           2,383,585
                                                             --------------
                                                                 3,391,767
HOTELS & RESTAURANTS - 2.66%
Extended Stay America, Inc. * (a)               43,200             700,704
Hilton Hotels Corp. *                           60,400             839,560
Starbucks Corp. * (a)                           63,400           1,575,490
                                                             --------------
                                                                 3,115,754
HOUSEHOLD PRODUCTS - 0.65%
Fortune Brands, Inc. *                          13,500             756,000
                                                             --------------

INSURANCE - 4.79%
Fidelity National Financial, Inc.               53,600           1,693,760
PartnerRe, Ltd. (a)                             38,300           1,874,785
Radian Group, Inc. * (a)                        41,600           2,032,160
                                                             --------------
                                                                 5,600,705
MEDICAL-HOSPITALS - 1.03%
Tenet Healthcare Corp. *                        16,800           1,202,040
                                                             --------------

OFFICE FURNISHINGS & SUPPLIES - 1.22%
Avery Dennison Corp. *                          22,700           1,424,425
                                                             --------------

PETROLEUM SERVICES - 1.40%
BJ Services Company *                           48,300           1,636,404
                                                             --------------

PUBLISHING - 1.98%
The New York Times Company, Class A (a)         45,000           2,317,500
                                                             --------------

RETAIL GROCERY - 2.24%
SUPERVALU, Inc.                                 59,500           1,459,535
Whole Foods Market, Inc. * (a)                  24,000           1,157,280
                                                             --------------
                                                                 2,616,815
RETAIL TRADE - 4.65%
Bed Bath & Beyond, Inc. *                       46,400           1,751,136
Michael's Stores, Inc. *                        35,800           1,396,200
Ross Stores, Inc.                               56,200           2,290,150
                                                             --------------
                                                                 5,437,486
SEMICONDUCTORS - 4.44%
Altera Corp. *                                  67,000             911,200
Emulex Corp. * (a)                              40,200             904,902
International Rectifier Corp. *                  9,400             274,010
Marvell Technology Group, Ltd. * (a)            48,800             970,632
Maxim Integrated Products, Inc. *               12,300             471,459

SEMICONDUCTORS - CONTINUED
Microchip Technology, Inc. *                    44,000          $1,206,920
Novellus Systems, Inc. * (a)                    13,500             459,000
                                                             --------------
                                                                 5,198,123
SOFTWARE - 5.37%
Electronic Arts, Inc. * (a)                     23,100           1,525,755
Intuit, Inc. *                                  24,900           1,238,028
JDA Software Group, Inc. * (a)                  43,600           1,232,136
Networks Associates, Inc. * (a)                 25,800             497,166
Siebel Systems, Inc. *                          92,300           1,312,506
Synopsys, Inc. * (a)                             8,800             482,328
                                                             --------------
                                                                 6,287,919
STEEL - 1.87%
Nucor Corp. (a)                                 33,600           2,185,344
                                                             --------------

TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 0.88%
Harris Corp. *                                  28,400           1,029,216
                                                             --------------

TRANSPORTATION - 3.62%
C. H. Robinson Worldwide, Inc. *                48,400           1,622,852
Harley-Davidson, Inc.                           21,000           1,076,670
Norfolk Southern Corp. *                        65,600           1,533,728
                                                             --------------
                                                                 4,233,250

TOTAL COMMON STOCK
(Cost: $90,770,863)                                            $88,959,305
                                                             --------------

                                           PRINCIPAL
                                             AMOUNT                VALUE
                                             ------                -----
SHORT TERM INVESTMENTS - 20.59%
Navigator Securities Lending
  Trust, 1.95%                             $24,094,971         $24,094,971
                                                             --------------

REPURCHASE AGREEMENTS - 3.37%
Repurchase Agreement with
  State Street Corp., dated
  06/28/2002 at 1.80% to be
  repurchased at $3,940,591
  on 07/01/2002,
  collateralized by
  $4,035,000 U.S. Treasury
  Bills, 1.57% due 09/19/2002
  (valued at $4,019,869,
  including interest).                      $3,940,000          $3,940,000
                                                             --------------

TOTAL INVESTMENTS (QUANTITATIVE
MID CAP TRUST) (Cost: $118,805,834)                           $116,994,276
                                                             ==============

GLOBAL EQUITY TRUST

                                               SHARES           VALUE
                                               ------           -----
COMMON STOCK - 88.80%
BERMUDA - 1.16%
ACE, Ltd.                                       26,200            $827,920
Tyco International, Ltd. *                     258,950           3,498,415
XL Capital, Ltd., Class A                       16,400           1,389,080
                                                             --------------
                                                                 5,715,415
BRAZIL - 1.07%
Companhia De Bebidas, ADR                      158,800           2,467,752
Companhia Vale Do Rio Doce, ADR *               51,500           1,425,005
Petroleo Brasileiro SA, ADR                     74,200           1,399,412
                                                             --------------
                                                                 5,292,169
DENMARK - 0.87%
Danske Bank A/S                                234,600           4,312,185
                                                             --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES             VALUE
                                               ------             -----
FINLAND - 1.39%
Nokia Corp., ADR                               267,800          $3,877,744
UPM-Kymmene Oyj                                 76,400           3,001,908
                                                             --------------
                                                                 6,879,652
FRANCE - 7.04%
Bouygues SA (a)                                 93,600           2,610,211
Cemex SA, ADR                                   57,403           1,513,143
Havas Advertising (a)                          470,510           2,889,507
Lafarge SA (a)                                  58,200           5,794,436
Sanofi-Synthelabo SA (a)                        74,660           4,533,519
TotalFinaElf SA, B Shares (a)                   99,740          16,163,595
Vivendi Environment                             41,400           1,275,314
                                                             --------------
                                                                34,779,725
GERMANY - 2.19%
Allianz AG Holding (a)                          22,099           4,453,757
BASF AG (a)                                     90,500           4,206,269
VEBA AG * (a)                                   36,900           2,136,983
                                                             --------------
                                                                10,797,009
ITALY - 0.37%
Autostrade SPA (a)                             222,700           1,841,828
                                                             --------------

JAPAN - 5.40%
Acom Company (a)                                32,800           2,241,121
Fuji Photo Film Company                         53,000           1,711,175
Honda Motor Company                             70,100           2,842,248
Murata Manufacturing Company, Ltd.              53,200           3,417,511
NTT DoCoMo, Inc.                                 2,954           7,270,095
Secom Company, Ltd.                             42,000           2,060,318
Toyota Motor Corp.                             268,900           7,133,876
                                                             --------------
                                                                26,676,344
SOUTH KOREA - 2.06%
Korea Tobacco & Ginseng Corp., 144A, GDR       192,609           1,251,959
Samsung Electronics Company                     21,150           5,784,165
SK Telecom Company, Ltd., ADR                  127,350           3,157,006
                                                             --------------
                                                                10,193,130
MEXICO - 1.26%
Grupo Financiero Bancomer, SA de CV *        2,595,300           2,115,904
Telefonos de Mexico SA, ADR, Class L *         128,150           4,111,052
                                                             --------------
                                                                 6,226,956
NETHERLANDS - 2.07%
Elsevier NV *                                  242,700           3,301,533
ING Groep NV                                   269,590           6,909,457
                                                             --------------
                                                                10,210,990
NEW ZEALAND - 0.43%
Telecom Corp. of New Zealand, Ltd. (a)         886,069           2,126,280
                                                             --------------

SINGAPORE - 0.77%
Overseas-Chinese Banking Corp., Ltd.           574,000           3,802,293
                                                             --------------

SPAIN - 1.88%
Altadis SA, Series A                           322,981           6,654,111
Iberdrola SA (a)                               181,000           2,631,706
                                                             --------------
                                                                 9,285,817
SWEDEN - 0.44%
Nordea AB                                      402,900           2,186,750
                                                             --------------

SWITZERLAND - 3.37%
Ciba Specialty Chemicals Holding,  Inc.         32,460           2,595,276
Compagnie Financiere Richemont AG *            171,820           3,899,502
Nestle SA                                       35,190           8,187,013
Syngenta AG                                     32,860           1,970,719
                                                             --------------
                                                                16,652,510
TAIWAN - 0.23%
Taiwan Semiconductor
  Manufacturing Company, Ltd. *                543,680           1,106,562
                                                             --------------

UNITED KINGDOM - 10.11%
Abbey National Benefit Consultants, Ltd.       209,340          $2,463,995
AstraZeneca Group PLC                          207,310           8,584,605
BAE Systems PLC                                791,070           4,040,453
BHP Billiton PLC                               685,000           3,733,679
Diageo PLC                                     222,382           2,888,747
Dixons Group                                 1,270,300           3,704,060
P&O Princess Cruises PLC *                     375,643           2,376,806
Reckitt & Colman                                 3,500              62,808
Rio Tinto, Ltd.                                287,300           5,269,526
Shell Transport & Trading Company PLC        1,123,830           8,481,568
South African Breweries PLC *                  337,200           2,639,966
Tesco PLC                                      456,100           1,658,513
Vodafone Group PLC                           2,919,800           4,006,507
                                                             --------------
                                                                49,911,233
UNITED STATES - 46.69%
Automatic Data Processing, Inc. *               40,300           1,755,065
Bank of New York, Inc.                         233,800           7,890,750
BMC Software, Inc. *                            36,400             604,240
Burlington Northern Santa Fe Corp. *            39,900           1,197,000
Cardinal Health, Inc. *                         64,850           3,982,438
Carnival Corp., Class A *                       76,350           2,114,132
Citigroup, Inc.                                332,932          12,901,115
Colgate-Palmolive Company *                     19,100             955,955
Comcast Corp., Class A, Non Voting Stock *     146,500           3,492,560
Comerica, Inc.                                 119,800           7,355,720
Dell Computer Corp. *                          174,800           4,569,272
Edison International *                          48,800             829,600
Eli Lilly & Company *                           46,600           2,628,240
Emerson Electric Company *                      98,000           5,243,980
Entergy Corp. *                                 93,650           3,974,506
Equity Office Properties Trust, REIT *         113,600           3,419,360
Estee Lauder Companies, Inc., Class A *        106,000           3,731,200
Exxon Mobil Corp. *                            149,400           6,113,448
Federal Home Loan Mortgage Corp.               157,850           9,660,420
Federal National Mortgage Association           35,530           2,620,337
Federated Investors, Inc., Class B              74,500           2,575,465
Fortune Brands, Inc. *                          43,500           2,436,000
FPL Group, Inc.                                 63,600           3,815,364
Franklin Resources, Inc. *                      28,400           1,210,976
General Electric Company *                      86,800           2,521,540
GlobalSantaFe Corp. *                           78,100           2,136,035
HCA-The Healthcare Company *                    92,700           4,403,250
Hewlett-Packard Company *                      228,000           3,483,840
Ingersoll-Rand Company, Inc., Class A *         16,100             735,126
Intel Corp. *                                   94,000           1,717,380
International Game Technology *                 46,100           2,613,870
Jones Apparel Group, Inc. *                     53,200           1,995,000
KPMG Consulting, Inc. *                        246,650           3,665,219
Lexmark International Group, Inc.,
  Class A *                                     38,200           2,078,080
Liberty Media Corp., Series A *                293,700           2,937,000
M&T Bank Corp. *                                30,850           2,645,696
MBNA Corp. *                                   218,700           7,232,409
Medtronic, Inc.                                 73,200           3,136,620
Microsoft Corp. *                              222,700          12,181,690
Networks Associates, Inc. *                     31,100             599,297
Office Depot, Inc. *                           101,200           1,700,160
Omnicom Group, Inc. *                           39,500           1,809,100
Pfizer, Inc. *                                 296,118          10,364,130
PG&E Corp. *                                    22,700             406,103
Pharmacia Corp. *                              175,250           6,563,112
Philip Morris Companies, Inc. *                277,200          12,108,096
Radian Group, Inc. *                            38,000           1,856,300

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES             VALUE
                                              ------             -----
UNITED STATES - CONTINUED
Schering-Plough Corp.                         108,250         $2,662,950
Service Master Company                        197,900          2,715,188
Southwest Airlines Company *                  119,600          1,932,736
Stilwell Financial, Inc.                      145,500          2,648,100
Symantec Corp. *                               63,400          2,082,690
The Goldman Sachs Group, Inc. *                35,800          2,625,930
The Interpublic Group of Companies,
  Inc. *                                      105,580          2,614,161
The TJX Companies, Inc.                       118,580          2,325,354
The Walt Disney Company *                     220,600          4,169,340
UnitedHealth Group, Inc. *                     37,300          3,414,815
US  Bancorp                                   476,900         11,135,615
Waste Management, Inc. *                      226,700          5,905,535
Wells Fargo & Company                          46,600          2,332,796
                                                           --------------
                                                             230,531,406
TOTAL COMMON STOCK
(Cost: $468,960,816)                                        $438,528,254
                                                           --------------

PREFERRED STOCK - 1.54%
GERMANY - 1.54%
Munchener
  Ruckversicherungs-Gesellschaft
  AG * (a)                                     32,100          7,594,218
                                                           --------------

TOTAL PREFERRED STOCK
(Cost: $8,019,464)                                            $7,594,218
                                                           --------------

                                          PRINCIPAL
                                            AMOUNT              VALUE
                                            ------              -----
SHORT TERM INVESTMENTS - 9.66%
Navigator Securities Lending
  Trust, 1.95%                            $47,698,624        $47,698,624
                                                           --------------

TOTAL INVESTMENTS (GLOBAL EQUITY
Trust) (Cost: $524,678,904)                                 $493,821,096
                                                           ==============

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Banking                                     10.60%
Financial Services                           7.11%
Petroleum Services                           4.94%
Insurance                                    4.66%
Pharmaceuticals                              4.50%

STRATEGIC GROWTH TRUST

                                                SHARES           VALUE
                                                ------           -----
COMMON STOCK - 95.07%
ADVERTISING - 1.40%
Lamar Advertising Company, Class A *            31,630          $1,176,952
Omnicom Group, Inc. *                            7,700             352,660
                                                             --------------
                                                                 1,529,612
BANKING - 3.26%
Citigroup, Inc.                                 65,500           2,538,125
Comerica, Inc.                                  16,810           1,032,134
                                                             --------------
                                                                 3,570,259
BIOTECHNOLOGY - 1.83%
Amgen, Inc. *                                   16,760             701,909
Applera Corp. - Applied Biosystems Group *      17,260             336,397
Genzyme Corp. *                                 50,370             969,119
                                                             --------------
                                                                 2,007,425
BROADCASTING - 5.04%
Clear Channel Communications, Inc. *            58,830           1,883,737
EchoStar Communications Corp., Class A *        74,840           1,389,030

BROADCASTING - CONTINUED
Fox Entertainment Group, Inc., Class A *        94,840          $2,062,770
Westwood One, Inc. *                             5,500             183,810
                                                             --------------
                                                                 5,519,347
BUSINESS SERVICES - 6.75%
Accenture, Ltd., Class A *                      17,600             334,400
Affiliated Computer Services, Inc., Class A *   28,350           1,346,058
Aramark Corp., Class B *                        30,040             751,000
Automatic Data Processing, Inc. *               35,530           1,547,331
BISYS Group, Inc. *                             12,040             400,932
Ceridian Corp. *                                34,700             658,606
First Data Corp.                                35,180           1,308,696
SunGuard Data Systems, Inc. *                   21,040             557,139
Tyco International, Ltd. *                      35,660             481,767
                                                             --------------
                                                                 7,385,929
CABLE AND TELEVISION - 4.39%
Comcast Corp., Class A, Non Voting Stock *      20,400             486,336
Viacom, Inc., Class B *                         97,350           4,319,419
                                                             --------------
                                                                 4,805,755
CELLULAR COMMUNICATIONS - 1.92%
AT&T Wireless Services, Inc. *                 126,540             740,259
Sprint Corp. (PCS Group), Series 1 * (a)        63,120             282,146
Vodafone Group PLC                             285,730             392,075
Vodafone Group PLC, ADR (a)                     50,161             684,698
                                                             --------------
                                                                 2,099,178
COMPUTERS & BUSINESS EQUIPMENT - 4.58%
Brocade Communications Systems, Inc. *           8,200             143,336
Cisco Systems, Inc. *                          183,900           2,565,405
Dell Computer Corp. *                           43,520           1,137,613
Lexmark International Group, Inc.,
  Class A *                                     21,400           1,164,160
                                                             --------------
                                                                 5,010,514
COSMETICS & TOILETRIES - 0.21%
Avon Products, Inc.                              4,400             229,856
                                                             --------------

ELECTRICAL EQUIPMENT - 0.24%
General Electric Company *                       9,030             262,322
                                                             --------------

ELECTRONICS - 1.60%
Analog Devices, Inc. *                          41,810           1,241,757
General Motors Corp., Class H *                 49,020             509,808
                                                             --------------
                                                                 1,751,565
FINANCIAL SERVICES - 7.94%
Arthur J. Gallagher & Company                   45,410           1,573,456
Concord EFS, Inc. *                             18,400             554,576
Federal Home Loan Mortgage Corp.                19,950           1,220,940
Household International, Inc.                    7,570             376,229
Mellon Financial Corp. *                        31,820           1,000,103
Merrill Lynch & Company, Inc. *                 40,360           1,634,580
Morgan Stanley Dean Witter & Company *          24,670           1,062,784
The Goldman Sachs Group, Inc. *                 17,370           1,274,089
                                                             --------------
                                                                 8,696,757
HEALTHCARE PRODUCTS - 2.92%
Alcon, Inc. *                                    8,400             287,700
Baxter International, Inc. *                    35,000           1,555,750
Johnson & Johnson                               25,800           1,348,308
                                                             --------------
                                                                 3,191,758
HEALTHCARE SERVICES - 0.28%
Express Scripts, Inc., Class A *                 6,200             310,682
                                                             --------------

HOTELS & RESTAURANTS - 0.41%
Starwood Hotels & Resorts Worldwide, Inc. *     13,670             449,606
                                                             --------------

INSURANCE - 11.06%
ACE, Ltd.                                       51,660           1,632,456
American International Group, Inc.              46,010           3,139,262


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                              ------           -----
INSURANCE - CONTINUED
Chubb Corp.                                     5,780           $409,224
Hartford Financial Services Group, Inc. *       5,680            337,790
Metlife, Inc. * (a)                            21,380            615,744
Prudential Financial, Inc. *                   29,900            997,464
SAFECO Corp. *                                  5,240            161,864
Travelers Property Casualty Corp.,
  Class A *                                   101,400          1,794,780
UNUMProvident Corp. *                          16,200            412,290
Willis Group Holdings, Ltd. *                  23,230            764,499
XL Capital, Ltd., Class A                      21,810          1,847,307
                                                           --------------
                                                              12,112,680
INTERNET SOFTWARE - 0.64%
Check Point Software Technologies, Ltd. *      27,480            372,629
VeriSign, Inc. * (a)                           30,190            217,066
Vignette Corp. * (a)                           54,950            108,251
                                                           --------------
                                                                 697,946
LEISURE TIME - 2.29%
AOL Time Warner, Inc. *                        97,540          1,434,813
The Walt Disney Company *                      56,800          1,073,520
                                                           --------------
                                                               2,508,333
LIFE SCIENCES - 2.02%
Aventis SA                                     24,360          1,722,923
Forest Laboratories, Inc. *                     6,900            488,520
                                                           --------------
                                                               2,211,443
MANUFACTURING - 2.26%
Danaher Corp. *                                25,230          1,674,010
Illinois Tool Works, Inc. *                    11,800            805,940
                                                           --------------
                                                               2,479,950
PHARMACEUTICALS - 7.59%
Eli Lilly & Company *                          17,240            972,336
Pfizer, Inc. *                                102,530          3,588,550
Pharmacia Corp. *                              44,800          1,677,760
Wyeth *                                        40,420          2,069,504
                                                           --------------
                                                               8,308,150
PUBLISHING - 0.58%
The New York Times Company, Class A            12,400            638,600
                                                           --------------

RETAIL TRADE - 7.78%
Best Buy Company, Inc. *                       11,900            431,970
Costco Wholesale Corp. *                       12,380            478,116
Kohl's Corp. *                                  6,100            427,488
Lowe's Companies, Inc. *                        7,200            326,880
Target Corp.                                   51,300          1,954,530
The Home Depot, Inc. *                         39,210          1,440,183
Wal-Mart Stores, Inc.                          62,980          3,464,530
                                                           --------------
                                                               8,523,697
SEMICONDUCTORS - 5.11%
Atmel Corp. *                                  70,030            438,388
Emulex Corp. *                                  5,500            123,805
Linear Technology Corp.                        37,940          1,192,454
Maxim Integrated Products, Inc. *              23,470            899,605
QLogic Corp. *                                  8,950            340,995
STMicroelectronics NV *                        52,620          1,280,245
Teradyne, Inc. *                               22,400            526,400
Texas Instruments, Inc. *                      33,520            794,424
                                                           --------------
                                                               5,596,316
SOFTWARE - 9.36%
Cadence Design Systems, Inc. *                102,190          1,647,303
Microsoft Corp. *                              58,020          3,173,694
Oracle Corp. *                                194,970          1,846,366
PeopleSoft, Inc. *                             79,930          1,189,359
Rational Software Corp. *                     106,630            875,432
VERITAS Software Corp. *                       76,580          1,515,518
                                                           --------------
                                                              10,247,672

TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 0.62%
Amdocs, Ltd. * (a)                             28,660           $216,383
American Tower Corp., Class A * (a)            46,020            158,769
Nokia Corp., ADR                               17,210            249,201
SBA Communications Corp. * (a)                 41,180             58,064
                                                           --------------
                                                                 682,417
TOYS, AMUSEMENTS & SPORTING GOODS - 0.67%
NIKE, Inc., Class B *                          13,600            729,640
                                                           --------------

TRANSPORTATION - 0.58%
Harley-Davidson, Inc. (a)                      12,340            632,672
                                                           --------------

TRAVEL SERVICES - 0.82%
Sabre Holdings, Inc. *                         25,010            895,358
                                                           --------------

TRUCKING & FREIGHT - 0.92%
Fedex Corp.                                     6,500            347,100
United Parcel Service, Inc., Class B *         10,750            663,813
                                                           --------------
                                                               1,010,913
TOTAL COMMON STOCK
(Cost: $128,150,680)                                        $104,096,352
                                                           --------------

                                            PRINCIPAL
                                             AMOUNT            VALUE
                                             ------            -----
SHORT TERM INVESTMENTS - 4.93%
Navigator Securities Lending
  Trust, 1.95%                             $1,494,681         $1,494,681
Federal National Mortgage
  Association Discount Notes,
  1.90% due 07/01/2002                      3,903,000          3,903,000
                                                           --------------
                                                              $5,397,681
TOTAL INVESTMENTS (STRATEGIC GROWTH
TRUST) (Cost: $133,548,361)                                 $109,494,033
                                                           ==============

GROWTH TRUST

                                              SHARES           VALUE
                                              ------           -----
COMMON STOCK - 94.66%
AEROSPACE - 1.41%
United Technologies Corp.                      84,500         $5,737,550
                                                           --------------

APPAREL & TEXTILES - 0.71%
Jones Apparel Group, Inc. *                    77,000          2,887,500
                                                           --------------

AUTO PARTS - 1.27%
AutoZone, Inc. *                               66,600          5,148,180
                                                           --------------

BIOTECHNOLOGY - 2.67%
Amgen, Inc. *                                 140,900          5,900,892
Chiron Corp. *                                 87,400          3,089,590
Genentech, Inc. *                              55,000          1,842,500
                                                           --------------
                                                              10,832,982
BROADCASTING - 0.62%
Westwood One, Inc. *                           75,000          2,506,500
                                                           --------------

BUSINESS SERVICES - 3.53%
Cendant Corp. *                               175,000          2,779,000
First Data Corp.                              205,000          7,626,000
Fiserv, Inc. *                                106,900          3,924,299
                                                           --------------
                                                              14,329,299
CHEMICALS - 0.51%
Cabot Microelectronics Corp. * (a)             48,300          2,084,628
                                                           --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES            VALUE
                                         ------            -----
COMPUTERS & BUSINESS EQUIPMENT - 9.64%
Cisco Systems, Inc. *                    978,900        $13,655,655
Dell Computer Corp. *                    381,000          9,959,340
IBM Corp.                                 44,300          3,189,600
Intel Corp. *                            675,000         12,332,250
                                                      --------------
                                                         39,136,845
COSMETICS & TOILETRIES - 2.01%
The Procter & Gamble Company *            91,500          8,170,950
                                                      --------------

ELECTRICAL EQUIPMENT - 6.62%
General Electric Company *               925,700         26,891,585
                                                      --------------

FINANCIAL SERVICES - 5.11%
Capital One Financial Corp.               70,000          4,273,500
E*TRADE Group, Inc. *                    350,000          1,911,000
Federal Home Loan Mortgage Corp.          91,500          5,599,800
Federal National Mortgage Association     47,000          3,466,250
Household International, Inc.             64,000          3,180,800
MBNA Corp. *                              70,000          2,314,900
                                                      --------------
                                                         20,746,250
FOOD & BEVERAGES - 3.19%
Pepsi Bottling Group, Inc. *             130,000          4,004,000
PepsiCo, Inc.                             49,000          2,361,800
Smithfield Foods, Inc. *                 111,900          2,075,745
The Coca-Cola Company                     80,900          4,530,400
                                                      --------------
                                                         12,971,945
HEALTHCARE PRODUCTS - 6.42%
Johnson & Johnson                        297,100         15,526,446
Mylan Laboratories, Inc. *               180,000          5,643,000
St. Jude Medical, Inc. *                  66,600          4,918,410
                                                      --------------
                                                         26,087,856
HEALTHCARE SERVICES - 5.65%
AmerisourceBergen Corp.                   75,000          5,700,000
McKesson Corp. *                          75,000          2,452,500
Oxford Health Plans, Inc. *               85,000          3,949,100
UnitedHealth Group, Inc. *                97,600          8,935,280
Wellpoint Health Networks, Inc.,
  Class A *                               24,600          1,914,126
                                                      --------------
                                                         22,951,006
HOMEBUILDERS - 1.33%
NVR, Inc. *                               16,700          5,394,100
                                                      --------------

INDUSTRIAL MACHINERY - 0.71%
Apache Corp.                              50,000          2,874,000
                                                      --------------

INSURANCE - 2.58%
AFLAC, Inc.                              180,000          5,760,000
American International Group, Inc.        68,900          4,701,047
                                                      --------------
                                                         10,461,047
INTERNET CONTENT - 1.33%
Overture Service, Inc. * (a)             217,000          5,420,660
                                                      --------------

LEISURE TIME - 1.19%
AOL Time Warner, Inc. *                  328,000          4,824,880
                                                      --------------

LIFE SCIENCES - 1.56%
Forest Laboratories, Inc. *               89,200          6,315,360
                                                      --------------

MANUFACTURING - 0.72%
SPX Corp. *                               25,000          2,937,500
                                                      --------------

MEDICAL-HOSPITALS - 0.82%
Tenet Healthcare Corp. *                  46,500          3,327,075
                                                      --------------

OFFICE FURNISHINGS & SUPPLIES - 1.31%
Staples, Inc. *                          270,000         $5,319,000
                                                      --------------

PETROLEUM SERVICES - 1.65%
BJ Services Company *                     95,000          3,218,600
Noble Corp. *                             90,000          3,474,000
                                                      --------------
                                                          6,692,600
PHARMACEUTICALS - 5.91%
Merck & Company, Inc. *                   58,500          2,962,440
Pfizer, Inc. *                           600,625         21,021,875
                                                      --------------
                                                         23,984,315
RETAIL GROCERY - 0.86%
The Kroger Company *                     175,000          3,482,500
                                                      --------------

RETAIL TRADE - 8.84%
Best Buy Company, Inc. *                 136,500          4,954,950
Kohl's Corp. *                            30,000          2,102,400
The Home Depot, Inc. *                   315,300         11,580,969
The Limited, Inc. *                      200,000          4,260,000
Wal-Mart Stores, Inc.                    236,400         13,004,364
                                                      --------------
                                                         35,902,683
SEMICONDUCTORS - 4.83%
Applied Materials, Inc. *                219,800          4,180,596
Intersil Corp., Class A * (a)            104,600          2,236,348
KLA-Tencor Corp. *                        48,000          2,111,520
Maxim Integrated Products, Inc. *         26,500          1,015,745
QLogic Corp. *                            82,000          3,124,200
Texas Instruments, Inc. *                220,000          5,214,000
Xilinx, Inc. *                            77,000          1,727,110
                                                      --------------
                                                         19,609,519
SOFTWARE - 8.47%
Microsoft Corp. *                        402,700         22,027,690
Networks Associates, Inc. * (a)          260,000          5,010,200
Symantec Corp. * (a)                     186,000          6,110,100
WebMD Corp. *                            220,000          1,238,600
                                                      --------------
                                                         34,386,590
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 0.55%
Scientific-Atlanta, Inc. *               135,000          2,220,750
                                                      --------------

TOBACCO - 1.13%
Philip Morris Companies, Inc. *          104,700          4,573,296
                                                      --------------

TRANSPORTATION - 1.51%
Harley-Davidson, Inc.                    119,400          6,121,638
                                                      --------------

TOTAL COMMON STOCK
(Cost: $488,844,408)                                   $384,330,589
                                                      --------------

                                       PRINCIPAL
                                        AMOUNT            VALUE
                                        ------            -----
SHORT TERM INVESTMENTS - 4.26%
Navigator Securities Lending
  Trust, 1.95%                       $17,291,550        $17,291,550
                                                      --------------

REPURCHASE AGREEMENTS - 1.08%
Repurchase Agreement with State
  Street Corp., dated 06/28/2002 at
  0.85% to be repurchased at
  $4,400,312 on 07/01/2002,
  collateralized by $4,515,000 U.S.
  Treasury Bonds, 5.50% due
  08/15/2028 (valued at $4,490,538,
  including interest).                $4,400,000         $4,400,000
                                                      --------------
TOTAL INVESTMENTS (GROWTH TRUST)
(Cost: $510,535,958)                                   $406,022,139
                                                      ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

LARGE CAP GROWTH TRUST
                                               SHARES             VALUE
                                               ------             -----
COMMON STOCK - 90.39%
AEROSPACE - 2.09%
Boeing Company *                                74,600          $3,357,000
Lockheed Martin Corp. *                         59,500           4,135,250
Northrop Grumman Corp. *                        21,500           2,687,500
                                                             --------------
                                                                10,179,750
AIR TRAVEL - 0.39%
Southwest Airlines Company *                   117,000           1,890,720
                                                             --------------

APPAREL & TEXTILES - 1.08%
Cintas Corp.                                    40,500           2,001,915
Polo Ralph Lauren Corp., Class A *              48,100           1,077,440
Swatch Group AG (a)                            115,250           2,175,184
                                                             --------------
                                                                 5,254,539
AUTO PARTS - 0.52%
TRW, Inc. *                                     44,300           2,524,214
                                                             --------------

BANKING - 6.20%
Bank of America Corp. *                         91,900           6,466,084
Bank One Corp. *                               109,200           4,202,016
Citigroup, Inc.                                157,766           6,113,433
FleetBoston Financial Corp. *                   45,700           1,478,395
Wachovia Corp. *                               100,100           3,821,818
Wells Fargo & Company                          125,300           6,272,518
Zions BanCorp *                                 36,200           1,886,020
                                                             --------------
                                                                30,240,284
BIOTECHNOLOGY - 0.50%
Cephalon, Inc. * (a)                            28,200           1,274,640
Millennium Pharmaceuticals, Inc. *              95,300           1,157,895
                                                             --------------
                                                                 2,432,535
BROADCASTING - 1.93%
Belo Corp., Series A *                         109,500           2,475,795
Grupo Televisa SA, ADR * (a)                   120,900           4,519,242
RTL Group (a)                                   38,003           1,498,458
Societe Television Francaise 1 *                33,600             897,916
                                                             --------------
                                                                 9,391,411
BUILDING MATERIALS & CONSTRUCTION - 0.50%
American Standard Companies, Inc. *             32,300           2,425,730
                                                             --------------

BUSINESS SERVICES - 2.18%
AMR Corp. *                                     97,700           1,647,222
Credit Saison Company, Ltd. (a)                 61,800           1,466,825
First Data Corp.                                48,700           1,811,640
Paychex, Inc. *                                 73,600           2,302,944
Reynolds & Reynolds Company, Class A *          82,600           2,308,670
Robert Half International, Inc. *               47,200           1,099,760
                                                             --------------
                                                                10,637,061
CABLE AND TELEVISION - 1.97%
British Sky Broadcasting Group Plc-ADR * (a)    28,850           1,659,163
Comcast Corp., Class A, Non Voting Stock *      49,000           1,168,160
Viacom, Inc., Class B *                        152,551           6,768,688
                                                             --------------
                                                                 9,596,011
COMPUTERS & BUSINESS EQUIPMENT - 5.02%
Brocade Communications Systems, Inc. *          51,400             898,472
Cisco Systems, Inc. *                          202,580           2,825,991
Dell Computer Corp. *                          127,700           3,338,078
EMC Corp. *                                    204,560           1,544,428
IBM Corp.                                       80,900           5,824,800
Intel Corp. *                                  548,900          10,028,403
                                                             --------------
                                                                24,460,172

CONSTRUCTION MATERIALS - 0.22%
Martin Marietta Materials, Inc. *               27,100          $1,056,900
                                                             --------------

CONTAINERS & GLASS - 0.43%
Pactiv Corp. *                                  87,700           2,087,260
                                                             --------------

COSMETICS & TOILETRIES - 2.87%
Alberto Culver Company, Class B (a)             68,800           3,288,640
The Gillette Company *                         194,000           6,570,780
The Procter & Gamble Company *                  46,400           4,143,520
                                                             --------------
                                                                14,002,940
CRUDE PETROLEUM & NATURAL GAS - 0.36%
Ocean Energy, Inc. *                            82,000           1,776,940
                                                             --------------

DOMESTIC OIL - 1.89%
Conoco, Inc. *                                 191,700           5,329,260
Phillips Petroleum Company *                    66,230           3,899,622
                                                             --------------
                                                                 9,228,882
DRUGS & HEALTH CARE - 1.54%
Alkermes, Inc. * (a)                            65,900           1,055,059
ILEX Oncology, Inc. *                           89,200           1,256,828
Stryker Corp. *                                 54,200           2,900,242
Trigon Healthcare, Inc. *                       22,860           2,299,259
                                                             --------------
                                                                 7,511,388
ELECTRICAL EQUIPMENT - 2.44%
General Electric Company *                     293,800           8,534,890
Sony Corp., ADR                                 63,200           3,355,920
                                                             --------------
                                                                11,890,810
ELECTRONICS - 1.40%
Agilent Technologies, Inc. *                    59,400           1,404,810
Analog Devices, Inc. *                          84,500           2,509,650
Kyocera Corp.                                   11,300             824,886
Samsung Electronics, Ltd., 144A, GDR             7,300           1,002,290
Sanmina-SCI Corp. *                            174,300           1,099,833
                                                             --------------
                                                                 6,841,469
FINANCIAL SERVICES - 4.10%
American Express Company *,                    149,700           5,437,104
Federal Home Loan Mortgage Corp.                44,400           2,717,280
Federal National Mortgage Association           70,700           5,214,125
Jafco Company, Ltd.                             13,800           1,220,373
Merrill Lynch & Company, Inc. *                 63,600           2,575,800
Morgan Stanley Dean Witter & Company *          65,000           2,800,200
                                                             --------------
                                                                19,964,882
FOOD & BEVERAGES - 5.81%
Anheuser-Busch Companies, Inc. *                43,800           2,190,000
Dean Foods Company * (a)                        52,000           1,939,600
Kellogg Company *                               59,700           2,140,842
McCormick & Company, Inc.                       79,800           2,054,850
PepsiCo, Inc.                                  163,800           7,895,160
The Coca-Cola Company                          216,000          12,096,000
                                                             --------------
                                                                28,316,452
GOLD - 0.62%
AngloGold, Ltd., ADR (a)                        34,100             889,328
Placer Dome, Inc.                              116,400           1,302,957
Placer Dome, Inc. *                             71,700             803,757
                                                             --------------
                                                                 2,996,042
HEALTHCARE PRODUCTS - 3.77%
Abbott Laboratories,                            95,700           3,603,105
Boston Scientific Corp. *                      166,100           4,870,052
Guidant Corp. *                                 18,600             562,278
Johnson & Johnson                               72,200           3,773,172
Medtronic, Inc.                                114,600           4,910,610
Mylan Laboratories, Inc. *                      21,400             670,890
                                                             --------------
                                                                18,390,107

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES            VALUE
                                              ------            -----
HOTELS & RESTAURANTS - 1.63%
McDonalds Corp. *                             230,100         $6,546,345
Ruby Tuesday, Inc. * (a)                       73,250          1,421,050
                                                           --------------
                                                               7,967,395
HOUSEHOLD PRODUCTS - 0.51%
Fortune Brands, Inc. *                         44,700          2,503,200
                                                           --------------

INDUSTRIAL MACHINERY - 0.56%
Graco, Inc.                                    54,750          1,376,415
IDEX Corp. *                                   41,000          1,373,500
                                                           --------------
                                                               2,749,915
INSURANCE - 1.34%
American International Group, Inc.             95,856          6,540,255

                                                           --------------

LEISURE TIME - 0.48%
The Walt Disney Company *                     123,757          2,339,007
                                                           --------------

LIFE SCIENCES - 0.64%
Forest Laboratories, Inc. *                    32,000          2,265,600
Protein Design Laboratories, Inc. * (a)        78,100            848,166

                                                           --------------
                                                               3,113,766
MANUFACTURING - 0.65%
Danaher Corp. *                                14,700            975,345
Illinois Tool Works, Inc. *                    31,800          2,171,940
                                                           --------------
                                                               3,147,285
OFFICE FURNISHINGS & SUPPLIES - 0.57%
Staples, Inc. *                               141,900          2,795,430
                                                           --------------

PETROLEUM SERVICES - 4.83%
BP PLC, ADR                                    42,100          2,125,629
ChevronTexaco Corp. *                          51,000          4,513,500
Exxon Mobil Corp. *                           250,700         10,258,644
Rowan Companies, Inc. *                        51,100          1,096,095
Schlumberger, Ltd. *                           76,500          3,557,250
Tidewater, Inc. *                              60,900          2,004,828
                                                           --------------
                                                              23,555,946
PHARMACEUTICALS - 5.13%
Allergan, Inc. *                               35,600          2,376,300
Bristol-Myers Squibb Company *                157,700          4,052,890
Merck & Company, Inc. *                        96,500          4,886,760
Pfizer, Inc. *                                317,182         11,101,370
Schering-Plough Corp.                         105,800          2,602,680
                                                           --------------
                                                              25,020,000
PUBLISHING - 1.28%
The New York Times Company, Class A             6,800            350,200
Tribune Company *                             135,100          5,876,850
                                                           --------------
                                                               6,227,050
RAILROADS & EQUIPMENT - 0.89%
Union Pacific Corp. *                          68,700          4,347,336
                                                           --------------

RETAIL TRADE - 6.41%
Best Buy Company, Inc. *                       76,575          2,779,673
Big Lots, Inc. *                              140,590          2,766,811
Costco Wholesale Corp. *                       31,700          1,224,254
Lowe's Companies, Inc. *                      211,400          9,597,560
Target Corp.                                   39,000          1,485,900
The Gap, Inc. *                               124,200          1,763,640
Wal-Mart Stores, Inc.                         211,100         11,612,611
                                                           --------------
                                                              31,230,449
SEMICONDUCTORS - 3.16%
Altera Corp. *                                 78,100          1,062,160
Chartered Semiconductor
  Manufacturing, Ltd., ADR * (a)               60,150          1,203,601

SEMICONDUCTORS - CONTINUED
Integrated Device Technology, Inc. *           70,400         $1,277,056
International Rectifier Corp. *                29,300            854,095
Lam Research Corp. * (a)                       27,300            490,854
LTX Corp. * (a)                               162,200          2,316,216
Marvell Technology Group, Ltd. *               45,200            899,028
Micrel, Inc. *                                 54,300            780,834
Micron Technology, Inc. *                      99,200          2,005,824
QLogic Corp. *                                 22,500            857,250
Texas Instruments, Inc. *                     110,800          2,625,960
Tokyo Electron, Ltd.                           16,100          1,049,022
                                                           --------------
                                                              15,421,900
SOFTWARE - 5.64%
Microsoft Corp. *                             502,900         27,508,630
                                                           --------------

STEEL - 0.41%
Arcelor *                                     142,380          1,981,757
                                                           --------------

TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 2.92%
Anritsu Corp. * (a)                            40,000            280,983
AT&T Corp. *                                  253,313          2,710,449
Harris Corp. *                                 54,000          1,956,960
KT Corp., ADR (a)                              55,200          1,195,080
Nokia Corp., ADR                               98,300          1,423,384
Tekelec * (a)                                 124,200            997,326
UTStarcom, Inc. *                              89,000          1,795,130
Verizon Communications, Inc. *                 96,900          3,890,535
                                                           --------------
                                                              14,249,847
TELEPHONE - 0.31%
BellSouth Corp.                                48,540          1,529,010
                                                           --------------

TIRES & RUBBER - 0.64%
Michelin (CGDE)-B (a)                          76,800          3,106,201
                                                           --------------

TOBACCO - 3.10%
Philip Morris Companies, Inc. *               345,930         15,110,223
                                                           --------------

TOYS, AMUSEMENTS & SPORTING
  GOODS - 0.79%
Mattel, Inc. *                                128,100          2,700,348
NIKE, Inc., Class B *                          21,100          1,132,015
                                                           --------------
                                                               3,832,363
TRUCKING & FREIGHT - 0.67%
Fedex Corp.                                    61,300          3,273,420
                                                           --------------

TOTAL COMMON STOCK
(Cost: $504,240,228)                                        $440,646,884
                                                           --------------

                                           PRINCIPAL
                                             AMOUNT            VALUE
                                             ------            -----
SHORT TERM INVESTMENTS - 3.82%
Navigator Securities Lending Trust,
  1.95%                                   $18,612,406        $18,612,406

REPURCHASE AGREEMENTS - 5.79%
Repurchase Agreement with State
  Street Corp., dated 06/28/2002 at
  1.25%, to be repurchased at
  $28,237,941 on 07/01/2002,
  collateralized by $24,435,000 U.S.
  Treasury Bonds, 6.875% due
  08/15/2025 (valued at $28,801,437,
  including interest).                    $28,235,000        $28,235,000
                                                           --------------

TOTAL INVESTMENTS (LARGE CAP GROWTH
TRUST) (Cost: $551,087,634)                                 $487,494,290
                                                           ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

ALL CAP VALUE TRUST

                                               SHARES           VALUE
                                               ------           -----
COMMON STOCK - 77.11%
AEROSPACE - 2.28%
Rockwell Collins, Inc. * (a)                    2,100            $57,582
United Technologies Corp.                      14,300            970,970
                                                           --------------
                                                               1,028,552
AIR TRAVEL - 1.20%
KLM Royal Dutch Airlines (a)                    6,500             78,650
Southwest Airlines Company *                   28,700            463,792
                                                           --------------
                                                                 542,442
APPAREL & TEXTILES - 0.59%
Columbia Sportswear Company *                   1,500             47,998
Jones Apparel Group, Inc. * (a)                   900             33,750
V.F. Corp. *                                    4,700            184,287
                                                           --------------
                                                                 266,035
AUTO PARTS - 0.77%
Eaton Corp. *                                   4,800            349,200
                                                           --------------

AUTOMOBILES - 0.51%
Ford Motor Company (a)                         14,300            228,800
                                                           --------------

BANKING - 2.17%
Citigroup, Inc.                                25,300            980,375
                                                           --------------

BROADCASTING - 1.32%
Fox Entertainment Group, Inc.,
  Class A * (a)                                 8,200            178,350
Liberty Media Corp., Series A *                39,600            396,000
Young Broadcasting, Inc., Class A *             1,300             23,114
                                                           --------------
                                                                 597,464
BUSINESS SERVICES - 0.96%
Computer Sciences Corp. * (a)                   4,100            195,980
KPMG Consulting, Inc. * (a)                     1,700             25,262
NCR Corp. * (a)                                 6,100            211,060
                                                           --------------
                                                                 432,302
CELLULAR COMMUNICATIONS - 0.05%
AT&T Wireless Services, Inc. *                    800              4,680
Sprint Corp. (PCS Group), Series 1 * (a)        3,800             16,986
                                                           --------------
                                                                  21,666
CHEMICALS - 1.33%
Air Products & Chemicals, Inc.                  7,400            373,478
Cytec Industries, Inc. *                        5,100            160,344
Solutia, Inc. * (a)                             9,300             65,286
                                                           --------------
                                                                 599,108
COMPUTERS & BUSINESS EQUIPMENT - 7.11%
3Com Corp. *                                   97,700            429,880
Apple Computer, Inc. *                         31,000            549,320
Enterasys Networks, Inc. *                      9,400             16,732
IBM Corp.                                      14,400          1,036,800
Intel Corp. *                                   8,700            158,949
Riverstone Networks, Inc. *                     4,562             14,279
Sun Microsystems, Inc. *                       11,200             56,112
Xerox Corp. * (a)                             135,700            945,829
                                                           --------------
                                                               3,207,901
COSMETICS & TOILETRIES - 0.39%
The Procter & Gamble Company *                  2,000            178,600
                                                           --------------

ELECTRICAL EQUIPMENT - 0.75%
Emerson Electric Company *                      6,300            337,113
                                                           --------------

ELECTRIC UTILITIES - 0.52%
Scottish Power PLC, ADR                        10,900            233,260
                                                           --------------

ELECTRONICS - 2.67%
Electronics For Imaging, Inc. *                20,500           $326,155
Koninklijke Philips Electronics NV (a)         30,200            833,520
Mirant Corp. * (a)                                600              4,380
Rockwell International Corp. *                  2,100             41,958
                                                           --------------
                                                               1,206,013
FINANCIAL SERVICES - 11.53%
Alliance Capital Management
  Holding, LP (a)                              28,000            959,000
American Express Company *                     13,500            490,320
Federal National Mortgage
  Association                                   2,500            184,375
Lehman Brothers Holdings,
  Inc. (a)                                     17,500          1,094,100
Merrill Lynch & Company, Inc. *                 8,000            324,000
Morgan Stanley Dean Witter &
  Company *                                    16,500            710,820
Stilwell Financial, Inc.                       33,600            611,520
The Goldman Sachs Group, Inc. *                11,300            828,855
                                                           --------------
                                                               5,202,990
FOOD & BEVERAGES - 1.96%
Constellation Brands, Inc., Class A * (a)      23,700            758,400
General Mills, Inc. *                           2,800            123,424
The J.M. Smucker Company *                         36              1,229
                                                           --------------
                                                                 883,053
GAS & PIPELINE UTILITIES - 0.04%
El Paso Corp.                                     800             16,488
                                                           --------------

HEALTHCARE SERVICES - 3.21%
Laboratory Corp. of America
  Holdings * (a)                               10,100            461,065
Wellpoint Health Networks,
  Inc., Class A *                              12,700            988,187
                                                           --------------
                                                               1,449,252
HOTELS & RESTAURANTS - 1.36%
Mandalay Resort Group * (a)                    22,200            612,054
                                                           --------------

HOUSEHOLD APPLIANCES - 2.45%
Blyth Industries, Inc.                          1,500             46,830
Maytag Corp. * (a)                             24,800          1,057,720
                                                           --------------
                                                               1,104,550
HOUSEHOLD PRODUCTS - 0.76%
Fortune Brands, Inc. *                          6,100            341,600
                                                           --------------

INDUSTRIAL MACHINERY - 0.33%
Pentair, Inc.                                   3,100            149,048
                                                           --------------

INSURANCE - 4.75%
Allmerica Financial Corp.                      11,200            517,440
Marsh & McLennan Companies, Inc. *              4,800            463,680
Old Republic International Corp.               21,200            667,800
The Allstate Corp.                             13,400            495,532
                                                           --------------
                                                               2,144,452
INTERNATIONAL OIL - 0.73%
Royal Dutch Petroleum Company                   6,000            331,620
                                                           --------------

LEISURE TIME - 1.21%
Carnival Corp., Class A *                      19,800            548,262
                                                           --------------

MANUFACTURING - 1.07%
Illinois Tool Works, Inc. *                     7,100            484,930
                                                           --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES           VALUE
                                               ------           -----
PETROLEUM SERVICES - 4.21%
BP PLC, ADR                                    15,200           $767,448
ChevronTexaco Corp. *                             662             58,587
Exxon Mobil Corp. *                            26,300          1,076,196
                                                           --------------
                                                               1,902,231
PHARMACEUTICALS - 0.65%
Merck & Company, Inc. *                         5,800            293,712
                                                           --------------

RETAIL TRADE - 4.51%
Circuit City Stores-Circuit
  City Group *                                 14,500            271,875
Federated Department Stores, Inc. *            19,000            754,300
RadioShack Corp. * (a)                         25,000            751,500
Wal-Mart Stores, Inc.                           4,700            258,547
                                                           --------------
                                                               2,036,222
SEMICONDUCTORS - 1.30%
Agere Systems, Inc., Class A * (a)              1,447              2,026
Agere Systems, Inc., Class B *                 35,530             53,295
Axcelis Technologies, Inc. *                    2,500             28,250
KLA-Tencor Corp. * (a)                         11,400            501,486
                                                           --------------
                                                                 585,057
SOFTWARE - 2.82%
BMC Software, Inc. *                           53,500            888,100
Compuware Corp. * (a)                          42,900            260,403
Microsoft Corp. *                               2,300            125,810
                                                           --------------
                                                               1,274,313
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 6.90%
Advanced Fibre Communications, Inc. *             500              8,270
Andrew Corp. * (a)                             10,700            153,331
Avaya, Inc. * (a)                               6,300             31,185
BT Group PLC, ADR (a)                           3,900            148,668
Cable & Wireless PLC, ADR (a)                   4,500             34,965
Corning, Inc. * (a)                           323,700          1,149,135
JDS Uniphase Corp. *                          113,000            301,710
Lucent Technologies, Inc. * (a)               143,200            237,712
Motorola, Inc. *                               48,700            702,254
Nortel Networks Corp. * (a)                   241,100            349,595
                                                           --------------
                                                               3,116,825
TELEPHONE - 1.63%
Alltel Corp. * (a)                              7,900            371,300
Sprint Corp. (FON Group) *                     13,400            142,174
Telephone & Data Systems, Inc.                  3,700            224,035
                                                           --------------
                                                                 737,509
TOBACCO - 0.71%
UST, Inc.                                       9,400            319,600
                                                           --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 1.00%
NIKE, Inc., Class B * (a)                       8,400            450,660
                                                           --------------

TRAVEL SERVICES - 0.43%
Sabre Holdings, Inc. * (a)                      5,400            193,320
                                                           --------------

TRUCKING & FREIGHT - 0.93%
U.S. Freightways Corp. *                       11,100            420,357
                                                           --------------

TOTAL COMMON STOCK
(Cost: $40,434,227)                                          $34,806,936
                                                             -----------

PREFERRED STOCK - 0.63%
BROADCASTING - 0.63%
The News Corp., Ltd., ADR (a)                  14,300            282,425
                                                           --------------

TOTAL PREFERRED STOCK
(Cost: $379,477)                                                $282,425
                                                                --------

                                            PRINCIPAL
                                             AMOUNT               VALUE
                                             ------               -----
SHORT TERM INVESTMENTS - 22.26%
Navigator Securities Lending
  Trust, 1.95%                             $9,401,147         $9,401,147
United States Treasury Bills,
  1.63% due 07/05/2002                          4,000              3,999
  1.63% due 07/18/2002                         20,000             19,985
  1.65% due 07/05/2002 - 07/11/2002           288,000            287,941
  1.65% due 07/25/2002                         80,000             79,912
  1.67% due 07/25/2002                        257,000            256,714
                                                           --------------
                                                             $10,049,698
TOTAL INVESTMENTS (ALL CAP VALUE
TRUST) (Cost: $50,863,402)                                   $45,139,059
                                                           ==============

CAPITAL OPPORTUNITIES TRUST

                                               SHARES            VALUE
                                               ------            -----
COMMON STOCK - 90.22%
ADVERTISING - 1.30%
Lamar Advertising Company,
  Class A * (a)                                15,230           $566,708
                                                           --------------

AUTO PARTS - 0.59%
American Axle & Manufacturing
  Holdings, Inc. *                              8,690            258,441
                                                           --------------

BANKING - 3.92%
Bank of America Corp. *                         4,830            339,839
Citigroup, Inc.                                18,920            733,150
Comerica, Inc. (a)                              6,330            388,662
FleetBoston Financial Corp. *                   7,580            245,213
                                                           --------------
                                                               1,706,864
BIOTECHNOLOGY - 1.38%
Applera Corp. - Applied Biosystems
  Group *                                      16,760            326,652
Genzyme Corp. *                                14,140            272,054
                                                           --------------
                                                                 598,706
BROADCASTING - 4.16%
Clear Channel Communications, Inc. *           17,470            559,389
EchoStar Communications
  Corp., Class A * (a)                         34,240            635,494
Fox Entertainment Group, Inc.,
  Class A *                                    21,120            459,360
Westwood One, Inc. *                            4,580            153,064
                                                           --------------
                                                               1,807,307
BUSINESS SERVICES - 1.70%
Ceridian Corp. * (a)                            4,970             94,331
ITT Industries, Inc. *                            300             21,180
SunGuard Data Systems, Inc. *                  11,040            292,339
Tyco International, Ltd. *                     24,700            333,697
                                                           --------------
                                                                 741,547
CABLE AND TELEVISION - 4.27%
Charter Communications, Inc.,
  Class A * (a)                                52,460            214,037
Viacom, Inc., Class B *                        37,080          1,645,239
                                                           --------------
                                                               1,859,276
CELLULAR COMMUNICATIONS - 1.64%
AT&T Wireless Services, Inc. *                 49,270            288,230
Partner Communication
  Company, LTD., ADR *                         43,080            180,936
Vodafone Group PLC                            178,670            245,168
                                                           --------------
                                                                 714,334

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES           VALUE
                                                ------           -----
CHEMICALS - 1.82%
Dow Chemical Company *                           9,920            $341,049
Praxair, Inc.                                    7,910             450,633
                                                             --------------
                                                                   791,682
COMPUTERS & BUSINESS EQUIPMENT - 3.05%
Cisco Systems, Inc. *                           39,890             556,466
Dell Computer Corp. *                           19,120             499,797
Hewlett-Packard Company *                       17,808             272,106
                                                             --------------
                                                                 1,328,369
CONTAINERS & GLASS - 0.73%
Smurfit-Stone Container Corp. *                 20,580             317,344

COSMETICS & TOILETRIES - 0.26%
Avon Products, Inc.                              2,200             114,928
                                                             --------------

CRUDE PETROLEUM & NATURAL GAS - 0.05%
Valero Energy Corp. *                              600              22,452

DOMESTIC OIL - 0.94%
Anadarko Petroleum Corp. *                       8,270             407,711
                                                             --------------

ELECTRICAL EQUIPMENT - 1.88%
Flextronics International, Ltd. *               30,020             214,043
General Electric Company *                      18,200             528,710
Tektronix, Inc. *                                4,000              74,840
                                                             --------------
                                                                   817,593
ELECTRIC UTILITIES - 0.39%
The AES Corp. *                                 31,230             169,267
                                                             --------------

ELECTRONICS - 1.59%
Agilent Technologies, Inc. *                     3,580              84,667
Analog Devices, Inc. *                          14,130             419,661
General Motors Corp., Class H *                 18,060             187,824
                                                             --------------
                                                                   692,152
FINANCIAL SERVICES - 7.20%
American Express Company *                       4,360             158,355
Household International, Inc.                   10,200             506,940
Lehman Brothers Holdings, Inc.                   3,270             204,440
Mellon Financial Corp. *                        18,460             580,198
Merrill Lynch & Company, Inc. *                 20,860             844,830
Morgan Stanley Dean Witter & Company *          11,160             480,773
The Goldman Sachs Group, Inc. *                  4,870             357,215
                                                             --------------
                                                                 3,132,751
FOREST PRODUCTS - 0.06%
Weyerhaeuser Company *                             400              25,540
                                                             --------------

GAS & PIPELINE UTILITIES - 2.28%
Dynegy, Inc., Class A *                         30,440             219,168
El Paso Corp.                                   22,530             464,343
Kinder Morgan, Inc. *                            8,050             306,061
                                                             --------------
                                                                   989,572
HEALTHCARE PRODUCTS - 2.09%
Baxter International, Inc. *                    10,660             473,837
Johnson & Johnson                                8,310             434,281
                                                             --------------
                                                                   908,118
HOTELS & RESTAURANTS - 2.13%
Hilton Hotels Corp. *                           21,460             298,294
Outback Steakhouse, Inc. * (a)                   6,250             219,375
Starwood Hotels & Resorts
  Worldwide, Inc. *                             12,380             407,178
                                                             --------------
                                                                   924,847

INDUSTRIAL MACHINERY - 2.56%
Apache Corp.                                    10,880            $625,382
Grant Prideco, Inc. *                           36,030             490,008
                                                             --------------
                                                                 1,115,390
INSURANCE - 8.38%
ACE, Ltd.                                       17,690             559,004
American International Group, Inc.               7,030             479,657
Chubb Corp.                                      4,630             327,804
Hartford Financial Services
  Group, Inc. *                                  5,630             334,816
Metlife, Inc. * (a)                              7,860             226,368
Travelers Property Casualty Corp.,
  Class A *                                     24,960             441,792
UNUMProvident Corp. *                           15,480             393,966
Willis Group Holdings, Ltd. *                    3,600             118,476
XL Capital, Ltd., Class A                        9,020             763,994
                                                             --------------
                                                                 3,645,877
LEISURE TIME - 2.00%
AOL Time Warner, Inc. *                         30,960             455,422
The Walt Disney Company *                       21,920             414,288
                                                             --------------
                                                                   869,710
MANUFACTURING - 2.41%
Danaher Corp. *                                  9,850             653,547
Illinois Tool Works, Inc. *                      4,570             312,131
SPX Corp. *                                        700              82,250
                                                             --------------
                                                                 1,047,928
NEWSPAPERS - 0.16%
E.W. Scripps Company, Class A *                    890              68,530
                                                             --------------

PAPER - 3.23%
Abitibi Consolidated, Inc. *                    49,290             454,947
Aracruz Celulose SA, ADR (a)                    17,980             359,600
Bowater, Inc. *                                  9,540             518,690
Georgia-Pacific Corp. *                            800              19,664
Temple-Inland, Inc. *                              860              49,759
                                                             --------------
                                                                 1,402,660
PETROLEUM SERVICES - 2.62%
Baker Hughes, Inc. *                             3,170             105,529
GlobalSantaFe Corp. *                           36,818           1,006,973
Transocean Offshore, Inc. *                        800              24,920
                                                             --------------
                                                                 1,137,422
PHARMACEUTICALS - 8.13%
Allergan, Inc. *                                 2,020             134,835
Eli Lilly & Company *                            8,040             453,456
Pfizer, Inc. *                                  44,370           1,552,950
Pharmacia Corp. *                               12,940             484,603
Shire Pharmaceuticals Group *                   30,270             267,677
Wyeth *                                         12,520             641,024
                                                             --------------
                                                                 3,534,545
RAILROADS & EQUIPMENT - 0.13%
Union Pacific Corp. *                              880              55,686
                                                             --------------

RETAIL GROCERY - 0.51%
Safeway, Inc. *                                  7,670             223,887
                                                             --------------

RETAIL TRADE - 4.79%
Best Buy Company, Inc. *                         4,600             166,980
BJ's Wholesale Club, Inc. *                     11,980             461,230
Costco Wholesale Corp. *                         7,180             277,292
CVS Corp. *                                      5,250             160,650
Target Corp.                                    13,380             509,778
The Home Depot, Inc. *                          13,780             506,139
                                                             --------------
                                                                 2,082,069


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                             SHARES             VALUE
                                             ------             -----
SANITARY SERVICES - 0.23%
Waste Management, Inc. *                        3,840           $100,032
                                                           --------------

SEMICONDUCTORS - 4.32%
Atmel Corp. *                                  58,130            363,894
Emulex Corp. * (a)                             11,070            249,186
Fairchild Semiconductor Corp.,
  Class A * (a)                                13,040            316,872
Lam Research Corp. * (a)                        8,180            147,076
National Semiconductor Corp. *                  3,520            102,678
Novellus Systems, Inc. *                          970             32,980
QLogic Corp. *                                  5,110            194,691
STMicroelectronics NV *                        10,840            263,737
Teradyne, Inc. *                                3,380             79,430
Texas Instruments, Inc. *                       5,380            127,506
                                                           --------------
                                                               1,878,050
SOFTWARE - 2.80%
Microsoft Corp. *                               7,980            436,506
Oracle Corp. *                                 36,440            345,087
PeopleSoft, Inc. *                             12,570            187,042
VERITAS Software Corp. *                       12,550            248,364
                                                           --------------
                                                               1,216,999
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 1.58%
Amdocs, Ltd. *                                 16,230            122,536
AT&T Corp. *,                                   8,880             95,016
Motorola, Inc. *                               11,280            162,658
Nokia Corp., ADR                               21,070            305,094
Winstar Communications, Inc. *                  2,170                  5
                                                           --------------
                                                                 685,309
TOBACCO - 1.12%
Philip Morris Companies, Inc. *                11,110            485,285
                                                           --------------

TRAVEL SERVICES - 0.49%
Sabre Holdings, Inc. *                          5,930            212,294
                                                           --------------

TRUCKING & FREIGHT - 1.33%
Fedex Corp.                                     5,860            312,924
United Parcel Service, Inc.,
  Class B *                                     4,280            264,290
                                                           --------------
                                                                 577,214
TOTAL COMMON STOCK
(Cost: $46,052,411)                                          $39,234,396
                                                           --------------

PREFERRED STOCK - 1.18%
GAS & PIPELINE UTILITIES - 0.48%
KeySpan Corp.                                   4,000            208,800
                                                           --------------

INTERNATIONAL OIL - 0.70%
Encana Corp.                                    9,859            303,164
                                                           --------------

TOTAL PREFERRED STOCK
(Cost: $487,244)                                                $511,964
                                                           --------------

                                            PRINCIPAL
                                             AMOUNT               VALUE
                                             ------               -----
SHORT TERM INVESTMENTS - 8.60%
Navigator Securities Lending
  Trust, 1.95%                             $2,070,424         $2,070,424
Federal National Mortgage
  Association Discount Notes,
  1.90% due 07/01/2002                      1,671,000          1,671,000
                                                           --------------
                                                              $3,741,424
TOTAL INVESTMENTS (CAPITAL
OPPORTUNITIES TRUST) (Cost:
$50,281,079)                                                 $43,487,784
                                                           ==============

QUANTITATIVE EQUITY TRUST

                                               SHARES            VALUE
                                               ------            -----
COMMON STOCK - 95.57%
AEROSPACE - 4.19%
General Dynamics Corp.                         43,000         $4,573,050
Lockheed Martin Corp. *                        82,600          5,740,700
Raytheon Company *                             32,500          1,324,375
United Technologies Corp.                      44,800          3,041,920
                                                           --------------
                                                              14,680,045
AIR TRAVEL - 0.16%
ExpressJet Holdings, Inc. *                    44,300            578,115
                                                           --------------

AUTOMOBILES - 2.05%
General Motors Corp. *                        134,500          7,189,025
                                                           --------------

BANKING - 6.62%
Bank of America Corp. *                        80,100          5,635,836
Bank of New York, Inc.                        140,200          4,731,750
Citigroup, Inc.                                81,466          3,156,807
US Bancorp                                    224,300          5,237,405
Wells Fargo & Company                          88,700          4,440,322
                                                           --------------
                                                              23,202,120
BUILDING MATERIALS &
  CONSTRUCTION - 1.27%
Masco Corp. *                                 164,300          4,454,173
                                                           --------------
BUSINESS SERVICES - 2.37%
First Data Corp.                              134,400          4,999,680
Tyco International, Ltd. *                    245,400          3,315,354
                                                           --------------
                                                               8,315,034
CABLE AND TELEVISION - 0.71%
Viacom, Inc., Class B *                        56,500          2,506,905
                                                           --------------
CELLULAR COMMUNICATIONS - 0.43%
Vodafone Group PLC, ADR (a)                   110,350          1,506,278
                                                           --------------
CHEMICALS - 0.76%
Praxair, Inc.                                  46,650          2,657,651
                                                           --------------
COMPUTERS & BUSINESS EQUIPMENT - 5.53%
Brocade Communications Systems,
  Inc. * (a)                                  168,200          2,940,136
Cisco Systems, Inc. *                         446,200          6,224,490
Dell Computer Corp. *                          87,200          2,279,408
Hewlett-Packard Company *                      96,878          1,480,296
Intel Corp. *                                 247,200          4,516,344
Network Appliance, Inc. * (a)                 156,800          1,950,592
                                                           --------------
                                                              19,391,266
COSMETICS & TOILETRIES - 1.66%
Kimberly-Clark Corp.                           48,300          2,994,600
The Procter & Gamble Company *                 31,500          2,812,950
                                                           --------------
                                                               5,807,550
DOMESTIC OIL - 2.22%
Conoco, Inc. *                                183,500          5,101,300
Marathon Oil Corp. *                           98,400          2,668,608
                                                           --------------
                                                               7,769,908
DRUGS & HEALTH CARE - 1.06%
Cardinal Health, Inc. *                        60,800          3,733,728
                                                           --------------
ELECTRICAL EQUIPMENT - 1.29%
General Electric Company *                    156,100          4,534,705
                                                           --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES             VALUE
                                              ------             -----
FINANCIAL SERVICES - 9.77%
American Express Company *                    121,300         $4,405,616
Federal National Mortgage Association          89,600          6,608,000
J.P. Morgan Chase & Company *                 119,800          4,063,616
MBNA Corp. *                                  144,300          4,772,001
Merrill Lynch & Company, Inc. *                80,900          3,276,450
The Goldman Sachs Group, Inc. *                49,300          3,616,155
Washington Mutual, Inc.                       202,200          7,503,642
                                                           --------------
                                                              34,245,480
FOOD & BEVERAGES - 3.48%
Anheuser-Busch Companies, Inc. *               61,000          3,050,000
Pepsi Bottling Group, Inc. *                  113,500          3,495,800
The Coca-Cola Company                         101,200          5,667,200
                                                           --------------
                                                              12,213,000
GAS & PIPELINE UTILITIES - 0.87%
Dynegy, Inc., Class A *                       192,800          1,388,160
El Paso Corp.                                  81,512          1,679,962
                                                           --------------
                                                               3,068,122
HEALTHCARE PRODUCTS - 2.29%
Guidant Corp. *                               111,100          3,358,553
Johnson & Johnson                              89,500          4,677,270
                                                           --------------
                                                               8,035,823
HEALTHCARE SERVICES - 2.63%
McKesson Corp. *                              147,700          4,829,790
UnitedHealth Group, Inc. *                     48,050          4,398,977
                                                           --------------
                                                               9,228,767
HOUSEHOLD PRODUCTS - 0.87%
Newell Rubbermaid, Inc. *                      87,100          3,053,726
                                                           --------------

INSURANCE - 7.51%
Aetna, Inc. *                                  73,450          3,523,396
American International Group, Inc.            112,325          7,663,935
Cigna Corp.                                    38,900          3,789,638
Marsh & McLennan Companies, Inc. *             72,350          6,989,010
The Allstate Corp.                             91,000          3,365,180
Travelers Property Casualty Corp.,
  Class A *                                    56,000            991,200
                                                           --------------
                                                              26,322,359
LEISURE TIME - 3.27%
AOL Time Warner, Inc. *                       345,700          5,085,247
Carnival Corp., Class A *                     112,800          3,123,432
The Walt Disney Company *                     172,100          3,252,690
                                                           --------------
                                                              11,461,369
MANUFACTURING - 1.45%
3M Company                                     41,200          5,067,600
                                                           --------------

OFFICE FURNISHINGS & SUPPLIES - 1.73%
Staples, Inc. *                               307,650          6,060,705
                                                           --------------

PAPER - 0.42%
Georgia-Pacific Corp. *                        59,450          1,461,281
                                                           --------------

PETROLEUM SERVICES - 2.73%
Halliburton Company *                         322,700          5,143,838
Transocean Offshore, Inc. *                   142,500          4,438,875
                                                           --------------
                                                               9,582,713
PHARMACEUTICALS - 4.17%
Pfizer, Inc. *                                 96,200          3,367,000
Pharmacia Corp. *                             162,200          6,074,390
Wyeth *                                       101,000          5,171,200
                                                           --------------
                                                              14,612,590

PUBLISHING - 1.48%
McGraw-Hill Companies, Inc.                    86,800          5,181,960
                                                           --------------

RETAIL GROCERY - 0.51%
Sysco Corp. *                                  65,400         $1,780,188
                                                           --------------

RETAIL TRADE - 6.14%
Best Buy Company, Inc. *                      100,950          3,664,485
Kohl's Corp. *                                 53,600          3,756,288
Lowe's Companies, Inc. *                       57,700          2,619,580
Target Corp.                                  120,000          4,572,000
The Home Depot, Inc. *                         99,700          3,661,981
The Limited, Inc. *                           152,800          3,254,640
                                                           --------------
                                                              21,528,974
SEMICONDUCTORS - 3.49%
Agere Systems, Inc., Class A * (a)            339,303            475,024
Agere Systems, Inc., Class B *                105,613            158,420
Applied Materials, Inc. *                     123,100          2,341,362
Broadcom Corp., Class A * (a)                  98,000          1,718,920
Micron Technology, Inc. *                     149,100          3,014,802
Texas Instruments, Inc. *                     108,000          2,559,600
Xilinx, Inc. *                                 87,100          1,953,653
                                                           --------------
                                                              12,221,781
SOFTWARE - 5.88%
BEA Systems, Inc. *                           230,300          2,190,153
Microsoft Corp. *                             143,400          7,843,980
Oracle Corp. *                                386,800          3,662,996
Siebel Systems, Inc. *                        243,100          3,456,882
VERITAS Software Corp. *                      174,400          3,451,376
                                                           --------------
                                                              20,605,387

TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 1.41%
Lucent Technologies, Inc. *                   399,200            662,672
QUALCOMM, Inc. *                              156,100          4,291,189
                                                           --------------
                                                               4,953,861
TELEPHONE - 1.35%
Alltel Corp. *                                100,600          4,728,200
                                                           --------------

TOBACCO - 1.60%
Philip Morris Companies, Inc. *               128,300          5,604,144
                                                           --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.86%
NIKE, Inc., Class B *                          56,400          3,025,860

TRANSPORTATION - 1.34%
Harley-Davidson, Inc.                          91,300          4,680,951
                                                           --------------

TOTAL COMMON STOCK
(Cost: $396,877,020)                                        $335,051,344
                                                           --------------

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                             ------             -----
SHORT TERM INVESTMENTS - 1.74%
Navigator Securities Lending
  Trust, 1.95%                             $6,117,387         $6,117,387
                                                           --------------

REPURCHASE AGREEMENTS - 2.69%
Repurchase Agreement with
  State Street Corp., dated
  06/28/2002 at 1.80%, to be
  repurchased at $9,424,413
  on 07/01/2002,
  collateralized by
  $9,650,000 U.S. Treasury
  Bills, 1.57% due 09/19/2002
  (valued at $9,613,813
  including interest)                      $9,423,000         $9,423,000
                                                           --------------

TOTAL INVESTMENTS (QUANTITATIVE
EQUITY TRUST) (Cost: $412,417,407)                           $350,591,731
                                                           ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

BLUE CHIP GROWTH TRUST

                                            SHARES             VALUE
                                            ------              -----
COMMON STOCK - 96.58%
ADVERTISING - 0.72%
Omnicom Group, Inc. *                         218,500        $10,007,300
                                                           --------------

AEROSPACE - 0.30%
General Dynamics Corp.                         18,200          1,935,570
Honeywell International, Inc. *                61,200          2,156,076
                                                           --------------
                                                               4,091,646
BANKING - 9.26%
Bank of America Corp. *                       292,600         20,587,336
Bank of New York, Inc.                        286,900          9,682,875
Citigroup, Inc.                             1,362,196         52,785,095
Fifth Third Bancorp *                         193,400         12,890,110
Northern Trust Corp. *                        114,100          5,027,246
US  Bancorp                                   559,700         13,068,995
Wells Fargo & Company                         288,400         14,437,304
                                                           --------------
                                                             128,478,961
BIOTECHNOLOGY - 1.14%
Amgen, Inc. *                                 177,600          7,437,888
Genentech, Inc. *                               2,400             80,400
IDEC Pharmaceuticals Corp. * (a)               53,500          1,896,575
MedImmune, Inc. *                             243,900          6,438,960
                                                           --------------
                                                              15,853,823

BROADCASTING - 1.30%
Clear Channel Communications, Inc. *          455,500         14,585,110
EchoStar Communications
  Corp., Class A * (a)                        121,100          2,247,616
Univision Communications,
  Inc., Class A * (a)                          38,800          1,218,320
                                                           --------------
                                                              18,051,046
BUSINESS SERVICES - 5.73%
Accenture, Ltd., Class A * (a)                121,300          2,304,700
Affiliated Computer Services,
  Inc., Class A *,                            317,700         15,084,396
Automatic Data Processing,
  Inc. *                                      214,500          9,341,475
Cendant Corp. *                               511,600          8,124,208
DST Systems, Inc. *                            12,200            557,662
First Data Corp.                              925,200         34,417,440
Paychex, Inc. *                                24,400            763,476
Tyco International, Ltd. *                    661,196          8,932,758
                                                           --------------
                                                              79,526,115
CABLE AND TELEVISION - 2.97%
Comcast Corp., Class A, Non
  Voting Stock *                              450,000         10,728,000
Viacom, Inc., Class B *                       686,684         30,468,169
                                                           --------------
                                                              41,196,169
CELLULAR COMMUNICATIONS - 1.12%
Vodafone Group PLC, ADR (a)                 1,136,650         15,515,272
                                                           --------------

CHEMICALS - 0.05%
Waters Corp. *                                 24,300            648,810
                                                           --------------

COMPUTERS & BUSINESS EQUIPMENT - 3.70%
Brocade Communications Systems, Inc. *         73,500          1,284,780
Cisco Systems, Inc. *                       1,395,700         19,470,015
Dell Computer Corp. *                         434,400         11,355,216
IBM Corp.                                      48,500          3,492,000
Intel Corp. *                                 463,200          8,462,664
Lexmark International Group,
  Inc., Class A *                             133,500          7,262,400
                                                           --------------
                                                              51,327,075

COSMETICS & TOILETRIES - 0.63%
Colgate-Palmolive Company *                   121,800         $6,096,090
The Procter & Gamble Company *                 29,500          2,634,350
                                                           --------------
                                                               8,730,440

DRUGS & HEALTH CARE - 0.89%
Biovail Corp. * (a)                           139,800          4,048,608
Cardinal Health, Inc. *                       134,400          8,253,504
                                                           --------------
                                                              12,302,112

EDUCATIONAL SERVICES - 0.76%
Apollo Group, Inc., Class A *                 266,900         10,521,198
                                                           --------------

ELECTRICAL EQUIPMENT - 2.57%
General Electric Company *                  1,103,200         32,047,960
Samsung Electronics Company                    13,400          3,664,672
                                                           --------------
                                                              35,712,632
ELECTRONICS - 0.78%
Analog Devices, Inc. *                        293,600          8,719,920
Celestica, Inc. *                              90,800          2,062,068
                                                           --------------
                                                              10,781,988
FINANCIAL SERVICES - 12.39%
American Express Company *,                    72,500          2,633,200
Capital One Financial Corp.                   120,500          7,356,525
Charles Schwab Corp.                          315,000          3,528,000
Concord EFS, Inc. *                           694,000         20,917,160
Federal Home Loan Mortgage Corp.              717,600         43,917,120
Federal National Mortgage Association         279,500         20,613,125
Franklin Resources, Inc. *                    149,400          6,370,416
John Hancock Financial Services, Inc. *        24,400            858,880
Mellon Financial Corp. *                      502,000         15,777,860
Merrill Lynch & Company, Inc. *               208,800          8,456,400
Morgan Stanley Dean Witter & Company *        280,900         12,101,172
SLM Corp. *                                    73,000          7,073,700
State Street Corp.                            322,900         14,433,630
The Goldman Sachs Group, Inc. *               106,200          7,789,770
                                                           --------------
                                                             171,826,958
FOOD & BEVERAGES - 2.67%
Anheuser-Busch Companies, Inc. *               28,000          1,400,000
PepsiCo, Inc.                                 315,570         15,210,474
The Coca-Cola Company                         364,700         20,423,200
The J.M. Smucker Company *                          7                239
                                                           --------------
                                                              37,033,913
GAS & PIPELINE UTILITIES - 0.01%
El Paso Corp.                                   9,800            201,978
                                                           --------------

HEALTHCARE PRODUCTS - 4.47%
Abbott Laboratories,                          358,100         13,482,465
Baxter International, Inc. *                  316,000         14,046,200
Guidant Corp. *                                80,800          2,442,584
Johnson & Johnson                             490,300         25,623,078
Medtronic, Inc.                               149,100          6,388,935
                                                           --------------
                                                              61,983,262
HEALTHCARE SERVICES - 7.02%
AmerisourceBergen Corp.                       171,100         13,003,600
HCA-The Healthcare Company *                  210,100          9,979,750
Laboratory Corp. of America
  Holdings * (a)                              179,800          8,207,870
UnitedHealth Group, Inc. *                    499,400         45,720,070
Wellpoint Health Networks, Inc.,
  Class A *                                   263,900         20,534,059
                                                           --------------
                                                              97,445,349
HOTELS & RESTAURANTS - 0.44%
Starbucks Corp. *                             244,300          6,070,855
                                                           --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                            SHARES            VALUE
                                            ------            -----
HOUSEHOLD PRODUCTS - 0.02%
Newell Rubbermaid, Inc. *                       6,100           $213,866
                                                           --------------

INSURANCE - 5.28%
ACE, Ltd.                                     155,900          4,926,440
American International Group, Inc.            416,727         28,433,283
Hartford Financial Services Group, Inc. *     156,400          9,301,108
Marsh & McLennan Companies, Inc. *            170,100         16,431,660
Progressive Corp.                             126,700          7,329,595
The Allstate Corp.                             24,400            902,312
XL Capital, Ltd., Class A                      70,400          5,962,880
                                                           --------------
                                                              73,287,278
LEISURE TIME - 1.74%
AOL Time Warner, Inc. *                     1,101,200         16,198,652
The Walt Disney Company *                      97,900          1,850,310
USA Interactive * (a)                         261,800          6,139,210
                                                           --------------
                                                              24,188,172
LIFE SCIENCES - 0.29%
Forest Laboratories, Inc. *                    56,500          4,000,200
                                                           --------------

MANUFACTURING - 1.53%
3M Company                                     16,900          2,078,700
Danaher Corp. *                               288,900         19,168,515
                                                           --------------
                                                              21,247,215
MEDICAL-HOSPITALS - 0.38%
Tenet Healthcare Corp. *                       73,000          5,223,150
                                                           --------------

PETROLEUM SERVICES - 4.02%
Baker Hughes, Inc. *                          355,100         11,821,279
BJ Services Company *                         231,900          7,856,772
ChevronTexaco Corp. *                         121,600         10,761,600
Exxon Mobil Corp. *                           353,466         14,463,829
Smith International, Inc. * (a)               126,500          8,626,035
Transocean Offshore, Inc. *                    73,100          2,277,065
                                                           --------------
                                                              55,806,580
PHARMACEUTICALS - 7.87%
Allergan, Inc. *                               72,800          4,859,400
Eli Lilly & Company *                          75,000          4,230,000
King Pharmaceuticals, Inc. *                   24,533            545,859
Merck & Company, Inc. *                         2,400            121,536
Pfizer, Inc. *                              1,578,700         55,254,500
Pharmacia Corp. *                             271,365         10,162,619
Schering-Plough Corp.                         121,900          2,998,740
Wyeth *                                       606,700         31,063,040
                                                           --------------
                                                             109,235,694
RETAIL GROCERY - 0.08%
Sysco Corp. *                                  39,000          1,061,580
                                                           --------------

RETAIL TRADE - 5.98%
Best Buy Company, Inc. *                      112,100          4,069,230
Kohl's Corp. *                                 77,600          5,438,208
Target Corp.                                  605,200         23,058,120
The Home Depot, Inc. *                        586,300         21,534,799
Wal-Mart Stores, Inc.                         404,600         22,257,046
Walgreen Company *                            169,800          6,559,374
                                                           --------------
                                                              82,916,777
SANITARY SERVICES - 0.05%
Waste Management, Inc. *                       24,400            635,620
                                                           --------------

SEMICONDUCTORS - 2.76%
Applied Materials, Inc. *                     356,200          6,774,924
KLA-Tencor Corp. * (a)                         58,800          2,586,612
Linear Technology Corp.                        38,800          1,219,484
Maxim Integrated Products, Inc. *             364,100         13,955,953


SEMICONDUCTORS - CONTINUED
QLogic Corp. *                                 67,600         $2,575,560
Texas Instruments, Inc. *                     401,600          9,517,920
Xilinx, Inc. *                                 73,100          1,639,633
                                                           --------------
                                                              38,270,086
SOFTWARE - 3.67%
Adobe Systems, Inc. *                          60,600          1,727,100
Electronic Arts, Inc. *                        24,300          1,605,015
Microsoft Corp. *                             804,000         43,978,800
Siebel Systems, Inc. *                         24,300            345,546
VERITAS Software Corp. *                      165,025          3,265,845
                                                           --------------
                                                              50,922,306
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 1.16%
AT&T Corp. *,                                  24,300            260,010
Motorola, Inc. *                              195,600          2,820,552
Nokia Corp., ADR                              317,900          4,603,192
QUALCOMM, Inc. *                              287,600          7,906,124
Verizon Communications, Inc. *                 12,200            489,830
                                                           --------------
                                                              16,079,708
TOBACCO - 1.30%
Philip Morris Companies, Inc. *               414,100         18,087,887
                                                           --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.35%
Mattel, Inc. *                                 61,200          1,290,096
NIKE, Inc., Class B *                          67,000          3,594,550
                                                           --------------
                                                               4,884,646
TRANSPORTATION - 0.49%
Harley-Davidson, Inc.                         133,900          6,865,053
                                                           --------------

TRUCKING & FREIGHT - 0.69%
United Parcel Service, Inc.,
  Class B *                                   155,700          9,614,475
                                                           --------------

TOTAL COMMON STOCK
(Cost: $1,494,193,419)                                    $1,339,847,195
                                                          --------------

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                             ------             -----
SHORT TERM INVESTMENTS - 3.01%
Navigator Securities Lending
  Trust, 1.95%                            $41,321,605        $41,321,605
T. Rowe Price Reserve
  Investment Fund                             415,652            415,653
                                                           --------------
                                                             $41,737,258
REPURCHASE AGREEMENTS - 0.41%
Repurchase Agreement with
  State Street Corp., dated
  06/28/2002 at 0.85% to be
  repurchased at $5,697,404
  on 07/01/2002,
  collateralized by
  $5,815,000 U.S. Treasury
  Bonds, 5.375% due
  02/15/2031 (valued at
  $5,814,442, including
  interest).                               $5,697,000         $5,697,000
                                                           --------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH
TRUST) (Cost: $1,541,627,676)                             $1,387,281,453
                                                          ===============


UTILITIES TRUST

                                             SHARES             VALUE
                                             ------             -----
COMMON STOCK - 64.81%
BROADCASTING - 1.43%
EchoStar Communications
  Corp., Class A * (a)                         12,180           $226,061

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                               SHARES           VALUE
                                               ------           -----
BROADCASTING - CONTINUED
Fox Entertainment Group,
  Inc., Class A * (a)                           6,780           $147,465
                                                           --------------
                                                                 373,526
BUSINESS SERVICES - 2.16%
Kinder Morgan Management LLC * (a)             18,556            565,958
                                                           --------------

CABLE AND TELEVISION - 4.21%
Charter Communications, Inc., Class
  A * (a)                                      52,440            213,955
Comcast Corp., Class A, Non
  Voting Stock * (a)                            7,200            171,648
Viacom, Inc., Class B *                        16,160            717,019
                                                           --------------
                                                               1,102,622
CELLULAR COMMUNICATIONS - 3.39%
AT&T Wireless Services, Inc. *                 53,920            315,432
Partner Communication
  Company, LTD., ADR *                         56,215            236,103
Sprint Corp. (PCS Group),
  Series 1 * (a)                                7,440             33,257
Vodafone Group PLC                            221,310            303,678
                                                           --------------
                                                                 888,470
DOMESTIC OIL - 0.72%
Anadarko Petroleum Corp. *                      3,820            188,326
                                                           --------------

ELECTRIC UTILITIES - 13.55%
Cinergy Corp. * (a)                             2,120             76,299
CMS Energy Corp. * (a)                          2,300             25,254
Constellation Energy Group, Inc.               10,160            298,094
Dominion Resources, Inc.                        1,800            119,160
DTE Energy Company * (a)                        1,400             62,496
Duke Energy Company                             4,990            155,189
Edison International *                         16,600            282,200
FirstEnergy Corp. *                            15,200            507,376
FPL Group, Inc.                                 2,400            143,976
Iberdrola SA                                   26,940            391,703
National Grid Group PLC                        52,840            375,421
PG&E Corp. *                                    9,640            172,460
Pinnacle West Capital Corp. *                   5,870            231,865
PPL Corp.                                      14,410            476,683
The AES Corp. *                                42,250            228,995
                                                           --------------
                                                               3,547,171
ELECTRONICS - 1.22%
General Motors Corp., Class H *                11,100            115,440
Mirant Corp. * (a)                             27,910            203,743
                                                           --------------
                                                                 319,183
ENERGY - 8.06%
Energen Corp. *                                   920             25,300
Energy East Corp. (a)                          19,310            436,406
Entergy Corp. *                                12,990            551,296
MDU Resources Group, Inc. * (a)                13,400            352,286
NRG Energy, Inc. *                              2,850             32,205
Sempra Energy                                  10,800            252,450
TXU Corp. * (a)                                 7,260            374,253
Xcel Energy, Inc. *                             5,060             84,856
                                                           --------------
                                                               2,109,052
GAS & PIPELINE UTILITIES - 13.95%
Atmos Energy Corp. * (a)                        3,530             82,743
Dynegy, Inc., Class A *                        37,910            272,952
El Paso Corp.                                  30,280            624,071
Equitable Resources, Inc.                      19,870            681,541
KeySpan Corp. * (a)                            21,170            797,051
Kinder Morgan, Inc. * (a)                      18,450            701,469
National Fuel Gas Company                         500             11,255
NiSource, Inc. *                                3,000             65,490
Questar Corp. *                                 8,230            203,281

GAS & PIPELINE UTILITIES - CONTINUED
Snam Rete Gas SPA                              60,270           $177,639
Williams Companies, Inc. * (a)                  5,700             34,143
                                                           --------------
                                                               3,651,635
INDUSTRIAL MACHINERY - 1.36%
Apache Corp.                                    6,190            355,801
                                                           --------------

INTERNATIONAL OIL - 0.14%
Encana Corp *                                   1,177             36,016
                                                           --------------

LEISURE TIME - 0.86%
AOL Time Warner, Inc. *                        10,810            159,015
The Walt Disney Company *                       3,500             66,150
                                                           --------------
                                                                 225,165
PETROLEUM SERVICES - 0.23%
Newfield Exploration Company *                  1,600             59,472
                                                           --------------

SANITARY SERVICES - 1.37%
Vivendi Environment                            11,600            357,334
                                                           --------------

TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 4.67%
AT&T Corp. *,                                  16,000            171,200
KT Corp., ADR (a)                              13,550            293,358
SK Telecom Company, Ltd., ADR                   1,200            268,828
Verizon Communications, Inc. *                 12,210            490,231
Winstar Communications, Inc. *                  3,270                  8
                                                           --------------
                                                               1,223,625
TELEPHONE - 6.46%
Alltel Corp. *                                    900             42,300
BCE, Inc.                                      18,680            325,406
BellSouth Corp.                                 9,690            305,235
KPN NV *                                       85,110            397,673
Telefonica SA, ADR *                           13,673            339,774
Telefonos de Mexico SA, ADR,
  Class L * (a)                                 8,730            280,058
                                                           --------------
                                                               1,690,446
TRANSPORTATION - 1.03%
Lattice Group PLC                             103,610            270,127
                                                           --------------

TOTAL COMMON STOCK
(Cost: $20,819,006)                                          $16,963,929
                                                             -----------

PREFERRED STOCK - 6.83%
CABLE AND TELEVISION - 0.39%
Cox Communications, Inc. *                      3,490            102,257
                                                           --------------

ELECTRIC UTILITIES - 3.48%
AES Trust III *                                 6,320            119,132
AES Trust VII * (a)                             4,080             91,800
Cinergy Corp.                                   4,730            276,469
FPL Group, Inc.                                 2,500            131,500
PPL Capital Funding Trust I * (a)              15,470            292,383
                                                           --------------
                                                                 911,284
ENERGY - 0.50%
TXU Corp.                                       2,430            131,730
                                                           --------------

FINANCIAL SERVICES - 0.29%
Equity Securities Trust I,
  Series CVC, Class A                           5,080             74,676
                                                           --------------

GAS & PIPELINE UTILITIES - 1.21%
El Paso CGP Company *                           7,790            112,955
KeySpan Corp.                                   2,420            126,324
Williams Companies, Inc. * (a)                  6,230             78,373
                                                           --------------
                                                                 317,652


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                SHARES          VALUE
                                                ------          -----
INTERNATIONAL OIL - 0.69%
Encana Corp.                                    5,880           $180,810
                                                           --------------

TELEPHONE - 0.27%
Alltel Corp. (a)                                1,450             70,383
                                                           --------------

TOTAL PREFERRED STOCK
(Cost: $2,187,267)                                            $1,788,792
                                                           --------------

WARRANTS - 0.01%
SANITARY SERVICES - 0.01%
Vivendi Environment,
  (Expiration date 03/08/06;
  strike price EUR 55.00)                       6,300              1,304
                                                           --------------

TOTAL WARRANTS
(Cost: $0)                                                        $1,304
                                                           --------------

                                            PRINCIPAL
                                             AMOUNT            VALUE
                                             ------            -----
U.S. TREASURY OBLIGATIONS - 9.84%
U.S. TREASURY NOTES - 9.84%
4.625% due 05/15/2006                      $1,685,000         $1,735,550
5.00% due 08/15/2011                          828,000            839,493
                                                           --------------
                                                               2,575,043
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $2,536,337)                                            $2,575,043
                                                           --------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.06%
GOVERNMENT OF MEXICO - 0.06%
11.50% due 05/15/2026                          12,000             15,132
                                                           --------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $15,180)                                                  $15,132
                                                           --------------

CORPORATE BONDS - 0.52%
ELECTRIC UTILITIES - 0.08%
Oncor Electric Delivery
  Company, 144A, 6.375% due 05/01/2012         19,000             19,522

FINANCIAL SERVICES - 0.32%
BBVA Bancomer Capital Trust
  I, 10.50% due 02/16/2011                    $25,000             26,625
General Electric Capital
  Corp., 6.00% due 06/15/2012                  27,000             27,093
GS Escrow Corp.,
  7.00% due 08/01/2003                         23,000             23,812
Pemex Project Funding Master
  Trust, 9.125% due 10/13/2010                  7,000              7,380
                                                           --------------
                                                                  84,910
HOTELS & RESTAURANTS - 0.06%
Yum! Brands, Inc.,
  7.70% due 07/01/2012                         16,000             15,840
                                                           --------------

INDUSTRIALS - 0.02% AT&T Corp.,
  6.50% due 03/15/2029                          9,000              5,863
                                                           --------------

LEISURE TIME - 0.04%
AOL Time Warner, Inc.,
  7.70% due 05/01/2032                         12,000             10,587
                                                           --------------

TOTAL CORPORATE BONDS
(Cost: $137,778)                                                $136,722
                                                           --------------

                                           PRINCIPAL
                                             AMOUNT            VALUE
                                             ------            -----
CONVERTIBLE BONDS - 1.32%
BROADCASTING - 1.32%
Charter Communications, Inc.,
  4.75% due 06/01/2006                        141,000            $65,847
EchoStar Communications
  Corp., 4.875% due 01/01/2007                363,000            279,074
                                                           --------------
                                                                 344,921
TOTAL CONVERTIBLE BONDS
(Cost: $435,879)                                                $344,921
                                                           --------------

SHORT TERM INVESTMENTS - 16.61%
Navigator Securities Lending
  Trust, 1.95%                             $3,994,375         $3,994,375
Federal National Mortgage
  Association Discount Notes,
  1.90% due 07/01/2002                        354,000            354,000
                                                           --------------
                                                              $4,348,375
TOTAL INVESTMENTS (UTILITIES TRUST)
(Cost: $30,479,822)                                          $26,174,218
                                                           ==============

REAL ESTATE SECURITIES TRUST

                                              SHARES            VALUE
                                              ------            -----
COMMON STOCK - 93.71%
HOTELS & RESTAURANTS - 1.29%
Starwood Hotels & Resorts Worldwide,
  Inc. *                                      129,500         $4,259,255
                                                           --------------

REAL ESTATE - 92.42%
AMB Property Corp., REIT                      294,400          9,126,400
Apartment Investment & Management
  Company, REIT,  Class A                     162,000          7,970,400
Archstone-Smith Trust, REIT *                 383,900         10,250,130
Arden Realty, Inc., REIT                      424,400         12,074,180
Avalon Bay Communities, Inc., REIT            370,600         17,307,020
Boston Properties, Inc., REIT                 533,600         21,317,320
Brookfield Properties Corp. *                 514,600         10,343,460
CarrAmerica Realty Corp., REIT                451,100         13,916,435
CBL & Associates Properties, Inc.,
  RIETS                                       207,200          8,391,600
Chelsea Property Group, Inc., REIT             94,800          3,171,060
Crescent Real Estate Equities
  Company, REIT *                             368,100          6,883,470
Developers Diversified Realty, REIT            96,200          2,164,500
Equity Office Properties Trust, REIT *        787,000         23,688,700
Equity Residential Properties Trust,
  REIT *                                      274,400          7,889,000
Essex Property Trust, REIT                     64,700          3,539,090
Federal Realty Investment Trust,
  REIT *                                       36,200          1,003,102
Felcor Lodging Trust, Inc., REIT              166,100          3,047,935
General Growth Properties, Inc.,
  REIT *                                      237,800         12,127,800
Health Care Property Investors,
  Inc., REIT                                  105,700          4,534,530
Host Marriott Corp., REIT *                   485,700          5,488,410
Kilroy Realty Corp., REIT                     216,400          5,788,700
Liberty Property Trust, REIT *                191,700          6,709,500
Mack-California Realty Corp., REIT *          209,600          7,367,440
Nationwide Health Properties, Inc.,
  REIT *                                      179,000          3,356,250
Post Properties, Inc., REIT *                  78,800          2,376,608
Prentiss Properties Trust, REIT               203,900          6,473,825
Prologis Trust, REIT *                        712,800         18,532,800
Reckson Associates Realty Corp.,
  REIT * (a)                                  374,400          9,322,560
Rouse Company, REIT                           349,100         11,520,300
Simon Property Group, Inc., REIT              359,500         13,243,980
SL Green Realty Corp., REIT *                 244,900          8,730,685
Taubman Centers, Inc., REIT *                 165,300          2,520,825

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                              SHARES           VALUE
                                              ------           -----
REAL ESTATE - CONTINUED
The Macerich Company, REIT *                    7,100           $220,100
The Mills Corp., REIT                         195,400          6,057,400
United Dominion Realty Trust, Inc.,
  REIT                                        105,600          1,663,200
Vornado Realty Trust, REIT *                  366,800         16,946,160
                                                           --------------
                                                             305,064,875
TOTAL COMMON STOCK
(Cost: $276,347,621)                                        $309,324,130
                                                            ------------

                                           PRINCIPAL
                                            AMOUNT             VALUE
                                            ------             -----
SHORT TERM INVESTMENT - 0.82%
Navigator Securities Lending
  Trust, 1.95%                             $2,692,300         $2,692,300
                                                           --------------

REPURCHASE AGREEMENTS - 5.47%
Repurchase Agreement with
  State Street Corp., dated
  06/28/2002 at 0.85%, to be
  repurchased at $18,067,280
  on 07/01/2002,
  collateralized by
  $15,190,000 U.S. Treasury
  Bonds, 7.50% due 11/15/2016
  (valued at $18,428,295
  including interest)                     $18,066,000        $18,066,000
                                                           --------------

TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST) (Cost:
$297,105,921)                                               $330,082,430
                                                           ==============

SMALL COMPANY VALUE TRUST

                                              SHARES            VALUE
                                              ------            -----
COMMON STOCK - 89.25%
AEROSPACE - 2.04%
EDO Corp. * (a)                               132,400         $3,773,400
Woodward Governor Company *                    81,100          4,794,632
                                                           --------------
                                                               8,568,032
APPAREL & TEXTILES - 2.48%
Culp, Inc. * (a)                              126,500          2,037,915
G & K Services, Class A *                     115,800          3,964,992
Unifi, Inc. *                                 405,300          4,417,770
                                                           --------------
                                                              10,420,677
AUTO PARTS - 1.42%
Modine Manufacturing Company                   78,700          1,934,446
TBC Corp. *                                   252,800          4,014,464
                                                           --------------
                                                               5,948,910
BANKING - 5.66%
Community First Bankshares, Inc.              223,900          5,841,551
East West Bancorp, Inc.                       135,100          4,663,652
Silicon Valley Bancshares *                   212,300          5,596,228
Texas Regional Bancshares, Inc.,
  Class A *                                   154,400          7,659,630
                                                           --------------
                                                              23,761,061
BROADCASTING - 2.09%
Paxson Communications Corp. *                 200,600          1,103,300
Saga Communications, Inc., Class A *          265,400          5,971,500
Sinclair Broadcast Group, Inc.,
  Class A *                                   119,500          1,725,461
                                                           --------------
                                                               8,800,261

BUSINESS SERVICES - 1.90%
Electro Rent Corp. *                          266,700          3,464,433
McGrath Rentcorp *                             58,100          1,505,952
MPS Group, Inc. *                             352,700          2,997,950
                                                           --------------
                                                               7,968,335

CHEMICALS - 2.95%
Airgas, Inc. *                                270,200         $4,674,460
Arch Chemicals, Inc. * (a)                    154,400          3,813,680
TETRA Technologies, Inc. *                    146,700          3,894,885
                                                           --------------
                                                              12,383,025
COMPUTERS & BUSINESS EQUIPMENT - 0.33%
Packeteer, Inc. *                             317,900          1,405,118
                                                           --------------

CONSTRUCTION MATERIALS - 2.51%
Ameron International Corp. *                   39,200          2,832,200
Florida Rock Industries, Inc.                  83,650          2,995,506
Insituform Technologies, Inc.,
  Class A * (a)                               223,300          4,729,494
                                                           --------------
                                                              10,557,200

CONSTRUCTION & MINING EQUIPMENT - 1.75%
Carbo Ceramics, Inc. *                         92,700          3,425,265
Layne Christensen Company *                    94,100            870,425
W H Energy Services, Inc. *                   137,200          3,040,352
                                                           --------------
                                                               7,336,042
DOMESTIC OIL - 2.73%
Forest Oil Corp. *                            127,200          3,616,296
XTO Energy, Inc. *                            382,200          7,873,320
                                                           --------------
                                                              11,489,616

DRUGS & HEALTH CARE - 2.85%
Bone Care International, Inc. * (a)           212,000          1,108,972
Diversa Corp. *                               203,500          2,024,825
Landauer, Inc. *                               70,500          2,737,515
Owens & Minor, Inc. (a)                       270,200          5,339,152
Sola International, Inc. *                     67,100            771,650
                                                           --------------
                                                              11,982,114

ELECTRICAL EQUIPMENT - 3.56%
C & D Technologies, Inc.                      139,500          2,513,790
Cable Design Technologies Corp. *             270,200          2,769,550
Littelfuse, Inc. *                            150,900          3,490,317
Methode Electronics, Inc.,
  Class A *                                   137,200          1,752,044
Thomas Industries, Inc. *                     154,400          4,446,720
                                                           --------------
                                                              14,972,421
ELECTRIC UTILITIES - 2.54%
Black Hills Corp.                             115,800          4,007,838
Cleco Corp.                                   173,700          3,804,030
Otter Tail Power Company                       90,100          2,839,952
                                                           --------------
                                                              10,651,820

ELECTRONICS - 2.63%
Analogic Corp. *                               88,800          4,366,296
Franklin Electric, Inc.                       100,400          4,725,828
Pixelworks, Inc. * (a)                        235,100          1,972,489
                                                           --------------
                                                              11,064,613
FINANCIAL SERVICES - 3.99%
Allied Capital Corp. (a)                      243,200          5,508,480
First Republic Bank * (a)                     185,300          5,095,750
Triad Guaranty, Inc. *                        141,300          6,150,789
                                                           --------------
                                                              16,755,019
FOOD & BEVERAGES - 0.96%
American Italian Pasta Company,
  Class A * (a)                                78,800          4,018,012
                                                           --------------

FURNITURE & FIXTURES - 0.86%
Stanley Furniture, Inc. *                     135,100          3,613,925
                                                           --------------

GAS & PIPELINE UTILITIES - 0.71%
Vectren Corp. *                               119,700          3,004,470
                                                           --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                               SHARES             VALUE
                                               ------             -----
HOTELS & RESTAURANTS - 3.41%
RARE Hospitality International, Inc. *         231,600          $6,234,672
Ruby Tuesday, Inc. * (a)                       416,900           8,087,860
                                                             --------------
                                                                14,322,532
INDUSTRIAL MACHINERY - 1.79%
AptarGroup, Inc. *                             139,000           4,274,250
IDEX Corp. *                                    96,500           3,232,750
                                                             --------------
                                                                 7,507,000

INSURANCE - 4.63%
Brown & Brown, Inc. *                          262,500           8,268,750
Markel Corp. *                                  19,350           3,811,950
Ohio Casualty Corp. * (a)                       99,600           2,081,640
Presidential Life Corp. *                       60,200           1,220,254
Proassurance Corp. *                           231,600           4,076,160
                                                             --------------
                                                                19,458,754
INTERNET SOFTWARE - 0.08%
Stellent, Inc. *                                77,900             350,550
                                                             --------------

INVESTMENT COMPANIES - 0.76%
American Capital Strategies, Ltd. *             75,500           2,073,985
Gladstone Capital Corp. (a)                     61,800           1,115,490
                                                             --------------
                                                                 3,189,475
LEISURE TIME - 1.15%
SCP Pool Corp. * (a)                           173,700           4,821,912
                                                             --------------

MANUFACTURING - 2.06%
Mathews International Corp.,
  Class A *                                    244,300           5,704,405
Nordson Corp. *                                119,430           2,945,144
                                                             --------------
                                                                 8,649,549
MINING - 1.85%
Gibraltor Steel Corp.                          160,100           3,552,619
Penn Virginia Corp. *                          108,100           4,213,738
                                                             --------------
                                                                 7,766,357
MOBILE HOMES - 0.91%
Skyline Corp. *                                115,800           3,821,400
                                                             --------------

MUTUAL FUNDS - 1.06%
First Financial Fund, Inc. * (a)               290,000           4,466,000
                                                             --------------

PAPER - 2.61%
Caseys General Stores, Inc. *                  270,200           3,253,208
Deltic Timber Corp. *                          115,800           3,992,784
Wausau-Mosinee Paper Corp. *                   308,800           3,721,040
                                                             --------------
                                                                10,967,032
PETROLEUM SERVICES - 1.46%
Atwood Oceanics, Inc. *                         75,300           2,823,750
Lone Star Technologies, Inc. * (a)              98,000           2,244,200
Newpark Resources, Inc. *                      146,800           1,078,980
                                                             --------------
                                                                 6,146,930
PHARMACEUTICALS - 0.60%
Guilford Pharmaceuticals, Inc. * (a)           333,100           2,511,574
                                                             --------------

REAL ESTATE - 7.87%
Aaron Rents, Inc., Class A *                     9,800             220,500
Aaron Rents, Inc., Class B *                   208,200           4,986,390
Bedford Property Investments, Inc. *           119,500           3,238,450
Glenborough Realty Trust, Inc. *               210,400           4,986,480
Innkeepers USA Trust, REIT                     238,200           2,281,956
JP Realty, Inc., REIT *                         45,000           1,199,250
Kilroy Realty Corp., REIT                      173,700           4,646,475
LaSalle Hotel Properties, REIT *               156,700           2,468,025
Sun Communities, Inc., REIT                    135,100           5,640,425

REAL ESTATE - CONTINUED
Washington REIT,  REIT                         117,600          $3,398,640
                                                             --------------
                                                                33,066,591

RETAIL TRADE - 6.37%
CSS Industries, Inc. *                          79,600           2,825,800
Fred's, Inc., Class A                          243,200           8,944,896
Hancock Fabrics, Inc.                          179,200           3,329,536
Haverty Furniture Companies, Inc. *            308,800           6,098,800
Stein Mart, Inc. *                             467,100           5,544,477
                                                             --------------
                                                                26,743,509

SANITARY SERVICES - 1.19%
Casella Waste Systems, Inc.,
  Class A *                                    315,800           3,792,758
Waste Connections, Inc. * (a)                   39,200           1,224,608
                                                             --------------
                                                                 5,017,366
SEMICONDUCTORS - 1.31%
ATMI, Inc. * (a)                               120,300           2,691,111
Mykrolis Corp. *                               239,000           2,822,590
                                                             --------------
                                                                 5,513,701
SOFTWARE - 1.85%
Netegrity, Inc. *                              240,000           1,478,400
Progress Software Corp. *                      219,000           3,232,221
SPSS, Inc. *                                   195,900           3,044,286
                                                             --------------
                                                                 7,754,907
STEEL - 0.68%
Carpenter Technology Corp. *                    99,500           2,866,595

TIRES & RUBBER - 0.65%
Myers Indiana, Inc.                            158,500           2,716,690
                                                             --------------

TRUCKING & FREIGHT - 3.00%
Hub Group, Inc., Class A *                      69,000             638,250
Landstar Systems, Inc. *                        69,500           7,426,074
Midwest Express Holdings,
  Inc. * (a)                                   107,500           1,419,000
UTI Worldwide, Inc. *                          158,800           3,139,476
                                                             --------------
                                                                12,622,800
TOTAL COMMON STOCK
(Cost: $355,021,287)                                          $374,981,895
                                                             --------------

                                             PRINCIPAL
                                               AMOUNT             VALUE
                                               ------             -----
SHORT TERM INVESTMENTS - 10.75%
Navigator Securities Lending
  Trust, 1.95%                             $44,850,518         $44,850,518
T. Rowe Price Reserve Investment Fund              245                 245
United States Treasury Bills,
  1.64% due 09/05/2002                         300,000             299,097
                                                             --------------
                                                               $45,149,860
TOTAL INVESTMENTS (SMALL COMPANY
VALUE TRUST) (Cost: $400,171,109)                             $420,131,755
                                                             ==============

MID CAP VALUE TRUST

                                               SHARES            VALUE
                                               ------            -----
COMMON STOCK - 90.07%
APPAREL & TEXTILES - 2.03%
Tommy Hilfiger Corp. * (a)                     298,900          $4,280,248
                                                             --------------

AUTO PARTS - 4.31%
Dana Corp. *                                   228,600           4,235,958
Genuine Parts Company                          138,700           4,836,469
                                                             --------------
                                                                 9,072,427

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                              SHARES              VALUE
                                              ------              -----
CHEMICALS - 8.31%
Crompton Corp. *                              368,600          $4,699,650
Eastman Chemical Company *                    110,600           5,187,140
IMC Global, Inc. *                            316,600           3,957,500
Solutia, Inc. *                               517,800           3,634,956
                                                            --------------
                                                               17,479,246
COMPUTERS & BUSINESS EQUIPMENT - 0.93%
Sybase, Inc. *                                185,900           1,961,245
                                                            --------------

CONTAINERS & GLASS - 4.19%
Ball Corp.                                     86,800           3,600,464
Pactiv Corp. *                                218,800           5,207,440
                                                            --------------
                                                                8,807,904

CRUDE PETROLEUM & NATURAL GAS - 2.01%
EOG Resources, Inc. *                         106,300           4,220,110
                                                            --------------

DOMESTIC OIL - 1.95%
Kerr-McGee Corp. *                             76,800           4,112,640
                                                            --------------

DRUGS & HEALTH CARE - 5.37%
Becton Dickinson & Company                     53,100           1,829,295
Caremark Rx, Inc. * (a)                       230,900           3,809,850
Health Net, Inc. *                            141,800           3,795,986
Trigon Healthcare, Inc. *                      18,400           1,850,672
                                                            --------------
                                                               11,285,803
ELECTRICAL EQUIPMENT - 2.23%
Hubbell, Inc., Class B *                      137,400           4,692,210
                                                            --------------

ELECTRIC UTILITIES - 7.08%
Ameren Corp. *                                 88,400           3,802,084
CMS Energy Corp. * (a)                        311,000           3,414,780
Northeast Utilities                           216,200           4,066,722
TECO Energy, Inc. (a)                         145,900           3,611,025
                                                            --------------
                                                               14,894,611
FOOD & BEVERAGES - 1.69%
Archer-Daniels-Midland Company *              278,300           3,559,457
                                                            --------------

FURNITURE & FIXTURES - 1.38%
Leggett & Platt, Inc. *                       123,900           2,899,260
                                                            --------------

GAS & PIPELINE UTILITIES - 1.46%
Southwest Gas Corp. *                         124,400           3,078,900
                                                            --------------

HEALTHCARE PRODUCTS - 4.86%
Boston Scientific Corp. *                     169,800           4,978,536
Mylan Laboratories, Inc. *                    167,300           5,244,855
                                                            --------------
                                                               10,223,391
HOTELS & RESTAURANTS - 3.43%
CBRL Group, Inc. * (a)                        130,300           3,976,756
Park Place Entertainment Corp. *              315,000           3,228,750
                                                            --------------
                                                                7,205,506
HOUSEHOLD PRODUCTS - 1.99%
Newell Rubbermaid, Inc. *                     119,400           4,186,164
                                                            --------------

INDUSTRIAL MACHINERY - 1.79%
CNH Global NV                                 487,700           1,965,431
W.W. Grainger, Inc.                            35,900           1,798,590
                                                            --------------
                                                                3,764,021
INSURANCE - 8.40%
Everest Re Group, Ltd.                         67,500           3,776,625
PartnerRe, Ltd.                                79,700           3,901,315
SAFECO Corp. *                                129,300           3,994,077
Transatlantic Holdings, Inc.                   13,800           1,104,000

INSURANCE - CONTINUED
XL Capital, Ltd., Class A                      57,700          $4,887,190
                                                            --------------
                                                               17,663,207
MANUFACTURING - 2.36%
Snap-On, Inc. *                               167,400           4,970,106
                                                            --------------

METAL & METAL PRODUCTS - 1.79%
Timken Company *                              168,400           3,760,372
                                                            --------------

MINING - 1.97%
Potash Corporation of Saskatchewan,
  Inc. * (a)                                   62,000           4,135,400
                                                            --------------

OFFICE FURNISHINGS & SUPPLIES - 1.41%
Office Depot, Inc. *                          176,800           2,970,240
                                                            --------------

PAPER - 3.32%
Georgia-Pacific Corp. *                       193,500           4,756,230
MeadWestvaco Corp.                             66,400           2,228,384
                                                            --------------
                                                                6,984,614

PETROLEUM SERVICES - 3.44%
Halliburton Company *                         307,100           4,895,174
Pride International, Inc. *                   148,900           2,331,774
                                                            --------------
                                                                7,226,948
REAL ESTATE - 2.49%
Healthcare Realty Trust                       163,700          $5,238,400
                                                            --------------

RETAIL GROCERY - 0.90%
Albertsons, Inc. *                             62,000           1,888,520
                                                            --------------


RETAIL TRADE - 8.09%
Big Lots, Inc. *                              212,560           4,183,181
Foot Locker, Inc. *                           311,300           4,498,285
J. C. Penney, Inc. *                          194,800           4,289,496
May Department Stores, Inc.                    60,500           1,992,265
Payless ShoeSource, Inc. *                     35,500           2,046,575
                                                            --------------
                                                               17,009,802
TIRES & RUBBER - 0.89%
Goodyear Tire &  Rubber Company *             100,500           1,880,355
                                                            --------------

TOTAL COMMON STOCK
(Cost: $189,059,147)                                         $189,451,107
                                                             ------------

                                           PRINCIPAL
                                             AMOUNT              VALUE
                                             ------              -----
SHORT TERM INVESTMENTS - 4.69%
Navigator Securities Lending
  Trust, 1.95%                             $9,877,896          $9,877,896
                                                            --------------

REPURCHASE AGREEMENTS - 5.24%
Repurchase Agreement with
  State Street Corp., dated
  06/28/2002 at 0.85% to be
  repurchased at $11,017,780
  on 07/01/2002,
  collateralized by
  $8,725,000 U.S. Treasury
  Bonds, 7.875% due
  02/15/2021 (valued at
  $11,239,117, including
  interest).                              $11,017,000         $11,017,000
                                                            --------------

TOTAL INVESTMENTS (MID CAP VALUE
TRUST) (Cost: $209,954,043)                                  $210,346,003
                                                            ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

VALUE TRUST

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
COMMON STOCK - 98.69%
AEROSPACE - 1.46%
Honeywell International, Inc. *                                                                      108,300        $    3,815,409
Textron, Inc.                                                                                         31,100             1,458,590
                                                                                                                    --------------
                                                                                                                         5,273,999
AIR TRAVEL - 0.49%
Delta Air Lines, Inc. *                                                                               88,600             1,772,000
                                                                                                                    --------------
APPAREL & TEXTILES - 3.10%
Liz Claiborne, Inc.                                                                                  188,900             6,007,020
V.F. Corp. *                                                                                         131,900             5,171,799
                                                                                                                    --------------
                                                                                                                        11,178,819
AUTO PARTS - 2.13%
Eaton Corp. *                                                                                         71,300             5,187,075
TRW, Inc. *                                                                                           44,100             2,512,818
                                                                                                                    --------------
                                                                                                                         7,699,893
AUTOMOBILES - 0.73%
Ford Motor Company                                                                                   164,824             2,637,184
                                                                                                                    --------------

BANKING - 5.83%
Bank of America Corp. *                                                                               52,600             3,700,936
Citigroup, Inc.                                                                                      126,835             4,914,856
FleetBoston Financial Corp. *                                                                         28,151               910,685
Wachovia Corp. *                                                                                     244,520             9,335,774
Wells Fargo & Company                                                                                 43,300             2,167,598
                                                                                                                    --------------
                                                                                                                        21,029,849
BUILDING MATERIALS & CONSTRUCTION - 1.11%
Masco Corp. *                                                                                        147,600             4,001,436
                                                                                                                    --------------

BUSINESS SERVICES - 6.85%
AMR Corp. *                                                                                           54,700               922,242
Computer Sciences Corp. *                                                                            147,500             7,050,500
Electronic Data Systems Corp. *                                                                       98,300             3,651,845
First Data Corp.                                                                                      84,600             3,147,120
Tyco International, Ltd. *                                                                           737,900             9,969,029
                                                                                                                    --------------
                                                                                                                        24,740,736
CHEMICALS - 7.17%
Air Products & Chemicals, Inc.,                                                                      112,300             5,667,781
Dow Chemical Company *                                                                                49,100             1,688,058
Engelhard Corp. *                                                                                    182,600             5,171,232
IMC Global, Inc. *                                                                                   158,200             1,977,500
Lubrizol Corp. *                                                                                     169,800             5,688,300
Rohm & Haas Company *                                                                                140,900             5,705,041
                                                                                                                    --------------
                                                                                                                        25,897,912
COMPUTERS & BUSINESS EQUIPMENT - 3.42%
Hewlett-Packard Company *                                                                            216,900             3,314,232
Lexmark International Group, Inc., Class A *                                                         116,300             6,326,720
Quantum Corp. *                                                                                      639,800             2,687,160
                                                                                                                    --------------
                                                                                                                        12,328,112
CONSTRUCTION & MINING EQUIPMENT - 0.71%
Caterpillar, Inc. *                                                                                   52,600             2,574,770
                                                                                                                    --------------

CRUDE PETROLEUM & NATURAL GAS - 0.84%
Occidental Petroleum Corp. *                                                                         100,700             3,019,993
                                                                                                                    --------------

DOMESTIC OIL - 2.76%
Amerada Hess Corp. *                                                                                  31,700             2,615,250
Conoco, Inc. *                                                                                        81,300             2,260,140
Kerr-McGee Corp. *                                                                                    27,900             1,494,045
Marathon Oil Corp. *                                                                                 132,400             3,590,688
                                                                                                                    --------------
                                                                                                                         9,960,123
DRUGS & HEALTH CARE - 5.73%
Beckman Coulter, Inc. * (a)                                                                           93,500             4,665,650
Health Net, Inc. *                                                                                   598,540            16,022,916
                                                                                                                    --------------
                                                                                                                        20,688,566
ELECTRICAL EQUIPMENT - 0.90%
Cooper Industries, Ltd., Class A *                                                                    82,800        $    3,254,040
                                                                                                                    --------------

ELECTRIC UTILITIES - 1.88%
Dominion Resources, Inc.                                                                              14,700               973,140
Duke Energy Company                                                                                  103,878             3,230,606
Reliant Energy, Inc. *                                                                               152,600             2,578,940
                                                                                                                    --------------
                                                                                                                         6,782,686
ELECTRONICS - 2.03%
Arrow Electronics, Inc. *                                                                            171,700             3,562,775
Avnet, Inc. *                                                                                        170,700             3,753,693
                                                                                                                    --------------
                                                                                                                         7,316,468
FINANCIAL SERVICES - 5.89%
Federal Home Loan Mortgage Corp.                                                                      31,000             1,897,200
Federal National Mortgage Association                                                                 25,800             1,902,750
J.P. Morgan Chase & Company *                                                                        238,000             8,072,960
Lehman Brothers Holdings, Inc.                                                                        27,000             1,688,040
Washington Mutual, Inc.                                                                              207,150             7,687,336
                                                                                                                    --------------
                                                                                                                        21,248,286
FOREST PRODUCTS - 1.13%
Weyerhaeuser Company *                                                                                64,100             4,092,785
                                                                                                                    --------------

GAS & PIPELINE UTILITIES - 1.25%
El Paso Corp.                                                                                        165,300             3,406,833
NiSource, Inc. *                                                                                      50,700             1,106,781
                                                                                                                    --------------
                                                                                                                         4,513,614
HEALTHCARE PRODUCTS - 1.21%
Guidant Corp. *                                                                                      144,400             4,365,212
                                                                                                                    --------------

HEALTHCARE SERVICES - 4.05%
HEALTHSOUTH Corp. *                                                                                1,143,500            14,625,365
                                                                                                                    --------------

HOTELS & RESTAURANTS - 1.51%
Yum! Brands, Inc. *                                                                                  186,200             5,446,350
                                                                                                                    --------------

HOUSEHOLD APPLIANCES - 4.15%
Black & Decker Corp. *                                                                                41,800             2,014,760
Maytag Corp. *                                                                                        86,500             3,689,225
The Stanley Works *                                                                                   55,100             2,259,651
Whirlpool Corp. *                                                                                    107,400             7,019,664
                                                                                                                    --------------
                                                                                                                        14,983,300
HOUSEHOLD PRODUCTS - 1.66%
Fortune Brands, Inc. *                                                                               107,200             6,003,200
                                                                                                                    --------------

INDUSTRIAL MACHINERY - 5.50%
Cummins, Inc. * (a)                                                                                  120,500             3,988,550
Dover Corp. *                                                                                         43,200             1,512,000
Ingersoll-Rand Company, Inc., Class A *                                                               52,400             2,392,584
Parker-Hannifin Corp. *                                                                              199,650             9,541,273
Tecumseh Products Company, Class A *                                                                  45,900             2,436,372
                                                                                                                    --------------
                                                                                                                        19,870,779
INSURANCE - 8.09%
ACE, Ltd.                                                                                            113,300             3,580,280
Everest Re Group, Ltd.                                                                                55,100             3,082,845
Hartford Financial Services Group, Inc. *                                                             88,400             5,257,148
MGIC Investment Corp. *                                                                               24,800             1,681,440
St. Paul Companies, Inc.                                                                             156,700             6,098,764
The Allstate Corp.                                                                                   128,500             4,751,930
Travelers Property Casualty Corp., Class A *                                                          73,100             1,293,870
UNUMProvident Corp. *                                                                                136,300             3,468,835
                                                                                                                    --------------
                                                                                                                        29,215,112

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
METAL & METAL PRODUCTS - 0.31%
Companhia Vale Do Rio Doce, ADR * (a)                                                                 40,000        $    1,106,800
                                                                                                                    --------------

PAPER - 1.33%
International Paper Company *                                                                        110,100             4,798,158
                                                                                                                    --------------

PETROLEUM SERVICES - 2.90%
BP PLC, ADR                                                                                           81,300             4,104,837
ChevronTexaco Corp. *                                                                                 71,766             6,351,291
                                                                                                                    --------------
                                                                                                                        10,456,128
PHARMACEUTICALS - 3.02%
Bristol-Myers Squibb Company *                                                                       166,800             4,286,760
Merck & Company, Inc. *                                                                              130,800             6,623,712
                                                                                                                    --------------
                                                                                                                        10,910,472
RAILROADS & EQUIPMENT - 0.45%
Burlington Northern Santa Fe Corp. *                                                                  54,300             1,629,000
                                                                                                                    --------------

RETAIL GROCERY - 1.26%
Albertsons, Inc. *                                                                                    65,500             1,995,130
The Kroger Company *                                                                                 128,100             2,549,190
                                                                                                                    --------------
                                                                                                                         4,544,320
SANITARY SERVICES - 0.85%
Waste Management, Inc. *                                                                             117,500             3,060,875
                                                                                                                    --------------

SEMICONDUCTORS - 0.31%
Axcelis Technologies, Inc. *                                                                          99,036             1,119,107
                                                                                                                    --------------

SOFTWARE - 0.60%
Computer Associates International, Inc. *                                                            136,300             2,165,807
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.21%
Amdocs, Ltd. * (a)                                                                                   357,200             2,696,860
AT&T Corp. *,                                                                                        299,600             3,205,720
Scientific-Atlanta, Inc. *                                                                           131,000             2,154,950
Verizon Communications, Inc. *                                                                        88,302             3,545,325
                                                                                                                    --------------
                                                                                                                        11,602,855
TELEPHONE - 1.01%
SBC Communications, Inc.                                                                             119,800             3,653,900
                                                                                                                    --------------

TRUCKING & FREIGHT - 1.86%
CNF Transportation, Inc. *                                                                            79,000             3,000,420
Navistar International Corp. *                                                                       115,800             3,705,600
                                                                                                                    --------------
                                                                                                                         6,706,020

TOTAL COMMON STOCK
(Cost: $376,190,315)                                                                                                $  356,274,031
                                                                                                                    --------------


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                                    ------                -----
SHORT TERM INVESTMENTS - 1.23%
Navigator Securities Lending Trust, 1.95%                                                     $    4,431,898        $    4,431,898
                                                                                                                    --------------


REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State Street Corp., dated
    06/28/2002 at 0.85%, to be repurchased at $301,021 on
    07/01/02, collateralized by $240,000 U.S. Treasury Bonds,
    7.875% due 02/15/2021 (valued at $309,156, including
    interest)                                                                                 $      301,000        $      301,000
                                                                                                                    --------------

TOTAL INVESTMENTS (VALUE TRUST) (Cost: $380,923,213)
                                                                                                                    $  361,006,929
                                                                                                                    ==============


EQUITY INDEX TRUST

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
COMMON STOCK - 97.15%
ADVERTISING - 0.22%
Omnicom Group, Inc. *                                                                                  1,818        $       83,264
The Interpublic Group of Companies, Inc. *                                                             3,692                91,414
TMP Worldwide, Inc. * (a)                                                                              1,081                23,242
                                                                                                                    --------------
                                                                                                                           197,920
AEROSPACE - 2.08%
B.F. Goodrich Company                                                                                    991                27,074
Boeing Company *                                                                                       8,184               368,280
General Dynamics Corp.                                                                                 1,973               209,829
Honeywell International, Inc. *                                                                        7,960               280,431
Lockheed Martin Corp. *                                                                                4,307               299,336
Northrop Grumman Corp. *                                                                               1,080               135,000
Raytheon Company *                                                                                     3,820               155,665
Rockwell Collins, Inc. *                                                                               1,848                50,672
Textron, Inc.                                                                                          1,380                64,722
United Technologies Corp.                                                                              4,587               311,457
                                                                                                                    --------------
                                                                                                                         1,902,466
AIR TRAVEL - 0.16%
Delta Air Lines, Inc. *                                                                                1,184                23,680
Southwest Airlines Company *                                                                           7,488               121,006
                                                                                                                    --------------
                                                                                                                           144,686
ALUMINUM - 0.13%
Alcan Aluminum, Ltd.                                                                                   3,144               117,963
                                                                                                                    --------------

APPAREL & TEXTILES - 0.24%
Cintas Corp.                                                                                           1,645                81,312
Jones Apparel Group, Inc. *                                                                            1,232                46,200
Liz Claiborne, Inc.                                                                                    1,060                33,708
Reebok International, Ltd. *                                                                             575                16,963
V.F. Corp. *                                                                                           1,108                43,445
                                                                                                                    --------------
                                                                                                                           221,628
AUTO PARTS - 0.41%
AutoZone, Inc. *                                                                                       1,056                81,629
Dana Corp. *                                                                                           1,433                26,553
Delphi Automotive Systems Corp. *                                                                      5,431                71,689
Eaton Corp. *                                                                                            681                49,543
Genuine Parts Company                                                                                  1,677                58,477
TRW, Inc. *                                                                                            1,255                71,510
Visteon Corp. *                                                                                        1,280                18,176
                                                                                                                    --------------
                                                                                                                           377,577
AUTOMOBILES - 0.68%
Ford Motor Company                                                                                    17,727               283,632
General Motors Corp. *                                                                                 5,435               290,501
PACCAR, Inc. *                                                                                         1,122                49,805
                                                                                                                    --------------
                                                                                                                           623,938
BANKING - 8.51%
AmSouth BanCorp *                                                                                      3,574                79,986
Bank of America Corp. *                                                                               15,386             1,082,559
Bank of New York, Inc.                                                                                 7,221               243,709
Bank One Corp. *                                                                                      11,402               438,749
BB&T Corp.                                                                                             4,432               171,075
Citigroup, Inc.                                                                                       50,318             1,949,822
Comerica, Inc.                                                                                         1,742               106,959
Fifth Third Bancorp *                                                                                  5,651               376,639
First Tennessee National Corp. *                                                                       1,251                47,913
FleetBoston Financial Corp. *                                                                         10,217               330,520
Golden West Financial Corp. *                                                                          1,532               105,371
Huntington Bancshares, Inc. *                                                                          2,428                47,152
KeyCorp *                                                                                              4,136               112,913
Marshall & Ilsley Corp.                                                                                1,980                61,241
National City Corp. *                                                                                  5,902               196,242
Northern Trust Corp. *                                                                                 2,186                96,315

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
BANKING - CONTINUED
PNC Bank Corp. *                                                                                       2,775        $      145,077
Southtrust Corp.                                                                                       3,356                87,659
SunTrust Banks, Inc.                                                                                   2,825               191,309
Union Planters Corp.                                                                                   2,019                65,355
US  Bancorp                                                                                           19,080               445,518
Wachovia Corp. *                                                                                      13,308               508,099
Wells Fargo & Company                                                                                 16,576               829,795
Zions BanCorp *                                                                                          898                46,786
                                                                                                                    --------------
                                                                                                                         7,766,763

BIOTECHNOLOGY - 0.90%
Amgen, Inc. *                                                                                         10,225               428,223
Applera Corp. - Applied Biosystems Group *                                                             2,088                40,695
Biogen, Inc. *                                                                                         1,447                59,949
Chiron Corp. *                                                                                         1,830                64,691
Genzyme Corp. *                                                                                        2,075                39,923
Immunex Corp. *                                                                                        5,327               119,005
MedImmune, Inc. *                                                                                      2,441                64,442
                                                                                                                    --------------
                                                                                                                           816,928
BROADCASTING - 0.28%
Clear Channel Communications, Inc. *                                                                   5,848               187,253
Univision Communications, Inc., Class A *                                                              2,078                65,249
                                                                                                                    --------------
                                                                                                                           252,502
BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc. *                                                                      639                47,989
Masco Corp. *                                                                                          4,456               120,802
                                                                                                                    --------------
                                                                                                                           168,791
BUSINESS SERVICES - 1.97%
AMR Corp. *                                                                                            1,559                26,285
Automatic Data Processing, Inc. *                                                                      6,031               262,650
Cendant Corp. *                                                                                        9,602               152,480
Computer Sciences Corp. *                                                                              1,682                80,399
Convergys Corp. *                                                                                      1,703                33,174
Deluxe Corp. *                                                                                           654                25,434
Electronic Data Systems Corp. *                                                                        4,637               172,264
First Data Corp.                                                                                       7,464               277,661
Fiserv, Inc. *                                                                                         1,832                67,253
Fluor Corp. *                                                                                            787                30,654
H & R Block, Inc.                                                                                      1,786                82,424
ITT Industries, Inc. *                                                                                   857                60,504
NCR Corp. *                                                                                              938                32,455
Paychex, Inc. *                                                                                        3,668               114,772
PerkinElmer, Inc.                                                                                      1,206                13,326
R.R. Donnelley & Sons Company *                                                                        1,123                30,939
Robert Half International, Inc. *                                                                      1,720                40,076
Sapient Corp. *                                                                                        1,146                 1,215
Tyco International, Ltd. *                                                                            19,514               263,634
Unisys Corp. *                                                                                         3,053                27,477
                                                                                                                    --------------
                                                                                                                         1,795,076
CABLE AND TELEVEISON- 1.08%
Comcast Corp., Class A, Non Voting Stock *                                                             9,241               220,305
Viacom, Inc., Class B *                                                                               17,340               769,376
                                                                                                                    --------------
                                                                                                                           989,681
CELLULAR COMMUNICATIONS - 0.24%
AT&T Wireless Services, Inc. *                                                                        26,378               154,311
Nextel Communications, Inc., Class A *                                                                 7,804                25,051
Sprint Corp. (PCS Group), Series 1 * (a)                                                               9,641                43,095
                                                                                                                    --------------
                                                                                                                           222,457
CHEMICALS - 1.46%
Air Products & Chemicals, Inc.                                                                         2,205               111,286
Ashland, Inc. *                                                                                          665                26,932
Dow Chemical Company *                                                                                 8,823               303,335
E.I. Du Pont De Nemours & Company *                                                                   10,028               445,243
Eastman Chemical Company *                                                                               750                35,175
Engelhard Corp. *                                                                                      1,255        $       35,542
Great Lakes Chemical Corp. *                                                                             488                12,927
Hercules, Inc. *                                                                                       1,058                12,273
PPG Industries, Inc. *                                                                                 1,651               102,197
Praxair, Inc.                                                                                          1,576                89,785
Rohm & Haas Company *                                                                                  2,176                88,106
Sigma-Aldrich Corp. *                                                                                    721                36,158
Waters Corp. *                                                                                         1,267                33,829
                                                                                                                    --------------
                                                                                                                         1,332,788
COMMERCIAL SERVICES - 0.08%
Moody's Corp. *                                                                                        1,529                76,068
                                                                                                                    --------------

COMPUTERS & BUSINESS EQUIPMENT - 5.69%
Apple Computer, Inc. *                                                                                 3,438                60,921
Cisco Systems, Inc. *                                                                                 71,744             1,000,829
Dell Computer Corp. *                                                                                 25,510               666,831
EMC Corp. *                                                                                           21,707               163,888
Gateway, Inc. *                                                                                        3,142                13,950
Hewlett-Packard Company *                                                                             29,472               450,332
IBM Corp.                                                                                             16,850             1,213,200
Intel Corp. *                                                                                         65,648             1,199,389
Lexmark International Group, Inc., Class A *                                                           1,274                69,306
Network Appliance, Inc. *                                                                              3,240                40,306
Palm, Inc. *                                                                                           5,508                 9,694
Pitney Bowes, Inc.                                                                                     2,393                95,050
Sun Microsystems, Inc. *                                                                              31,706               158,847
Xerox Corp. * (a)                                                                                      7,049                49,132
                                                                                                                    --------------
                                                                                                                         5,191,675
CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                                                                               1,516                45,374
Vulcan Materials Company                                                                                 973                42,617
                                                                                                                    --------------
                                                                                                                            87,991
CONSTRUCTION & MINING EQUIPMENT - 0.18%
Caterpillar, Inc. *                                                                                    3,343               163,640

CONTAINERS & GLASS - 0.13%
Ball Corp.                                                                                               512                21,238
Bemis, Inc.                                                                                              519                24,652
Pactiv Corp. *                                                                                         1,519                36,152
Sealed Air Corp. * (a)                                                                                   807                32,498
                                                                                                                    --------------
                                                                                                                           114,540
COSMETICS & TOILETRIES - 2.46%
Alberto Culver Company, Class B (a)                                                                      533                25,477
Avon Products, Inc.                                                                                    2,315               120,936
Colgate-Palmolive Company *                                                                            5,395               270,020
International Flavors & Fragrances, Inc. *                                                               952                30,931
Kimberly-Clark Corp.                                                                                   5,135               318,370
The Gillette Company *                                                                                10,323               349,640
The Procter & Gamble Company *                                                                        12,671             1,131,520
                                                                                                                    --------------
                                                                                                                         2,246,894
CRUDE PETROLEUM & NATURAL GAS - 0.20%
EOG Resources, Inc. *                                                                                  1,130                44,861
Occidental Petroleum Corp. *                                                                           3,691               110,693
Sunoco, Inc. *                                                                                           773                27,542
                                                                                                                    --------------
                                                                                                                           183,096
DOMESTIC OIL - 0.96%
Amerada Hess Corp. *                                                                                     856                70,620
Anadarko Petroleum Corp. *                                                                             2,433               119,947
Conoco, Inc. *                                                                                         6,115               169,997
Devon Energy Corp. *                                                                                   1,502                74,019
Kerr-McGee Corp. *                                                                                       980                52,479
Marathon Oil Corp. *                                                                                   3,054                82,824
Phillips Petroleum Company *                                                                           3,715               218,739
Unocal Corp. *                                                                                         2,370                87,548
                                                                                                                    --------------
                                                                                                                           876,173

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
DRUGS & HEALTH CARE - 0.55%
Becton Dickinson & Company                                                                             2,530        $       87,158
Cardinal Health, Inc. *                                                                                4,410               270,818
Humana, Inc. *                                                                                         1,606                25,102
Quintiles Transnational Corp. *                                                                        1,210                15,113
Stryker Corp. *                                                                                        1,925               103,007
                                                                                                                    --------------
                                                                                                                           501,198
EDUCATIONAL SERVICES - 0.08%
Apollo Group, Inc., Class A *                                                                          1,741                68,630
                                                                                                                    --------------

ELECTRICAL EQUIPMENT - 3.61%
American Power Conversion Corp. *                                                                      1,897                23,959
Cooper Industries, Ltd., Class A *                                                                       911                35,802
Emerson Electric Company *                                                                             4,192               224,314
General Electric Company *                                                                            97,092             2,820,523
Johnson Controls, Inc. *                                                                                 865                70,593
Millipore Corp. *                                                                                        452                14,455
Molex, Inc.                                                                                            1,913                64,143
Power-One, Inc. *                                                                                        718                 4,466
Symbol Technologies, Inc. *                                                                            2,175                18,487
Tektronix, Inc. *                                                                                        938                17,550
                                                                                                                    --------------
                                                                                                                         3,294,292
ELECTRIC UTILITIES - 2.15%
Allegheny Energy, Inc. *                                                                               1,214                31,260
Ameren Corp. *                                                                                         1,338                57,547
American Electric Power, Inc. *                                                                        3,155               126,263
Cinergy Corp. *                                                                                        1,533                55,173
CMS Energy Corp. *                                                                                     1,306                14,340
Consolidated Edison, Inc.                                                                              2,073                86,548
Constellation Energy Group, Inc.                                                                       1,619                47,501
Dominion Resources, Inc.                                                                               2,581               170,862
DTE Energy Company *                                                                                   1,604                71,603
Duke Energy Company                                                                                    7,599               236,329
Edison International *                                                                                 3,180                54,060
Exelon Corp.                                                                                           3,159               165,216
FirstEnergy Corp. *                                                                                    2,929                97,770
FPL Group, Inc.                                                                                        1,735               104,083
PG&E Corp. *                                                                                           3,764                67,338
Pinnacle West Capital Corp. *                                                                            830                32,785
PPL Corp.                                                                                              1,412                46,709
Progress Energy, Inc. *                                                                                2,153               111,978
Public Service Enterprise Group, Inc. *                                                                2,037                88,202
Reliant Energy, Inc. *                                                                                 2,892                48,875
TECO Energy, Inc. (a)                                                                                  1,342                33,214
The AES Corp. *                                                                                        5,157                27,951
The Southern Company *                                                                                 6,765               185,361
                                                                                                                    --------------
                                                                                                                         1,960,968
ELECTRONICS - 0.45%
Agilent Technologies, Inc. *                                                                           4,505               106,543
Analog Devices, Inc. *                                                                                 3,539               105,108
Jabil Circuit, Inc. *                                                                                  1,889                39,877
Mirant Corp. *                                                                                         3,930                28,689
Rockwell International Corp. *                                                                         1,848                36,923
Sanmina-SCI Corp. *                                                                                    5,094                32,143
Solectron Corp. *                                                                                      8,025                49,354
Thomas & Betts Corp. *                                                                                   572                10,639
                                                                                                                    --------------
                                                                                                                           409,276
ENERGY - 0.33%
Calpine Corp. * (a)                                                                                    3,032                21,315
Entergy Corp. *                                                                                        2,144                90,991
TXU Corp. *                                                                                            2,599               133,978
Xcel Energy, Inc. *                                                                                    3,398                56,985
                                                                                                                    --------------
                                                                                                                           303,269
FINANCIAL SERVICES - 6.31%
Ambac Financial Group, Inc. *                                                                          1,033                69,418
American Express Company *                                                                            13,054        $      474,121
Bear Stearns Companies, Inc. *                                                                           924                56,549
Capital One Financial Corp.                                                                            2,101               128,266
Charles Schwab Corp.                                                                                  13,369               149,733
Charter One Financial, Inc.                                                                            2,201                75,670
Concord EFS, Inc. *                                                                                    4,930               148,590
Countrywide Credit Industries, Inc. *                                                                  1,197                57,755
Equifax, Inc.                                                                                          1,378                37,206
Federal Home Loan Mortgage Corp.                                                                       6,799               416,099
Federal National Mortgage Association                                                                  9,771               720,611
Franklin Resources, Inc. *                                                                             2,557               109,030
Household International, Inc.                                                                          4,477               222,507
J.P. Morgan Chase & Company *                                                                         19,291               654,351
John Hancock Financial Services, Inc. *                                                                2,910               102,432
Lehman Brothers Holdings, Inc.                                                                         2,334               145,922
MBIA, Inc.                                                                                             1,468                82,986
MBNA Corp. *                                                                                           8,322               275,209
Mellon Financial Corp. *                                                                               4,570               143,635
Merrill Lynch & Company, Inc. *                                                                        8,280               335,340
Morgan Stanley Dean Witter & Company *                                                                10,730               462,248
Providian Financial Corp. *                                                                            2,808                16,511
Regions Financial Corp.                                                                                2,230                78,385
SLM Corp. *                                                                                            1,535               148,741
State Street Corp.                                                                                     3,197               142,906
Stilwell Financial, Inc.                                                                               2,138                38,912
Synovus Financial Corp.                                                                                2,850                78,432
T. Rowe Price Group, Inc. *                                                                            1,187                39,029
Washington Mutual, Inc.                                                                                9,477               351,691
                                                                                                                    --------------
                                                                                                                         5,762,285

FOOD & BEVERAGES - 4.72%
Anheuser-Busch Companies, Inc. *                                                                       8,644               432,200
Archer-Daniels-Midland Company *                                                                       6,478                82,854
Campbell Soup Company *                                                                                4,009               110,889
Coca-Cola Enterprises, Inc. *                                                                          4,352                96,092
ConAgra, Inc. *                                                                                        5,211               144,084
General Mills, Inc. *                                                                                  3,564               157,101
H.J. Heinz Company *                                                                                   3,432               141,055
Hershey Foods Corp. *                                                                                  1,327                82,938
Kellogg Company *                                                                                      3,955               141,826
Pepsi Bottling Group, Inc. *                                                                           2,781                85,655
PepsiCo, Inc.                                                                                         17,111               824,750
Sara Lee Corp. *                                                                                       7,664               158,185
The Coca-Cola Company                                                                                 24,319             1,361,864
The J.M. Smucker Company * (a)                                                                           253                 8,635
Unilever NV                                                                                            5,598               362,750
William Wrigley Jr. Company                                                                            2,205               122,047
                                                                                                                    --------------
                                                                                                                         4,312,925

FOREST PRODUCTS - 0.16%
Louisiana Pacific Corp. *                                                                              1,033                10,940
Weyerhaeuser Company *                                                                                 2,119               135,298
                                                                                                                    --------------
                                                                                                                           146,238

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc. *                                                                                1,919                44,905
                                                                                                                    --------------

GAS & PIPELINE UTILITIES - 0.41%
Dynegy, Inc., Class A *                                                                                3,161                22,759
El Paso Corp.                                                                                          5,004               103,133
KeySpan Corp. *                                                                                        1,368                51,505
Kinder Morgan, Inc. *                                                                                  1,096                41,670
Nicor, Inc.                                                                                              435                19,901
NiSource, Inc. *                                                                                       2,017                44,031
Peoples Energy Corp.                                                                                     337                12,287
Sempra Energy *                                                                                        2,041                45,167

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
GAS & PIPELINE UTILITIES - CONTINUED
Williams Companies, Inc. *                                                                             5,043        $       30,208
                                                                                                                    --------------
                                                                                                                           370,661

GOLD - 0.15%
Barrick Gold Corp. *                                                                                   5,289               100,438
Placer Dome, Inc. *                                                                                    3,187                35,726
                                                                                                                    --------------
                                                                                                                           136,164

HEALTHCARE PRODUCTS - 3.61%
Abbott Laboratories                                                                                   15,183               571,640
Bausch & Lomb, Inc. (a)                                                                                  504                17,060
Baxter International, Inc. *                                                                           5,774               256,654
Biomet, Inc. *                                                                                         2,617                70,973
Boston Scientific Corp. *                                                                              3,948               115,755
Guidant Corp. *                                                                                        2,981                90,116
Johnson & Johnson                                                                                     29,439             1,538,482
Medtronic, Inc.                                                                                       11,841               507,387
St. Jude Medical, Inc. *                                                                                 852                62,920
Zimmer Holdings, Inc. *                                                                                1,913                68,218
                                                                                                                    --------------
                                                                                                                         3,299,205

HEALTHCARE SERVICES - 1.01%
AmerisourceBergen Corp.                                                                                1,006                76,456
HCA-The Healthcare Company *                                                                           5,034               239,115
HEALTHSOUTH Corp. *                                                                                    3,907                49,971
IMS Health, Inc. *                                                                                     2,841                50,996
Manor Care, Inc. *                                                                                       999                22,977
McKesson Corp. *                                                                                       2,825                92,377
UnitedHealth Group, Inc. *                                                                             3,048               279,044
Wellpoint Health Networks, Inc., Class A *                                                             1,412               109,868
                                                                                                                    --------------
                                                                                                                           920,804

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp. *                                                                                          1,876                99,409
                                                                                                                    --------------

HOMEBUILDERS - 0.04%
Centex Corp. *                                                                                           585                33,807
                                                                                                                    --------------

HOTELS & RESTAURANTS - 0.95%
Darden Restaurants, Inc.                                                                               1,720                42,484
Harrah's Entertainment, Inc. *                                                                         1,081                47,942
Hilton Hotels Corp. *                                                                                  3,629                50,443
Marriott International, Inc., Class A                                                                  2,355                89,608
McDonalds Corp. *                                                                                     12,580               357,901
Starbucks Corp. *                                                                                      3,733                92,765
Starwood Hotels & Resorts Worldwide, Inc. *                                                            1,914                62,952
Wendy's International, Inc. *                                                                          1,034                41,184
Yum! Brands, Inc. *                                                                                    2,820                82,485
                                                                                                                    --------------
                                                                                                                           867,764

HOUSEHOLD APPLIANCES - 0.19%
Black & Decker Corp. *                                                                                   760                36,632
KB HOME *                                                                                                499                25,704
Maytag Corp. *                                                                                           761                32,457
The Stanley Works *                                                                                      835                34,243
Whirlpool Corp. *                                                                                        659                43,072
                                                                                                                    --------------
                                                                                                                           172,108

HOUSEHOLD PRODUCTS - 0.31%
Fortune Brands, Inc. *                                                                                 1,454                81,424
Newell Rubbermaid, Inc. *                                                                              2,578                90,385
The Clorox Company *                                                                                   2,289                94,650
Tupperware Corp. *                                                                                       593                12,328
                                                                                                                    --------------
                                                                                                                           278,787

INDUSTRIAL MACHINERY - 0.56%
Apache Corp.                                                                                           1,350                77,598
Crane Company *                                                                                          583                14,797
Cummins, Inc. *                                                                                          390                12,909
Deere & Company *                                                                                      2,299               110,122
Dover Corp. *                                                                                          1,978                69,230
EnPro Industries,  Inc. *                                                                                198        $        1,040
Ingersoll-Rand Company, Inc., Class A *                                                                1,644                75,065
Pall Corp.                                                                                             1,215                25,211
Parker-Hannifin Corp. *                                                                                1,147                54,815
Thermo Electron Corp. *                                                                                1,700                28,050
W.W. Grainger, Inc.                                                                                      931                46,643
                                                                                                                    --------------
                                                                                                                           515,480

INSURANCE - 4.39%
ACE, Ltd.                                                                                              2,559                80,864
Aetna, Inc. *                                                                                          1,431                68,645
AFLAC, Inc.                                                                                            5,099               163,168
American International Group, Inc.                                                                    25,551             1,743,345
Aon Corp. *                                                                                            2,633                77,621
Chubb Corp.                                                                                            1,660               117,528
Cigna Corp.                                                                                            1,412               137,557
Cincinnati Financial Corp.                                                                             1,571                73,099
Conseco, Inc. * (a)                                                                                    3,587                 7,174
Hartford Financial Services Group, Inc. *                                                              2,397               142,549
Jefferson-Pilot Corp.                                                                                  1,472                69,184
Lincoln National Corp. *                                                                               1,850                77,700
Marsh & McLennan Companies, Inc. *                                                                     2,686               259,467
Metlife, Inc. *                                                                                        7,085               204,048
MGIC Investment Corp. *                                                                                1,037                70,309
Progressive Corp.                                                                                      2,145               124,088
SAFECO Corp. *                                                                                         1,256                38,798
St. Paul Companies, Inc.                                                                               2,028                78,930
The Allstate Corp.                                                                                     6,972               257,824
Torchmark, Inc. *                                                                                      1,238                47,292
UNUMProvident Corp. *                                                                                  2,348                59,757
XL Capital, Ltd., Class A                                                                              1,298               109,941
                                                                                                                    --------------
                                                                                                                         4,008,888

INTERNATIONAL OIL - 1.34%
Burlington Resources, Inc. *                                                                           1,964                74,632
Royal Dutch Petroleum Company                                                                         20,772             1,148,068
                                                                                                                    --------------
                                                                                                                         1,222,700

INTERNET CONTENT - 0.09%
Yahoo!, Inc. *                                                                                         5,573                82,257
                                                                                                                    --------------

LEISURE TIME - 1.37%
AOL Time Warner, Inc. *                                                                               43,297               636,899
Brunswick Corp.                                                                                          879                24,612
Carnival Corp., Class A *                                                                              5,732               158,719
International Game Technology *                                                                          871                49,386
The Walt Disney Company *                                                                             19,927               376,620
                                                                                                                    --------------
                                                                                                                         1,246,236

LIFE SCIENCES - 0.14%
Forest Laboratories, Inc. *                                                                            1,741               123,263
                                                                                                                    --------------

LIQUOR - 0.08%
Adolph Coors Company, Class B *                                                                          361                22,490
Brown Forman Corp., Class B *                                                                            669                46,161
                                                                                                                    --------------
                                                                                                                            68,651

MANUFACTURING - 0.86%
3M Company                                                                                             3,835               471,705
Danaher Corp. *                                                                                        1,383                91,762
Illinois Tool Works, Inc. *                                                                            2,992               204,354
Snap-On, Inc. *                                                                                          595                17,665
                                                                                                                    --------------
                                                                                                                           785,486
MEDICAL-HOSPITALS - 0.33%
C.R. Bard, Inc. *                                                                                        502                28,403
Health Management Association, Inc., Class A *                                                         2,395                48,260
Tenet Healthcare Corp. *                                                                               3,182               227,672
                                                                                                                    --------------
                                                                                                                           304,335

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
METAL & METAL PRODUCTS - 0.35%
Alcoa, Inc. *                                                                                          8,314        $      275,609
Inco, Ltd. * (a)                                                                                       1,755                39,733
                                                                                                                    --------------
                                                                                                                           315,342

MINING - 0.17%
Freeport-McMoRan Copper & Gold, Inc., Class B * (a)                                                    1,369                24,437
Newmont Mining Corp. *                                                                                 3,822               100,633
Phelps Dodge Corp. *                                                                                     779                32,095
                                                                                                                    --------------
                                                                                                                           157,165

NEWSPAPERS - 0.10%
Dow Jones & Company, Inc. *                                                                              840                40,698
Knight-Ridder, Inc. *                                                                                    823                51,808
                                                                                                                    --------------
                                                                                                                            92,506

OFFICE FURNISHINGS & SUPPLIES - 0.23%
Avery Dennison Corp. *                                                                                 1,078                67,644
Office Depot, Inc. *                                                                                   3,041                51,089
Staples, Inc. *                                                                                        4,521                89,064
                                                                                                                    --------------
                                                                                                                           207,797

PAPER - 0.47%
Boise Cascade Corp. *                                                                                    563                19,440
Georgia-Pacific Corp. *                                                                                2,251                55,330
International Paper Company *                                                                          4,694               204,564
MeadWestvaco Corp.                                                                                     1,941                65,140
Plum Creek Timber Company, Inc. *                                                                      1,778                54,585
Temple-Inland, Inc. *                                                                                    498                28,814
                                                                                                                    --------------
                                                                                                                           427,873

PETROLEUM SERVICES - 4.76%
Baker Hughes, Inc. *                                                                                   3,287               109,424
BJ Services Company *                                                                                  1,548                52,446
ChevronTexaco Corp. *                                                                                 10,425               922,613
Exxon Mobil Corp. *                                                                                   66,344             2,714,797
Halliburton Company *                                                                                  4,196                66,884
McDermott International, Inc. *                                                                          579                 4,690
Nabors Industries, Ltd. *                                                                              1,361                48,043
Noble Corp. *                                                                                          1,298                50,103
Rowan Companies, Inc. *                                                                                  925                19,841
Schlumberger, Ltd. *                                                                                   5,630               261,795
Transocean Offshore, Inc. *                                                                            3,118                97,126
                                                                                                                    --------------
                                                                                                                         4,347,762

PHARMACEUTICALS - 6.61%
Allergan, Inc. *                                                                                       1,277                85,240
Bristol-Myers Squibb Company *                                                                        18,921               486,270
Eli Lilly & Company *                                                                                 10,994               620,061
King Pharmaceuticals, Inc. *                                                                           2,404                53,489
Merck & Company, Inc. *                                                                               22,245             1,126,487
Pfizer, Inc. *                                                                                        61,488             2,152,080
Pharmacia Corp. *                                                                                     12,609               472,207
Schering-Plough Corp.                                                                                 14,316               352,174
Watson Pharmaceuticals, Inc. *                                                                         1,063                26,862
Wyeth *                                                                                               12,922               661,606
                                                                                                                    --------------
                                                                                                                         6,036,476

PHOTOGRAPHY - 0.09%
Eastman Kodak Company                                                                                  2,864                83,543
                                                                                                                    --------------


PUBLISHING - 0.59%
American Greetings Corp., Class A * (a)                                                                  654                10,896
Gannett, Inc. *                                                                                        2,596               197,036
McGraw-Hill Companies, Inc.                                                                            1,875               111,937
Meredith Corp.                                                                                           499                19,137
The New York Times Company, Class A                                                                    1,485                76,478
Tribune Company *                                                                                      2,914               126,759
                                                                                                                    --------------
                                                                                                                           542,243

RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe Corp. *                                                                   3,785               113,550
CSX Corp. *                                                                                            2,088                73,185
Union Pacific Corp. *                                                                                  2,437               154,213
                                                                                                                    --------------
                                                                                                                           340,948

REAL ESTATE - 0.32%
Equity Office Properties Trust, REIT *                                                                 4,035               121,454
Equity Residential Properties Trust, REIT *                                                            2,667                76,676
Pulte Homes, Inc. *                                                                                      581                33,396
Simon Property Group, Inc., REIT                                                                       1,700                62,628
                                                                                                                    --------------
                                                                                                                           294,154

RETAIL GROCERY - 0.71%
Albertsons, Inc. *                                                                                     3,978               121,170
Safeway, Inc. *                                                                                        4,910               143,323
SUPERVALU, Inc.                                                                                        1,303                31,962
Sysco Corp. *                                                                                          6,519               177,447
The Kroger Company *                                                                                   7,864               156,494
Winn-Dixie Stores, Inc. (a)                                                                            1,363                21,249
                                                                                                                    --------------
                                                                                                                           651,645

RETAIL TRADE - 6.71%
Bed Bath & Beyond, Inc. *                                                                              2,839               107,144
Best Buy Company, Inc. *                                                                               3,096               112,385
Big Lots, Inc. *                                                                                       1,126                22,160
Circuit City Stores-Circuit City Group *                                                               2,039                38,231
Costco Wholesale Corp. *                                                                               4,409               170,275
CVS Corp. *                                                                                            3,851               117,841
Dillard's, Inc., Class A *                                                                               829                21,794
Dollar General Corp. *                                                                                 3,204                60,972
Family Dollar Stores, Inc.                                                                             1,695                59,749
Federated Department Stores, Inc. *                                                                    1,897                75,311
J. C. Penney, Inc. *                                                                                   2,611                57,494
Kohl's Corp. *                                                                                         3,279               229,792
Lowe's Companies, Inc. *                                                                               7,576               343,950
May Department Stores, Inc.                                                                            2,934                96,617
Nordstrom, Inc. *                                                                                      1,262                28,584
RadioShack Corp. *                                                                                     1,753                52,695
Sears Roebuck & Company *                                                                              3,139               170,448
Target Corp.                                                                                           8,836               336,652
The Gap, Inc. *                                                                                        8,352               118,598
The Home Depot, Inc. *                                                                                22,921               841,888
The Limited, Inc. *                                                                                    4,156                88,523
The TJX Companies, Inc.                                                                                5,298               103,894
Tiffany & Company *                                                                                    1,409                49,597
Toys R Us, Inc. *                                                                                      1,902                33,228
Wal-Mart Stores, Inc.                                                                                 43,598             2,398,326
Walgreen Company *                                                                                     9,979               385,489
                                                                                                                    --------------
                                                                                                                         6,121,637

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. *                                                                        1,968                18,893
Ecolab, Inc. *                                                                                         1,233                57,002
Waste Management, Inc. *                                                                               6,168               160,676
                                                                                                                    --------------
                                                                                                                           236,571

SEMICONDUCTORS - 1.76%
Advanced Micro Devices, Inc. *                                                                         3,346                32,523
Agere Systems, Inc., Class A *                                                                           359                   503
Agere Systems, Inc., Class B *                                                                         8,820                13,230
Altera Corp. *                                                                                         3,769                51,258
Applied Materials, Inc. *                                                                             16,014               304,586
Applied Micro Circuits Corp. * (a)                                                                     2,870                13,575
Broadcom Corp., Class A * (a)                                                                          2,542                44,587
KLA-Tencor Corp. *                                                                                     1,804                79,358
Linear Technology Corp.                                                                                3,097                97,339
LSI Logic Corp. *                                                                                      3,589                31,404
Maxim Integrated Products, Inc. *                                                                      3,160               121,123
Micron Technology, Inc. *                                                                              5,846               118,206
Mykrolis Corp. *                                                                                         305                 3,602

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                  SHARES                 VALUE
                                                                                                  ------                 -----
SEMICONDUCTORS - CONTINUED
National Semiconductor Corp. *                                                                         1,717        $       50,085
Novellus Systems, Inc. *                                                                               1,393                47,362
NVIDIA Corp. *                                                                                         1,416                24,327
PMC-Sierra, Inc. * (a)                                                                                 1,615                14,971
QLogic Corp. *                                                                                           909                34,633
Skyworks Solutions, Inc. *                                                                               875                 4,858
Teradyne, Inc. *                                                                                       1,770                41,595
Texas Instruments, Inc. *                                                                             16,943               401,549
Vitesse Semiconductor Corp. *                                                                          1,937                 6,024
Xilinx, Inc. *                                                                                         3,267                73,279
                                                                                                                    --------------
                                                                                                                         1,609,977

SOFTWARE - 4.36%
Adobe Systems, Inc. *                                                                                  2,329                66,376
Autodesk, Inc.                                                                                         1,088                14,416
BMC Software, Inc. *                                                                                   2,379                39,491
Citrix Systems, Inc. *                                                                                 1,811                10,938
Computer Associates International, Inc. *                                                              5,636                89,556
Compuware Corp. *                                                                                      3,634                22,058
Intuit, Inc. *                                                                                         2,076               103,219
Mercury Interactive Corp. *                                                                              830                19,057
Microsoft Corp. *                                                                                     52,678             2,881,487
Novell, Inc. *                                                                                         3,552                11,402
Oracle Corp. *                                                                                        54,398               515,149
Parametric Technology Corp. *                                                                          2,685                 9,210
PeopleSoft, Inc. *                                                                                     2,963                44,089
Rational Software Corp. *                                                                              1,785                14,655
Siebel Systems, Inc. *                                                                                 4,522                64,303
VERITAS Software Corp. *                                                                               3,921                77,597
                                                                                                                    --------------
                                                                                                                         3,983,003

STEEL - 0.10%
Allegheny Technologies, Inc. *                                                                           779                12,308
Nucor Corp.                                                                                              765                49,756
United States Steel Corp.                                                                                825                16,409
Worthington Industries, Inc. *                                                                           867                15,693
                                                                                                                    --------------
                                                                                                                            94,166

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.46%
ADC Telecommunications, Inc. *                                                                         7,527                17,237
Andrew Corp. *                                                                                           792                11,349
AT&T Corp. *                                                                                          34,603               370,252
Avaya, Inc. *                                                                                          2,816                13,939
CIENA Corp. *                                                                                          3,234                13,551
Comverse Technology, Inc. *                                                                            1,813                16,788
Corning, Inc. *                                                                                        9,248                32,830
JDS Uniphase Corp. *                                                                                  12,982                34,662
Lucent Technologies, Inc. * (a)                                                                       33,340                55,344
Motorola, Inc. *                                                                                      21,821               314,659
Nortel Networks Corp. * (a)                                                                           31,297                45,381
QUALCOMM, Inc. *                                                                                       7,477               205,543
Scientific-Atlanta, Inc. *                                                                             1,548                25,465
Tellabs, Inc. *                                                                                        4,072                25,246
Verizon Communications, Inc. *                                                                        26,546             1,065,822
                                                                                                                    --------------
                                                                                                                         2,248,068

TELEPHONE - 2.11%
Alltel Corp. *                                                                                         3,037               142,739
BellSouth Corp.                                                                                       18,355               578,182
CenturyTel, Inc.                                                                                       1,371                40,445
Citizens Communications Company *                                                                      2,807                23,467
Qwest Communications International, Inc. *                                                            16,325                45,710
SBC Communications, Inc.                                                                              32,874             1,002,657
Sprint Corp. (FON Group) *                                                                             8,700                92,308
                                                                                                                    --------------
                                                                                                                         1,925,508

TIRES & RUBBER - 0.05%
Cooper Tire & Rubber Company *                                                                           681                13,994
Goodyear Tire &  Rubber Company *                                                                      1,597                29,880
                                                                                                                    --------------
                                                                                                                            43,874

TOBACCO - 1.07%
Philip Morris Companies, Inc. *                                                                       21,197               925,885
UST, Inc.                                                                                              1,597                54,298
                                                                                                                    --------------
                                                                                                                           980,183

TOYS, AMUSEMENTS & SPORTING GOODS - 0.28%
Hasbro, Inc. *                                                                                         1,633                22,144
Mattel, Inc. *                                                                                         4,227                89,105
NIKE, Inc., Class B *                                                                                  2,613               140,187
                                                                                                                    --------------
                                                                                                                           251,436

TRANSPORTATION - 0.26%
Harley-Davidson, Inc.                                                                                  2,960               151,759
Norfolk Southern Corp. *                                                                               3,741                87,465
                                                                                                                    --------------
                                                                                                                           239,224

TRAVEL SERVICES - 0.05%
Sabre Holdings, Inc. *                                                                                 1,327                47,507
                                                                                                                    --------------


TRUCKING & FREIGHT - 0.21%
Fedex Corp.                                                                                            2,919               155,875
Navistar International Corp. *                                                                           579                18,528
Ryder Systems, Inc. *                                                                                    558                15,116
                                                                                                                    --------------
                                                                                                                           189,519

TOTAL COMMON STOCK
(Cost: $106,933,386)                                                                                                $   88,679,359
                                                                                                                    --------------


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT               VALUE
                                                                                                   ------               -----
SHORT TERM INVESTMENTS - 0.94%
Navigator Securities Lending Trust, 1.95%                                                     $      560,815        $      560,815
United States Treasury Bill,
  1.65% due 08/15/2002                                                                               200,000               199,575
  1.71% due 07/11/2002                                                                               100,000                99,952
                                                                                                                    --------------
                                                                                                                    $      860,342

REPURCHASE AGREEMENTS - 1.91%
Repurchase Agreement with State Street Corp., dated 06/28/2002 at 1.80%, to be repurchased at $1,744,262 on 07/01/2002, collateralized by $1,790,000 U.S. Treasury Bills, 1.57% due 09/19/2002 (valued at
    $1,783,288, including interest)

                                                                                              $    1,744,000        $    1,744,000
                                                                                                                    --------------
TOTAL INVESTMENTS (EQUITY INDEX TRUST)  (Cost: $109,537,728)
                                                                                                                    $   91,283,701
                                                                                                                    ==============


TACTICAL ALLOCATION TRUST

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
COMMON STOCK - 96.37%
ADVERTISING - 0.21%
Omnicom Group, Inc. *                                                                                  1,500        $       68,700
The Interpublic Group of Companies, Inc. *                                                             3,100                76,756
TMP Worldwide, Inc. *                                                                                    900                19,350
                                                                                                                    --------------
                                                                                                                           164,806

AEROSPACE - 2.09%
B.F. Goodrich Company                                                                                    900                24,588
Boeing Company *                                                                                       6,800               306,000
General Dynamics Corp.                                                                                 1,600               170,160
Honeywell International, Inc. *                                                                        6,700               236,041
Lockheed Martin Corp. *                                                                                3,700               257,150
Northrop Grumman Corp. *                                                                                 900               112,500
Raytheon Company *                                                                                     3,300               134,475
Rockwell Collins, Inc. *                                                                               1,500                41,130
Textron, Inc.                                                                                          1,200                56,280
United Technologies Corp.                                                                              3,900               264,810
                                                                                                                    --------------
                                                                                                                         1,603,134

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
AIR TRAVEL - 0.16%
Delta Air Lines, Inc. *                                                                                1,100        $       22,000
Southwest Airlines Company *                                                                           6,200               100,192
                                                                                                                    --------------
                                                                                                                           122,192

ALUMINUM - 0.13%
Alcan Aluminum, Ltd.                                                                                   2,700               101,304
                                                                                                                    --------------

APPAREL & TEXTILES - 0.23%
Cintas Corp.                                                                                           1,400                69,202
Jones Apparel Group, Inc. *                                                                            1,100                41,250
Liz Claiborne, Inc.                                                                                      900                28,620
V.F. Corp. *                                                                                           1,000                39,210
                                                                                                                    --------------
                                                                                                                           178,282

AUTO PARTS - 0.44%
AutoZone, Inc. *                                                                                         900                69,570
Dana Corp. *                                                                                           1,400                25,942
Delphi Automotive Systems Corp. *                                                                      4,800                63,360
Eaton Corp. *                                                                                            600                43,650
Genuine Parts Company                                                                                  1,500                52,305
TRW, Inc. *                                                                                            1,100                62,678
Visteon Corp. * (a)                                                                                    1,300                18,460
                                                                                                                    --------------
                                                                                                                           335,965

AUTOMOBILES - 0.69%
Ford Motor Company                                                                                    14,800               236,800
General Motors Corp. *                                                                                 4,600               245,870
PACCAR, Inc. *                                                                                         1,000                44,390
                                                                                                                    --------------
                                                                                                                           527,060

BANKING - 8.41%
AmSouth BanCorp *                                                                                      3,000                67,140
Bank of America Corp. *                                                                               12,400               872,464
Bank of New York, Inc.                                                                                 5,900               199,125
Bank One Corp. *                                                                                       9,500               365,560
BB&T Corp.                                                                                             3,900               150,540
Citigroup, Inc.                                                                                       41,800             1,619,750
Comerica, Inc.                                                                                         1,500                92,100
Fifth Third Bancorp *                                                                                  4,800               319,920
First Tennessee National Corp. *                                                                       1,100                42,130
FleetBoston Financial Corp. *                                                                          8,500               274,975
Golden West Financial Corp. *                                                                          1,300                89,414
Huntington Bancshares, Inc. *                                                                          2,200                42,724
KeyCorp *                                                                                              3,600                98,280
Marshall & Ilsley Corp.                                                                                1,800                55,674
National City Corp. *                                                                                  5,000               166,250
Northern Trust Corp. *                                                                                 1,800                79,308
PNC Bank Corp. *                                                                                       2,300               120,244
Southtrust Corp.                                                                                       2,900                75,748
SunTrust Banks, Inc.                                                                                   2,300               155,756
Union Planters Corp.                                                                                   1,700                55,029
US  Bancorp                                                                                           15,500               361,925
Wachovia Corp. *                                                                                      11,100               423,798
Wells Fargo & Company                                                                                 13,800               690,828
Zions BanCorp *                                                                                          800                41,680
                                                                                                                    --------------
                                                                                                                         6,460,362

BIOTECHNOLOGY - 0.90%
Amgen, Inc. *                                                                                          8,500               355,980
Applera Corp. - Applied Biosystems Group *                                                             1,800                35,082
Biogen, Inc. * (a)                                                                                     1,300                53,859
Chiron Corp. * (a)                                                                                     1,600                56,560
Genzyme Corp. *                                                                                        1,800                34,632
Immunex Corp. * (a)                                                                                    4,500               100,530
MedImmune, Inc. *                                                                                      2,100                55,440
                                                                                                                    --------------
                                                                                                                           692,083

BROADCASTING - 0.29%
Clear Channel Communications, Inc. *                                                                   5,000               160,100
Univision Communications, Inc., Class A * (a)                                                          1,900                59,660
                                                                                                                    --------------
                                                                                                                           219,760

BUILDING MATERIALS & CONSTRUCTION - 0.20%
American Standard Companies, Inc. *                                                                      600                45,060
Masco Corp. *                                                                                          4,000               108,440
                                                                                                                    --------------
                                                                                                                           153,500

BUSINESS SERVICES - 1.97%
AMR Corp. *                                                                                            1,300                21,918
Automatic Data Processing, Inc. *                                                                      5,100               222,105
Cendant Corp. * (a)                                                                                    8,500               134,980
Computer Sciences Corp. *                                                                              1,400                66,920
Convergys Corp. *                                                                                      1,400                27,272
Electronic Data Systems Corp. *                                                                        3,900               144,885
First Data Corp.                                                                                       6,200               230,640
Fiserv, Inc. *                                                                                         1,600                58,736
Fluor Corp. *                                                                                            700                27,265
H & R Block, Inc.                                                                                      1,500                69,225
ITT Industries, Inc. *                                                                                   800                56,480
NCR Corp. *                                                                                              900                31,140
Paychex, Inc. *                                                                                        3,100                96,999
PerkinElmer, Inc.                                                                                      1,100                12,155
R.R. Donnelley & Sons Company *                                                                        1,100                30,305
Robert Half International, Inc. *                                                                      1,500                34,950
Tyco International, Ltd. *                                                                            16,300               220,213
Unisys Corp. *                                                                                         2,800                25,200
                                                                                                                    --------------
                                                                                                                         1,511,388

CABLE AND TELEVISION - 1.07%
Comcast Corp., Class A, Non Voting Stock *                                                             7,800               185,952
Viacom, Inc., Class B * (a)                                                                           14,400               638,928
                                                                                                                    --------------
                                                                                                                           824,880

CELLULAR COMMUNICATIONS - 0.25%
AT&T Wireless Services, Inc. *                                                                        22,200               129,870
Nextel Communications, Inc., Class A *                                                                 7,000                22,470
Sprint Corp. (PCS Group), Series 1 * (a)                                                               8,200                36,654
                                                                                                                    --------------
                                                                                                                           188,994

CHEMICALS - 1.42%
Air Products & Chemicals, Inc.                                                                         1,900                95,893
Dow Chemical Company *                                                                                 7,500               257,850
E.I. Du Pont De Nemours & Company *                                                                    8,100               359,640
Eastman Chemical Company *                                                                               800                37,520
Engelhard Corp. *                                                                                      1,200                33,984
PPG Industries, Inc. *                                                                                 1,400                86,660
Praxair, Inc.                                                                                          1,400                79,758
Rohm & Haas Company *                                                                                  1,900                76,931
Sigma-Aldrich Corp. *                                                                                    700                35,105
Waters Corp. *                                                                                         1,100                29,370
                                                                                                                    --------------
                                                                                                                         1,092,711

COMMERCIAL SERVICES - 0.08%
Moody's Corp. *                                                                                        1,300                64,675
                                                                                                                    --------------

COMPUTERS & BUSINESS EQUIPMENT - 5.61%
Apple Computer, Inc. *                                                                                 3,000                53,160
Cisco Systems, Inc. *                                                                                 59,600               831,420
Dell Computer Corp. *                                                                                 21,100               551,554
EMC Corp. *                                                                                           18,200               137,410
Gateway, Inc. *                                                                                        3,000                13,320
Hewlett-Packard Company *                                                                             24,600               375,888
IBM Corp.                                                                                             13,900             1,000,800
Intel Corp. *                                                                                         54,400               993,888
Lexmark International Group, Inc., Class A *                                                           1,100                59,840
Network Appliance, Inc. *                                                                              2,800                34,832
Pitney Bowes, Inc.                                                                                     2,000                79,440
Sun Microsystems, Inc. *                                                                              26,600               133,266

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Xerox Corp. * (a)                                                                                      6,000        $       41,820
                                                                                                                    --------------
                                                                                                                         4,306,638

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                                                                               1,300                38,909
Vulcan Materials Company                                                                                 900                39,420
                                                                                                                    --------------
                                                                                                                            78,329

CONSTRUCTION & MINING EQUIPMENT - 0.18%
Caterpillar, Inc. *                                                                                    2,800               137,060
                                                                                                                    --------------

CONTAINERS & GLASS - 0.11%
Ball Corp.                                                                                               500                20,740
Pactiv Corp. *                                                                                         1,500                35,700
Sealed Air Corp. * (a)                                                                                   700                28,189
                                                                                                                    --------------
                                                                                                                            84,629

COSMETICS & TOILETRIES - 2.43%
Alberto Culver Company, Class B (a)                                                                      500                23,900
Avon Products, Inc.                                                                                    1,900                99,256
Colgate-Palmolive Company *                                                                            4,500               225,225
International Flavors & Fragrances, Inc. *                                                               800                25,992
Kimberly-Clark Corp.                                                                                   4,200               260,400
The Gillette Company *                                                                                 8,600               291,282
The Procter & Gamble Company *                                                                        10,500               937,650
                                                                                                                    --------------
                                                                                                                         1,863,705

CRUDE PETROLEUM & NATURAL GAS - 0.21%
EOG Resources, Inc. *                                                                                  1,000                39,700
Occidental Petroleum Corp. *                                                                           3,200                95,968
Sunoco, Inc. *                                                                                           800                28,504
                                                                                                                    --------------
                                                                                                                           164,172

DOMESTIC OIL - 0.98%
Amerada Hess Corp. *                                                                                     800                66,000
Anadarko Petroleum Corp. *                                                                             2,000                98,600
Conoco, Inc. *                                                                                         5,200               144,560
Devon Energy Corp. *                                                                                   1,300                64,064
Kerr-McGee Corp. *                                                                                       900                48,195
Marathon Oil Corp. *                                                                                   2,700                73,224
Phillips Petroleum Company *                                                                           3,100               182,528
Unocal Corp. *                                                                                         2,100                77,574
                                                                                                                    --------------
                                                                                                                           754,745

DRUGS & HEALTH CARE - 0.53%
Becton Dickinson & Company                                                                             2,100                72,345
Cardinal Health, Inc. *                                                                                3,700               227,217
Humana, Inc. *                                                                                         1,500                23,445
Stryker Corp. * (a)                                                                                    1,600                85,616
                                                                                                                    --------------
                                                                                                                           408,623

EDUCATIONAL SERVICES - 0.07%
Apollo Group, Inc., Class A *                                                                          1,400                55,188
                                                                                                                    --------------

ELECTRICAL EQUIPMENT - 3.56%
American Power Conversion Corp. *                                                                      1,700                21,471
Cooper Industries, Ltd., Class A *                                                                       800                31,440
Emerson Electric Company *                                                                             3,500               187,285
General Electric Company *                                                                            80,800             2,347,240
Johnson Controls, Inc. *                                                                                 800                65,288
Molex, Inc.                                                                                            1,600                53,648
Symbol Technologies, Inc. *                                                                            2,000                17,000
Tektronix, Inc. *                                                                                        800                14,968
                                                                                                                    --------------
                                                                                                                         2,738,340
ELECTRIC UTILITIES - 2.19%
Allegheny Energy, Inc. *                                                                               1,100                28,325
Ameren Corp. *                                                                                         1,300                55,913
American Electric Power, Inc. *                                                                        2,800               112,056
Cinergy Corp. *                                                                                        1,500                53,985
Consolidated Edison, Inc.                                                                              1,800                75,150
Constellation Energy Group, Inc.                                                                       1,400                41,076
Dominion Resources, Inc.                                                                               2,300        $      152,260
DTE Energy Company *                                                                                   1,400                62,496
Duke Energy Company                                                                                    6,800               211,480
Edison International *                                                                                 2,700                45,900
Exelon Corp.                                                                                           2,600               135,980
FirstEnergy Corp. *                                                                                    2,500                83,450
FPL Group, Inc.                                                                                        1,500                89,985
PG&E Corp. *                                                                                           3,300                59,037
PPL Corp.                                                                                              1,300                43,004
Progress Energy, Inc. *                                                                                1,800                93,618
Progress Energy, Inc., CVO *                                                                             200                    90
Public Service Enterprise Group, Inc. *                                                                1,700                73,610
Reliant Energy, Inc. *                                                                                 2,600                43,940
TECO Energy, Inc.                                                                                      1,400                34,650
The AES Corp. *                                                                                        4,600                24,932
The Southern Company *                                                                                 5,800               158,920
                                                                                                                    --------------
                                                                                                                         1,679,857

ELECTRONICS - 0.44%
Agilent Technologies, Inc. *                                                                           3,800                89,870
Analog Devices, Inc. *                                                                                 3,000                89,100
Jabil Circuit, Inc. *                                                                                  1,600                33,776
Mirant Corp. *                                                                                         3,400                24,820
Rockwell International Corp. *                                                                         1,700                33,966
Sanmina-SCI Corp. *                                                                                    4,400                27,764
Solectron Corp. *                                                                                      6,800                41,820
                                                                                                                    --------------
                                                                                                                           341,116

ENERGY - 0.35%
Calpine Corp. * (a)                                                                                    3,100                21,793
Entergy Corp. *                                                                                        1,900                80,636
TXU Corp. *                                                                                            2,200               113,410
Xcel Energy, Inc. * (a)                                                                                3,300                55,341
                                                                                                                    --------------
                                                                                                                           271,180

FINANCIAL SERVICES - 6.28%
Ambac Financial Group, Inc. *                                                                            900                60,480
American Express Company *                                                                            10,800               392,256
Bear Stearns Companies, Inc. * (a)                                                                       800                48,960
Capital One Financial Corp. (a)                                                                        1,800               109,890
Charles Schwab Corp.                                                                                  11,200               125,440
Charter One Financial, Inc.                                                                            1,900                65,322
Concord EFS, Inc. *                                                                                    4,200               126,588
Countrywide Credit Industries, Inc. *                                                                  1,000                48,250
Equifax, Inc.                                                                                          1,200                32,400
Federal Home Loan Mortgage Corp.                                                                       5,600               342,720
Federal National Mortgage Association                                                                  8,100               597,375
Franklin Resources, Inc. *                                                                             2,100                89,544
Household International, Inc.                                                                          3,700               183,890
J.P. Morgan Chase & Company *                                                                         16,200               549,504
John Hancock Financial Services, Inc. *                                                                2,400                84,480
Lehman Brothers Holdings, Inc.                                                                         2,000               125,040
MBIA, Inc.                                                                                             1,200                67,836
MBNA Corp. *                                                                                           6,900               228,183
Mellon Financial Corp. *                                                                               3,600               113,148
Merrill Lynch & Company, Inc. *                                                                        7,000               283,500
Morgan Stanley Dean Witter & Company *                                                                 9,000               387,720
Providian Financial Corp. *                                                                            2,600                15,288
Regions Financial Corp.                                                                                1,900                66,785
SLM Corp. *                                                                                            1,300               125,970
State Street Corp. (a)                                                                                 2,700               120,690
Stilwell Financial, Inc.                                                                               1,900                34,580
Synovus Financial Corp.                                                                                2,500                68,800
T. Rowe Price Group, Inc. *                                                                            1,000                32,880
Washington Mutual, Inc.                                                                                7,900               293,169
                                                                                                                    --------------
                                                                                                                         4,820,688

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
FOOD & BEVERAGES - 4.69%
Anheuser-Busch Companies, Inc. *                                                                       7,100        $      355,000
Archer-Daniels-Midland Company *                                                                       5,400                69,066
Campbell Soup Company * (a)                                                                            3,400                94,044
Coca-Cola Enterprises, Inc. *                                                                          3,700                81,696
ConAgra, Inc. *                                                                                        4,400               121,660
General Mills, Inc. *                                                                                  3,000               132,240
H.J. Heinz Company *                                                                                   2,900               119,190
Hershey Foods Corp. *                                                                                  1,100                68,750
Kellogg Company *                                                                                      3,400               121,924
Pepsi Bottling Group, Inc. *                                                                           2,300                70,840
PepsiCo, Inc.                                                                                         14,300               689,260
Sara Lee Corp. *                                                                                       6,500               134,160
The Coca-Cola Company                                                                                 20,200             1,131,200
Unilever NV (a)                                                                                        4,700               304,560
William Wrigley Jr. Company                                                                            1,900               105,165
                                                                                                                    --------------
                                                                                                                         3,598,755

FOREST PRODUCTS - 0.16%
Weyerhaeuser Company *                                                                                 1,900               121,315
                                                                                                                    --------------

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc. *                                                                                1,700                39,780
                                                                                                                    --------------

GAS & PIPELINE UTILITIES - 0.40%
Dynegy, Inc., Class A *                                                                                3,100                22,320
El Paso Corp.                                                                                          4,400                90,684
KeySpan Corp. *                                                                                        1,300                48,945
Kinder Morgan, Inc. *                                                                                  1,000                38,020
NiSource, Inc. *                                                                                       1,800                39,294
Sempra Energy *                                                                                        1,800                39,834
Williams Companies, Inc. *                                                                             4,400                26,356
                                                                                                                    --------------
                                                                                                                           305,453

GOLD - 0.15%
Barrick Gold Corp. *                                                                                   4,400                83,556
Placer Dome, Inc. *                                                                                    2,800                31,388
                                                                                                                    --------------
                                                                                                                           114,944

HEALTHCARE PRODUCTS - 3.58%
Abbott Laboratories                                                                                   12,700               478,155
Bausch & Lomb, Inc.                                                                                      500                16,925
Baxter International, Inc. *                                                                           4,900               217,805
Biomet, Inc. *                                                                                         2,200                59,664
Boston Scientific Corp. *                                                                              3,300                96,756
Guidant Corp. *                                                                                        2,500                75,575
Johnson & Johnson                                                                                     24,400             1,275,144
Medtronic, Inc.                                                                                        9,900               424,215
St. Jude Medical, Inc. *                                                                                 700                51,695
Zimmer Holdings, Inc. *                                                                                1,600                57,056
                                                                                                                    --------------
                                                                                                                         2,752,990

HEALTHCARE SERVICES - 1.01%
AmerisourceBergen Corp. (a)                                                                              900                68,400
HCA-The Healthcare Company *                                                                           4,200               199,500
HEALTHSOUTH Corp. *                                                                                    3,300                42,207
IMS Health, Inc. *                                                                                     2,400                43,080
Manor Care, Inc. *                                                                                       900                20,700
McKesson Corp. *                                                                                       2,400                78,480
UnitedHealth Group, Inc. *                                                                             2,500               228,875
Wellpoint Health Networks, Inc., Class A *                                                             1,200                93,372
                                                                                                                    --------------
                                                                                                                           774,614

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp. *                                                                                          1,600                84,784
                                                                                                                    --------------

HOMEBUILDERS - 0.04%
Centex Corp. *                                                                                           500                28,895
                                                                                                                    --------------

HOTELS & RESTAURANTS - 0.96%
Darden Restaurants, Inc.                                                                               1,400                34,580
Harrah's Entertainment, Inc. *                                                                         1,000        $       44,350
Hilton Hotels Corp. *                                                                                  3,100                43,090
Marriott International, Inc., Class A                                                                  2,000                76,100
McDonalds Corp. *                                                                                     10,300               293,035
Starbucks Corp. *                                                                                      3,200                79,520
Starwood Hotels & Resorts Worldwide, Inc. *                                                            1,700                55,913
Wendy's International, Inc. *                                                                          1,000                39,830
Yum! Brands, Inc. *                                                                                    2,400                70,200
                                                                                                                    --------------
                                                                                                                           736,618

HOUSEHOLD APPLIANCES - 0.20%
Black & Decker Corp. *                                                                                   700                33,740
KB HOME *                                                                                                400                20,604
Maytag Corp. *                                                                                           700                29,855
The Stanley Works *                                                                                      800                32,808
Whirlpool Corp. *                                                                                        600                39,216
                                                                                                                    --------------
                                                                                                                           156,223

HOUSEHOLD PRODUCTS - 0.30%
Fortune Brands, Inc. *                                                                                 1,300                72,800
Newell Rubbermaid, Inc. *                                                                              2,200                77,132
The Clorox Company *                                                                                   1,900                78,565
                                                                                                                    --------------
                                                                                                                           228,497

INDUSTRIAL MACHINERY - 0.55%
Apache Corp.                                                                                           1,200                68,976
Deere & Company *                                                                                      2,000                95,800
Dover Corp. *                                                                                          1,700                59,500
Ingersoll-Rand Company, Inc., Class A *                                                                1,400                63,924
Pall Corp.                                                                                             1,200                24,900
Parker-Hannifin Corp. *                                                                                1,000                47,790
Thermo Electron Corp. *                                                                                1,500                24,750
W.W. Grainger, Inc.                                                                                      800                40,080
                                                                                                                    --------------
                                                                                                                           425,720

INSURANCE - 4.32%
ACE, Ltd.                                                                                              2,200                69,520
Aetna, Inc. *                                                                                          1,200                57,564
AFLAC, Inc.                                                                                            4,200               134,400
American International Group, Inc.                                                                    21,200             1,446,476
Aon Corp. *                                                                                            2,200                64,856
Chubb Corp.                                                                                            1,400                99,120
Cigna Corp.                                                                                            1,100               107,162
Cincinnati Financial Corp.                                                                             1,300                60,489
Hartford Financial Services Group, Inc. *                                                              2,000               118,940
Jefferson-Pilot Corp.                                                                                  1,200                56,400
Lincoln National Corp. *                                                                               1,500                63,000
Marsh & McLennan Companies, Inc. *                                                                     2,200               212,520
Metlife, Inc. *                                                                                        5,700               164,160
MGIC Investment Corp. *                                                                                  900                61,020
Progressive Corp.                                                                                      1,800               104,130
SAFECO Corp. *                                                                                         1,200                37,068
St. Paul Companies, Inc.                                                                               1,700                66,164
The Allstate Corp.                                                                                     5,800               214,484
Torchmark, Inc. *                                                                                      1,000                38,200
UNUMProvident Corp. *                                                                                  2,000                50,900
XL Capital, Ltd., Class A                                                                              1,100                93,170
                                                                                                                    --------------
                                                                                                                         3,319,743

INTERNATIONAL OIL - 1.32%
Burlington Resources, Inc. *                                                                           1,700                64,600
Royal Dutch Petroleum Company                                                                         17,200               950,644
                                                                                                                    --------------
                                                                                                                         1,015,244

INTERNET CONTENT - 0.09%
Yahoo! Inc. *                                                                                          4,900                72,324
                                                                                                                    --------------

LEISURE TIME - 1.37%
AOL Time Warner, Inc. *                                                                               36,200               532,502
Brunswick Corp.                                                                                          800                22,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
LEISURE TIME - CONTINUED
Carnival Corp., Class A *                                                                              4,800        $      132,912
International Game Technology *                                                                          800                45,360
The Walt Disney Company *                                                                             16,700               315,630
                                                                                                                    --------------
                                                                                                                         1,048,804
LIFE SCIENCES - 0.14%
Forest Laboratories, Inc. *                                                                            1,500               106,200
                                                                                                                    --------------

LIQUOR - 0.05%
Brown Forman Corp., Class B *                                                                            600                41,400
                                                                                                                    --------------

MANUFACTURING - 0.84%
3M Company                                                                                             3,200               393,600
Danaher Corp. *                                                                                        1,200                79,620
Illinois Tool Works, Inc. *                                                                            2,500               170,750
                                                                                                                    --------------
                                                                                                                           643,970

MEDICAL-HOSPITALS - 0.33%
C.R. Bard, Inc. *                                                                                        500                28,290
Health Management Association, Inc., Class A *                                                         2,000                40,300
Tenet Healthcare Corp. *                                                                               2,600               186,030
                                                                                                                    --------------
                                                                                                                           254,620

METAL & METAL PRODUCTS - 0.35%
Alcoa, Inc. *                                                                                          6,900               228,735
Inco, Ltd. *                                                                                           1,600                36,224
                                                                                                                    --------------
                                                                                                                           264,959

MINING - 0.18%
Freeport-McMoRan Copper & Gold, Inc., Class B * (a)                                                    1,300                23,205
Newmont Mining Corp. *                                                                                 3,200                84,256
Phelps Dodge Corp. *                                                                                     800                32,960
                                                                                                                    --------------
                                                                                                                           140,421

NEWSPAPERS - 0.12%
Dow Jones & Company, Inc. *                                                                              800                38,760
Knight-Ridder, Inc. *                                                                                    800                50,360
                                                                                                                    --------------
                                                                                                                            89,120

OFFICE FURNISHINGS & SUPPLIES - 0.23%
Avery Dennison Corp. *                                                                                 1,000                62,750
Office Depot, Inc. *                                                                                   2,500                42,000
Staples, Inc. *                                                                                        3,800                74,860
                                                                                                                    --------------
                                                                                                                           179,610

PAPER - 0.47%
Georgia-Pacific Corp. *                                                                                2,000                49,160
International Paper Company *                                                                          4,000               174,320
MeadWestvaco Corp.                                                                                     1,700                57,052
Plum Creek Timber Company, Inc. *                                                                      1,800                55,260
Temple-Inland, Inc. *                                                                                    500                28,930
                                                                                                                    --------------
                                                                                                                           364,722

PETROLEUM SERVICES - 4.70%
Baker Hughes, Inc. *                                                                                   2,700                89,883
BJ Services Company *                                                                                  1,300                44,044
ChevronTexaco Corp. *                                                                                  8,700               769,950
Exxon Mobil Corp. *                                                                                   55,000             2,250,600
Halliburton Company *                                                                                  3,600                57,384
Nabors Industries, Ltd. *                                                                              1,200                42,360
Noble Corp. *                                                                                          1,100                42,460
Rowan Companies, Inc. *                                                                                  800                17,160
Schlumberger, Ltd. *                                                                                   4,700               218,550
Transocean Offshore, Inc. *                                                                            2,600                80,990
                                                                                                                    --------------
                                                                                                                         3,613,381

PHARMACEUTICALS - 6.52%
Allergan, Inc. *                                                                                       1,100                73,425
Bristol-Myers Squibb Company *                                                                        15,800               406,060
Eli Lilly & Company *                                                                                  9,100               513,240
King Pharmaceuticals, Inc. *                                                                           2,000                44,500
Merck & Company, Inc. *                                                                               18,400               931,776
Pfizer, Inc. *                                                                                        50,800        $    1,778,000
Pharmacia Corp. *                                                                                     10,500               393,225
Schering-Plough Corp.                                                                                 12,000               295,200
Watson Pharmaceuticals, Inc. *                                                                           900                22,743
Wyeth *                                                                                               10,800               552,960
                                                                                                                    --------------
                                                                                                                         5,011,129

PHOTOGRAPHY - 0.10%
Eastman Kodak Company                                                                                  2,500                72,925
                                                                                                                    --------------

PUBLISHING - 0.57%
Gannett, Inc. *                                                                                        2,200               166,980
McGraw-Hill Companies, Inc.                                                                            1,600                95,520
The New York Times Company, Class A                                                                    1,300                66,950
Tribune Company *                                                                                      2,500               108,750
                                                                                                                    --------------
                                                                                                                           438,200

RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe Corp. *                                                                   3,100                93,000
CSX Corp. *                                                                                            1,800                63,090
Union Pacific Corp. *                                                                                  2,000               126,560
                                                                                                                    --------------
                                                                                                                           282,650

REAL ESTATE - 0.27%
Equity Office Properties Trust, REIT *                                                                 3,600               108,360
Equity Residential Properties Trust, REIT *                                                            2,400                69,000
Pulte Homes, Inc. *                                                                                      500                28,740
                                                                                                                    --------------
                                                                                                                           206,100

RETAIL GROCERY - 0.70%
Albertsons, Inc. *                                                                                     3,300               100,518
Safeway, Inc. *                                                                                        3,900               113,841
SUPERVALU, Inc.                                                                                        1,100                26,983
Sysco Corp. *                                                                                          5,400               146,988
The Kroger Company *                                                                                   6,500               129,350
Winn-Dixie Stores, Inc. (a)                                                                            1,200                18,708
                                                                                                                    --------------
                                                                                                                           536,388

RETAIL TRADE - 6.67%
Bed Bath & Beyond, Inc. *                                                                              2,400                90,576
Best Buy Company, Inc. *                                                                               2,600                94,380
Big Lots, Inc. *                                                                                       1,000                19,680
Circuit City Stores-Circuit City Group *                                                               1,700                31,875
Costco Wholesale Corp. *                                                                               3,700               142,894
CVS Corp. *                                                                                            3,200                97,920
Dillard's, Inc., Class A *                                                                               700                18,403
Dollar General Corp. * (a)                                                                             2,800                53,284
Family Dollar Stores, Inc.                                                                             1,500                52,875
Federated Department Stores, Inc. *                                                                    1,700                67,490
J. C. Penney, Inc. * (a)                                                                               2,300                50,646
Kohl's Corp. *                                                                                         2,700               189,216
Lowe's Companies, Inc. * (a)                                                                           6,300               286,020
May Department Stores, Inc.                                                                            2,400                79,032
Nordstrom, Inc. *                                                                                      1,100                24,915
RadioShack Corp. *                                                                                     1,400                42,084
Sears Roebuck & Company *                                                                              2,600               141,180
Target Corp.                                                                                           7,400               281,940
The Gap, Inc. * (a)                                                                                    7,100               100,820
The Home Depot, Inc. *                                                                                19,100               701,543
The Limited, Inc. *                                                                                    4,200                89,460
The TJX Companies, Inc.                                                                                4,400                86,284
Tiffany & Company *                                                                                    1,200                42,240
Toys R Us, Inc. *                                                                                      1,800                31,446
Wal-Mart Stores, Inc.                                                                                 36,100             1,985,861
Walgreen Company *                                                                                     8,300               320,629
                                                                                                                    --------------
                                                                                                                         5,122,693

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. *                                                                        1,700                16,320
Ecolab, Inc. *                                                                                         1,100                50,853

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
SANITARY SERVICES - CONTINUED
Waste Management, Inc. *                                                                               5,000        $      130,250
                                                                                                                    --------------
                                                                                                                           197,423

SEMICONDUCTORS - 1.75%
Advanced Micro Devices, Inc. *                                                                         3,000                29,160
Altera Corp. *                                                                                         3,200                43,520
Applied Materials, Inc. *                                                                             13,400               254,868
Applied Micro Circuits Corp. *                                                                         2,700                12,771
Broadcom Corp., Class A * (a)                                                                          2,200                38,588
KLA-Tencor Corp. *                                                                                     1,600                70,384
Linear Technology Corp.                                                                                2,600                81,718
LSI Logic Corp. *                                                                                      3,200                28,000
Maxim Integrated Products, Inc. *                                                                      2,700               103,491
Micron Technology, Inc. *                                                                              5,000               101,100
National Semiconductor Corp. *                                                                         1,500                43,755
Novellus Systems, Inc. *                                                                               1,200                40,800
NVIDIA Corp. * (a)                                                                                     1,200                20,616
PMC-Sierra, Inc. *                                                                                     1,400                12,978
QLogic Corp. *                                                                                           800                30,480
Teradyne, Inc. * (a)                                                                                   1,500                35,250
Texas Instruments, Inc. *                                                                             14,100               334,170
Xilinx, Inc. *                                                                                         2,800                62,804
                                                                                                                    --------------
                                                                                                                         1,344,453

SOFTWARE - 4.32%
Adobe Systems, Inc. *                                                                                  2,000                57,000
Autodesk, Inc.                                                                                         1,000                13,250
BMC Software, Inc. *                                                                                   2,000                33,200
Citrix Systems, Inc. *                                                                                 1,600                 9,664
Computer Associates International, Inc. *                                                              4,800                76,272
Compuware Corp. *                                                                                      3,200                19,424
Intuit, Inc. *                                                                                         1,700                84,524
Mercury Interactive Corp. * (a)                                                                          700                16,072
Microsoft Corp. *                                                                                     44,100             2,412,270
Oracle Corp. *                                                                                        44,800               424,256
PeopleSoft, Inc. *                                                                                     2,600                38,688
Rational Software Corp. *                                                                              1,700                13,957
Siebel Systems, Inc. *                                                                                 3,900                55,458
VERITAS Software Corp. *                                                                               3,400                67,286
                                                                                                                    --------------
                                                                                                                         3,321,321

STEEL - 0.09%
Nucor Corp.                                                                                              700                45,528
United States Steel Corp.                                                                              1,000                19,890
                                                                                                                    --------------
                                                                                                                            65,418

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.49%
ADC Telecommunications, Inc. *                                                                         7,100                16,259
AT&T Corp. *,                                                                                         30,900               330,630
Avaya, Inc. * (a)                                                                                      3,100                15,345
CIENA Corp. *                                                                                          2,900                12,151
Comverse Technology, Inc. *                                                                            1,600                14,816
Corning, Inc. *                                                                                        8,100                28,755
JDS Uniphase Corp. *                                                                                  11,400                30,438
Lucent Technologies, Inc. * (a)                                                                       28,200                46,812
Motorola, Inc. *                                                                                      18,500               266,770
Nortel Networks Corp. * (a)                                                                           31,800                46,110
QUALCOMM, Inc. *                                                                                       6,300               173,187
Scientific-Atlanta, Inc. *                                                                             1,300                21,385
Tellabs, Inc. *                                                                                        3,500                21,700
Verizon Communications, Inc. *                                                                        22,100               887,315
                                                                                                                    --------------
                                                                                                                         1,911,673

TELEPHONE - 2.08%
Alltel Corp. *                                                                                         2,600               122,200
BellSouth Corp.                                                                                       15,200               478,800
CenturyTel, Inc.                                                                                       1,200                35,400
Citizens Communications Company * (a)                                                                  2,600                21,736
Qwest Communications International, Inc. *                                                            13,900                38,920
SBC Communications, Inc.                                                                              27,100        $      826,550
Sprint Corp. (FON Group) *                                                                             7,300                77,453
                                                                                                                    --------------
                                                                                                                         1,601,059

TIRES & RUBBER - 0.04%
Goodyear Tire & Rubber Company *                                                                       1,500                28,065
                                                                                                                    --------------

TOBACCO - 1.05%
Philip Morris Companies, Inc. *                                                                       17,400               760,032
UST, Inc.                                                                                              1,400                47,600
                                                                                                                    --------------
                                                                                                                           807,632

TOYS, AMUSEMENTS & SPORTING GOODS - 0.28%
Hasbro, Inc. *                                                                                         1,600                21,696
Mattel, Inc. *                                                                                         3,600                75,888
NIKE, Inc., Class B *                                                                                  2,200               118,030
                                                                                                                    --------------
                                                                                                                           215,614

TRANSPORTATION - 0.26%
Harley-Davidson, Inc.                                                                                  2,500               128,175
Norfolk Southern Corp. *                                                                               3,200                74,816
                                                                                                                    --------------
                                                                                                                           202,991

TRAVEL SERVICES - 0.06%
Sabre Holdings, Inc. *                                                                                 1,200                42,960
                                                                                                                    --------------

TRUCKING & FREIGHT - 0.20%
Fedex Corp.                                                                                            2,500               133,500
Navistar International Corp. *                                                                           600                19,200
                                                                                                                    --------------
                                                                                                                           152,700

TOTAL COMMON STOCK
(Cost: $91,441,880)                                                                                                 $   74,029,866
                                                                                                                    --------------



                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                                   ------                -----
SHORT TERM INVESTMENTS - 3.63%
Navigator Securities Lending Trust, 1.95%                                                     $    2,785,829        $    2,785,829
                                                                                                                    --------------

TOTAL INVESTMENTS (TACTICAL ALLOCATION TRUST) (Cost: $94,227,709)                                                   $   76,815,695
                                                                                                                    ==============


FUNDAMENTAL VALUE TRUST

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
COMMON STOCK - 86.67%
BANKING - 12.70%
Bank One Corp. *                                                                                      84,900        $    3,266,952
Citigroup, Inc.                                                                                      154,900             6,002,375
Golden West Financial Corp. *                                                                         67,100             4,615,138
Lloyds TSB Group PLC, ADR                                                                             53,800             2,154,690
Wells Fargo & Company                                                                                133,300             6,672,998
                                                                                                                    --------------
                                                                                                                        22,712,153

BUILDING MATERIALS & CONSTRUCTION - 1.62%
American Standard Companies, Inc. *                                                                    7,400               555,740
Masco Corp. *                                                                                         86,500             2,345,015
                                                                                                                    --------------
                                                                                                                         2,900,755

BUSINESS SERVICES - 3.05%
Dun & Bradstreet Corp. *                                                                              42,400             1,401,320
Tyco International, Ltd. *                                                                           247,956             3,349,886
WPP Group PLC, ADR *                                                                                  16,000               705,296
                                                                                                                    --------------
                                                                                                                         5,456,502

COMMERCIAL SERVICES - 1.39%
Moody's Corp. *                                                                                       49,900             2,482,525
                                                                                                                    --------------


COMPUTERS & BUSINESS EQUIPMENT - 1.74%
Lexmark International Group, Inc., Class A *                                                          57,200             3,111,680
                                                                                                                    --------------

CONSTRUCTION MATERIALS - 1.56%
Martin Marietta Materials, Inc. *                                                                     34,300             1,337,700

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
CONSTRUCTION MATERIALS - CONTINUED
Vulcan Materials Company                                                                              33,300        $    1,458,540
                                                                                                                    --------------
                                                                                                                         2,796,240

CONTAINERS & GLASS - 2.36%
Sealed Air Corp. * (a)                                                                               104,700             4,216,269
                                                                                                                    --------------

CRUDE PETROLEUM & NATURAL GAS - 1.04%
EOG Resources, Inc. *                                                                                 46,900             1,861,930
                                                                                                                    --------------

DOMESTIC OIL - 4.35%
Conoco, Inc. *                                                                                        14,600               405,880
Devon Energy Corp. *                                                                                  68,600             3,380,608
Phillips Petroleum Company *                                                                          68,000             4,003,840
                                                                                                                    --------------
                                                                                                                         7,790,328

FINANCIAL SERVICES - 12.21%
American Express Company *                                                                           314,800            11,433,536
Household International, Inc.                                                                        141,700             7,042,490
Morgan Stanley Dean Witter & Company *                                                                54,900             2,365,092
Providian Financial Corp. *                                                                           22,800               134,064
Stilwell Financial, Inc.                                                                              47,400               862,680
                                                                                                                    --------------
                                                                                                                        21,837,862

FOOD & BEVERAGES - 3.05%
Diageo PLC Sponsored ADR                                                                              58,500             3,021,525
Hershey Foods Corp. *                                                                                 14,800               925,000
Kraft Foods, Inc., Class A *                                                                          36,800             1,506,960
                                                                                                                    --------------
                                                                                                                         5,453,485

GAS & PIPELINE UTILITIES - 0.77%
Kinder Morgan, Inc. *                                                                                 36,000             1,368,720
                                                                                                                    --------------

HEALTHCARE SERVICES - 0.37%
IMS Health, Inc. *                                                                                    37,200               667,740
                                                                                                                    --------------

HOLDINGS COMPANIES/CONGLOMERATES - 3.76%
Berkshire Hathaway, Inc., Class A *                                                                       65             4,342,000
Loews Corp. *                                                                                         45,100             2,389,849
                                                                                                                    --------------
                                                                                                                         6,731,849

HOTELS & RESTAURANTS - 0.77%
Marriott International, Inc., Class A                                                                 36,200             1,377,410
                                                                                                                    --------------

INDUSTRIAL MACHINERY - 1.15%
Dover Corp. *                                                                                         58,800             2,058,000
                                                                                                                    --------------

INSURANCE - 9.52%
American International Group, Inc.                                                                    96,100             6,556,903
Aon Corp. *                                                                                           74,300             2,190,364
Chubb Corp.                                                                                           10,600               750,480
Markel Corp. *                                                                                           700               137,900
Progressive Corp.                                                                                     52,800             3,054,480
Sun Life Financial Services Canada, Inc. * (a)                                                        14,900               325,714
The Principal Financial Group, Inc. *                                                                 23,000               713,000
Transatlantic Holdings, Inc.                                                                          41,250             3,300,000
                                                                                                                    --------------
                                                                                                                        17,028,841

MANUFACTURING - 2.02%
3M Company                                                                                            29,400             3,616,200
                                                                                                                    --------------

PHARMACEUTICALS - 5.62%
Bristol-Myers Squibb Company *                                                                        50,500             1,297,850
Eli Lilly & Company *                                                                                 55,100             3,107,640
Merck & Company, Inc. *                                                                               97,000             4,912,080
Pharmacia Corp. *                                                                                     19,900               745,255
                                                                                                                    --------------
                                                                                                                        10,062,825
PUBLISHING - 0.75%
Gannett, Inc. *                                                                                       17,700             1,343,430
                                                                                                                    --------------

REAL ESTATE - 1.74%
Avalon Bay Communities, Inc., REIT                                                                     2,700        $      126,090
CenterPoint Properties Trust *                                                                        51,600             2,993,316
                                                                                                                    --------------
                                                                                                                         3,119,406

RETAIL GROCERY - 1.56%
Albertsons, Inc. *                                                                                    18,500               563,510
Safeway, Inc. *                                                                                       76,200             2,224,278
                                                                                                                    --------------
                                                                                                                         2,787,788

RETAIL TRADE - 3.82%
Costco Wholesale Corp. *                                                                             129,000             4,981,980
J. C. Penney, Inc. *                                                                                  16,800               369,936
RadioShack Corp. *                                                                                    49,200             1,478,952
                                                                                                                    --------------
                                                                                                                         6,830,868

SEMICONDUCTORS - 0.29%
Agere Systems, Inc., Class A *                                                                       374,800               524,720
                                                                                                                    --------------

SOFTWARE - 0.45%
BMC Software, Inc. *                                                                                  48,000               796,800
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.29%
Tellabs, Inc. *                                                                                       84,300               522,660
                                                                                                                    --------------

TOBACCO - 5.40%
Philip Morris Companies, Inc. *                                                                      221,100             9,657,647
                                                                                                                    --------------

TRUCKING & FREIGHT - 3.32%
United Parcel Service, Inc., Class B *                                                                96,300             5,946,525
                                                                                                                    --------------

TOTAL COMMON STOCK
(Cost: $169,562,116)                                                                                                $  155,061,158
                                                                                                                    --------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT                VALUE
                                                                                                  ------                -----
SHORT TERM INVESTMENTS - 13.33%
Navigator Securities Lending Trust, 1.95%                                                     $    2,625,704        $    2,625,704
Federal Home Loan Bank Consolidated Discount Notes, 1.87% due 07/01/2002                          21,224,000            21,224,000
                                                                                                                    --------------
                                                                                                                    $   23,849,704

TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)  (Cost: $193,411,820)                                                   $  178,910,862
                                                                                                                    ==============


GROWTH & INCOME TRUST

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
COMMON STOCK - 98.95%
AEROSPACE - 2.62%
Boeing Company *                                                                                     511,800        $   23,031,000
Lockheed Martin Corp. *                                                                              400,900            27,862,550
                                                                                                                    --------------
                                                                                                                        50,893,550

AUTOMOBILES - 0.62%
Ford Motor Company                                                                                   760,000            12,160,000
                                                                                                                    --------------


BANKING - 10.00%
Bank One Corp. *                                                                                     780,100            30,018,248
Citigroup, Inc.                                                                                    1,652,665            64,040,769
FleetBoston Financial Corp. *                                                                        850,200            27,503,970
KeyCorp *                                                                                            489,100            13,352,430
Wachovia Corp. *                                                                                     770,100            29,402,418
Wells Fargo & Company                                                                                603,000            30,186,180
                                                                                                                    --------------
                                                                                                                       194,504,015

BIOTECHNOLOGY - 1.20%
Amgen, Inc. *                                                                                        432,000            18,092,160
Genzyme Corp. *                                                                                      275,300             5,296,772
                                                                                                                    --------------
                                                                                                                        23,388,932

BUILDING MATERIALS & CONSTRUCTION - 0.54%
Masco Corp. *                                                                                        384,600            10,426,506
                                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
BUSINESS SERVICES - 2.49%
Accenture, Ltd., Class A * (a)                                                                       602,500        $   11,447,500
Automatic Data Processing, Inc. *                                                                    579,000            25,215,450
Computer Sciences Corp. *                                                                            244,600            11,691,880
                                                                                                                    --------------
                                                                                                                        48,354,830

CABLE AND TELEVISION - 2.07%
Comcast Corp., Class A, Non Voting Stock *                                                           885,000            21,098,400
Viacom, Inc., Class B * (a)                                                                          432,100            19,172,277
                                                                                                                    --------------
                                                                                                                        40,270,677

CHEMICALS - 2.72%
Dow Chemical Company *                                                                               750,500            25,802,190
E.I. Du Pont De Nemours & Company *                                                                  612,300            27,186,120
                                                                                                                    --------------
                                                                                                                        52,988,310

COMPUTERS & BUSINESS EQUIPMENT - 7.23%
Cisco Systems, Inc. *                                                                              2,280,300            31,810,185
Dell Computer Corp. *                                                                                725,900            18,975,026
Hewlett-Packard Company *                                                                          1,202,825            18,379,166
IBM Corp.                                                                                            516,200            37,166,400
Intel Corp. *                                                                                      1,879,900            34,345,773
                                                                                                                    --------------
                                                                                                                       140,676,550

CONSTRUCTION & MINING EQUIPMENT - 0.85%
Caterpillar, Inc. *                                                                                  336,500            16,471,675
                                                                                                                    --------------

COSMETICS & TOILETRIES - 2.79%
Kimberly-Clark Corp.                                                                                 587,600            36,431,200
The Gillette Company *                                                                               527,300            17,859,651
                                                                                                                    --------------
                                                                                                                        54,290,851

ELECTRICAL EQUIPMENT - 3.73%
General Electric Company *                                                                         2,496,600            72,526,230
                                                                                                                    --------------

ELECTRIC UTILITIES - 2.79%
Exelon Corp.                                                                                         432,287            22,608,610
FPL Group, Inc.                                                                                      527,100            31,620,729
                                                                                                                    --------------
                                                                                                                        54,229,339

FINANCIAL SERVICES - 3.58%
Household International, Inc.                                                                        384,000            19,084,800
Merrill Lynch & Company, Inc. *                                                                      683,800            27,693,900
The Goldman Sachs Group, Inc. *                                                                      310,400            22,767,840
                                                                                                                    --------------
                                                                                                                        69,546,540

FOOD & BEVERAGES - 1.97%
PepsiCo, Inc.                                                                                        721,100            34,757,020
The Coca-Cola Company                                                                                 63,100             3,533,600
                                                                                                                    --------------
                                                                                                                        38,290,620

GAS & PIPELINE UTILITIES - 0.61%
El Paso Corp.                                                                                        575,900            11,869,299
                                                                                                                    --------------

HEALTHCARE PRODUCTS - 2.52%
Abbott Laboratories                                                                                  686,400            25,842,960
Johnson & Johnson                                                                                    442,900            23,145,954
                                                                                                                    --------------
                                                                                                                        48,988,914

HEALTHCARE SERVICES - 1.56%
HCA-The Healthcare Company *                                                                         638,600            30,333,500
                                                                                                                    --------------

HOTELS & RESTAURANTS - 1.22%
McDonalds Corp. *                                                                                    836,100            23,787,045
                                                                                                                    --------------

INSURANCE - 4.59%
American International Group, Inc.                                                                   744,675            50,809,175
Marsh & McLennan Companies, Inc. *                                                                   398,300            38,475,780
                                                                                                                    --------------
                                                                                                                        89,284,955

INTERNATIONAL OIL - 1.44%
Royal Dutch Petroleum Company                                                                        506,900            28,016,363
                                                                                                                    --------------

LEISURE TIME - 1.32%
AOL Time Warner, Inc. *                                                                            1,741,400            25,615,994
                                                                                                                    --------------

MANUFACTURING - 0.67%
Illinois Tool Works, Inc. *                                                                          192,000        $   13,113,600
                                                                                                                    --------------

METAL & METAL PRODUCTS - 1.38%
Alcoa, Inc. *                                                                                        808,000            26,785,200
                                                                                                                    --------------

PAPER - 1.31%
International Paper Company *                                                                        584,500            25,472,510
                                                                                                                    --------------

PETROLEUM SERVICES - 7.23%
ChevronTexaco Corp. *                                                                                359,200            31,789,200
Exxon Mobil Corp. *                                                                                2,032,800            83,182,176
Schlumberger, Ltd. *                                                                                 553,700            25,747,050
                                                                                                                    --------------
                                                                                                                       140,718,426

PHARMACEUTICALS - 9.65%
Eli Lilly & Company *                                                                                376,100            21,212,040
Merck & Company, Inc. *                                                                              451,300            22,853,832
Pfizer, Inc. *                                                                                     1,406,275            49,219,625
Pharmacia Corp. *                                                                                  1,071,619            40,132,131
Schering-Plough Corp.                                                                                719,500            17,699,700
Wyeth *                                                                                              714,700            36,592,640
                                                                                                                    --------------
                                                                                                                       187,709,968

PUBLISHING - 1.93%
Gannett, Inc. *                                                                                      494,700            37,547,730
                                                                                                                    --------------

RETAIL GROCERY - 0.85%
Safeway, Inc. *                                                                                      566,400            16,533,216
                                                                                                                    --------------

RETAIL TRADE - 6.91%
Costco Wholesale Corp. *                                                                             248,900             9,612,518
CVS Corp. *                                                                                          836,300            25,590,780
The Home Depot, Inc. *                                                                               938,300            34,463,759
Wal-Mart Stores, Inc.                                                                              1,175,600            64,669,756
                                                                                                                    --------------
                                                                                                                       134,336,813

SANITARY SERVICES - 0.78%
Waste Management, Inc. *                                                                             580,300            15,116,815
                                                                                                                    --------------

SEMICONDUCTORS - 0.85%
Texas Instruments, Inc. *                                                                            701,600            16,627,920
                                                                                                                    --------------

SOFTWARE - 5.13%
Microsoft Corp. *                                                                                  1,513,600            82,793,920
Oracle Corp. *                                                                                     1,803,900            17,082,933
                                                                                                                    --------------
                                                                                                                        99,876,853

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.13%
Motorola, Inc. *                                                                                   1,338,500            19,301,170
Verizon Communications, Inc. *                                                                       550,698            22,110,525
                                                                                                                    --------------
                                                                                                                        41,411,695

TELEPHONE - 1.22%
SBC Communications, Inc.                                                                             778,100            23,732,050
                                                                                                                    --------------

TRUCKING & FREIGHT - 0.45%
Fedex Corp.                                                                                          165,300             8,827,020
                                                                                                                    --------------

TOTAL COMMON STOCK
(Cost: $1,876,879,306)                                                                                              $1,924,724,511
                                                                                                                    --------------


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT                 VALUE
                                                                                                  ------                 -----
SHORT TERM INVESTMENTS - 1.04%
Navigator Securities Lending Trust, 1.95%                                                     $   20,229,920        $   20,229,920
                                                                                                                    --------------
REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with Dillon Read, dated 06/28/2002 at 1.89%, to be repurchased at $104,016 on 07/01/2002, collateralized by $104,000 U.S.
    Treasury Bonds, 5.25% due 08/15/2003 (valued at $109,593 including interest)

                                                                                              $      104,000        $      104,000
                                                                                                                    --------------

TOTAL INVESTMENTS (GROWTH & INCOME TRUST)  (Cost: $1,897,213,226)
                                                                                                                    $1,945,058,431
                                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------
U.S. LARGE CAP VALUE TRUST

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
COMMON STOCK - 86.83%
ADVERTISING - 1.04%
DoubleClick, Inc. *                                                                                  109,800        $      814,716
The Interpublic Group of Companies, Inc. *                                                            71,200             1,762,912
TMP Worldwide, Inc. * (a)                                                                            161,100             3,463,650
                                                                                                                    --------------
                                                                                                                         6,041,278

AEROSPACE - 1.40%
United Technologies Corp.                                                                            119,400             8,107,260
                                                                                                                    --------------

APPAREL & TEXTILES - 0.18%
V.F. Corp. *                                                                                          26,900             1,054,749
                                                                                                                    --------------

AUTO SERVICES - 0.31%
AutoNation, Inc. *                                                                                   125,000             1,812,500
                                                                                                                    --------------

BANKING - 4.16%
Bank of America Corp. *                                                                               22,700             1,597,172
Bank One Corp. *                                                                                     303,200            11,667,136
Citigroup, Inc.                                                                                       74,956             2,904,545
Wells Fargo & Company                                                                                158,900             7,954,534
                                                                                                                    --------------
                                                                                                                        24,123,387

BIOTECHNOLOGY - 1.30%
Applera Corp. - Applied Biosystems Group *                                                           385,900             7,521,191
                                                                                                                    --------------

BROADCASTING - 1.35%
Cablevision Systems Corp., Class A * (a)                                                             154,700             1,463,462
Cablevision Systems Corp.-Rainbow Media Group * (a)                                                  151,350             1,324,313
Entercom Communications Corp. *                                                                        7,700               353,430
Liberty Media Corp., Series A *                                                                      439,600             4,396,000
Radio One, Inc., Class D * (a)                                                                        20,700               307,809
                                                                                                                    --------------
                                                                                                                         7,845,014

BUILDING MATERIALS & CONSTRUCTION - 0.38%
American Standard Companies, Inc. *                                                                   29,400             2,207,940
                                                                                                                    --------------

BUSINESS SERVICES - 2.46%
Fluor Corp. *                                                                                        146,600             5,710,070
Kinder Morgan Management LLC *                                                                        99,002             3,019,561
Robert Half International, Inc. *                                                                    109,200             2,544,360
Tyco International, Ltd. *                                                                           222,100             3,000,571
                                                                                                                    --------------
                                                                                                                        14,274,562

CABLE AND TELEVISION - 1.28%
Charter Communications, Inc., Class A * (a)                                                          147,000               599,760
Cox Communications, Inc., Class A *                                                                  123,800             3,410,690
Viacom, Inc., Class A *                                                                               23,000             1,022,580
Viacom, Inc., Class B *                                                                               54,100             2,400,417
                                                                                                                    --------------
                                                                                                                         7,433,447

CELLULAR COMMUNICATIONS - 0.76%
Sprint Corp. (PCS Group), Series 1 * (a)                                                             993,100             4,439,157
                                                                                                                    --------------

CHEMICALS - 1.77%
Air Products & Chemicals, Inc.                                                                        98,500             4,971,295
Ashland, Inc. *                                                                                       38,500             1,559,250
E.I. Du Pont De Nemours & Company *                                                                   47,300             2,100,120
NOVA Chemicals Corp. *                                                                                71,900             1,620,626
                                                                                                                    --------------
                                                                                                                        10,251,291

COMPUTERS & BUSINESS EQUIPMENT - 2.39%
Cisco Systems, Inc. *                                                                                552,900             7,712,955
Hewlett-Packard Company *                                                                            178,530             2,727,938
IBM Corp.                                                                                             24,500             1,764,000
Intel Corp. *                                                                                         91,400        $    1,669,878
                                                                                                                    --------------
                                                                                                                        13,874,771

COSMETICS & TOILETRIES - 0.35%
Estee Lauder Companies, Inc., Class A *                                                               57,000             2,006,400
                                                                                                                    --------------

DOMESTIC OIL - 0.89%
Unocal Corp. *                                                                                       140,100             5,175,294
                                                                                                                    --------------

DRUGS & HEALTH CARE - 0.85%
Becton Dickinson & Company                                                                            96,100             3,310,645
Pacificare Health Systems, Inc. * (a)                                                                  8,000               217,600
Quintiles Transnational Corp. *                                                                      111,400             1,391,386
                                                                                                                    --------------
                                                                                                                         4,919,631

ELECTRICAL EQUIPMENT - 2.25%
Emerson Electric Company *                                                                            70,500             3,772,455
General Electric Company *                                                                           276,700             8,038,135
Sony Corp., ADR                                                                                       23,200             1,231,920
                                                                                                                    --------------
                                                                                                                        13,042,510

ELECTRIC UTILITIES - 0.74%
The AES Corp. *                                                                                      789,100             4,276,922
                                                                                                                    --------------

ELECTRONICS - 1.44%
Agilent Technologies, Inc. *                                                                         204,204             4,829,425
General Motors Corp., Class H *                                                                       88,300               918,320
Koninklijke Philips Electronics NV                                                                    64,400             1,777,440
Polycom, Inc. * (a)                                                                                   67,700               811,723
                                                                                                                    --------------
                                                                                                                         8,336,908

FINANCIAL SERVICES - 9.97%
Americredit Corp. * (a)                                                                               92,300             2,589,015
Federal National Mortgage Association                                                                 29,000             2,138,750
Household International, Inc.                                                                         79,300             3,941,210
IndyMac Bancorp, Inc. *                                                                              102,000             2,313,360
J.P. Morgan Chase & Company *                                                                        314,100            10,654,272
SLM Corp. *                                                                                          188,100            18,226,890
The Goldman Sachs Group, Inc. *                                                                       27,000             1,980,450
Washington Mutual, Inc.                                                                              432,500            16,050,075
                                                                                                                    --------------
                                                                                                                        57,894,022

FOOD & BEVERAGES - 4.31%
Anheuser-Busch Companies, Inc. *                                                                      98,000             4,900,000
Campbell Soup Company *                                                                              222,400             6,151,584
General Mills, Inc. *                                                                                 57,700             2,543,416
H.J. Heinz Company *                                                                                 112,800             4,636,080
Kellogg Company *                                                                                     37,700             1,351,922
Kraft Foods, Inc., Class A *                                                                          41,900             1,715,805
PepsiCo, Inc.                                                                                         77,700             3,745,140
                                                                                                                    --------------
                                                                                                                        25,043,947

GAS & PIPELINE UTILITIES - 0.74%
El Paso Corp.                                                                                         19,500               401,895
NiSource, Inc. * (a)                                                                                  60,400             1,318,532
Williams Companies, Inc. *                                                                           429,200             2,570,908
                                                                                                                    --------------
                                                                                                                         4,291,335

HEALTHCARE PRODUCTS - 2.13%
Guidant Corp. *                                                                                      249,649             7,546,889
Medtronic, Inc.                                                                                      113,000             4,842,050
                                                                                                                    --------------
                                                                                                                        12,388,939

HEALTHCARE SERVICES - 0.28%
Lincare Holdings, Inc. *                                                                              49,500             1,598,850
                                                                                                                    --------------

HOLDINGS COMPANIES/CONGLOMERATES - 0.98%
Berkshire Hathaway, Inc., Class A *                                                                       85             5,678,000
                                                                                                                    --------------

HOTELS & RESTAURANTS - 0.64%
McDonalds Corp. *                                                                                     82,000             2,332,900
                                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
HOTELS & RESTAURANTS - CONTINUED
Starwood Hotels & Resorts Worldwide, Inc. *                                                           42,700        $    1,404,403
                                                                                                                    --------------
                                                                                                                         3,737,303

HOUSEHOLD PRODUCTS - 0.28%
The Clorox Company *                                                                                  39,300             1,625,055
                                                                                                                    --------------

INDUSTRIAL MACHINERY - 0.80%
Dover Corp. *                                                                                         70,900             2,481,500
Ingersoll-Rand Company, Inc., Class A *                                                               46,800             2,136,888
                                                                                                                    --------------
                                                                                                                         4,618,388

INSURANCE - 2.59%
American International Group, Inc.                                                                    27,187             1,854,969
Cincinnati Financial Corp.                                                                            53,800             2,503,314
Hartford Financial Services Group, Inc. *                                                             33,700             2,004,139
The Allstate Corp.                                                                                     4,700               173,806
The PMI Group, Inc. (a)                                                                               78,000             2,979,600
The Principal Financial Group, Inc. *                                                                 22,800               706,800
XL Capital, Ltd., Class A                                                                             56,800             4,810,960
                                                                                                                    --------------
                                                                                                                        15,033,588

INTERNATIONAL OIL - 2.52%
Royal Dutch Petroleum Company                                                                        159,000             8,787,930
Shell Transport & Trading Company PLC, ADR                                                            47,200             2,124,472
Weatherford International, Ltd. * (a)                                                                 86,500             3,736,800
                                                                                                                    --------------
                                                                                                                        14,649,202

INTERNET CONTENT - 0.18%
The Thomson Corp. * (a)                                                                               33,800             1,065,376
                                                                                                                    --------------

INTERNET RETAIL - 0.43%
Amazon.com, Inc. * (a)                                                                                13,500               219,375
eBay, Inc. * (a)                                                                                      37,100             2,286,102
                                                                                                                    --------------
                                                                                                                         2,505,477

INTERNET SOFTWARE - 0.42%
Macromedia, Inc. *                                                                                    66,300               588,081
VeriSign, Inc. * (a)                                                                                 255,900             1,839,921
                                                                                                                    --------------
                                                                                                                         2,428,002

LEISURE TIME - 2.65%
AOL Time Warner, Inc. *                                                                              301,000             4,427,710
Carnival Corp., Class A *                                                                            138,200             3,826,758
The Walt Disney Company *                                                                             91,900             1,736,910
USA Interactive * (a)                                                                                208,700             4,894,015
Vivendi Universal, ADR (a)                                                                            22,500               483,750
                                                                                                                    --------------
                                                                                                                        15,369,143

LIFE SCIENCES - 1.64%
Forest Laboratories, Inc. *                                                                          134,200             9,501,360
                                                                                                                    --------------

MANUFACTURING - 0.67%
Illinois Tool Works, Inc. *                                                                           56,700             3,872,610
                                                                                                                    --------------

NEWSPAPERS - 0.15%
Knight-Ridder, Inc. *                                                                                 14,100               887,595
                                                                                                                    --------------

PETROLEUM SERVICES - 4.05%
Baker Hughes, Inc. *                                                                                 234,600             7,809,834
BJ Services Company *                                                                                 59,600             2,019,248
Exxon Mobil Corp. *                                                                                  241,300             9,873,996
Schlumberger, Ltd. *                                                                                  44,000             2,046,000
Transocean Offshore, Inc. *                                                                           56,100             1,747,515
                                                                                                                    --------------
                                                                                                                        23,496,593

PHARMACEUTICALS - 8.11%
Allergan, Inc. *                                                                                     145,500             9,712,125
AstraZeneca PLC, ADR (a)                                                                             442,000            18,122,000
Eli Lilly & Company *                                                                                 49,800             2,808,720
Pfizer, Inc. *                                                                                       468,900            16,411,500
                                                                                                                    --------------
                                                                                                                        47,054,345

RAILROADS & EQUIPMENT - 0.28%
Union Pacific Corp. *                                                                                 25,400        $    1,607,312
                                                                                                                    --------------

RETAIL TRADE - 2.98%
Lowe's Companies, Inc. *                                                                             234,500            10,646,300
RadioShack Corp. *                                                                                    69,500             2,089,170
Wal-Mart Stores, Inc.                                                                                 39,000             2,145,390
Williams-Sonoma, Inc. *                                                                               79,200             2,428,272
                                                                                                                    --------------
                                                                                                                        17,309,132

SEMICONDUCTORS - 8.14%
Altera Corp. *                                                                                       238,300             3,240,880
Applied Materials, Inc. *                                                                            750,200            14,268,804
Applied Micro Circuits Corp. *                                                                       310,300             1,467,719
ASML Holding NV *                                                                                     87,100             1,316,952
Broadcom Corp., Class A * (a)                                                                         78,300             1,373,382
Credence Systems Corp. * (a)                                                                          72,300             1,284,771
KLA-Tencor Corp. *                                                                                   214,800             9,449,052
Lam Research Corp. * (a)                                                                              72,000             1,294,560
Linear Technology Corp.                                                                               46,700             1,467,781
Novellus Systems, Inc. *                                                                              31,600             1,074,400
PMC-Sierra, Inc. * (a)                                                                               259,300             2,403,711
Teradyne, Inc. *                                                                                     265,700             6,243,950
Xilinx, Inc. *                                                                                       105,700             2,370,851
                                                                                                                    --------------
                                                                                                                        47,256,813

SOFTWARE - 1.82%
Cadence Design Systems, Inc. *                                                                        84,200             1,357,304
Checkfree Corp. * (a)                                                                                162,500             2,541,500
Microsoft Corp. *                                                                                    114,400             6,257,680
VERITAS Software Corp. *                                                                              19,700               389,863
                                                                                                                    --------------
                                                                                                                        10,546,347

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.40%
Amdocs, Ltd. * (a)                                                                                   105,000               792,750
AT&T Corp. *,                                                                                        243,500             2,605,450
Corning, Inc. * (a)                                                                                  225,500               800,525
Nokia Corp., ADR                                                                                     350,700             5,078,136
Nortel Networks Corp. * (a)                                                                          199,500               289,275
QUALCOMM, Inc. *                                                                                     154,600             4,249,954
Telefonaktiebolaget LM Ericsson, ADR, Class B *                                                       94,500               136,080
                                                                                                                    --------------
                                                                                                                        13,952,170

TELEPHONE - 0.91%
SBC Communications, Inc.                                                                              42,700             1,302,350
Sprint Corp. (FON Group) *                                                                           372,600             3,953,286
                                                                                                                    --------------
                                                                                                                         5,255,636

TOBACCO - 0.53%
Philip Morris Companies, Inc. *                                                                       70,500             3,079,440
                                                                                                                    --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.20%
Hasbro, Inc. *                                                                                        86,400             1,171,584
                                                                                                                    --------------

TRAVEL SERVICES - 0.37%
Sabre Holdings, Inc. *                                                                                60,600             2,169,480
                                                                                                                    --------------

TRUCKING & FREIGHT - 0.36%
Navistar International Corp. *                                                                        64,800             2,073,600
                                                                                                                    --------------

TOTAL COMMON STOCK
(Cost: $589,384,166)                                                                                                $  503,904,856
                                                                                                                    --------------

PREFERRED STOCK - 0.72%
FINANCIAL SERVICES - 0.72%
Equity Securities Trust I, Series CVC, Class A                                                        27,500               404,250
Ford Motor Company Capital Trust II                                                                   67,300             3,785,625
                                                                                                                    --------------
                                                                                                                         4,189,875

TOTAL PREFERRED STOCK
(Cost: $4,429,551)                                                                                                  $    4,189,875
                                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT                VALUE
CONVERTIBLE BONDS - 0.98%
INTERNET RETAIL - 0.57%
Amazon.com, Inc.,
    4.75% due 02/01/2009                                                                           5,121,000        $    3,310,214
                                                                                                                    --------------

MINING - 0.29%
Freeport-McMoRan Copper & Gold, Inc., 144A, 8.25% due
    01/31/2006                                                                                     1,132,000             1,701,396
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.12%
Nortel Networks Corp., 144A,
    4.25% due 09/01/2008                                                                           1,437,000               666,624

TOTAL CONVERTIBLE BONDS
(Cost: $6,081,156)                                                                                                  $    5,678,234
                                                                                                                    --------------

SHORT TERM INVESTMENTS - 8.47%
Navigator Securities Lending Trust, 1.95%                                                     $   49,178,778        $   49,178,778
                                                                                                                    --------------

REPURCHASE AGREEMENTS - 3.00%
Repurchase Agreement with State Street Corp., dated 06/28/2002 at
    0.85%, to be repurchased at 17,418,234 on 07/01/2002,
    collateralized by $17,770,000 U.S. Treasury Bonds, 5.375% due
    02/15/2031 (valued at $17,768,294, including interest)                                    $   17,417,000        $   17,417,000
                                                                                                                    --------------

TOTAL INVESTMENTS (U.S. LARGE CAP VALUE TRUST)  (Cost: $666,490,651)                                                $  580,368,743
                                                                                                                    ==============

EQUITY-INCOME TRUST

                                                                                                      SHARES             VALUE
COMMON STOCK - 94.44%
AEROSPACE - 4.34%
Honeywell International, Inc. *                                                                      627,100        $   22,092,733
Lockheed Martin Corp. *                                                                              137,100             9,528,450
Raytheon Company *                                                                                   202,400             8,247,800
Rockwell Collins, Inc. *                                                                             492,000            13,490,640
                                                                                                                    --------------
                                                                                                                        53,359,623

AUTO PARTS - 1.63%
Eaton Corp. *                                                                                         79,000             5,747,250
Genuine Parts Company                                                                                335,850            11,711,090
TRW, Inc. *                                                                                           45,500             2,592,590
                                                                                                                    --------------
                                                                                                                        20,050,930

AUTOMOBILES - 0.50%
Ford Motor Company (a)                                                                               385,100             6,161,600
                                                                                                                    --------------

BANKING - 6.55%
Bank of America Corp. *                                                                              176,600            12,425,576
Bank One Corp. *                                                                                     455,500            17,527,640
Citigroup, Inc.                                                                                      256,264             9,930,230
FleetBoston Financial Corp. *                                                                        495,860            16,041,071
Mercantile Bankshares Corp.                                                                          187,450             7,691,073
National City Corp. *                                                                                224,600             7,467,950
Wells Fargo & Company                                                                                190,200             9,521,412
                                                                                                                    --------------
                                                                                                                        80,604,952

BUILDING MATERIALS & CONSTRUCTION - 0.01%
Armstrong Holdings, Inc. * (a)                                                                        90,300               161,637
                                                                                                                    --------------

BUSINESS SERVICES - 0.95%
Dun & Bradstreet Corp. *                                                                             148,750             4,916,188
R.R. Donnelley & Sons Company *                                                                      247,600             6,821,380
                                                                                                                    --------------
                                                                                                                        11,737,568

CHEMICALS - 3.09%
Dow Chemical Company *                                                                               292,800        $   10,066,464
E.I. Du Pont De Nemours & Company *                                                                  329,500            14,629,800
Great Lakes Chemical Corp. * (a)                                                                     296,000             7,841,040
Hercules, Inc. *                                                                                     472,200             5,477,520
                                                                                                                    --------------
                                                                                                                        38,014,824

COMMERCIAL SERVICES - 0.62%
Moody's Corp. * (a)                                                                                  152,000             7,562,000
                                                                                                                    --------------

COMPUTERS & BUSINESS EQUIPMENT - 1.07%
Hewlett-Packard Company *                                                                            772,611            11,805,496
Xerox Corp. * (a)                                                                                    189,700             1,322,209
                                                                                                                    --------------
                                                                                                                        13,127,705

COSMETICS & TOILETRIES - 2.99%
International Flavors & Fragrances, Inc. *                                                           313,800            10,195,362
Kimberly-Clark Corp.                                                                                 117,300             7,272,600
The Gillette Company *                                                                               328,900            11,139,843
The Procter & Gamble Company *                                                                        92,000             8,215,600
                                                                                                                    --------------
                                                                                                                        36,823,405

DOMESTIC OIL - 2.96%
Amerada Hess Corp. *                                                                                 200,900            16,574,250
Marathon Oil Corp. *                                                                                 229,000             6,210,480
Unocal Corp. *                                                                                       369,900            13,664,106
                                                                                                                    --------------
                                                                                                                        36,448,836

DRUGS & HEALTH CARE - 0.58%
Becton Dickinson & Company                                                                           208,300             7,175,935
                                                                                                                    --------------

ELECTRICAL EQUIPMENT - 3.56%
Cooper Industries, Ltd., Class A *                                                                   380,900            14,969,370
Emerson Electric Company *                                                                            56,400             3,017,964
General Electric Company *                                                                           626,000            18,185,300
Hubbell, Inc., Class B * (a)                                                                         223,400             7,629,110
                                                                                                                    --------------
                                                                                                                        43,801,744

ELECTRIC UTILITIES - 3.20%
Constellation Energy Group, Inc.                                                                     452,500            13,276,350
Duke Energy Company                                                                                  343,200            10,673,520
Exelon Corp.                                                                                         158,925             8,311,777
FirstEnergy Corp. *                                                                                  210,775             7,035,670
                                                                                                                    --------------
                                                                                                                        39,297,317

ELECTRONICS - 0.54%
Rockwell International Corp. *                                                                       332,500             6,643,350
                                                                                                                    --------------

FINANCIAL SERVICES - 4.18%
American Express Company *,                                                                          361,800            13,140,576
Federal National Mortgage Association                                                                159,800            11,785,250
J.P. Morgan Chase & Company *                                                                        373,200            12,658,944
Mellon Financial Corp. *                                                                             439,200            13,804,056
                                                                                                                    --------------
                                                                                                                        51,388,826

FOOD & BEVERAGES - 2.67%
Campbell Soup Company *                                                                              287,500             7,952,250
General Mills, Inc. *                                                                                199,100             8,776,328
Hershey Foods Corp. *                                                                                136,400             8,525,000
Kellogg Company *                                                                                    111,400             3,994,804
McCormick & Company, Inc.                                                                            139,700             3,597,275
                                                                                                                    --------------
                                                                                                                        32,845,657

GAS & PIPELINE UTILITIES - 1.32%
El Paso Corp.                                                                                        328,900             6,778,629
NiSource, Inc. *                                                                                     432,200             9,434,926
                                                                                                                    --------------
                                                                                                                        16,213,555

HEALTHCARE PRODUCTS - 0.47%
Abbott Laboratories,                                                                                 153,500             5,779,275
                                                                                                                    --------------
HOTELS & RESTAURANTS - 2.82%
Hilton Hotels Corp. *                                                                                646,100             8,980,790
                                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
HOTELS & RESTAURANTS - CONTINUED
Hilton Hotels Corp. *                                                                                646,100        $    8,980,790
McDonalds Corp. *                                                                                    408,700            11,627,515
Starwood Hotels & Resorts Worldwide, Inc. *                                                          427,671            14,066,099
                                                                                                                    --------------
                                                                                                                        34,674,404

HOUSEHOLD APPLIANCES - 0.43%
Black & Decker Corp. *                                                                               108,500             5,229,700
                                                                                                                    --------------

HOUSEHOLD PRODUCTS - 1.85%
Fortune Brands, Inc. *                                                                               262,400            14,694,400
The Clorox Company *                                                                                 196,100             8,108,735
                                                                                                                    --------------
                                                                                                                        22,803,135

INDUSTRIAL MACHINERY - 0.85%
Pall Corp.                                                                                           504,000            10,458,000
                                                                                                                    --------------

INSURANCE - 5.72%
American International Group, Inc.                                                                   152,661            10,416,060
Aon Corp. *                                                                                          204,900             6,040,452
Chubb Corp.                                                                                          184,800            13,083,840
Lincoln National Corp. *                                                                             106,600             4,477,200
Prudential Financial, Inc. * (a)                                                                     123,600             4,123,296
SAFECO Corp. *                                                                                       425,400            13,140,606
St. Paul Companies, Inc.                                                                             137,548             5,353,368
UNUMProvident Corp. *                                                                                540,200            13,748,090
                                                                                                                    --------------
                                                                                                                        70,382,912

INTERNATIONAL OIL - 1.14%
Royal Dutch Petroleum Company                                                                        253,200            13,994,364
                                                                                                                    --------------

LEISURE TIME - 2.04%
AOL Time Warner, Inc. *                                                                              752,800            11,073,688
The Walt Disney Company *                                                                            738,500            13,957,650
                                                                                                                    --------------
                                                                                                                        25,031,338

LIQUOR - 0.90%
Brown Forman Corp., Class B * (a)                                                                    160,600            11,081,400
                                                                                                                    --------------

MANUFACTURING - 1.13%
3M Company                                                                                           113,400            13,948,200
                                                                                                                    --------------

NEWSPAPERS - 2.20%
Dow Jones & Company, Inc. * (a)                                                                      272,200            13,188,090
NEWSPAPERS - CONTINUED
Knight-Ridder, Inc. *                                                                                220,600            13,886,770
                                                                                                                    --------------
                                                                                                                        27,074,860

PAPER - 1.82%
International Paper Company *                                                                        407,455            17,756,889
MeadWestvaco Corp. (a)                                                                               135,800             4,557,448
                                                                                                                    --------------
                                                                                                                        22,314,337

PETROLEUM SERVICES - 7.15%
Baker Hughes, Inc. *                                                                                 117,600             3,914,904
BP PLC, ADR                                                                                          436,660            22,046,963
ChevronTexaco Corp. *                                                                                344,167            30,458,780
Exxon Mobil Corp. *                                                                                  768,890            31,462,979
                                                                                                                    --------------
                                                                                                                        87,883,626

PHARMACEUTICALS - 5.72%
Bristol-Myers Squibb Company *                                                                       727,900            18,707,030
Merck & Company, Inc. *                                                                              467,200            23,659,008
Schering-Plough Corp.                                                                                686,400            16,885,440
Wyeth *                                                                                              216,200            11,069,440
                                                                                                                    --------------
                                                                                                                        70,320,918

PHOTOGRAPHY - 0.88%
Eastman Kodak Company                                                                                372,400            10,862,908
                                                                                                                    --------------

PUBLISHING - 0.52%
Readers Digest Association, Inc., Class A *                                                          341,700             6,400,041
                                                                                                                    --------------

RAILROADS & EQUIPMENT - 1.59%
Union Pacific Corp. *                                                                                308,900            19,547,192
                                                                                                                    --------------

REAL ESTATE - 1.26%
Rouse Company, REIT                                                                                  104,800             3,458,400
Simon Property Group, Inc., REIT                                                                     325,900            12,006,156
                                                                                                                    --------------
                                                                                                                        15,464,556

RETAIL TRADE - 1.84%
J. C. Penney, Inc. *                                                                                 113,600             2,501,472
May Department Stores, Inc.                                                                          306,650            10,097,984
Toys R Us, Inc. * (a)                                                                                570,300             9,963,141
                                                                                                                    --------------
                                                                                                                        22,562,597

SANITARY SERVICES - 1.10%
Waste Management, Inc. *                                                                             518,932            13,518,179
                                                                                                                    --------------

SEMICONDUCTORS - 0.77%
Agere Systems, Inc., Class A * (a)                                                                   742,505             1,039,507
Agere Systems, Inc., Class B *                                                                       255,382               383,073
Texas Instruments, Inc. *                                                                            341,300             8,088,810
                                                                                                                    --------------
                                                                                                                         9,511,390

SOFTWARE - 0.66%
Microsoft Corp. *                                                                                    147,300             8,057,310
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.63%
AT&T Corp. *,                                                                                      1,301,250            13,923,375
Corning, Inc. * (a)                                                                                  335,100             1,189,605
Lucent Technologies, Inc. * (a)                                                                    1,142,500             1,896,550
Motorola, Inc. *                                                                                     673,500             9,711,870
Verizon Communications, Inc. *                                                                       445,836            17,900,315
                                                                                                                    --------------
                                                                                                                        44,621,715

TELEPHONE - 4.21%
Alltel Corp. *                                                                                       254,300            11,952,100
BellSouth Corp.                                                                                      422,000            13,293,000
Qwest Communications International, Inc. *                                                         1,976,100             5,533,080
SBC Communications, Inc.                                                                             476,364            14,529,102
Sprint Corp. (FON Group) *                                                                           612,700             6,500,747
                                                                                                                    --------------
                                                                                                                        51,808,029

TOBACCO - 1.41%
Philip Morris Companies, Inc. *                                                                      148,500             6,486,480
UST, Inc.                                                                                            319,700            10,869,800
                                                                                                                    --------------
                                                                                                                        17,356,280

TOYS, AMUSEMENTS & SPORTING GOODS - 0.66%
Hasbro, Inc. *                                                                                       596,600             8,089,896
                                                                                                                    --------------

TRANSPORTATION - 0.91%
Norfolk Southern Corp. *                                                                             479,900            11,220,062
                                                                                                                    --------------

TOTAL COMMON STOCK
(Cost: $1,186,797,650)                                                                                              $1,161,416,088
                                                                                                                    --------------


PREFERRED STOCK - 0.29%
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.29%
Lucent Technologies Inc. * (a)                                                                         6,660             3,230,100
Lucent Technologies, Inc., 144A *                                                                      6,900               334,650
                                                                                                                    --------------
                                                                                                                         3,564,750

TOTAL PREFERRED STOCK
(Cost: $5,632,010)                                                                                                  $    3,564,750
                                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT                VALUE
                                                                                                  ------                -----
CONVERTIBLE BONDS - 0.29%
FINANCIAL SERVICES - 0.29%
Ford Motor Company Capital Trust II
    6.50% due 01/15/2032                                                                              63,500        $    3,571,875
                                                                                                                    --------------
TOTAL CONVERTIBLE BONDS
(Cost: $3,175,000)                                                                                                  $    3,571,875
                                                                                                                    --------------

SHORT TERM INVESTMENTS - 4.55%
Navigator Securities Lending Trust,
    1.95%                                                                                     $   29,131,821        $   29,131,821
T. Rowe Price Reserve Investor Fund                                                               26,797,998            26,797,998
                                                                                                                    --------------
                                                                                                                    $   55,929,819

REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State Street Corp., dated 06/28/2002 at 0.85%
    to be repurchased at $5,289,375 on 07/01/2002, collateralized by
    $5,425,000 U.S. Treasury Bonds, 5.50% due 08/15/2028 (valued at
    $5,395,607, including interest)                                                           $    5,289,000        $    5,289,000
                                                                                                                    --------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)  (Cost: $1,256,823,479)                                                     $1,229,771,532
                                                                                                                    ==============


INCOME & VALUE TRUST

                                                                                                     SHARES                VALUE
                                                                                                     ------                -----
COMMON STOCK - 59.96%
ADVERTISING - 0.69%
DoubleClick, Inc. *                                                                                   64,300        $      477,106
The Interpublic Group of Companies, Inc. *                                                            41,500             1,027,540
TMP Worldwide, Inc. * (a)                                                                            108,200             2,326,300
                                                                                                                    --------------
                                                                                                                         3,830,946

AEROSPACE - 0.95%
United Technologies Corp.                                                                             77,600             5,269,040
                                                                                                                    --------------

APPAREL & TEXTILES - 0.13%
V.F. Corp. *                                                                                          18,900               741,069
                                                                                                                    --------------

BANKING - 2.45%
Bank of America Corp. *                                                                               15,600             1,097,616
Bank One Corp. *                                                                                     191,400             7,365,072
Citigroup, Inc.                                                                                       53,822             2,085,603
Wells Fargo & Company                                                                                 59,000             2,953,540
                                                                                                                    --------------
                                                                                                                        13,501,831

BIOTECHNOLOGY - 0.86%
Applera Corp. - Applied Biosystems Group *                                                           244,400             4,763,356
                                                                                                                    --------------

BROADCASTING - 1.04%
Cablevision Systems Corp., Class A * (a)                                                              98,000               927,080
Cablevision Systems Corp.-Rainbow Media Group * (a)                                                  102,650               898,188
Entercom Communications Corp. *                                                                        5,500               252,450
Fox Entertainment Group, Inc., Class A *                                                              15,900               345,825
Liberty Media Corp., Series A *                                                                      309,300             3,093,000
Radio One, Inc., Class D * (a)                                                                        14,500               215,615
                                                                                                                    --------------
                                                                                                                         5,732,158

BUILDING MATERIALS & CONSTRUCTION - 0.21%
American Standard Companies, Inc. *                                                                   15,400             1,156,540
                                                                                                                    --------------

BUSINESS SERVICES - 1.73%
Fluor Corp. *                                                                                         99,700             3,883,315
Kinder Morgan Management LLC *                                                                        63,829             1,946,785
Robert Half International, Inc. *                                                                     73,900             1,721,870
Tyco International, Ltd. *                                                                           148,800             2,010,288
                                                                                                                    --------------
                                                                                                                         9,562,258

CABLE AND TELEVISION - 1.13%
Cox Communications, Inc., Class A *                                                                   77,000             2,121,350
Viacom, Inc., Class A *                                                                               92,000             4,090,320
                                                                                                                    --------------
                                                                                                                         6,211,670

CELLULAR COMMUNICATIONS - 0.51%
Nextel International, Inc.,144A *                                                                        576                   959
Sprint Corp. (PCS Group), Series 1 * (a)                                                             629,600             2,814,312
                                                                                                                    --------------
                                                                                                                         2,815,271

CHEMICALS - 1.00%
Air Products & Chemicals, Inc.,                                                                       63,900             3,225,033
Ashland, Inc. *                                                                                       25,300             1,024,650
E.I. Du Pont De Nemours & Company *                                                                   29,000             1,287,600
                                                                                                                    --------------
                                                                                                                         5,537,283

COMPUTERS & BUSINESS EQUIPMENT - 1.62%
Cisco Systems, Inc. *                                                                                357,600             4,988,520
Hewlett-Packard Company *                                                                            119,819             1,830,834
IBM Corp.                                                                                             14,100             1,015,200
Intel Corp. *                                                                                         61,600             1,125,432
                                                                                                                    --------------
                                                                                                                         8,959,986

COSMETICS & TOILETRIES - 0.24%
Estee Lauder Companies, Inc., Class A *                                                               37,500             1,320,000
                                                                                                                    --------------

DOMESTIC OIL - 0.59%
Unocal Corp. *                                                                                        87,600             3,235,944
                                                                                                                    --------------

DRUGS & HEALTH CARE - 0.58%
Becton Dickinson & Company                                                                            63,454             2,185,990
Quintiles Transnational Corp. *                                                                       82,400             1,029,176
                                                                                                                    --------------
                                                                                                                         3,215,166

ELECTRICAL EQUIPMENT - 1.53%
Emerson Electric Company *                                                                            49,200             2,632,692
General Electric Company *                                                                           174,700             5,075,035
Sony Corp., ADR                                                                                       14,100               748,710
                                                                                                                    --------------
                                                                                                                         8,456,437

ELECTRIC UTILITIES - 0.53%
The AES Corp. *                                                                                      534,500             2,896,990
                                                                                                                    --------------

ELECTRONICS - 1.00%
Agilent Technologies, Inc. *                                                                         134,226             3,174,445
General Motors Corp., Class H *                                                                       61,400               638,560
Koninklijke Philips Electronics NV                                                                    41,400             1,142,640
Polycom, Inc. * (a)                                                                                   45,600               546,744
                                                                                                                    --------------
                                                                                                                         5,502,389

FINANCIAL SERVICES - 7.41%
Americredit Corp. * (a)                                                                               55,200             1,548,360
Federal National Mortgage Association                                                                 18,600             1,371,750
Household International, Inc.                                                                         45,000             2,236,500
IndyMac Bancorp, Inc. *                                                                              236,300             5,359,284
J.P. Morgan Chase & Company *                                                                        204,400             6,933,248
SLM Corp. *                                                                                          126,200            12,228,780
The Goldman Sachs Group, Inc. *                                                                       14,000             1,026,900
Washington Mutual, Inc.                                                                              274,800            10,197,828
                                                                                                                    --------------
                                                                                                                        40,902,650

FOOD & BEVERAGES - 3.12%
Anheuser-Busch Companies, Inc. *                                                                      65,400             3,270,000
Campbell Soup Company *                                                                              159,799             4,420,040
General Mills, Inc. *                                                                                 41,700             1,838,136

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
FOOD & BEVERAGES - CONTINUED
H.J. Heinz Company *                                                                                  71,100        $    2,922,210
Kellogg Company *                                                                                     24,100               864,226
Kraft Foods, Inc., Class A *                                                                          31,900             1,306,305
PepsiCo, Inc.                                                                                         53,600             2,583,520
                                                                                                                    --------------
                                                                                                                        17,204,437

GAS & PIPELINE UTILITIES - 0.49%
El Paso Corp.                                                                                         13,000               267,930
NiSource, Inc. *                                                                                      40,200               877,566
Williams Companies, Inc. *                                                                           260,600             1,560,994
                                                                                                                    --------------
                                                                                                                         2,706,490

HEALTHCARE PRODUCTS - 1.44%
Guidant Corp. *                                                                                      156,563             4,732,899
Medtronic, Inc.                                                                                       75,600             3,239,460
                                                                                                                    --------------
                                                                                                                         7,972,359

HEALTHCARE SERVICES - 0.20%
Lincare Holdings, Inc. *                                                                              34,500             1,114,350
                                                                                                                    --------------

HOLDINGS COMPANIES/CONGLOMERATES - 0.61%
Berkshire Hathaway, Inc., Class A *                                                                       50             3,340,000
                                                                                                                    --------------

HOTELS & RESTAURANTS - 0.28%
McDonalds Corp. *                                                                                     55,000             1,564,750
                                                                                                                    --------------

HOUSEHOLD PRODUCTS - 0.18%
The Clorox Company *                                                                                  24,400             1,008,940
                                                                                                                    --------------

INDUSTRIAL MACHINERY - 0.49%
Dover Corp. *                                                                                         43,000             1,505,000
Ingersoll-Rand Company, Inc., Class A *                                                               26,300             1,200,858
                                                                                                                    --------------
                                                                                                                         2,705,858

INSURANCE - 2.15%
American International Group, Inc.                                                                    23,875             1,628,991
Cincinnati Financial Corp.                                                                            36,300             1,689,039
Hartford Financial Services Group, Inc. *                                                             23,100             1,373,757
The Allstate Corp.                                                                                     3,100               114,638
The PMI Group, Inc.                                                                                   63,600             2,429,520
The Principal Financial Group, Inc. *                                                                 19,600               607,600
XL Capital, Ltd., Class A                                                                             47,500             4,023,250
                                                                                                                    --------------
                                                                                                                        11,866,795

INTERNATIONAL OIL - 1.74%
Royal Dutch Petroleum Company                                                                        107,800             5,958,106
Shell Transport & Trading Company PLC, ADR                                                            29,300             1,318,793
Weatherford International, Ltd. *                                                                     53,400             2,306,880
                                                                                                                    --------------
                                                                                                                         9,583,779

INTERNET CONTENT - 0.13%
The Thomson Corp. * (a)                                                                               23,000               724,960
                                                                                                                    --------------

INTERNET RETAIL - 0.28%
eBay, Inc. *                                                                                          25,000             1,540,500
                                                                                                                    --------------

INTERNET SOFTWARE - 0.32%
Macromedia, Inc. *                                                                                    58,400               518,008
VeriSign, Inc. * (a)                                                                                 173,300             1,246,027
                                                                                                                    --------------
                                                                                                                         1,764,035

LEISURE TIME - 1.84%
AOL Time Warner, Inc. *                                                                              192,900             2,837,559
Carnival Corp., Class A *                                                                             95,300             2,638,857
The Walt Disney Company *                                                                             58,200             1,099,980
USA Interactive * (a)                                                                                136,900             3,210,305
Vivendi Universal, ADR (a)                                                                            16,100               346,150
                                                                                                                    --------------
                                                                                                                        10,132,851

LIFE SCIENCES - 1.11%
Forest Laboratories, Inc. *                                                                           86,900             6,152,520
                                                                                                                    --------------

MANUFACTURING - 0.44%
Illinois Tool Works, Inc. *                                                                           35,700             2,438,310
                                                                                                                    --------------

PETROLEUM SERVICES - 2.72%
Baker Hughes, Inc. *                                                                                 152,200             5,066,738
BJ Services Company *                                                                                 35,800             1,212,904
Exxon Mobil Corp. *                                                                                  154,400             6,318,048
Schlumberger, Ltd. *                                                                                  30,000             1,395,000
Transocean Offshore, Inc. *                                                                           33,500             1,043,525
                                                                                                                    --------------
                                                                                                                        15,036,215

PHARMACEUTICALS - 5.53%
Allergan, Inc. *                                                                                      90,600             6,047,550
AstraZeneca PLC, ADR (a)                                                                             295,600            12,119,600
Eli Lilly & Company *                                                                                 31,000             1,748,400
Pfizer, Inc. *                                                                                       303,600            10,626,000
                                                                                                                    --------------
                                                                                                                        30,541,550

RAILROADS & EQUIPMENT - 0.20%
Union Pacific Corp. *                                                                                 17,200             1,088,416
                                                                                                                    --------------

RETAIL TRADE - 2.25%
Lowe's Companies, Inc. *                                                                             175,700             7,976,780
RadioShack Corp. *                                                                                    40,000             1,202,400
Wal-Mart Stores, Inc.                                                                                 26,500             1,457,765
Williams-Sonoma, Inc. *                                                                               58,200             1,784,412
                                                                                                                    --------------
                                                                                                                        12,421,357

SEMICONDUCTORS - 5.59%
Altera Corp. *                                                                                       156,600             2,129,760
Applied Materials, Inc. *                                                                            483,000             9,186,660
Applied Micro Circuits Corp. *                                                                       211,200               998,976
ASML Holding NV * (a)                                                                                 73,100             1,105,272
Broadcom Corp., Class A * (a)                                                                         52,900               927,866
Credence Systems Corp. *                                                                              38,500               684,145
KLA-Tencor Corp. *                                                                                   137,600             6,053,024
Lam Research Corp. *                                                                                  39,000               701,220
Linear Technology Corp.                                                                               31,400               986,902
Novellus Systems, Inc. *                                                                              26,000               884,000
PMC-Sierra, Inc. *                                                                                   170,500             1,580,535
Teradyne, Inc. *                                                                                     171,300             4,025,550
Xilinx, Inc. *                                                                                        70,800             1,588,044
                                                                                                                    --------------
                                                                                                                        30,851,954

SOFTWARE - 1.21%
Cadence Design Systems, Inc. *                                                                        49,100               791,492
Checkfree Corp. * (a)                                                                                102,000             1,595,280
Microsoft Corp. *                                                                                     74,100             4,053,270
VERITAS Software Corp. *                                                                              12,800               253,312
                                                                                                                    --------------
                                                                                                                         6,693,354

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.69%
Amdocs, Ltd. *                                                                                        68,900               520,195
AT&T Corp. *,                                                                                        161,000             1,722,700
Corning, Inc. *                                                                                      167,500               594,625
Nokia Corp., ADR                                                                                     236,300             3,421,624
Nortel Networks Corp. * (a)                                                                          163,500               237,075
QUALCOMM, Inc. *                                                                                      97,600             2,683,024
Telefonaktiebolaget LM Ericsson, ADR, Class B *                                                       85,000               122,400
                                                                                                                    --------------
                                                                                                                         9,301,643

TELEPHONE - 0.65%
SBC Communications, Inc.                                                                              29,000               884,500
Sprint Corp. (FON Group) *                                                                           253,900             2,693,879
                                                                                                                    --------------
                                                                                                                         3,578,379

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                   SHARES                VALUE
                                                                                                   ------                -----
TOBACCO - 0.39%
Philip Morris Companies, Inc. *                                                                       49,500        $    2,162,160
                                                                                                                    --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.18%
Hasbro, Inc. *                                                                                        71,700               972,252
                                                                                                                    --------------

TRAVEL SERVICES - 0.27%
Sabre Holdings, Inc. *                                                                                41,100             1,471,380
                                                                                                                    --------------

TRUCKING & FREIGHT - 0.26%
Navistar International Corp. *                                                                        45,400             1,452,800
                                                                                                                    --------------

TOTAL COMMON STOCK
(Cost: $385,734,106)                                                                                                $  331,003,378
                                                                                                                    --------------

PREFERRED STOCK - 0.06%
FINANCIAL SERVICES - 0.06%
Equity Securities Trust I, Series CVC, Class A                                                        23,800               349,860
                                                                                                                    --------------
TOTAL PREFERRED STOCK
(Cost: $862,731)                                                                                                    $      349,860
                                                                                                                    --------------

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT                VALUE
                                                                                                  ------                -----
U.S. TREASURY OBLIGATIONS - 5.43%
U.S. TREASURY BONDS - 1.27%
5.25% due 02/15/2029                                                                               3,250,000             3,057,308
6.25% due 05/15/2030                                                                          $      335,000               362,885
7.25% due 05/15/2016                                                                                 275,000               324,101
7.875% due 02/15/2021                                                                              2,000,000             2,517,820
8.00% due 11/15/2021                                                                                 205,000               262,207
8.50% due 02/15/2020                                                                                 385,000               510,179
                                                                                                                    --------------
                                                                                                                         7,034,500

U.S. TREASURY NOTES - 4.16%
3.25% due 05/31/2004                                                                               9,500,000             9,572,732
5.25% due 08/15/2003                                                                                 750,000               775,950
5.625% due 05/15/2008                                                                              3,890,000             4,151,952
5.75% due 08/15/2010                                                                               2,800,000             2,995,104
6.125% due 08/15/2007                                                                                170,000               185,290
6.25% due 02/15/2007                                                                               4,425,000             4,841,968
6.75% due 05/15/2005                                                                                 390,000               425,646
                                                                                                                    --------------
                                                                                                                        22,948,642

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $29,438,220)                                                                                                 $   29,983,142
                                                                                                                    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.12%
FEDERAL HOME LOAN BANK - 0.19%
5.25% due 02/13/2004                                                                               1,000,000             1,036,500
                                                                                                                    --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.83%
5.25% due 01/15/2006                                                                                 790,000               823,686
6.00% due 08/01/2016 - 02/01/2017                                                                  3,395,420             3,467,572
5.125% due 10/15/2008                                                                                285,000               290,295
                                                                                                                    --------------
                                                                                                                         4,581,553

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.04%
5.125% due 02/13/2004                                                                              1,500,000             1,556,385
6.00% due 12/15/2005 - 05/15/2008                                                                  1,920,000             2,047,944
6.00% due 05/01/2014 - 04/01/2032                                                                  7,700,797             7,730,419
6.25% due 05/15/2029                                                                               1,750,000             1,748,110
6.50% TBA **                                                                                       2,740,000             2,793,101
6.50% due 06/01/2014 - 04/01/2032                                                                  6,049,398             6,198,591
6.625% due 11/15/2010                                                                                360,000               391,795
7.00% due 09/01/2031 - 01/01/2032                                                                  5,686,829             5,889,394
7.125% due 01/15/2030                                                                                244,000               273,234
7.50% due 01/25/2028 - 10/01/2031                                                                  4,044,328             4,264,234
7.50% VR due 05/01/2031                                                                              439,735               461,444
                                                                                                                    --------------
                                                                                                                        33,354,651

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.06%
6.00% due 06/15/2029 - 03/15/2032                                                                  1,789,088        $    1,794,891
FRN 6.00% due 02/15/2029                                                                             771,777               773,945
6.50% due 05/15/2029 - 04/15/2032                                                                  6,460,447             6,604,310
7.00% due 04/15/2029                                                                               1,598,862             1,659,811
8.00% due 06/15/2027 - 01/15/2029                                                                    506,001               541,040
                                                                                                                    --------------
                                                                                                                        11,373,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $49,015,744)                                                                                                 $   50,346,701
                                                                                                                    --------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.09%
GOVERNMENT OF MEXICO - 0.07%
8.625% due 03/12/2008                                                                                145,000               154,331
9.875% due 02/01/2010                                                                                195,000               219,180
                                                                                                                    --------------
                                                                                                                           373,511

REPUBLIC OF SOUTH AFRICA - 0.02%
7.375% due 04/25/2012                                                                                140,000               138,425
                                                                                                                    --------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $506,030)                                                                                                    $      511,936
                                                                                                                    --------------

CORPORATE BONDS - 9.09%
AEROSPACE - 0.04%
Raytheon Company,
   8.30% due 03/01/2010                                                                              200,000               225,880
                                                                                                                    --------------
AIR TRAVEL - 0.15%
Continental Airlines, Inc.,Series 2000-1, Class A,
   8.048% due 11/01/2020
                                                                                                     240,799               249,453
Delta Air Lines, Inc.,
   Series 2001-1, Class A-2,
   7.111% due 03/18/2013                                                                             125,000               128,869
   Series 2002-1, Class C,
   7.779% due 01/02/2012                                                                              30,000                30,484
Northwest Airlines, Inc.,
   8.52% due 04/07/2004                                                                              450,000               405,000
                                                                                                                    --------------
                                                                                                                           813,806

AMUSEMENT & THEME PARKS - 0.18%
Six Flags, Inc.,
   8.875% due 02/01/2010                                                                           1,000,000               995,000
                                                                                                                    --------------

APPAREL & TEXTILES - 0.04%
VF Corp.,
   8.10% due 10/01/2005                                                                              200,000               216,734
                                                                                                                    --------------

AUTO PARTS - 0.06%
ArvinMeritor, Inc.,
   6.625% due 06/15/2007                                                                             275,000               274,610
   8.75% due 03/01/2012                                                                               50,000                53,158
                                                                                                                    --------------
                                                                                                                           327,768

AUTO SERVICES - 0.04%
Hertz Corp.,
   7.625% due 08/15/2007                                                                             200,000               204,854
                                                                                                                    --------------

AUTOMOBILES - 0.00%
Ford Motor Company,
   7.45% due 07/16/2031                                                                               25,000                23,232
                                                                                                                    --------------

BANKING - 0.30%
Bank of America Corp.,
   7.125% due 09/15/2006                                                                             250,000               272,850
                                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT                VALUE
                                                                                                  ------                -----
BANKING - CONTINUED
Capital One Bank,
   6.875% due 02/01/2006                                                                              80,000        $       80,184
   8.25% due 06/15/2005                                                                              750,000               775,942
Capital One Financial Corp.,
   7.25% due 05/01/2006                                                                              250,000               245,375
First Union National Bank,
   7.80% due 08/18/2010                                                                              250,000               280,218
                                                                                                                    --------------
                                                                                                                         1,654,569

BROADCASTING - 0.58%
Chancellor Media Corp.,
   8.00% due 11/01/2008                                                                        $     400,000               388,000
Clear Channel Communications, Inc.,
   6.00% due 11/01/2006                                                                              500,000               475,315
   7.65% due 09/15/2010                                                                              250,000               245,440
   7.875% due 06/15/2005                                                                             190,000               193,564
Cox Radio, Inc.,
   6.375% due 05/15/2005                                                                           1,000,000               980,340
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                                                                             375,000               382,500
Young Broadcasting, Inc.,
   10.00% due 03/01/2011                                                                             325,000               292,500
   Series B, 8.75% due 06/15/2007                                                                    250,000               225,000
                                                                                                                    --------------
                                                                                                                         3,182,659

CABLE AND TELEVISION - 0.65%
CBS Corp., 7.15% due 05/20/2005                                                                      500,000               529,365
Charter Communications Holdings,
   10.00% due 05/15/2011                                                                             750,000               502,500
   144A,  step up to 12.125% due 01/15/2012                                                        1,575,000               504,000
Charter Communications Holdings,  Capital Corp., Step up to 11.75% due
   05/15/2011                                                                                         25,000                 8,750
Comcast Cable Communications, Inc.,
   7.125% due 06/15/2013                                                                              80,000                71,082
Univision Communications, Inc.,
   7.85% due 07/15/2011                                                                            1,495,000             1,556,648
Viacom, Inc.,
   7.70% due 07/30/2010                                                                              370,000               400,570
                                                                                                                    --------------
                                                                                                                         3,572,915

CELLULAR COMMUNICATIONS - 0.75%
AT&T Wireless Services, Inc.,
   8.125% due 05/01/2012                                                                             675,000               550,334
Cingular Wireless LLC, 144A,
   7.125% due 12/15/2031                                                                             250,000               211,370
Crown Castle International Corp.,
   Step up to 10.375% due 05/15/2011                                                               1,500,000               675,000
   10.75% due 08/01/2011                                                                             500,000               330,000
Nextel Communications, Inc.,
   12.00% due 11/01/2008                                                                           1,750,000               962,500
Nextel Partners, Inc.,
   11.00% due 03/15/2010                                                                           1,075,000               423,500
Telus Corp.,
   7.50% due 06/01/2007                                                                              550,000               495,357
Voicestream Wireless Corp.,
   10.375% due 11/15/2009                                                                            522,000               495,561
                                                                                                                    --------------
                                                                                                                         4,143,622

CONTAINERS & GLASS - 0.05%
Stone Container Corp.,
   9.75% due 02/01/2011                                                                              250,000               265,000
                                                                                                                    --------------

COSMETICS & TOILETRIES - 0.01%
Estee Lauder Companies, Inc.,
   6.00% due 01/15/2012                                                                               80,000        $       81,069
                                                                                                                    --------------

CRUDE PETROLEUM & NATURAL GAS - 0.06%
Southern Natural Gas Company,
   8.00% due 03/01/2032                                                                              330,000               325,526
                                                                                                                    --------------

DOMESTIC OIL - 0.10%
Devon Financing Corp. ULC,
   6.875% due 09/30/2011                                                                             500,000               518,640
Pemex Project Funding Master Trust,
   8.50% due 02/15/2008                                                                               51,000                53,008
                                                                                                                    --------------
                                                                                                                           571,648

ELECTRIC UTILITIES - 0.36%
CILCORP, Inc.,
   8.70% due 10/15/2009                                                                               75,000                81,259
   9.375% due 10/15/2029                                                                              25,000                28,524
Coastal Corp.,
   6.50% due 06/01/2008                                                                            1,250,000             1,178,663
Edison Mission,
   9.875% due 04/15/2011                                                                             695,000               683,699
                                                                                                                    --------------
                                                                                                                         1,972,145

ELECTRONICS - 0.25%
Koninklijke Philips Electronics NV,
   7.20% due 06/01/2026                                                                              750,000               787,583
Solectron Corp.,
   9.625% due 02/15/2009                                                                             625,000               568,750
                                                                                                                    --------------
                                                                                                                         1,356,333

ENERGY - 0.14%
Oncor Electric, 144A,
   7.00% due 05/01/2032                                                                              125,000               125,925
Peco Energy Company, 144A,
   5.95% due 11/01/2011                                                                               80,000                80,390
Progress Energy, Inc.,
   5.85% due 10/30/2008                                                                              550,000               549,346
                                                                                                                    --------------
                                                                                                                           755,661

FINANCIAL SERVICES - 1.84%
AIG SunAmerica Global Financing VII, 144A,
   5.85% due 08/01/2008                                                                              250,000               259,031
Associates Corp. of North America,
   5.75% due 11/01/2003                                                                            1,125,000             1,164,949
CIT Group, Inc., 7.75% due 04/02/2012                                                                350,000               344,549
Corporacion Andina de Fomento, 144A,
   6.875% due 03/15/2012                                                                             170,000               172,015
Credit Suisse First Boston USA, Inc.,
   6.50% due 01/15/2012                                                                              625,000               629,899
Federal Home Loan Mortgage Corp. (a),
   4.25% due 06/15/2005                                                                              470,000               479,532
Ford Motor Credit Company,
   5.80% due 01/12/2009                                                                              500,000               468,885
   6.50% due 01/25/2007                                                                              625,000               627,431
   7.375% due 10/28/2009 - 02/01/2011                                                                650,000               659,261
   FRN 4.225% due 10/25/2004                                                                         150,000               149,421
Gemstone Investors, Ltd., 144A,
   7.71% due 10/31/2004                                                                              700,000               682,252
General Electric Capital Corp., MTNA, 6.00% due 06/15/2012                                           110,000               110,377
General Motors Acceptance Corp.,
   2.276% due 04/05/2004                                                                             150,000               147,669

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT                VALUE
                                                                                                  ------                -----
FINANCIAL SERVICES - CONTINUED
General Motors Acceptance Corp.,
   6.125% due 09/15/2006                                                                             225,000        $      228,933
   6.875% due 09/15/2011                                                                           1,000,000               991,220
   8.00% due 11/01/2031                                                                               25,000                25,635
Household Finance Corp.,
   6.40% due 06/17/2008                                                                            1,850,000             1,858,806
   8.00% due 05/09/2005                                                                              100,000               107,321
J.P. Morgan Chase & Company,
   5.35% due 03/01/2007                                                                              230,000               232,162
Nationwide Life Global Funding I, 144A,
   5.35% due 02/15/2007                                                                              110,000               112,452

USA Education, Inc.,
   5.625% due 04/10/2007                                                                             215,000               222,069
Washington Mutual, Inc.,
   5.625% due 01/15/2007                                                                             500,000               510,705
                                                                                                                    --------------
                                                                                                                        10,184,574

FOOD & BEVERAGES - 0.27%
ConAgra Foods, Inc.,
   7.875% due 09/15/2010                                                                             375,000               422,659
Delhaize America, Inc.,
   8.125% due 04/15/2011                                                                             295,000               309,862
Kellogg Company, Series B,
   6.60% due 04/01/2011                                                                              150,000               157,033
Kroger Company,
   7.50% due 04/01/2031                                                                              200,000               206,938
Nabisco, Inc.,
   7.55% due 06/15/2015                                                                              375,000               421,245
                                                                                                                    --------------
                                                                                                                         1,517,737

GAS & PIPELINE UTILITIES - 0.33%
El Paso Energy Corp.,
   7.80% due 08/01/2031                                                                              250,000               233,215
Williams Companies, Inc.,
   6.50% due 12/01/2008                                                                              750,000               593,100
   7.125% due 09/01/2011                                                                             300,000               241,947
   144A, 8.125% due 03/15/2012                                                                       345,000               287,105
   144A, 8.75% due 03/15/2032                                                                        160,000               129,506
Williams Companies, Inc., 144A,
   FRN 2.79625% due 07/31/2002                                                                       320,000               313,600
                                                                                                                    --------------
                                                                                                                         1,798,473

HEALTHCARE SERVICES - 0.16%
Aetna, Inc., 7.375% due 03/01/2006                                                                   495,000               512,929
Humana, Inc., 7.25% due 08/01/2006                                                                   360,000               375,131
                                                                                                                    --------------
                                                                                                                           888,060

HOTELS & RESTAURANTS - 0.19%
Boyd Gaming Corp., 9.25% due 08/01/2009                                                              500,000               535,000
Harrahs Operating Company, Inc.,
   7.125% due 06/01/2007                                                                             300,000               315,451
MGM Mirage, Inc.,
   8.50% due 09/15/2010                                                                              140,000               144,351
Starwood Hotels & Resorts Worldwide, Inc., 144A,
   7.375% due 05/01/2007                                                                              75,000                74,303
                                                                                                                    --------------
                                                                                                                         1,069,105

INSURANCE - 0.13%
Monumental Global Funding, 144A,
   5.20% due 01/30/2007                                                                              625,000               635,392
Prudential Financial, 144A,
   6.375% due 07/23/2006                                                                             100,000               105,136
                                                                                                                    --------------
                                                                                                                           740,528

LEISURE TIME - 0.08%
AOL Time Warner, Inc.,
   6.15% due 05/01/2007                                                                              160,000               152,840
   7.70% due 05/01/2032                                                                               40,000                35,291
Royal Caribbean Cruises, Ltd.,
   7.00% due 10/15/2007                                                                              300,000        $      264,750
                                                                                                                    --------------
                                                                                                                           452,881

MEDICAL-HOSPITALS - 0.02% HCA, Inc.,
   7.125% due 06/01/2006                                                                              90,000                93,542
                                                                                                                    --------------

PAPER - 0.04% Georgia-Pacific Corp.,
   7.50% due 05/15/2006                                                                              125,000               120,379
   8.125% due 05/15/2011                                                                             125,000               118,357
                                                                                                                    --------------
                                                                                                                           238,736

PUBLISHING - 0.35%
Belo (A.H.) Corp.,
   7.125% due 06/01/2007                                                                             220,000               220,664
   7.75% due 06/01/2027                                                                               20,000                17,918
Time Warner, Inc.,
   7.57% due 02/01/2024                                                                              750,000               652,718
   8.18% due 08/15/2007                                                                            1,000,000             1,035,640
                                                                                                                    --------------
                                                                                                                         1,926,940

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1,
   6.061% due 01/17/2023                                                                              75,000                70,443
                                                                                                                    --------------

REAL ESTATE - 0.05%
EOP Operating LP,
   7.75% due 11/15/2007                                                                              250,000               272,795
                                                                                                                    --------------

RETAIL TRADE - 0.06%
J.C. Penney Co., Inc.,
   7.95% due 04/01/2017                                                                              300,000               271,500
Toys R Us, Inc.,
   7.625% due 08/01/2011                                                                              40,000                39,041
                                                                                                                    --------------
                                                                                                                           310,541

SANITARY SERVICES - 0.07%
Waste Management, Inc., 144A,
   7.75% due 05/15/2032                                                                              375,000               376,234
                                                                                                                    --------------

SEMICONDUCTORS - 0.07%
Analog Devices, Inc.,
   4.75% due 10/01/2005                                                                              400,000               382,520
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.63%
American Tower Corp.,
   9.375% due 02/01/2009                                                                             825,000               453,750
AT&T Corp., 144A,
   7.30% due 11/15/2011                                                                              210,000               172,937
   8.00% due 11/15/2031                                                                              500,000               363,550
Centennial Cellular Operating Company, LLC,
   10.75% due 12/15/2008                                                                             275,000               151,250
Deutsche Telekom International,
   1.00% due 06/15/2010                                                                       $      210,000        $      205,802
Dobson Communications Corp.,
   10.875% due 07/01/2010                                                                            600,000               354,000
Koninklijke (Royal) KPN NV,
   8.375% due 10/01/2030                                                                             250,000               243,108
Nortel Networks, Ltd.,
   6.125% due 02/15/2006                                                                             125,000                77,500
PCCW-HKTC Capital, Ltd., 144A,
   7.75% due 11/15/2011                                                                              500,000               504,060
Telstra Corp. Ltd.,
   6.375% due 04/01/2012                                                                             485,000               495,525
Verizon Wireless, Inc.,
   5.375% due 12/15/2006                                                                             500,000               466,410
                                                                                                                    --------------
                                                                                                                         3,487,892

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT                VALUE
                                                                                                  ------                -----
Telephone - 1.03%
CenturyTel, Inc., Series H,
    8.375% due 10/15/2010                                                                            825,000        $      799,623
Liberty Media Corp.,
    7.875% due 07/15/2009                                                                            700,000               687,841
Qwest Capital Funding, Inc.,
    7.25% due 02/15/2011                                                                             170,000                93,500
   7.625% due 08/03/2021                                                                             750,000               386,250
   7.75% due 08/15/2006                                                                              875,000               533,750
   7.90% due 08/15/2010                                                                              660,000               366,300
SBA Communications Corp.,
   10.25% due 02/01/2009                                                                             575,000               330,625
   Step up to 12.00% due 03/01/2008                                                                  300,000               166,500
Sprint Capital Corp.,
    6.00% due 01/15/2007                                                                             350,000               293,871
   144A, 8.375% due 03/15/2012                                                                       745,000               610,826
   144A, 8.75% due 03/15/2032                                                                        625,000               481,206
Vodafone Group PLC,
    7.625% due 02/15/2005                                                                            875,000               927,946
                                                                                                                    --------------
                                                                                                                         5,678,237

TOTAL CORPORATE BONDS
(Cost: $55,962,563)                                                                                                 $   50,177,660
                                                                                                                    --------------

CONVERTIBLE BONDS - 1.23%
FINANCIAL SERVICES - 0.51%
Ford Motor Company Capital Trust II
6.50% due 01/15/2032                                                                                  50,600             2,846,250
                                                                                                                    --------------

INTERNET RETAIL - 0.40%
Amazon.com, Inc.,
    4.75% due 02/01/2009                                                                           3,397,000             2,195,821
                                                                                                                    --------------

MINING - 0.22%
Freeport-McMoRan Copper & Gold, Inc., 144A, 8.25% due 01/31/2006                                     809,000             1,215,927
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.10%
Nortel Networks Corp., 144A,
    4.25% due 09/01/2008                                                                           1,191,000               552,505
                                                                                                                    --------------

TOTAL CONVERTIBLE BONDS
(Cost: $7,031,967)                                                                                                  $    6,810,503
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.46%
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class
    C, 7.928% due 07/15/2032
                                                                                              $      250,000               281,877
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A2, 5.935%
    due 02/15/2034 due 01/15/2006
                                                                                                   1,125,000             1,178,975
DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A1B, 144A,
    6.85% due 12/17/2027
                                                                                                     354,001               364,215
FHLMC Structured Pass Through Securities, T-41, Class 3A, 7.50% due
    07/25/2032                                                                                       750,000               795,115
First Investors Auto Owner Trust, Series 2002-A, Class A, 3.46% due
    12/15/2008                                                                                        83,501                83,709
First Union National Bank Commercial Mortgage Trust, Series 2002- C1, Class
    A1,  5.585% due 02/12/2034
                                                                                                     613,901               627,753
GMAC Commercial Mortgage Security, Inc., Series 1997-C1, Class A3,
    6.869% due 07/15/2029
                                                                                                     375,000               405,379
Holmes Financing, PLC., Series 2, Class 1C, 3.18% due 07/15/2040
                                                                                                     100,000                99,937
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class A1, 7.0215% VR
    due 06/15/2021
                                                                                                     442,299        $      453,248
Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A3, 7.12% due
    06/18/2029                                                                                       375,000               406,079
Residential Funding Mortgage Securities II, Series 2000-HI5, Class AI4, 6.94% due
    12/25/2014                                                                                       500,000               526,029
Residential Funding Mortgage Securities II, Series 2001 HS2, Class A4, 6.43% due
    04/25/2016                                                                                       750,000               786,202
Salomon Brothers Commercial Mortgage Securities, Class A3, Series 2001-C1,
    6.428% due 12/18/2035
                                                                                                     750,000               791,191
Structured Asset Securities Corp., Series 1998-RF2, Class A, 144A, 8.5244%
   VR due 07/15/2027
                                                                                                   1,159,617             1,261,443
                                                                                                                    --------------
                                                                                                                         8,061,152

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,776,294)                                                                                                  $    8,061,152
                                                                                                                    --------------

ASSET BACKED SECURITIES - 0.72%
ACLC Business Loan Receivables Trust, Series 2002-1A, Class A1, 5.408% due
    12/15/2022                                                                                       244,031               246,308
Government Lease Trust, Series 1999-GSA1, Class A2, 144A, 6.18% due
    05/18/2005                                                                                     2,000,000             2,097,747
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 144A, 6.251% due
    02/15/2020                                                                                       500,000               521,016
Pegasus Aviation Lease Securitization, Series 2000-1, Class A2, 144A, 8.37% due
    03/25/2030
                                                                                                     375,000               336,829
Sears Credit Account Master Trust, Series 1998-2, Class A, 5.25% due 10/16/2008                      500,000               512,340
Vanderbilt Acquisition Loan Trust, Class A3, Series 2002-1, 5.70% due
    09/07/2023                                                                                       250,000               254,492
                                                                                                                    --------------
                                                                                                                         3,968,732

TOTAL ASSET BACKED SECURITIES
(Cost: $3,851,779)                                                                                                  $    3,968,732
                                                                                                                    --------------

SHORT TERM INVESTMENTS - 10.21%
Navigator Securities Lending Trust, 1.95%
                                                                                              $   57,842,054        $   57,842,054
                                                                                                                    --------------

REPURCHASE AGREEMENTS - 2.63% ***
Repurchase Agreement with State Street Corp., dated 06/28/2002 at 0.85%, to be repurchased at $14,493,027 on 07/01/2002, collateralized by
    $13,545,000 U.S. Treasury Bonds, 6.25% due 05/15/2030 valued at
    $14,782,729, including interest)                                                          $   14,492,000        $   14,492,000
                                                                                                                    --------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)  (Cost: $612,513,488)                                                      $  553,547,118
                                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

BALANCED TRUST

                                                             SHARES                VALUE
                                                             ------                -----
COMMON STOCK - 59.92%

AEROSPACE - 2.60%

General Dynamics Corp.                                          11,900          $  1,265,565
Lockheed Martin Corp. *                                         22,300             1,549,850
Raytheon Company *                                               8,600               350,450
United Technologies Corp.                                       12,350               838,565
                                                                                ------------
                                                                                   4,004,430

AIR TRAVEL - 0.09%

ExpressJet Holdings, Inc. *                                     10,500               137,025
                                                                                ------------

AUTOMOBILES - 1.29%

General Motors Corp. *                                          37,100             1,982,995
                                                                                ------------
BANKING - 4.16%

Bank of America Corp. *                                         22,100             1,554,956
Bank of New York, Inc.                                          38,600             1,302,750
Citigroup, Inc.                                                 22,600               875,750
US Bancorp                                                      61,900             1,445,365
Wells Fargo & Company                                           24,500             1,226,470
                                                                                ------------
                                                                                   6,405,291

BUILDING MATERIALS & CONSTRUCTION - 0.78%

Masco Corp. *                                                   44,200             1,198,262
                                                                                ------------

BUSINESS SERVICES - 1.44%

First Data Corp.                                                37,000             1,376,400
Tyco International, Ltd. *                                      62,200               840,322
                                                                                ------------
                                                                                   2,216,722

CABLE AND TELEVISION - 0.45%

Viacom, Inc., Class B *                                         15,500               687,735
                                                                                ------------

CELLULAR COMMUNICATIONS - 0.34%

Vodafone Group PLC, ADR (a)                                     38,700               528,255
                                                                                ------------

CHEMICALS - 0.47%

Praxair, Inc.                                                   12,800               729,216
                                                                                ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.40%

Brocade Communications Systems, Inc. * (a)                      44,200               772,616
Cisco Systems, Inc. *                                          121,750             1,698,412
Dell Computer Corp. *                                           23,500               614,290
Hewlett-Packard Company *                                       26,524               405,287
Intel Corp. *                                                   66,500             1,214,955
Network Appliance, Inc. *                                       43,300               538,652
                                                                                ------------
                                                                                   5,244,212

COSMETICS & TOILETRIES - 1.01%

Kimberly-Clark Corp.                                            12,500               775,000
The Procter & Gamble Company *                                   8,700               776,910
                                                                                ------------
                                                                                   1,551,910

DOMESTIC OIL - 1.66%

Conoco, Inc. *                                                  50,700             1,409,460
Marathon Oil Corp. *                                            42,100             1,141,752
                                                                                ------------
                                                                                   2,551,212

DRUGS & HEALTH CARE - 0.65%

Cardinal Health, Inc. *                                         16,400             1,007,124
                                                                                ------------

ELECTRICAL EQUIPMENT - 0.81%

General Electric Company *                                      42,850             1,244,793
                                                                                ------------

FINANCIAL SERVICES - 6.13%

American Express Company *                                      33,600             1,220,352
Federal National Mortgage Association                           24,700             1,821,625
J.P. Morgan Chase & Company *                                   32,200             1,092,224
MBNA Corp. *                                                    39,900             1,319,493
Merrill Lynch & Company, Inc. *                                 22,800               923,400
The Goldman Sachs Group, Inc. *                                 13,700             1,004,895
Washington Mutual, Inc.                                         55,300             2,052,183
                                                                                ------------
                                                                                   9,434,172

FOOD & BEVERAGES - 2.21%

Anheuser-Busch Companies, Inc. *                                16,400               820,000
Pepsi Bottling Group, Inc. *                                    33,000             1,016,400
The Coca-Cola Company                                           27,900             1,562,400
                                                                                ------------
                                                                                   3,398,800

GAS & PIPELINE UTILITIES - 0.56%

Dynegy, Inc., Class A *                                         51,000               367,200
El Paso Corp.                                                   23,750               489,488
                                                                                ------------
                                                                                     856,688

HEALTHCARE PRODUCTS - 1.44%

Guidant Corp. *                                                 30,700               928,061
Johnson & Johnson                                               24,700             1,290,822
                                                                                ------------
                                                                                   2,218,883

HEALTHCARE SERVICES - 1.62%

McKesson Corp. *                                                40,000             1,308,000
UnitedHealth Group, Inc. *                                      13,050             1,194,727
                                                                                ------------
                                                                                   2,502,727

HOUSEHOLD PRODUCTS - 0.55%

Newell Rubbermaid, Inc. *                                       24,000               841,440
                                                                                ------------

INSURANCE - 4.72%

Aetna, Inc. *                                                   20,150               966,595
American International Group, Inc.                              31,000             2,115,130
Cigna Corp.                                                     10,800             1,052,136
Marsh & McLennan Companies, Inc. *                              20,500             1,980,300
The Allstate Corp.                                              25,200               931,896
Travelers Property Casualty Corp., Class A *                    12,400               219,480
                                                                                ------------
                                                                                   7,265,537

LEISURE TIME - 2.03%

AOL Time Warner, Inc. *                                         92,600             1,362,146
Carnival Corp., Class A *                                       31,100               861,159
The Walt Disney Company *                                       47,500               897,750
                                                                                ------------
                                                                                   3,121,055

MANUFACTURING - 0.88%

3M Company                                                      11,000             1,353,000
                                                                                ------------

OFFICE FURNISHINGS & SUPPLIES - 1.15%

Staples, Inc. *                                                 90,250             1,777,925
                                                                                ------------

PAPER - 0.26%

Georgia-Pacific Corp. *                                         16,325               401,269
                                                                                ------------

PETROLEUM SERVICES - 1.71%

Halliburton Company *                                           89,200             1,421,848
Transocean Offshore, Inc. *                                     39,200             1,221,080
                                                                                ------------
                                                                                   2,642,928

PHARMACEUTICALS - 2.55%

Pfizer, Inc. *                                                  26,600               931,000
Pharmacia Corp. *                                               43,100             1,614,095
Wyeth *                                                         26,900             1,377,280
                                                                                ------------
                                                                                   3,922,375

PUBLISHING - 0.98%

McGraw-Hill Companies, Inc.                                     25,300             1,510,410
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                             SHARES                VALUE
                                                             ------                -----
RETAIL GROCERY - 0.31%

Sysco Corp. *                                                   17,600          $    479,072
                                                                                ------------

RETAIL TRADE - 3.86%

Best Buy Company, Inc. *                                        27,950             1,014,585
Kohl's Corp. *                                                  14,700             1,030,176
Lowe's Companies, Inc. *                                        17,900               812,660
Target Corp.                                                    31,700             1,207,770
The Home Depot, Inc. *                                          27,000               991,710
The Limited, Inc. *                                             41,900               892,470
                                                                                ------------
                                                                                   5,949,371

SEMICONDUCTORS - 2.12%

Agere Systems, Inc., Class A *                                  86,048               120,467
Agere Systems, Inc., Class B *                                  26,958                40,437
Applied Materials, Inc. *                                       31,400               597,228
Broadcom Corp., Class A *                                       25,700               450,778
Micron Technology, Inc. *                                       40,500               818,910
Texas Instruments, Inc. *                                       29,700               703,890
Xilinx, Inc. *                                                  23,700               531,591
                                                                                ------------
                                                                                   3,263,301

SOFTWARE - 3.65%

BEA Systems, Inc. *                                             60,600               576,306
Microsoft Corp. *                                               39,700             2,171,590
Oracle Corp. *                                                 107,000             1,013,290
Siebel Systems, Inc. *                                          65,100               925,722
VERITAS Software Corp. *                                        47,200               934,088
                                                                                ------------
                                                                                   5,620,996

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.88%

Lucent Technologies, Inc. * (a)                                107,100               177,786
QUALCOMM, Inc. *                                                42,700             1,173,823
                                                                                ------------
                                                                                   1,351,609

TELEPHONE - 0.79%

Alltel Corp. *                                                  25,800             1,212,600
                                                                                ------------

TOBACCO - 0.99%

Philip Morris Companies, Inc. *                                 35,000             1,528,800
                                                                                ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.54%

NIKE, Inc., Class B *                                           15,500               831,575
                                                                                ------------

TRANSPORTATION - 0.84%

Harley-Davidson, Inc.                                           25,300             1,297,131
                                                                                ------------

TOTAL COMMON STOCK
(Cost: $107,527,306)                                                            $ 92,270,846
                                                                                ------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----

U.S. TREASURY OBLIGATIONS - 6.43%

U.S. TREASURY BONDS - 0.64%

5.375% due 02/15/2031                                     $  1,000,000          $    979,210
                                                                                ------------

U.S. TREASURY NOTES - 5.79%

3.00% due 11/30/2003                                         5,900,000             5,946,846
6.25% due 07/31/2002                                         1,350,000             1,355,535
7.25% due 05/15/2004                                         1,500,000             1,622,430
                                                                                ------------
                                                                                   8,924,811

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $9,836,507)                                                              $  9,904,021
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.86%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.62%

4.75% due 03/15/2004                                         2,500,000             2,579,675
5.50% due 02/15/2006 - 11/01/2016                            3,445,117             3,497,271
6.00% due 05/15/2008 - 03/01/2028                            6,871,356             7,050,832
6.50% due 11/01/2028 - 01/01/2032                            7,037,555             7,182,703
6.625% due 11/15/2030                                        2,500,000             2,639,475
7.00% due 12/01/2029                                         4,035,649             4,179,399
                                                                                ------------
                                                                                  27,129,355

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.24%

6.50% due 12/15/2028                                           726,744               744,005
7.00% due 02/15/2028                                         2,726,510             2,836,415
7.50% due 12/15/2030                                         1,343,271             1,415,888
                                                                                ------------
                                                                                   4,996,308

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $31,327,597)                                                             $ 32,125,663
                                                                                ------------


FOREIGN GOVERNMENT OBLIGATIONS - 1.35%

GOVERNMENT OF CANADA - 1.35%

5.50% due 10/01/2008                                         2,000,000             2,072,540
                                                                                ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,976,177)                                                              $  2,072,540
                                                                                ------------

CORPORATE BONDS - 9.68%

BROADCASTING - 1.32%

TCI Communications, Inc.,
   8.65% due 09/15/2004                                      2,000,000             2,035,160
                                                                                ------------

CABLE AND TELEVISION - 1.16%

Cox Communications, Inc.,
   6.75% due 03/15/2011                                      2,000,000             1,780,720
                                                                                ------------

CELLULAR COMMUNICATIONS - 1.17%

Telus Corp.,
   7.50% due 06/01/2007                                      2,000,000             1,801,300
                                                                                ------------

DRUGS & HEALTH CARE - 1.30%

Merck & Company, Inc.,
   6.40% due 03/01/2028                                      2,000,000             2,003,540
                                                                                ------------

FINANCIAL SERVICES - 3.40%

Citigroup, Inc.,
   7.25% due 10/01/2010                                      2,000,000             2,170,760
Household Finance Corp.,
   6.50% due 01/24/2006                                      2,000,000             2,034,780
J.P. Morgan Chase & Company,
   6.75% due 02/01/2011                                      1,000,000             1,035,160
                                                                                ------------
                                                                                   5,240,700

TELEPHONE - 1.33%

New York Telephone Company,
   5.875% due 09/01/2003                                     2,000,000             2,045,720
                                                                                ------------

TOTAL CORPORATE BONDS
(Cost: $15,349,955)                                                             $ 14,907,140
                                                                                ------------

SHORT TERM INVESTMENTS - 0.75%

Navigator Securities Lending Trust, 1.95%                 $  1,157,325          $  1,157,325
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
REPURCHASE AGREEMENTS - 1.01%

Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to
   be repurchased at $1,554,233 on
   07/01/2002, collateralized by
   $1,595,000 U.S. Treasury Bills, 1.57%
   due 09/19/2002 (valued at $1,589,019
   including interest)                                    $  1,554,000          $  1,554,000
                                                                                ------------

TOTAL INVESTMENTS (BALANCED TRUST)
(Cost: $168,728,867)                                                            $153,991,535
                                                                                ============

HIGH YIELD TRUST

                                                             SHARES                VALUE
                                                             ------                -----
COMMON STOCK - 0.19%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.17%

Maxcom Telecomunicaciones  SA*                                 220,347          $      2,203
Maxcom Telecomunicaciones SA *                                  10,531                   105
Maxcom Telecomunicaciones SA *                                 170,850                 1,709
Motient Corp. *                                                149,253               677,609
Song Networks Holdings AB, ADR *                                29,128                 5,243
                                                                                ------------
                                                                                     686,869

TELEPHONE - 0.02%

Focal Communications Corp. * (a)                                18,626                43,399
Ventelo *                                                       35,092                29,749
                                                                                ------------
                                                                                      73,148

TOTAL COMMON STOCK
(Cost: $4,675,949)                                                              $    760,017
                                                                                ------------

PREFERRED STOCK - 2.29%

BROADCASTING - 0.61%

Paxson Communications Corp. JR CRT PIK, 144A *                      28               202,595
Paxson Communications Corp. JR EXEC PIK *                          286             2,237,950
                                                                                ------------
                                                                                   2,440,545

CELLULAR COMMUNICATIONS - 0.41%

Dobson Communications Corp. *                                    3,521             1,663,672
                                                                                ------------

ELECTRONICS - 0.79%

TNP Enterprises, Inc., Series D *                               32,020             3,177,985
                                                                                ------------

PUBLISHING - 0.07%

PRIMEDIA, Inc., Series D *                                       5,215               157,753
PRIMEDIA, Inc., Series F                                         3,795               114,799
                                                                                ------------
                                                                                     272,552

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.41%

Broadwing Communications, Inc., Series B (a)                     4,405               671,763
Intermedia Communications, Inc, Series B *                         970                50,925
McLeodUSA, Inc., Class A *                                      15,559                58,346
NEXTEL Communications, Inc., Series D *                         29,580               865,215
                                                                                ------------
                                                                                   1,646,249

TELEPHONE - 0.00%

XO Communications, Inc. *                                       23,875                   239
XO Communications, Inc., Series B * (a)                          2,181                    22
                                                                                ------------
                                                                                         261

TOTAL PREFERRED STOCK
(Cost: $20,713,266)                                                             $  9,201,264
                                                                                ------------

WARRANTS - 0.02%

BROADCASTING - 0.00%

Paxson Communications Corp., 144A, (Expiration date
   06/30/2003; strike price $16.00)                                832                 2,496
XM Satellite Radio, Inc.,
   (Expiration date 03/15/2010; strike price $49.50)             1,295                 7,770
                                                                                ------------
                                                                                      10,266

ELECTRONICS - 0.02%

TNP Enterprises, Inc. 144A, (Expiration date
   04/01/2011; strike price $0.01)                               1,975                60,237
                                                                                ------------

STEEL - 0.00%

Republic Technologies International LLC,
   Class D, 144A, (Expiration date
   07/15/2009; strike price $.01)                                1,315                    13
                                                                                ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

Globalstar Telecommunications, 144A,
   (Expiration date 02/15/2004; strike
   price $17.39)                                                 1,540                    15
GT Group Telecom, Inc., 144A,
   (Expiration date 02/01/2010; strike
   price $4.9106)                                                5,970                 8,955
Maxcom Telecomunicaciones SA de CV,
   144A, (Expiration date 04/01/2007;
   strike price $0.01)                                           1,675                   168
McLeodUSA, Inc., (Expiration date
   04/16/2007; strike price $ 1.354)                            34,479                 4,310
Motient Corp., 144A, (Expiration date
   04/01/2008; strike price $12.28)
                                                                 2,200                    22
                                                                                ------------
                                                                                      13,470

TELEPHONE - 0.00%

Occidente y Caribe Celular SA, 144A,
   (Expiration date 03/15/2004; strike price $1.00)             15,400                   154
                                                                                ------------

TOTAL WARRANTS
(Cost: $602,308)                                                                $     84,140
                                                                                ------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY OBLIGATIONS - 0.49%

U.S. TREASURY NOTES - 0.49%

6.50% due 10/15/2006                                      $  1,775,000          $  1,954,026
                                                                                ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,998)                                                              $  1,954,026
                                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.92%

FEDERAL REPUBLIC OF BRAZIL - 0.88%

11.00% due 01/11/2012                                        1,625,000               983,125
8.00% due 04/15/2014                                         4,075,967             2,558,077
                                                                                ------------
                                                                                   3,541,202

REPUBLIC OF COLOMBIA - 0.31%

9.75% due 04/23/2009                                         1,250,000             1,218,750
                                                                                ------------

GOVERNMENT OF MEXICO - 0.73%

8.375% due 01/14/2011                                        2,810,000             2,922,400
                                                                                ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,475,520)                                                              $  7,682,352
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
CORPORATE BONDS - 75.52%

AIR TRAVEL - 0.70%

Air Canada,
   10.25% due 03/15/2011                                  $  3,565,000          $  2,789,612
                                                                                ------------

AMUSEMENT & THEME PARKS - 0.41%

Six Flags, Inc.,
   8.875% due 02/01/2010                                     1,660,000             1,651,700
                                                                                ------------

AUTO PARTS - 3.14%

ArvinMeritor, Inc.,
   8.75% due 03/01/2012                                        830,000               882,423
Collins & Aikman Products
   Company,                                                    950,000               902,500
   11.50% due 04/15/2006 (a)
   144A, 10.75% due 12/31/2011                               2,235,000             2,246,175
Dana Corp.,
   9.00% due 08/15/2011                              EUR       375,000               368,917
   9.00% due 08/15/2011(a)                                $  3,625,000             3,570,625
Dura Operating Corp., 144A,
   8.625% due 04/15/2012                                     1,305,000             1,311,525
Lear Corp., Series B,
   8.11% due 05/15/2009                                      2,000,000             2,040,340
Metaldyne Corp., 144A,
   11.00% due 06/15/2012                                     1,305,000             1,272,375
                                                                                ------------
                                                                                  12,594,880

AUTO SERVICES - 0.33%

AutoNation, Inc.,
   9.00% due 08/01/2008                                      1,285,000             1,323,550
                                                                                ------------

BROADCASTING - 5.52%

British Sky Broadcasting Group, PLC, 8.20% due
   07/15/2009                                                4,120,000             4,060,631
   6.875% due 02/23/2009 (a)                                 1,962,000             1,804,785
Callahan Nordrhein Westfalen, 14.00% due
   07/15/2010 (a)                                            4,800,000               264,000
Nextmedia Operating, Inc.,
   10.75% due 07/01/2011                                     1,795,000             1,812,950
ONO Finance PLC,
   13.00% due 05/01/2009                                       855,000               282,150
   14.00% due 02/15/2011                                     1,485,000               504,900
   144A, zero coupon due 03/16/2011                              1,485                    56
Pegasus Communications Corp., Series B
   9.75% due 12/01/2006                                        395,000               229,100
   12.50% due 08/01/2007                                       180,000                99,900
Quebecor Media, Inc.,
   11.125% due 07/15/2011                                    1,405,000             1,380,412
   Step up to 13.75% due 07/15/2011                            625,000               365,625
Salem Communications Holding Corp.,
   9.00% due 07/01/2011                                      2,075,000             2,095,750
Telewest Communications PLC,
   Step up to 9.875% due 04/15/2009                  GBP     3,845,000             1,934,553
   9.875% due 02/01/2010 (a)                              $  2,275,000               898,625
TV Azteca SA DE CV, Series B, 10.50% due
   02/15/2007 (a)                                            4,030,000             3,788,200
XM Satellite Radio, Inc.,
   14.00% due 03/15/2010                                       785,000               337,550
Young Broadcasting, Inc.,
   10.00% due 03/01/2011 (a)                                 2,510,000             2,259,000
                                                                                ------------
                                                                                  22,118,187

BUILDING MATERIALS & CONSTRUCTION - 0.28%

D.R. Horton, Inc.,
   8.00% due 02/01/2009 (a)                                  1,130,000             1,121,525
                                                                                ------------

BUSINESS SERVICES - 0.79%

Encompass Services Corp.,
   10.50% due 05/01/2009 (a)                                 1,300,000               741,000
Solectron Corp.,
   zero coupon due 11/20/2020                                5,195,000             2,435,416
                                                                                ------------
                                                                                   3,176,416

CABLE AND TELEVISION - 1.09%

AOL Time Warner, Inc.,
   6.875% due 05/01/2012                                     2,945,000             2,707,574
CSC Holdings, Inc.,
   7.875% due 02/15/2018                                     1,600,000             1,151,792
   Series B, 7.625% due 04/01/2011 (a)                         650,000               512,044
                                                                                ------------
                                                                                   4,371,410

CELLULAR COMMUNICATIONS - 0.20%

American Cellular Corp.,
   9.50% due 10/15/2009                                      1,875,000               300,000
Dobson/Sygnet Communications, 12.25% due
   12/15/2008 (a)                                              775,000               480,500
Winstar Communications, Inc.,
   Step up to 14.75% due 04/15/2010                         14,830,000                 1,483
   12.75% due 04/15/2010 (a)                                   700,000                    70
                                                                                ------------
                                                                                     782,053

CHEMICALS - 4.45%

Acetex Corp.,
   10.875% due 08/01/2009                                    1,155,000             1,206,975
Equistar Chemicals LP,
   10.125% due 09/01/2008                                    3,140,000             2,998,700
Huntsman ICI Chemicals,
   10.125% due 07/01/2009                            EUR     1,200,000             1,017,885
   10.125% due 07/01/2009 (a)                             $  4,140,000             3,684,600
International Specialty Holdings, 144A,
   10.625% due 12/15/2009                                    3,195,000             3,163,050
ISP Chemco, Inc., Series B,
   10.25% due 07/01/2011                                     1,050,000             1,071,000
Lyondell Chemical Company, Series A,
   9.625% due 05/01/2007                                     1,535,000             1,458,250
Messer Grieshiem Holding AG,
   10.375% due 06/01/2011                            EUR     1,560,000             1,665,789
Millennium America, Inc.,
   9.25% due 06/15/2008 (a)                               $  1,560,000             1,581,887
                                                                                ------------
                                                                                  17,848,136

COMPUTERS & BUSINESS EQUIPMENT - 1.03%

Globix Corp.,
   12.50% due 02/01/2010 @                                   3,660,000               658,800
International Game Technology, 8.375%
   due 05/15/2009                                            3,300,000             3,473,250
                                                                                ------------
                                                                                   4,132,050

CONSTRUCTION MATERIALS - 0.13%
Pindo Deli Finance Mauritius, Ltd.,
   10.75% due 10/01/2007                                     2,845,000               512,100
                                                                                ------------

CONSTRUCTION & MINING EQUIPMENT - 0.18%
Case Corp., Series B,
   6.25% due 12/01/2003 (a)                                    775,000               728,500
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
CONTAINERS & GLASS - 2.96%

Norampac, Inc.,
   9.50% due 02/01/2008                                   $  3,260,000          $  3,455,600
Owens-Illinois, Inc.,
   Series 2008, 7.35% due 05/15/2008 (a)                     1,025,000               912,250
   Series 2010, 7.50% due 05/15/2010                         3,800,000             3,344,000
   7.80% due 05/15/2018                                      1,225,000             1,010,625
Pliant Corp.,
   13.00% due 06/01/2010                                     1,235,000             1,296,750
Riverwood International Corp. (a),
   10.875% due 04/01/2008                                    1,780,000             1,855,650
                                                                                ------------
                                                                                  11,874,875

CRUDE PETROLEUM & NATURAL GAS - 1.08%

Chesapeake Energy Corp., 144A, 8.125%
   due 04/01/2011                                            4,425,000             4,314,375
                                                                                ------------

DOMESTIC OIL - 1.85%

Hanover Equipment Test, 144A,
   8.50% due 09/01/2008                                      1,330,000             1,230,250
   8.75% due 09/01/2011                                      2,310,000             2,113,650
Magnum Hunter Resources, Inc., 144A,
   9.60% due 03/15/2012                                        475,000               489,250
Stone Energy Corp.,
   8.25% due 12/15/2011                                      1,060,000             1,060,000
Tesoro Escrpw Corp., 144A,
   9.625% due 04/01/2012                                     2,755,000             2,520,825
                                                                                ------------
                                                                                   7,413,975

DRUGS & HEALTH CARE - 1.36%

Columbia/HCA Healthcare Corp.,
   6.91% due 06/15/2005                                      2,825,000             2,908,846
   7.69% due 06/15/2025                                      1,000,000               976,130
Omnicare, Inc., Series B,
   8.125% due 03/15/2011 (a)                                 1,510,000             1,562,850
                                                                                ------------
                                                                                   5,447,826

ELECTRICAL EQUIPMENT - 0.87%

BRL Universal Equipment, 144A, 8.875%
   due 02/15/2008                                            3,505,000             3,469,950
                                                                                ------------

ELECTRIC UTILITIES - 1.31%

Calpine Corp.,
   8.50% due 02/15/2011 (a)                                  3,770,000             2,469,350
Mirant Americas Generation LLC, 8.30%
   due 05/01/2011 (a)                                        1,950,000             1,540,500
PG&E National Energy Group, Inc.,
   10.375% due 05/16/2011                                    1,235,000             1,259,700
                                                                                ------------
                                                                                   5,269,550

ELECTRONICS - 0.74%

Flextronics International, Ltd., 8.75%
   due 10/15/2007                                              180,000               180,000
   9.875% due 07/01/2010 (a)                                   300,000               312,000
Muzak LLC/Muzak Finance Corp., 9.875%
   due 03/15/2009                                            1,375,000             1,155,000
Stoneridge, Inc., 144A,
   11.50% due 05/01/2012                                     1,305,000             1,318,050
                                                                                ------------
                                                                                   2,965,050

ENERGY - 1.84%

Dynegy Holdings, Inc.,
   6.875% due 04/01/2011 (a)                                 2,070,000             1,428,300
El Paso Corp.,
   7.00% due 05/15/2011                                        260,000               247,561
   144A, 7.875% due 06/15/2012                                 790,000               795,317
PSEG Energy Holdings, Inc., 144A, 8.625%
   due 02/15/2008                                            1,800,000             1,727,595
Williams Companies, Inc.,
   7.75% due 06/15/2031 (a)                                    795,000               582,632
   Series A, 7.50% due 01/15/2031                            3,620,000             2,599,486
                                                                                ------------
                                                                                   7,380,891

FINANCIAL SERVICES - 3.15%

Case Credit Corp.,
   6.125% due 02/15/2003                                       920,000               897,000
CIT Group, Inc.,
   5.625% due 05/17/2004                                       915,000               888,199
   6.50% due 02/07/2006                                        190,000               184,534
GS Escrow Corp.,
   7.125% due 08/01/2005 (a)                                 2,385,000             2,525,286
Istar Financial, Inc.,
   8.75% due 08/15/2008                                      2,090,000             2,071,712
Jet Equipment Trust, Series C1, 144A,
   11.79% due 06/15/2013                                       300,000               299,271
Pemex Project Funding Master Trust,
   9.125% due 10/13/2010                                     1,400,000             1,470,000
PTC International Finance II SA, 11.25%
   due 12/01/2009                                    EUR     2,500,000             2,599,916
Ucar Finance Inc.,
   10.25% due 02/15/2012                                  $  1,665,000             1,698,300
                                                                                ------------
                                                                                  12,634,218

FOOD & BEVERAGES - 1.67%

Michael Foods, Inc., Series B, 11.75%
   due 04/01/2011                                            1,375,000             1,498,750
Smithfield Foods, Inc.,
   8.00% due 10/15/2009                                      1,610,000             1,634,150
   7.625% due 02/15/2008 (a)                                 3,600,000             3,573,000
                                                                                ------------
                                                                                   6,705,900

FOREST PRODUCTS - 1.19%

Tembec Industries, Inc.,
   7.75% due 03/15/2012                                      1,270,000             1,260,475
   8.50% due 02/01/2011 (a)                                  3,460,000             3,529,200
                                                                                ------------
                                                                                   4,789,675

HEALTHCARE PRODUCTS - 0.96%

Fresenius Medical Care Capital Trust I,
   7.875% due 02/01/2008                                     2,460,000             2,361,600
   IV, 7.875% due 06/15/2011                                 1,680,000             1,503,600
                                                                                ------------
                                                                                   3,865,200

HEALTHCARE SERVICES - 1.1%

Health Net, Inc.,
   8.375% due 04/15/2011                                     2,000,000             2,211,840
Healthsouth Corp.,
   7.625% due 06/01/2012                                     2,400,000             2,377,486
                                                                                ------------
                                                                                   4,589,326

HOMEBUILDERS - 2.51%

Beazer Homes USA, Inc.,
   8.625% due 05/15/2011                                     1,345,000             1,365,175
Schuler Homes, Inc.,
   9.375% due 07/15/2009                                     2,060,000             2,101,200
   10.50% due 07/15/2011 (a)                                   150,000               160,500
Technical Olympic USA, Inc., 144A,
   9.00% due 07/01/2010                                      1,400,000             1,379,000
   10.375% due 07/01/2012                                    1,435,000             1,427,825
Toll Brothers, Inc.,
   8.25% due 02/01/2011                                      3,600,000             3,618,000
                                                                                ------------
                                                                                  10,051,700

HOTELS & RESTAURANTS - 6.31%

Hilton Hotels Corp.,
   7.95% due 04/15/2007 (a)                                  2,790,000             2,906,734

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
HOTELS & RESTAURANTS - CONTINUED

HMH Properties Inc.,
   Series A, 7.875% due 08/01/2005                        $  3,525,000          $  3,441,281
   Series B, 7.875% due 08/01/2008                             820,000               783,100
Park Place Entertainment Corp.,
   7.875% due 12/15/2005                                     1,525,000             1,528,812
   8.50% due 11/15/2006                                        725,000               748,483
   9.375% due 02/15/2007                                     2,000,000             2,127,500
Prime Hospitality Corp., 144A,
   8.375% due 05/01/2012                                     2,290,000             2,244,200
Starwood Hotels & Resorts Worldwide, Inc.,
   144A, 7.375% due 05/01/2007                               1,010,000             1,000,617
   144A,7.875% due 05/01/2012                                3,635,000             3,562,300
Station Casinos, Inc.,
   8.375% due 02/15/2008 (a)                                   615,000               628,838
   8.875% due 12/01/2008 (a)                                 2,985,000             3,044,700
   9.75% due 04/15/2007                                      1,485,000             1,531,406
Venetian Casino Resort LLC, 144A,
   11.00% due 06/15/2010                                     1,740,000             1,761,750
                                                                                ------------
                                                                                  25,309,721

INDUSTRIAL MACHINERY - 1.21%

Flowserve Corp.,
   12.25% due 08/15/2010                                     1,762,000             1,991,060
NMHG Holding Company, 144A,
   10.00% due 05/15/2009                                       635,000               644,525
The Manitowoc Company, Inc.,
   10.375% due 05/15/2011                            EUR     2,085,000             2,200,186
                                                                                ------------
                                                                                   4,835,771

INDUSTRIALS - 2.92%

Amerisourcebergen Corp., 144A,
   8.125% due 09/01/2008                                  $  4,245,000             4,361,738
Fisher Scientific International, Inc.,
   7.125% due 12/15/2005                                     1,420,000             1,409,350
Louisiana Pacific Corp.,
   8.875% due 08/15/2010                                       525,000               571,649
   10.875% due 11/15/2008 (a)                                2,710,000             2,981,000
Mail-Well I Corp., 144A,
   9.625% due 03/15/2012                                     2,380,000             2,391,900
                                                                                ------------
                                                                                  11,715,637

INSURANCE - 1.49%

Aetna, Inc.,
   7.875% due 03/01/2011                                     3,010,000             3,153,818
Anthem Insurance Companies, Inc., 144A,
   9.125% due 04/01/2010                                     2,520,000             2,831,472
                                                                                ------------
                                                                                   5,985,290

INTERNATIONAL OIL - 1.11%

Vintage Petroleum, Inc.,
   7.875% due 05/15/2011 (a)                                 2,480,000             2,219,600
   8.625% due 02/01/2009 (a)                                   750,000               697,500
   9.75% due 06/30/2009                                      1,595,000             1,547,150
                                                                                ------------
                                                                                   4,464,250

INTERNET CONTENT - 0.11%

PSINet, Inc.,
   11.00% due 08/01/2009                                     1,300,000               126,750
   Series B, 10.00% due 02/15/2005                           3,320,000               323,700
                                                                                ------------
                                                                                     450,450

LEISURE TIME - 4.40%

Alliance Atlantis Communicatons, Inc.,
   13.00% due 12/15/2009                                     3,425,000             3,767,500
Charter Communications Holdings, LLC,
   10.25% due 01/15/2010 (a)                                 4,850,000             3,273,750
Harrahs Operating, Inc.,
   7.875% due 12/15/2005 (a)                                 2,280,000             2,348,400
   8.00% due 02/01/2011 (a)                                  2,840,000             3,057,743
Horseshoe Gaming LLC, Series B, 8.625%
   due 05/15/2009                                            5,050,000             5,188,875
                                                                                ------------
                                                                                  17,636,268

MANUFACTURING - 0.90%

Foamex L P Capital Corp.,
   10.75% due 04/01/2009                                       780,000               795,600
Tekni Plex, Inc.,
   144A,12.75% due 06/15/2010                                  630,000               652,050
   Series B,12.75% due 06/15/2010                              430,000               445,050
Tyco International Group SA,
   6.75% due 02/15/2011                                      2,215,000             1,716,625
                                                                                ------------
                                                                                   3,609,325

MEDICAL-HOSPITALS - 0.89%

HCA-The Healthcare Company,
   8.75% due 09/01/2010 (a)                                  3,200,000             3,575,488
                                                                                ------------

METAL & METAL PRODUCTS - 1.00%

Glencore Nickel Property, Ltd.,
   9.00% due 12/01/2014                                        630,000               168,525
Intermet Corp.,
   9.75% due 06/15/2009                                      1,240,000             1,243,100
Phelps Dodge Corp.,
   8.75% due 06/01/2011                                      1,420,000             1,463,651
Trimas Corp.,144A,
   9.875% due 06/15/2012                                     1,155,000             1,152,112
                                                                                ------------
                                                                                   4,027,388

MINING - 0.30%

Murrin Murrin Holdings Property,
   9.375% due 08/31/2007                                     4,510,000             1,217,700
                                                                                ------------

PAPER - 1.06%

Indah Kiat Finance Mauritius, Ltd.,
   10.00% due 07/01/2007 (a)                                 1,850,000               462,500
Pacifica Papers, Inc.,
   10.00% due 03/15/2009                                     3,525,000             3,767,344
                                                                                ------------
                                                                                   4,229,844

PETROLEUM SERVICES - 1.00%

Husky Oil, Ltd.,
   8.9% VR due 08/15/2028                                    3,750,000             4,010,265
                                                                                ------------

PUBLISHING - 1.00%

Hollinger Participation Trust, 144A,
   due 11/15/2010                                            1,722,713             1,619,350
PRIMEDIA, Inc.,
   8.875% due 05/15/2011 (a)                                 3,220,000             2,382,800
                                                                                ------------
                                                                                   4,002,150

REAL ESTATE - 0.36%

CB Richard Ellis Services, Inc.,
   11.25% due 06/15/2011 (a)                                 1,740,000             1,461,600
                                                                                ------------

SANITARY SERVICES - 2.91%

Allied Waste North America, Inc., Series B,
   8.875% due 04/01/2008                                     5,500,000             5,431,250
Johnsondiversey Inc., 144A,
   9.625% due 05/15/2012                                       550,000               574,750
USA Waste Services, Inc.,
   7.125% due 10/01/2007 - 12/15/2017                        2,580,000             2,672,205

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
SANITARY SERVICES - CONTINUED

Waste Management, Inc.,
   6.875% due 05/15/2009                                  $  1,280,000          $  1,291,751
   7.375% due 08/01/2010                                       900,000               937,062
   7.65% due 03/15/2011                                        730,000               772,398
                                                                                ------------
                                                                                  11,679,416

SEMICONDUCTORS - 0.44%

Fairchild Semiconductor Corp..,
   10.375% due 10/01/2007 (a)                                  840,000               873,600
   10.50% due 02/01/2009                                       845,000               899,925
                                                                                ------------
                                                                                   1,773,525

SOFTWARE - 0.16%

Exodus Communications, Inc.,
   11.625% due 07/15/2010                                    3,900,000               624,000
                                                                                ------------

STEEL - 0.28%

National Steel Corp., Series D,
   9.875% due 03/01/2009 @                                   2,850,000             1,054,500
Republic Technologies International
   LLC/RTI Capital Corp.,
   13.75% due 07/15/2009                                     1,315,000                85,475
                                                                                ------------
                                                                                   1,139,975

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 5.67%

American Tower Corp.,
   9.375% due 02/01/2009 (a)                                 2,395,000             1,317,250
Centennial Cellular Operating Company, LLC,
   10.75% due 12/15/2008 (a)                                 3,845,000             2,114,750
Dolphin Telecom PLC,
   Step up to 11.625% due 06/01/2008                 EUR     2,070,000                20,405
   Series B, zero coupon due 05/15/2009 @                 $  1,380,000                   138
Echostar DBS Corp.,
   9.375% due 02/01/2009                                     4,145,000             3,771,950
   144A,9.125% due 01/15/2009                                1,125,000             1,029,375
Global Crossing Holdings,  Ltd.,
   8.70% due 08/01/2007                                      4,705,000                35,288
Global Crossing Holdings, Ltd.,
    9.625% due 05/15/2008 (a) @                              1,675,000                12,563
Globalstar LP,
   11.375% due 02/15/2004                                    1,700,000               102,000
Globalstar LP/Capital,
   11.50% due 06/01/2005                                       275,000                16,500
Grupo Iusacell,
   14.25% due 12/01/2006                                     2,200,000             1,650,000
GT Group Telecom, Inc.,
   Step up to 13.25% due 02/01/2010                          5,970,000                14,925
KPNQwest N.V.,
   10.00% due 03/15/2012                             EUR       242,000                 3,936
Level 3 Communications, Inc.,
   13.50% due 06/15/2009 @                                   1,200,000               189,264
Maxcom Telecomunicaciones SA,
   1.00% due 03/01/2007                                      1,065,903               319,771
Metromedia Fiber Network, Inc.,
   10.00% due 12/15/2009 @                                   3,600,000                36,000
Netia Holdings II B.V., Series B,
   10.25% due 11/01/2007 @                                $    600,000                96,000
NEXTEL Communications, Inc.,
   9.375% due 11/15/2009 (a)                              $  1,215,000               616,612
   Step up to 10.65% due 09/15/2007                          8,100,000             4,414,500
NTL Communications Corp.,
   9.875% due 11/15/2009 @                           EUR       650,000               202,473
   Series B, 11.875% due 10/01/2010 (a) @                    3,100,000               899,000
NTL, Inc., Series B,
   Step up to 10.75% due 04/01/2008                  GBP     3,775,000             1,582,778
RCN Corp.,
   Step up to 11.125% due 10/15/2007                      $  7,075,000          $  1,733,375
   Series B, Step up to 9.80% due 02/15/2008                 1,125,000               213,750
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004                                    2,675,000             1,471,250
Song Networks N.V.,
   11.492 VR due 05/15/2009                          EUR     1,550,000               201,500
   13.00% due 05/15/2009 (a)                              $  1,200,000               144,000
Tele1 Europe Bv,
   12.375% due 02/01/2008                            EUR     1,100,000               157,769
United Pan-Europe Communications NV, Series B,
   10.875% due  8/01/2009 (a) @                           $  2,700,000               374,625
                                                                                ------------
                                                                                  22,741,747

TELEPHONE - 1.12%

CTI Holdings SA,
   Step up to 11.50% due 04/15/2008                          2,790,000               111,600
Focal Communications Corp., Series B,
   Step up to 12.125% due 02/15/2008                           351,000                45,630
   11.875% due 01/15/2010 (a)                                2,535,000               456,300
Hyperion Telecommunications, Inc.,
   Series B, Step up to 13.00% due
   04/15/2003 @                                              3,440,000                 8,600
Primus Telecommunications Group, Inc.,
   11.25% due 01/15/2009                                     1,070,000               567,100
   12.75% due 10/15/2009                                       710,000               370,975
   Series B, 9.875% due 05/15/2008                           2,625,000             1,371,562
Rhythms NetConnections, Inc., Series B,
   Step up to 13.50% due 05/15/2008                          5,010,000               200,400
   Series B, 14.00% due 02/15/2010                           2,405,000               132,275
RSL Communications PLC,
   9.125% due 03/01/2008 @                                   2,630,000                52,600
   9.875% due 11/15/2009                                       365,000                 7,300
   Step up to 10.00% due 03/15/2008                  DEM     3,400,000                42,841
   Step up to 10.125% due 03/01/2008                      $  3,000,000                45,000
   12.25% due 11/15/2006                                       346,000                 6,920
Viatel, Inc.,
   Step up to 12.50% due 04/15/2008                          3,300,000                16,500
WorldCom, Inc.,
   6.95% due 08/15/2028                                        435,000                68,513
   8.25% due 05/15/2031 (a)                                  5,695,000               896,962
XO Communications, Inc.,
   Step up to 9.45% due 04/15/2008                           2,200,000                22,000
   10.75% due 11/15/2008 @                                   2,250,000                45,000
   Step up to 12.25% due 06/01/2009 (a)                        750,000                 7,500
                                                                                ------------
                                                                                   4,475,578

TOTAL CORPORATE BONDS
(Cost: $405,990,316)                                                            $302,888,018
                                                                                ------------

CONVERTIBLE BONDS - 0.56%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.56%

Corning, Inc.,
   zero coupon due 11/08/2015                                4,390,000             2,260,850
                                                                                ------------

TOTAL CONVERTIBLE BONDS
(Cost: $2,454,482)                                                              $  2,260,850
                                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.45%

CA FM Lease Trust, 144A,
   8.50% due 07/15/2017                                      1,717,647             1,809,181
                                                                                ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $1,811,495)                                                              $  1,809,181
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
SHORT TERM INVESTMENTS - 14.65%

Navigator Securities Lending Trust, 1.95%                 $ 58,472,322          $ 58,472,322

United States Treasury Bills,
   1.63% due 07/18/2002 ****                                   100,000                99,922
   1.58% due 10/17/2002 ****                                   200,000               199,004
                                                                                ------------
                                                                                $ 58,771,248

REPURCHASE AGREEMENTS - 3.91%

Repurchase Agreement with State Street
   Corp., dated 06/28/02 at 0.85%, to be
   repurchased at $15,684,111 on
   07/01/02, collateralized by
   $15,520,000 U.S. Treasury Notes,
   6.375% due 08/15/2002 (valued at
   $15,999,894, including interest)                       $ 15,683,000          $ 15,683,000
                                                                                ------------

TOTAL INVESTMENTS (HIGH YIELD TRUST)
(Cost: $521,951,582)                                                            $401,094,096
                                                                                ============

STRATEGIC BOND TRUST

                                                             SHARES                VALUE
                                                             ------                -----
COMMON STOCK - 0.06%

BUSINESS SERVICES - 0.01%

Indesco International Inc. *                                    25,862          $     37,500
                                                                                ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%

Axiohm Transaction Solutions *                                   8,111                    81
                                                                                ------------

FINANCIAL SERVICES - 0.03%

Contifinancial Corp. (a)                                     1,451,719               101,620
                                                                                ------------

FOOD & BEVERAGES - 0.02%

Imperial Sugar Company *                                        35,045                82,356
                                                                                ------------

TOTAL COMMON STOCK
(Cost: $2,273,272)                                                              $    221,557
                                                                                ------------

PREFERRED STOCK - 0.04%

BROADCASTING - 0.04%

CSC Holdings, Inc., Series H *                                   2,000               134,500
CSC Holdings, Inc., Series M                                       500                32,125
                                                                                ------------
                                                                                     166,625

ELECTRIC UTILITIES - 0.00%

TCR Holdings, Class B *                                          3,003                     3
TCR Holdings, Class C *                                          1,652                     2
TCR Holdings, Class D *                                          4,355                     4
TCR Holdings, Class E *                                          9,009                     9
                                                                                ------------
                                                                                          18

TOTAL PREFERRED STOCK
(Cost: $246,446)                                                                $    166,643
                                                                                ------------

WARRANTS - 0.00%

FINANCIAL SERVICES - 0.00%

BPC Holdings Corp., (Expiration date
   04/15/2004; strike price $18.797)                             1,000                     0
                                                                                ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

Leap Wireless International, Inc.,
   (Expiration date 04/15/2010; strike
   price $96.80)                                                   370                   231
                                                                                ------------

TELEPHONE - 0.00%

In Flight Phone Corp., (Expiration date
   08/31/2002)*                                                  1,500                     0
                                                                                ------------

REPUBLIC OF VENEZUELA - 0.00%

Rep of Venezuela, (Expiration date
   04/15/2020; strike price $26.00)                             10,000                     1
                                                                                ------------

TOTAL WARRANTS
(Cost: $0)                                                                      $        232
                                                                                ------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
RIGHTS - 0.00%

TRUCKING & FREIGHT - 0.00%

Terex Corp., (Expiration date
   05/15/2002; strike price $20.00)                       $      4,000          $          0
                                                                                ------------

TOTAL RIGHTS
(Cost: $0)                                                                      $          0
                                                                                ------------

U.S. TREASURY OBLIGATIONS - 16.17%

U.S. TREASURY BONDS - 4.57%

5.25% due 11/15/2028 - 02/15/2029***                         8,250,000             7,758,358
5.50% due 08/15/2028***                                      3,500,000             3,407,635
6.125% due 08/15/2029***                                     2,000,000             2,124,100
6.25% due 05/15/2030***                                      4,500,000             4,874,580
                                                                                ------------
                                                                                  18,164,673

U.S. TREASURY NOTES - 11.60%

5.125% due 12/31/2002                                        5,000,000             5,083,050
5.875% due 11/15/2004***                                     4,500,000             4,782,645
4.375% due 05/15/2007                                       14,000,000            14,192,500
4.875% due 02/15/2012                                       22,000,000            22,082,500
                                                                                ------------
                                                                                  46,140,695

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $63,888,852)                                                             $ 64,305,368
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.13%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.18%

8.00% due 05/01/2010                                           157,934               166,611
8.50% due 05/01/2008                                           146,623               156,903
10.00% due 05/15/2020                                          375,476               395,775
REMIC, IO 759.5% due 07/15/2006                                146,148                 1,574
                                                                                ------------
                                                                                     720,863

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.65%

6.00% TBA**                                                 12,000,000            11,970,000
7.00% TBA**                                                 24,000,000            24,854,880
FRN 7.37% due 01/17/2013***                                  8,545,105             9,139,429
7.50% due 07/01/2030 - 02/01/2031                            2,216,328             2,325,748
8.00% TBA**                                                  1,000,000             1,062,180
8.80% due 01/25/2019                                           590,917               640,218
REMIC, 10.40% due 04/25/2019                                   208,157               214,010
FRN 13.00% due 11/01/2015                                       75,762                90,393
                                                                                ------------
                                                                                  50,296,858

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.30%

7.50% due 04/15/2022 - 02/15/2028                         $  1,109,605          $  1,177,345
                                                                                ------------
                                                                                   1,177,345

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $51,036,370)                                                             $ 52,195,066
                                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 7.34%

GOVERNMENT OF ALGERIA - 0.16%

2.875% VR due 03/04/2010                                       739,346               654,322
                                                                                ------------

REPUBLIC OF ARGENTINA - 0.28%

2.9375% VR due 03/31/2023                                    2,000,000               900,000
6.00% VR due 03/31/2023                                        500,000               220,000
                                                                                ------------
                                                                                   1,120,000

FEDERAL REPUBLIC OF BRAZIL - 1.20%

8.00% due 04/15/2014                                         1,385,336               869,437
11.00% due 08/17/2040                                        4,825,000             2,738,188
FRN, 7.437% due 04/15/2012                                   2,200,000             1,160,500
                                                                                ------------
                                                                                   4,768,125

NATIONAL REPUBLIC OF BULGARIA - 0.41%

FRN 2.8125% due 07/28/2012                                   1,300,000             1,183,000
FRN, 4.5625% due 07/28/2011                                    514,500               447,615
                                                                                ------------
                                                                                   1,630,615

REPUBLIC OF COLOMBIA - 0.26%

8.375% due 02/15/2027                                           65,000                46,118
11.75% due 02/25/2020                                        1,000,000               978,750
                                                                                ------------
                                                                                   1,024,868

REPUBLIC OF ECUADOR - 0.45%

5.00% VR due 08/15/2030                                      3,725,000             1,793,587
                                                                                ------------

GOVERNMENT OF JAMAICA - 0.09%

12.75% due 09/01/2007                                          300,000               354,000
                                                                                ------------

GOVERNMENT OF MEXICO - 1.58%

6.25% due 12/31/2019                                         1,000,000               953,750
8.375% due 01/14/2011                                        5,135,000             5,322,684
                                                                                ------------
                                                                                   6,276,434

GOVERNMENT OF MOROCCO - 0.35%

2.75% VR due 01/01/2009                                      1,564,573             1,384,647
                                                                                ------------

REPUBLIC OF PANAMA - 0.21%

4.75% VR due 07/17/2014                                      1,018,512               840,272
                                                                                ------------

REPUBLIC OF PERU - 0.33%

VR 4.50% due 03/07/2017                                      1,806,750             1,309,894
                                                                                ------------

REPUBLIC OF PHILIPPINES - 0.35%

8.375% due 03/12/2009                                          750,000               747,187
9.875% due 01/15/2019                                          640,000               633,408
                                                                                ------------
                                                                                   1,380,595

GOVERNMENT OF RUSSIA - 1.29%

5.0% VR due 03/31/2030                                             500                   346
FRN, 5.00% due 03/31/2030                                    7,375,000             5,119,725
144A due 03/31/2010                                              3,000                 2,962
                                                                                ------------
                                                                                   5,123,033

REPUBLIC OF TURKEY - 0.19%

11.50% due 01/23/2012                                          300,000               258,000
11.875% due 01/15/2030                                         600,000               512,250
                                                                                ------------
                                                                                     770,250

REPUBLIC OF URUGUAY - 0.17%

7.875% due 03/25/2009                                          425,000               250,750
7.625% due 01/20/2012                                          600,000               330,000
7.875% due 07/15/2027                                          175,000                96,250
                                                                                ------------
                                                                                     677,000

REPUBLIC OF VENEZUELA - 0.02%

FRN 2.9375% due 03/31/2020                                     125,000                90,000
                                                                                ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $30,142,413)                                                             $ 29,197,642
                                                                                ------------

CORPORATE BONDS - 26.73%

AEROSPACE - 0.40%

Alliant Techsystems Inc.,
   8.50% due 05/15/2011                                        575,000               600,875
L 3 Communications Corp.,
   7.625% due 06/15/2012                                       600,000               601,500
Sequa Corp.,
   9.00% due 08/01/2009                                        375,000               373,125
Stellex Industries, Inc.,
   9.50% due 11/01/2007                                      1,000,000                   100
                                                                                ------------
                                                                                   1,575,600

AGRICULTURE - 0.21%

Hines Horticulture, Series B,
   12.75% due 10/15/2005                                       839,000               855,780

AIR TRAVEL - 0.53%

US Airways, Series 2000-3, Class G,
   7.89% due 09/01/2020                                      2,032,968             2,123,760
                                                                                ------------

APPAREL & TEXTILES - 0.08%

Levi Strauss & Company,
   6.80% due 11/01/2003                                        325,000               302,250
                                                                                ------------

AUTO PARTS - 0.41%

Advance Stores Inc.,
   10.25% due 04/15/2008                                       725,000               761,250
Advance Stores, Inc.,
   10.25% due 04/15/2008                                        75,000                78,750
ArvinMeritor, Inc.,
   8.75% due 03/01/2012                                        300,000               318,948
Breed Technologies, Inc.,
   9.25% due 04/15/2008                                      1,000,000                 5,000
Meritor Automotive Inc.,
   6.80% due 02/15/2009                                        475,000               451,829
                                                                                ------------
                                                                                   1,615,777

AUTOMOBILES - 0.38%

Goodyear Tire & Rubber Company, 8.125%
   due 03/15/2003                                            1,500,000             1,500,000
                                                                                ------------

BANKING - 1.58%

Bank America Corp.,
   2.229% due 10/22/2004                                     1,700,000             1,702,909
Capital One Financial Corp.,
   7.25% due 05/01/2006 (a)                                  2,000,000             1,963,000
Sovereign Bancorp, Inc.,
   10.50% due 11/15/2006                                       500,000               550,000
Standard Chartered Bank, 144A, 8.00% due
   05/30/2031                                                2,000,000             2,052,220
                                                                                ------------
                                                                                   6,268,129

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
BROADCASTING - 1.78%

Charter Communications Holdings,
   8.625% due 04/01/2009                                  $     75,000          $     50,250
   Step up to 9.92% due 04/01/2011                           1,035,000               491,625
   10.00% due 05/15/2011                                       550,000               368,500
   10.75% due 10/01/2009                                       125,000                86,250
   11.125% due 01/15/2011                                      425,000               293,250
   Step up to 11.75% due 05/15/2011                            125,000                43,750
Corus Entertainment Inc,
   8.75% due 03/01/2012                                        525,000               525,000
Cox Communications Inc.,
   7.75% due 11/01/2010                                      2,000,000             1,909,680
CSC Holdings,
   9.875% due 02/15/2013 (a)                                   675,000               502,875
   9.875% due 04/01/2023                                       250,000               173,750
   10.50% due 05/15/2016 (a)                                 1,000,000               750,000
   8.125% due 08/15/2009                                       100,000                80,347
Entercom Radio LLC / Entercom, 7.625%
   due 03/01/2014                                              225,000               223,312
Lin Television Corp.,
   8.00% due 01/15/2008                                        125,000               124,375
Nextmedia Operating, Inc.,
   10.75% due 07/01/2011                                       425,000               429,250
Radio One, Inc.,
   8.875% due 07/01/2011                                       125,000               126,563
Viacom, Inc.,
   6.625% due 05/15/2011 (a)                                   500,000               510,010
Young Broadcasting, Inc., 144A, 8.50%
   due 12/15/2008                                              375,000               373,125
                                                                                ------------
                                                                                   7,061,912

BUILDING MATERIALS & CONSTRUCTION - 0.48%

Nexfor Inc,
   7.25% due 07/01/2012                                      1,100,000             1,114,520
Nortek, Inc.,
   9.125% due 09/01/2007                                       650,000               661,375
   Series B, 8.875% due 08/01/2008                             125,000               125,312
                                                                                ------------
                                                                                   1,901,207

BUSINESS SERVICES - 0.84%

Cendant Corp.,
   7.75% due 12/01/2003                                      2,100,000             2,110,500
Iron Mountain, Inc.,
   8.25% due 07/01/2011                                         50,000                50,125
   8.625% due 04/01/2013                                       750,000               768,750
Sitel Corp.,
   9.25% due 03/15/2006                                        450,000               425,812
                                                                                ------------
                                                                                   3,355,187

CABLE AND TELEVISION - 0.13%

Mediacom Broadband LLC,
   11.00% due 07/15/2013                                       550,000               514,250
                                                                                ------------

CELLULAR COMMUNICATIONS - 1.11%

American Cellular Corp.,
   9.50% due 10/15/2009                                        325,000                52,000
AT & T Wireless Services, Inc., 8.75%
   due 03/01/2031                                            1,500,000             1,157,940
Crown Castle International Corp. ,
   10.75% due 08/01/2011 (a)                                   690,000               455,400
Nextel Communications, Inc.,
   Step up to 9.75% due 10/31/2007                             750,000               375,000
   Step up to 9.95% due 02/15/2008                           1,000,000               480,000
Price Communications Wireless, Inc.
   11.75% due 07/15/2007 (a)                                   625,000               650,000

CELLULAR COMMUNICATIONS - 1.11%

Rogers Communications, Inc., 8.875% due
   07/15/2007 (a)                                              800,000               728,000
Rogers Wireless Communications Inc.,
   8.80% due 10/01/2007                                        325,000               204,750
Triton PCS, Inc.,
   8.75% due 11/15/2011                                        525,000               322,875
                                                                                ------------
                                                                                   4,425,965

CHEMICALS - 1.11%

Acetex Corp.,
   10.875% due 08/01/2009                                      750,000               783,750
Airgas, Inc.,
   7.75% due 09/15/2006                                        625,000               653,440
Borden Chemcials & Plastics Operating,
   9.50% due 05/01/2005                                        525,000                 2,625
ISP Chemco, Inc., Series B,
   10.25% due 07/01/2011                                       725,000               739,500
Millennium America, Inc.,
   9.25% due 06/15/2008                                        425,000               430,963
OM Group Inc.,
   9.25% due 12/15/2011                                        750,000               776,250
Scotts Company,
   8.625% due 01/15/2009                                       500,000               515,625
United Industries Corp., Series B,
   9.875% due 04/01/2009                                       500,000               495,000
                                                                                ------------
                                                                                   4,397,153

COAL - 0.30%

Luscar Coal Ltd.,
   9.75% due 10/15/2011                                        500,000               537,500
P&L Coal Holdings Corp., Series B 9.625%
   due 05/15/2008 (a)                                          625,000               662,500
                                                                                ------------
                                                                                   1,200,000

COMPUTERS & BUSINESS EQUIPMENT - 0.62%

Seagate Tech,
   8.00% due 05/15/2009                                        500,000               500,000
Unisys Corp.,
   7.875% due 04/01/2008                                       750,000               735,000
Xerox Capital Europe PLC,
   5.875% due 05/15/2004                                       875,000               717,500
Xerox Corp.,
   5.50% due 11/15/2003 (a)                                    600,000               516,000
                                                                                ------------
                                                                                   2,468,500

COSMETICS & TOILETRIES - 0.19%

Playtex Products, Inc.,
   9.375% due 06/01/2011                                       725,000               768,500
                                                                                ------------

DOMESTIC OIL - 1.16%

Devon Financing Corp. ULC,
   6.875% due 09/30/2011                                       850,000               881,688
Magnum Hunter Resources, Inc., 144A,
   9.60% due 03/15/2012                                        800,000               824,000
Ocean Energy Inc., Series B,
   8.875% due 07/15/2007                                       750,000               784,282
Pioneer Natural Resources Company,
   6.50% due 01/15/2008                                        375,000               360,000
   9.625% due 04/01/2010                                       350,000               392,000
Stone Energy Corp.,
   8.25% due 12/15/2011                                        750,000               750,000
Westport Resources Corp. New,
   8.25% due 11/01/2011                                        625,000               640,625
                                                                                ------------
                                                                                   4,632,595

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
DRUGS & HEALTH CARE - 0.38%

Columbia/HCA Healthcare Corp., 6.91% due
   06/15/2005                                             $    750,000          $    772,260
Iasis Healthcare Corp.,
   13.00% due 10/15/2009                                       700,000               749,000
                                                                                ------------
                                                                                   1,521,260

ELECTRICAL EQUIPMENT - 0.40%

BRL Universal Equipment, 144A, 8.875%
   due 02/15/2008                                              500,000               495,000
Dominion Fiber Ventures LLC, 144A, 7.05%
   due 03/15/2005                                              900,000               897,426
Fedders North America, Inc.,
   9.375% due 08/15/2007                                       275,000               198,000
                                                                                ------------
                                                                                   1,590,426

ELECTRIC UTILITIES - 0.42%

Calpine Canada Energy Finance LLC, 8.50%
   due 05/01/2008                                              800,000               532,000
Calpine Corp.,
   8.75% due 07/15/2007                                        750,000               510,000
CMS Energy Corp.,
   7.00% due 01/15/2005                                         75,000                54,000
   9.875% due 10/15/2007                                       750,000               562,500
                                                                                ------------
                                                                                   1,658,500

FINANCIAL SERVICES - 2.29%

Delta Funding Trust, 144A, 12.50% due
   10/26/2030                                                  858,338               858,338
Ford Motor Credit Company,
   7.875% due 06/15/2010                                     1,000,000             1,038,790
General Motors Acceptance Corp., 6.875%
   due 09/15/2011                                            1,000,000               991,220
Household Finance Corp.,
   8.00% due 07/15/2010                                      1,500,000             1,600,140
Morgan Stanley Dean Witter,
   6.60% due 04/01/2012                                        850,000               867,799
RG Receivables, Ltd.,
   9.60% due 02/10/2005                                        530,363               344,736
Ucar Finance Inc.,
   10.25% due 02/15/2012                                       625,000               637,500
Washington Mutual Finance Corp., 6.875%
   due 05/15/2011                                            1,900,000             2,004,519
Yell Finance BV,
   10.75% due 08/01/2011 (a)                                   700,000               764,750
                                                                                ------------
                                                                                   9,107,792

FOOD & BEVERAGES - 0.42%

Constellation Brands Inc.,
   8.125% due 01/15/2012                                       125,000               129,062
   8.50% due 03/01/2009                                        650,000               669,500
Premier International Foods Plc, 12.00%
   due 09/01/2009                                              325,000               355,875
Smithfield Foods, Inc.,
   8.00% due 10/15/2009                                        500,000               507,500
                                                                                ------------
                                                                                   1,661,937

FOREST PRODUCTS - 0.14%

Tembec Industries, Inc.,
   8.625% due 06/30/2009                                       550,000               561,000
                                                                                ------------

GAS & PIPELINE UTILITIES - 0.54%

Western Gas Resources, Inc.,
   10.00% due 06/15/2009                                       500,000               540,000
Williams Companies, Series A,
   6.75% VR due 01/15/2006                                   2,000,000             1,601,020
                                                                                ------------
                                                                                   2,141,020

HEALTHCARE PRODUCTS - 0.21%

Conmed Corp.,
   9.00% due 03/15/2008                                        800,000               827,000
                                                                                ------------

HEALTHCARE SERVICES - 0.55%

AdvancePCS,
   8.50% due 04/01/2008                                        850,000               875,500
Icon Health & Fitness Inc., 144A, 11.25%
   due 04/01/2012                                              200,000               197,000
Insight Health Services Corp., 9.875%
   due 11/01/2011                                              425,000               427,125
Triad Hospitals, Inc.,
   11.00% due 05/15/2009                                        50,000                54,500
   Series B, 8.75% due 05/01/2009                              625,000               650,000
                                                                                ------------
                                                                                   2,204,125

HOLDINGS COMPANIES/CONGLOMERATES - 0.00%

Nebco Evans Holding Company,
   Step up to 12.375% due 07/15/2007                         1,500,000                   150
                                                                                ------------

HOTELS & RESTAURANTS - 2.02%

Capstar Hotel Company,
   8.75% due 08/15/2007                                        450,000               398,250
Circus & Eldorado Joint Venture, 10.125%
   due 03/01/2012                                              250,000               255,000
Coast Hotels & Casinos, Inc.,
   9.50% due 04/01/2009                                        790,000               831,475
Felcor Lodging, LP,
   8.50% due 06/01/2011                                        375,000               369,206
   9.50% due 09/15/2008                                        375,000               378,750
Hammons John Q Hotels L P,
   8.875% due 05/15/2012                                       500,000               490,000
HMH Properties Inc., Series B, 7.875%
   due 08/01/2008                                              875,000               835,625
Host Marriot L P,
   8.375% due 02/15/2006                                       100,000                98,500
Park Place Entertainment Corp., 9.375%
   due 02/15/2007                                              650,000               691,438
Prime Hospitality Corp., 144A, 8.375%
   due 05/01/2012                                              800,000               784,000
Starwood Hotels & Resorts Worldwide,
   Inc., 144A, 7.875% due 05/01/2012                           825,000               808,500
Station Casinos, Inc.,
   8.375% due 02/15/2008                                       500,000               511,250
   8.875% due 12/01/2008                                       250,000               255,000
Sun International Hotels Ltd.,
8.875% due 08/15/2011                                          725,000               738,687
Venetian Casino Resort LLC, 144A, 11.00%
   due 06/15/2010                                              575,000               582,188
                                                                                ------------
                                                                                   8,027,869

HOUSEHOLD APPLIANCES - 0.10%

Flooring America, Inc. Series B, 9.25%
   due 10/15/2007                                              369,000                    37
Windmere Durable Holdings, Inc., 10.00%
   due 07/31/2008                                              375,000               378,750
                                                                                ------------
                                                                                     378,787

INDUSTRIAL MACHINERY - 0.07%

Joy Global Inc.,
   8.75% due 03/15/2012                                        275,000               281,188
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
INDUSTRIALS - 0.14%

Huntsman International Llc,
   9.875% due 03/01/2009                                  $    550,000          $    551,375
                                                                                ------------

INTERNATIONAL OIL - 0.15%

Vintage Petroleum, Inc.,
   9.75% due 06/30/2009                                        625,000               606,250
                                                                                ------------

INVESTMENT COMPANIES - 0.22%

Goldman Sachs Group, Inc.,
   6.60% due 01/15/2012                                        850,000               864,374
                                                                                ------------

LEISURE TIME - 0.75%

Agrosy Gaming Company,
   10.75% due 06/01/2009                                       650,000               700,375
AOL Time Warner Inc.,
   7.625% due 04/15/2031                                       500,000               437,760
Harrahs Operating, Inc.,
   7.50% due 01/15/2009                                        100,000               104,152
   7.875% due 12/15/2005                                       350,000               360,500
   8.00% due 02/01/2011                                        275,000               296,084
MGM Grand, Inc.,
   9.75% due 06/01/2007                                        760,000               813,200
Park Place Entertainment Corp., 8.875%
   due 09/15/2008                                              250,000               257,500
                                                                                ------------
                                                                                   2,969,571

MEDICAL-HOSPITALS - 0.28%

HCA, Inc.,
   7.875% due 02/01/2011                                        75,000                79,681
Vanguard Health Systems, Inc., 9.75% due
   08/01/2011                                                  625,000               651,562
Vicar Operating Inc.,
   9.875% due 12/01/2009                                       375,000               393,750
                                                                                ------------
                                                                                   1,124,993

MINING - 0.10%

Compass Minerals Group Inc.,
   10.00% due 08/15/2011                                       375,000               395,625
                                                                                ------------

PAPER - 0.46%

Abitibi Consolidated Inc,
   8.85% due 08/01/2030                                        300,000               292,842
Georgia Pacific Corp.,
   7.50% due 05/15/2006 (a)                                    375,000               361,136
   8.875% due 05/15/2031                                       275,000               255,038
   9.625% due 03/15/2022                                       200,000               190,740
Riverwood International Corp.,
   10.625% due 08/01/2007                                      700,000               736,437
                                                                                ------------
                                                                                   1,836,193

PETROLEUM SERVICES - 0.68%

Costilla Energy, Inc.,
   10.25% due 10/01/2006                                       750,000                     0
Grey Wolf, Inc., Series C,
   8.875% due 07/01/2007                                       250,000               252,500
Plains Resources, Inc., Series B, 10.25%
   due 03/15/2006                                              500,000               516,250
Pride Petroleum Services, Inc., 9.375%
   due 05/01/2007 (a)                                          625,000               651,563
Transocean Sedco Forex Inc.,
   9.50% due 12/15/2008                                        750,000               881,992
United Refining Company, Series B,
   10.75% due 06/15/2007                                       500,000               405,000
                                                                                ------------
                                                                                   2,707,305

PHARMACEUTICALS - 0.09%

Aaipharma Inc.,
   11.00% due 04/01/2010                                       400,000               370,000
                                                                                ------------

PLASTICS - 0.27%

Applied Extrusion Technologies, Inc.,
   10.75% due 07/01/2011                                       325,000               292,500
Berry Plastics Corp.,
   11.00% due 07/15/2007                                       325,000               364,000
BPC Holdings Corp.,
   12.50% due 06/15/2006                                       400,000               420,000
Key Plastics Inc., Series B,
   10.25% due 03/15/2007                                       500,000                    50
                                                                                ------------
                                                                                   1,076,550

POLLUTION CONTROL - 0.01%

Safety-Kleen Services, Inc.,
   9.25% due 06/01/2008                                      1,000,000                25,000
                                                                                ------------

PUBLISHING - 0.39%

Hollinger International,
   9.25% due 02/01/2006                                        410,000               421,275
   9.25% due 03/15/2007                                        375,000               385,313
Mail-Well I Corp.,
   8.75% due 12/15/2008 (a)                                    250,000               225,000
World Color Press, Inc.,
   8.375% due 11/15/2008                                       500,000               525,085
                                                                                ------------
                                                                                   1,556,673

REAL ESTATE - 0.17%

MeriStar Hospitality Corp.,  REIT,
   9.125% due 01/15/2011                                       350,000               334,250
Radnor Holdings Corp.,
   10.00% due 12/01/2003                                       375,000               343,125
                                                                                ------------
                                                                                     677,375

RETAIL GROCERY - 0.33%

Fleming Companies, Inc.,
   10.125% due 04/01/2008 (a)                                  225,000               230,063
Safeway, Inc.,
   7.25% due 02/01/2031                                      1,000,000             1,029,850
Vlasic Food  International, Inc., Series
   B, 10.25% due 07/01/2009                                    375,000                67,500
                                                                                ------------
                                                                                   1,327,413

RETAIL TRADE - 1.45%

Cole National Group Inc.,
   8.625% due 08/15/2007                                       500,000               495,000
   8.875% due 05/15/2012                                       200,000               198,500
Finlay Fine Jewelry Corp., 8.375% due
   05/01/2008 (a)                                              500,000               487,500
Gap Inc.,
   6.90% due 09/15/2007                                        250,000               223,750
   FRN 10.55% due 12/15/2008 (a)                               340,000               345,950
Home Interiors Gifts, Inc.,
   10.125% due 06/01/2008 (a)                                  575,000               540,500
Petco Animal Supplies Inc.,
   10.75% due 11/01/2011                                       350,000               378,000
R. H. Donnelley, Inc.,
   9.125% due 06/01/2008                                       400,000               414,000
Rite Aid Corp.,
   11.25% due 07/01/2008                                       775,000               596,750
Saks, Inc.,
   7.50% due 12/01/2010                                        200,000               179,000
   8.25% due 11/15/2008 (a)                                    125,000               118,125
   9.875% due 10/01/2011 (a)                                   425,000               427,125

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
RETAIL TRADE - CONTINUED

Sears Roebuck Acceptance Corp., 7.00%
   due 06/01/2032                                         $  1,000,000          $    943,890
Winsloew Furniture Inc.,
   12.75% due 08/15/2007                                       400,000               398,000
                                                                                ------------
                                                                                   5,746,090

SANITARY SERVICES - 0.22%

Allied Waste North America, Inc.,
   7.875% due 01/01/2009                                       125,000               120,000
   Series B, 8.875% due 04/01/2008                             250,000               246,875
   10.00% due 08/01/2009                                       500,000               491,250
                                                                                ------------
                                                                                     858,125

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.06%

American Tower Corp.,
   9.375% due 02/01/2009 (a)                                   900,000               495,000
Dobson Communications Corp., 10.875% due
   07/01/2010 (a)                                              150,000                88,500
Echostar Broadband Corp.,
   10.375% due 10/01/2007                                      200,000               188,000
Echostar DBS Corp.,
   9.375% due 02/01/2009                                       725,000               659,750
   144A, 9.125% due 01/15/2009                                 650,000               594,750
Global Crossing Holdings, Ltd., 9.125%
   due 11/15/2006 @                                            420,000                 3,150
   9.625% due 05/15/2008 (a) @                                 655,000                 4,913
Insight Midwest LP/ Insight Capital,
   Inc., 10.50% due 11/01/2010                                 275,000               258,500
International Cabletel Inc., Series B,
   11.50% VR due 02/01/2006                                    217,000                62,930
Motorola Inc.,
   8.00% due 11/01/2011                                        200,000               195,174
Nextel Communications, Inc., 9.375% due
   11/15/2009 (a)                                              825,000               418,687
NTL Communications Corp., Series B, Step up to
   12.375% due 10/01/2008                                      115,000                26,450
NTL, Inc.,
   Series B, Step up to 9.75% due 04/01/2008                 1,225,000               294,000
   Series A, 12.75% VR due 04/15/2005                           65,000                18,850
   Series B, 10.00% due 02/15/2007                             600,000               162,000
Spectrasite Holdings, Inc.,
   10.75% due 03/15/2010 (a)                                   225,000                99,000
   Step up to 12.00% due 07/15/2008                            275,000                82,500
   Series B, Step up to 12.875% due
   03/15/2010                                                  175,000                44,187
Telewest Communications PLC, Step up to 11.375%
   due 02/01/2010 (a)                                          825,000               239,250
United Pan-Europe Communications,
    Series B, 10.875% due 08/01/2009 (a) @                      75,000                10,406
    11.25% due 02/01/2010 @                                    750,000               105,000
    Series B, 11.50% due 02/01/2010 @                          500,000                70,000
    Series B, Step up to 13.375% due                           700,000                66,500
    11/01/2009 @
    Step up to 13.75% due 02/01/2010 @                         385,000                37,538
                                                                                ------------
                                                                                   4,225,035

TELEPHONE - 0.68%

Qwest Capital Funding, Inc.,
   7.00% due 08/03/2009                                      1,000,000               555,000
SBA Communications Corp.,
   10.25% due 02/01/2009 (a)                                   875,000               503,125
Sprint Capital Corp., 144A,
   8.375% due 03/15/2012                                     2,000,000             1,639,800
                                                                                ------------
                                                                                   2,697,925

TRANSPORTATION - 0.20%

Holt Group, Inc.,
   9.75% due 01/15/2006                                      1,000,000                30,000
Teekay Shipping Corp.,
   8.32% due 02/01/2008                                        750,000               783,750
                                                                                ------------
                                                                                     813,750

TRUCKING & FREIGHT - 0.23%

Stena AB,
   8.75% due 06/15/2007                                        625,000               604,688
Terex Corp.,
   10.375% due 04/01/2011                                      300,000               322,500
                                                                                ------------
                                                                                     927,188

TOTAL CORPORATE BONDS
(Cost: $121,181,745)                                                            $106,284,429
                                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.96%

Commercial Mortgage Asset Trust, Series 1999-C1,
   7.35% VR due 08/17/2013                                   8,000,000             8,764,792
Contimortgage Home Equity Loan Trust,
   Series 1999-3, Class B, 144A, 7.00%
   due 12/25/2029                                            3,600,000             3,332,043
DLJ Commercial Mortgage Corp., Series
   1998-CF2, Class S, FRN 1.044875% due
   11/12/2031                                               39,389,426             1,637,080
   Series 1998-CG1, Class S, FRN
   0.878517% due 05/10/2023                                 43,465,332             1,441,541
   Series 1997, 144A, FRN 1.363% due
   10/15/2030                                               89,000,000             2,648,426
First Boston Mortgage Securities Corp.
   Strip, Series D, Class I-O, Interest
   Only due 05/25/2017                                         234,523                69,872
First Union Residential Securitization Trust,
   Series 1998-A, Class B2, REMIC due 08/25/2028             1,047,881             1,051,863
G Force Ltd., Series 2002-1A, Class BFL
   2.74% due 06/25/2037                                      2,500,000             2,500,000
GE Capital Mortgage Services Inc.,
   Series 1998-14, Class B1, 6.75% due
   10/25/2028                                                3,645,800             3,703,477
Green Tree Financial Corp., Series 1997-6, Class
   A8, 7.07% VR due 01/15/2029***                            7,189,329             7,589,067
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A2, 6.78% due
   06/15/2031                                                4,930,000             5,319,658
Marylebone Road CBO 2 Ltd.,
   FRN 3.32438% due 09/25/2011                               2,000,000             1,520,000
PNC Mortgage Securities Corp., Series
   1998-4, Class CB3, 1.00% due
   05/25/2028                                                   12,925                12,897
   Series 98-5, Class C, 1.00% due 07/25/2028                    3,425                 3,371
                                                                                ------------
                                                                                  39,594,087

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $37,970,305)                                                             $ 39,594,087
                                                                                ------------

ASSET BACKED SECURITIES - 3.19%

Airplane Pass Through Trust, Series 1, Class
   D, 10.875% due 03/15/2019                                 1,481,550               133,340
Bayview Financial Acquisition Trust,
   Series 2001-CA, Class M3, 144A, FRN
   2.49% due 08/25/2036                                      3,000,000             3,254,062

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
ASSET BACKED SECURITIES - CONTINUED

Countrywide Mortgage Backed Securities Inc.,
   Series 1994-J, Class B1, 7.75% VR due
   06/25/2024                                             $  3,417,228          $  3,534,166
Mid State Trust VI, Class A,
   7.34% due 07/01/2035 ***                                  5,415,033             5,763,051
                                                                                ------------
                                                                                  12,684,619

TOTAL ASSET BACKED SECURITIES
(Cost: $13,463,567)                                                             $ 12,684,619
                                                                                ------------

SHORT TERM INVESTMENTS - 23.38%

Navigator Securities Lending Trust, 1.95%                   45,725,339            45,725,339
Apache Corp.
   2.20% due 07/01/2002                                      3,670,000             3,670,000
General Mtrs Acceptance Corp., 2.00% due
   07/15/2002                                                9,925,000             9,917,280
Grand Funding Corp.
   2.20% due 07/15/2002                                      9,925,000             9,916,509
Kerr McGee Credit Corp.
   2.20% due 07/01/2002                                      7,500,000             7,500,000
Kinder Morgan Inc.
   2.05% due 07/15/2002                                      6,292,000             6,286,984
Mermaid Funding Corp.
   2.15% due 07/15/2002                                      9,925,000             9,916,703
                                                                                ------------
                                                                                $ 92,932,815

TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
(Cost: $413,035,785)                                                            $397,582,458
                                                                                ============

GLOBAL BOND TRUST

                                                             SHARES                 VALUE
                                                             ------                 -----
PREFERRED STOCK - 1.76%

UNITED STATES - 1.76%

DG Funding Trust, 144A *                                           300          $  3,075,000
                                                                                ------------

TOTAL PREFERRED STOCK
(Cost: $3,180,000)                                                              $  3,075,000
                                                                                ------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY OBLIGATIONS - 19.05%
U.S. TREASURY BONDS - 17.51%

3.875% due 04/15/2029                                     $    109,291          $    123,174
6.25% due 08/15/2023                                        10,900,000            11,678,478
6.625% due 02/15/2027                                          500,000               561,405
7.50% due 11/15/2016                                         5,800,000             6,979,952
8.125% due 08/15/2019                                        8,800,000            11,271,832
                                                                                ------------
                                                                                  30,614,841

U.S. TREASURY NOTES - 1.54%

3.375% due 01/15/2007 ****                                     680,406               707,724
3.625% due 01/15/2008                                        1,890,587             1,979,199
                                                                                ------------
                                                                                   2,686,923

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $32,661,442)                                                             $ 33,301,764
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.07%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.17%

5.125% due 01/15/2012                                          300,000               291,496
                                                                                ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.93%

3.81% due 04/30/2004                                         1,000,000             1,012,654
4.25% due 10/25/2004                                         1,000,000             1,016,172
6.00% TBA **                                                 2,900,000             2,946,226
7.00% due 07/01/2003                                           138,756               142,175
                                                                                ------------
                                                                                   5,117,227

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.35%

FRN 5.25% due 01/20/2030 - 06/20/2030                        1,491,316             1,510,482
FRN 5.375% due 02/20/2024 - 03/20/2028                         379,429               386,519
FRN 6.00% due 04/20/2030                                       103,619               105,886
FRN 6.00% due 05/20/2030                                       343,713               351,234
                                                                                ------------
                                                                                   2,354,121

RESOLUTION FUNDING CORP. - 0.62%

zero coupon due 10/15/2020 - 01/15/2021                      3,400,000             1,082,649
                                                                                ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $8,739,166)                                                              $  8,845,493
                                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 29.27%

AUSTRALIA - 2.07%

6.50% due 06/14/2005                                 AUD     6,300,000             3,613,371
                                                                                ------------

AUSTRIA - 0.70%

5.50% due 01/15/2010                                 EUR     1,200,000             1,218,978
                                                                                ------------

BELGIUM - 0.57%

6.25% due 03/28/2007                                           100,000               105,288
7.50% due 07/29/2008                                           800,000               899,477
                                                                                ------------
                                                                                   1,004,765

BRAZIL - 0.44%

8.00% due 04/15/2014                                           369,423               231,850
11.50% due 03/12/2008                                          500,000               340,000
FRN 3.0625% due 04/15/2006                                     256,000               202,880
                                                                                ------------
                                                                                     774,730

CANADA - 0.46%

5.50% due 06/01/2010                                 CAD     1,200,000               797,419
                                                                                ------------

FRANCE - 3.11%

4.00% due 04/25/2009                                 EUR       140,000               131,450
5.50% due 04/25/2010                                         5,190,000             5,302,778
                                                                                ------------
                                                                                   5,434,228

GERMANY - 17.69%

4.50% due 08/18/2006                                         5,000,000             4,942,058
4.75% due 07/04/2008                                         2,800,000             2,772,520
5.625% due 01/04/2028                                        1,500,000             1,539,988
6.00% due 01/05/2006                                         2,100,000             2,177,615
6.25% due 04/26/2006 - 01/04/2030                            6,450,000             7,056,511
6.50% due 10/14/2005                                         2,300,000             2,415,388
6.50% due 07/04/2027                                         8,760,000            10,021,115
                                                                                ------------
                                                                                  30,925,195

ITALY - 1.52%

4.25% due 11/01/2009                                           140,000               132,126
4.75% due 07/01/2005                                         1,050,000             1,048,803
5.50% due 11/01/2010                                           360,000               365,835
7.75% due 11/01/2006                                         1,000,000             1,110,152
                                                                                ------------
                                                                                   2,656,916

MEXICO - 0.34%

4.00% due 03/11/2004                                 JPY    34,000,000               294,488
10.375% due 01/29/2003                               DEM       590,000               303,311
                                                                                ------------
                                                                                     597,799

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
NETHERLANDS - 0.18%

6.00% due 01/15/2006                                 EUR  $    300,000          $    311,014
                                                                                ------------

NEW ZEALAND - 0.03%

4.50% due 02/15/2016                                 NZD       100,000                53,303
                                                                                ------------

PERU - 0.41%

FRN 4.50% due 03/07/2017                             $         990,000               717,750
                                                                                ------------

SPAIN - 1.66%

5.15% due 07/30/2009                                 EUR     2,910,000             2,910,485
                                                                                ------------

UNITED KINGDOM - 0.09%

8.00% due 06/10/2003                                 GBP       100,000               157,527
                                                                                ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $49,844,215)                                                             $ 51,173,480
                                                                                ------------

CORPORATE BONDS - 25.00%

BELGIUM (EUROCLEAR) - 1.08%

Diageo Enterprises PLC,
   FRN 3.515% due 12/19/2002                         EUR     1,000,000               985,553
Swedbank Foreningssparbanken AB, FRN
   2.49% due 12/11/2011                              $         900,000               900,090
                                                                                ------------
                                                                                   1,885,643

CAYMAN ISLANDS - 0.17%

Redwood Capital II Ltd.,
   FRN 5.0475% due 01/01/2004                                  300,000               298,503
                                                                                ------------

DENMARK - 0.43%

Nykredit,
   6.00% due 10/01/2029                              DKK     4,855,644               629,917
Unikredit Realkredit,
   6.00% due 07/01/2029                                        970,226               126,252
                                                                                ------------
                                                                                     756,169

FRANCE - 0.99%

Axa,
   3.75% due 01/01/2017                              EUR       231,700               231,196
Compagnie Financiere de CIC et de l'Union
   Europeene,
   FRN 3.43% due 10/29/2049                                    800,000               793,520
France Telecom SA,
   FRN 3.63688% due 03/14/2003                                 700,000               701,071
                                                                                ------------
                                                                                   1,725,787

GERMANY - 1.94%

Commerzbank AG, Class A2,
   FRN 3.842% due 10/25/2032                                 1,300,000             1,282,676
Landesbank Baden Wurttemberg,
   5.50% due 04/02/2007                                        600,000               608,898
Landesbank Rheinland Pfalz,
   4.75% due 04/04/2008                                      1,230,000             1,202,773
Westdt Landesbank,
   4.75% due 09/28/2007                                        300,000               294,808
                                                                                ------------
                                                                                   3,389,155

IRELAND - 0.50%

Emerald Mortgages PLC,
   FRN 3.635% due 04/15/2028                                   893,147               873,992
                                                                                ------------

ITALY - 2.15%
Findomestic,
   FRN 3.765% due 12/20/2008                                 2,100,000             2,084,773
Finmeccanica,
   2.00% due 06/08/2005                                        300,000               288,450
First Italian Auto Trans Class A, FRN
   3.73% due 07/01/2008                                      1,420,000             1,393,746
                                                                                ------------
                                                                                   3,766,969

JAPAN - 0.71%

Korea Development Bank,
   1.65% due 12/02/2002                              JPY   139,000,000             1,246,611
                                                                                ------------

NETHERLANDS - 0.34%

Deutsche Telekom International
   Finance BV,
   7.75% due 06/15/2005                              $         200,000               205,220
   8.125% due 05/29/2012                             EUR       400,000               390,751
                                                                                ------------
                                                                                     595,971

SPAIN - 0.55%

Hipotebansa V Hipotecaria, Series A, FRN
   3.559% due 01/18/2018                                       976,878               962,724
                                                                                ------------

UNITED KINGDOM - 2.31%

Bank Nederlandse Gemeenten,
   7.375% due 08/06/2007                             GBP     1,000,000             1,653,331
British Telecom PLC,
   FRN 3.18188% due 12/15/2003                       $       1,400,000             1,402,649
Lloyds TSB Bank PLC,
   FRN 5.625% due 07/15/2049                         EUR     1,020,000               989,559
                                                                                ------------
                                                                                   4,045,539

UNITED STATES - 13.82%

AIG SunAmerica Global Financing IV,
   144A, 5.85% due 02/01/2006                        $       3,000,000             3,151,530
AOL Time Warner Inc.,
   5.625% due 05/01/2005                                       600,000               582,300
AT&T Corp.,
   FRN 5.026% due 11/21/2003                         EUR     1,400,000             1,276,546
Chicago Illinois Board of Education,
   5.00% due 12/01/2031                              $         100,000                95,264
Chicago Illinois Water Revenue, 5.00%
   due 11/01/2026                                              100,000                96,447
CIT Group, Inc.,
   FRN 2.4625% due 04/07/2003                                  200,000               196,162
Conoco Inc.,
   FRN 2.83% due 04/15/2003                                    300,000               301,128
Credit Suisse First Boston Mortgage,
   2.17% due 03/25/2032                                        400,000               400,000
Ford Motor Credit Company,
   1.20% due 02/07/2005                              JPY   163,000,000             1,333,047
   FRN 2.17% due 06/20/2003                          $         600,000               594,744
General Motors Acceptance Corp. Medium
   Term Note,
   FRN 2.29875% due 07/21/2004                               1,000,000               982,970
J. P. Morgan & Company, Inc.,
   FRN 3.1232% due 02/15/2012                                  360,000               346,766
KFW International Finance, Inc., 5.75%
   due 01/15/2008                                            5,500,000             5,787,100
Louisville & Jefferson Kentucky Sewer,
   Series A,
   5.00% due 05/15/2036                                        100,000                96,116
Maryland State Health & Higher
   Education, Series B,
   5.00% due 07/01/2041                                        100,000                95,709
Morgan Stanley Dean Witter,
   6.60% due 04/01/2012                                        200,000               203,818
   FRN 2.19875% due 04/22/2004                                 500,000               499,220

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
UNITED STATES - CONTINUED

National Rural Utilities Cooperative
   Medium Term Note,
   FRN 2.01% due 07/17/2003                               $    400,000          $    397,485
Pinto Totta International Finance, Ltd.,
   Series A, 144A,
   7.77% due 12/31/2049                                            251               255,863
Premium Asset Trust, Series 2000-10 Trust,
   144A,
   FRN 2.225% due 11/27/2004                                 1,000,000             1,002,000
Protective Life Fund Trust, 144A, FRN
   2.32% due 01/17/2003                                        500,000               500,756
Restructured Asset Securities,
Series 2000-5 MM, 144A,
   FRN 2.1475% due 03/03/2003                                1,700,000             1,701,170
Small Business Administration,
   FRN 7.22% due 11/01/2020                                    470,457               510,900
Small Business Administration
   Participation Certificate,
   6.64% due 02/10/2011                                        799,229               835,602
Tennessee Valley Authority,
   4.875% due 12/15/2016                                     1,600,000             1,624,109
Walt Disney Company,
   3.90% due 09/15/2003                                      1,100,000             1,106,675
Williams Companies, Inc., 144A, FRN
   2.79625% due 07/31/2002                                     200,000               196,000
                                                                                ------------
                                                                                  24,169,427

TOTAL CORPORATE BONDS
(Cost: $41,963,545)                                                             $ 43,716,490
                                                                                ------------

CONVERTIBLE BONDS - 0.29%

GREECE - 0.29%

Hellenic Finance SCA,
   2.00% due 07/15/2003                              EUR       500,000               500,268
                                                                                ------------

TOTAL CONVERTIBLE BONDS
(Cost: $525,900)                                                                $    500,268
                                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.63%

GERMANY - 1.02%

Bauhaus Securities Ltd., Series 1,
   Class A1, FRN 3.582% due 10/30/2010                          59,057                58,186
   Class A2, FRN 3.712% due 10/30/2052                       1,750,000             1,723,337
                                                                                ------------
                                                                                   1,781,523

JAPAN - 0.10%

SHL Corp., Ltd., Series 1999-1A, Class A1, 144A,
   FRN 0.4688% due 12/25/2024                        JPY     1,038,290                 8,667
   Series 1999-1A, Class A2, 144A,
   FRN 0.7688% due 12/25/2024                               20,000,000               166,854
                                                                                ------------
                                                                                     175,521

NETHERLANDS - 0.58%

Delphinus BV, Series 2001-II Class A1,
   FRN 3.77% due 11/28/2031                          EUR     1,000,000             1,008,225
                                                                                ------------

UNITED KINGDOM - 1.92%

Haus, Ltd.,Series 2000-1A, Class  A2,
   FRN 3.676% due 12/10/2037                         $       1,925,209             1,927,014
Holmes Funding PLC, Series 1999-1, Class A2,
   FRN 3.67% due 12/15/2025                          EUR       289,561               287,490
Ocwen Mortgage Loans,
   FRN 3.925% due 12/15/2031                                   201,473               199,098
                                                                                ------------
RMAC, Series 1999-NS2,  Class A,
   FRN 4.576% due 09/12/2041                         GBP       177,236               270,223
RMAC, Series 200-NS1, Class AX,
   10.00% due 09/12/2003                                     3,200,000               676,945
                                                                                ------------
                                                                                   3,360,770

UNITED STATES - 3.01%

Crusade Global Trust, Series 1999-1, Class A2,
   FRN 2.23% due  02/15/2030                         $       2,020,383             2,023,540
First Alliance Mortgage Loan,
   Series 1997-4, Class A3,
   FRN 2.0688% due 12/20/2027                                  259,011               259,122
GMAC Commercial Mortgage Securities Inc.
   144A Class B,
   FRN 2.2773% due 09/09/2015                                  700,000               560,000
GMACCM Mortgage Trust I,
   Series 1999-C, Class A,
   FRN 2.6125% due 07/20/2003                                  301,942               301,429
Government Lease Trust,
   Series 1999-C1A, Class B1, 144A,
   4.00% due 05/18/2011                                        500,000               432,886
Homeside Mortgage Securities, Series
   200-1, Class A,
   FRN 2.1387% due 01/20/2027                                  303,994               303,852
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc.,
   Series 1999-A, Class A,
   FRN 2.22% due 03/15/2025                                    380,979               381,843
Salomon Brothers Mortgage Securities VII,
   Series 1999-AQB, Class A1,
   FRN 2.26% due 11/15/2029                                    171,744               172,288
   Series 1999-LB1, Class A,
   FRN 2.14% due 06/25/2029                                    312,266               310,875
Torrens Trust, Series 2000-1GA, Class A, 144A, FRN
   2.10% due 07/15/2031                                        345,942               346,050
Washington Mutual Mortgage Securities Corp., FRN
   6.01% due 04/25/2031                                        182,168               181,743
                                                                                ------------
                                                                                   5,273,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $11,031,885)                                                             $ 11,599,667
                                                                                ------------

ASSET BACKED SECURITIES - 4.59%

AUSTRALIA - 0.05%

Racers 2000-5-MM-AIG, 144A,
   FRN 3.713% due 09/26/2032                         EUR        95,131                93,804
                                                                                ------------

CAYMAN ISLANDS - 0.13%

International Credit Recovery - Japan,
   FRN 0.3769% due 08/25/2005                        JPY     6,081,360                50,710
International Credit Recovery - Japan,
   Series 3A, Class A 144A, FRN 0.3575%
   due 05/22/2006                                           20,109,778               167,770
                                                                                ------------
                                                                                     218,480

GERMANY - 0.01%

Core, Inc., Series 1998-1A, Class A2A, 144A,
   FRN 3.523% due 01/16/2006                         DEM        30,872                15,593
                                                                                ------------

UNITED STATES - 4.40%

Amresco Residential Securities, Series
   1999-1, Class A,
   FRN 2.31% due 06/25/2029                          $         642,642               643,021

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
UNITED STATES - CONTINUED

Bayview Financial Acquisition Trust,
   Series 2000-D Class A 144A,
   FRN 3.04% due 11/25/2030                               $  1,200,000          $  1,203,750
Core, Inc., Series 1999-1A, Class A3B, 144A, FRN
   2.08188% due 03/17/2009                                     381,267               379,778
Credit Suisse First Boston Mortgage, Series
   2000-HE1, Class A2,
   FRN 2.10% due 12/15/2030                                    566,566               566,271
Home Equity Asset Trust,
   Series 2002-1, Class A4,
   FRN 2.14% due 11/25/2032                                    500,000               500,000
Irwin Home Equity, Series 2001-2, Class 1A1, FRN
   2.06% due 11/25/2011                                        420,634               420,684
   Series 2002-1, Class 2A1,
   FRN 2.13% due 06/25/2029                                    500,000               500,000
Marriott Vacation Club Owner Trust, Series
   2000-1A, Class A, 144A,
   FRN 2.18875% due 09/20/2017                                 577,657               578,837
Providian Gateway Master Trust, Series
   2000-C, Class A,
   FRN 2.06% due 03/15/2007                                    900,000               900,109
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIA, FRN
   2.0875% due 07/25/2032                                      900,000               899,016
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB, FRN
   2.09% due 07/25/2032                                      1,100,000             1,098,969
                                                                                ------------
                                                                                   7,690,435

TOTAL ASSET BACKED SECURITIES
(Cost: $8,002,504)                                                              $  8,018,312
                                                                                ------------

SUPRANATIONAL OBLIGATIONS - 2.20%

BELGIUM (EUROCLEAR) - 1.07%

European Investment Bank,
   FRN 2.34% due 04/15/2008                                  1,911,275             1,869,325
                                                                                ------------

SWITZERLAND - 1.13%

Eurofima,
   4.75% due 07/07/2004                              SEK    18,500,000             1,984,488
                                                                                ------------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $3,688,486)                                                              $  3,853,813
                                                                                ------------

SHORT TERM INVESTMENTS - 4.99%

ANZ Delaware Inc.                                    $
   1.79% due 09/05/2002                                        400,000               398,687
CDC Commercial
   1.77% due 08/08/2002                                        800,000               798,505
Danske Bank
   1.78% due 08/05/2002                                      1,000,000               998,270
Federal Home Loan Mortgage Discount Notes,
   1.75% due 07/24/2002                                      1,700,000             1,698,099
Svenska Handelsbanken
   1.78% due 08/19/2002                                      2,200,000             2,194,670
UBS Finance, Inc.,
   1.76% due 07/25/2002 - 08/08/2002                         1,300,000             1,298,132
   1.77% due 08/13/2002 - 08/19/2002                         1,300,000             1,297,016
United States Treasury Bill ****
   1.62% due 08/15/2002                                         40,000                39,918
                                                                                ------------
                                                                                $  8,723,297

REPURCHASE AGREEMENTS - 0.66% ***

Repurchase Agreement with State Street Corp.
   dated 06/28/2002 at 0.85%, to be
   repurchased at $1,151,082 on 07/01/2002,
   collateralized by $850,000 U.S. Treasury
   Bonds, 8.875% due 08/15/2017 (valued at
   $1,174,685, including interest)                        $  1,151,000          $  1,151,000
                                                                                ------------

PUT OPTIONS - 0.00%

 NUMBER OF                                         EXPIRATION/
 CONTRACTS                                         STRIKE PRICE                 VALUE
 ---------                                         ------------              -----------
    20               U.S. Treasury Notes           August 2002/
                       10 Years Futures               $96.00                      $  334
    12            Government of Japan Bond        September 2002/
                      10 Years Futures              YEN 127.00                       681
 2,450,000           Federal Republic of
                        Germany Bond              September 2002/
                          10 Years                    $90.00                           2
    252              Federal Republic of          September 2002/
                    Germany Bond 5 Years              $95.00                       2,161
 6,000,000           Federal Republic of           October 2002/
                        Germany Bond                  $93.00                         118
 2,800,000           Federal Republic of
                        Germany Bond               October 2002/
                          10 Years                    $91.00                         248
 1,500,000           Federal Republic of
                        Germany Bond               October 2002/
                          10 Years                    $95.00                         133
 7,660,000           Federal Republic of
                        Germany Bond               October 2002/
                          10 Years                    $93.00                         529
 2,300,000           Federal Republic of
                        Germany Bond               October 2002/
                          10 Years                    $90.00                         159
 1,000,000           Federal Republic of
                        Germany Bond               October 2002/
                          10 Years                    $81.00                          69
 2,300,000           Federal Republic of
                        Germany Bond               October 2002/
                      10 Years Futures                $98.00                         204
    86               Federal Republic of
                        Germany Bond               October 2002/
                      10 Years Futures                $90.00                         754
10,000,000           Federal Republic of
                        Germany Bond               October 2002/
                          10 Years                    $90.50                         887
 5,000,000           Federal Republic of           October 2002/
                        Germany Bond                  $91.00                         394
 8,000,000          Government of France           October 2002/
                        Bond Futures                  $90.00                         710
 1,000,000          Buoni Poliennali Del           October 2002/
                            Tes,                      $104.00                         89
 1,050,000          Buoni Poliennali Del           October 2002/
                            Tes,                      $93.00                          93
                                                                             ------------

TOTAL PUT OPTIONS
(Cost: $9,344)                                                                    $7,565
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

CALL OPTIONS - 0.49%

 NUMBER OF                                           EXPIRATION/
 CONTRACTS                                           STRIKE PRICE               VALUE
 ---------                                           ------------            ------------
    155               U.S. Treasury Notes             August 2002
                        5 Year Futures                  $113.00                    $2,651
    86                Eurodollar Futures            December 2002/
                                                        $96.25                    318,738
    18                Eurodollar Futures              April 2003/
                                                        $95.50                     79,425
    121               Eurodollar Futures              April 2003/
                                                        $95.75                    464,334
                                                                             ------------

TOTAL CALL OPTIONS
 (Cost: $247,124)                                                                $865,148
                                                                             ------------


TOTAL INVESTMENTS (GLOBAL BOND TRUST)
(Cost: $169,767,908)                                                         $174,831,297
                                                                             ============

TOTAL RETURN TRUST

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY OBLIGATIONS - 0.82%

U.S. TREASURY NOTES - 0.82%

3.375% due 01/15/2012                                     $  2,833,152          $  2,903,527
3.875% due 01/15/2009                                        2,191,060             2,324,912
4.25% due 01/15/2010                                         2,136,160             2,318,054
zero coupon due 07/15/2002                                   1,682,745             1,684,058
                                                                                ------------
                                                                                   9,230,551

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $8,932,304)                                                              $  9,230,551
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.04%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.50%

FRN 5.533% due 01/01/2029                                    4,197,707             4,363,012
FRN 7.50% due 08/15/2030****                                 5,734,334             6,133,903
7.50% due 12/20/2029                                         5,989,963             6,445,280
                                                                                ------------
                                                                                  16,942,195

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.85%

5.50% due 01/01/2017                                         1,961,809             1,963,633
6.00% due 03/01/2016 - 06/01/2017                          255,502,398           260,537,506
FRN 4.450% due 10/01/2040                                    4,504,052             4,516,708
FRN 4.478% due 05/01/2036                                   17,972,135            18,273,632
FRN 6.00% due 03/01/2017 - 06/01/2017                       25,578,524            26,081,909
5.50% due 12/31/2099                                         2,000,000             2,001,880
6.00% due 12/31/2099                                        57,000,000            58,088,580
                                                                                ------------
                                                                                 371,463,848

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.69%

6.00% due 03/15/2029 - 07/15/2029                            3,352,845             3,366,207
6.50% due 08/15/2031 - 09/15/2031                              653,338               666,405
FRN 4.50% due 01/20/2032 - 02/20/2032                       12,392,594            12,537,787
FRN 5.375% due 02/20/2024                                    1,238,115             1,260,946
FRN 5.50% due 05/20/2030                                     3,071,537             3,106,091
FRN 6.00% due 01/15/2029 - 11/20/2029                       16,527,850            16,772,210
FRN 6.375% due 05/20/2023                                    3,335,713             3,426,912
FRN 6.75% due 09/20/2021                                       558,873               576,338
                                                                                ------------
                                                                                  41,712,896

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $424,786,666)                                                            $430,118,939
                                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 10.95%

FEDERAL REPUBLIC OF BRAZIL - 0.80%

8.00% due 04/15/2014                                      $    246,282          $    154,567
11.00% due 01/11/2012 - 08/17/2040                          10,300,000             6,021,500
FRN 3.0625% due 04/15/2006                                   2,841,600             2,251,968
FRN 3.125% due 04/15/2009                                      164,706                98,823
11.50% due 03/12/2008                                          800,000               544,000
                                                                                ------------
                                                                                   9,070,858

REPUBLIC OF EGYPT - 0.02%

8.75% due 07/11/2011                                           250,000               243,875
                                                                                ------------

GOVERNMENT OF FRANCE - 2.22%

5.00% due 01/12/2003                                 EUR    25,314,000            25,141,673
                                                                                ------------

FEDERAL REPUBLIC OF GERMANY - 2.22%

4.25% due 03/14/2003                                        25,314,000            25,061,822
                                                                                ------------

REPUBLIC OF ITALY - 2.22%

4.50% due 01/15/2003                                        25,314,000            25,083,033
                                                                                ------------

GOVERNMENT OF MEXICO - 0.47%

7.50% due 01/14/2012                                      $  1,400,000             1,383,900
8.30% due 08/15/2031                                         3,700,000             3,601,950
9.875% due 02/01/2010                                          200,000               224,800
11.375% due 09/15/2016                                         100,000               123,250
                                                                                ------------
                                                                                   5,333,900

GOVERNMENT OF NETHERLANDS - 2.22%

5.75% due 09/15/2002                                 EUR    25,314,000            25,058,079
                                                                                ------------

REPUBLIC OF PANAMA - 0.06%

8.25% due 04/22/2008                                      $    700,000               665,000
                                                                                ------------

REPUBLIC OF PERU - 0.49%

9.125% due 02/21/2012                                        6,100,000             5,528,550
                                                                                ------------

REPUBLIC OF POLAND - 0.05%

FRN 3.75% due 10/27/2024                                       300,000               222,000
FRN 4.50% due 10/27/2024                                       500,000               402,500
                                                                                ------------
                                                                                     624,500

REPUBLIC OF SOUTH AFRICA - 0.18%

7.375% due 04/25/2012                                        1,200,000             1,186,500
9.125% due 05/19/2009                                          800,000               892,000
                                                                                ------------
                                                                                   2,078,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $125,741,704)                                                            $123,889,790
                                                                                ------------

CORPORATE BONDS - 19.81%

AIR TRAVEL - 0.13%

American Airlines, Inc., Series 2001-2
   Class A-1, 144A, 6.978% due 04/01/2011                    1,495,868             1,521,208
                                                                                ------------

AUTOMOBILES - 1.17%

Daimler Chrysler North America Holding,
   7.30% due 01/15/2012                                      2,500,000             2,639,400
   FRN 2.4125% due 08/01/2003                                3,200,000             3,200,934
   FRN 2.65688% due 12/16/2002                               3,500,000             3,508,670
Ford Motor Company,
   7.45% due 07/16/2031                                      4,200,000             3,902,934
                                                                                ------------
                                                                                  13,251,938

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
BANKING - 0.79%

Bank One Corp.,
   5.90% due 11/15/2011                                   $  1,300,000          $  1,295,723
Royal Bank of Scotland PLC,
   FRN 7.648% due 08/31/2049                                 5,000,000             5,207,650
Wachovia Corp.,
   4.95% due 11/01/2006                                      2,000,000             2,014,660
Westdeutsche Landesbank Giroze, Series
   2008, 6.05% due 01/15/2009                                  400,000               411,840
                                                                                ------------
                                                                                   8,929,873

DOMESTIC OIL - 0.08%

Kerr Mcgee Corp., 144A,
   FRN 2.60% due 06/28/2004                                    900,000               899,496
                                                                                ------------

ELECTRIC UTILITIES - 1.43%

Entergy Louisiana, Inc.,
   8.50% due 06/01/2003                                      3,000,000             3,132,201
Indiana Michigan Power Company, Series
   B, FRN 2.5225% due 09/03/2002                             1,500,000             1,500,562
LG&E Capital Corp., 144A,
   6.205% due 05/01/2004                                     6,000,000             6,214,980
Pacific Gas & Electric Company, 144A, FRN
   7.575% due 10/31/2049                                       300,000               295,500
TX Electric Company, Series C 144A, FRN
   2.48688% due 06/15/2003                                   5,000,000             5,005,310
                                                                                ------------
                                                                                  16,148,553

ENERGY - 1.35%

El Paso Energy Corp.,  Medium Term Note,
   7.75% due 01/15/2032                                     16,500,000            15,299,625
                                                                                ------------

FINANCIAL SERVICES - 6.57%

Atlas Reinsurance  PLC, Class A, 144A, FRN
   4.3875% due 01/07/2005                                    1,000,000             1,006,030
Bear Stearns Companies, Inc.  Medium
   Term Note Bank, FRN 2.21% due
   12/01/2003                                                1,900,000             1,902,075
Credit Suisse First Boston USA, Inc.,
   6.50% due 01/15/2012                                     10,100,000            10,179,164
Donaldson Lufkin Jenrette,
   FRN 2.249% due 07/18/2003                                 2,800,000             2,807,641
Ford Credit Canada, Ltd., 144A, FRN
   2.04688% due 12/16/2002                                   7,000,000             6,978,664
Ford Motor Credit Company,
   7.25% due 10/25/2011                                        200,000               199,874
   7.50% due 03/15/2005                                      5,000,000             5,217,250
Gemstone Investors, Ltd., 144A, 7.71%
   due 10/31/2004                                            1,300,000             1,267,040
General Electric Capital Corp., 6.125%
   due 02/22/2011                                            4,000,000             4,058,800
General Motors Acceptance Corp.,
   FRN 2.01% due 08/18/2003                                  4,500,000             4,449,735
   FRN 2.59652% due 05/10/2004                               1,600,000             1,596,227
   FRN 2.66875% due 01/20/2004                               2,700,000             2,698,885
   8.00% due 11/01/2031                                        100,000               102,542
General Motors Acceptance Corp.  Medium
   Term Note,
   FRN 2.62% due 05/17/2004                                  3,000,000             2,993,361
   FRN 2.25% due 08/04/2003                                  1,800,000             1,792,528
   FRN 2.29875% due 07/21/2004                               4,700,000             4,619,959
Household Finance Corp.,
   6.125% due 02/27/2003                                     2,000,000             2,038,000
Household Finance Corp. Medium Term Note
   Bank Ent, FRN 2.25% due 05/28/2004                        2,200,000             2,177,798
Morgan Stanley & Company, Inc., FRN
   7.201% due 09/15/2011                                     3,616,000             3,732,685
National Rural Utilities Cooperative
   Medium Term Note, FRN 2.94% due
   04/26/2004                                                1,000,000               999,909
Pemex Finance, Ltd.,
   5.72% due 11/15/2003                                      3,750,000             3,823,762
Pemex Project Funding Master Trust,
   144A, FRN 3.5125% due 01/07/2005                          2,100,000             2,106,411
Premium Asset Trust, Series 2000-10
   Trust, 144A, FRN 2.225% due 11/27/2004                      500,000               501,000
Small Business Administration
   Participation Certificate, Series
   2000-10B, 7.449% due 08/01/2010                             969,968             1,051,936
Textron Financial Corp.,
   FRN 2.27% due 09/17/2002                                  5,000,000             5,000,170
Trinom Ltd., Class A 2, 144A,
   FRN 5.87938% due 12/18/2004                               1,000,000             1,006,260
                                                                                ------------
                                                                                  74,307,706

FOOD & BEVERAGES - 0.11%

Kroger Company,
   FRN 2.65% due 08/16/2012                                  1,300,000             1,300,247
                                                                                ------------

FOREST PRODUCTS - 0.23%

Weyerhaeuser Company,
   6.75% due 03/15/2012                                      2,500,000             2,570,325
                                                                                ------------

INTERNATIONAL OIL - 0.65%

Conoco Funding Company,
   7.25% due 10/15/2031                                      6,900,000             7,341,531
                                                                                ------------

LEISURE TIME - 2.42%

AOL Time Warner, Inc.,
   7.70% due 05/01/2032                                     20,000,000            17,645,600
Walt Disney Company,
   4.50% due 09/15/2004                                      9,600,000             9,679,392
                                                                                ------------
                                                                                  27,324,992

MANUFACTURING - 0.01%

Tyco International Group SA,
   6.75% due 02/15/2011                                        113,000                87,575
                                                                                ------------

SANITARY SERVICES - 0.37%

Waste Management, Inc.,
   6.50% due 05/15/2004                                      4,000,000             4,136,440
                                                                                ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.39%

AT&T Corp., 144A,
   7.30% due 11/15/2011                                      6,900,000             5,682,219
Dominion Resources, Inc., Series D, FRN
   2.53688% due 09/16/2002                                  10,000,000            10,005,250
                                                                                ------------
                                                                                  15,687,469

TELEPHONE - 3.11%

British Telecom PLC,
   FRN 8.375% due 12/15/2010                                   700,000               753,459
France Telecom SA,
   FRN 3.63688% due 03/14/2003                              12,800,000            12,819,584

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
TELEPHONE - CONTINUED

Qwest Capital Funding,
   7.25% due 02/15/2011                                   $    113,000          $     62,150
Sprint Capital Corp.,
   6.00% due 01/15/2007                                        100,000                77,986
   6.90% due 05/01/2019                                        500,000               344,710
   7.625% due 01/30/2011                                    10,900,000             9,125,916
   8.375% due 03/15/2012                                     1,800,000             1,475,820
   8.75% due 03/15/2032                                      5,400,000             4,157,622
Verizon Pennsylvania, Series A, 5.65%
   due 11/15/2011                                            6,900,000             6,345,005
                                                                                ------------
                                                                                  35,162,252

TOTAL CORPORATE BONDS
(Cost: $231,780,825)                                                            $223,969,230
                                                                                ------------

MUNICIPAL BONDS - 1.62%

GEORGIA - 0.37%

Georgia State,
   5.00% due 05/01/2019                                      4,100,000             4,176,342
                                                                                ------------

NEW YORK - 0.09%

Metropolitan Transportation Authority
   New York Residuals, FRN 5.125% due
   11/15/2020                                                  150,000               160,704
New York State Environmental Facilities
   Corp., FRN 8.664% due 06/15/2023                            850,000               858,542
                                                                                ------------
                                                                                   1,019,246

NORTH CAROLINA - 0.27%

North Carolina State,
   FRN 5.00% due 03/01/2018                                  1,400,000             1,495,396
North Caroline State Educations
   Assistance Authority Revenue, FRN
   2.07125% due 06/01/2009                                   1,481,248             1,484,418
                                                                                ------------
                                                                                   2,979,814

PENNSYLVANIA - 0.10%

Philadelphia Pennsylvania School
   District, Series 496, FRN 7.99% due
   04/01/2027                                                1,300,000             1,127,854
                                                                                ------------

WISCONSIN - 0.79%

Badger Tobacco Asset Securitization
   Corp., 6.00% due 06/01/2017                               2,900,000             2,874,480
Wisconsin Clean Water Revenue, FRN 8.52%
   due 06/01/2023                                            5,910,000             6,097,820
                                                                                ------------
                                                                                   8,972,300

TOTAL MUNICIPAL BONDS
(Cost: $17,840,646)                                                             $ 18,275,556
                                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.81%

ABN AMRO Mortgage Corp., Series 1999-4,
   Class IA4, 6.50% due 06/25/2029                           5,000,000             5,108,400
Aurora Loan Services, Series 2000-2
   Class 2A1, FRN 2.54% due 05/25/2030                       2,529,444             2,529,031
Bear Stearns Arm Trust, Series 2000-1
   Class 1A, FRN 7.455289% due 12/25/2030                      187,079               188,803
   Series 2000-1 Class 2A, FRN
   7.493146% due 12/25/2030                                    267,649               270,308
   Series 2001-10 Class VA, FRN
   6.17803% due 02/25/2032                                   2,307,561             2,356,596
   Series 2001-10 Class VIA, FRN
   6.12991% due 02/25/2032                                   1,385,044             1,414,476
   Series 2001-8, Class VIA, FRN
   6.67924% due 11/25/2031                                   2,842,766             2,903,175
   Series 2001-9 Class IA, FRN 6.27478%
   due 01/25/2032                                            2,035,685             2,092,106
Cendant Mortgage Corp., Series 1999-A,
   Class A2, 144A, FRN 2.49% due
   08/25/2030                                                2,337,637             2,343,481
Credit Suisse First Boston Mortgage,
   Series 2001-3 Class 1A1, 6.75% due
   08/21/2031                                                  955,387               989,122
   Series 2001-4 Class 4A1, FRN 2.39%
   due 09/25/2031                                            1,855,496             1,849,113
E-Trade Bank Arm Trust, Series 2001-1
   Class A1, FRN 7.05530% due 09/25/2031                     3,839,268             3,920,853
GE Capital Mortgage Services, Inc.,
   REMIC, 1998-6, Class 1A6, 6.75% due
   03/25/2028                                                3,350,000             3,485,742
GMAC Commercial Mortgage Security, Inc.,
   Series 99 C2, Class A, FRN 6.57% due
   09/15/2033                                                3,728,564             3,940,388
Indymac Arm Trust, Series 2001-H2  Class
   A2, FRN 6.43293% due 01/25/2032                           1,098,814             1,131,019
Morgan Stanley Dean Witter Capital I,
   2001-SGMA, Class A 144A, FRN 2.14%
   due 07/11/2011                                            3,452,667             3,437,024
Norwest Asset Securities Corp., Series
   1999-25 Class A4, FRN 6.50% due
   10/25/2029                                                5,821,987             5,939,009
Residential Funding Mortgage Security I,
   Series 1998-S6, Class A6, 6.75% due
   03/25/2028                                                4,335,000             4,522,749
Salomon Brothers Mortgage Securities VII
   Inc., Series 1999-NC4 Class A, FRN
   2.24% due 09/25/2029                                      1,393,054             1,396,300
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2000-BOA1 Class A,
   FRN 7.60223% due 12/25/2030                                 111,760               113,223
Small Business Administration
   Participation Certificate, Series
   2001-P10B Class 1, FRN 6.344% due
   08/10/2011                                                6,343,772             6,525,285
Structured Asset Securities Corp., FRN
   6.30915% due 02/25/2032                                   2,815,952             2,844,709
   Series 2001-15A, Class 2A1, 6.50%
   due 09/25/2031                                            1,473,708             1,485,756
   Series 2001-21A, Class 1A1, FRN
   6.25% due 01/25/2032                                      3,179,016             3,274,815

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED

Structured Product Asset Certificate
   Trust, 144A, FRN 3.146% due 06/20/2004                 $  6,525,000          $  6,525,000
Wells Fargo Mortgage Backed Securities
   2001-34 Trust, Class 2A, FRN 6.227%
   due 01/25/2032                                            5,637,616             5,769,163
   Series 2001-2 Class A, 7.00% due
   02/25/2016                                                  670,572               692,432
                                                                                ------------
                                                                                  77,048,078

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $75,217,781)                                                             $ 77,048,078
                                                                                ------------

ASSET BACKED SECURITIES - 6.07%

Ameriquest Mortgage Securities, Inc.,
   Series 2000-1, Class A,  FRN 2.16%
   due 06/15/2030                                            1,530,410             1,531,794
Ameriquest Mortgage Securities, Inc.,
   Series 2000-2, Class A, FRN 2.14% due
   07/15/2030                                                  894,057               894,458
Bayview Financial Acquisition Trust,
   Series 2000-D Class A 144A, FRN 3.04%
   due 11/25/2030                                            7,900,000             7,924,687
   Series 2001-AA Class A, 144A, FRN
   2.24% due 04/25/2031                                        769,559               769,174
   Series 2001-BA Class A, 144A, FRN
   2.12% due 07/25/2031                                      1,467,816             1,465,524
Brazos Student Finance Corp.,Series
   1998-A, Class A2, FRN 2.75085% due
   06/01/2023                                                5,000,000             5,002,157
Conseco Finance Securitizations, Series
   2001-4 Class A1, FRN 3.22% due
   09/01/2023                                                8,163,075             8,207,348
Credit Suisse First Boston Mortgage,
   Series 2000-HE1, Class A2, FRN 2.10%
   due 12/15/2030                                            5,047,591             5,044,958
EMC Mortgage Loan Trust, Series 2001-A
   Class A, 144A, FRN 2.21% due
   05/25/2040                                               12,178,565            12,195,201
FHA 220 NP Reilly 60,
   7.43% due 12/01/2023                                      5,185,933             5,253,189
Green Tree Financial Corp., Series
   1999-5, Class A3, FRN 6.97% due
   04/01/2031                                                4,000,000             4,117,470
Irwin Low Balance Home Loan Trust,
   Series 2000 Class A, 144A, FRN 2.215%
   due 06/25/2021                                            1,281,417             1,284,690
Team Fleet Financing Corp., Series 1998
   Class A 144A, 6.13% due 10/25/2004                       15,000,000            14,960,061
                                                                                ------------
                                                                                  68,650,711

TOTAL ASSET BACKED SECURITIES
(Cost: $68,057,014)                                                             $ 68,650,711
                                                                                ------------

SHORT TERM INVESTMENTS - 14.75%

Abbey National North America,
   1.77% due 07/02/2002                                      7,100,000             7,099,651
   1.79% due 07/03/2002                                      4,100,000             4,099,592
American Telephone & Telegraph Company,
   3.72% due 04/18/2003                                      6,500,000             6,500,000
CDC Commercial
   1.77% due 08/08/2002                                      1,800,000             1,796,637
Eksportfinans ASA
   1.76% due 08/28/2002                                      3,700,000             3,689,509
Federal Home Loan Bank Consolidated Dsc
   Note,
   1.90% due 08/28/2002                                     11,000,000            10,966,328
Federal Home Loan Mortgage Discount
   Notes,
   1.74% due 08/20/2002                                      1,800,000             1,795,650
   1.75% due 07/24/2002                                     53,800,000            53,739,848
   2.06% due 09/13/2002 - 09/16/2002                        13,546,000            13,486,426
National Australia Funding Delaware Inc.,
   1.76% due 08/07/2002                                      1,600,000             1,597,106
Pfizer, Inc.
   1.75% due 07/22/2002                                     13,400,000            13,386,321
Shell Finance Yrs 3+4
   1.85% due 08/21/2002                                        700,000               698,165
UBS Finance, Inc.
   1.77% due 07/29/2002                                     30,500,000            30,458,012
   1.77% due 08/29/2002                                     14,000,000            13,959,388
United States Treasury Bills,
   1.62% due 08/15/2002****                                  3,585,000             3,577,632
                                                                                ------------
                                                                                $166,850,265

REPURCHASE AGREEMENTS - 1.13%

Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85%, to
   be repurchased at $12,747,903 on
   07/01/2002, collateralized by
   $9,410,000 U.S. Treasury Bonds,
   8.875% due 08/15/2017 (valued at
   $13,004,451 including interest).                       $ 12,747,000          $ 12,747,000
                                                                                ------------

CALL OPTIONS - 0.00%

   NUMBER OF                                          EXPIRATION/
   CONTRACTS                                          STRIKE PRICE                VALUE
   ---------                                          ------------            --------------
                       United States Treasury        September 2002/
       20                    Bonds Futures               $104.00                      22,500
                                                                              --------------
TOTAL CALL OPTIONS
(Cost: $19,138)                                                                      $22,500
                                                                              --------------

TOTAL INVESTMENTS   (TOTAL RETURN TRUST)
(Cost: $1,131,973,343)                                                        $1,130,802,620
                                                                              ==============

INVESTMENT QUALITY BOND TRUST

                                                             SHARES                VALUE
                                                             ------                -----
COMMON STOCK - 0.00%

CHEMICALS - 0.00%

Pioneer Companies, Inc. *                                          777          $      1,555
                                                                                ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%

Decisionone Corp. *                                                233                    50
                                                                                ------------

CONSTRUCTION & MINING EQUIPMENT - 0.00%

Grove Investors, Inc.                                              533                 2,159
                                                                                ------------
                                                                                       2,159

TOTAL COMMON STOCK
(Cost: $101,374)                                                                $      3,764
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                             SHARES                VALUE
                                                             ------                -----
PREFERRED STOCK - 0.03%

HEALTHCARE SERVICES - 0.00%

Mediq, Inc. *                                                      303          $         30
                                                                                ------------

MINING - 0.02%

Fairfield Manufacturing, Inc. *                                    317                95,893
                                                                                ------------

PUBLISHING - 0.01%

Primedia, Inc., Series H *                                       1,525                46,131
                                                                                ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

McLeodUSA, Inc., Class A *@                                      3,183                11,936
                                                                                ------------

TOTAL PREFERRED STOCK
(Cost: $1,338,435)                                                              $    153,990
                                                                                ------------

WARRANTS - 0.00%

COMPUTERS & BUSINESS EQUIPMENT - 0.00%

Decisionone Corp., Class A, (Expiration
   date 04/18/2007; strike price $14.29)                           137                     0
   Class B, (Expiration date 04/18/2007;
   strike price $28.57)                                            236                     0
   Class C, (Expiration date 04/18/2007;
   strike price $40.00)                                            140                     0
                                                                                ------------
                                                                                           0

CONSTRUCTION & MINING EQUIPMENT - 0.00%

Grove Investors, Inc., Series A,
   (Expiration date 09/14/2008; strike
   price $19.20)                                                   148                     0
   Series B, (Expiration date 09/14/2008;
   Strike price $24.20)                                            148                     0

HOUSEHOLD PRODUCTS - 0.00%

Mattress Discounters Holding Corp., 144A,
   (Expiration date 07/15/2007; strike
   price $ .01)                                                    150                   225
                                                                                ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

KMC Telecom Holdings, Inc., 144A,
   (Expiration date 04/15/2008; strike
   price $ .01)                                                    425                    21
McLeodUSA, Inc., (Expiration date
   04/16/2007; strike price $ 1.354)@                            7,054                   882
                                                                                ------------
                                                                                         903

TOTAL WARRANTS
(Cost: $2,357)                                                                  $      1,128
                                                                                ------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY OBLIGATIONS - 10.05%

U.S. TREASURY BONDS - 8.29%

6.25% due 08/15/2023                                      $    200,000          $    214,284
7.875% due 02/15/2021                                        3,000,000             3,776,730
8.125% due 08/15/2019 - 08/15/2021                          19,250,000            24,778,418
8.75% due 05/15/2017 - 08/15/2020                            3,000,000             4,050,060
12.00% due 08/15/2013                                        6,500,000             9,088,040
                                                                                ------------
                                                                                  41,907,532

U.S. TREASURY NOTES - 1.76%

4.25% due 01/15/2010                                         8,222,753             8,922,920
                                                                                ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $50,057,699)                                                             $ 50,830,452
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.68%

FEDERAL HOME LOAN BANK - 0.63%

5.80% due 09/02/2008                                         3,000,000             3,171,570
                                                                                ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.83%

REMIC 6.50% due 06/25/2019                                      58,893                59,132
6.00% due 02/01/2003 - 05/01/2032                            7,530,278             7,614,594
6.30% due 03/15/2023                                           400,000               418,500
6.50% due 04/01/2029 - 07/01/2031                            3,394,173             3,466,111
7.00% due 03/15/2010                                         5,000,000             5,595,300
7.50% due 06/01/2010 - 05/01/2028                            1,050,972             1,109,140
6.875% due 09/15/2010                                        1,000,000             1,111,150
                                                                                ------------
                                                                                  19,373,927

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.63%

5.77% due 03/01/2009                                         2,787,902             2,876,154
6.00% due 11/01/2016 - 11/01/2028                           16,143,378            16,374,238
6.085% due 10/01/2011                                        1,312,818             1,368,034
6.18% due 07/01/2008                                           348,295               366,401
6.27% due 11/01/2007                                         1,051,850             1,111,413
6.28% due 04/01/2011                                         1,000,000             1,054,396
6.30% due 01/01/2008                                           299,295               316,264
6.34% due 01/01/2008                                           272,884               289,024
6.43% due 01/01/2008                                           303,990               322,928
6.447% due 01/01/2008                                        1,434,677             1,525,104
6.46% due 06/01/2009                                         1,453,615             1,551,284
6.50% due 09/01/2031                                            31,128                31,731
6.654% due 02/01/2011                                        3,657,494             3,874,672
6.812% due 10/01/2007                                          202,646               218,567
7.00% due 06/01/2029                                           206,615               213,974
7.04% due 03/01/2007                                           642,495               698,441
7.50% due 01/01/2030 - 06/01/2030                              702,908               737,701
7.25% due 01/15/2010                                         5,000,000             5,667,150
                                                                                ------------
                                                                                  38,597,476

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.45%

6.00% due 08/15/2008 - 12/15/2013                            2,428,227             2,495,377
6.50% due 07/15/2008 - 05/15/2029                               88,535                92,061
7.00% due 04/15/2023 - 07/15/2031                            9,127,484             9,498,038
7.00% TBA**                                                  7,615,000             7,902,923
7.50% due 06/15/2022 - 10/15/2029                            6,693,119             7,108,490
8.00% due 07/15/2030 - 10/15/2030                              451,128               479,887
                                                                                ------------
                                                                                  27,576,776

HOUSING & URBAN DEVELOPMENT - 0.14%

7.498% due 08/01/2011                                          600,000               683,608
                                                                                ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $87,012,827)                                                             $ 89,403,357
                                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.19%

GOVERNMENT OF CANADA - 0.44%

8.625% due 01/19/2005                                        2,000,000             2,225,940
                                                                                ------------

REPUBLIC OF CHILE - 0.33%

6.95% due 07/01/2012                                         1,624,338             1,647,988
                                                                                ------------

REPUBLIC OF PANAMA - 0.08%

4.75% VR due 07/17/2014                                        462,963               381,944
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
REPUBLIC OF PHILIPPINES - 0.08%

9.375% due 01/18/2017                                     $    400,000          $    408,000
                                                                                ------------

GOVERNMENT OF RUSSIA - 0.16%

Step up to 5.00% due 03/31/2030                              1,200,000               833,040
                                                                                ------------

REPUBLIC OF SOUTH AFRICA - 0.10%

7.375% due 04/25/2012                                          510,000               504,263
                                                                                ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,795,640)                                                              $  6,001,175
                                                                                ------------

CORPORATE BONDS - 42.68%

AEROSPACE - 0.46%

BAE Systems Holdings, Inc., 144A, 6.40%
   due 12/15/2011                                            2,000,000             2,023,922
Northrop Grumman Corp.,
   7.875% due 03/01/2026                                       115,000               125,310
Sequa Corp.,
   8.875% due 04/01/2008                                       200,000               198,000
                                                                                ------------
                                                                                   2,347,232

AGRICULTURE - 0.03%

IMC Global, Inc., Series B,
   11.25% due 06/01/2011                                       160,000               172,357
                                                                                ------------

AIR TRAVEL - 1.73%

Air Canada,
   10.25% due 03/15/2011                                       360,000               281,700
American Airlines, Inc.,
   7.377% due 05/23/2019                                     1,176,130             1,149,208
Argo-Tech Corp.,
   8.625% due 10/01/2007                                       310,000               282,100
Atlas Air Inc.,
   9.375% due 11/15/2006                                       155,000                75,950
   10.75% due 08/01/2005                                       110,000                50,600
Continental Airlines,
   6.648% due 03/15/2019                                       856,187               817,445
   Series 1997-4, Class 4A, 6.90% due
   01/02/2018                                                1,143,062             1,121,904
Delta Air Lines Inc.,
   Class G, 6.718% due 01/02/2023                            1,500,000             1,528,440
Delta Air Lines, Inc.,
   7.90% due 12/15/2009 (a)                                    525,000               441,000
   Series 2000 1 Class B, 7.92% due
   11/18/2010                                                  565,000               577,588
Northwest Airlines Corp.,
   Class G, 8.072 VR due 04/01/2021                            814,082               865,865
   8.875% due 06/01/2006                                        70,000                61,600
   9.875% due 03/15/2007                                        95,000                85,500
US Airways, Inc., Series 2001 1G, 7.076%
   due 09/20/2022                                            1,358,830             1,400,438
                                                                                ------------
                                                                                   8,739,338

ALUMINUM - 0.29%

Alcan Aluminum, Ltd.,
   6.45% due 03/15/2011                                        440,000               451,598
Alcoa, Inc.,
   6.75% due 01/15/2028                                        800,000               816,184
Century Aluminum Company,
   11.75% due 04/15/2008                                       185,000               198,875
                                                                                ------------
                                                                                   1,466,657

APPAREL & TEXTILES - 0.12%

Levi Strauss & Company,
   7.00% due 11/01/2006                                        180,000               153,900
   11.625% due 01/15/2008                                      335,000               318,250
Westpoint Stevens, Inc.,
   7.875% due 06/15/2008 (a)                                   225,000               136,125
                                                                                ------------
                                                                                     608,275

AUTO PARTS - 0.66%

Accuride Corp.,
   9.25% due 02/01/2008 (a)                                    455,000               316,225
CSK Auto, Inc., 144A,
   12.00% due 06/15/2006                                       230,000               245,812
Dana Corp.,
   7.00% due 03/01/2029                                        300,000               222,000
   9.00% due 08/15/2011 (a)                                    545,000               536,825
   144A, 10.125% due 03/15/2010                                 20,000                20,400
Dura Operating Corp.,
   144A, 8.625% due 04/15/2012                                  75,000                75,375
   Series D, 9.00% due
   05/01/2009 (a)                                              130,000               125,125
LDM Technologies, Inc., Series B, 10.75%
   due 01/15/2007                                              215,000               161,250
Lear Corp., Series B,
   8.11% due 05/15/2009                                        545,000               555,993
Visteon Corp.,
   7.95% due 08/01/2005 (a)                                  1,000,000             1,065,350
                                                                                ------------
                                                                                   3,324,355

AUTO SERVICES - 0.03%

United Rentals North America Inc., 10.75%
   due 04/15/2008                                              130,000               139,100
                                                                                ------------

AUTOMOBILES - 0.20%

Chrysler Corp.,
   7.45% due 02/01/2097                                      1,000,000               943,580
Westinghouse Air Brake Company, Series
   B2, 9.375% due 06/15/2005                                    85,000                85,425
                                                                                ------------
                                                                                   1,029,005

BANKING - 4.38%

Bank New York, Inc.,
   6.625% due 06/15/2003                                     1,000,000             1,037,480
Bank of America Corp.,
   7.40% due 01/15/2011                                      1,500,000             1,640,280
Chase Manhattan Corp.,
   7.00% due 11/15/2009                                      1,000,000             1,052,430
Citicorp,
   6.375% due 11/15/2008                                       600,000               628,452
   7.125% due 06/01/2003                                     1,000,000             1,039,460
Credit National,
   7.00% due 11/14/2005                                      1,300,000             1,364,610
First Financial Caribbean Corp., 7.84%
   due 10/10/2006                                              810,000               845,559
First Massachusetts Bank NA,
   7.625% due 06/15/2011                                     1,000,000             1,077,496
First Republic Bank of San Francisco,
   7.75% due 09/15/2012                                        825,000               779,174
Frost National Bank,
   6.875% due 08/01/2011                                     1,000,000               996,590
Landesbank Baden Wurttemberg,
   6.35% due 04/01/2012                                        700,000               726,474
National City Corp.,
   6.875% due 05/15/2019                                     1,000,000             1,010,850

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
BANKING - CONTINUED

NBD Bancorp,
   8.25% due 11/01/2024                                   $  2,000,000          $  2,286,180
People Bank Bridgeport Connecticut,
   9.875% due 11/15/2010                                     1,000,000             1,057,540
Popular North America, Inc.,
   6.625% due 01/15/2004                                     1,350,000             1,396,413
Regions Financial Corp.,
   7.00% due 03/01/2011                                         95,000               101,241
Republic New York Corp.,
   9.50% due 04/15/2014                                      1,000,000             1,274,420
Royal Bank Scotland Group PLC, 6.40% due
   04/01/2009                                                2,750,000             2,858,735
Sprint Capital Corp.,
   6.875% due 11/15/2028                                     1,500,000               976,425
                                                                                ------------
                                                                                  22,149,809

BROADCASTING - 1.60%

Adelphia Communications Corp., 10.25% due
   06/15/2011 (a)                                               50,000                20,000
CBS, Inc.,
   7.125% due 11/01/2023                                       250,000               240,810
Century Communications Corp.,
   zero coupon due 01/15/2008                                  720,000               144,000
Charter Communications Holdings,
   8.625% due 04/01/2009                                       225,000               150,750
   Step up to 13.50% due 01/15/2011                            350,000               131,250
   Step up to 9.92% due 04/01/2011                             160,000                76,000
Classic Cable, Inc.,
   10.50% due 03/01/2010 (a)                                   430,000                95,138
Clear Channel Communications, Inc., 7.65%
   due 09/15/2010                                              675,000               662,688
Comcast Cable Communications,
   8.50% due 05/01/2027                                      1,400,000             1,392,314
Corus Entertainment Inc,
   8.75% due 03/01/2012                                         40,000                40,000
Entravision Commerce Corp., 144A, Class
   A, 8.125% due 03/15/2009                                     55,000                55,275
Liberty Media Group,
   7.75% due 07/15/2009 (a)                                    700,000               683,221
Lin Holdings Corp.,
   Step up to 10.00% due 03/01/2008                            720,000               676,800
Quebecor Media, Inc.,
   11.125% due 07/15/2011                                      100,000                98,250
   Step up to 13.75% due 07/15/2011                            585,000               342,225
Telewest Communications PLC, 9.875% due
   02/01/2010 (a)                                              675,000               266,625
USA Networks, Inc.,
   6.75% due 11/15/2005                                      1,570,000             1,607,319
Viacom, Inc.,
   7.75% due 06/01/2005                                      1,035,000             1,120,325
   7.875% due 07/30/2030                                       165,000               175,814
Young Broadcasting, Inc.,
   10.00% due 03/01/2011                                       150,000               135,000
                                                                                ------------
                                                                                   8,113,804

BUILDING MATERIALS & CONSTRUCTION - 0.44%

American Standard, Inc.,
   7.625% due 02/15/2010                                        70,000                70,700
Lowe's Companies, Inc.,
   6.50% due 03/15/2029                                      1,100,000             1,061,434
   7.50% due 12/15/2005                                        350,000               381,363
Masco Corp.,
   5.75% due 10/15/2008                                        700,000               690,046
                                                                                ------------
                                                                                   2,203,543

BUSINESS SERVICES - 0.50%

American Color Graphics, Inc., 12.75% due
   08/01/2005                                                  300,000               297,375
EOP Operating LP,
   6.50% due 01/15/2004                                        795,000               824,145
Federal Express Corp., Series 1998 1A,
   6.72% due 01/15/2022                                      1,022,899             1,062,464
Packaging Corp. of America, Series B,
   9.625% due 04/01/2009                                        90,000                96,975
Pierce Leahy Corp.,
   8.125% due 05/15/2008                                        50,000                50,125
True Temper Sports, Inc.,
   10.875% due 12/01/2008                                      200,000               212,000
                                                                                ------------
                                                                                   2,543,084

CABLE AND TELEVISION - 0.14%

CSC Holdings, Inc., Series B,
   7.625% due 04/01/2011                                       550,000               433,268
Insight Midwest LP/ Insight Capital,
   Inc., 9.75% due 10/01/2009                                  160,000               148,000
Mediacom Broadband LLC,
   11.00% due 07/15/2013                                       150,000               140,250
                                                                                ------------
                                                                                     721,518

CELLULAR COMMUNICATIONS - 0.56%

AT&T Wireless Services, Inc.,
   7.875% due 03/01/2011                                       700,000               568,757
   8.125% due 05/01/2012                                       420,000               342,430
Cingular Wireless LLC, 144A,
   7.125% due 12/15/2031                                     1,000,000               845,480
Crown Castle International Corp., Step up to
   10.375% due 05/15/2011 (a)                                   20,000                 9,000
Nextel Communications, Inc.,
   9.50% due 02/01/2011                                        150,000                73,875
   Step up to 9.75% due 10/31/2007                             630,000               315,000
Rogers Cantel, Inc.,
   9.375% due 06/01/2008                                       175,000               117,250
   9.75% due 06/01/2016                                         50,000                35,250
Rogers Communications, Inc., 8.875% due
   07/15/2007 (a)                                              235,000               213,850
Rogers Wireless Inc.,
   9.625% due 05/01/2011                                       475,000               308,750
                                                                                ------------
                                                                                   2,829,642

CHEMICALS - 0.60%

Airgas, Inc.,
   9.125% due 10/01/2011                                        30,000                31,650
Arco Chemical Company,
   9.80% due 02/01/2020                                        120,000               104,400
Dow Chemical Company,
   5.75% due 12/15/2008                                        400,000               402,560
ICI Wilmington, Inc.,
   6.95% due 09/15/2004                                        720,000               752,091
IMC Global, Inc.,
   7.625% due 11/01/2005                                       295,000               273,807
Lyondell Chemical Company,
   Series A, 9.625% due 05/01/2007                             190,000               180,500
   Series B, 9.875% due 05/01/2007                             370,000               353,350

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
CHEMICALS - CONTINUED

Methanex Corp.,
   8.75% due 08/15/2012                                   $     40,000          $     40,800
Noveon, Inc., Series B,
   11.00% due 02/28/2011                                        20,000                21,200
Olin Corp.,
   9.125% due 12/15/2011                                       600,000               649,973
PCI Chemicals Canada Company, 10.00% due
   12/31/2008 (a)                                               12,022                 8,190
Pioneer Companies, Inc.,
   5.5475 FRN due 12/31/2006                                     4,007                 2,610
Texas Petrochemicals Corp., Series B,
   11.125% due 07/01/2006                                      250,000               197,500
                                                                                ------------
                                                                                   3,018,631

COMPUTERS & BUSINESS EQUIPMENT - 0.33%

Computer Associates International, Inc., Series
   2005, 6.375% due 04/15/2005                                 920,000               791,200
Hewlett Packard Company,
   6.50% due 07/01/2012                                        700,000               688,744
Xerox Capital Europe PLC,
   5.875% due 05/15/2004                                       200,000               164,000
                                                                                ------------
                                                                                   1,643,944

CONSTRUCTION & MINING EQUIPMENT - 0.03%

Webb Delaware Corp.,
   10.25% due 02/15/2010                                       150,000               164,625
                                                                                ------------

CONTAINERS & GLASS - 0.42%

Graphic Packaging Corp., 144A, 8.625% due
   02/15/2012                                                   30,000                30,975
Owens Illinois, Inc.,
   7.85% due 05/15/2004 (a)                                    195,000               186,225
   Series 2005, 7.15% due 05/15/2005                            95,000                88,825
   Series 2008, 7.35% due 05/15/2008 (a)                        40,000                35,600
   Series 2010, 7.50% due 05/15/2010                           300,000               264,000
Sealed Air Corp., 144A,
   8.75% due 07/01/2008                                      1,000,000             1,032,202
Stone Container Corp.,
   9.25% due 02/01/2008                                        185,000               193,325
   9.75% due 02/01/2011                                        200,000               212,000
   144A, 8.375% due 07/01/2012                                 100,000               100,500
                                                                                ------------
                                                                                   2,143,652

COSMETICS & TOILETRIES - 0.06%

Revlon Consumer Products Corp., 12.00%
   due 12/01/2005                                              300,000               298,500
                                                                                ------------

CRUDE PETROLEUM & NATURAL GAS - 0.16%

KN Energy, Inc.,
   6.65% due 03/01/2005                                        795,000               832,866
                                                                                ------------

DOMESTIC OIL - 0.23%

Clark Refining & Marketing, Inc.,
   8.375% due 11/15/2007                                       405,000               392,850
   8.625% due 08/15/2008                                        10,000                 9,700
Forest Oil Corp.,
   8.00% due 06/15/2008 - 12/15/2011                           150,000               149,688
ICO, Inc., Series B,
   10.375% due 06/01/2007                                      175,000               136,500
Magnum Hunter Resources, Inc., 144A,
   9.60% due 03/15/2012                                         55,000                56,650
Parker Drilling Company, Series D, 9.75%
   due 11/15/2006                                              195,000               198,900
Pioneer Natural Resources Company, 9.625%
   due 04/01/2010                                              175,000               196,000
Pride International, Inc.,
   10.00% due 06/01/2009                                        20,000                21,500
                                                                                ------------
                                                                                   1,161,788

DRUGS & HEALTH CARE - 1.79%

Alaris Medical, Inc.,
   Step up to 11.125% due 08/01/2008                           585,000               491,400
   9.75% due 12/01/2006 (a)                                    200,000               198,500
Allegiance Corp.,
   7.00% due 10/15/2026                                      4,000,000             4,203,400
Beckman Instruments, Inc.,
   7.10% due 03/04/2003                                        240,000               244,404
   7.45% due 03/04/2008                                      1,065,000             1,145,993
Bio Rad Labs, Inc.,
   11.625% due 02/15/2007                                       71,000                79,165
Fisher Scientific International, Inc.,
   9.00% due 02/01/2008                                        130,000               132,925
Manor Care, Inc.,
   8.00% due 03/01/2008                                         30,000                31,163
Omnicare, Inc., Series B,
   8.125% due 03/15/2011                                        30,000                31,050
Physician Sales & Service Inc., 8.50% due
   10/01/2007                                                  275,000               275,000
Torchmark, Inc.,
   7.875% due 05/15/2023                                     2,000,000             1,947,880
Universal Hospital Services, Inc., 10.25%
   due 03/01/2008                                              245,000               245,000
                                                                                ------------
                                                                                   9,025,880

ELECTRICAL EQUIPMENT - 0.10%

Energy Corp. of America, Inc. Series A,
   9.50% due 05/15/2007                                        475,000               308,750
Wesco Distribution, Inc.,
   9.125% due 06/01/2008                                       225,000               216,000
                                                                                ------------
                                                                                     524,750

ELECTRIC UTILITIES - 4.09%

AES Corp.,
   8.875% due 02/15/2011                                       565,000               341,825
   8.50% due 11/01/2007 (a)                                    250,000               122,500
American Electric Power Inc., Series A,
   6.125% due 05/15/2006                                     2,000,000             2,033,880
Arizona Public Service Company, 6.375%
   due 10/15/2011                                            1,000,000             1,010,330
Avista Corp.,
   9.75% due 06/01/2008                                        450,000               479,714
Baltimore Gas & Electric Company, 6.125%
   due 07/01/2003                                            1,000,000             1,027,260
Calpine Corp.,
   8.625% due 08/15/2010                                       320,000               206,400
   8.50% due 02/15/2011 (a)                                    550,000               360,250
Cinergy Corp.,
   6.125% due 04/15/2004                                     2,000,000             2,039,552
CMS Energy Corp.,
   8.50% due 04/15/2011                                        170,000               120,700
   8.90% due 07/15/2008                                        135,000                97,200
Commonwealth Edison Company, 144A, 6.15%
   due 03/15/2012                                              315,000               323,407

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
ELECTRIC UTILITIES - CONTINUED

Duke Energy Company,
   5.375% due 01/01/2009                                  $  1,000,000          $    971,280
L-3 Communications Corp.,
   8.50% due 05/15/2008                                         40,000                41,600
   Series B, 8.00% due 08/01/2008                              160,000               164,000
Nevada Power Company,
   Series A, 8.25% due 06/01/2011                              600,000               559,742
   6.375% due 04/01/2003                                     1,000,000             1,020,700
NRG Energy, Inc.,
   7.50% due 06/01/2009                                        700,000               554,589
   7.75% due 04/01/2011                                        300,000               236,052
NSTAR,
   8.00% due 02/15/2010                                      2,000,000             2,230,620
Old Dominion Electric Coop.,
   6.25% due 06/01/2011                                      1,045,000             1,073,641
Oncor Electric Delivery Company, 144A,
   6.375% due 05/01/2012                                       615,000               631,883
Pacificorp,
   6.375% due 05/15/2008                                     1,000,000             1,039,130
PSEG Power LLC,
   8.625% due 04/15/2031                                       590,000               651,230
   144A, 6.95% due 06/01/2012                                1,330,000             1,332,274
Tennessee Gas Pipeline Company, 7.50% due
   04/01/2017                                                  900,000               868,500
Western Resources, Inc.,
   6.875% due 08/01/2004                                       105,000                99,141
   7.125% due 08/01/2009                                       255,000               226,499
   144A, 9.75% due 05/01/2007                                  150,000               144,378
Wisconsin Electric Power Company, 6.50%
   due 06/01/2028                                              700,000               678,664
                                                                                ------------
                                                                                  20,686,941

ELECTRONICS - 0.08%

Solectron Corp.,
   9.625% due 02/15/2009 (a)                                   410,000               373,100
Viasystems, Inc.,
   9.75% due 06/01/2007                                        240,000                36,000
                                                                                ------------
                                                                                     409,100

ENERGY - 0.00%

Costilla Energy, Inc.,
   10.25% due 10/01/2006 (a)                                   225,000                     0
                                                                                ------------

FINANCIAL SERVICES - 7.80%

AAG Holding, Inc.,
   6.875% due 06/01/2008                                     1,710,000             1,698,799
American Financial Group, Inc., 7.125%
   due 04/15/2009                                              340,000               318,631
Amerus Capital I,
   8.85% due 02/01/2027                                        750,000               637,500
Associates Corp. of North America, 5.75%
   due 11/01/2003                                              610,000               631,661
BanPonce Financial Corp.,
   6.80% due 12/21/2005                                        260,000               268,247
Beneficial Corp.,
   8.40% due 05/15/2008                                        350,000               389,491
Cigna Corp.,
   7.40% due 05/15/2007                                      1,300,000             1,416,935
   7.875% due 05/15/2027                                       790,000               855,278
   8.25% due 01/01/2007                                        410,000               457,461
CIT Group, Inc.,
   6.50% due 02/07/2006                                      1,000,000               971,230
   7.75% due 04/02/2012                                      1,000,000               984,427
Commercial Credit Group, Inc., 7.375% due
   04/15/2005                                                1,000,000             1,080,010
Dime Capital Trust, Class A,
   9.33% due 05/06/2027 (a)                                  1,350,000             1,472,189
Equitable Companies, Inc.,
   7.00% due 04/01/2028                                      1,000,000             1,013,630
Erac USA Finance Company, 144A, 8.00% due
   01/15/2011                                                2,100,000             2,292,969
Ford Motor Credit Company,
   7.375% due 10/28/2009                                     2,500,000             2,537,775
General Electric Capital Corp., Series A,
   8.88% due 06/18/2003                                        600,000               632,358
H.F. Ahmanson & Company,
   7.875% due 09/01/2004                                       525,000               563,456
International Lease Finance Corp.,
   5.75% due 10/15/2006                                        700,000               714,581
   6.00% due 06/15/2003                                        300,000               304,731
John Deere Capital Corp.,
   7.00% due 03/15/2012                                        400,000               427,792
Legg Mason Inc.,
   6.75% due 07/02/2008                                        600,000               628,464
Manufacturers & Traders Trust Company,
   8.00% due 10/01/2010                                      1,250,000             1,376,063
Marsh & McLennan Companies, Inc., 7.125%
   due 06/15/2009                                            1,145,000             1,233,841
Nationwide Financial Services, Inc.,
   6.25% due 11/15/2011                                        710,000               718,761
PCA LLC/PCA Finance Corp., 144A, 11.875%
   due 08/01/2009                                              185,000               183,150
PDVSA Finance, Ltd.,
   8.50% due 11/16/2012                                      1,000,000               875,000
Pemex Project Funding Master Trust, 9.125% due
   10/13/2010                                                1,000,000             1,054,330
   144A, 8.625% due 02/01/2022                               1,000,000               977,500
Private Export Funding Corp.,
   Series WW, 6.62% due 10/01/2005                           2,000,000             2,169,480
   Series YY, 7.03% due 10/31/2003                             500,000               527,175
Southern Company Capital Trust I, 8.19%
   due 02/01/2037 (a)                                        1,000,000             1,019,300
Sun Canada Financial Company,
   144A, 6.625% due 12/15/2007                                 650,000               684,633
   144A, 7.25% due 12/15/2015                                1,700,000             1,762,832
Sunamerica, Inc.,
   8.125% due 04/28/2023                                     1,000,000             1,165,840
Toyota Motor Credit Corp.,
   5.625% due 11/13/2003                                     1,600,000             1,660,320
Ucar Finance Inc.,
   10.25% due 02/15/2012                                       130,000               132,600
United States Bancorp Oregon,
   7.50% due 06/01/2026                                      2,774,000             3,055,783
United States West Capital Funding, Inc.,
   6.25% due 07/15/2005                                        470,000               310,200
Western Financial Bank,
   8.875% due 08/01/2007                                       200,000               192,631
   9.625% due 05/15/2012                                        30,000                30,000
                                                                                ------------
                                                                                  39,427,054

FOOD & BEVERAGES - 0.46%

Nash Finch Company, Series 2008, 8.50%
   due 05/01/2008                                              125,000               120,625
Tyson Foods, Inc.,
   8.25% due 10/01/2011                                      2,000,000             2,220,360
                                                                                ------------
                                                                                   2,340,985

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
GAS & PIPELINE UTILITIES - 1.28%

Dynegy Holdings, Inc.,
   7.625% due 10/15/2026                                  $    485,000          $    315,250
Dynegy-Roseton Danskammer, Series 2001, Series
   A, 7.27% due 11/08/2010                                   1,000,000               780,000
Kinder Morgan Energy Partners, 7.125% due
   03/15/2012                                                  800,000               842,272
Northern Border Partners, L.P., 7.10% due
   03/15/2011                                                1,000,000               991,560
Schlumberger Technology Corp., 6.50% due
   04/15/2012                                                1,500,000             1,563,150
Sonat, Inc.,
   6.875% due 06/01/2005                                     2,000,000             1,991,540
                                                                                ------------
                                                                                   6,483,772

HEALTHCARE PRODUCTS - 0.08%

Advanced Medical Optics, Inc., 144A,
   9.25% due 07/15/2010                                         90,000                88,650
Conmed Corp.,
   9.00% due 03/15/2008                                        240,000               248,100
Sybron Dental Specialties, Inc., 8.125%
   due 06/15/2012                                               45,000                44,550
                                                                                ------------
                                                                                     381,300

HEALTHCARE SERVICES - 0.31%

Health Net, Inc.,
   8.375% due 04/15/2011                                       775,000               857,088
Icon Health & Fitness Inc., 144A, 11.25%
   due 04/01/2012                                              200,000               197,000
Radiologix, Inc.,
   10.50% due 12/15/2008                                       325,000               334,750
Triad Hospitals, Inc.,
   11.00% due 05/15/2009                                       100,000               109,000
   Series B, 8.75% due 05/01/2009                               55,000                57,200
                                                                                ------------
                                                                                   1,555,038

HOMEBUILDERS - 0.59%

Beazer Homes USA, Inc.,
   8.625% due 05/15/2011                                       260,000               263,900
Centex Corp.,
   7.875% due 02/01/2011                                     1,000,000             1,078,750
KB Home,
   9.50% due 02/15/2011                                        320,000               329,600
Pulte Corp.,
   8.125% due 03/01/2011                                       930,000               996,709
Standard Pacific Corp.,
   8.00% due 02/15/2008                                         50,000                49,375
   8.50% due 06/15/2007 - 04/01/2009                           160,000               160,225
   9.50% due 09/15/2010 (a)                                    100,000               103,750
                                                                                ------------
                                                                                   2,982,309

HOTELS & RESTAURANTS - 0.32%

Mandalay Resort Group,
   9.25% due 12/01/2005                                        245,000               252,963
   9.375% due 02/15/2010                                        50,000                51,750
MGM Mirage, Inc.,
   8.375% due 02/01/2011 (a)                                   425,000               434,562
Riviera Holdings Corp., 144A,
   11.00% due 06/15/2010                                       300,000               297,000
Station Casinos, Inc.,
   8.875% due 12/01/2008                                       380,000               387,600
Venetian Casino Resort LLC, 144A, 11.00%
   due 06/15/2010                                              190,000               192,375
                                                                                ------------
                                                                                   1,616,250

HOUSEHOLD PRODUCTS - 0.33%

Procter & Gamble, Series A,
   9.36% due 01/01/2021                                      1,000,000             1,258,980
Resolution Performance Products Inc.,
   13.50% due 11/15/2010                                       150,000               168,000
Sealy Mattress Company, Series B,
   Step up to 10.875% due 12/15/2007 (a)                       225,000               221,063
                                                                                ------------
                                                                                   1,648,043

INDUSTRIAL MACHINERY - 0.01%

NMHG Holding Company, 144A,
   10.00% due 05/15/2009                                        40,000                40,600
                                                                                ------------

INDUSTRIALS - 0.47%

Amerisourcebergen Corp., 144A, 8.125% due
   09/01/2008                                                   20,000                20,550
Frontiervision Holdings LP,
   Step up to 11.78% due 09/15/2007                            125,000                78,750
Hexcel Corp.,
   9.75% due 01/15/2009                                         70,000                53,900
Mail-Well I Corp., 144A,
   9.625% due 03/15/2012                                        80,000                80,400
Midamerican Funding LLC,
   6.75% due 03/01/2011                                      1,000,000             1,014,000
Praxair, Inc.,
   6.50% due 03/01/2008                                        605,000               643,944
Roller Bearing Company of America, Inc., Series
   B, 9.625% due 06/15/2007 (a)                                 25,000                24,125
SCG Holding Corp., Series B,
   12.00% due 08/01/2009                                       733,000               480,115
                                                                                ------------
                                                                                   2,395,784

INSURANCE - 4.80%

Amerus Group Company,
   6.95% due 06/15/2005                                        715,000               719,297
Anthem Insurance Companies, Inc., 144A,
   9.125% due 04/01/2010                                       700,000               786,520
Conseco Inc., 144A,
   9.00% due 04/15/2008                                         40,000                18,000
   10.75% due 06/15/2009                                       335,000               162,475
Equitable Life Assurance Society, 144A,
   7.70% due 12/01/2015                                        680,000               766,924
Everest Reinsurance Holdings, Inc., 8.75%
   due 03/15/2010                                            1,800,000             2,041,560
Fairfax Financial Holdings Ltd.,
   6.875% due 04/15/2008 (a)                                    30,000                24,900
   7.375% due 03/15/2006 (a)                                    65,000                55,900
Fidelity National Financial Inc., 7.30%
   due 08/15/2011                                            1,000,000             1,032,083
Florida Windstorm Underwriting
   Association, Series 1999, 144A, 7.125%
   due 02/25/2019                                            3,720,000             3,945,320
Jackson National Life Insurance Company, 144A,
   8.15% due 03/15/2027                                      1,500,000             1,604,745
Liberty Mutual Insurance Company,
   144A, 7.697% due 10/15/2097                               1,870,000             1,480,292
   144A, 8.20% due 05/04/2007                                  550,000               579,535
Lumbermans Mutual Casualty Company,
   Series 2026, 144A, 9.15% due 07/01/2026                     675,000               613,447
Metlife, Inc.,
   6.125% due 12/01/2011                                     1,400,000             1,429,092

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
INSURANCE - CONTINUED

Mony Group Inc.,
   7.45% due 12/15/2005                                   $    900,000          $    966,483
Nationwide Mutual Insurance Company, 144A,
   8.25% due 12/01/2031 (a)                                  1,000,000             1,054,860
Ohio National Life Insurance Company, 144A,
   8.50% due 05/15/2026                                      1,150,000             1,218,023
Provident Companies, Inc.,
   7.00% due 07/15/2018                                        500,000               484,340
   7.25% due 03/15/2028                                        500,000               489,385
Reinsurance Group of America, Inc., 6.75%
   due 12/15/2011                                            1,000,000             1,032,353
Security Benefit Life Company, 144A,
   8.75% due 05/15/2016                                      1,350,000             1,346,541
The St. Paul Companies, Inc.,
   5.75% due 03/15/2007                                        575,000               576,133
Unum Corp.,
   6.75% due 12/15/2028                                      1,000,000               921,170
Zurich Reinsurance Centre Holdings, Inc.,
   7.125% due 10/15/2023                                     1,000,000               898,420
                                                                                ------------
                                                                                  24,247,798

INTERNATIONAL OIL - 0.11%

Tosco Trust 2000, Inc., 144A,
   8.58% due 03/01/2010                                        500,000               562,047
                                                                                ------------

INVESTMENT COMPANIES - 0.51%

Canadian Oil Sands, 144A,
   7.90% due 09/01/2021                                      1,000,000               988,184
John Hancock Global Funding, 144A, 7.90%
   due 07/02/2010                                            1,400,000             1,585,528
                                                                                ------------
                                                                                   2,573,712

LEISURE TIME - 0.26%

AOL Time Warner, Inc.,
   7.70% due 05/01/2032                                      1,500,000             1,323,420
                                                                                ------------

MEDICAL-HOSPITALS - 0.09%

Beverly Enterprises, Inc.,
   9.625% due 04/15/2009                                       430,000               441,825
                                                                                ------------

NEWSPAPERS - 0.80%

News America Holdings, Inc.,
   8.50% due 02/15/2005                                      1,000,000             1,071,560
   9.25% due 02/01/2013                                      2,645,000             2,952,164
                                                                                ------------
                                                                                   4,023,724

OFFICE FURNISHINGS & SUPPLIES - 0.05%

Xerox Corp., 144A,
   9.75% due 01/15/2009 (a)                                    300,000               249,000
                                                                                ------------

PAPER - 1.08%

Abitibi Consolidated Inc., 7.875% due
   08/01/2009 (a)                                              700,000               700,714
Boise Cascade Office Products Company,
   7.05% due 05/15/2005                                      2,700,000             2,763,342
Buckeye Technologies, Inc.,
   8.50% due 12/15/2005                                        200,000               182,000
Caraustar Industries Inc.,
   9.875% due 04/01/2011                                       200,000               211,500
Georgia Pacific Corp.,
   9.50% due 12/01/2011                                        350,000               352,209
Longview Fibre Company, 144A,
   10.00% due 01/15/2009                                        80,000                83,000
Norske Skog Canada Ltd.,
   8.625% due 06/15/2011                                        10,000                10,250
Norske Skogindustrier, 144A,
   7.625% due 10/15/2011                                       800,000               851,842
Pacifica Papers, Inc.,
   10.00% due 03/15/2009                                       220,000               235,125
Paperboard Industries International,
   Inc., 8.375% due 09/15/2007                                  65,000                63,050
                                                                                ------------
                                                                                   5,453,032

PETROLEUM SERVICES - 0.13%

Giant Industries Inc., 144A,
   11.00% due 05/15/2012                                       200,000               176,000
Plains Resources, Inc., Series B, 10.25%
   due 03/15/2006                                               40,000                41,300
   Series D, 10.25% due 03/15/2006                             100,000               102,250
Tesero Petroleum Corp., Series B, 9.00%
   due 07/01/2008                                              250,000               227,500
   Series B, 9.625% due 11/01/2008 (a)                         105,000                97,125
                                                                                ------------
                                                                                     644,175

PUBLISHING - 0.32%

E.W. Scripps Company,
   6.625% due 10/15/2007                                       500,000               519,105
PRIMEDIA, Inc.,
   8.875% due 05/15/2011                                       240,000               177,600
Scholastic Corp.,
   5.75% due 01/15/2007                                        355,000               358,369
   7.00% due 12/15/2003                                        530,000               550,760
                                                                                ------------
                                                                                   1,605,834

RAILROADS & EQUIPMENT - 0.28%

Canadian National Railway Company, 7.375%
   due 10/15/2031                                              500,000               540,947
Kansas City Southern Railway,
   9.50% due 10/01/2008                                        340,000               367,200
Southern Railway Company,
   8.75% due 10/15/2003                                        470,000               496,785
                                                                                ------------
                                                                                   1,404,932

REAL ESTATE - 0.78%

Healthcare Realty Trust, Inc., 8.125% due
   05/01/2011                                                1,500,000             1,604,010
Liberty Property LP,
   7.25% due 03/15/2011                                      1,500,000             1,573,260
Regency Centers LP,
   7.95% due 01/15/2011                                        700,000               770,763
                                                                                ------------
                                                                                   3,948,033

RETAIL GROCERY - 0.01%

Pathmark Stores Inc.,
   8.75% due 02/01/2012                                         30,000                30,450
                                                                                ------------

RETAIL TRADE - 0.25%

Gap Inc. (a),
   10.55% VR due 12/15/2008                                    525,000               534,188
J. C. Penny, Inc.,
   7.375% due 08/15/2008 (a)                                   190,000               185,250
   7.60% due 04/01/2007 (a)                                     50,000                49,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
RETAIL TRADE - CONTINUED

Rite Aid Corp.,
   11.25% due 07/01/2008                                  $    150,000          $    117,000
   7.125% due 01/15/2007 (a)                                   520,000               364,000
                                                                                ------------
                                                                                   1,249,438

SANITARY SERVICES - 0.13%

Allied Waste North America, Inc., 8.50%
   due 12/01/2008                                              100,000                96,500
   10.00% due 08/01/2009 (a)                                   520,000               510,900
Johnsondiversey Inc., 144A,
   9.625% due 05/15/2012                                        35,000                36,575
                                                                                ------------
                                                                                     643,975

SEMICONDUCTORS - 0.25%

Amkor Technology,  Inc.,
   9.25% due 02/15/2008 (a)                                    525,000               425,250
   10.50% due 05/01/2009 (a)                                   200,000               136,000
Chippac International Company Ltd.,
   Series B, 12.75% due 08/01/2009                             515,000               553,625
Fairchild Semiconductor Corp., 10.50% due
   02/01/2009                                                  150,000               159,750
                                                                                ------------
                                                                                   1,274,625

STEEL - 0.19%

Alaska Steel Corp.,
   7.875% due 02/15/2009                                       245,000               245,000
National Steel Corp., Series D, 9.875%
   due 03/01/2009 @                                            180,000                66,600
Steel Dynamics Inc., 144A,
   9.50% due 03/15/2009                                         30,000                31,650
United States Steel LLC, 144A, 10.75% due
   08/01/2008                                                  435,000               452,400
Weirton Steel Corp.,
   10.75% due 06/01/2005 @                                     100,000                48,000
   11.375% due 07/01/2004 @                                    200,000                96,000
                                                                                ------------
                                                                                     939,650

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.76%

AT&T Corp., 144A,
   8.00% due 11/15/2031                                        625,000               454,437
Avaya Inc.,
   11.125% due 04/01/2009                                      355,000               324,825
Crown Castle International Corp.,
   Step up to 10.625% due 11/15/2007 (a)                       275,000               181,500
Deutsche Telekom International Finance BV,
   1.00% due 06/15/2005                                        500,000               513,050
Echostar DBS Corp.,
   9.375% due 02/01/2009                                       740,000               673,400
Flag, Ltd.,
   8.25% due 01/30/2008 (a) @                                  100,000                 5,000
Frontiervision LP/Capital, Series B, Step
   up to 11.78% due 09/15/2007                                  90,000                60,300
GCI, Inc.,
   9.75% due 08/01/2007                                        550,000               506,000
GST Telecommunications, Inc.,
   12.75% due 11/15/2007                                       210,000                   525
Insight Midwest LP/ Insight Capital,
   Inc., 10.50% due 11/01/2010                                 315,000               296,100
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004                                      125,000                68,750
Singapore Telecommunications, Ltd., 144A,
   7.375% due 12/01/2031                                       310,000               302,954
Tele-Communications, Inc.,
   9.65% due 10/01/2003                                        213,000               212,691
Time Warner Telecom LLC,
   9.75% due 07/15/2008                                         30,000                14,100
   10.125% due 02/01/2011                                      340,000               159,800
United Pan-Europe Communications NV,
   11.25% due 02/01/2010 @                                     100,000                14,000
   Series B, 11.50% due 02/01/2010                             120,000                16,800
Williams Communications Group, Inc.,
   10.875% due 10/01/2009 @                                    250,000                19,375
                                                                                ------------
                                                                                   3,823,607

TELEPHONE - 1.04%

Alltel Corp.,
   7.875% due 07/01/2032                                     1,300,000             1,291,316
Bellsouth Savings, ESOT,
   9.19% due 07/01/2003                                        229,656               238,233
Compania De Telecomunicaciones, 8.375%
   due 01/01/2006                                            1,000,000             1,051,734
GTE California, Inc., Series G, 5.50% due
   01/15/2009                                                1,000,000               940,550
GTE Corp.,
   8.75% due 11/01/2021                                      1,000,000             1,069,380
Lucent Technologies, Inc., 7.25% due
   07/15/2006 (a)                                              675,000               445,500
Telecommunications Techniques Company,
   9.75% due 05/15/2008                                        290,000                63,800
World Common, Inc.,
   7.55% due 04/01/2004 (a)                                  1,000,000               165,000
                                                                                ------------
                                                                                   5,265,513

TIRES & RUBBER - 0.07%

Goodyear Tire & Rubber Company,
   7.857% due 08/15/2011                                       250,000               231,852
   8.50% due 03/15/2007                                        105,000               102,540
                                                                                ------------
                                                                                     334,392

TOYS, AMUSEMENTS & SPORTING GOODS - 0.02%

Hasbro, Inc.,
   6.15% due 07/15/2008 (a)                                    100,000                92,000
   8.50% due 03/15/2006                                         29,000                29,435
                                                                                ------------
                                                                                     121,435

TRANSPORTATION - 0.09%

K & F Industry, Inc. Series B, 9.25% due
   10/15/2007                                                  125,000               130,000
Navistar International Corp.,
   8.00% due 02/01/2008 (a)                                    310,000               298,375
   Series B, 9.375% due 06/01/2006                              20,000                20,300
                                                                                ------------
                                                                                     448,675

TOTAL CORPORATE BONDS
(Cost: $217,096,255)                                                            $215,778,823
                                                                                ------------

MUNICIPAL BONDS - 2.59%

MARYLAND - 0.20%

Baltimore Maryland, Series B,
   6.375% due 10/15/2002                                       705,000               713,904
Maryland State Transportation Authority, Ltd.,
   5.84% due 07/01/2011                                        300,000               305,037
                                                                                ------------
                                                                                   1,018,941

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
MICHIGAN - 0.28%

Detroit Michigan Downtown Development Authority,
   6.20% due 07/01/2008                                   $  1,335,000          $  1,414,700
                                                                                ------------

ALABAMA - 0.21%

Huntsville Alabama Solid Waste Disposal,
   5.95% due 10/01/2003                                      1,000,000             1,039,640
                                                                                ------------

CALIFORNIA - 0.73%

Los Angeles County California Pension, 8.62%
   due 06/30/2006                                            1,500,000             1,724,865
   Series A, 8.49% due 06/30/2004                              500,000               548,405
Southern California Public Power
   Authority Project, Series B, 6.93% due
   05/15/2017                                                1,300,000             1,408,407
                                                                                ------------
                                                                                   3,681,677

FLORIDA - 0.23%

Miami Beach Florida Redevelopment Agency Tax,
   8.95% due 12/01/2022                                      1,000,000             1,176,760
                                                                                ------------

PENNSYLVANIA - 0.63%

Philadelphia Pennsylvania Authority,
   Series A, 5.59% due 04/15/2005                            2,000,000             2,075,300
Pittsburgh Pennsylvania Urban
   Redevelopment Authority, 8.55% due
   09/01/2004                                                1,000,000             1,106,100
                                                                                ------------
                                                                                   3,181,400

ARIZONA - 0.21%

Phoenix Arizona Civic Improvement Corp.,
   6.30% due 07/01/2008                                      1,010,000             1,075,478
                                                                                ------------

SOUTH CAROLINA - 0.10%

South Carolina Public Service Authority, Series
   B, 6.97% due 01/01/2005                                     475,000               510,112
                                                                                ------------

TOTAL MUNICIPAL BONDS
(Cost: $12,778,700)                                                             $ 13,098,708
                                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.16%

Asset Securitization Corp., Series 1997, Class
   A 1B, 6.66% due 02/14/2043                                2,610,000             2,773,549
Banc of America Commercial Mortgage Inc., Class
   A, 6.186% due 06/11/2035                                  3,000,000             3,108,611
Chase Commercial Mortgage Securities
   Corp., Series 1998 1 Class A2, 6.56%
   due 05/18/2030                                            3,000,000             3,200,979
   Series 1998 2 Class A2, 6.39% due
   11/18/2030                                                2,500,000             2,657,013
First Union-Lehman Brothers Commercial
   Mortgage, Series 97 Class A2, 6.60% VR due
   11/18/2029                                                1,950,000             2,071,796
LB-UBS Commercial Mortgage Trust, 6.462% due
   03/15/2031                                                1,500,000             1,581,216
   Class A, 5.642% due 12/15/2025                            2,958,122             3,038,607
Morgan Stanley Capital I Inc., Class A,
   6.54% due 07/15/2030                                      1,500,000             1,607,488
Morgan Stanley Dean Witter Capital I,
   Class A, 6.39% due 10/15/2035                             2,000,000             2,102,070
   Series 2001, Class A4, 6.39% due 07/15/2033                 840,000               883,729
Nomura Asset Securities Corp., Series 1998 D6
   Class A 1B, 6.59% due 03/15/2030                          2,850,000             3,063,436
                                                                                ------------
                                                                                  26,088,494

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $25,111,504)                                                             $ 26,088,494
                                                                                ------------

ASSET BACKED SECURITIES - 1.42%

AESOP Funding II LLC, Series 1997-1, Class A2
   144A, 6.40% due 10/20/2003                                  666,667               671,264
   Series 1998-1, Class A 144A,
   6.14% due 05/20/2006                                        600,000               631,238
Chase Manhattan Auto Owner Trust, Class A,
   4.21% VR due 01/15/2009                                   2,000,000             2,011,875
Massachusetts RRB Special Purpose Trust,
   6.53% due 06/01/2015                                        949,580             1,001,604
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A, 5.75% due
   10/15/2008                                                2,000,000             2,104,216
Onyx Acceptance Auto Trust, Series 2001-B, Class
   A4, 5.49% due 11/15/2007                                    465,000               483,228
Peco Energy Transition Trust, Series 2001 A,
   6.52% VR due 12/31/2010                                     250,000               268,288
                                                                                ------------
                                                                                   7,171,713

TOTAL ASSET BACKED SECURITIES
(Cost: $7,043,303)                                                              $  7,171,713
                                                                                ------------

SHORT TERM INVESTMENTS - 13.88%

Navigator Securities Lending Trust, 1.95%                   70,173,064            70,173,064
                                                                                ------------

REPURCHASE AGREEMENTS - 5.32%

Repurchase Agreement with UBS, dated
   06/28/2002 at 1.89% to be repurchased at
   $26,875,232 on 07/01/2002, collateralized
   by $25,379,000 U.S. Treasury Notes, 6.50%
   due 05/15/2005 (valued at $27,747,324,
   including interest).***                                  26,871,000            26,871,000
                                                                                ------------

TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
(Cost: $503,382,158)                                                            $505,575,668
                                                                                ============

DIVERSIFIED BOND TRUST

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY OBLIGATIONS - 19.16%

U.S. TREASURY BONDS - 3.52%

5.25% due 02/15/2029                                      $  7,750,000          $  7,290,502
7.50% due 11/15/2016                                         1,000,000             1,203,440
7.875% due 02/15/2021                                        3,750,000             4,720,913
8.875% due 08/15/2017                                        1,000,000             1,348,810
                                                                                ------------
                                                                                  14,563,665

U.S. TREASURY NOTES - 15.64%

3.25% due 05/31/2004                                        28,500,000            28,718,196
5.00% due 02/15/2011                                           555,000               564,391
5.625% due 02/15/2006                                        9,165,000             9,762,741
5.75% due 08/15/2010                                         8,025,000             8,584,182
5.875% due 02/15/2004                                          725,000               762,896

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY NOTES - CONTINUED

6.125% due 08/15/2007                                     $    357,000          $    389,108
6.25% due 02/15/2007                                        13,975,000            15,291,864
6.75% due 05/15/2005                                           492,000               536,969
                                                                                ------------
                                                                                  64,610,347

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $77,876,034)                                                             $ 79,174,012
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.22%
FEDERAL HOME LOAN BANK - 0.75%

5.25% due 02/13/2004                                         3,000,000             3,109,500
                                                                                ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.51%

5.125% due 10/15/2008                                        1,400,000             1,426,012
5.25% due 01/15/2006                                         3,000,000             3,127,920
6.00% due 08/01/2016 - 02/01/2017                            5,687,907             5,808,775
                                                                                ------------
                                                                                  10,362,707

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.50%

5.125% due 02/13/2004                                        1,500,000             1,556,385
6.00% due 12/15/2005 - 05/15/2008                            4,715,000             5,028,245
6.00% due 04/01/2014 - 04/01/2032                           16,557,243            16,644,484
6.25% due 05/15/2029                                         3,000,000             2,996,760
6.50% due 06/01/2014 - 11/01/2031                           19,278,354            19,688,491
6.50% VR due 06/01/2031                                     11,341,377            11,561,059
6.50% TBA **                                                 2,710,000             2,762,520
6.625% due 11/15/2010                                        1,744,000             1,898,030
7.00% due 09/01/2031 - 10/25/2041                           14,911,718            15,439,759
7.125% due 01/15/2030                                        1,226,000             1,372,887
7.50% due 10/01/2010 - 08/01/2031                            7,203,839             7,604,606
7.50% VR due 05/01/2031                                      2,198,673             2,307,221
                                                                                ------------
                                                                                  88,860,447

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.46%

6.00% due 06/15/2029                                         1,514,087             1,520,234
FRN 6.00% due 02/15/2029                                     2,203,897             2,210,090
6.50% due 05/15/2029 - 04/15/2032                           11,108,834            11,356,288
7.00% due 04/15/2029                                         1,511,651             1,569,276
8.00% due 10/15/2026 - 04/15/2030                            1,641,517             1,754,422
                                                                                ------------
                                                                                  18,410,310

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $117,964,094)                                                            $120,742,964
                                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.29%

GOVERNMENT OF MEXICO - 0.26%

7.50% due 01/14/2012                                           350,000               345,975
8.375% due 01/14/2011                                          175,000               181,825
8.625% due 03/12/2008                                          195,000               207,548
9.875% due 02/01/2010                                          295,000               331,580
                                                                                ------------
                                                                                   1,066,928

REPUBLIC OF SOUTH AFRICA - 0.03%

7.375% due 04/25/2012                                          120,000               118,650
                                                                                ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,171,516)                                                              $  1,185,578
                                                                                ------------

CORPORATE BONDS - 21.82%

AEROSPACE - 0.07%

Raytheon Company,
   8.30% due 03/01/2010                                   $    240,000          $    271,056
                                                                                ------------

AIR TRAVEL - 0.52%

Continental Airlines, Inc.,Series 2000-1, Class
   A, 8.048% due 11/01/2020                                    519,370               538,036
Delta Air Lines, Inc., Series 2001-1,
   Class A-2, 7.111% due 03/18/2013                            780,000               804,141
   Series 2002-1, Class C, 7.779% due
   01/02/2012                                                   65,000                66,050
Northwest Airlines, Inc.,
   8.52% due 04/07/2004                                        800,000               720,000
                                                                                ------------
                                                                                   2,128,227

AMUSEMENT & THEME PARKS - 0.42%

Six Flags, Inc.,
   8.875% due 02/01/2010                                     1,750,000             1,741,250
                                                                                ------------

APPAREL & TEXTILES - 0.08%

VF Corp., 8.10% due 10/01/2005                                 310,000               335,938
                                                                                ------------

AUTO PARTS - 0.23%

ArvinMeritor, Inc.,
   6.625% due 06/15/2007                                       825,000               823,829
   8.75% due 03/01/2012 @                                      100,000               106,316
                                                                                ------------
                                                                                     930,145

AUTOMOBILES - 0.01%

Ford Motor Company,
   7.45% due 07/16/2031                                         50,000                46,464
                                                                                ------------

BANKING - 0.45%

Bank of America Corp.,
   7.125% due 09/15/2006                                       375,000               409,275
Capital One Bank,
   6.875% due 02/01/2006                                       160,000               160,368
   8.25% due 06/15/2005 @                                      750,000               775,942
Capital One Financial Corp.,
   7.25% due 05/01/2006                                        250,000               245,375
First Union National Bank,
   7.80% due 08/18/2010                                        250,000               280,218
                                                                                ------------
                                                                                   1,871,178

BROADCASTING - 1.24%

Chancellor Media Corp.,
   8.00% due 11/01/2008                                        750,000               727,500
Clear Channel Communications, Inc.,
   6.00% due 11/01/2006                                      1,000,000               950,630
   7.65% due 09/15/2010 @                                    1,000,000               981,760
   7.875% due 06/15/2005 @                                     300,000               305,628
Cox Radio, Inc.,
   6.375% due 05/15/2005                                     1,000,000               980,340
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                                       375,000               382,500
Young Broadcasting, Inc.,
   10.00% due 03/01/2011                                       650,000               585,000
   Series B, 8.75% due 06/15/2007                              250,000               225,000
                                                                                ------------
                                                                                   5,138,358

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
CABLE AND TELEVISION - 1.87%

CBS Corp.,
   7.15% due 05/20/2005                                   $  1,250,000          $  1,323,412
Charter Communications Holdings,
   10.00% due 05/15/2011                                     1,250,000               837,500
   Step up to 11.75% due 01/15/2010                             50,000                22,500
   144A, step up to 12.125% due 01/15/2012                   2,600,000               832,000
   Step up to 11.75% due 05/15/2011                             75,000                26,250
Comcast Cable Communications, Inc.,
   7.125% due 06/15/2013                                       170,000               151,050
Univision Communications, Inc., 7.85% due
   07/15/2011                                                2,820,000             2,936,286
Viacom, Inc.,
   5.625% due 05/01/2007                                       500,000               500,725
   7.70% due 07/30/2010                                      1,000,000             1,082,620
                                                                                ------------
                                                                                   7,712,343

CELLULAR COMMUNICATIONS - 1.49%

AT&T Wireless Services, Inc.,
   8.125% due 05/01/2012                                     1,175,000               957,989
Cingular Wireless LLC, 144A,
   7.125% due 12/15/2031                                       375,000               317,055
Crown Castle International Corp.,
   10.75% due 08/01/2011                                       750,000               495,000
   Step up to 10.375% due 05/15/2011                         1,500,000               675,000
Nextel Communications, Inc.,
   12.00% due 11/01/2008                                     2,250,000             1,237,500
Nextel Partners, Inc.,
11.00% due 03/15/2010                                        1,375,000               537,500
Telus Corp.,
   7.50% due 06/01/2007                                        990,000               891,644
Voicestream Wireless Corp.,
   10.375% due 11/15/2009                                    1,103,000             1,047,133
                                                                                ------------
                                                                                   6,158,821

CONTAINERS & GLASS - 0.26%

Stone Container Corp.,
   9.75% due 02/01/2011                                      1,000,000             1,060,000
                                                                                ------------

COSMETICS & TOILETRIES - 0.04%

Estee Lauder Companies, Inc.,
   6.00% due 01/15/2012                                        170,000               172,272
                                                                                ------------

CRUDE PETROLEUM & NATURAL GAS - 0.15%

Southern Natural Gas Company,
   8.00% due 03/01/2032                                        610,000               601,730
                                                                                ------------

DOMESTIC OIL - 0.25%

Devon Financing Corp. ULC,
   6.875% due 09/30/2011                                       900,000               933,552
Pemex Project Funding Master Trust, 8.50%
   due 02/15/2008                                              102,000               106,016
                                                                                ------------
                                                                                   1,039,568

ELECTRIC UTILITIES - 0.64%

CILCORP, Inc.,
   8.70% due 10/15/2009                                        150,000               162,517
   9.375% due 10/15/2029                                        50,000                57,049
Coastal Corp.,
   6.50% due 06/01/2008                                      1,250,000             1,178,662
Edison Mission,
   9.875% due 04/15/2011                                     1,270,000             1,249,350
                                                                                ------------
                                                                                   2,647,578

ELECTRONICS - 0.43%

Koninklijke Philips Electronics NV, 7.20%
   due 06/01/2026                                              750,000               787,582
Solectron Corp.,
   9.625% due 02/15/2009                                     1,100,000             1,001,000
                                                                                ------------
                                                                                   1,788,582

ENERGY - 0.35%

Oncor Electric, 144A,
   7.00% due 05/01/2032                                        250,000               251,851
Peco Energy Company, 144A,
   5.95% due 11/01/2011                                        210,000               211,023
Progress Energy, Inc.,
   5.85% due 10/30/2008                                      1,000,000               998,810
                                                                                ------------
                                                                                   1,461,684

FINANCIAL SERVICES - 5.01%

AIG SunAmerica Global Financing VII,
   144A, 5.85% due 08/01/2008                                  250,000               259,031
Associates Corp. of North America, 5.75%
   due 11/01/2003                                            2,000,000             2,071,020
CIT Group, Inc.,
   7.75% due 04/02/2012                                        675,000               664,488
Corporacion Andina de Fomento, 144A,
   6.875% due 03/15/2012                                       375,000               379,444
Credit Suisse First Boston USA, Inc.,
   6.50% due 01/15/2012                                      1,000,000             1,007,838
Federal Home Loan Mortgage Corp., 4.25%
   due 06/15/2005 (a)                                        2,545,000             2,596,613
Ford Motor Credit Company,
   5.80% due 01/12/2009                                      2,000,000             1,875,540
   6.50% due 01/25/2007                                      1,175,000             1,179,571
   7.375% due 10/28/2009 - 02/01/2011                          800,000               810,966
Gemstone Investors, Ltd., 144A, 7.71% due
   10/31/2004                                                1,300,000             1,267,040
General Electric Capital Corp., MTNA,
   6.00% due 06/15/2012                                        250,000               250,858
General Motors Acceptance Corp,
   6.125% due 09/15/2006                                       200,000               203,496
   6.875% due 09/15/2011                                     1,500,000             1,486,830
   7.00% due 02/01/2012                                         80,000                80,120
   8.00% due 11/01/2031                                         50,000                51,271
Household Finance Corp.,
   5.75% due 01/30/2007                                        750,000               746,685
   6.40% due 06/17/2008                                      3,225,000             3,240,351
   8.00% due 05/09/2005                                        600,000               643,926
J.P. Morgan Chase & Company,
   5.35% due 03/01/2007                                        490,000               494,606
Nationwide Life Global Funding I, 144A,
   5.35% due 02/15/2007                                        180,000               184,012
USA Education, Inc.,
   5.625% due 04/10/2007                                       435,000               449,303
Washington Mutual, Inc.,
   5.625% due 01/15/2007                                       750,000               766,057
                                                                                ------------
                                                                                  20,709,066

FOOD & BEVERAGES - 0.91%

ConAgra Foods, Inc.,
   7.875% due 09/15/2010                                       375,000               422,659

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
FOOD & BEVERAGES - CONTINUED

Delhaize America, Inc.,
   8.125% due 04/15/2011                                  $    600,000        $    630,228
Kellogg Company, Series B,
   6.60% due 04/01/2011                                        490,000             512,976
Kroger Company,
   7.50% due 04/01/2031                                        490,000             506,998
Nabisco, Inc.,
   7.55% due 06/15/2015                                      1,500,000           1,684,980
                                                                              ------------
                                                                                 3,757,841

GAS & PIPELINE UTILITIES - 0.66%

El Paso Energy Corp.,
   7.80% due 08/01/2031                                        500,000             466,430
Williams Companies, Inc.,
   FRN 2.79625% due 07/31/2002                                 490,000             480,200
   6.50% due 12/01/2008                                        750,000             593,100
   7.125% due 09/01/2011                                       490,000             395,180
   8.125% due 03/15/2012                                       955,000             794,742
                                                                              ------------
                                                                                 2,729,652

HEALTHCARE SERVICES - 0.46%

Aetna, Inc.,
   7.375% due 03/01/2006                                       810,000             839,338
Humana, Inc.,
   7.25% due 08/01/2006                                      1,000,000           1,042,030
                                                                              ------------
                                                                                 1,881,368

HOTELS & RESTAURANTS - 0.49%

Boyd Gaming Corp.,
   9.25% due 08/01/2009                                      1,000,000           1,070,000
Harrahs Operating Company, Inc., 7.125%
   due 06/01/2007                                              490,000             515,236
MGM Mirage, Inc.,
   8.50% due 09/15/2010                                        305,000             314,479
Starwood Hotels & Resorts Worldwide, Inc., 144A,
   7.375% due 05/01/2007                                       110,000             108,978
                                                                              ------------
                                                                                 2,008,693

INSURANCE - 0.35%

Monumental Global Funding, 144A, 5.20%
   due 01/30/2007                                            1,125,000           1,143,705
Prudential Financial, 144A,
   6.375% due 07/23/2006                                       300,000             315,408
                                                                              ------------
                                                                                 1,459,113

LEISURE TIME - 0.20%

AOL Time Warner, Inc.,
   6.15% due 05/01/2007                                        320,000             305,680
   7.70% due 05/01/2032                                         80,000              70,582
Royal Caribbean Cruises, Ltd., 7.00% due
   10/15/2007                                                  490,000             432,425
                                                                              ------------
                                                                                   808,687

MEDICAL-HOSPITALS - 0.05%

HCA, Inc.,
   7.125% due 06/01/2006                                       190,000             197,478
                                                                              ------------

PAPER - 0.13%

Georgia-Pacific Corp.,
   7.50% due 05/15/2006                                        250,000             240,758
   8.125% due 05/15/2011                                       290,000             274,589
                                                                              ------------
                                                                                   515,347

PUBLISHING - 0.67%

Belo (A.H.) Corp.,
   7.125% due 06/01/2007                                       198,000             198,598
   7.75% due 06/01/2027                                         35,000              31,357
Time Warner, Inc.
   7.57% due 02/01/2024                                      1,750,000           1,523,007
   8.18% due 08/15/2007                                      1,000,000           1,035,640
                                                                              ------------
                                                                                 2,788,602

RAILROADS & EQUIPMENT - 0.04%

Union Pacific Railroad Company, Series 2002-1,
   6.061% due 01/17/2023                                       175,000             164,366
                                                                              ------------

REAL ESTATE - 0.10%

EOP Operating LP, 7.75% due 11/15/2007                         375,000             409,193
                                                                              ------------

RETAIL TRADE - 0.13%

J.C. Penney Co., Inc., 7.95% due 04/01/2017                    550,000             497,750
Toys R Us, Inc., 7.625% due 08/01/2011                          60,000              58,561
                                                                              ------------
                                                                                   556,311

SANITARY SERVICES - 0.15%

Waste Management, Inc., 144A,
   7.75% due 05/15/2032                                        625,000             627,056
                                                                              ------------

SEMICONDUCTORS - 0.17%

Analog Devices, Inc.,
   4.75% due 10/01/2005                                        750,000             717,225
                                                                              ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.50%

American Tower Corp.,
   9.375% due 02/01/2009                                     1,450,000             797,500
AT&T Corp.,
   144A, 7.30% due 11/15/2011                                  395,000             325,286
   144A, 8.00% due 11/15/2031                                  750,000             545,325
Centennial Cellular Operating Company, LLC, 10.75%
   due 12/15/2008                                              425,000             233,750
Deutsche Telekom International, 8.00% due
   06/15/2010                                                  355,000             347,904
   9.25% due 06/01/2032                                        300,000             298,893
Dobson Communications Corp.,
   10.875% due 07/01/2010                                    1,100,000             649,000
Nortel Networks, Ltd.,
   6.125% due 02/15/2006                                       125,000              77,500
PCCW-HKTC Capital, Ltd., 144A, 7.75% due
   11/15/2011                                                  850,000             856,901
Telstra Corp. Ltd.,
   6.375% due 04/01/2012                                       980,000           1,001,268
Verizon Wireless, Inc.,
   5.375% due 12/15/2006                                     1,125,000           1,049,423
                                                                              ------------
                                                                                 6,182,750

TELEPHONE - 2.31%

CenturyTel, Inc., Series H,
   8.375% due 10/15/2010                                       945,000             915,932
Liberty Media Corp.,
   7.875% due 07/15/2009                                     1,375,000           1,351,116
Qwest Capital Funding,
   7.25% due 02/15/2011                                        285,000             156,750
   7.625% due 08/03/2021                                     1,000,000             515,000
   7.75% due 08/15/2006                                      1,025,000             625,250
   7.90% due 08/15/2010                                      1,105,000             613,275

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
TELEPHONE - CONTINUED

SBA Communications Corp.,
   10.25% due 02/01/2009                                  $    750,000          $    431,250
   Step up to 12.00% due 03/01/2008                            300,000               166,500
Sprint Capital Corp.,
   6.00% due 01/15/2007                                      1,400,000             1,175,482
   144A, 8.375% due 03/15/2012                               1,260,000             1,033,074
Sprint Capital Corp., 144A,
   8.75% due 03/15/2032                                        750,000               577,448
Vodafone Group PLC,
   7.625% due 02/15/2005                                     1,875,000             1,988,456
                                                                                ------------
                                                                                   9,549,533

TOTAL CORPORATE BONDS
(Cost: $98,106,910)                                                             $ 90,167,475
                                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.34%

Chase Commercial Mortgage Securities
   Corp., Series 2000-2, Class C, 7.928%
   due 07/15/2032                                            1,500,000             1,691,261
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2, 5.935% due
   02/15/2034 due 01/15/2006                                 2,500,000             2,619,944
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B, 144A, 6.85% due
   12/17/2027                                                  354,001               364,215
FHLMC Structured Pass Through Securities,
   T-41, Class 3A, 7.50% due 07/25/2032                      1,250,000             1,325,191
First Investors Auto Owner Trust, Series
   2002-A, Class A, 3.46% due 12/15/2008                        83,501                83,709
First Union National Bank Commercial
   Mortgage Trust, Series 2002- C1, Class
   A1,  2/12/34 due 02/12/2034                               1,080,466             1,104,845
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3, due 07/15/2029
   due 07/15/2029                                              375,000               405,380
Holmes Financing, PLC., Series 2, Class
   1C, 3.027% due 07/15/2040                                   400,000               399,750
Merrill Lynch Mortgage Investors, Inc., Series
   1995-C2, Class A1, 7.0215% VR due 06/15/2021                442,299               453,248
   Series 1997-C1, Class A3, 7.12% due
   06/18/2029                                                  375,000               406,079
Residential Funding Mortgage Securities II,
   Series 2000-HI5, Class AI4, 6.94% due
   12/25/2014                                                  500,000               526,029
   Series 2001 HS2, Class A4, 6.43% due
   04/25/2016                                                1,000,000             1,048,269
Salomon Brothers Commercial Mortgage
   Securities, Class A3, Series 2001-C1,
   6.428% due 12/18/2035                                     1,250,000             1,318,652
Structured Asset Securities Corp., Series
   1998-RF2, Class A, 144A, 8.5244% VR
   due 07/15/2027                                            1,873,228             2,037,716
                                                                                ------------
                                                                                  13,784,288

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $13,335,606)                                                             $ 13,784,288
                                                                                ------------

ASSET BACKED SECURITIES - 1.51%

ACLC Business Loan Receivables Trust,
   Series 2002-1A, Class A1, 5.408% due
   12/15/2022                                                  488,063               492,617
Government Lease Trust, Series 1999-GSA1,
   Class A2, 144A, 6.18% due 05/18/2005                      2,000,000             2,097,747
GRCT Consumer Loan Trust, Series 2001-1A,
   Class 2BRV, 144A, 6.251% due 02/15/2020                     500,000               521,015
Pegasus Aviation Lease Securitization,
   Series 2000-1, Class A2, 144A, 8.37%
   due 03/25/2030                                              375,000               336,829
Sears Credit Account Master Trust, Series
   1998-2, Class A, 5.25% due 10/16/2008                     2,000,000             2,049,360
Vanderbilt Acquisition Loan Trust, Class
   A3, Series 2002-1, 5.70% due 09/07/2023                     750,000               763,477
                                                                                ------------
                                                                                   6,261,045

TOTAL ASSET BACKED SECURITIES
(Cost: $6,048,132)                                                              $  6,261,045
                                                                                ------------

SHORT TERM INVESTMENTS - 20.53%

Navigator Securities Lending Trust, 1.95%                   84,846,286            84,846,286
                                                                                ------------

REPURCHASE AGREEMENTS - 4.13%

Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85%, to
   be repurchased at $17,069,209 on
   07/01/2002, collateralized by
   $15,955,000 U.S. Treasury Bonds, 6.25
   % due 05/15/2030 (valued at
   $17,412,952, including interest).***                   $ 17,068,000          $ 17,068,000
                                                                                ------------

TOTAL INVESTMENTS (DIVERSIFIED BOND TRUST)
(Cost: $416,416,578)                                                            $413,229,648
                                                                                ============

U.S. GOVERNMENT SECURITIES TRUST

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                             ------                 -----
U.S. TREASURY OBLIGATIONS - 10.89%

U.S. TREASURY BONDS - 1.14%

5.25% due 11/15/2028                                      $  2,000,000          $  1,880,420
5.375% due 02/15/2031                                        7,000,000             6,854,470
6.375% due 08/15/2027                                        2,100,000             2,290,197
6.625% due 02/15/2027                                          500,000               561,405
                                                                                ------------
                                                                                  11,586,492

U.S. TREASURY NOTES - 9.75%

2.75% due 09/30/2003                                        18,000,000            18,112,320
4.375% due 05/15/2007                                       27,500,000            27,878,125
4.625% due 05/15/2006                                        2,000,000             2,060,000
5.75% due 11/15/2005                                        14,000,000            14,940,520
5.875% due 11/15/2004                                       16,000,000            17,004,960

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                   ------                 -----
U.S. TREASURY NOTES - CONTINUED

6.50% due 02/15/2010                                               6,500,000          $    7,266,220
6.75% due 05/15/2005                                              10,500,000              11,459,700
                                                                                      --------------
                                                                                          98,721,845

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $107,999,949)                                                                  $  110,308,337
                                                                                      --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.70%

FEDERAL HOME LOAN BANK - 0.87%

5.80% due 09/02/2008                                          $    8,350,000               8,827,536
                                                                                      --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.91%

6.00% due 10/01/2010 - 11/01/2028                                  8,750,562               8,772,516
6.00% TBA **                                                      56,800,000              57,378,808
6.50% due 07/01/2006 - 12/01/2010                                  1,258,681               1,313,315
7.00% due 12/01/2004 - 04/15/2021                                  9,262,751               9,756,043
7.00% TBA **                                                      14,000,000              14,498,680
7.50% due 05/01/2007                                                 838,052                 887,949
8.00% due 09/01/2031                                              12,893,859              13,703,722
8.25% due 07/01/2006                                                  27,115                  28,430
9.00% due 10/01/2017 - 11/01/2020                                  1,995,808               2,165,976
9.50% due 08/01/2020                                                 508,883                 556,744
10.00% due 05/01/2005                                                 33,471                  35,043
10.50% due 06/01/2020                                              1,045,318               1,194,923
11.75% due 10/01/2009 - 12/01/2013                                    52,747                  59,859
12.00% due 07/01/2020                                                172,448                 198,859
                                                                                      --------------
                                                                                         110,550,867

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.43%

5.50% TBA **                                                      17,000,000              17,015,810
6.00% due 12/01/2028                                               5,093,778               5,101,725
6.00% TBA **                                                      55,000,000              55,306,100
6.50% due 12/01/2003 - 06/01/2029                                 14,024,953              14,333,899
6.50% TBA **                                                     114,000,000             116,208,180
7.00% due 07/01/2022 - 01/01/2030                                 16,561,838              17,162,350
7.00% TBA **                                                      80,000,000              82,849,600
7.50% due 09/01/2029 - 02/01/2031                                 10,210,916              10,715,585
8.00% due 08/01/2004 - 03/01/2031                                  2,771,080               2,943,400
8.00% TBA **                                                       6,000,000               6,373,080
8.25% due 09/01/2008                                                  60,865                  64,561
8.50% due 02/01/2009 - 08/01/2019                                  3,983,939               4,290,113
8.75% due 08/01/2009 - 10/01/2011                                    656,169                 706,365
9.00% due 05/01/2021                                                 242,431                 266,674
10.00% due 04/01/2016 - 09/01/2020                                 2,590,000               2,939,876
11.50% due 09/01/2013 - 09/01/2019                                   554,072                 641,905
11.75% due 12/01/2015                                                 53,355                  61,941
12.00% due 01/01/2013 - 04/01/2016                                 1,351,408               1,567,855
12.50% due 01/01/2013 - 09/01/2015                                   830,490                 968,648
13.50% due 11/01/2014                                                246,197                 290,695
FRN 12.672% due 04/25/2009                                         1,464,449               1,543,071
FRN 13.00% due 11/01/2015                                            507,262                 605,224
FRN 6.527% due 05/25/2030                                          9,500,000              10,047,368
FRN 7.37% due 01/17/2013                                           2,563,532               2,741,829
REMIC due 12/28/2028                                               3,910,153               4,181,814
                                                                                      --------------
                                                                                         358,927,668

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.49%

7.50% due 02/15/2007 - 12/15/2027                                  7,670,038               8,139,836
8.00% due 10/15/2005                                                   2,699                   2,868
8.50% due 06/15/2025                                               3,793,799               4,094,912
9.00% due 12/20/2019                                               2,605,219               2,860,444
9.50% due 09/15/2020                                                  49,168                  55,375
11.00% due 09/15/2015                                                  9,132                  10,513
                                                                                      --------------
                                                                                          15,163,951

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $486,604,872)                                                                  $  493,470,019
                                                                                      --------------

SHORT TERM INVESTMENTS - 12.37%

Ford Motor Credit Company
   1.98% due 07/15/2002                                           12,452,000              12,442,414
General Motors Acceptance Corp., 2.00%
   due 07/15/2002                                                 28,250,000              28,228,028
Grand Funding Corp.
   2.20% due 07/15/2002                                           28,250,000              28,225,830
Kinder Morgan Inc.
   2.05% due 07/15/2002                                           28,250,000              28,227,478
Mermaid Funding Corp.
   2.15% due 07/15/2002                                           28,250,000              28,226,380
                                                                                      --------------
                                                                                      $  125,350,130

REPURCHASE AGREEMENTS - 28.04%

Repurchase Agreement with Greenwich Capital,
   dated 06/28/2002 at 1.90%, to be repurchased
   at $95,076,051 on 07/01/2002, collateralized
   by $87,192,000 U.S. Treasury Bonds, 6.375% due
   08/15/2027(valued at $ 97,001,100, including
   interest)                                                  $   95,061,000          $   95,061,000
Repurchase Agreement with UBS, dated 06/28/2002
   at 1.90%, to be repurchased at $89,014,092
   on 07/01/2002, collateralized by $15,316,000
   U.S Treasury Bonds, 5.25% due 11/15/2028,
   (valued at $14,531,055, including interest)
   and  $50,000,000 U.S. Treasury Bonds, 13.25%
   due 05/15/2014 (valued at $76,250,000,
   including interest)                                        $   89,000,000          $   89,000,000
Repurchase Agreement with State Street Corp.,
   dated 06/28/2002 at 1.88%, to be repurchased
   at $100,015,667 on 07/01/2002,
   collateralized by $93,485,000 U.S Treasury
   Bonds, 6.25% due 08/15/2023 (valued at
   $102,015,506, including interest)                          $  100,000,000          $  100,000,000
                                                                                      --------------
                                                                                      $  284,061,000

TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES TRUST)
(Cost: $1,004,015,951)                                                                 $1,013,189,486
                                                                                      ==============

MONEY MARKET TRUST

                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                   ------                 -----
U.S. TREASURY OBLIGATIONS - 13.76%

U.S. TREASURY BILLS - 13.76%

1.66% due 09/26/2002                                          $ 40,000,000          $ 39,839,533
1.70% due 08/08/2002                                            30,000,000            29,946,167
1.71% due 11/07/2002                                            30,000,000            29,816,175
1.72% due 08/08/2002                                            20,000,000            19,963,689

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                   ------                 -----
U.S. TREASURY BILLS - CONTINUED

1.73% due 08/22/2002                                          $   45,000,000          $   44,887,550
1.83% due 11/14/2002                                              20,000,000              19,861,733
1.85% due 11/07/2002                                              35,000,000              34,767,979
                                                                                      --------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $219,082,826)                                                                  $  219,082,826
                                                                                      --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.46%

FEDERAL HOME LOAN BANK - 17.86%

1.68% due 09/06/2002                                              40,000,000              39,874,933
1.70% due 08/09/2002                                              15,000,000              14,972,375
1.71% due 09/18/2002                                              30,000,000              29,887,425
1.72% due 08/28/2002                                              30,000,000              29,916,867
1.73% due 08/23/2002                                              30,000,000              29,923,592
1.735% due 08/28/2002                                             35,000,000              34,902,165
1.74% due 07/17/2002 - 08/23/2002                                 45,000,000              44,920,492
1.75% due 07/26/2002                                              30,000,000              29,963,542
1.76% due 08/07/2002                                              30,000,000              29,945,733
                                                                                      --------------
                                                                                         284,307,124

FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.74%

1.71% due 07/16/2002 - 09/26/2002                                 60,000,000              59,854,650
1.72% due 07/18/2002 - 08/22/2002                                 53,000,000              52,918,491
1.73% due 09/26/2002                                              40,000,000              39,832,766
1.74% due 09/05/2002                                              35,000,000              34,888,350
1.75% due 07/02/2002 - 08/08/2002                                 65,000,000              64,942,882
1.76% due 08/08/2002                                              30,000,000              29,944,267
                                                                                      --------------
                                                                                         282,381,406

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.86%

1.71% due 07/24/2002                                              30,000,000              29,967,225
1.715% due 08/21/2002                                             15,000,000              14,963,556
1.72% due 07/03/2002                                              36,550,000              36,546,507
1.73% due 07/24/2002                                              25,000,000              24,972,368
1.74% due 07/24/2002 - 09/04/2002                                140,000,000             139,707,342
1.75% due 07/31/2002 - 09/18/2002                                 75,000,000              74,812,361
1.76% due 07/31/2002 - 08/14/2002                                 75,000,000              74,866,045
                                                                                      --------------
                                                                                         395,835,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $962,523,934)                                                                  $  962,523,934
                                                                                      --------------

COMMERCIAL PAPER - 24.07%

AGRICULTURE - 1.57%

Cargill, Inc.,
   1.73% due 07/10/2002                                           25,000,000              24,989,187
                                                                                      --------------

AUTOMOBILES - 2.83%

Volkswagen Of America, Inc.,
   1.75% due 07/15/2002                                           45,000,000              44,969,375
                                                                                      --------------

BANKING - 2.83%

Toronto Dominion Holdings,
   1.73% due 07/10/2002                                           45,000,000              44,980,537
                                                                                      --------------

BUSINESS SERVICES - 2.51%

United Parcel Service of America, Inc.,
   1.69% due 07/09/2002                                           40,000,000              39,984,978
                                                                                      --------------

DRUGS & HEALTH CARE - 3.70%

Abbott Laboratories,
   1.72% due 07/08/2002                                           34,000,000              33,988,629
Pfizer, Inc.,
   1.73% due 07/08/2002                                           24,975,000              24,966,599
                                                                                      --------------
                                                                                          58,955,228

FINANCIAL SERVICES - 5.61%

General Electric Capital Corp., 1.76%
   due 07/18/2002                                                 39,500,000              39,467,171
UBS Finance, Inc.,
   1.75% due 08/12/2002                                           50,000,000              49,897,917
                                                                                      --------------
                                                                                          89,365,088

FOOD & BEVERAGES - 3.14%

The Coca-Cola Company,
   1.72% due 07/30/2002                                           50,000,000              49,930,722
                                                                                      --------------

TELEPHONE - 1.88%

Bellsouth Corp.,
   1.73% due 07/09/2002                                           30,000,000              29,988,467
                                                                                      --------------

TOTAL COMMERCIAL PAPER
(Cost: $383,163,582)                                                                  $  383,163,582
                                                                                      --------------

REPURCHASE AGREEMENTS - 1.71%

Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to
   be repurchased at $27,317,097 on
   07/01/2002, collateralized by
   $27,975,000 U.S. Treasury Bills,
   1.59% due 09/26/2002 (valued at
   $27,863,100, including interest)                           $   27,313,000          $   27,313,000
                                                                                      --------------

TOTAL INVESTMENTS (MONEY MARKET TRUST)
(Cost: $1,592,083,342)                                                                $1,592,083,342
                                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------
SMALL CAP INDEX TRUST

                                                   SHARES          VALUE
                                                   ------          -----
COMMON STOCK - 67.47%
ADVERTISING - 0.06%
Grey Global Group, Inc. *                             52          $35,881
Ventiv Health, Inc. *                              2,148            6,057
                                                                   41,938
                                                                  -------

AEROSPACE - 0.77%
AAR Corp. *                                        1,960           19,992
Aeroflex, Inc. *                                   4,116           28,606
Alliant Techsystems, Inc. *                        2,091          133,406
BE Aerospace, Inc. *                               2,419           31,882
Curtiss Wright Corp. *                               666           53,280
DRS Technologies, Inc. *                           1,112           47,538
EDO Corp. *                                          737           21,005
Esterline Technologies Corp. *                     1,312           29,782
GenCorp, Inc. *                                    2,121           30,330
Heico Corp. * (a)                                  1,198           16,796
Integral Systems, Inc. *                             683           14,903
Moog, Inc., Class A *                                944           40,479
Orbital Sciences Corp., Class A * (a)              2,338           18,634
Teledyne Technologies, Inc. *                      2,243           46,542
Viasat, Inc. * (a)                                 1,064            8,970
Woodward Governor Company *                          583           34,467
                                                                  -------
                                                                  576,612

AGRICULTURE - 0.11%
Cadiz, Inc. * (a)                                  2,535           21,545
Delta & Pine Land Company *                        2,311           46,451
Tejon Ranch Company *                                486           15,844
                                                                  -------
                                                                   83,840

AIR TRAVEL - 0.26%
Airtran Holdings, Inc. *                           4,468           23,904
Alaska Air Group, Inc. *                           1,598           41,708
America West Holding Corp., Class B *              2,963            8,119
Atlantic Coast Airlines Holdings, Inc. *           2,672           57,982
Atlas Air, Inc. * (a)                              1,422            5,261
Aviall Inc. *                                      1,679           23,506
Frontier Airlines, Inc. *                          2,081           16,918
Mesa Air Group, Inc. *                             1,968           18,106
                                                                  -------
                                                                  195,504

APPAREL & TEXTILES - 0.95%
Brown Shoe, Inc. *                                 1,088           30,573
Finish Line, Inc. *                                1,172           21,002
G & K Services, Class A *                          1,416           48,484
Garan, Inc.                                          225           13,016
Interface, Inc., Class A *                         3,604           28,976
K-Swiss, Inc., Class A                               978           25,408
Kellwood Company *                                 1,342           43,615
Kenneth Cole Productions, Inc., Class A * (a)        693           19,647
Movado Group, Inc. *                                 789           19,843
Nautica Enterprises, Inc. *                        1,718           22,317
Oneida, Ltd. *                                     1,210           23,172
Oshkosh B'Gosh, Inc., Class A *                      629           27,355
Oxford Industries, Inc. *                            344            9,632
Pacific Sunwear of California, Inc. *              2,023           44,850
Phillips Van Heusen Corp.                          1,613           25,163
Quaker Fabric Corp. *                              1,204           18,661
Quiksilver, Inc. *                                 1,633           40,498
Russell Corp. *                                    1,792           34,496
Skechers United States of America, Inc.,
   Class A * (a)                                   1,210           26,148
Stride Rite Corp. *                                2,922           23,376
The Gymboree Corp. *                               2,054           32,905
Unifi, Inc. *                                      3,255           35,479
Vans, Inc. *                                       1,402          $11,386
Wellman, Inc. *                                    1,945           32,579
Wolverine World Wide, Inc.                         2,679           46,749
                                                                  -------
                                                                  705,330

AUTO PARTS - 0.73%
American Axle & Manufacturing Holdings, Inc. *       590           17,547
Arvinmeritor, Inc. *                               4,256          102,144
BorgWarner, Inc. *                                 1,669           96,401
Collins & Aikman Corp. *                           3,176           28,902
CSK Auto Corp. * (a)                               2,295           31,992
Exide Corp. * (a)                                  1,766            1,201
Federal Mogul Corp. * (a)                          7,144            5,022
Federal Signal Corp. (a)                           2,914           69,936
Hayes Lemmerz International, Inc. * (a)              888              151
Insurance Auto Auctions, Inc. *                      951           18,545
Modine Manufacturing Company                       1,889           46,432
Sports Resorts International, Inc. * (a)           2,041           11,021
Superior Industries International, Inc.            1,210           55,962
TBC Corp. *                                        1,436           22,804
Tower Automotive, Inc. * (a)                       2,798           39,032
                                                                  -------
                                                                  547,092

AUTO SERVICES - 0.38%
Copart, Inc. *                                     3,967           64,384
Dollar Thrifty Automotive Group, Inc. * (a)        1,677           43,434
Lithia Motors, Inc., Class A *                       585           15,748
Midas, Inc. *                                        996           12,350
Pennzoil-Quaker State Company *                    5,114          110,105
Sonic Automatic, Inc. *                            1,450           37,338
                                                                  -------
                                                                  283,359

AUTOMOBILES - 0.23%
Dura Automotive Systems, Inc. *                    1,140           23,655
Monaco Coach Corp. *                               1,600           34,080
O'Reilly Automotive, Inc. *                        2,393           65,951
Thor Industries, Inc. *                              488           34,775
Wabash National Corp. * (a)                        1,490           14,900
                                                                  -------
                                                                  173,361

BANKING - 6.66%
1St Source Corp. *                                   784           19,380
Alabama National BanCorp                             568           24,589
American Financial Holdings, Inc.                  1,289           38,567
Anchor BanCorp Wisconsin, Inc. *                   1,328           32,018
Arrow Financial Corp.                                368           12,508
Bancorpsouth, Inc. *                               5,318          107,424
Bank Granite Corp.                                 1,267           24,947
Bank Mutual Corp.                                    921           18,761
Bankatlantic Bancorp, Inc., Class A *              2,112           26,189
BankUnited Financial Corp., Class A *              1,263           24,186
Banner Corp.                                         912           22,572
Bay View Capital Corp. *                           4,245           27,210
BOK Financial Corp. *                                699           23,389
Boston Private Financial Holdings, Inc.            1,143           28,278
Brookline Bancorp, Inc. * (a)                        757           19,152
Bsb Bancorp Inc. *                                   662           17,662
Capital City Bank Group, Inc. *                      687           23,722
Capitol Federal Financial                          1,423           37,112
Cathay Bancorp, Inc.                                 888           36,851
CCBT Financial Companies, Inc.                       809           22,984
Centennial Bancorp                                 1,586           12,498
Central Coast Bancorp *                              641           14,538
CFS Bancorp, Inc.                                  1,187           18,351
Chemical Financial Corp. *                         1,545           57,953
Chittenden Corp.                                   1,957           56,714

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------

                                                   SHARES          VALUE
                                                   ------          -----
BANKING - CONTINUED
Citizens Banking Corp.                             2,999          $86,911
City Holding Company                               1,199           28,069
CityBank *                                           775           24,800
Colonial Bancgroup, Inc.                           7,628          114,420
Columbia Banking System, Inc. *                    1,052           13,581
Commercial Federal Corp.                           3,050           88,450
Commonwealth Bancorp Inc.                            685           20,324
Community Banks, Inc.                                599           17,623
Community First Bankshares, Inc.                   2,316           60,424
Community Trust Bancorp, Inc. *                      705           19,818
Connecticut Bancshares, Inc. *                       769           25,531
Corus Bankshares, Inc.                               654           30,031
CPB, Inc. (a)                                        463           21,275
CVB Financial Corp.                                1,679           38,130
Digital Insight Corp. * (a)                        1,911           31,436
Dime Community Bancorp, Inc.                       1,497           33,967
Doral Financial Corp.                              2,446           81,672
East West Bancorp, Inc.                            1,456           50,261
F & M Bancorp *                                      946           33,375
F.N.B. Corp.                                       3,006           82,545
Farmers Capital Bank Corp. *                         447           15,757
Fidelity Bankshares, Inc. *                          939           20,761
Financial Institutions, Inc.                         580           21,959
First Bancorp *                                      620           17,056
First Bancorp Puerto Rico                          1,289           48,595
First Buse Corp.                                     630           13,992
First Citizens Bancshares, Inc. *                    418           46,227
First Commonwealth Financial Corp. *               3,907           52,705
First Community Bancshares, Inc.                     585           19,691
First Essex Bancorp, Inc. *                          523           17,887
First Federal Capital Corp.                        1,251           27,647
First Financial BanCorp *                          2,557           50,040
First Financial Bankshares, Inc.                     625           26,149
First Financial Corp.                                481           24,733
First Indiana Corp.                                  936           20,377
First Merchants Corp. *                              861           25,829
First Midwest Bancorp, Inc. *                      3,190           88,618
First Niagara Financial Group, Inc.                  686           19,043
First Place Financial Corp. *                      1,063           21,164
First Sentinel Bancorp, Inc.                       1,993           27,424
Frontier Financial Corp.                           1,016           29,820
GBC Bancorp *                                        515           14,909
German American Bancorp *                            821           15,189
Glacier Bancorp, Inc.                                882           21,609
Gold Banc Corporation, Inc. * (a)                  2,314           25,382
Great Southern Bancorp, Inc.                         507           20,179
Greater Bay Bancorp (a)                            3,208           98,678
Hancock Holding Company                              434           29,243
Harleysville National Corp.                        1,164           31,440
Hudson River Bancorp, Inc.                           940           25,371
Hudson United Bancorp                              2,910           83,110
Iberiabank Corp. *                                   328           13,297
Independence Community Bank Corp.                  3,807          109,375
Independent Bank Corp.                               744           17,030
Independent Bank Corp. *                             748           23,607
Integra Bank Corp. *                               1,121           25,110
Irwin Financial Corp. (a)                            824           16,562
Lakeland Bancorp, Inc. *                             974           21,545
Local Financial Corp. *                            1,192           19,442
MAF Bancorp, Inc.                                  1,313           49,369
Main Street Banks, Inc.                              854           17,661
MB Financial, Inc.                                   878           29,378
Medford Bancorp, Inc. *                              529           18,425
Mid-State Bancshares *                             1,421           27,425
Mississippi Valley Bankshares, Inc.                  347          $17,950
National Penn Bancshares, Inc. *                   1,081           28,322
NBC Capital Corp.                                    449           17,062
Net.B@nk, Inc. *                                   1,563           18,209
New York Community Bancorp, Inc.                   5,328          144,389
Old Second Bancorp, Inc.                             436           16,019
Omega Financial Corp.                                603           22,016
Oriental Financial Group, Inc. *                     870           22,063
Pacific Capital Bancorp *                          2,332           55,688
Pacific Northwest Bancorp *                        1,032           32,322
Park National Corp. *                                807           69,402
Peoples Holding Company                              330           13,530
PFF Bancorp, Inc. *                                  744           28,570
Port Financial Corp.                                 339           13,591
Prosperity Bancshares, Inc.                          910           16,579
Provident Bankshares Corp.                         1,454           34,445
R & G Financial Corp., Class B                       881           20,889
Republic Bancorp, Inc. *                           3,017           45,074
Riggs National Corp. *                             1,043           15,551
S & T Bancorp, Inc. *                              1,431           38,637
S Y Bancorp, Inc. *                                  413           16,912
Sandy Spring Bancorp, Inc.                           877           28,196
Seacoast Banking Corp. *                             330           19,051
Second Bancorp, Inc.                                 634           17,308
Silicon Valley Bancshares *                        2,651           69,880
Simmons 1St National Corp., Class A                  516           21,976
South Financial Group, Inc. * (a)                  2,716           60,863
Southwest BanCorp of Texas, Inc. * (a)             1,681           60,886
St. Francis Capital Corp. *                          809           20,055
Staten Islands Bancorp, Inc.                       3,681           70,675
Sterling Bancorp                                     581           20,742
Sterling Bancshares, Inc.                          2,276           33,617
Sterling Financial Corp.                             890           22,214
Suffolk Bancorp                                      742           27,083
Susquehanna Bancshares, Inc. *                     2,595           58,932
Texas Regional Bancshares, Inc., Class A *           963           47,773
The Trust Company of New Jersey *                  1,172           30,119
Tompkins Trustco, Inc. *                             381           18,555
TrustCo Bank Corp. *                               4,697           61,859
U.S.B. Holding Company, Inc. *                       909           18,725
UCBH Holdings, Inc.                                1,207           45,878
Umpqua Holdings Corp. *                            1,165           21,529
United Bankshares, Inc. *                          2,811           82,587
United National Bancorp * (a)                      1,142           26,266
Unizan Financial Corp.                             1,418           30,359
W Holding Company, Inc. *                          1,807           43,729
Washington Trust Bancorp, Inc.                       804           19,047
Waypoint Financial Corp.                           2,161           42,248
Wesbanco, Inc. (a)                                 1,266           30,017
West Coast Bancorp *                               1,133           19,431
Westamerica BanCorp                                2,111           82,709
Whitney Holding Corp.                              2,311           71,040
Wintrust Financial Corp. (a)                         666           23,024
                                                                  -------
                                                                4,972,601

BIOTECHNOLOGY - 0.87%
Adolor Corp. *                                     2,219           24,986
Arena Pharmaceuticals, Inc. *                      1,552           13,037
Charles River Laboratories International,          2,686           94,144
   Inc. *
CIMA Laboratories, Inc. *                          1,068           25,760
Covance, Inc. *                                    3,926           73,612
Exelixis, Inc. * (a)                               2,777           20,911
Integra Lifesciences Holdings, Inc. *                724           15,747
Intermune, Inc. *                                  1,981           41,799

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
BIOTECHNOLOGY -CONTINUED

Medicines Company * (a)                                                    1,635      $     20,160
Neose Technologies, Inc. *                                                   750             8,175
Neurocrine Biosciences, Inc. *                                             1,740            49,851
Orchid Biosciences, Inc. * (a)                                             4,084             5,391
Regeneration Technologies, Inc. *                                          1,586             9,579
Sangstat Medical Corp. *                                                   1,525            35,044
Serologicals Corp. *                                                       1,286            23,521
Tanox, Inc. *                                                              1,594            17,263
Telik, Inc. *                                                              1,739            21,738
Titan Pharmaceuticals, Inc. * (a)                                          2,072             6,941
Transkaryotic Therapies, Inc. * (a)                                        1,907            68,747
Trimeris, Inc. * (a)                                                       1,266            56,198
Tularik, Inc. * (a)                                                        1,480            13,572
                                                                                      ------------
                                                                                           646,176

BROADCASTING - 0.36%

ACTV, Inc. * (a)                                                           5,494             6,318
Beasley Broadcast Group, Inc., Class A *                                     945            13,938
Clear Channel Communications, Inc. * (a)                                     341            10,919
Crown Media Holdings, Inc., Class A *                                      1,964            15,496
Cumulus Media, Inc., Class A *                                             2,120            29,214
Gray Communications Systems, Inc. *                                          755            13,666
LodgeNet Entertainment Corp. *                                               728            10,482
Paxson Communications Corp. *                                              2,292            12,606
Pegasus Communications Corp., Class A * (a)                                2,489             1,817
Regent Communications, Inc. *                                              1,669            11,781
Saga Communications, Inc., Class A *                                         751            16,897
Salem Communications Corp., Class A *                                        613            15,245
Sinclair Broadcast Group, Inc., Class A *                                  1,437            20,749
Sirius Satellite Radio, Inc. * (a)                                         4,129            15,562
Spanish Broadcasting Systems, Inc., Class A *                              2,395            23,950
UnitedGlobalCom, Inc., Class A *                                           5,500            15,125
World Wrestling Federation Entertainment, Inc., Class A * (a)                821            11,987
XM Satellite Radio Holdings, Inc., Class A * (a)                           1,179             8,548
Young Broadcasting, Inc., Class A *                                        1,003            17,833
                                                                                      ------------
                                                                                           272,133

BUILDING MATERIALS & CONSTRUCTION - 0.94%

Apogee Enterprises, Inc. *                                                 2,084            29,926
Armstrong Holdings, Inc. * (a)                                             2,597             4,649
Butler Manufacturing Company *                                               494            13,560
Dycom Industries, Inc. *                                                   3,139            36,695
Elcor Corp. *                                                              1,211            33,121
EMCOR Group, Inc. *                                                          699            41,031
Griffon Corp. *                                                            1,846            33,413
Haemonetics Corp. *                                                        1,420            41,464
Harsco Corp. *                                                             2,581            96,788
Hughes Supply, Inc. *                                                      1,560            70,044
Lennox International, Inc. *                                               2,911            52,369
LSI Industries, Inc.                                                         925            16,992
NCI Building Systems, Inc. *                                               1,094            19,473
Nortek, Inc. *                                                               592            26,699
RPM, Inc. *                                                                6,640           101,260
Standard-Pacific Corp. *                                                   1,584            55,567
Trex Company, Inc. * (a)                                                     578            18,149
U.S. Concrete, Inc. *                                                      1,795            11,793
                                                                                      ------------
                                                                                           702,993

BUSINESS SERVICES - 3.34%

ABM Industries, Inc.                                                       2,456            42,636
Administaff, Inc. * (a) (a)                                                1,403            14,030
Advanced Marketing Services, Inc.                                            939            17,184
ADVO, Inc. * (a)                                                           1,261            48,006
Amerco *                                                                   1,050            15,529
American Management Systems, Inc. *                                        2,928            55,954
Answerthink Consulting Group *                                             3,057            11,586
Arbitron, Inc. *                                                           1,941            60,559
Banta Corp. *                                                              1,616            58,014
Black Box Corp. *                                                          1,308            53,275
Bowne & Company, Inc. *                                                    2,449            36,098
Bright Horizons Family Solutions, Inc. *                                     896            29,667
Cendant Corp. *                                                              581             9,226
Central Parking Corp. *                                                    1,108            25,318
Coinstar, Inc. *                                                           1,424            34,817
Corporate Executive Board Company *                                        2,325            79,631
Costar Group, Inc. *                                                         995            20,427
DiamondCluster International, Inc., Class A * (a)                          1,928            11,529
Digimarc Corp. *                                                             719             7,470
Divine Inc., Class A * (a)                                                   698             2,722
eFunds Corp. *                                                             3,217            30,526
Electro Rent Corp. *                                                       1,128            14,653
Encompass Services Corp. *                                                 3,680             2,098
Entrust Technologies, Inc. *                                               3,998            10,875
FactSet Research Systems, Inc.                                             1,393            41,470
First Consulting Group *                                                   1,444            12,418
Forrester Research, Inc. *                                                   988            19,166
FTI Consulting, Inc. *                                                       849            29,723
Gartner Group, Inc., Class A * (a)                                         5,281            53,338
Getty Images, Inc. *                                                       2,226            48,460
Global Payments, Inc. *                                                    2,276            67,711
GSI Commerce, Inc. * (a)                                                     812             6,131
Heidrick & Struggles International, Inc. *                                 1,346            26,880
Hooper Holmes, Inc.                                                        4,172            33,376
Information Holdings, Inc. *                                               1,384            33,770
Information Resources, Inc. *                                              2,399            22,524
Insight Enterprises, Inc. *                                                2,684            67,610
Intervoice, Inc. * (a)                                                     2,561             4,123
ITT Educational Services, Inc. *                                           3,046            66,403
Kelly Services, Inc., Class A *                                            1,033            27,901
Kendle International, Inc. *                                                 845            11,492
Key3Media Group, Inc. * (a)                                                1,748               804
Korn/Ferry International *                                                 2,865            26,071
Kroll, Inc. *                                                              1,060            22,239
Kronos, Inc. *                                                             1,301            39,666
Labor Ready, Inc. *                                                        3,334            19,504
Learning Tree International, Inc. *                                          901            16,705
Legato Systems, Inc. *                                                     6,906            24,862
Lightbridge, Inc. *                                                        1,916            15,730
MAXIMUS, Inc. *                                                              816            25,867
McGrath Rentcorp *                                                           530            13,738
MedQuist, Inc. *                                                             648            17,256
Memberworks, Inc. * (a)                                                      824            15,269
MPS Group, Inc. *                                                          6,438            54,723
National Processing, Inc. *                                                  381             9,830
Navigant Consulting Company *                                              3,107            21,718
New England Business Service, Inc. *                                         859            21,595
Nextcard, Inc. *                                                           1,470                25
On Assignment, Inc. *                                                      1,382            24,600
Paxar Corp. *                                                              2,432            40,736
PDI, Inc. *                                                                  610             9,449
Penton Media, Inc. *                                                       1,839             3,954
Pre-Paid Legal Services, Inc. * (a)                                          983            19,562
PRG-Shultz International, Inc. * (a)                                       2,356            29,002
Probusiness Services, Inc. * (a)                                           1,359            19,799
R.H. Donnelley Corp. *                                                     1,950            54,541
Rent-Way, Inc. *                                                           1,604            20,772
Resource America, Inc. *                                                   1,600            16,864
Resources Connection, Inc. *                                                 502            13,549
Right Management Consultants, Inc. *                                         735            19,330

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
BUSINESS SERVICES - CONTINUED

Rollins, Inc. *                                                              934      $     18,998
Sapient Corp. *                                                            5,577             5,912
Scansource, Inc. * (a)                                                       435            26,713
Seachange International, Inc. *                                            1,537            13,495
SITEL Corp. *                                                              3,703            11,701
Sonicwall, Inc. *                                                          3,076            15,441
Sothebys Holdings, Inc., Class A *                                         1,336            19,038
SOURCECORP, Inc. *                                                           985            26,102
Spherion Corp. *                                                           3,624            43,126
StarTek, Inc. *                                                              498            13,317
Surmodics, Inc. *                                                            894            23,235
Sykes Enterprises, Inc. *                                                  1,747            13,433
Systems & Computer Technology Corp. *                                      2,245            30,330
Teletech Holdings, Inc. *                                                  2,687            25,634
TETRA Technologies, Inc. * (a)                                             3,322            48,833
The InterCept Group, Inc. *                                                  982            20,347
The Titan Corp. *                                                          3,942            72,099
TRC Companies, Inc. * (a)                                                    518            10,645
URS Corp. *                                                                  782            21,896
Vastera, Inc. * (a)                                                        1,563             6,862
Volt Information Sciences, Inc. *                                            727            17,804
Wackenhut Corrections Corp. *                                                810            11,826
Wallace Computer Series, Inc. *                                            2,534            54,481
Watson Wyatt & Company Holdings, Class A *                                   654            15,840
Websense, Inc. *                                                           1,140            29,150
Wireless Facilities, Inc. *                                                1,090             5,341
Zomax Optical Media, Inc. *                                                2,574            10,039
                                                                                      ------------
                                                                                         2,493,724

CELLULAR COMMUNICATIONS - 0.03%

AirGate PCS, Inc. * (a)                                                    1,715             1,715
Alamosa Holdings, Inc. * (a)                                               4,938             6,963
Leap Wireless International, Inc. * (a)                                    2,465             2,662
UbiquiTel, Inc. *                                                          5,974             4,122
US Unwired, Inc., Class A * (a)                                            2,848             7,974
                                                                                      ------------
                                                                                            23,436

CHEMICALS - 1.78%

A. Schulman, Inc. *                                                        1,881            40,346
Airgas, Inc. *                                                             3,742            64,737
Albany Molecular Research, Inc. *                                          1,344            28,412
Albemarle Corp. *                                                          1,565            48,124
Amcol International Corp.                                                  1,244             8,521
Arch Chemicals, Inc. *                                                     1,519            37,519
Calgon Carbon Corp.                                                        2,702            22,697
Cambrex Corp. *                                                            1,469            58,907
Chemfirst, Inc. *                                                            704            20,170
Crompton Corp. *                                                           7,307            93,164
Cytec Industries, Inc. *                                                   2,561            80,518
Dionex Corp. *                                                             1,352            36,220
Ferro Corp. *                                                              1,889            56,953
Georgia Gulf Corp. *                                                       1,657            43,811
H.B. Fuller Company                                                        1,907            55,856
IMC Global, Inc. *                                                         7,043            88,038
MacDermid, Inc. * (a)                                                      1,596            34,314
Martek Biosciences Corp. *                                                 1,074            22,468
Millennium Chemicals, Inc.                                                 4,100            57,605
Minerals Technologies, Inc. * (a)                                          1,276            62,932
Octel Corp. *                                                                793            20,103
Olin Corp. *                                                               2,423            53,669
Omnova Solutions, Inc. *                                                   3,123            26,233
Polyone Corp. *                                                            5,113            57,521
Quaker Chemical Corp.                                                        718            17,591
Scotts Company, Class A *                                                  1,065            48,351
Stepan Chemical Company *                                                    509            14,384
Techne Corp. * (a)                                                         2,667            75,263
TETRA Technologies, Inc. *                                                   874            23,205
WD-40 Company                                                              1,125            31,230
                                                                                      ------------
                                                                                         1,328,862

COLLEGES & UNIVERSITIES - 0.04%

Corinthian Colleges, Inc. *                                                  964            32,670
                                                                                      ------------

COMPUTERS & BUSINESS EQUIPMENT - 1.60%

Act Manufacturing, Inc. *                                                    567                28
Advanced Digital Information Corp. *                                       4,118            34,715
Aether Systems, Inc. * (a),                                                2,003             5,909
Allen Telecom, Inc. * (a)                                                  2,309             9,929
Auspex Systems Inc. *                                                      6,292             1,579
Avanex Corp. *                                                             1,485             2,881
Benchmark Electronics, Inc. * (a)                                          1,410            40,890
CACI International, Inc., Class A *                                        1,361            51,977
Celeritek, Inc. *                                                          1,243             8,204
Computer Network Technology Corp. * (a)                                    2,157            13,222
Concurrent Computer Corp. * (a)                                            4,425            20,576
Crossroads Systems, Inc. *                                                 1,011             1,031
Datastream Systems, Inc. *                                                 1,526            10,835
DMC Stratex Networks, Inc. *                                               5,520            11,095
Echelon Corp. * (a)                                                        1,746            22,488
Falconstor Software, Inc. * (a)                                            3,020            12,775
FileNET Corp. *                                                            2,295            33,278
FSI International, Inc. *                                                  1,937            14,469
Gerber Scientific, Inc. *                                                  1,200             4,212
GTECH Holdings Corp. *                                                     3,428            87,551
Handspring, Inc. *                                                         1,997             3,475
Helix Technology Corp. *                                                   1,766            36,380
Hutchinson Technology, Inc. *                                              1,762            27,558
Infocus Corp. *                                                            2,664            31,382
Integrated Circuit Systems, Inc. *                                         1,955            39,471
Intergraph Corp. *                                                         3,394            59,192
Interland, Inc. *                                                          4,150            13,073
Iomega Corp. *                                                             3,423            43,986
Ixia *                                                                     2,953            17,186
Mechanical Technology, Inc. *                                              2,692             2,907
Mercury Computer Systems, Inc. *                                           1,327            27,469
Metro One Telecomm, Inc. *                                                 1,190            16,612
Micros Systems, Inc. *                                                     1,146            31,756
Microtune, Inc. * (a)                                                      2,096            18,675
MTS Systems Corp. *                                                        1,920            24,096
Netro Corp. *                                                              3,577             8,156
Nuance Communications, Inc. *                                              2,336             9,764
Oplink Communications, Inc. *                                              7,879             5,752
Packeteer, Inc. *                                                          1,687             7,457
Perot Systems Corp., Class A *                                             4,050            44,105
Pinnacle Systems, Inc. *                                                   3,654            40,154
Plexus Corp. *                                                             2,708            49,015
QRS Corp. *                                                                  981             7,642
Radiant Systems, Inc. *                                                    1,311            17,082
RadiSys Corp. *                                                            1,145            13,316
Rainbow Technologies, Inc. *                                               1,443             7,100
Read Rite Corp. *                                                          8,136             3,905
SCM Microsystems, Inc. *                                                   1,045            13,982
Silicon Storage Technology, Inc. *                                         5,171            40,334
Sorrento Networks Corp. * (a)                                              1,590             1,526
Spectralink Corp. *                                                        1,389            14,779
Spectrasite Holdings, Inc. *                                               7,143             1,286
Standard Microsystems Corp. *                                              1,018            24,035
Stratos Lightwave, Inc. *                                                  5,172             8,275
TALX Corp. *                                                                 765            14,504

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
COMPUTERS & BUSINESS EQUIPMENT -CONTINUED

Turnstone Systems, Inc. *                                                  2,749      $     11,903
U.S. Wireleless Corp. *                                                      294                 0
Universal Access Global Holdings, Inc. * (a)                               2,995               566
Universal Display Corp. * (a)                                              1,427            11,844
Virage Logic Corp. *                                                         762             9,921
Western Digital Corp. *                                                   12,233            39,757
Witness Systems, Inc. *                                                      685             5,055
                                                                                      ------------
                                                                                         1,192,077

CONSTRUCTION MATERIALS - 0.91%

Ameron International Corp. *                                                 249            17,990
Applied Industrial Technologies, Inc. *                                    1,141            22,249
Centex Construction Products, Inc. *                                         417            15,179
Clarcor, Inc. *                                                            1,577            49,912
Florida Rock Industries, Inc.                                              1,148            41,110
Forest City Enterprises, Inc.                                              1,785            62,029
Granite Construction, Inc. *                                               1,970            49,841
Insituform Technologies, Inc., Class A *                                   1,602            33,930
JLG Industries, Inc. *                                                     2,836            39,789
Oshkosh Truck Corp., Class B *                                             1,098            64,903
Regal Beloit Corp. *                                                       1,261            30,655
Roper Industries, Inc. *                                                   1,879            70,087
Simpson Manufacturing, Inc. *                                                478            27,308
Standex International Corp. *                                                753            18,900
Terex Corp. *                                                              2,408            54,156
Trinity Industries, Inc. (a)                                               2,882            59,715
USG Corp. * (a)                                                            2,485            17,768
                                                                                      ------------
                                                                                           675,521

CONSTRUCTION & MINING EQUIPMENT - 0.23%

Astec Industries, Inc. *                                                   1,211            19,485
Carbo Ceramics, Inc. *                                                       578            21,357
CDI Corp. *                                                                  921            29,978
Dril-Quip, Inc. *                                                            531            13,248
Kaman Corp., Class A *                                                     1,556            26,079
Parker Drilling Company *                                                  5,786            18,920
RPC, Inc. *                                                                  647             7,635
W H Energy Services, Inc. *                                                1,542            34,171
                                                                                      ------------
                                                                                           170,873

CONTAINERS & GLASS - 0.66%

Ball Corp.                                                                 3,756           155,799
Crown Cork & Seal, Inc. * (a)                                              7,777            53,273
Earthshell Corp. * (a)                                                     5,397             6,207
Greif Brothers Corp., Class A *                                              870            29,024
Interpool, Inc. *                                                            839            14,481
Longview Fibre Company *                                                   3,674            34,609
Mobile Mini, Inc. *                                                          812            13,885
Owens-Illinois, Inc. *                                                     9,646           132,536
Silgan Holdings, Inc. *                                                      644            26,043
West Pharmaceutical Services, Inc. * (a)                                     757            24,292
                                                                                      ------------
                                                                                           490,149

COSMETICS & TOILETRIES - 0.16%

Natures Sunshine Products, Inc.                                            1,062            12,011
Nu Skin Enterprises, Inc., Class A                                         2,927            42,588
Regis Corp. *                                                              2,445            66,062
                                                                                      ------------
                                                                                           120,661

CRUDE PETROLEUM & NATURAL GAS - 0.27%

Cabot Oil & Gas Corp., Class A *                                           2,029            46,363
Evergreen Resources, Inc. * (a)                                            1,146            48,705
Hydril Company *                                                             989            26,505
Key Energy Services, Inc. *                                                6,257            65,698
Nuevo Energy Company *                                                     1,120            17,696
                                                                                      ------------
                                                                                           204,967

DOMESTIC OIL - 1.08%

3Tec Energy Corp. *                                                        1,290            22,485
Berry Petroleum Company, Class A *                                         1,250            21,063
Chesapeake Energy Corp. *                                                  8,968            64,570
Comstock Resources, Inc. *                                                 1,700            12,920
Denbury Resources, Inc. *                                                  1,589            16,351
EEX Corp. * (a)                                                            3,711             7,422
Energy Partners, Ltd. *                                                    1,678            15,605
Frontier Oil Corp. *                                                       1,670            29,392
Grey Wolf, Inc. *                                                          8,534            34,904
Holly Corp.                                                                  722            12,094
Houston Exploration Company *                                                707            20,503
Key Production, Inc. *                                                     1,145            22,328
Magnum Hunter Resources, Inc. *                                            2,396            18,904
Maverick Tube Corp. *                                                      2,412            36,180
Meridian Resource Corp. *                                                  2,762            10,275
Patina Oil & Gas Corp.                                                     1,400            38,402
Petroquest Energy, Inc. *                                                  2,275            12,672
Plains Resources, Inc. *                                                   1,622            43,388
Prima Energy Corp. *                                                         825            18,802
Quicksilver Resources, Inc. *                                                479            12,382
Range Resources Corp. *                                                    3,799            21,274
Remington Oil Gas Corp. *                                                    998            19,880
Spinnaker Exploration Company *                                            1,300            46,826
St. Mary Land & Exploration Company * (a)                                  1,785            42,713
Swift Energy Company *                                                     1,560            24,632
Syntroleum Corp. *                                                         1,825             5,256
Tom Brown, Inc. *                                                          2,153            61,038
Unit Corp. *                                                               2,470            42,854
Vintage Petroleum, Inc. *                                                  3,095            36,830
Westport Resources Corp. *                                                 2,017            33,079
                                                                                      ------------
                                                                                           805,024

DRUGS & HEALTH CARE - 4.39%

Abiomed, Inc. * (a)                                                        1,354            11,481
Aclara Biosciences, Inc. *                                                 3,504             6,027
Advanced Tissue Sciences, Inc. *                                           4,749             6,839
Aksys, Ltd. * (a)                                                          1,784            12,310
ALPHARMA, Inc., Class A * (a)                                              2,195            37,271
American Healthcorp, Inc. * (a)                                              875            15,575
AmeriPath, Inc. *                                                          1,893            45,432
Amsurg Corp. *                                                             1,389            36,475
Amylin Pharmaceuticals, Inc. *                                             4,406            48,202
Antigenics, Inc. * (a)                                                     1,195            11,771
Aphton Corp. *                                                             1,310             9,825
Applied Molecular Evolution, Inc. *                                        1,200             6,936
Ariad Pharmaceuticals, Inc. *                                              1,828             7,604
Arqule, Inc. *                                                             1,610            10,868
Arrow International, Inc.                                                    776            30,303
Atrix Labatories, Inc. *                                                   1,354            30,126
Avanir Pharmaceuticals, Class A *                                          3,547             4,611
Avi Biopharma, Inc. * (a)                                                  1,308             3,846
Avigen, Inc. * (a)                                                         1,698            15,978
Beverly Enterprises, Inc. *                                                6,810            51,824
Bio Technology General Corp. *                                             4,472            26,877
Bio-Rad Laboratories, Inc., Class A *                                      1,080            49,151
Biomarin Pharmaceutical, Inc. * (a)                                        1,746             9,112
Biopure Corp., Class A * (a)                                               1,528            11,689
Biosite Diagnostics, Inc. *                                                  905            25,476
Bone Care International, Inc. *                                              667             3,489
Cardiodynamics International Corp. * (a)                                   2,538             9,441
Cell Genesys, Inc. *                                                       2,511            33,871
Cell Pathways, Inc. * (a)                                                  1,645             2,468
Cell Therapeutics, Inc. * (a)                                              2,266            12,370
Cerus Corp. * (a)                                                            763            25,850

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
DRUGS & HEALTH CARE - CONTINUED

Chemed Corp. *                                                               696      $     26,232
Coherent, Inc. *                                                           1,853            54,736
Columbia Laboratories, Inc. *                                              1,422             8,532
Conmed Corp. *                                                             1,558            34,790
Cooper Company, Inc. *                                                       916            43,144
Corixa Corp. * (a)                                                         2,803            19,201
Corvas International, Inc. * (a)                                           2,705             5,816
Coventry Helath Care, Inc. *                                               3,832           108,905
Cryolife, Inc. * (a)                                                       1,174            18,854
Curis, Inc. *                                                              3,471             4,235
CV Therapeutics, Inc. * (a)                                                1,454            27,073
Cyberonics, Inc. *                                                         1,414            18,550
Cygnus, Inc. * (a)                                                         2,261             4,861
Cytogen Corp. *                                                            6,482             6,936
Datascope Corp. *                                                            864            23,881
Decode Genetics, Inc. *                                                    2,885            13,502
Dendreon Corp. *                                                           1,186             2,502
Digene Corp. *                                                               758             8,915
Diversa Corp. *                                                            2,079            20,686
Duane Reade, Inc. * (a)                                                      593            20,192
Durect Corp. *                                                             1,254            10,032
Dusa Pharmaceuticals, Inc. *                                               1,184             3,434
Edwards Lifesciences Corp. *                                               3,825            88,740
Emisphere Technologies, Inc. * (a)                                         1,111             4,655
Endo Pharmaceutical Holdings, Inc. *                                       1,311             9,177
Endocare, Inc. * (a)                                                         848            11,202
Entremed, Inc. * (a)                                                       1,848             5,673
Enzo Biochem, Inc. * (a)                                                   1,522            21,810
Gene Logic, Inc. *                                                         1,843            25,802
Genome Therapeutics Corp. *                                                1,496             3,456
Genta, Inc. * (a)                                                          1,755            14,549
Gentiva Health Services, Inc. *                                            1,271            11,426
Genzyme Corp.-Biosurgery Division *                                        3,086            13,980
Genzyme Molecular Oncology * (a)                                           1,373             3,460
Geron Corp. * (a)                                                          1,378             6,311
Herbalife International, Inc., Class A *                                   1,103            21,067
I-STAT Corp. * (a)                                                         1,991             7,088
IDEXX Laboratories, Inc. *                                                 2,186            56,377
IDX Systems Corp. *                                                        1,062            13,827
IGEN International, Inc. * (a)                                               974            30,681
ILEX Oncology, Inc. *                                                      2,329            32,816
Illumina, Inc. * (a)                                                       1,747            11,740
Immune Response Corp. * (a)                                                6,666             2,333
Immunogen, Inc. * (a)                                                      2,540             6,833
Immunomedics, Inc. *                                                       2,616            13,629
Impax Laboratories, Inc. *                                                 1,036             7,760
Inspire Phamaceutical, Inc. *                                              1,121             4,316
Intuitive Surgical, Inc. *                                                 2,382            20,176
Invacare Corp. *                                                           1,452            53,724
KV Pharmaceutical Company * (a)                                            1,599            41,974
Landauer, Inc. *                                                             564            21,900
Lexicon Genetics, Inc. *                                                   2,407            11,768
Lifepoint Hospitals, Inc. *                                                2,571            93,353
Louisiana Jolla Pharmaceutical Company *                                   1,952            12,200
Luminex Corp. *                                                            1,216             9,132
Magellan Health Services, Inc. *                                           2,294             2,294
Maxim Pharmaceuticals, Inc. * (a)                                          1,605             5,120
Maxygen, Inc. *                                                            2,043            24,473
Mentor Corp. * (a)                                                         1,432            52,567
MGI Pharma, Inc. * (a)                                                     1,848            13,047
Microvision, Inc. * (a)                                                      867             4,534
Mid-Atlantic Medical Services, Inc. *                                      3,126            98,000
Molecular Devices Corp. *                                                  1,176            20,933
NaPro BioTherapeutics, Inc. * (a)                                          2,133            13,992
NBTY, Inc. *                                                               2,745            42,493
NDCHealth Corp. *                                                          2,080            58,032
NeoPharm, Inc. * (a)                                                         741             9,314
Neurogen Corp. *                                                           1,264            14,776
Ocular Sciences, Inc. *                                                    1,085            28,752
Orasure Technologies, Inc. * (a)                                           2,363            15,360
Organogenesis, Inc. * (a)                                                  2,331               466
Owens & Minor, Inc. (a)                                                    2,362            46,673
Pacificare Health Systems, Inc. * (a)                                      1,927            52,414
Parexel International Corp. * (a)                                          1,616            22,479
Penwest Pharmaceuticals Company * (a)                                        928            18,096
Peregrine Pharmaceuticals, Inc. * (a)                                      8,084             9,458
Perrigo Company *                                                          4,212            54,756
Pharmaceutical Resources, Inc. *                                           1,291            35,864
Pharmacopeia, Inc. *                                                       1,542            13,136
Pharmacyclics, Inc. *                                                      1,638             7,273
Pharmos Corp. * (a)                                                        5,373             4,943
Polymedica Corp. * (a)                                                       839            21,428
Praecis Pharmaceuticals, Inc. *                                            3,443            11,982
Prime Hospitality Corp. *                                                  2,901            37,684
Rehabcare Group, Inc. *                                                    1,088            26,145
Renal Care Group, Inc. *                                                   3,258           101,487
Respironics, Inc. *                                                        1,995            67,930
Rigel Pharmaceuticals, Inc. *                                              1,740             6,351
RLI Corp.                                                                    466            23,766
SciClone Pharmaceuticals, Inc. *                                           1,703             3,406
Scios, Inc. * (a)                                                          2,961            90,636
Sequenom, Inc. * (a)                                                       2,577             9,097
Sierra Health Services, Inc. *                                             1,731            38,688
Sola International, Inc. *                                                 1,675            19,262
SonoSight, Inc. *                                                            786            11,342
Sunrise Assisted Living, Inc. * (a)                                        1,191            31,919
Supergen, Inc. *                                                           1,162             8,436
Sybron Dental Specialties, Inc. *                                          2,583            47,785
Syncor International Corp. *                                               1,261            39,721
Texas Biotechnology Corp. *                                                3,257            12,702
Theragenics Corp. *                                                        2,410            20,316
United Therapeutics Corp. * (a)                                            1,180            14,585
Urologix, Inc. *                                                             728             9,311
US Oncology, Inc. *                                                        6,733            56,086
Valentis, Inc. * (a)                                                       2,679             3,590
Vasomedical, Inc. *                                                        3,607             9,559
Ventana Medical Systems, Inc. * (a)                                          917            20,128
Versicor, Inc. *                                                             982            13,208
Vical, Inc. *                                                              1,851             9,773
VISX, Inc. *                                                               3,175            34,607
Vital Signs, Inc. *                                                          381            13,773
Von Pharmaceuticls, Inc. *                                                 2,309               901
                                                                                      ------------
                                                                                         3,275,891

EDUCATIONAL SERVICES - 0.33%

Career Education Corp. *                                                   2,680           120,600
Edison Schools, Inc., Class A * (a)                                        1,870             1,889
Education Management Corp. *                                               1,508            61,421
Renaissance Learning, Inc. * (a)                                             537            10,858
Strayer Education, Inc. * (a)                                                184            11,702
Sylvan Learning Systems, Inc. *                                            2,121            42,293
                                                                                      ------------
                                                                                           248,763

ELECTRICAL EQUIPMENT - 1.14%

A.O. Smith Corp. *                                                           698            21,785
Active Power, Inc. * (a)                                                   3,036            10,960
AMETEK, Inc. *                                                             2,112            78,672
Anaren Microwave, Inc. *                                                   1,494            12,908
Anixter International, Inc. * (a)                                          1,829            42,981

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
ELECTRICAL EQUIPMENT - CONTINUED

Artesyn Technologies, Inc. *                                               2,282      $     14,901
Artisan Components, Inc. *                                                 1,054             9,486
Baldor Electric Company *                                                  1,581            39,841
Barnes Group, Inc. * (a)                                                   1,119            25,625
Bei Technologies Inc. *                                                      735             8,416
Belden, Inc. *                                                             1,784            37,179
C & D Technologies, Inc.                                                   1,825            32,887
C-COR.net Corp. *                                                          2,544            17,808
Cable Design Technologies Corp. *                                          3,247            33,282
Cohu, Inc. *                                                               1,296            22,395
Dupont Photomasks, Inc. *                                                    351            11,400
Electro Scientific Industries, Inc. *                                      1,817            44,153
Encore Wire Corp. *                                                        1,030            14,657
Excel Technology, Inc. *                                                     684            14,364
General Cable Corp. *                                                      2,360            14,868
Genlyte Group, Inc. *                                                        797            32,382
H Power Corp. * (a)                                                        3,104             2,949
Lecroy Corp. *                                                               704             8,378
Littelfuse, Inc. *                                                         1,308            30,254
Magnetek, Inc. *                                                           1,395            13,811
Methode Electronics, Inc., Class A *                                       2,524            32,231
Penn Engineering & Manufacturing Corp. *                                     882            15,364
Rayovac Corp. * (a)                                                        1,470            27,239
Recoton Corp. *                                                            1,811             4,672
SPS Technologies, Inc. *                                                     619            23,627
Thomas Industries, Inc. *                                                    970            27,936
Universal Electronics, Inc. *                                                910            13,614
Vicor Corp. *                                                              1,791            12,519
W.H. Brady Company, Class A *                                              1,264            44,240
Watsco, Inc.                                                               1,263            23,050
Wilson Greatbatch Technologies, Inc. *                                       686            17,479
Woodhead Industries, Inc. *                                                  826            14,158
                                                                                      ------------
                                                                                           852,471

ELECTRIC UTILITIES - 1.25%

Avista Corp. *                                                             3,416            47,141
Central Vermont Public Service Corp. *                                       738            13,284
CH Energy Group, Inc. *                                                    1,019            50,186
Cleco Corp.                                                                2,729            59,765
Connecticut Water Service, Inc. *                                            502            15,301
DQE, Inc. * (a)                                                            3,756            52,584
El Paso Electric Company *                                                 3,280            45,428
Empire District Electric Company *                                         1,472            30,176
GrafTech International, Ltd. *                                             3,749            46,113
Hawaiian Electric Industries, Inc. *                                       2,427           103,269
Madison Gas & Electric Company                                             1,156            32,194
Newpower Holdings, Inc. *                                                  7,638               145
Otter Tail Power Company                                                   1,647            51,913
PNM Resources, Inc.                                                        2,479            59,992
RGS Energy Group, Inc. *                                                   2,316            90,787
Sierra Pacific Resources * (a)                                             6,705            52,299
SJW Corp.                                                                    153            12,393
Uil Holding Corp. *                                                          832            45,311
Unisource Energy Corp.                                                     2,240            41,664
WPS Resources Corp. * (a)                                                  2,070            84,518
                                                                                      ------------
                                                                                           934,463

ELECTRONICS - 1.69%

Adaptec, Inc. *,                                                           6,754            53,289
Anadigics, Inc. * (a)                                                      2,200            18,128
Analogic Corp. *                                                             521            25,618
AstroPower, Inc. * (a)                                                     1,279            25,120
Avid Technology, Inc. *                                                    1,830            16,946
Bell Microproducts, Inc. *                                                 1,145             9,217
Checkpoint Systems, Inc. * (a)                                             1,870            21,879
CTS Corp. * (a)                                                            2,123            25,561
Cubic Corp.                                                                1,038            24,601
DDI Corp. *                                                                2,845             2,842
DSP Group, Inc. *                                                          1,607            31,497
Electronics For Imaging, Inc. *                                            3,479            55,351
Engineered Support Systems, Inc. *                                           520            27,196
FEI Company *                                                              1,061            26,005
Fisher Scientific International, Inc. *                                    3,512            98,336
FLIR Systems, Inc. *                                                         827            34,709
Franklin Electric, Inc.                                                      502            23,629
Identix, Inc. * (a)                                                        2,807            20,488
II-VI, Inc. *                                                              1,064            15,715
Intermagnetics General Corp. *                                               926            18,705
Intermediate Telephone, Inc. * (a)                                         1,332            22,791
Itron, Inc. *                                                                995            26,099
Keithley Instruments, Inc. *                                                 322             4,650
Lightpath Technologies, Inc., Class A * (a)                                2,099             1,889
Lufkin Industries, Inc. *                                                    540            15,590
Maxwell Technologies, Inc. *                                               1,369            11,938
Merix Corp. * (a)                                                          1,116             9,575
Nanometrics, Inc. *                                                          711            11,290
Nu Horizons Electronics Corp. *                                            1,308            10,843
Park Electrochemical Corp. *                                               1,059            28,063
Pemstar, Inc. * (a)                                                        1,847             2,457
Photon Dynamics, Inc. *                                                    1,109            33,270
Pixelworks, Inc. * (a)                                                     1,332            11,175
Planar Systems Inc. * (a)                                                    695            13,379
Research Frontiers, Inc. * (a)                                               929            13,806
Rogers Corp. *                                                             1,130            30,860
SBS Technologies, Inc. *                                                     998            12,225
Sequa Corp., Class A *                                                       311            20,336
Silicon Graphics, Inc. *                                                  13,066            38,414
Somera Communications, Inc. * (a)                                          2,085            14,887
Supertex, Inc. *                                                             329             5,797
Technitrol, Inc. * (a)                                                     2,029            47,276
Thomas & Betts Corp. *                                                     3,680            68,448
Trimble Navigation, Ltd. *                                                 1,846            28,613
Tripath Imaging, Inc. *                                                    1,774             7,752
United Industrial Corp. *                                                    964            21,063
Varian, Inc. *                                                             2,015            66,394
Viasystems Group, Inc. *                                                   2,842               199
X-Rite, Inc. *                                                             1,883            16,024
Zebra Technologies Corp., Class A *                                        1,681            81,058
Zygo Corp. *                                                               1,239             9,974
                                                                                      ------------
                                                                                         1,260,967

ENERGY - 0.15%

Covanta Energy Corp. *                                                     2,846                43
Energen Corp. *                                                            1,880            51,700
Fuelcell Energy, Inc. *                                                    2,402            24,717
Headwaters, Inc. *                                                         1,808            28,476
Proton Energy Systems, Inc. * (a)                                          2,112             6,779
                                                                                      ------------
                                                                                           111,715

FEDERAL AGRICULTURE MTG. CORP. - 0.02%

Federal Agricultural Mortgage Corp., Class C * (a)                           606            16,180
                                                                                      ------------

FINANCIAL SERVICES - 1.95%

Actrade Financial Technologies, Ltd. * (a)                                   722             7,523
Advanta Corp., Class A * (a)                                               1,706            18,527
Amcore Financial, Inc. *                                                   1,512            35,033
Annaly Mortgage Management, Inc., REIT                                     5,007            97,136
BKF Capital Group, Inc. *                                                    467            13,310
Cash America International, Inc. *                                         1,633            15,024

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
FINANCIAL SERVICES - CONTINUED

Charter Municipal Mortgage Acceptance Company, SBI                         2,600      $     46,488
Clark/Bardes, Inc. *                                                       1,238            28,276
Community Bank Systems, Inc. *                                               709            22,865
Delphi Financial Group, Inc. *                                               827            35,850
Downey Financial Corp. *                                                   1,302            61,585
DVI, Inc. *                                                                  807            15,575
Financial Federal Corp. * (a)                                                806            26,679
First Charter Corp. *                                                      2,000            36,160
First Financial Holdings, Inc. *                                           1,088            35,621
First Republic Bank *                                                        682            18,755
Firstfed Financial Corp. *                                                 1,186            34,394
Flushing Financial Corp.                                                     778            15,941
Friedman, Billings, Ramsey Group, Inc. *                                   2,093            26,644
Harbor Florida Bancshares, Inc.                                            1,548            34,350
IndyMac Bancorp, Inc. *                                                    3,899            88,429
Interactive Data Corp. *                                                   2,589            37,696
International Bancshares Corp.                                             1,312            55,419
Investors Real Estate Trust, SBI                                           2,417            25,765
J.D. Edwards & Company *                                                   6,674            81,089
Jeffries Group, Inc. * (a)                                                 1,384            58,266
Jones Lang Lasalle, Inc. *                                                 2,055            50,758
Ladenburg Thalmann Financial Services, Inc. *                                332               100
NBT Bancorp, Inc. *                                                        1,603            28,966
NCO Group, Inc. * (a)                                                      1,168            25,439
New Century Financial Corp. * (a)                                            821            28,710
Oceanfirst Financial Corp.                                                   598            14,436
Ocwen Financial Corp. *                                                    2,676            14,718
PennFed Financial Services, Inc. *                                           505            14,090
Seacoast Financial Services Corp.                                          1,725            43,246
SoundView Technology Group, Inc. *                                         3,002             5,103
Student Loan Corp. *                                                         234            19,385
SWS Group, Inc. *                                                          1,037            20,346
Thornburg Mortgage Asset Corp. *                                           2,626            51,680
Triad Guaranty, Inc. *                                                       443            19,284
UMB Financial Corp. *                                                      1,143            53,572
United Community Financial Corp. *                                         2,413            22,586
Westcorp, Inc.                                                               790            25,240
WFS Financial, Inc. *                                                        803            22,010
WSFS Financial Corp.                                                         746            19,299
                                                                                      ------------
                                                                                         1,451,368

FOOD & BEVERAGES - 1.72%

American Italian Pasta Company, Class A *                                  1,188            60,576
Bob Evans Farms, Inc. *                                                    2,350            73,978
Boston Beer, Inc. *                                                          567             9,015
Corn Products International, Inc. *                                        2,290            71,265
Dean Foods Company *                                                       5,694           212,386
Del Monte Foods Company *                                                  1,724            20,343
Dole Food, Inc.                                                            2,736            78,934
Dreyers Grand Ice Cream, Inc. *                                            1,331            91,307
Farmer Brothers Company *                                                     66            23,943
Fisher Communications, Inc. *                                                348            20,435
Fleming Companies, Inc. * (a)                                              2,778            50,421
Flowers Foods, Inc. *                                                      1,815            46,918
Hain Celestial Group, Inc. *                                               1,633            30,210
International Multifoods Corp. *                                           1,172            30,472
Interstate Bakeries Corp. *                                                1,954            56,431
J & J Snack Foods Corp. *                                                    493            22,165
Lance, Inc. *                                                              1,860            27,119
Performance Food Group Company *                                           2,823            95,587
Pilgrims Pride Corp. *                                                     1,258            17,612
Ralcorp Holdings, Inc. *                                                   2,054            64,187
Robert Mondavi Corp., Class A * (a)                                          545            18,655
Sensient Technologies Corp. * (a)                                          3,141            71,489
The J.M. Smucker Company *                                                 1,266            43,209
The Steak & Shake Company *                                                1,451            22,708
Triarc Companies, Inc., Class A *                                            948            26,165
                                                                                      ------------
                                                                                         1,285,530

FOREST PRODUCTS - 0.30%

Caraustar Industries, Inc. *                                               1,950            24,336
Louisiana Pacific Corp. *                                                  6,695            70,900
Pope & Talbot, Inc. *                                                      1,143            21,408
Rayonier, Inc. *                                                           1,751            86,027
Universal Fast Products, Inc. *                                              824            19,298
                                                                                      ------------
                                                                                           221,969

FUNERAL SERVICES - 0.06%

Stewart Enterprises, Inc., Class A *                                       6,515            41,501
                                                                                      ------------

FURNITURE & FIXTURES - 0.34%

American Woodmark Corp. *                                                    348            19,533
Furniture Brands International, Inc. *                                     3,534           106,904
Kimball International, Inc., Class B *                                     2,038            33,403
La-Z-Boy, Inc.                                                             3,087            77,854
Stanley Furniture, Inc. *                                                    496            13,268
                                                                                      ------------
                                                                                           250,962

GAS & PIPELINE UTILITIES - 1.47%

AGL Resources, Inc. * (a)                                                  3,725            86,420
American States Water Company                                                949            25,148
Atmos Energy Corp. *                                                       2,769            64,905
California Water Service Group                                             1,004            25,301
Cascade Natural Gas Corp. *                                                1,055            22,049
Middlesex Water Company                                                      787            20,674
New Jersey Resources Corp.                                                 1,838            54,864
Northwest Natural Gas Company *                                            1,696            48,760
Northwestern Corp. * (a)                                                   1,884            31,934
Nui Corp. *                                                                  990            27,225
ONEOK, Inc. *                                                              3,424            75,157
Peoples Energy Corp.                                                       2,054            74,889
Philadelphia Suburban Corp.                                                3,724            75,225
Piedmont Natural Gas, Inc.                                                 2,009            74,293
Semco Energy, Inc. (a)                                                     1,900            17,195
South Jersey Industries, Inc.                                                801            27,034
Southern Union Company *                                                   2,289            38,913
Southwest Gas Corp. *                                                      1,979            48,980
Southwestern Energy Company *                                              1,936            29,408
The Laclede Group, Inc. *                                                  1,162            27,284
Transmontaigne, Inc. *                                                     1,634             9,886
UGI Corp.                                                                  1,628            51,998
Western Gas Resources, Inc. *                                              1,390            51,986
WGL Holdings, Inc.                                                         3,274            84,797
                                                                                      ------------
                                                                                         1,094,325

HEALTHCARE PRODUCTS - 0.45%

Advanced Neuromodulation Systems, Inc. *                                     492            15,006
Apria Healthcare Group, Inc. *                                             2,662            59,629
Arthrocare Corp. *                                                         1,508            19,393
Aspect Medical Systems, Inc. *                                             1,296             4,925
Bruker Daltonics, Inc. * (a)                                               3,123            12,336
Conceptus, Inc. *                                                            781            12,879
Diagnostic Products Corp. *                                                1,420            52,540
Esperion Therapeutics, Inc. *                                              1,899            10,312
INAMED Corp. *                                                               967            25,838
STERIS Corp. *                                                             4,251            81,237
Thoratec Labs Corp. *                                                      2,345            21,081
Zoll Medical Corp. *                                                         669            21,762
                                                                                      ------------
                                                                                           336,938

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
HEALTHCARE SERVICES - 0.32%

Accredo Health, Inc. *                                                     1,923      $     88,727
CorVel Corp. *                                                               539            18,055
DIANON Systems, Inc. *                                                       538            28,740
Eclipsys Corp. *                                                           2,725            17,873
IMPATH, Inc. * (a)                                                         1,119            20,086
National Healthcare Corp. *                                                  903            19,189
Pediatrix Medical Group, Inc. *                                            1,408            35,200
Select Medical Corp. *                                                       850            13,311
                                                                                      ------------
                                                                                           241,181

HOLDINGS COMPANIES/CONGLOMERATES - 0.07%

Horace Mann Educators Corp. *                                              2,658            49,625
                                                                                      ------------

HOMEBUILDERS - 0.71%

Beazer Homes USA, Inc. * (a)                                                 516            41,280
Champion Enterprises, Inc. * (a)                                           3,248            18,254
Hovnanian Enterprises, Inc., Class A * (a)                                   902            32,364
M.D.C. Holdings, Inc. (a)                                                  1,089            56,628
Meritage Corp. *                                                             360            16,434
NVR, Inc. *                                                                  391           126,293
Palm Harbor Homes, Inc. * (a)                                              1,202            23,870
Ryland Group, Inc. *                                                       1,710            85,072
Schottenstein Homes, Inc.                                                    572            21,553
Toll Brothers, Inc. *                                                      2,672            78,290
Walter Industries, Inc. *                                                  2,163            28,876
                                                                                      ------------
                                                                                           528,914

HOTELS & RESTAURANTS - 1.88%

AFC Enterprises, Inc. *                                                      633            19,781
Alliance Gaming Corp. *                                                    1,932            24,111
Applebees International, Inc.                                              3,169            72,728
Argosy Gaming Corp. *                                                      1,448            41,123
Aztar Corp. *                                                              2,202            45,802
Boca Resorts, Inc., Class A *                                              1,907            25,268
Boyd Gaming Corp. * (a)                                                    2,103            30,283
Buca, Inc. * (a)                                                             835            15,907
California Pizza Kitchen, Inc. * (a)                                       1,070            26,536
CBRL Group, Inc. *                                                         3,549           108,315
CEC Entertainment, Inc. *                                                  1,776            73,349
Choice Hotels, Inc. *                                                      2,204            44,102
Dover Downs Gaming & Entertainment, Inc.                                     744             9,523
Hollywood Casino Corp. *                                                     602             6,502
IHOP Corp. *                                                               1,252            36,871
Isle of Capri Casinos, Inc. *                                              1,326            26,851
Jack In the Box, Inc. *                                                    2,378            75,620
La Quinta Corp. *                                                          8,500            61,625
Landry's Restaurants, Inc. *                                                 942            24,030
Lone Star Steakhouse & Saloon, Inc.                                        1,210            28,544
Luby's Cafeterias, Inc. *                                                  1,995            13,127
Magna Entertainment Corp., Class A *                                       1,818            12,708
Marcus Corp. *                                                             1,396            23,243
Mtr Gaming Group, Inc. *                                                   1,493            24,933
O'Charley's, Inc. *                                                        1,147            29,019
P.F. Chang's China Bistro, Inc. *                                          1,104            34,688
Panera Bread Company, Class A *                                            1,238            42,674
Papa Johns International, Inc. * (a)                                       1,087            36,295
RARE Hospitality International, Inc. *                                     1,504            40,488
Ruby Tuesday, Inc. *                                                       4,142            80,355
Ryan's Family Steak Houses, Inc. *                                         3,051            40,304
Shuffle Master, Inc. * (a)                                                 1,191            21,879
Sonic Corp. *                                                              2,075            65,176
Station Casinos, Inc. * (a)                                                2,254            40,234
The Cheesecake Factory, Inc. *                                             2,393            84,904
Wyndham International, Inc., Class A *                                    13,599            15,775
                                                                                      ------------
                                                                                         1,402,673

HOUSEHOLD APPLIANCES - 0.45%

Bassett Furniture Industries, Inc. *                                         639            12,460
Blyth Industries, Inc.                                                     2,087            65,156
Foamex International, Inc. *                                               1,552            17,243
KB HOME *                                                                  2,613           134,596
Libbey, Inc. *                                                             1,023            34,884
Mission West Properties, Inc. *                                            1,511            18,419
National Presto Industries Inc.                                              317            10,144
The Toro Company *                                                           729            41,436
                                                                                      ------------
                                                                                           334,338

HOUSEHOLD PRODUCTS - 0.65%

Applica, Inc. *                                                            1,101            13,652
Bel Fuse, Inc., Class B *                                                    619            16,744
Boyds Collection, Ltd. *                                                   4,014            25,248
Church & Dwight, Inc. *                                                    2,396            75,067
Dial Corp. *                                                               6,204           124,204
Harman International Industries, Inc. *                                    2,045           100,716
Martha Stewart Living Omnimedia, Inc., Class A * (a)                         531             6,091
Playtex Products, Inc. *                                                   1,690            21,885
Topps, Inc. *                                                              2,545            25,603
Tupperware Corp. *                                                         3,494            72,640
                                                                                      ------------
                                                                                           481,850

INDUSTRIAL MACHINERY - 1.76%

AGCO Corp. *                                                               4,373            85,273
Albany International Corp., Class A                                          973            26,183
AptarGroup, Inc. *                                                         2,115            65,036
Briggs & Stratton Corp.                                                    1,390            53,293
Circor International, Inc. *                                                 741            12,708
Cognex Corp. *                                                             2,162            43,348
Donaldson Company, Inc.                                                    2,501            87,635
Energy Conversion Devices, Inc. *                                          1,137            17,840
Flow International Corp. *                                                   760             5,122
Flowserve Corp. *                                                          2,892            86,182
Gardner Denver, Inc. *                                                     1,050            21,000
Gorman Rupp Company *                                                        589            18,554
Graco, Inc.                                                                2,997            75,345
IDEX Corp. *                                                               1,981            66,363
Kadant, Inc. *                                                               948            15,642
Kaydon Corp. *                                                             1,867            44,080
Kennametal, Inc. *                                                         1,980            72,468
Lindsay Manufacturing Company *                                              832            19,261
Manitowoc, Inc. * (a)                                                      1,655            58,736
Milacron, Inc. *                                                           1,099            11,155
Mueller Industry, Inc. *                                                   1,950            61,913
NACCO  Industries, Inc., Class A                                             485            28,179
Osmonics, Inc. *                                                             937            14,898
Presstek, Inc. *                                                           2,512            10,048
Quixote Corp. *                                                              503             8,526
Roanoke Electric Steel Corp. *                                               895            13,819
Robbins & Myers, Inc. *                                                      520            13,650
Semitool, Inc. *                                                           1,315            10,730
Stewart & Stevenson Services, Inc. *                                       1,711            30,353
Tecumseh Products Company, Class A *                                       1,012            53,717
Tennant Company *                                                            654            25,898
Tredegar Industries, Inc. *                                                1,101            26,589
Triumph Group, Inc. * (a)                                                  1,123            50,086
U.S. Industries, Inc. *                                                    4,181            14,424
UNOVA, Inc. *                                                              3,370            21,871
Valmont Industries, Inc.                                                   1,001            20,350
Watts Industries, Inc., Class A *                                            994            19,731
                                                                                      ------------
                                                                                         1,310,006

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
INDUSTRIALS - 0.08%

Brooks-Pri Automation, Inc. *                                              2,184      $     55,823
Terremark Worldwide, Inc. *                                               24,858             6,215
                                                                                      ------------
                                                                                            62,038

INSURANCE - 1.93%

Alfa Corp.                                                                 5,068            59,296
American Physicians Capital Inc. *                                           732            13,512
Amerus Group Company * (a)                                                 2,496            92,602
Argonaut Group, Inc. * (a)                                                 1,584            33,929
Baldwin & Lyons, Inc., Class B *                                             642            14,657
Brown & Brown, Inc. * (a)                                                  2,980            93,870
CenturyBusiness Services, Inc. *                                           4,693            15,294
Citizens, Inc. Class A *                                                   1,705            22,131
CNA Surety Corp. *                                                         1,234            17,955
Commerce Group, Inc.                                                       1,580            62,489
Crawford & Company, Class B *                                              2,515            20,372
FBL Financial Group, Inc., Class A *                                         959            21,242
First American Financial Corp.                                             4,385           100,855
Fremont General Corp. * (a)                                                3,966            16,578
Harleysville Group, Inc. *                                                 2,039            56,521
Hilb, Rogal and Hamilton Company                                           1,882            85,160
Kansas City Life Insurance Company *                                         491            18,987
Landamerica Financial Group, Inc. *                                        1,175            37,012
Liberty Corp. *                                                            1,064            42,400
Midland Company                                                              293            14,788
National Western Life Insurance Company, Class A *                           150            17,243
Ohio Casualty Corp. *                                                      3,624            75,742
Philadelphia Consolidated Holding Corp. * (a)                                786            35,637
PICO Holdings, Inc. *                                                        963            15,957
PMA Capital Corp., Class A *                                               1,032            21,827
Presidential Life Corp. *                                                  1,356            27,486
Proassurance Corp. *                                                       1,651            29,058
SCPIE Holdings, Inc. *                                                       887             5,393
Selective Insurance Group, Inc. *                                          1,667            47,226
Stancorp Financial Group, Inc. *                                           1,887           104,728
State Auto Financial Corp. *                                                 915            15,006
Stewart Information Services Corp. *                                         748            15,371
UICI *                                                                     2,526            51,025
United Fire & Casualty Company *                                             455            17,190
Universal American Financial Corp. *                                       3,507            23,532
Vesta Insurance Group, Inc. *                                              2,441            10,447
W.R. Berkley Corp. *                                                       1,348            74,140
Zenith National Insurance Corp. *                                            478            15,224
                                                                                      ------------
                                                                                         1,441,882

INTERNATIONAL OIL - 0.02%

Trico Marine Services, Inc. *                                              2,216            15,047
                                                                                      ------------

INTERNET CONTENT - 0.17%

Alloy, Inc. * (a)                                                          1,006            14,527
InfoSpace, Inc. *                                                         15,435             6,328
Internet Capital Group, Inc. * (a)                                        14,139             3,817
ITXC Corp. *                                                               2,190            11,410
Multex.com, Inc. *                                                         1,907             7,781
Overture Service, Inc. *                                                   1,422            35,522
ProQuest Company *                                                           871            30,920
Safeguard Scientifics, Inc. *                                              6,870            13,740
                                                                                      ------------
                                                                                           124,045

INTERNET RETAIL - 0.08%

Freemarkets, Inc. * (a)                                                    1,938            27,384
Priceline.com, Inc. * (a)                                                  7,142            19,926
Stamps.com, Inc. *                                                         3,522            15,603
                                                                                      ------------
                                                                                            62,913

INTERNET SERVICE PROVIDER - 0.04%

Internap Network Services Corp. * (a)                                     11,094             2,552
Register.com, Inc. *                                                       1,879            14,318
Starmedia Network, Inc. *                                                  1,638                65
TriZetto Group, Inc. *                                                     1,396            11,936
                                                                                      ------------
                                                                                            28,871

INTERNET SOFTWARE - 0.40%

Agile Software Corp. *                                                     2,343            17,034
Akamai Technologies, Inc. * (a)                                            5,615             7,299
Art Technology Group, Inc. *                                               3,657             3,694
Centillium Communications, Inc. *                                          1,810            15,783
Chordiant Software, Inc. *                                                 1,811             3,531
Clarent Corp. * (a)                                                        1,351                81
Digex, Inc., Class A *                                                     2,362               520
E.piphany, Inc. *                                                          4,164            18,280
Espeed, Inc., Class A *                                                    1,104            12,045
F5 Networks, Inc. *                                                        1,369            13,389
Genuity Inc., Class A * (a)                                                  640             2,432
Inktomi Corp. *                                                            7,729             6,801
Keynote Systems, Inc. *                                                    2,073            15,174
Liberate Technologies, Inc. *                                              7,453            19,668
Macromedia, Inc. *                                                         3,855            34,194
PC-Tel, Inc. *                                                             1,085             7,344
Portal Software, Inc. *                                                    7,188             5,391
S1 Corp. *                                                                 4,077            30,129
Sonicblue, Inc. * (a)                                                      5,912             6,089
Stellent, Inc. *                                                           1,116             5,022
Verity, Inc. *                                                             1,908            21,160
Vitria Technology, Inc. *                                                  5,000             4,800
Watchguard Technologies, Inc. *                                            2,248            11,555
WebEx Communications, Inc. * (a)                                           1,364            21,688
WebMethods, Inc. *                                                         1,804            17,860
                                                                                      ------------
                                                                                           300,963

INVESTMENT COMPANIES - 0.31%

Affiliated Managers Group, Inc. * (a)                                      1,394            85,731
American Capital Strategies, Ltd. *                                        2,052            56,369
Gabelli Asset Management, Inc., Class A * (a)                                330            12,045
Medallion Financial Corp. *                                                1,439             7,598
Raymond James Financial, Inc. *                                            2,428            69,125
                                                                                      ------------
                                                                                           230,868

LEASE RENTAL OBLIGATIONS - 0.04%

Rent-A-Center, Inc. *                                                        473            27,439
                                                                                      ------------

LEISURE TIME - 0.97%

4Kids Entertainment, Inc. * (a)                                              715            14,800
Action Performance Companies, Inc. * (a)                                     967            30,557
Ambassadors International, Inc. *                                            377             3,793
AMC Entertainment, Inc. *                                                  1,570            22,294
Arctic Cat, Inc. *                                                           997            17,337
Bally Total Fitness Holding Corp. * (a)                                    1,938            36,260
Championship Auto Racing Team, Inc. *                                        848             8,353
Concord Camera Corp. *                                                     2,031            10,360
Dover Motorsports, Inc.                                                    1,883            10,733
Gaylord Entertainment Company *                                            1,563            34,464
Handleman Company *                                                        1,759            25,505
Hollywood Entertainment Corp. *                                            3,138            64,894
K2, Inc. *                                                                 1,303            13,356
Movie Gallery, Inc. *                                                        912            19,261
Navigant International Inc. *                                              1,048            16,213
Parkervision, Inc. * (a)                                                     614            11,776
Penn National Gaming, Inc. *                                               1,488            27,007
Pinnacle Entertainment, Inc. *                                             1,992            21,175
Polaris Industries, Inc.                                                   1,456            94,640

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
LEISURE TIME - CONTINUED

Scientific Games Corp., Class A *                                            905      $      7,186
SCP Pool Corp. *                                                           1,309            36,338
Speedway Motorsports, Inc. * (a)                                             968            24,616
Sturm Ruger & Company, Inc. *                                              1,513            21,409
The Nautilus Group, Inc. * (a)                                             1,956            59,854
THQ, Inc. * (a)                                                            2,213            65,992
Vail Resorts, Inc. * (a)                                                     520             8,892
WMS Industries, Inc. *                                                     1,333            16,329
                                                                                      ------------
                                                                                           723,394

LIFE SCIENCES - 0.09%

Acacia Research Corp. *                                                    1,254             8,903
Incyte Pharmacuticals, Inc. *                                              4,462            32,439
Symyx Technologies, Inc. *                                                 1,766            24,583
                                                                                      ------------
                                                                                            65,925

MANUFACTURING - 0.62%

Acuity Brands, Inc. *                                                      2,765            50,323
Armor Holdings, Inc. *                                                     1,461            37,255
CoorsTek, Inc. *                                                             526            16,259
Cuno, Inc. *                                                               1,079            39,038
Esco Technologies, Inc. *                                                    669            23,415
Hexcel Corp. *                                                             2,561            11,140
Lancaster Colony Corp. *                                                   1,859            66,292
Lydall, Inc. *                                                             1,103            16,821
Mathews International Corp., Class A *                                     2,099            49,012
Mine Safety Appliances Company                                               595            23,800
National Service Industries, Inc.                                          1,090             9,810
Nordson Corp. *                                                            1,590            39,209
York International Corp. *                                                 2,457            83,022
                                                                                      ------------
                                                                                           465,396

MEDICAL-HOSPITALS - 0.28%

American Medical Systems Holdings, Inc. * (a)                              2,078            41,685
ICU Medical, Inc. *                                                          479            14,801
Indevus Pharmaceuticals, Inc. *                                            4,738             5,496
Novavax, Inc. *                                                            1,228             5,158
Per-Se Technologies, Inc. *                                                2,088            19,208
Possis Medical, Inc. *                                                     1,104            13,633
Province Healthcare Company * (a)                                          3,117            69,696
PSS World Medical, Inc. *                                                  5,115            41,431
                                                                                      ------------
                                                                                           211,108

METAL & METAL PRODUCTS - 0.22%

Commercial Metals Company *                                                  846            39,711
Lawson Products, Inc. *                                                      416            12,817
Quanex Corp. *                                                               934            40,816
Timken Company *                                                           3,174            70,875
                                                                                      ------------
                                                                                           164,219

MINING - 0.37%

Brush Wellman, Inc. *                                                      1,435            17,794
Century Aluminum Company *                                                 1,076            16,022
Cleveland-Cliffs, Inc. *                                                     698            19,265
Kaiser Aluminum Corp. * (a)                                                1,502               150
Lincoln Electric Holding, Inc. *                                           2,046            55,037
Oregon Steel Mills, Inc. *                                                 2,328            13,968
Penn Virginia Corp. *                                                        478            18,632
RTI International Metals, Inc. *                                           1,444            17,545
Southern Peru Copper Corp.                                                 1,236            18,528
Stillwater Mining Company *                                                2,697            43,907
USEC, Inc. *                                                               5,955            52,404
                                                                                      ------------
                                                                                           273,252

MOBILE HOMES - 0.12%

Coachmen Industries, Inc. *                                                  978            14,181
Fleetwood Enterprises, Inc. * (a)                                          2,473            21,515
Skyline Corp. *                                                              474            15,642
Winnebago Industries, Inc. *                                                 891            39,204
                                                                                      ------------
                                                                                            90,542

NEWSPAPERS - 0.18%

Journal Register Company *                                                 1,705            34,270
Lee Enterprises, Inc. *                                                    2,862           100,170
                                                                                      ------------
                                                                                           134,440

OFFICE FURNISHINGS & SUPPLIES - 0.31%

Ikon Office Solutions, Inc. *                                              9,178            86,273
Office Max, Inc. *                                                         7,712            45,424
The Standard Register Company *                                            1,026            35,079
United Stationers, Inc. *                                                  2,062            62,685
                                                                                      ------------
                                                                                           229,461

PAPER - 0.34%

Buckeye Technologies, Inc. *                                               1,781            17,454
Caseys General Stores, Inc. *                                              2,653            31,942
Chesapeake Corp. *                                                           972            25,593
Deltic Timber Corp. *                                                        780            26,894
Ivex Packaging Corp. *                                                     1,199            27,301
P.H. Glatfelter Company *                                                    632            11,882
Potlatch Corp. *                                                           1,793            60,998
Rock-Tenn Company, Class A *                                                 652            11,964
Wausau-Mosinee Paper Corp. *                                               3,087            37,198
                                                                                      ------------
                                                                                           251,226

PETROLEUM SERVICES - 0.56%

Atwood Oceanics, Inc. *                                                      650            24,375
Cal Dive International, Inc. *                                             2,252            49,544
Gulfmark Offshore, Inc. *                                                    421            17,434
Horizon Offshore, Inc. *                                                     767             6,473
Input/Output, Inc. *                                                       3,449            31,041
Lone Star Technologies, Inc. * (a)                                         1,764            40,396
Newpark Resources, Inc. * (a)                                              4,425            32,524
Oceaneering International, Inc. *                                          1,548            41,796
Pure Resources, Inc. *                                                       787            16,370
SEACOR SMIT, Inc. *                                                        1,110            52,558
Seitel, Inc. * (a)                                                         1,901             1,901
Superior Energy Services, Inc. *                                           3,583            36,367
Tesoro Petroleum Corp. *                                                   3,132            24,273
Universal Compression Holdings, Inc. * (a)                                   766            18,376
Veritas DGC, Inc. * (a)                                                    2,158            27,191
                                                                                      ------------
                                                                                           420,619

PHARMACEUTICALS - 0.45%

aaiPharma, Inc. * (a)                                                        743            16,703
Alexion Pharmaceuticals, Inc. * (a)                                        1,111            16,832
Array BioPharma, Inc. *                                                    1,235            11,905
Connetics Corp. * (a)                                                      2,331            30,114
Cubist Pharmaceuticals, Inc. * (a)                                         1,775            16,703
First Horizon Pharmaceutical Corp. *                                         846            17,504
Guilford Pharmaceuticals, Inc. *                                           2,301            17,349
Isis Pharmaceuticals, Inc. * (a)                                           2,905            27,627
Ligand Pharmaceuticals, Inc., Class B *                                    2,955            42,847
Nabi Biopharmaceuticals *                                                  2,368            12,714
Noven Pharmaceuticals, Inc. *                                              1,425            36,337
NPS Pharmaceuticals, Inc. *                                                1,820            27,882
Pain Therapeutics, Inc. *                                                  1,372            11,470
Progenics Pharmaceuticals, Inc. *                                            766             9,414
Regeneron Pharmaceuticals, Inc. * (a)                                      1,923            27,903
Triangle Pharmaceuticals, Inc. * (a)                                       3,415             9,255
ViroPharma, Inc. * (a)                                                     2,178             3,115
                                                                                      ------------
                                                                                           335,674

PHOTOGRAPHY - 0.02%

CPI Corp. *                                                                  842            16,411
Metromedia International Group, Inc. *                                    17,483             1,224

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
PHOTOGRAPHY - CONTINUED

Polaroid Corp. *                                                           1,525      $         38
                                                                                      ------------
                                                                                            17,673

PLASTICS - 0.04%

Spartech Corp. *                                                             978            26,631
                                                                                      ------------

POLLUTION CONTROL - 0.10%

Stericycle, Inc. * (a)                                                     2,066            73,157
                                                                                      ------------

PUBLISHING - 0.50%

American Greetings Corp., Class A * (a)                                    4,011            66,823
Consolidated Graphics,  Inc. *                                               803            15,257
John H. Harland Company *                                                  1,941            54,736
John Wiley & Son, Class A                                                  2,929            70,237
Mail-Well Holdings, Inc. *                                                 2,454            12,761
Media General, Inc., Class A                                                 790            47,400
Playboy Enterprises, Inc., Class B *                                       1,033            13,171
Pulitzer, Inc.                                                               536            27,818
Scholastic Corp. *                                                         1,784            67,614
                                                                                      ------------
                                                                                           375,817

RAILROADS & EQUIPMENT - 0.22%

Florida East Coast Indiana, Inc. *                                         1,568            39,670
J.B. Hunt Transport Services, Inc. *                                         995            29,372
Kansas City Southern Industries, Inc. *                                    3,977            67,609
Wabtec Corp. *                                                             1,838            26,192
                                                                                      ------------
                                                                                           162,843

REAL ESTATE - 4.97%

Aaron Rents, Inc., Class B *                                               1,042            24,956
Acadia Realty Trust, REIT                                                  3,153            25,697
Alexandria Real Estate Equities, Inc., REIT                                1,049            51,758
Amli Residential Properties Trust, SBI *                                     765            19,890
Anthracite Capital, Inc., REIT *                                           2,162            28,646
Associated Estates Realty Corp., REIT *                                    1,186            12,572
Avatar Holdings, Inc. *                                                      467            13,095
Bedford Property Investments, Inc. *                                         896            24,282
Boykin Lodging Company, REIT *                                             1,845            20,166
Brandywine Realty Trust, REIT *                                            1,731            44,833
BRE Properties, Inc., REIT                                                 3,035            94,419
Camden Property Trust, REIT                                                2,315            85,724
Capital Automotive, REIT                                                   1,115            26,604
Capstead Mortage Corp., REIT (a)                                             855            19,238
CBL & Associates Properties, Inc., REIT                                    1,331            53,905
CenterPoint Properties Trust *                                             1,479            85,797
Chateau Communities, Inc., REIT                                            1,420            43,452
Chelsea Property Group, Inc., REIT                                         1,900            63,555
Colonial Properties Trust SBI (a)                                          1,062            41,365
Commercial Net Lease Realty, REIT * (a)                                    1,936            30,976
Cornerstone Realty Income Trust, Inc., REIT *                              3,188            36,024
Corrections Corp. of America *                                             2,050            35,465
Cousins Properties, Inc., REIT *                                           2,347            58,112
Crown American Realty Trust, REIT (a)                                      1,427            13,414
Developers Diversified Realty, REIT                                        3,628            81,630
EastGroup Properties, Inc., REIT                                           1,144            29,286
Entertainment Properties Trust, REIT                                         999            24,625
Equity Inns, Inc., REIT                                                    3,139            25,269
Essex Property Trust, REIT                                                   959            52,457
Federal Realty Investment Trust, REIT *                                    2,416            66,947
Felcor Lodging Trust, Inc., REIT                                           2,004            36,773
First Industrial Realty Trust, Inc. *                                      2,573            84,523
Gables Residential Trust, REIT *                                           1,647            52,589
Getty Realty Corp., REIT *                                                   812            16,443
Glenborough Realty Trust, Inc. *                                           1,300            30,810
Glimcher Realty Trust *                                                    1,505            27,843
Great Lakes Reit, Inc.                                                       910            17,272
Health Care REIT, Inc. *                                                   2,202            65,950
Healthcare Realty Trust                                                    2,667            85,344
Highwoods Properties, Inc. *                                               3,455            89,830
Home Properties of New York, Inc. *                                        1,248            47,349
HRPT Properties Trust, REIT *                                              8,450            74,782
Innkeepers USA Trust, REIT                                                 1,820            17,436
Insignia Financial Group, Inc. *                                           1,343            13,054
IRT Property Company *                                                     1,799            22,919
JDN Realty Corp. *                                                         1,798            22,475
JP Realty, Inc., REIT *                                                      863            22,999
Kilroy Realty Corp., REIT                                                  1,692            45,261
Koger Equity, Inc. *                                                       1,866            36,014
Kramont Realty Trust, REIT *                                               1,483            23,713
LaSalle Hotel Properties, REIT *                                           1,139            17,939
Lexington Corporate Property Trust, REIT                                   1,528            25,212
LNR Property Corp. *                                                       1,451            50,059
Manufactured Home Communities, Inc.                                          957            33,591
MeriStar Hospitality Corp., REIT *                                         2,682            40,900
Mid-America Apartment Communities, Inc. *                                    889            23,781
Mid-Atlantic Realty Trust, SBI *                                             868            15,277
National Health Investments, Inc., REIT                                    1,683            26,928
Nationwide Health Properties, Inc., REIT *                                 3,244            60,825
Pan Pacific Retail Properties, Inc., REIT                                  1,452            49,629
Parkway Properties, Inc. * (a)                                               651            23,683
Pennsylvania Real Estate Investment SBI *                                    914            24,779
Pinnacle Holdings, Inc., REIT *                                            1,928                19
Post Properties, Inc., REIT *                                              2,441            73,621
Prentiss Properties Trust, REIT                                            2,047            64,992
PS Business Parks, Inc., REIT *                                              815            28,484
Realty Income Corp.                                                        2,190            80,855
Reckson Associates Realty Corp., REIT *                                    2,336            58,166
Redwood Trust, Inc.                                                          471            14,837
Regency Centers Corp., REIT                                                1,608            47,677
RFS Hotel Invs, Inc.                                                       1,704            23,072
Saul Centers, Inc. *                                                         720            18,648
Senior Housing Properties Trust, SBI                                       1,684            26,439
Shurgard Storage Centers, Inc., Class A                                    2,137            74,154
SL Green Realty Corp., REIT *                                              1,667            59,429
Sovran Self Storage, Inc. *                                                  873            29,830
Summit Properties, Inc.                                                    1,716            40,069
Sun Communities, Inc., REIT                                                  955            39,871
Taubman Centers, Inc., REIT *                                              2,167            33,047
The Macerich Company, REIT *                                               1,920            59,520
The Mills Corp., REIT                                                      1,295            40,145
Town & Country Trust SBI * (a)                                               903            20,227
Trammell Crow Company *                                                    1,552            22,426
United Dominion Realty Trust, Inc., REIT                                   6,892           108,549
United States Restaurant Properties, Inc. *                                1,687            27,954
Universal Health Realty Income Trust                                         716            18,902
Ventas, Inc., REIT                                                         4,240            54,060
Washington REIT,  REIT                                                     2,571            74,302
Weingarten Realty Investors, REIT                                          2,586            91,544
Winston Hotels, Inc., REIT *                                               1,906            18,603
                                                                                      ------------
                                                                                         3,709,583

RETAIL GROCERY - 0.24%

7 Eleven, Inc. *                                                           1,741            14,015
Ingles Markets, Inc. *                                                     1,187            15,051
Nash-Finch Company *                                                         850            27,166
Pathmark Stores, Inc. *                                                    2,033            38,241
Ruddick Corp. *                                                            2,117            35,904
Smart & Final, Inc. *                                                      1,177             9,181
Spartan Stores Inc. *                                                      1,948             5,980

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
RETAIL GROCERY - CONTINUED

The Great Atlantic & Pacific Tea Company, Inc. *                           1,239      $     23,157
United Natural Foods, Inc. *                                                 618            12,051
                                                                                      ------------
                                                                                           180,746

RETAIL TRADE - 3.16%

99 Cents Only Stores *                                                     2,142            54,942
Ann Taylor Stores Corp. *                                                  2,415            61,317
Buckle, Inc. *                                                               562            13,853
Building Materials Holding Corp. *                                         1,132            16,267
Burlington Coat Factory Warehouse Corp. *                                  1,234            26,223
Cato Corp., Class A                                                        1,082            24,129
Charlotte Russe Holding, Inc. *                                            1,511            33,741
Charming Shoppes, Inc. *                                                   7,020            60,653
Chico's FAS, Inc. * (a)                                                    2,193            79,650
Childrens Place Retail Stores, Inc. * (a)                                    696            18,445
Christopher & Banks Corp. *                                                1,470            62,181
Circuit City Stores, Inc. * (a)                                            2,385            51,635
Claire's Stores, Inc.                                                      2,969            67,990
Cole National Corp. Class A *                                                800            15,200
Cost Plus, Inc. * (a)                                                      1,408            42,886
Daisytek International Corp. * (a)                                         1,142            19,368
Delias Corp. *                                                             2,110            10,761
Dillard's, Inc., Class A *                                                 4,021           105,712
Electronics Boutique Holdings Corp. * (a)                                    592            17,346
Factory 2-U Stores, Inc. *                                                   992            13,739
Footstar, Inc. *                                                           1,381            33,793
Fossil, Inc. *                                                             1,243            25,556
Fred's, Inc., Class A                                                      1,158            42,591
Friedmans, Inc., Class A                                                   1,264            16,431
Genesco, Inc. * (a)                                                        1,454            35,405
Group 1 Automotive, Inc. *                                                   974            37,158
Guitar Center, Inc. *                                                      1,066            19,774
Hancock Fabrics, Inc.                                                      1,159            21,534
Haverty Furniture Companies, Inc. *                                        1,023            20,204
Hibbett Sporting Goods, Inc. *                                               552            14,021
Hot Topic, Inc. * (a)                                                      1,742            46,529
Intertan, Inc. *                                                           1,608            17,929
J Jill Group Inc. *                                                          727            27,590
Linens'n Things, Inc. *                                                    2,310            75,791
Longs Drug Stores Corp. *                                                  2,105            59,550
Michael's Stores, Inc. *                                                   4,272           166,608
MSC Industrial Direct Company, Inc., Class A *                             2,598            50,661
Pep Boys-Manny, Moe & Jack *                                               2,889            48,680
Petsmart, Inc. *                                                           6,340           101,694
Pier 1 Imports, Inc.                                                       6,039           126,819
Pricesmart, Inc. *                                                           368            14,186
School Specialty, Inc. * (a)                                               1,046            27,782
Shopko Stores, Inc. * (a)                                                  1,889            38,158
Stein Mart, Inc. *                                                         1,748            20,749
Steven Madden, Ltd. *                                                        830            16,458
The Dress Barn, Inc. *                                                     2,032            31,435
The Mens Wearhouse, Inc. * (a)                                             2,211            56,381
The Wet Seal, Inc., Class A *                                              1,501            36,474
The Yankee Candle, Inc. *                                                  1,064            28,824
Too, Inc. *                                                                2,077            63,972
Transport World Entertainment Corp. * (a)                                  1,756            10,237
Tuesday Morning Corp. *                                                      759            14,087
Tweeter Home Entertainment Group, Inc. * (a)                               1,398            22,843
Ultimate Electronics, Inc. *                                                 553            14,328
Unifirst Corp. *                                                             643            16,268
Urban Outfitters, Inc. *                                                     398            13,819
Valuevision International, Inc., Class A *                                 1,516            27,515
Wild Oats Markets, Inc. * (a)                                              1,532            24,665
Wilsons Leather Experts, Inc. * (a)                                        1,108            15,512
Zale Corp. *                                                               2,126            77,067
                                                                                      ------------
                                                                                         2,355,116

SANITARY SERVICES - 0.13%

Casella Waste Systems, Inc., Class A *                                     1,285            15,433
Ionics, Inc. *                                                             1,169            28,348
Waste Connections, Inc. * (a)                                              1,777            55,514
                                                                                      ------------
                                                                                            99,295

SEMICONDUCTORS - 1.76%

Actel Corp. *,                                                             1,600            33,632
Advanced Energy Industries, Inc. *                                         1,221            27,082
Alliance Semiconductor Corp. *                                             2,027            14,392
American Superconductor Corp. * (a)                                        1,830             9,992
Asyst Technologies, Inc. * (a)                                             2,493            50,733
ATMI, Inc. * (a)                                                           1,832            40,982
AXT, Inc. *,                                                               1,560            12,449
Caliper Technologies Corp. * (a)                                           1,620            13,527
ChipPac, Inc., Class A * (a)                                               2,620            16,192
Credence Systems Corp. *                                                   3,669            65,198
Cymer, Inc. *                                                              1,953            68,433
Electroglas, Inc. * (a)                                                    1,449            14,490
Emcore Corp. *                                                             1,951            11,706
ESS Technology, Inc. * (a)                                                 2,150            37,711
Exar Corp. *                                                               2,288            45,119
GlobespanVirata, Inc. *                                                    6,797            26,304
Integrated Silicon Solution, Inc. *                                        1,853            16,529
Intergrated Electrical Services, Inc. *                                    2,442            15,262
Intersil Corp., Class A *                                                  1,926            41,178
JNI Corp. *                                                                1,465             5,128
Kopin Corp. *                                                              4,810            31,746
Kulicke & Soffa Industries, Inc. *                                         3,315            41,073
LTX Corp. * (a)                                                            3,083            44,025
Mattson Technology, Inc. * (a)                                             2,570            11,873
MEMC Electronic Materials, Inc. * (a)                                      2,986            14,631
Microsemi Corp. *                                                          1,869            12,335
MIPS Technologies, Inc., Class A * (a)                                     3,130            19,312
MKS Instruments, Inc. *                                                    1,368            27,456
Oak Technology, Inc. *                                                     3,070            13,907
ON Semiconductor Corp. *                                                   1,553             3,199
Pericom Semiconductor Corp. *                                              1,610            18,660
Phoenix Technology, Ltd. *                                                 1,812            18,120
Photronics, Inc. *                                                         1,740            32,956
Pioneer Standard Electronics, Inc. * (a)                                   2,108            21,902
PLX Technology, Inc. *                                                     1,369             5,818
Power Integrations, Inc. *                                                 1,790            32,039
Rambus, Inc. * (a)                                                         5,913            24,184
Rudolph Technologies, Inc. *                                                 656            16,354
Silicon Image, Inc. *                                                      4,039            24,719
Silicon Laboratories, Inc. * (a)                                             637            17,237
Siliconix, Inc. *                                                            501            13,878
Sipex Corp. *                                                              1,842             9,006
Skyworks Solutions, Inc. *                                                 3,020            16,761
Therma-Wave, Inc. *                                                        1,314            14,966
Three-Five Systems, Inc. * (a)                                             1,349            15,379
TranSwitch Corp. *                                                         5,439             3,481
Trikon Technologies, Inc. *                                                  878             7,893
Triquint Semiconductor, Inc. *                                             8,255            52,915
Ultratech Stepper, Inc. *                                                  1,286            20,820
Varian Semiconductor Equipment, Inc. *                                     2,015            68,369
Veeco Instruments, Inc. * (a)                                              1,884            43,539
Xicor, Inc. *                                                              1,664             6,723
Zoran Corp. *                                                              1,828            41,879
                                                                                      ------------
                                                                                         1,313,194

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
SOFTWARE - 2.01%

Acclaim Entertainment, Inc. *                                              4,218      $     14,890
Activision, Inc. *                                                         2,296            66,722
Actuate Corp. *                                                            3,326            14,967
Allscripts Heathcare Solution, Inc. * (a)                                  2,695            10,079
ANSYS, Inc. *                                                              1,088            21,869
Aremissoft Corp. *                                                           677               176
Ascential Software Corp. *                                                15,673            43,728
AsiaInfo Holdings, Inc. * (a)                                              2,003            26,540
Aspen Technology, Inc. * (a)                                               2,070            17,264
Avocent Corp. *                                                            2,859            45,515
Aware, Inc. *                                                              1,864             7,083
BARRA, Inc. * (a)                                                            823            30,599
Borland Software Corp. *                                                   3,542            36,483
Brio Technology, Inc. * (a)                                                1,144             1,121
Caminus Corp. *                                                              851             4,961
Carreker Corp. * (a)                                                       1,641            18,871
Centra Software, Inc. *                                                    1,599             2,974
CIBER, Inc. *                                                              3,721            26,977
Cognizant Technology Solutions Corp., Class A *                              550            29,562
Commerce One, Inc. * (a)                                                  18,084             6,872
Covansys Corp. *                                                           1,290             7,250
Dendrite International, Inc. *                                             2,107            20,375
Docent, Inc. * (a)                                                         3,984             4,582
Documentum, Inc. *                                                         2,534            30,408
Embarcadero Tech, Inc. *                                                     656             4,054
Entegris, Inc. *                                                           2,488            36,325
Epiq Systems, Inc. *                                                         936            15,931
EXE Technologies, Inc. *                                                   2,330             2,610
Fair Issac & Company, Inc. (a)                                             1,783            58,607
HNC Software, Inc. *                                                       2,293            38,293
Hyperion Solutions Corp. *                                                 2,243            40,906
I Many, Inc. * (a)                                                         3,196             8,786
Imation Corp. *                                                            2,287            68,061
Industries International, Inc. *                                           2,579             6,164
InfoUSA, Inc. *                                                            2,150            11,763
JDA Software Group, Inc. *                                                 1,516            42,842
Kana Software, Inc. * (a)                                                  1,274             5,096
Keane, Inc. *                                                              3,519            43,636
Manhattan Associates, Inc. * (a)                                           1,010            32,482
Mapinfo Corp. *                                                              944             8,590
Matrixone, Inc. *                                                          2,023            12,158
MCSI, Inc. *                                                               1,291            14,510
Metasolv, Inc. *                                                           2,389             9,389
Micro General Corp. *                                                      1,033            17,241
Midway Games, Inc. * (a)                                                   2,251            19,133
MRO Software, Inc. *                                                         952            10,834
MSC Software Corp. *                                                       1,966            17,596
Netegrity, Inc. *                                                          1,748            10,768
NetIQ Corp. *                                                              2,676            60,558
Netscout Systems, Inc. *                                                   1,320             9,002
NMS Communications Corp. * (a)                                             2,684             6,522
Novadigm, Inc. *                                                           1,049             7,626
Novell, Inc. *                                                            21,233            68,158
Numerical Technologies, Inc. *                                             1,514             6,048
NYFIX, Inc. * (a)                                                          1,730            14,705
Onyx Software Corp. * (a)                                                  2,573             8,697
Plato Learning, Inc. *                                                       876             8,646
Pomeroy Computer Resources, Inc. *                                           872            12,714
Progress Software Corp. *                                                  2,134            31,496
Puma Technology, Inc. *                                                    2,134             1,195
Red Hat, Inc. *                                                            2,206            12,949
Roxio, Inc. * (a)                                                          1,347             9,698
Saba Software, Inc. *                                                      2,910             7,420
Secure Computing Corp. *                                                   1,958            14,783
Seebeyond Technology Corp. *                                               2,582             8,004
Selectica, Inc. *                                                            933             3,704
Serena Software, Inc. * (a)                                                1,138            15,587
Speechworks International, Inc. *                                          1,501             5,522
SPSS, Inc. *                                                                 837            13,007
Starbase Corp. *                                                           3,345               703
Synopsys, Inc. *                                                             927            50,809
Take-Two Interactive Software, Inc. * (a)                                  2,633            54,213
The 3DO Company * (a)                                                      1,587               921
Transaction Systems Architects, Inc., Class A *                            2,706            31,823
Viewpoint Corp. *                                                          2,692            12,975
                                                                                      ------------
                                                                                         1,503,128

STEEL - 0.37%

Bethleham Steel Corp. *                                                   17,053             3,581
Carpenter Technology Corp. *                                               1,269            36,560
NS Group, Inc. *                                                           1,644            15,700
Reliance Steel & Aluminum Company *                                        1,714            52,277
Ryerson Tull, Inc. *                                                       1,332            15,491
Steel Dynamics, Inc. *                                                     1,681            27,686
Texas Industries, Inc. *                                                   1,401            44,118
Worthington Industries, Inc. *                                             4,478            81,052
                                                                                      ------------
                                                                                           276,465

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.91%

Adelphia Business Solutions, Inc. *                                        2,037                20
ADTRAN, Inc. *                                                             1,395            26,504
Andrew Corp. *                                                             5,200            74,516
Arris Group, Inc. *                                                        3,277            14,416
Aspect Communications, Inc. * (a)                                          4,392            14,054
AT&T Latin America Corp. *                                                 9,352             5,050
Boston Communications Group, Inc. *                                        1,100             8,844
Brightpoint, Inc. *                                                          523             1,334
Carrier Access Corp. *                                                       776               861
Choice One Communications, Inc. * (a)                                        822               732
Commonwealth Telephone Enterprises, Inc. *                                   693            27,886
Commscope, Inc. *                                                          3,347            41,837
Copper Mountain Networks, Inc. *                                           7,837             6,583
CT Communications, Inc. *                                                  1,039            16,832
Digital Lightwave, Inc. * (a)                                                802             1,877
Ditech Communications Corp. * (a)                                          2,311             6,563
General Communication, Inc. *                                              2,642            17,622
Harmonic, Inc. *                                                           3,908            14,299
Ibasis, Inc. *                                                             1,720               636
IDT Corp. *                                                                2,799            47,359
Impsat Corp. *                                                             1,796                40
InterDigital Communication Corp. *                                         3,546            32,091
Intrado, Inc. *                                                              966            18,702
ITC DeltaCom, Inc. * (a)                                                   2,971               178
Mastec, Inc. *                                                             1,936            14,249
MRV Communications, Inc. *                                                 4,611             7,055
New Focus, Inc. *                                                          3,224             9,575
Newport Corp. * (a)                                                        2,290            35,861
Ntelos, Inc. * (a)                                                         1,097             1,547
Performance Technologies, Inc. *                                           1,229             8,148
Plantronics, Inc. *                                                        2,167            41,195
Powerwave Technologies, Inc. *                                             4,029            36,906
Price Communications Corp. *                                               3,161            50,576
Proxim Corp., Class A *                                                    9,933            29,789
REMEC, Inc. *                                                              2,603            14,603

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                          ------         -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED

Spectrian Corp. *                                                          1,028      $     10,660
Symmetricom, Inc. *                                                        1,664             6,074
Terayon Communication Systems, Inc. * (a)                                  4,079             5,425
Tollgrade Communications, Inc. *                                             949            13,922
Touch America Holdings, Inc. *                                             6,034            16,594
                                                                                      ------------
                                                                                           681,015

TELEPHONE - 0.06%

Centennial Communications Corp., Class A *                                   752             1,835
D&E Communications, Inc. *                                                   512             5,381
Dobson Communications Corp., Class A *                                     1,677             1,442
Hickory Tech Corp. *                                                       1,007            15,105
North Pittsburgh Systems, Inc. *                                           1,349            21,705
Rural Cellular Corp., Class A *                                              488               508
XO Communications, Inc., Class A * (a)                                    10,772               216
                                                                                      ------------
                                                                                            46,192

TIRES & RUBBER - 0.29%

Bandag, Inc. *                                                               756            21,410
Carlisle Companies, Inc. *                                                 1,941            87,306
Cooper Tire & Rubber Company *                                             3,979            81,769
Myers Indiana, Inc.                                                        1,430            24,510
                                                                                      ------------
                                                                                           214,995

TOBACCO - 0.20%

Dimon, Inc. *                                                              2,887            19,978
Schweitzer Mauduit International, Inc. *                                   1,023            25,166
Standard Commercial Corp. *                                                  663            14,387
Universal Corp. *                                                          1,757            64,482
Vector Group, Ltd. * (a)                                                   1,322            23,267
                                                                                      ------------
                                                                                           147,280

TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%

Jakks Pacific, Inc. *                                                      1,314            23,271
Russ Berrie & Company, Inc.                                                  642            22,727
                                                                                      ------------
                                                                                            45,998

TRANSPORTATION - 0.26%

Alexander & Baldwin, Inc. *                                                2,592            66,174
Heartland Express, Inc. *                                                  1,685            40,322
Offshore Logistics, Inc. *                                                 1,118            26,709
Overseas Shipholding Group, Inc. *                                         1,809            38,133
RailAmerica, Inc. * (a)                                                    2,234            24,172
                                                                                      ------------
                                                                                           195,510

TRAVEL SERVICES - 0.04%

Pegasus Systems, Inc. *                                                    1,779            31,132
                                                                                      ------------

TRUCKING & FREIGHT - 1.03%

Airborne, Inc. *                                                           3,175            60,960
Arkansas Best Corp. *                                                      1,450            36,946
EGL, Inc. * (a)                                                            2,414            40,941
Forward Air Corp. *                                                        1,106            36,255
Kirby Corp. *                                                              1,299            31,761
Knight Transportation, Inc. *                                              1,294            30,008
Landstar Systems, Inc. *                                                     519            55,455
Midwest Express Holdings, Inc. *                                           1,085            14,322
Pittston Brink's Group *                                                   3,426            82,224
Roadway Express, Inc. *                                                      858            30,828
Ryder Systems, Inc. *                                                      3,291            89,153
Swift Transportation, Inc. *                                               3,745            87,258
U.S. Freightways Corp. *                                                   1,726            65,364
Werner Enterprises, Inc.                                                   2,315            49,333
Yellow Corp. *                                                             1,761            57,056
                                                                                      ------------
                                                                                           767,864

TOTAL COMMON STOCK
(Cost: $52,174,093)                                                                   $ 50,353,489
                                                                                      ------------


PREFERRED STOCK - 0.07%

DOMESTIC OIL - 0.07%

Stone Energy Corp. *                                                       1,404      $     56,511
                                                                                      ------------

TOTAL PREFERRED STOCK
(Cost: $64,299)                                                                       $     56,511
                                                                                      ------------


WARRANTS - 0.00%

DOMESTIC OIL - 0.00%

Magnum Hunter Resources, Inc. *,
   (Expiration date 03/21/2005; strike price $15.00)                         336               279
                                                                                      ------------

TOTAL WARRANTS
(Cost: $330)                                                                          $        279
                                                                                      ------------

                                                                     PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                      ------             -----
SHORT TERM INVESTMENTS - 23.70%

Navigator Securities Lending Trust, 1.95%                           $  6,213,263      $  6,213,263
United States Treasury Bills,
  1.72% due 07/25/2002 - 08/29/2002 ****                               1,200,000         1,197,945
  1.69% due 09/19/2002 ****                                              300,000           298,893
Federal National Mortgage Association Discount
   Notes, 1.76% due 08/21/2002                                        10,000,000         9,975,400
                                                                                      ------------
                                                                                      $ 17,685,501

REPURCHASE AGREEMENTS - 8.76%

Repurchase Agreement with State Street Corp., dated
   06/28/2002 at 1.80%, to be repurchased at $6,537,981
   on 07/01/2002, collateralized by $6,695,000 U.S.
   Treasury Bills, 1.57% due 9/19/2002 (valued at
   $6,669,894 including interest)                                   $  6,537,000      $  6,537,000
                                                                                      ------------

TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $76,461,223)                                                                   $ 74,632,780
                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX TRUST

                                                                  SHARES         VALUE
                                                                  ------         -----
COMMON STOCK - 82.25%

AUSTRALIA - 3.36%

Amcor, Ltd.                                                        6,624      $     30,732
AMP Diversified Property Trust                                     2,541             3,777
AMP, Ltd. *                                                       10,013            87,950
Aristocrat Leisure, Ltd. (a)                                       2,388             7,274
Austrailia Gas & Light Company, Ltd.                               3,296            18,280
Australia & New Zealand Bank Group                                13,146           142,782
Australian Stock Exchange, Ltd.                                      957             7,220
BHP Billiton, Ltd.                                                33,006           191,415
Boral, Ltd.                                                        5,824            12,297
Brambles Industries, Ltd.                                          8,320            44,222
BRL Hardy, Ltd.                                                    1,352             6,859
Coca-Cola Amatil, Ltd.                                             5,903            21,205
Cochlear, Ltd.                                                       563            10,794
Coles Myer, Ltd.                                                   8,768            32,731
Colonial First State Property Trust Group                          4,683             5,827
Commonwealth Bank of Australia *                                  11,050           204,881
Computershare, Ltd.                                                3,053             3,782
CSL, Ltd. *                                                        1,512            27,396
CSR, Ltd. *                                                        8,363            30,089
David Jones, Ltd.                                                  2,251             1,343
Deutsche Office Trust                                              6,793             4,972
ERG, Ltd. *                                                        3,508               593
Fosters Brewing Group (a)                                         16,368            43,500
Futuris Corp., Ltd.                                                8,604             6,588
Gandel Retail Trust                                                7,126             4,895
General Property Trust *                                          16,557            26,196
Goodman Fielder, Ltd.                                              7,242             6,810
Harvey Norman Holding, Ltd.                                        2,506             4,318
Iluka Resources, Ltd.                                              1,222             3,378
James Hardie Industries NV                                         4,049            14,819
John Fairfax Holdings, Ltd.                                        5,668            10,563
Leighton Holdings                                                  1,493             8,734
Lend Lease Corp.                                                   4,179            24,800
M.I.M Holdings, Ltd. *                                            17,863            13,075
Macquarie Bank, Ltd.                                               1,939            31,934
Macquarie Infrastructure Group                                    16,062            26,136
Mayne Nickless, Ltd.                                               7,433            17,327
Mirvac Group                                                       3,427             8,066
National Australia Bank, Ltd. * (a)                               13,808           275,221
Newcrest Mining, Ltd.                                              2,619            11,178
News Corp., Ltd.                                                  13,088            71,334
NRMA Insurance Group, Ltd. *                                      12,178            21,599
OneSteel, Ltd.                                                     2,567             1,893
Orica, Ltd.                                                        3,066            16,521
Origin Energy, Ltd.                                                6,909            13,110
Pacific Dunlop, Ltd. *                                             1,048             3,706
PaperlinkX, Ltd.                                                   3,400             9,285
Publishing & Broadcasting, Ltd. (a)                                1,113             5,671
QBE Insurance Group, Ltd. (a)                                      4,591            17,164
Rio Tinto, Ltd.                                                    2,779            52,449
Santos, Ltd.                                                       5,110            18,587
Sonic Healthcare, Ltd.                                             3,104             9,001
Sons Of Gwalia, Ltd.                                                 670             2,282
Southcorp, Ltd.                                                    4,942            14,776
Stockland Trust Group                                              6,279            15,520
Suncorp-Metway, Ltd.                                               4,696            32,549
Tab, Ltd. *                                                        3,241             5,675
TABCORP Holdings, Ltd.                                             3,131            22,036
Telstra Corp.                                                     23,998            62,966
Transurban Group *                                                 5,224            12,354
Wesfarmers, Ltd.                                                   3,112            47,660
Westfield Holdings, Ltd.                                           3,692            31,099
Westfield Trust                                                   16,764            32,092
Westpac Banking Corp., Ltd.                                       15,340           140,268
WMC, Ltd. *                                                        9,881            50,572
Woodside Petroleum, Ltd.                                           4,119            31,472
Woolworths, Ltd.                                                   8,501            62,942
                                                                              ------------
                                                                                 2,238,542

AUSTRIA - 0.12%

Axis Vermoegensverwal Tungs *                                         14                 0
Best Water Technology AG *                                            93             2,196
Bohler Uddeholm AG *                                                 178             8,573
Erste Bank AG                                                        241            17,188
Flughafen Wien AG                                                    119             4,082
Mayr Melnhof Karto                                                    68             4,895
Oesterreichische Elektrizitaets AG, Class A (a)                      104             9,017
OMV AG                                                               129            12,652
RHI AG *                                                              94               685
Telekom Austria AG *                                               1,150             9,205
VA Technologie AG                                                     71             1,873
Wienerberger Baustoffindustrie AG (a)                                464             8,119
                                                                              ------------
                                                                                    78,485

BELGIUM - 0.90%

Agfa Gevaert NV                                                      791            14,378
Barco NV                                                              70             2,940
Bekaert SA                                                           127             6,003
Colruyt SA                                                           221            10,348
Compagnie Maritime Belge SA *                                         42             2,387
Delhaize-Le Lion SA                                                  546            25,565
Dexia                                                              5,012            77,419
Electrabel SA                                                        335            77,273
Fortis                                                             7,999           170,947
Goupe Bruxelles *                                                    775            40,413
Interbrew                                                          1,257            36,020
KBC Bancassurance Holding NV                                       1,105            44,605
Omega Pharma SA                                                      134             5,990
SA D'Ieteren Trading NV *                                             31             5,583
Solvay SA                                                            476            34,206
UCB SA *                                                           1,010            36,987
Union Miniere SA * (a)                                               145             6,246
                                                                              ------------
                                                                                   597,310

DENMARK - 0.64%

AS Dampskibsselskabet Svendborg *                                      2            19,642
AS Det Ostasiatiske Kompagni *                                       113             2,564
Bang & Olufsen AS - B Series                                         100             2,641
Carlsberg AS, B Shares                                               200            10,458
D/S 1912 (a)                                                           3            22,495
Danisco AS                                                           400            14,599
Danske Bank A/S                                                    5,000            91,905
DSV, De Sammernsluttede Vognmaend, Series B *                        200             5,999
FLS Industries AS, B Shares *                                        700             8,918
GN Store Nord AS *                                                 1,823             6,678
Group 4 Falck                                                        800            27,605
H. Lundbeck AS *                                                     638            16,850
ISS International AS *                                               300            15,806
Navision Software *                                                  200             7,936
NEG Micon A/S * (a)                                                  200             6,105
NKT Holding                                                          100             1,141
Novo Nordisk AS                                                    2,277            75,246
Novozymes AS, B Shares                                               426             9,611
Tele Danmark AS *                                                  1,350            37,266
Topdanmark AS *                                                      200             6,238

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
DENMARK - CONTINUED

Vestas Wind Systems                                                  768      $     20,793
William Demant Holdings *                                            600            15,607
                                                                              ------------
                                                                                   426,103

FINLAND - 1.44%

Amer Group, Ltd.                                                     300             9,759
Asko Oyj *                                                           200             4,140
Fortum Corp.                                                       1,400             8,059
Instrumentarium Corp.                                                600            15,112
KCI Konecranes International                                         200             6,703
Kesko Oyj                                                            500             5,668
Kone Corp.                                                           600            17,743
Metra Oyj, B Shares *                                                200             3,344
Metso Oyj                                                            800            10,331
Nokia AB Oyj                                                      42,105           615,104
Orion, Series B                                                      300             7,009
Outokumpu Oyj (a)                                                  1,100            13,229
Oyj Hartwall ABP *                                                   400            11,218
Pohjola Group PLC (a)                                                200             3,598
Rautaruukki Oyj                                                      800             3,746
Sampo Oyj, A Shares                                                2,700            21,026
Sonera Oyi *                                                       6,350            24,099
Stora Enso Oyj                                                     5,959            83,353
Tieto Corp.                                                          681            16,782
UPM-Kymmene Oyj                                                    2,100            82,513
                                                                              ------------
                                                                                   962,536

FRANCE - 7.97%

Accor SA (a)                                                       1,505            60,930
Air France *                                                         657            10,977
Air Liquide (a)                                                      858           131,771
Alcatel SA (a)                                                     9,652            66,982
Alstom * (a)                                                       1,765            18,634
Altran Technologies (a)                                              522            15,180
Atos Origin SA *                                                     160            10,173
Autoroutes du Sud de la France *                                     651            17,647
Aventis SA (a)                                                     5,980           422,951
AXA (a)                                                           12,007           219,201
BNP Paribas SA (a)                                                 7,023           387,684
Bouygues SA                                                        1,707            47,603
Business Objects SA * (a)                                            512            14,964
Cap Gemini SA (a)                                                    884            35,074
Carrefour (a)                                                      4,647           251,027
Casino Guich Perrachon SA (a)                                        375            31,698
Castorama Dubois Investissemnt SA (a)                                547            35,048
Club Mediterranee SA * (a)                                           101             3,335
Compagnie De Saint Gobain *                                        2,588           115,948
CSF Thomson * (a)                                                    749            31,748
Dassault Systemes SA (a)                                             478            21,792
Essilor International                                                751            30,478
European Aeronautic Defence & Space Company * (a)                  2,323            35,654
France Telecom, ADS (a)                                            3,800            35,323
Groupe Danone * (a)                                                1,094           150,115
Imerys SA                                                             91            11,617
L'Air Liquide SA *                                                   580            89,076
L'Oreal SA (a)                                                     3,198           249,042
Lafarge SA (a)                                                     1,112           110,712
Lagardere S.C.A                                                    1,152            49,784
LVMH Moet Hennessy (a)                                             2,104           105,775
Michelin (CGDE)-B (a)                                                963            38,949
Pechiney SA, Class A (a)                                             579            26,397
Pernod-Ricard SA                                                     385            37,648
Peugoet SA (a)                                                     1,532            79,359
Pinault-Printemps-Redoute * (a)                                      685            81,096
Publicis Groupe SA                                                   930            25,623
Renault Regie Nationale SA (a)                                     1,301            60,725
Sagem SA                                                             128             8,580
Sanofi-Synthelabo SA (a)                                           3,785           229,834
Schneider Electric SA *                                            1,744            93,608
Societe BIC SA *                                                     435            17,366
Societe Generale *                                                 2,755           181,140
Societe Generale d'Enterprises SA * (a)                              573            38,776
Societe Television Francaise 1 * (a)                               1,050            28,060
Sodexho Alliance                                                     930            35,203
STMicroelectronics NV                                              5,272           131,221
Suez SA (a)                                                        7,140           190,033
Technip-Coflexop SA (a)                                              142            14,921
Thomson Multimedia * (a)                                           1,334            31,494
TotalFinaElf SA, B Shares (a)                                      5,673           919,351
Unibail SA                                                           273            16,819
Usinor SA *                                                          357             4,987
Valeo                                                                585            24,278
Vivendi Universal SA (a)                                           8,118           175,091
Zodiac SA                                                            330             8,067
                                                                              ------------
                                                                                 5,316,569

GERMANY - 5.46%

Adidas-Salomon AG (a)                                                400            32,806
Aixtron AG                                                           607             7,605
Allianz AG Holding (a)                                             1,600           322,459
Altana AG (a)                                                        573            31,032
BASF AG (a)                                                        4,700           218,447
Bayer AG                                                           6,000           191,926
Bayerische Hypo-Und Vereinsbank AG (a)                             3,348           108,910
Beiersdorf AG                                                        350            42,437
Boss Hugo AG (a)                                                     500             9,241
Buderus AG (a)                                                       400             9,164
Continental AG *                                                     700            12,420
DaimlerChrysler AG (a)                                             7,400           358,454
Deutsche Bank AG NPV (a)                                           4,900           340,044
Deutsche Boerse AG                                                   335            14,233
Deutsche Lufthansa AG *                                            2,100            29,809
Deutsche Post AG                                                   3,200            41,291
Deutsche Telekom AG (a)                                           18,900           176,991
Douglas Holding AG (a)                                               200             4,728
Epcos AG *                                                           400            13,051
Fresenius Medical                                                    500            22,303
Fresenius Medical Care AG                                            100             3,370
Gehe AG (a)                                                          400            16,679
Heidelberg Zement (a)                                                400            19,636
Henkel Kgaa                                                          500            34,846
Infineon Technologies AG *                                         3,000            47,257
Kamps AG (a)                                                         500             6,141
Karstadt Quelle AG (a)                                               600            15,141
Linde AG (a)                                                         800            39,879
MAN AG (a)                                                           700            14,746
Merck & Company, Inc. (a)                                            800            21,608
Metro AG (a)                                                       1,500            46,059
MLP AG * (a)                                                         400            12,460
Porsche AG                                                            55            26,159
Preussag AG * (a)                                                  1,300            31,601
ProSieben Sat.1 Media AG (a)                                       1,050            10,630
RWE AG (a)                                                         3,400           134,397
SAP AG                                                             1,900           185,888
Schering AG                                                        1,500            94,307
SGL Carbon AG * (a)                                                  100             1,789

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
GERMANY - CONTINUED

Siemens AG NPV                                                     6,950      $    416,401
Software AG Darmst                                                   100             1,410
Thyssen Krupp AG                                                   3,400            51,279
VEBA AG * (a)                                                      5,100           295,355
Volkswagen AG (a)                                                  2,200           105,830
WCM Beteilgungs & Grundbesitz AG *                                 1,700            10,893
Wella AG                                                             153             9,072
                                                                              ------------
                                                                                 3,640,184

GREECE - 0.29%

Alpha Bank                                                         1,500            21,440
Attica Enterprises Holding SA                                        700             2,470
Bank Of Piraeus *                                                    800             5,757
Coca Cola Hell Bot                                                   700            11,827
Commercial Bank of Greece                                            700            15,043
EFG Eurobank Ergas                                                 1,210            16,937
Hellenic Petroleum SA                                                400             2,429
Hellenic Technodomiki SA                                           1,000             6,407
Interamerican SA                                                     300             1,183
Intracom                                                             500             4,534
National Bank Of Greece *                                          1,800            37,971
Ote Hellenic Telecom *                                             2,000            31,544
Panafon Hellenic Telecom SA *                                      1,500             7,571
Public Power Corp.                                                   400             5,694
Titan Cement Company                                                 300            11,740
Viohalco                                                           1,130             8,065
                                                                              ------------
                                                                                   190,612

HONG KONG - 1.31%

ASM Pacific Technology, Ltd.                                       2,000             4,398
Bank of East Asia *                                               10,000            20,065
Cathay Pacific Airways, Ltd.                                      10,000            15,321
Cheung Kong Holdings, Ltd.                                        12,000           100,003
CLP Holdings, Ltd.                                                16,400            65,182
Esprit Holdings, Ltd.                                              6,000            11,539
Giordano International, Ltd.                                       8,000             4,923
Hang Lung Properties, Ltd. (a)                                     5,000             5,705
Hang Seng Bank, Ltd.                                               7,500            80,051
Henderson Land Development                                         6,000            24,847
Hong Kong & China Gas Company, Ltd.                               39,490            52,655
Hong Kong Electric Holdings, Ltd.                                 10,500            39,242
Hong Kong Exchange & Clearing, Ltd.                                8,000            13,180
Hutchison Whampoa, Ltd.                                           20,800           155,338
Hysan Development Company, Ltd.                                    6,000             5,808
Johnson Electronic Holdings, Ltd.                                 16,000            18,872
Li & Fung, Ltd.                                                   14,000            19,026
MTR Corp. (a)                                                      8,500            10,952
New World Development Company (a)                                 12,000             9,693
Pacific Century CyberWorks, Ltd. * (a)                            79,920            18,853
Shangri-La Asia, Ltd.                                             12,000             9,923
Sino Land Company, Ltd. (a)                                       22,000             8,321
South China Morning Post, Ltd. *                                  10,000             5,769
Sun Hung Kai Properties, Ltd.                                     12,000            91,157
Swire Pacific, Ltd., Class A                                       9,500            48,598
Television Broadcast, Ltd.                                         2,000             8,487
Wharf Holdings                                                    12,000            28,309
                                                                              ------------
                                                                                   876,217

IRELAND - 0.69%

Allied Irish Banks                                                 1,715            22,552
Allied Irish Banks - GBP                                           6,070            80,478
Bank of Ireland * - GBP                                            3,388            42,114
Bank of Ireland                                                    5,464            67,755
CRH PLC * - GBP                                                    3,888            63,238
CRH PLC *                                                            558             9,323
DCC PLC * - GBP                                                      908            10,244
DCC PLC *                                                            100             1,139
Eircom PLC - GBP                                                  10,400            13,942
Eircom PLC                                                         1,100             1,410
Elan Corp. * - GBP                                                 1,869            10,828
Elan Corp. *                                                       1,258             7,255
Green Property PLC                                                   742             6,583
Greencore Group PLC                                                1,300             3,716
Independent News & Media - GBP                                     4,779             9,181
Independent News & Media PLC                                         520             1,025
Iona Technologies *                                                  100               541
Irish Life & Permanent PLC - GBP                                   1,506            21,940
Irish Life & Permanent PLC                                           880            12,708
Kerry Group                                                          200             2,957
Kerry Group PLC - GBP                                                800            12,014
Ryanair Holdings PLC * - GBP                                       3,354            20,506
Ryanair Holdings PLC *                                               640             3,943
Smurfit Jefferson - GBP                                            5,576            17,003
Smurfit Jefferson                                                  3,400            10,390
Waterford Wedgewood                                                  700               414
Waterford Wedgewood PLC - GBP                                      8,769             5,281
                                                                              ------------
                                                                                   458,483

ITALY - 3.08%

Acea SPA (a)                                                         209             1,119
Alitalia Linee *                                                   9,000             5,829
Alleanza Assicuraz (a)                                             3,269            31,322
Assicurazioni Generali SPA * (a)                                   8,951           211,763
Autogrill SPA *                                                    1,005            11,660
Autostrade SPA (a)                                                 7,300            60,374
Banca Di Roma SPA * (a)                                            9,000            16,723
Banca Fideuram SPA * (a)                                           1,835            11,414
Banca Monte dei Paschi Siena SPA * (a)                             4,508            14,620
Banca Naz Del Lavoro *                                             8,618            14,994
Banca Popolare di Milano *                                         3,067            12,456
Benetton Group SPA (a)                                             1,000            11,671
Bipop-Carire SPA * (a)                                            12,250            16,459
Bulgari SPA (a)                                                    1,750            11,023
Enel SPA (a)                                                      23,334           133,409
Eni SPA * (a)                                                     26,034           413,175
Fiat SPA - Pfd                                                       849             7,515
Fiat SPA (a)                                                       2,346            29,393
Fiat SPA - RNC  (a)                                                  680             5,650
Gruppo Editoriale L'Espresso SPA * (a)                             1,900             6,199
IntesaBci SPA (a)                                                 32,288            98,348
IntesaBci SPA - Non convertible                                    6,890            15,214
Italcementi SPA (a)                                                1,500            14,831
Italgas SPA (a)                                                    2,550            28,279
La Rinascente SPA * (a)                                            2,500             9,660
Luxottica Group SPA (a)                                            1,024            19,875
Mediaset SPA (a)                                                   5,553            42,915
Mediobanca SPA (a)                                                 4,223            38,964
Mediolanum SPA (a)                                                 1,568             9,320
Mondadori (Arnold) Editore SPA (a)                                 1,400             9,260
Parmalat Finanz (a)                                                5,593            17,257
Pirelli SPA (a)                                                   11,000            11,711
RAS SPA * (a)                                                      3,993            53,492
San Paolo-IMI SPA * (a)                                            8,456            84,689
Seat Pagine Gialle SPA * (a)                                      25,862            18,916
Snam Rete Gas SPA                                                  5,048            14,878
Snia SPA * (a)                                                     3,000             6,062
Telecom Italia Mobile SPA * (a)                                   34,530           141,258
Telecom Italia SPA (a)                                            22,513           175,984
Telecom Italia SPA-RNC                                            14,750            78,079

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
ITALY - CONTINUED

Tiscali SPA * (a)                                                  1,161      $      7,038
UniCredito Italiano SPA (a)                                       29,235           131,988
                                                                              ------------
                                                                                 2,054,786

JAPAN - 18.01%

Acom Company                                                         720            49,195
Aderans Company, Ltd.                                                200             6,274
Advantest Corp.                                                      700            43,566
Aeon Credit Service Company, Ltd.                                    100             5,973
Aiful Corp.                                                          350            22,951
Ajinomoto Company, Inc.                                            5,000            53,644
All Nippon Airways Company, Ltd. *                                 2,000             5,172
Alps Electric Company                                              1,000            12,631
Amada Company, Ltd.                                                2,000             9,694
Amano Corp.                                                        1,000             7,216
Anritsu Corp. *                                                    1,000             7,025
Aoyama Trading Company                                               400             4,498
Asahi Breweries, Ltd. (a)                                          4,000            33,471
Asahi Glass Company                                                8,000            51,191
Asahi Kasei Corp.                                                 10,000            33,287
ASATSU-DK, Inc.                                                      300             6,532
Ashikaga Bank, Ltd. *                                              4,000             5,106
Autobacs Seven Company                                               200             5,656
Avex, Inc.                                                           100             2,340
Banyu Pharmaceutical Company, Ltd.                                 1,000            12,898
Bellsystem24, Inc. (a)                                                20             7,000
Benesse Corp.                                                        600            10,962
Bridgestone Corp. (a)                                              6,000            82,593
Canon, Inc.                                                        7,000           264,548
Capcom Company, Ltd.                                                 300             7,759
Casio Computer Company                                             2,000             9,778
Central Japan Railway Company                                         11            66,992
Chichibu Onoda Cement *                                            5,000             9,302
Chubu Electric Power Company, Inc.                                 5,100            89,563
Chugai Pharmaceutical Company (a)                                  2,000            23,927
Citizen Watch Company                                              2,000            13,465
Coca-Cola West Japan Company, Ltd.                                   100             1,869
Credit Saison Company, Ltd.                                        1,000            23,735
CSK Corp.                                                            600            21,374
Dai Nippon Printing Company, Ltd.                                  5,000            66,366
Daicel Chemical Industries, Ltd.                                   2,000             6,824
Daiei, Inc. * (a)                                                  2,000             3,421
Daifuku Company                                                    1,000             4,180
Daiichi Pharmaceutical Company, Ltd.                               2,000            36,541
Daikin Industries, Ltd.                                            2,000            36,625
Daimaru, Inc.                                                      2,000             9,194
Dainippon Ink & Chemicals, Inc.                                    6,000            12,864
Dainippon Screen Manufacturing Company, Ltd. *                     1,000             5,172
Daito Trust Construction Company                                     800            14,984
Daiwa Bank Holdings, Inc. (a)                                     30,000            23,026
Daiwa House Industry Company, Ltd.                                 4,000            24,461
Daiwa Securities Group, Inc.                                      10,000            64,823
Denki Kagaku Kogyo Kabushiki Kaisha (a)                            3,000             9,561
Denso Corp.                                                        5,000            78,130
Dowa Mining Company, Ltd.                                          2,000             9,678
East Japan Railway                                                    26           121,687
Ebara Corp.                                                        2,000            10,779
Eisai Company                                                      2,000            51,391
Familymart Company, Ltd.                                             400             9,678
Fanuc, Ltd.                                                        1,100            55,245
Fast Retailing Company                                               400             8,676
Fuji Electric Company, Ltd.                                        3,000             8,134
Fuji Machine Manufacturers Company, Ltd.                             300             4,655
Fuji Photo Film Company                                            4,000           129,145
Fuji S Ware ABC                                                      200             8,059
Fuji Television Network, Inc.                                          2            11,563
Fujikura, Ltd.                                                     2,000             7,292
Fujisawa Pharmaceutical Company, Ltd.                              2,000            47,887
Fujitsu Support & Services, Inc.                                     200             4,705
Fujitsu, Ltd.                                                     14,000            97,643
Furukawa Electric Company, Ltd. (a)                                4,000            15,317
Gunma Bank                                                         3,000            13,866
Gunze, Ltd.                                                        2,000             8,510
Hankyu Department Stores                                           1,000             7,609
Hino Motors, Ltd.                                                  2,000             5,590
Hirose Electric Company, Ltd.                                        300            26,154
Hitachi Cable, Ltd.                                                1,000             4,413
Hitachi Software Engineering Company, Ltd. (a)                       200             7,008
Hitachi Zosen Corp. *                                              6,000             3,504
Hitachi, Ltd.                                                     25,000           161,640
Hokuriku Bank *                                                    4,000             6,240
Honda Motor Company                                                5,800           235,165
House Food Corp.                                                   1,000             9,761
Hoya Corp.                                                           900            65,474
Isetan Company, Ltd.                                               2,000            20,189
Ishihara Sangyo *                                                  2,000             3,154
Ishikawajima Harima Heavy Industries Company, Ltd.                 9,000            13,590
Ito-Yokado Company, Ltd.                                           3,000           150,169
Itochu Corp.                                                      10,000            35,039
Itochu Techno-Science Corp. (a)                                      300            11,513
ITOEN, Ltd. *                                                        200             7,575
Japan Air Lines Company                                            7,000            19,739
Japan Energy Corp. (a)                                             8,000            12,147
Japan Tobacco, Inc.                                                    8            53,660
JGC Corp.                                                          2,000            14,183
JSR Corp.                                                          2,000            16,902
Jusco Company *                                                    2,000            53,393
Kajima Corp.                                                       7,000            19,856
Kaken Pharmaceutical Company, Ltd.                                 1,000             5,631
Kamigumi Company                                                   2,000             8,359
Kanebo *                                                           3,000             5,106
Kaneka Corp.                                                       3,000            20,899
Kansai Electric Power Company                                      6,500           102,761
Kao Corp.                                                          5,000           115,130
Katokichi Company                                                    300             5,256
Kawasaki Heavy Industries, Ltd. *                                  8,000            10,211
Kawasaki Kisen                                                     3,000             4,180
Kawasaki Steel Corp. *                                            22,000            28,632
Keihin Electric Express Railway Company, Ltd. (a)                  3,000            13,565
Keio Electric Railway Company, Ltd.                                3,000            15,017
Keyence Corp.                                                        200            42,364
Kikkoman Corp.                                                     1,000             6,299
Kinden Corp.                                                       2,000             9,511
Kinki Nippon Railway *                                            14,000            45,668
Kirin Brewery Company, Ltd. (a)                                    7,000            49,055
Kokuyo Company, Ltd.                                               1,000            10,537
Komatsu                                                            7,000            25,053
Komori Corp.                                                       1,000            12,464
Konami Company                                                       700            14,687
Konica Corp.                                                       2,000            12,931
Koyo Seiko Company                                                 1,000             4,956
Kubota Corp.                                                      10,000            30,451
Kuraray Company                                                    3,000            19,647
Kurita Water Industries, Ltd.                                      1,000            12,306
Kyocera Corp.                                                      1,400           102,198

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
JAPAN - CONTINUED

Kyowa Exeo Corp.                                                   1,000      $      4,755
Kyowa Hakko Kogyo                                                  3,000            16,268
Kyushu Electric Power                                              2,800            41,487
Lawson, Inc.                                                         500            15,309
Mabuchi Motor Company, Ltd.                                          200            19,705
Makita Corp.                                                       1,000             6,457
Marubeni Corp. (a)                                                11,000            11,288
Marui Company, Ltd.                                                3,000            38,018
Matsushita Communication Industrial Company, Ltd.                    700            26,980
Matsushita Electric Industrial Company, Ltd.                      16,000           218,246
Matsushita Electric Works, Ltd.                                    3,000            21,524
Meiji Milk Product                                                 2,000             5,506
Meiji Seika Kaisha, Ltd.                                           3,000            10,737
Meitec Corp.                                                         200             6,607
Millea Holdings, Inc.                                                 12            98,511
Minebea Company                                                    3,000            17,620
Mitsubishi Chemical Corp. *                                       13,000            30,259
Mitsubishi Corp. (a)                                              10,000            72,331
Mitsubishi Electric Corp.                                         15,000            67,326
Mitsubishi Estate Company, Ltd.                                    9,000            73,583
Mitsubishi Gas Chemical Company, Inc.                              3,000             5,456
Mitsubishi Heavy Industries, Ltd.                                 24,000            72,682
Mitsubishi Logistc Corp.                                           1,000             6,791
Mitsubishi Materials Corp.                                         8,000            15,885
Mitsubishi Paper Company *                                         2,000             2,953
Mitsubishi Rayon Company, Ltd.                                     4,000            13,015
Mitsubishi Tokyo Finance                                              34           229,191
Mitsui & Company, Ltd.                                            11,000            73,599
Mitsui Chemicals, Inc. (a)                                         4,000            19,989
Mitsui Engineering & Shipbuilding Company, Ltd. *                  5,000             6,257
Mitsui Fudosan Company                                             6,000            53,060
Mitsui Marine & Fire Insurance Company, Ltd. (a)                  11,000            59,192
Mitsui Mining & Smelting Company, Ltd.                             4,000            11,913
Mitsui O.S.K. Lines, Ltd.                                          5,000            10,512
Mitsui Trust Holdings, Inc. (a)                                    5,000            10,387
Mitsukoshi, Ltd. (a)                                               3,000             8,910
Mitsumi Electric Company, Ltd.                                       500             7,863
Mizuho Holdings, Inc.                                                 56           124,273
Mori Seiki Company                                                 1,000             9,144
Murata Manufacturing Company, Ltd.                                 2,000           128,478
Namco, Ltd. (a)                                                      300             5,719
NEC Corp.                                                         12,000            83,494
Net One Systems Company, Ltd.                                          1             5,606
NGK Insulators, Ltd.                                               3,000            23,752
NGK Spark Plug Company                                             2,000            15,167
Nichirei Corp.                                                     2,000             6,424
Nidec Corp. (a)                                                      300            21,749
Nikko Cordial Corp.                                               11,000            55,521
Nikon Corp. * (a)                                                  2,000            22,142
Nintendo Company, Ltd.                                               900           132,524
Nippon COMSYS Corp.                                                1,000             5,540
Nippon Express Company                                             7,000            37,083
Nippon Kayaku Company, Ltd.                                        1,000             3,963
Nippon Meat Packer                                                 2,000            25,062
Nippon Mitsubishi Oil Corp.                                       12,000            62,070
Nippon Sanso Corp.                                                 2,000             6,891
Nippon Sheet Glass                                                 3,000            10,136
Nippon Shokubai Company, Ltd.                                      1,000             5,022
Nippon Steel Corp.                                                48,000            74,884
Nippon System Development Company, Ltd.                              200             7,542
Nippon Telegraph & Telephone Corp.                                    49           201,535
Nippon Unipac Holding                                                  7            43,332
Nippon Yusen KK                                                    8,000            27,564
Nishimatsu Construction Company, Ltd. (a)                          2,000             6,224
Nissan Chemical Industries, Ltd.                                   1,000             5,781
Nissan Motor Company                                              21,000           145,414
Nisshin Flour Mill                                                 2,000            14,316
Nisshinbo Industries, Inc.                                         2,000             9,294
Nissin Food Products                                                 800            15,885
Nitto Denko Corp.                                                  1,300            42,623
NKK Corp. *                                                       12,000            11,613
Nomura Securities Company, Ltd.                                   16,000           234,931
Noritake Company                                                   1,000             3,796
NSK, Ltd. *                                                        4,000            16,619
NTN Corp.                                                          3,000            11,738
NTT Data Corp.                                                        11            44,050
NTT DoCoMo, Inc.                                                     156           383,932
Obayashi Corp.                                                     6,000            17,019
Oji Paper Company                                                  7,000            40,003
Oki Electric Industry Company, Ltd. *                              4,000             8,643
Okumura Corp.                                                      2,000             6,274
Olympus Optical Company                                            2,000            27,931
Omron Corp.                                                        2,000            28,949
Onward Kashiyama Company, Ltd.                                     1,000             9,811
Oracle Corp.                                                         300            12,789
Oriental Land Company, Ltd.                                          500            35,749
Orix Corp.                                                           700            56,472
Osaka Gas Company                                                 17,000            40,420
Paris Miki, Inc.                                                     300             6,332
Pioneer Electronic Corp.                                           1,300            23,264
Promise Company, Ltd.                                                700            35,273
Q.P. Corp.                                                         1,000             8,334
Ricoh Company, Ltd.                                                5,000            86,556
Rohm Company                                                         900           134,326
Saizeriya Company, Ltd.                                              200             5,206
Sanden Corp.                                                       1,000             3,571
Sankyo Company                                                     3,000            40,796
Sanrio Company                                                       400             3,637
Sanyo Electric Company                                            13,000            56,722
Sapporo Breweries (a)                                              2,000             5,339
Secom Company, Ltd.                                                1,500            73,583
SEGA Enterprises *                                                   900            21,624
Seino Transportation                                               1,000             6,174
Seiyu, Ltd. * (a)                                                  2,000             7,759
Sekisui Chemical Company, Ltd.                                     3,000            10,262
Sekisui House                                                      5,000            36,750
Seven Eleven Japan Company, Ltd.                                   3,000           118,133
Sharp Corp.                                                        8,000           101,581
Shimachu Company, Ltd.                                               300             5,356
Shimamura Company                                                    200            15,351
Shimano, Inc.                                                        800            10,852
Shimizu Corp.                                                      5,000            16,477
Shin-Etsu Chemical Company, Ltd.                                   3,100           133,192
Shionogi & Company                                                 2,000            25,512
Shiseido Company                                                   3,000            39,995
Shizuoka Bank                                                      6,000            36,441
Showa Denko KK *                                                   9,000            14,641
Showa Shell Sekiyu (a)                                             2,000            11,630
Skylark Company                                                    1,000            23,360
SMC Corp.                                                            500            59,108
Snow Brand Milk *                                                  2,000             2,119
SOFTBANK Corp. (a)                                                 1,700            23,600
Sony Corp.                                                         7,800           411,913
Stanley Electric                                                   1,000            10,679
Sumitomo Bakelite Company, Ltd.                                    1,000             7,250
Sumitomo Chemical Company, Ltd.                                   10,000            45,468

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
JAPAN - CONTINUED

Sumitomo Corp.                                                     7,000      $     42,398
Sumitomo Electric Industries, Ltd.                                 5,000            34,664
Sumitomo Forestry                                                  1,000             5,990
Sumitomo Heavy Industries, Ltd. *                                  3,000             3,229
Sumitomo Metal Industry *                                         21,000             9,285
Sumitomo Metal Mining                                              4,000            18,087
Sumitomo Mitsui Banking Corp.                                     34,000           165,937
Sumitomo Osaka Cement Company, Ltd.                                2,000             2,970
Sumitomo Realty & Development Company, Ltd.                        3,000            18,195
Sumitomo Trust & Banking Company                                   8,000            38,443
Suruga Bank                                                        1,000             4,739
Suzuken Company, Ltd.                                                300             7,020
Taisei Corp.                                                       7,000            16,118
Taisho Pharm Company                                               2,000            30,801
Taiyo Yuden Company                                                1,000            16,352
Takara Shuzo Company                                               2,000            13,665
Takashimaya Company                                                2,000            11,646
Takeda Chemical Industries, Ltd.                                   7,000           307,179
Takefuji Corp.                                                       720            50,036
Takuma Company                                                     1,000             7,717
TDK Corp.                                                          1,000            47,220
Teijin, Ltd.                                                       6,000            20,423
Teikoku Oil Company                                                2,000             7,992
Terumo Corp.                                                       1,600            21,384
The 77th Bank, Ltd. *                                              3,000            11,813
The Bank of Fukuoka, Ltd. * (a)                                    4,000            15,818
The Bank of Yokohama, Ltd. * (a)                                   7,000            29,784
The Chiba Bank, Ltd. *                                             5,000            17,019
The Joyo Bank, Ltd. *                                              5,000            13,515
THK Company, Ltd. (a)                                                800            15,384
TIS, Inc. *                                                          400            11,379
Tobu Railway Company                                               5,000            13,974
Toda Corp.                                                         2,000             4,355
Toho Company                                                       1,800            20,633
Tohoku Electric Power                                              3,600            50,457
Tokyo Broadcasting Company                                         1,000            22,400
Tokyo Electric Power Company                                      10,000           205,648
Tokyo Electron, Ltd.                                               1,300            84,704
Tokyo Gas Company                                                 20,000            55,563
Tokyo Style Company, Ltd.                                          1,000             9,135
Tokyu Corp. (a)                                                    8,000            30,968
TonenGeneral Sekiyu K.K. (a)                                       2,000            14,183
Toppan Printing Company                                            5,000            51,975
Toray Industries, Inc. (a)                                        10,000            26,780
Toshiba Corp. *                                                   23,000            93,639
Tosoh Corp. (a)                                                    5,000            16,060
Tostem Corp.                                                       2,000            34,122
Toto, Ltd.                                                         3,000            14,016
Toyo Seikan Kaisha                                                 2,000            26,296
Toyobo Company                                                     4,000             6,107
Toyoda Gosei (a)                                                     300             3,752
Toyota Industries Corp. (a)                                          700            11,370
Toyota Motor Corp.                                                21,500           570,392
Trans Cosmos, Inc.                                                   100             2,265
Trend Micro, Inc. *                                                1,000            27,948
UBE Industries                                                     5,000             7,800
UFJ Holdings                                                          28            67,743
UNI Charm Corp. *                                                    400            15,017
UNY Company, Ltd.                                                  1,000            11,329
Ushio, Inc.                                                        1,000            11,880
Wacoal Corp.                                                       1,000             8,284
West Japan Railway                                                     8            32,303
World Company                                                        300             8,885
Yakult Honsha Company                                              1,000            11,404
Yamada Denki Company                                                 200            17,520
Yamaha Corp.                                                       1,000             9,728
Yamaha Motor Company, Ltd.                                         1,000             7,358
Yamanouchi Pharmaceutical Company, Ltd.                            3,000            77,838
Yamato Transport Company, Ltd.                                     3,000            54,687
Yamazaki Baking Company                                            2,000            11,179
Yasuda Fire & Marine Insurance * (a)                               6,000            36,741
Yokogawa Electric Corp. (a)                                        2,000            15,517
                                                                              ------------
                                                                                12,009,198

LUXEMBOURG - 0.06%

Arcelor * (a)                                                      3,006            42,581
                                                                              ------------

NETHERLANDS - 4.96%

ABN AMRO Holdings NV *                                            12,169           220,599
Aegon NV                                                           8,715           181,352
Akzo Nobel NV, ADS                                                 2,493           108,350
ASML Holding NV *                                                  3,930            62,100
Buhrmann NV                                                        1,143            10,524
Elsevier NV *                                                      5,297            72,057
Getronics NV *                                                     1,907             3,628
Hagemeyer NV                                                         849            11,717
Heineken NV (a)                                                    2,106            92,257
IHC Caland NV                                                        255            15,220
ING Groep NV                                                      15,030           385,211
KLM NV *                                                             261             3,134
Koninklijke (Royal) Philips Electronics NV *                      11,691           325,795
Koninklijke Ahold NV *                                             5,929           124,488
KPN NV *                                                          15,406            71,984
Numico Kon NV                                                      1,223            27,379
Oce-Van Der Grinten *                                                972            11,306
Qiagen NV *                                                        1,000            11,809
Royal Dutch Petroleum Company                                     18,912         1,051,437
Royal Vendex KBB NV *                                                933            11,588
TNT Post Group NV *                                                2,926            65,964
Unilever NV-CVA                                                    5,041           329,456
Vedior NV                                                            992            13,690
VNU NV                                                             1,896            52,593
Wolters Kluwer                                                     2,342            44,372
                                                                              ------------
                                                                                 3,308,010

NEW ZEALAND - 0.09%

Auckland International Airport, Ltd.                               2,371             5,136
Carter Holt Harvey                                                 9,831             9,475
Contact Energy                                                     3,264             6,339
Fisher & Paykel                                                      350             1,405
Fisher & Paykel Appliances Holdings, Ltd. *                          365             1,635
Fletcher Building                                                  1,962             2,626
Fletcher Challenge Forests *                                       4,836               565
Telecom Corp. of New Zealand, Ltd.                                12,325            29,576
The Warehouse Group, Ltd. *                                        1,694             6,102
                                                                              ------------
                                                                                    62,859

NORWAY - 0.40%

Bergesen d.y. ASA, A Shares (a)                                      400             8,507
Den Norske Bank ASA                                                4,700            25,553
Elkem AS                                                             300             6,720
Frontline, Ltd.                                                      400             3,802
Kvaerner ASA, Series A *                                           4,600             4,158
Merkantildata ASA *                                                1,000               485
Nera ASA * (a)                                                       700               743
Norsk Hydro AS (a)                                                 1,700            80,901
Norske Skogindustrier ASA                                            950            17,680

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
NORWAY - CONTINUED

Opticom ASA *                                                        100      $      1,748
Orkla SA                                                           1,500            28,912
Petroleum Geo-Services ASA * (a)                                     600             2,169
Schibsted ASA (a)                                                    400             4,785
Smedvig                                                              200             1,063
Smedvig, Series A                                                    500             3,197
Statoil ASA                                                        3,000            26,719
Storebrand ASA *                                                   1,600             9,656
Tandberg ASA * (a)                                                 1,000            11,764
Telenor AS (a)                                                     4,900            17,326
Tomra Systems ASA (a)                                              1,600            12,549
                                                                              ------------
                                                                                   268,437

PORTUGAL - 0.33%

Banco Comercial Portugues SA *                                    14,640            50,654
Banco Espirito Santo SA *                                          1,620            18,444
BPI-SGPS SA *                                                      5,738            13,914
Brisa Auto Estrada                                                 4,466            25,094
Cimpor-Cimentos de Portugual SA                                      481             9,322
Elec De Portugal                                                  19,311            37,310
Jeronimo Martins SGPS *                                              541             3,818
Portugal Telecom                                                   7,628            53,763
PT Multimedia.com, SGPS, SA                                          188             1,659
Sonae, S.G.P.S. SA *                                               8,402             4,721
                                                                              ------------
                                                                                   218,699

SINGAPORE - 0.67%

CapitaLand, Ltd. (a)                                              15,000            12,994
Chartered Semiconductor Manufacturing, Ltd. * (a)                  7,000            14,268
City Developments, Ltd.                                            5,000            16,136
Creative Technology, Ltd. (a)                                        450             4,000
Cycle & Carriage, Ltd.                                             1,000             2,684
Datacraft Asia, Ltd.                                               4,000             4,800
DBS Group Holdings, Ltd.                                           9,000            63,185
First Capital Corp., Ltd. *                                        2,000             1,098
Fraser & Neave, Ltd.                                               1,000             4,444
Fraser & Neave, Ltd. - 100                                         1,800             8,051
Haw Par Corp., Ltd. (a)                                            1,000             2,514
Hotel Properties, Ltd. (a)                                         3,000             1,953
Keppel Corp., Ltd. (a)                                             4,000             9,331
Neptune Orient Lines, Ltd. *                                       7,000             4,043
OverSeas Union Enterprises, Ltd. * (a)                             1,000             4,048
Overseas-Chinese Banking Corp., Ltd.                               9,000            59,618
Parkway Holdings, Ltd.                                             6,000             2,938
SembCorp Industries, Ltd.                                          9,000             6,930
Singapore Airlines, Ltd.                                           6,000            43,822
Singapore Press Holdings, Ltd.                                     3,000            33,800
Singapore Technologies Engineering, Ltd.                          16,000            17,483
Singapore Telecommunications, Ltd.                                48,000            37,231
United Overseas Bank *                                            10,000            71,904
United Overseas Land, Ltd. *                                       3,000             3,057
Venture Manufacturing, Ltd.                                        2,000            15,966
Wing Tai Holdings                                                  4,000             1,653
                                                                              ------------
                                                                                   447,951

SPAIN - 2.42%

Acciona SA (a)                                                       161             7,013
Acerinox SA                                                          335            14,018
ACS, Actividades de Construccion y Servicios SA * (a)                362            11,633
Aguas De Barcelona                                                 1,120            13,160
Altadis SA, Series A                                               2,421            49,878
Amadeus Global Travel Distribution SA, Series A                    2,413            15,413
Autopistas Concesionaria Espanola SA (a)                           2,542            28,190
Banco Bilbao Vizcaya SA *                                         26,661           300,918
Banco Santander Central, Hispano SA *                             37,673           298,575
Corp Mapfre SA                                                     1,026             8,091
Endesa SA (a)                                                      7,458           108,144
Fomento de Construcciones SA * (a)                                   639            15,558
Gas Natural SDG SA (a)                                             1,676            32,216
Grupo Dragados SA                                                  1,344            23,914
Grupo Ferrovial SA                                                   404            10,996
Iberdrola SA (a)                                                   6,298            91,572
Inditex                                                            1,718            36,208
Metrovacesa SA (a)                                                   336             6,946
NH Hoteles SA *                                                      615             7,699
Promotora de Informaciones SA                                        585             4,919
Puleva Biotech SA *                                                   72               296
Repsol-YPF SA                                                      7,998            94,135
Sol Melia SA (a)                                                   1,043             7,906
Telefonica Publicidad e Informacion SA * (a)                       1,168             4,755
Telefonica SA *                                                   40,411           338,599
TelePizza SA *                                                     1,211             1,385
Terra Networks SA * (a)                                            3,575            20,263
Union Electrica Fenosa SA (a)                                      2,249            41,235
Vallehermoso SA                                                    1,471            14,065
Zeltia SA                                                          1,128             8,951
                                                                              ------------
                                                                                 1,616,651

SWEDEN - 1.54%

Assa Abloy AB                                                      2,400            33,738
AssiDoman AB                                                         500            14,112
Atlas Copco AB-A Shares                                            1,100            26,269
Atlas Copco AB-B Shares                                              400             8,988
Drott AB                                                             600             6,904
Electrolux AB, Series B                                            2,800            56,381
Eniro AB                                                           1,400            10,714
Gambro AB, B Shares                                                  600             3,940
Granges AB *                                                         200             3,799
Hennes & Mauritz AB, Series B                                      4,625            92,377
Hoganas AB, B Shares                                                 300             6,448
Holmen AB                                                            400            10,595
Incentive AB, Series A *                                           1,400             9,194
L.M. Ericsson Telefonaktiebolaget, Series B *                     65,500            98,830
Modern Time Group AB, B Shares * (a)                                 350             4,635
Netcom Systems AB *                                                1,000            18,345
Nobel Biocare AB                                                     150            10,030
Nordea AB                                                         20,500           111,264
OM Gruppen AB *                                                      750             5,617
Sandvik AB                                                         1,900            47,333
SAS AB *                                                             400             2,757
Securitas AB, Series B                                             2,500            51,290
Skandia Foersaekrings AB                                           7,600            34,484
Skandinaviska Enskilda Baken, Series A                             5,000            52,376
Skanska AB                                                         3,000            20,679
SKF AB-A Shares                                                      300             7,718
SKF AB-B Shares                                                      400            10,334
SSAB Svenskt Stal AB, Series A                                       400             5,189
SSAB Svenskt Stal AB, Series B                                       200             2,486
Svenska Cellulosa                                                  1,700            60,343
Svenska Handelsbanken AB, A Shares                                 4,800            73,206
Svenska Handelsbanken AB, B Shares                                   400             5,883
Swedish Match AB                                                   3,000            24,750
Telia AB (a)                                                       9,400            26,122
Trelleborg AB                                                        600             5,894
Volvo AB, A Shares                                                   800            16,109
Volvo AB, B Shares                                                 2,300            47,561
WM Data AB *                                                       2,000             3,778
                                                                              ------------
                                                                                 1,030,472

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
SWITZERLAND - 6.66%

ABB, Ltd. *                                                        8,537      $     75,840
Adecco SA                                                          1,037            61,462
Ascom Holding AG *                                                   100               563
Charles Voegele Holding AG *                                          50             1,576
Ciba Specialty Chemicals Holding, Inc.                               560            44,774
Clariant AG                                                        1,216            28,861
Compagnie Financiere Richemont AG *                                4,574           103,808
Credit Suisse Group                                                9,054           286,826
Forbo Holdings AG                                                     10             3,661
Georg Fischer AG *                                                    20             3,929
Givaudan AG                                                           49            19,712
Holcim, Ltd. (a)                                                     228            52,204
Kudelski SA * (a)                                                    280             9,790
Kuoni Reisen Holding *                                                17             4,787
Logitech International SA *                                          419            19,440
Lonza Group AG (a)                                                   410            31,612
Nestle SA                                                          3,501           814,514
Novartis AG                                                       24,318         1,067,122
Phonak Holding AG                                                    332             5,008
PubliGroupe SA *                                                      30             6,939
Roche Holdings  AG - Genusschein                                   5,753           433,934
Roche Holdings AG - Bearer (a)                                       779            88,529
Schindler Holding AG                                                 100            18,103
Serono SA                                                             61            40,121
Societe Generale de Surveillance Holding SA * (a)                     60            19,108
Sulzer AG *                                                           20             4,237
Sulzer Medica AG *                                                    84            13,981
Swatch Group AG                                                    1,000            18,874
Swatch Group AG, B shares (a)                                        254            22,565
Swiss Reinsurance Company                                          2,572           250,906
Swisscom AG                                                          268            77,804
Syngenta AG                                                          914            54,815
Synthes-Stratec, Inc.                                                 36            21,964
Tecan Group AG                                                        79             3,120
UBS AG                                                            11,258           564,976
Unaxis Holding AG                                                    100            11,800
Valora Holding AG                                                     20             4,278
Zurich Financial Services AG                                         748           150,703
                                                                              ------------
                                                                                 4,442,246

UNITED KINGDOM - 21.84%

3I Group                                                           5,546            57,879
Abbey National Benefit Consultants, Ltd.                             887            10,440
Aegis Group PLC                                                    9,102            12,455
Aggreko PLC                                                        3,035             8,375
Airtours PLC *                                                     4,146             9,719
AMEC PLC                                                           2,360            15,058
Amey PLC                                                           1,690             4,625
Amvescap                                                           5,543            45,171
Arm Holdings *                                                     9,350            20,813
Associated British Ports Holdings PLC                              2,788            19,128
AstraZeneca Group PLC                                             15,541           643,545
AWG PLC *                                                          2,150            18,029
BAA PLC *                                                          9,332            85,226
BAE Systems PLC                                                   26,871           137,246
Barclays PLC                                                      59,337           499,384
Barratt Developments                                               2,168            13,883
Bass PLC *                                                         7,466            75,868
BBA Group PLC                                                      3,760            15,794
BG Group PLC                                                      31,279           136,154
BHP Billiton PLC                                                  19,656           107,138
BICC PLC *                                                         4,029            14,374
BOC Group PLC                                                      4,397            68,313
Boots Company                                                      7,626            75,634
BP Amoco PLC *                                                   200,365         1,683,231
BPB PLC *                                                          4,172            22,263
Brambles Industries *                                              7,071            35,388
British Airways *                                                  5,454            15,488
British American Tobacco Australasia, Ltd                         14,748           158,523
British Land Company PLC                                           4,503            38,241
British Sky Broadcasting Group, PLC *                              8,064            77,334
BT Group PLC                                                      76,995           295,824
BTG PLC *                                                            579             3,001
Bunzl PLC                                                          4,105            32,483
Cable & Wireless ADS                                              19,888            50,714
Cadbury Schweppes PLC                                             17,960           134,586
Canary Wharf Group PLC *                                           4,742            32,173
Capita Group                                                       5,916            28,142
Caradon PLC *                                                      2,635             5,604
Carlton Communciations PLC                                         6,036            19,326
Celltech Group PLC *                                               2,681            21,255
Centrica PLC                                                      37,448           115,903
CGU PLC *                                                         20,102           161,671
Chubb                                                              6,921            16,620
Close Brothers Group PLC                                           1,520            14,542
CMG PLC *                                                          4,604             7,090
Compass Group PLC                                                 19,597           118,917
Corus Group *                                                     27,736            35,522
Daily Mail and General Trust                                       2,733            26,126
De Lousiana Rue PLC                                                1,732            13,356
Diageo PLC                                                        29,324           380,919
Dixons Group                                                      16,962            49,459
E D & F Manitoba Group *                                           2,248            35,302
Electrocomponents PLC                                              3,996            22,390
EMI Group PLC                                                      7,470            28,359
FirstGroup PLC                                                     4,187            16,087
FKI PLC *                                                          5,052            12,074
George Wimpey PLC *                                                3,512            14,350
GKN PLC *                                                          6,678            31,334
GlaxoSmithKline PLC                                               54,825         1,185,292
Granada Compass PLC                                               24,723            42,029
Great Portland Estates PLC                                         1,209             4,581
Great University Stores *                                          8,749            80,368
Hammerson PLC                                                      2,334            19,696
Hanson PLC                                                         5,939            42,422
Hanson PLC -AUD                                                      387             2,619
Hays PLC                                                          14,706            34,529
HBOS PLC                                                          33,200           359,391
Hilton Group PLC                                                  14,483            50,401
HSBC Holdings PLC                                                 83,578           961,439
IMI PLC *                                                          3,259            16,136
Imperial Chemical Industries PLC                                  10,749            52,279
Imperial Tobacco                                                   6,337           103,090
International Power PLC *                                          9,989            25,586
Invensys PLC                                                      31,105            42,208
J. Sainsbury PLC *                                                12,447            67,559
Johnson Matthey PLC                                                1,958            29,972
Kidde PLC                                                          9,935            13,027
Kingfisher PLC                                                    11,254            54,264
Land Securities                                                    4,522            59,499
Lattice Group PLC                                                 30,308            79,018
Legal & General Group PLC                                         45,510            90,723
Lloyds TSB Group PLC                                              49,589           493,707
Logica PLC                                                         3,349            10,212
Marconi PLC *                                                     15,805               952
Marks & Spencer Group, PLC                                        22,251           126,455

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                  ------         -----
UNITED KINGDOM - CONTINUED

Misys PLC                                                          5,858      $     21,614
National Grid Group PLC                                           15,682           111,419
Next PLC                                                           2,849            40,484
Nycomed Amersham PLC *                                             6,183            54,676
Ocean Group *                                                      2,507            31,935
P&O Princess Cruises PLC *                                         6,115            38,691
Pace Micro Technology PLC                                          1,258             1,357
Pearson PLC                                                        7,086            70,494
Peninsular & Oriental Steam Navigation Company *                   5,121            18,817
Pilkington PLC                                                     6,940             9,814
Provident Financial PLC                                            2,097            22,093
Prudential Corp.                                                  17,736           162,247
Railtrack Group PLC *                                              3,905            13,247
Rank Group PLC                                                     4,657            18,993
Reckitt & Colman                                                   4,730            84,881
Reed International PLC                                            11,158           106,070
Rentokil Initial PLC                                              16,923            68,890
Reuters Group PLC                                                 12,759            67,697
Rexam PLC                                                          4,082            26,450
Rio Tinto, Ltd.                                                    9,512           174,465
RMC Group PLC                                                      2,528            25,304
Rolls Royce                                                        6,164            15,225
Royal & Sun Alliance                                              12,938            47,540
Royal Bank of Scotland Group                                      24,270           688,261
Safeway                                                            8,936            38,386
Sage Group PLC                                                    10,817            27,954
Schroders PLC                                                      1,690            15,086
Scottish & Newcastle PLC                                           5,202            48,222
Scottish Hydro                                                     7,499            74,202
Scottish Power                                                    16,296            87,643
Securicor                                                          4,375             7,921
Serco Group PLC                                                    4,450            13,635
Severn Trent PLC                                                   2,781            30,656
Shell Transport & Trading Company PLC                             86,943           656,161
Signet Group PLC                                                  13,218            19,095
Slough Estates PLC                                                 3,255            18,019
Smith & Nephew PLC                                                 8,176            45,375
Smiths Industries PLC                                              4,914            63,833
Spirent PLC                                                        7,170             9,456
SSL International PLC                                              1,739             9,482
Stagecoach Holdings PLC                                            7,461             7,138
Tate & Lyle PLC                                                    3,723            19,924
Taylor Woodrow PLC                                                 5,265            14,449
Telewest Communications PLC *                                      9,943               465
Tesco PLC                                                         61,390           223,232
The Berkeley Group PLC *                                           1,243            13,659
Thus Group PLC *                                                   6,950             1,272
Unilever PLC                                                      24,533           223,677
United Business Media PLC *                                        3,241            21,495
United Utilities PLC *                                             4,760            44,342
Vodafone Group PLC                                               607,412           833,482
Whitbread & Company PLC                                            2,217            20,703
Wolseley PLC                                                       4,977            50,461
WPP Group PLC                                                     10,281            86,839
Yorkshire Water PLC *                                              3,456            22,499
                                                                              ------------
                                                                                14,564,729

UNITED STATES - 0.01%

Newmont Mining Corp. (a)                                           1,637             4,423
                                                                              ------------

TOTAL COMMON STOCK
(Cost: $69,678,179)                                                           $ 54,856,567
                                                                              ------------


PREFERRED STOCK - 0.50%

AUSTRALIA - 0.12%

News Corp., Ltd. -  Limited Voting Shares                         17,067      $     78,607
                                                                              ------------

GERMANY - 0.38%

MAN AG (a)                                                           200             3,545
Munchener Ruckversicherungs-Gesellschaft AG * (a)                    900           212,922
RWE AG                                                               300             9,723
Volkswagen AG - Non Voting Preferred                                 800            25,945
                                                                              ------------
                                                                                   252,135

NEW ZEALAND - 0.00%

Fletcher Challenge *                                               9,700             1,085
                                                                              ------------

TOTAL PREFERRED STOCK
(Cost: $450,843)                                                              $    331,827
                                                                              ------------

RIGHTS - 0.00%

AUSTRIA - 0.00%

Erste Bank Der Oester *                                              241                 0
                                                                              ------------

FRANCE - 0.00%

Alstom *                                                           1,228               484
                                                                              ------------

HONG KONG - 0.00%

Cheung Kong Holdings, Ltd.                                           480                 0
                                                                              ------------

UNITED KINGDOM - 0.00%

TI Automotive, Ltd., A Shares                                      2,263                 0
                                                                              ------------

TOTAL RIGHTS
(Cost: $0)                                                                    $        484
                                                                              ------------

                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                              ------             -----
SHORT TERM INVESTMENTS - 15.17%

Navigator Securities Lending Trust, 1.95%                   $  9,716,802      $  9,716,802
United States Treasury Bills,
  1.69% due 09/19/2002****                                       100,000            99,624
  1.71% due 07/25/2002****                                       100,000            99,886
  1.715% due 08/08/2002****                                      200,000           199,638
                                                                              ------------
                                                                              $ 10,115,950

REPURCHASE AGREEMENTS - 2.08%

Repurchase Agreement with State Street Corp. dated
   06/28/2002 at 1.80%, to be repurchased at $1,392,209
   on 07/01/2002, collateralized by $1,430,000 U.S.
   Treasury Bills, 1.57% due 09/19/2002 (valued at
   $1,424,638 including interest)                           $  1,392,000      $  1,392,000
                                                                              ------------

TOTAL INVESTMENTS (INTERNATIONAL INDEX TRUST)
(Cost: $81,636,972)                                                           $ 66,696,345
                                                                              ============

The Trust had the following industry concentrations as of June 30, 2002 (as a percentage of total value of investments):

Banking                                                                   14.57%
Drugs & Healthcare                                                         8.98%
Financial Services                                                         6.94%
Insurance                                                                  6.29%
Petroleum Services                                                         4.38%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

MID CAP INDEX TRUST

                                                              SHARES          VALUE
                                                              ------          -----
COMMON STOCK - 87.27%

AEROSPACE - 0.18%

Precision Castparts Corp. *                                    6,235       $    205,755
                                                                           ------------

AIR TRAVEL - 0.09%

Alaska Air Group, Inc. *                                       3,188             83,207
Atlas Air, Inc. * (a)                                          4,595             17,001
                                                                           ------------
                                                                                100,208

APPAREL & TEXTILES - 0.90%

Coach, Inc. *                                                  5,304            291,190
Mohawk Industries, Inc. *                                      7,867            484,056
Timberland Company, Class A *                                  4,665            167,100
Unifi, Inc. *                                                  6,469             70,512
                                                                           ------------
                                                                              1,012,858

AUTO PARTS - 0.89%

Arvinmeritor, Inc. *                                           8,015            192,360
BorgWarner, Inc. *                                             3,168            182,984
Federal Signal Corp. (a)                                       5,411            129,864
Gentex Corp. *                                                 9,021            247,807
Modine Manufacturing Company                                   4,009             98,541
Superior Industries International, Inc.                        3,113            143,976
                                                                           ------------
                                                                                995,532

AUTO SERVICES - 0.51%

Copart, Inc. *                                                10,889            176,728
Pennzoil-Quaker State Company *                                9,557            205,762
United Rentals, Inc. *                                         8,811            192,080
                                                                           ------------
                                                                                574,570

AUTOMOBILES - 0.32%

Lear Corp. *                                                   7,716            356,865
                                                                           ------------

BANKING - 8.94%

Associated Banc-Corp *                                         8,683            327,436
Astoria Financial Corp.                                       11,088            355,370
Bank of  Hawaii Corp. *                                        9,230            258,440
Banknorth Group, Inc.                                         18,246            474,761
City National Corp.                                            5,784            310,890
Colonial Bancgroup, Inc.                                      13,846            207,690
Commerce Bancorp, Inc. *                                       7,950            351,390
First Virginia Banks, Inc. *                                   5,747            308,154
FirstMerit Corp. *                                            10,195            281,178
Golden State Bancorp, Inc. *                                  16,316            591,455
Greater Bay Bancorp (a)                                        6,013            184,960
Greenpoint Financial Corp. *                                  12,036            590,968
Hibernia Corp., Class A *                                     19,114            378,266
Independence Community Bank Corp.                              7,068            203,064
Investors Financial Services Corp.                             7,710            258,593
M&T Bank Corp. *                                              11,166            957,596
Mercantile Bankshares Corp.                                    8,390            344,242
National Commerce Financial Corp. *                           24,457            643,219
New York Community Bancorp, Inc.                              12,906            349,753
North Fork BanCorp, Inc.                                      19,508            776,613
Provident Financial Group, Inc. * (a)                          5,912            171,507
Roslyn Bancorp, Inc.                                          10,566            230,656
Silicon Valley Bancshares *                                    5,554            146,403
Sovereign Bancorp, Inc. *                                     30,808            460,580
TCF Financial Corp.                                            9,206            452,015
Westamerica BanCorp                                            4,156            162,832
Wilmington Trust Corp.                                         7,850            239,425
                                                                           ------------
                                                                             10,017,456

BIOTECHNOLOGY - 1.75%

Covance, Inc. * (a)                                            7,250            135,938
Gilead Sciences, Inc. *                                       23,241            764,164
IDEC Pharmaceuticals Corp. * (a)                              18,329            649,763
Millennium Pharmaceuticals, Inc. *                            33,642            408,750
                                                                           ------------
                                                                              1,958,615

BROADCASTING - 1.31%

Belo Corp., Series A *                                        13,229            299,108
Emmis Communications Corp., Class A *                          6,189            131,145
Entercom Communications Corp. *                                5,873            269,571
Hispanic Broadcasting Corp. *                                 13,036            340,239
Westwood One, Inc. *                                          12,894            430,917
                                                                           ------------
                                                                              1,470,980

BUILDING MATERIALS & CONSTRUCTION - 0.61%

Dycom Industries, Inc. * (a)                                   5,741             67,112
Harsco Corp. *                                                 4,803            180,113
Jacobs Engineering Group, Inc. *                               6,470            225,027
RPM, Inc. *                                                   13,514            206,088
                                                                           ------------
                                                                                678,340

BUSINESS SERVICES - 6.86%

Acxiom Corp. * (a)                                            10,475            183,208
Affiliated Computer Services, Inc., Class A *                 15,776            749,045
Banta Corp. *                                                  2,967            106,515
BISYS Group, Inc. *                                           14,286            475,724
Catalina Marketing Corp. *                                     6,623            186,901
Ceridian Corp. *                                              17,582            333,706
Certegy, Inc. *                                                8,264            306,677
ChoicePoint, Inc. *                                           10,074            458,065
CSG Systems International, Inc. *                              6,375            122,018
DeVry, Inc. *                                                  8,391            191,650
DST Systems, Inc. *                                           14,466            661,241
Dun & Bradstreet Corp. *                                       8,909            294,442
Gartner Group, Inc., Class B *                                10,171             95,607
Harte-Hanks, Inc.                                             11,364            233,530
Kelly Services, Inc., Class A *                                4,311            116,440
Korn/Ferry International * (a)                                 4,541             41,323
Legato Systems, Inc. *                                        13,496             48,586
Manpower, Inc. *                                               9,139            335,858
MPS Group, Inc. *                                             11,800            100,300
Quanta Services, Inc. *                                        7,302             72,071
Reynolds & Reynolds Company, Class A *                         8,419            235,311
Rollins, Inc. *                                                3,613             73,488
RSA Security, Inc. * (a)                                       6,752             32,477
SEI Investment Company                                        12,983            365,731
Sothebys Holdings, Inc., Class A * (a)                         7,368            104,994
SunGuard Data Systems, Inc. *                                 33,585            889,331
Sykes Enterprises, Inc. *                                      4,832             37,153
The Titan Corp. *                                              9,119            166,787
Valassis Communications, Inc. *                                6,436            234,914
Viad Corp. *                                                  10,686            277,836
Wallace Computer Series, Inc. *                                4,925            105,888
Wind River Systems, Inc. * (a)                                 9,378             46,984
                                                                           ------------
                                                                              7,683,801

CHEMICALS - 2.31%

A. Schulman, Inc. *                                            3,511             75,307
Airgas, Inc. *                                                 8,385            145,061
Albemarle Corp. *                                              5,468            168,141
Cabot Corp. *                                                  7,477            214,216
Cabot Microelectronics Corp. * (a)                             2,903            125,293
Crompton Corp. *                                              13,582            173,171
Cytec Industries, Inc. *                                       4,772            150,032
Ferro Corp. *                                                  4,660            140,499

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                              SHARES          VALUE
                                                              ------          -----
CHEMICALS - CONTINUED

FMC Corp. *                                                    3,752       $    113,198
H.B. Fuller Company                                            3,400             99,586
IMC Global, Inc. *                                            13,810            172,625
Lubrizol Corp. *                                               6,143            205,790
Lyondell Chemical Company *                                   14,129            213,348
Minerals Technologies, Inc. *                                  2,353            116,050
Olin Corp. * (a)                                               5,221            115,645
Solutia, Inc. *                                               12,572             88,255
Valspar Corp. * (a)                                            5,961            269,080
                                                                           ------------
                                                                              2,585,297

COMPUTERS & BUSINESS EQUIPMENT - 1.75%

3Com Corp. *                                                  42,323            186,221
Diebold, Inc.                                                  8,581            319,557
GTECH Holdings Corp. *                                         6,886            175,869
Henry, Jack & Associates, Inc.                                10,738            179,217
Infocus Corp. * (a)                                            4,689             55,236
National Instruments Corp. *                                   6,154            200,374
Plexus Corp. * (a)                                             5,032             91,079
Quantum Corp. *                                               18,710             78,582
Sandisk Corp. * (a)                                            8,207            101,767
Storage Technology Corp. *                                    12,641            201,877
Sybase, Inc. *                                                11,869            125,218
Tech Data Corp. *                                              6,624            250,718
                                                                           ------------
                                                                              1,965,715

CONSTRUCTION MATERIALS - 0.41%

Granite Construction, Inc. *                                   4,941            125,007
Martin Marietta Materials, Inc. *                              5,832            227,448
Trinity Industries, Inc. (a)                                   5,287            109,547
                                                                           ------------
                                                                                462,002

CONSTRUCTION & MINING EQUIPMENT - 0.15%

FMC Technologies, Inc. *                                       7,812            162,177
                                                                           ------------

CONTAINERS & GLASS - 0.57%

Longview Fibre Company *                                       6,139             57,829
Packaging Corp of America *                                   12,689            252,384
Sonoco Products Company                                       11,486            325,284
                                                                           ------------
                                                                                635,497

CRUDE PETROLEUM & NATURAL GAS - 1.75%

Helmerich & Payne, Inc.                                        5,992            214,034
National Oilwell, Inc. *                                       9,722            204,648
Ocean Energy, Inc. *                                          20,649            447,464
Patterson Energy, Inc. *                                       9,177            259,067
Pioneer Natural Resources Company *                           13,708            357,093
Valero Energy Corp. *                                         12,771            477,891
                                                                           ------------
                                                                              1,960,197

DOMESTIC OIL - 0.76%

Forest Oil Corp. *                                             5,617            159,691
Murphy Oil Corp. *                                             5,446            449,295
Noble Energy, Inc. *                                           6,802            245,212
                                                                           ------------
                                                                                854,198

DRUGS & HEALTH CARE - 2.76%

Apogent Technologies, Inc. *                                  12,795            263,193
Beckman Coulter, Inc. *                                        7,372            367,863
Edwards Lifesciences Corp. *                                   7,116            165,091
Health Net, Inc. *                                            14,851            397,561
Henry Schein, Inc. *                                           5,130            228,285
Hillenbrand Industries, Inc.                                   7,537            423,203
Ivax Corp. *                                                  23,721            256,187
Lifepoint Hospitals, Inc. *                                    4,720            171,383
Pacificare Health Systems, Inc. * (a)                          4,150            112,880
Perrigo Company *                                              8,819            114,647
Sepracor, Inc. * (a)                                           9,364             89,426
Trigon Healthcare, Inc. *                                      4,301            432,595
VISX, Inc. *                                                   6,601             71,951
                                                                           ------------
                                                                              3,094,265

EDUCATIONAL SERVICES - 0.24%

Education Management Corp. *                                   4,177            170,129
Sylvan Learning Systems, Inc. * (a)                            4,655             92,821
                                                                           ------------
                                                                                262,950

ELECTRICAL EQUIPMENT - 0.35%

AMETEK, Inc. *                                                 3,942            146,839
Hubbell, Inc., Class B *                                       7,045            240,587
                                                                           ------------
                                                                                387,426

ELECTRIC UTILITIES - 3.78%

Allete, Inc.                                                  10,103            273,791
Alliant Corp. *                                               10,522            270,415
Black Hills Corp.                                              3,186            110,268
Cleco Corp.                                                    5,406            118,391
Conectiv, Inc. *                                              10,661            275,160
DPL, Inc. *                                                   15,204            402,146
DQE, Inc. * (a)                                                6,717             94,038
GrafTech International, Ltd. *                                 6,703             82,447
Great Plains Energy, Inc. *                                    7,436            151,323
Hawaiian Electric Industries, Inc. * (a)                       4,330            184,242
IDACORP, Inc. * (a)                                            4,503            124,733
Northeast Utilities                                           16,842            316,798
NSTAR *                                                        6,374            285,428
OGE Energy Corp. * (a)                                         9,365            214,084
PNM Resources, Inc.                                            4,701            113,764
Potomac Electric Power Company *                              12,911            277,328
Puget Energy, Inc.                                            10,420            215,173
Sierra Pacific Resources * (a)                                12,270             95,706
Westar Energy, Inc. *                                          8,424            129,308
Wisconsin Energy Corp. *                                      14,000            353,780
WPS Resources Corp. * (a)                                      3,702            151,153
                                                                           ------------
                                                                              4,239,476

ELECTRONICS - 2.12%

Arrow Electronics, Inc. *                                     11,981            248,606
Avnet, Inc. *                                                 14,258            313,533
FEI Company * (a)                                              3,844             94,216
Kemet Corp. *                                                 10,318            184,280
L-3 Communications Holdings, Inc. * (a)                        9,424            508,896
Mentor Graphics Corp. *                                        7,750            110,205
Polycom, Inc. *                                               11,993            143,796
Sequa Corp., Class A *                                         1,248             81,607
Teleflex, Inc.                                                 4,671            266,948
Vishay Intertechnology, Inc. *                                19,141            421,102
                                                                           ------------
                                                                              2,373,189

ENERGY - 0.48%

Energy East Corp.                                             14,042            317,349
MDU Resources Group, Inc. *                                    8,398            220,784
                                                                           ------------
                                                                                538,133

FINANCIAL SERVICES - 3.61%

A.G. Edwards, Inc. *                                           9,588            372,685
Americredit Corp. * (a)                                       10,200            286,110
Arthur J. Gallagher & Company                                 10,180            352,737
Compass Bancshares, Inc.                                      15,323            514,853
E*TRADE Group, Inc. *                                         44,782            244,510
Eaton Vance Corp. *                                            8,320            259,584

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                              SHARES          VALUE
                                                              ------          -----
FINANCIAL SERVICES -CONTINUED

IndyMac Bancorp, Inc. *                                        7,234       $    164,067
Investment Technology Group, Inc. *                            5,838            190,903
Labranche & Company, Inc. * (a)                                7,056            161,582
Legg Mason, Inc. *                                             8,028            396,101
Leucadia National Corp. *                                      6,648            210,476
Metris Companies, Inc. * (a)                                   7,663             63,679
NCO Group, Inc. *                                              3,102             67,562
Neuberger Berman, Inc. * (a)                                   8,458            309,563
Waddell & Reed Financial, Inc., Class A                        9,618            220,445
Webster Financial Corp.                                        5,921            226,419
                                                                           ------------
                                                                              4,041,276

FOOD & BEVERAGES - 3.64%

Bob Evans Farms, Inc. *                                        4,203            132,310
Constellation Brands, Inc., Class A *                         10,519            336,608
Dean Foods Company *                                          10,456            390,009
Dole Food, Inc.                                                6,713            193,670
Dreyers Grand Ice Cream, Inc. *                                4,143            284,210
Hormel Foods Corp. *                                          16,671            399,104
Interstate Bakeries Corp. *                                    5,200            150,176
McCormick & Company, Inc.                                     16,666            429,149
PepsiAmericas, Inc. *                                         18,734            279,886
Sensient Technologies Corp. *                                  5,688            129,459
Smithfield Foods, Inc. *                                      13,410            248,755
The J.M. Smucker Company *                                     6,043            206,248
Tootsie Roll Industries, Inc. *                                6,252            241,077
Tyson Foods, Inc., Class A *                                  42,537            659,749
                                                                           ------------
                                                                              4,080,410

FOREST PRODUCTS - 0.14%

Rayonier, Inc. *                                               3,277            160,999
                                                                           ------------

FURNITURE & FIXTURES - 0.18%

Furniture Brands International, Inc. *                         6,561            198,470
                                                                           ------------

GAS & PIPELINE UTILITIES - 2.30%

AGL Resources, Inc. *                                          6,678            154,930
American Water Works Company, Inc.                            12,017            519,254
Aquila, Inc. *                                                16,883            135,064
Equitable Resources, Inc.                                      7,686            263,630
National Fuel Gas Company                                      9,571            215,443
ONEOK, Inc. *                                                  7,176            157,513
Questar Corp. *                                                9,788            241,764
SCANA Corp.                                                   12,587            388,561
Vectren Corp. *                                                8,136            204,214
Western Gas Resources, Inc. * (a)                              3,926            146,832
WGL Holdings, Inc.                                             5,837            151,178
                                                                           ------------
                                                                              2,578,383

HEALTHCARE PRODUCTS - 1.76%

Apria Healthcare Group, Inc. *                                 6,550            146,720
Cytyc Corp. *                                                 14,624            111,435
DENTSPLY International, Inc.                                   9,356            345,330
Mylan Laboratories, Inc. *                                    15,127            474,231
Patterson Dental Company *                                     8,131            409,233
STERIS Corp. *                                                 8,344            159,454
Varian Medical Systems, Inc. *                                 8,098            328,374
                                                                           ------------
                                                                              1,974,777

HEALTHCARE SERVICES - 3.00%

Express Scripts, Inc., Class A *                               9,515            476,797
First Health Group Corp. *                                    11,972            335,695
Lincare Holdings, Inc. *                                      12,945            418,123
Omnicare, Inc. *                                              11,228            294,847
Oxford Health Plans, Inc. *                                   10,520            488,759
Quest Diagnostics, Inc. *                                     11,573            995,857
Universal Health Services, Inc., Class B *                     7,197            352,653
                                                                           ------------
                                                                              3,362,731

HOLDINGS COMPANIES/CONGLOMERATES - 0.08%

Horace Mann Educators Corp. * (a)                              4,895             91,390
                                                                           ------------

HOMEBUILDERS - 1.06%

Clayton Homes, Inc. *                                         16,540            261,332
D.R. Horton, Inc.                                             17,475            454,874
Lennar Corp. *                                                 7,720            472,464
                                                                           ------------
                                                                              1,188,670

HOTELS & RESTAURANTS - 1.76%

Brinker International, Inc. *                                 11,685            370,999
CBRL Group, Inc. *                                             6,689            204,148
Extended Stay America, Inc. *                                 11,241            182,329
Mandalay Resort Group *                                        8,507            234,538
Outback Steakhouse, Inc. *                                     9,197            322,815
Papa Johns International, Inc. * (a)                           2,512             83,876
Park Place Entertainment Corp. *                              36,206            371,111
The Cheesecake Factory, Inc. *                                 5,823            206,600
                                                                           ------------
                                                                              1,976,416

HOUSEHOLD APPLIANCES - 0.16%

Blyth Industries, Inc.                                         5,658            176,643
                                                                           ------------

HOUSEHOLD PRODUCTS - 0.60%

Church & Dwight, Inc. * (a)                                    4,699            147,220
Dial Corp. *                                                  11,402            228,268
Energizer Holdings, Inc. *                                    10,982            301,126
                                                                           ------------
                                                                                676,614

INDUSTRIAL MACHINERY - 1.34%

AGCO Corp. *                                                   8,653            168,733
Albany International Corp., Class A                            3,753            100,993
Donaldson Company, Inc.                                        5,303            185,817
Flowserve Corp. *                                              6,290            187,442
Grant Prideco, Inc. *                                         13,146            178,786
Kaydon Corp. *                                                 3,596             84,902
Kennametal, Inc. *                                             3,734            136,664
Pentair, Inc.                                                  5,896            283,480
Stewart & Stevenson Services, Inc. *                           3,419             60,653
Tecumseh Products Company, Class A *                           2,221            117,891
                                                                           ------------
                                                                              1,505,361

INSURANCE - 3.64%

Allmerica Financial Corp.                                      6,356            293,647
American Financial Group, Inc.                                 8,209            196,195
Amerus Group Company *                                         4,745            176,040
Everest Re Group, Ltd.                                         6,160            344,652
Fidelity National Financial, Inc.                             11,324            357,838
HCC Insurance Holdings, Inc. *                                 7,293            192,171
Mony Group, Inc. *                                             5,721            194,571

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                              SHARES          VALUE
                                                              ------          -----
INSURANCE - CONTINUED

Ohio Casualty Corp. * (a)                                      7,234       $    151,191
Old Republic International Corp.                              14,294            450,261
Protective Life Corp.                                          8,239            272,711
Radian Group, Inc. *                                          11,271            550,588
Stancorp Financial Group, Inc. *                               3,596            199,578
The PMI Group, Inc.                                           10,706            408,969
Unitrin, Inc.                                                  8,118            290,381
                                                                           ------------
                                                                              4,078,793

INTERNATIONAL OIL - 0.53%

Weatherford International, Ltd. *                             13,793            595,858
                                                                           ------------

INTERNET SOFTWARE - 0.26%

Internet Security Systems, Inc. * (a)                          5,743             75,348
Macromedia, Inc. *                                             7,072             62,729
Retek, Inc. * (a)                                              6,122            148,764
                                                                           ------------
                                                                                286,841

LEISURE TIME - 0.50%

Callaway Golf Company * (a)                                    9,359            148,247
International Speedway Corp., Class A *                        6,390            256,239
Six Flags, Inc. * (a)                                         11,105            160,467
                                                                           ------------
                                                                                564,953

LIFE SCIENCES - 0.15%

Incyte Pharmacuticals, Inc. *                                  7,981             58,022
Protein Design Laboratories, Inc. *                           10,569            114,779
                                                                           ------------
                                                                                172,801

MANUFACTURING - 0.88%

Lancaster Colony Corp. *                                       4,421            157,653
Nordson Corp. *                                                3,990             98,393
SPX Corp. *                                                    4,842            568,935
York International Corp. *                                     4,673            157,901
                                                                           ------------
                                                                                982,882

MEDICAL-HOSPITALS - 0.33%

Triad Hospitals, Inc. *                                        8,659            366,968
                                                                           ------------

MINING - 0.13%

Arch Coal, Inc. *                                              6,291            142,869
                                                                           ------------

NEWSPAPERS - 0.72%

Lee Enterprises, Inc. *                                        5,305            185,675
Washington Post Company, Class B *                             1,141            621,845
                                                                           ------------
                                                                                807,520

OFFICE FURNISHINGS & SUPPLIES - 0.34%

HON Industries, Inc.                                           7,047            191,819
Miller Herman, Inc. *                                          9,102            184,771
                                                                           ------------
                                                                                376,590

PAPER - 0.58%

Bowater, Inc. *                                                6,567            357,048
P.H. Glatfelter Company *                                      5,134             96,519
Potlatch Corp. *                                               3,399            115,634
Wausau-Mosinee Paper Corp. *                                   6,190             74,589
                                                                           ------------
                                                                                643,790

PETROLEUM SERVICES - 1.74%

Cooper Cameron Corp. *                                         6,485            314,004
ENSCO International, Inc. *                                   16,183            441,148
Hanover Compressor Company * (a)                               7,590            102,465
Pride International, Inc. *                                   15,960            249,934
Smith International, Inc. * (a)                                5,937            404,844
Tidewater, Inc. *                                              7,276            239,526
Varco International, Inc. *                                   11,534            202,306
                                                                           ------------
                                                                              1,954,227

PHARMACEUTICALS - 0.87%

AdvancePCS *                                                  11,105            265,854
Barr Laboratories, Inc. * (a)                                  5,181            329,149
ICN Pharmaceuticals, Inc. (a)                                  9,800            237,258
Vertex Pharmaceuticals, Inc. *                                 9,009            146,666
                                                                           ------------
                                                                                978,927

POLLUTION CONTROL - 0.35%

Republic Services, Inc., Class A *                            20,323            387,560
                                                                           ------------

PUBLISHING - 0.51%

Media General, Inc., Class A                                   2,761            165,660
Readers Digest Association, Inc., Class A *                   11,970            224,198
Scholastic Corp. *                                             4,676            177,220
                                                                           ------------
                                                                                567,078

RAILROADS & EQUIPMENT - 0.27%

GATX Corp. (a)                                                 5,850            176,085
J.B. Hunt Transport Services, Inc. *                           4,323            127,615
                                                                           ------------
                                                                                303,700

REAL ESTATE - 0.45%

Hospitality Properties Trust, SBI *                            7,514            274,261
New Plan Excel Realty Trust, Inc. * (a)                       11,220            233,713
                                                                           ------------
                                                                                507,974

RETAIL GROCERY - 0.37%

Ruddick Corp. *                                                5,575             94,552
Whole Foods Market, Inc. * (a)                                 6,700            323,074
                                                                           ------------
                                                                                417,626

RETAIL TRADE - 4.23%

99 Cents Only Stores *                                         8,308            213,100
Abercrombie & Fitch Company, Class A *                        11,883            286,618
American Eagle Outfitters, Inc. *                              8,639            182,628
Barnes & Noble, Inc. *                                         8,075            213,422
BJ's Wholesale Club, Inc. *                                    8,681            334,219
Borders Group, Inc. *                                          9,794            180,210
CDW Computer Centers, Inc. *                                  10,608            496,560
Claire's Stores, Inc.                                          5,863            134,263
Dollar Tree Stores, Inc. *                                    13,493            531,759
Fastenal Company (a)                                           9,119            351,173
Longs Drug Stores Corp. *                                      4,556            128,889
Michael's Stores, Inc. *                                       7,890            307,710
Payless ShoeSource, Inc. *                                     2,671            153,983
Ross Stores, Inc.                                              9,557            389,448
Saks, Inc. *                                                  17,059            219,038
The Neiman Marcus Group, Inc., Class A * (a)                   5,733            198,935
Williams-Sonoma, Inc. *                                       13,700            420,042
                                                                           ------------
                                                                              4,741,997

SEMICONDUCTORS - 3.26%

Atmel Corp. *                                                 55,952            350,260
Cirrus Logic, Inc. *                                           9,899             72,956
Credence Systems Corp. *                                       7,250            128,832

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                              SHARES          VALUE
                                                              ------          -----
SEMICONDUCTORS - CONTINUED

Cree, Inc. * (a)                                               8,727       $    115,458
Cypress Semiconductor Corp. *                                 14,456            219,442
Fairchild Semiconductor Corp., Class A *                      13,550            329,265
Integrated Device Technology, Inc. *                          12,543            227,530
International Rectifier Corp. *                                7,621            222,152
Intersil Corp., Class A *                                     16,306            348,622
Lam Research Corp. * (a)                                      15,127            271,983
Lattice Semiconductor Corp. *                                 13,144            114,879
LTX Corp. * (a)                                                5,834             83,310
Micrel, Inc. *                                                11,163            160,524
Microchip Technology, Inc. *                                  23,975            657,634
MIPS Technologies, Inc., Class B *                             4,692             26,134
Semtech Corp. *                                                8,467            226,069
Triquint Semiconductor, Inc. *                                15,655            100,349
                                                                           ------------
                                                                              3,655,399

SOFTWARE - 3.61%

Activision, Inc. *                                             6,523            189,558
Advent Software, Inc. * (a)                                    4,064            104,445
Ascential Software Corp. *                                    31,172             86,970
Avocent Corp. *                                                5,361             85,347
Cadence Design Systems, Inc. *                                29,387            473,718
Checkfree Corp. * (a)                                          9,301            145,468
Electronic Arts, Inc. *                                       16,578          1,094,977
Imation Corp. *                                                4,200            124,992
Keane, Inc. *                                                  9,072            112,493
Macrovision Corp. *                                            6,092             79,866
McDaTa Corp., Class A *                                       13,509            119,014
Networks Associates, Inc. *                                   16,910            325,856
Symantec Corp. * (a)                                          17,096            561,604
Synopsys, Inc. *                                               9,041            495,537
Transaction Systems Architects, Inc., Class A *                4,244             49,909
                                                                           ------------
                                                                              4,049,754

STEEL - 0.22%

Alaska Steel Holding Corp. *                                  12,947            165,851
Carpenter Technology Corp. *                                   2,666             76,808
                                                                           ------------
                                                                                242,659

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.02%

ADTRAN, Inc. *                                                 4,743             90,112
Advanced Fibre Communications, Inc. *                          9,849            162,902
Commscope, Inc. *                                              7,418             92,725
Harris Corp. *                                                 7,948            288,035
Newport Corp. * (a)                                            4,404             68,967
Plantronics, Inc. * (a)                                        5,574            105,962
Powerwave Technologies, Inc. *                                 7,836             71,778
Price Communications Corp. *                                   6,596            105,536
RF Micro Devices, Inc. *                                      20,114            153,269
                                                                           ------------
                                                                              1,139,286

TELEPHONE - 0.44%

Broadwing, Inc. * (a)                                         26,287             68,346
Telephone & Data Systems, Inc.                                 7,038            426,151
                                                                           ------------
                                                                                494,497

TIRES & RUBBER - 0.21%

Bandag, Inc. *                                                 2,481             70,262
Carlisle Companies, Inc. *                                     3,637            163,592
                                                                           ------------
                                                                                233,854

TOBACCO - 0.64%

R.J. Reynolds Tobacco Holdings, Inc.                          11,207            602,376
Universal Corp. *                                              3,169            116,303
                                                                           ------------
                                                                                718,679

TRANSPORTATION - 0.49%

Alexander & Baldwin, Inc. *                                    4,866            124,229
C. H. Robinson Worldwide, Inc. *                              10,156            340,531
Overseas Shipholding Group, Inc. *                             4,117             86,786
                                                                           ------------
                                                                                551,546

TRUCKING & FREIGHT - 1.11%

Airborne, Inc. *                                               5,781            110,995
CNF Transportation, Inc. *                                     5,870            222,943
EGL, Inc. * (a)                                                5,743             97,401
Expeditores International of Washington, Inc.                 12,402            411,251
Pittston Brink's Group *                                       6,522            156,528
Swift Transportation, Inc. *                                  10,241            238,615
                                                                           ------------
                                                                              1,237,733

TOTAL COMMON STOCK
(Cost: $103,940,449)                                                       $ 97,790,003
                                                                           ------------


WARRANTS - 0.00%

BANKING - 0.00%

Dime Bancorp, Inc. *                                           3,798                380
                                                                           ------------

TOTAL WARRANTS
(Cost: $1,442)                                                             $        380
                                                                           ------------

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SHORT TERM INVESTMENTS - 8.58%
Navigator Securities Lending Trust, 1.95%
                                                        $  9,219,073       $  9,219,073
United States Treasury Bills,
  1.68% due 08/08/2002 ****                                  100,000             99,826
  1.66% due 08/29/2002 ****                                  300,000            299,196
                                                                           ------------
                                                                           $  9,618,095

REPURCHASE AGREEMENTS - 4.15%

Repurchase Agreement with State Street Corp., dated 06/28/2002 at 1.80%, to be repurchased at $4,652,698 on 07/01/2002, collateralized by
   $4,765,000 U.S. Treasury Bills, 1.58% due
   09/19/2002 (valued at $4,747,131 including
   interest)

                                                        $  4,652,000       $  4,652,000
                                                                           ------------

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $118,211,986)                                                       $112,060,478
                                                                           ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX TRUST

                                                                     SHARES         VALUE
                                                                     ------         -----
COMMON STOCK - 91.23%

ADVERTISING - 0.21%

Avenue A., Inc. * (a)                                                   200      $        712
DoubleClick, Inc. *                                                     687             5,098
Grey Global Group, Inc. *                                                 8             5,520
HA-LO Industries, Inc. *                                                200                 3
Lamar Advertising Company, Class A *                                    553            20,577
Omnicom Group, Inc. *                                                 1,026            46,991
The Interpublic Group of Companies, Inc. *                            2,205            54,596
TMP Worldwide, Inc. *                                                   564            12,126
Ventiv Health, Inc. *                                                   100               282
                                                                                 ------------
                                                                                      145,905

AEROSPACE - 1.65%

AAR Corp. *                                                             100             1,020
Aeroflex, Inc. *                                                        250             1,738
Alliant Techsystems, Inc. *                                             240            15,312
B.F. Goodrich Company                                                   573            15,654
BE Aerospace, Inc. *                                                    100             1,318
Boeing Company *                                                      4,827           217,215
DRS Technologies, Inc. *                                                176             7,524
Esterline Technologies Corp. *                                          100             2,270
GenCorp, Inc. *                                                         218             3,117
General Dynamics Corp.                                                1,127           119,857
Heico Corp., Class A *                                                  295             3,304
Honeywell International, Inc. *                                       4,534           159,733
Ladish, Inc. *                                                          203             2,477
Lockheed Martin Corp. *                                               2,410           167,495
Northrop Grumman Corp. *                                                635            79,375
Orbital Sciences Corp., Class A * (a)                                   198             1,578
Precision Castparts Corp. *                                             235             7,755
Raytheon Company *                                                    2,121            86,431
Rockwell Collins, Inc. *                                                917            25,144
Teledyne Technologies, Inc. *                                           100             2,075
Textron, Inc.                                                           860            40,334
United Defense Industries, Inc. *                                       272             6,256
United Technologies Corp.                                             2,607           177,015
Viasat, Inc. * (a)                                                      116               978
Woodward Governor Company *                                              45             2,660
                                                                                 ------------
                                                                                    1,147,635

AGRICULTURE - 0.06%

Bunge, Ltd. *                                                           667            14,074
Cadiz, Inc. * (a)                                                       219             1,861
Delta & Pine Land Company *                                             368             7,397
Fresh Del Monte Produce, Inc.                                           290             7,250
Lesco, Inc. *                                                           100             1,154
Monsanto Company *                                                      139             2,474
Tejon Ranch Company *                                                   289             9,421
                                                                                 ------------
                                                                                       43,631

AIR TRAVEL - 0.18%

Airtran Holdings, Inc. *                                                290             1,551
Alaska Air Group, Inc. *                                                100             2,610
America West Holding Corp., Class B *                                   100               274
Atlantic Coast Airlines Holdings, Inc. *                                200             4,340
Atlas Air, Inc. * (a)                                                   149               551
Continental Airlines, Inc., Class B * (a)                               497             7,843
Delta Air Lines, Inc. *                                                 629            12,580
Frontier Airlines, Inc. *                                               150             1,220
Mesa Air Group, Inc. *                                                  100               920
Mesaba Holdings, Inc. *                                                 100               587
Northwest Airlines Corp., Class A *                                     430             5,186
SkyWest, Inc. *                                                         521            12,186
Southwest Airlines Company *                                          4,426            71,524
U.S. Airways Group, Inc. * (a)                                          331             1,225
UAL Corp. * (a)                                                         242             2,768
                                                                                 ------------
                                                                                      125,365

APPAREL & TEXTILES - 0.39%

Angelica Corp. *                                                        100             1,720
Brown Shoe, Inc. *                                                      100             2,810
Burlington Industries, Inc. *                                           300                30
Cintas Corp.                                                            985            48,689
Coach, Inc. *                                                           333            18,282
Columbia Sportswear Company *                                           174             5,568
Cone Mills Corp. * (a)                                                  200               536
FAB Industries, Inc. *                                                  143             1,167
G & K Services, Class A *                                               100             3,424
Goodys Family Clothing, Inc. *                                          215             2,479
Guess, Inc. *                                                           162             1,166
Guilford Mills, Inc. *                                                  100                18
Interface, Inc., Class A *                                              200             1,608
Jones Apparel Group, Inc. *                                             655            24,562
K-Swiss, Inc., Class A                                                  348             9,041
Kellwood Company * (a)                                                  100             3,250
Kenneth Cole Productions, Inc., Class A * (a)                           160             4,536
Liz Claiborne, Inc.                                                     656            20,861
Mohawk Industries, Inc. *                                               337            20,736
Nautica Enterprises, Inc. *                                             100             1,299
Oneida, Ltd. *                                                          100             1,915
Oshkosh B'Gosh, Inc., Class A *                                         100             4,349
Oxford Industries, Inc. *                                               100             2,800
Pacific Sunwear of California, Inc. *                                   100             2,217
Phillips Van Heusen Corp.                                               100             1,560
Polo Ralph Lauren Corp., Class A *                                      375             8,400
Quiksilver, Inc. *                                                      100             2,480
Reebok International, Ltd. *                                            366            10,797
Russell Corp. *                                                         100             1,925
Stage Stores, Inc. *                                                    275             9,553
Stride Rite Corp. *                                                     200             1,600
Superior Uniform Group, Inc. *                                          161             1,661
The Gymboree Corp. *                                                    495             7,930
Timberland Company, Class A *                                           200             7,164
Unifi, Inc. *                                                           200             2,180
V.F. Corp. *                                                            672            26,349
Vans, Inc. *                                                            100               812
Warnaco Group, Inc., Class A *                                          200                11
Wellco Enterprises, Inc. (a)                                            126             1,726
Wellman, Inc. *                                                         100             1,675
Weyco Group, Inc.                                                        73             2,919
Wolverine World Wide, Inc.                                              159             2,775
                                                                                 ------------
                                                                                      274,580

AUTO PARTS - 0.44%

Aftermarket Technology Corp. *                                          150             2,880
American Axle & Manufacturing Holdings, Inc. *                          170             5,056
Arvinmeritor, Inc. *                                                    607            14,568
AutoZone, Inc. *                                                        619            47,849
BorgWarner, Inc. *                                                      100             5,776
Collins & Aikman Corp. *                                                206             1,874
CSK Auto Corp. * (a)                                                    150             2,091
Dana Corp. *                                                            975            18,067
Delphi Automotive Systems Corp. *                                     3,361            44,365
Donnelly Corp. * (a)                                                    100             2,699
Eaton Corp. *                                                           361            26,263
Exide Corp. * (a)                                                       159               108
Federal Mogul Corp. * (a)                                               299               210
Federal Signal Corp.                                                    188             4,512
Gentex Corp. *                                                          446            12,252
Genuine Parts Company                                                   928            32,359

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
AUTO PARTS - CONTINUED

Hayes Lemmerz International, Inc. * (a)                                 100      $         17
Insurance Auto Auctions, Inc. *                                         100             1,950
Modine Manufacturing Company                                            100             2,458
Sauer, Inc. *                                                           275             3,069
Sports Resorts International, Inc. * (a)                                302             1,631
Standard Motor Products, Inc., Class A *                                100             1,695
Superior Industries International, Inc.                                 100             4,625
TBC Corp. *                                                             177             2,811
Tower Automotive, Inc. *                                                622             8,677
TRW, Inc. *                                                             752            42,849
Visteon Corp. *                                                         760            10,792
Vulcan International Corp. *                                             42             1,774
                                                                                 ------------
                                                                                      303,277

AUTO SERVICES - 0.09%

AutoNation, Inc. *                                                    1,903            27,594
Budget Group, Inc., Class A * (a)                                       200                40
Copart, Inc. *                                                          580             9,413
Dollar Thrifty Automotive Group, Inc. *                                 100             2,590
Midas, Inc. *                                                           100             1,240
Miller Industries, Inc. *                                                40               149
Pennzoil-Quaker State Company *                                         461             9,925
Sonic Automatic, Inc. *                                                 100             2,575
United Rentals, Inc. *                                                  481            10,486
                                                                                 ------------
                                                                                       64,012

AUTOMOBILES - 0.61%

Dura Automotive Systems, Inc. *                                         100             2,075
Ford Motor Company                                                   10,225           163,600
General Motors Corp. *                                                3,051           163,076
Lear Corp. *                                                            436            20,165
Marine Products Corp. *                                                 765             8,912
Monaco Coach Corp. *                                                    150             3,195
Monro Muffler Brake, Inc. *                                             100             2,275
NationsRent, Inc. *                                                     200                 2
O'Reilly Automotive, Inc. *                                             393            10,831
PACCAR, Inc. *                                                          646            28,676
Spartan Motors, Inc. *                                                  200             3,064
Tenneco Automotive, Inc. *                                              219             1,446
Thor Industries, Inc. *                                                 177            12,613
United Auto Group, Inc. *                                               308             6,437
Wabash National Corp. * (a)                                             100             1,000
                                                                                 ------------
                                                                                      427,367

BANKING - 8.24%

1St Source Corp. *                                                      110             2,719
ABC Bancorp *                                                           138             2,055
Alabama National BanCorp                                                100             4,329
Ameriana Bancorp *                                                      621             8,818
American National Bankshares, Inc.                                      100             2,739
Americanwest BanCorp *                                                  121             1,573
AmSouth BanCorp *                                                     2,177            48,721
Anchor BanCorp Wisconsin, Inc. *                                        386             9,306
Associated Banc-Corp *                                                  453            17,083
Astoria Financial Corp.                                                 460            14,743
Bancorp Connecticut, Inc. *                                             100             2,806
Bancorpsouth, Inc. *                                                    616            12,443
BancTrust Financial Group, Inc.                                         100             1,215
Bank Corp. *                                                            174             1,517
Bank of  Hawaii Corp. *                                                 456            12,768
Bank of America Corp. *                                               8,865           623,741
Bank of New York, Inc.                                                4,133           139,489
Bank One Corp. *                                                      6,543           251,775
Bank United Corp. *                                                     100                 9
Banknorth Group, Inc.                                                   858            22,325
Banner Corp.                                                            110             2,722
Bay View Capital Corp. *                                                887             5,686
BB&T Corp.                                                            2,565            99,009
BOK Financial Corp. *                                                   184             6,157
Boston Private Financial Holdings, Inc.                                 100             2,474
Camco Financial Corp.                                                   718            10,124
Camden National Corp. *                                                 100             2,785
Capitol Bancorp, Ltd. * (a)                                             100             2,384
Capitol Federal Financial                                               200             5,216
Cathay Bancorp, Inc.                                                    226             9,379
Cavalry BanCorp, Inc. * (a)                                             706             9,213
Centennial Bancorp (a)                                                  126               993
Center Bancorp, Inc.                                                    110             2,503
Chemical Financial Corp. *                                               70             2,626
Chester Valley Bancorp, Inc. *                                          110             1,727
Chittenden Corp.                                                        125             3,622
Citigroup, Inc.                                                      28,997         1,123,634
Citizens Banking Corp.                                                  313             9,071
City Holding Company                                                    100             2,341
City National Corp.                                                     257            13,814
Coastal Financial Corp.                                                 150             2,220
Cobiz, Inc.                                                             150             2,582
Colonial Bancgroup, Inc.                                                783            11,745
Columbia Bancorp *                                                      100             2,361
Comerica, Inc.                                                          952            58,453
Commerce Bancorp, Inc. *                                                346            15,293
Commerce Bancshares, Inc.                                               387            17,121
Commercial Bankshares, Inc.                                             121             3,336
Commercial Federal Corp.                                                200             5,800
Community First Bankshares, Inc.                                        100             2,609
Connecticut Bancshares, Inc. *                                          266             8,831
Corus Bankshares, Inc.                                                   85             3,903
Cullen Frost Bankers, Inc.                                              231             8,304
CVB Financial Corp.                                                     137             3,111
Digital Insight Corp. *                                                 365             6,004
Dime Community Bancorp, Inc.                                            225             5,105
Doral Financial Corp.                                                   158             5,276
East West Bancorp, Inc.                                                 100             3,452
EFC Bancorp, Inc.                                                       211             3,724
ESB Financial Corp. *                                                   710             8,712
F & M Bancorp *                                                         100             3,528
F.M.S. Corp. *                                                          761             8,790
F.N.B. Corp.                                                            202             5,547
FFLC Bancorp, Inc.                                                       67             1,810
Fidelity Bankshares, Inc. *                                             241             5,329
Fifth Third Bancorp *                                                 3,216           214,346
Financial Institutions, Inc.                                            100             3,786
First Bancorp *                                                         224             6,162
First Bancorp Puerto Rico                                               253             9,538
First Bell Bancorp, Inc. *                                              483             8,283
First Citizens Bancshares, Inc. *                                        49             5,419
First Commonwealth Financial Corp. *                                    200             2,698
First Defiance Financial Corp. *                                        100             2,005
First Federal Financial Corp. *                                         100             2,320
First Financial BanCorp *                                               105             2,055
First Financial Bankshares, Inc.                                        240            10,041
First Midwest Bancorp, Inc. *                                           377            10,473
First Niagara Financial Group, Inc.                                     100             2,776
First Oak Brook Bancshares, Inc., Class A                               100             3,157
First Place Financial Corp. *                                           103             2,051
First Securityfed Financial, Inc. *                                     100             2,181
First Sentinel Bancorp, Inc.                                            200             2,752
First Tennessee National Corp. *                                        662            25,355
First United Corp. *                                                    100             1,795
First Virginia Banks, Inc. *                                            211            11,314

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
BANKING - CONTINUED

Firstfed America Bancorp, Inc. *                                        173      $      4,117
FirstMerit Corp. *                                                      548            15,114
Flag Financial Corp. *                                                1,052            11,235
FleetBoston Financial Corp. *                                         5,894           190,671
FNB Financial Services Corp. *                                          583            10,016
Foothill Independent Bancorp                                            211             3,081
Frontier Financial Corp.                                                266             7,807
Georgia Financial, Inc. *                                               100             1,864
Glacier Bancorp, Inc.                                                   110             2,695
Gold Banc Corporation, Inc. *                                           200             2,194
Golden State Bancorp, Inc. *                                            668            24,215
Golden West Financial Corp. *                                           851            58,532
Granite State Bankshares, Inc.                                          100             3,281
Greater Bay Bancorp (a)                                                 408            12,550
Greenpoint Financial Corp. *                                            436            21,408
Guaranty Federal Bancshares, Inc. *                                     100             1,386
Harleysville National Corp.                                             291             7,860
Heritage Financial Corp.                                                100             1,599
HF Financial Corp. *                                                    100             1,249
Hibernia Corp., Class A *                                               825            16,327
Home Federal Bancorp                                                    100             2,310
Horizon Financial Corp.                                                 230             3,383
Hudson City Bancorp, Inc.                                             1,150            22,885
Hudson United Bancorp                                                   194             5,541
Huntington Bancshares, Inc. *                                         1,390            26,994
Iberiabank Corp. *                                                      100             4,054
Independence Community Bank Corp.                                       200             5,746
Independent Bank Corp. -Massachussetts                                  100             2,289
Independent Bank Corp. - Michigan *                                     110             3,472
Integra Bank Corp. *                                                    100             2,240
Investors Financial Services Corp.                                      474            15,898
Irwin Financial Corp.                                                   100             2,010
KeyCorp *                                                             2,248            61,370
Klamath First Bancorp, Inc. *                                           543             8,514
Lakeland Financial Corp.                                                100             2,884
Lincoln Bancorp *                                                       100             1,725
M&T Bank Corp. *                                                        485            41,594
MAF Bancorp, Inc.                                                       173             6,505
Main Street Banks, Inc.                                                 409             8,458
MainSource Financial Group, Inc. *                                      110             2,661
Marshall & Ilsley Corp.                                               1,036            32,043
MB Financial, Inc.                                                      100             3,346
Mercantile Bankshares Corp.                                             355            14,566
Merchants Bancshares, Inc.                                              150             4,263
Mid-State Bancshares *                                                  430             8,299
National City Corp. *                                                 3,207           106,633
National Commerce Financial Corp. *                                   1,101            28,956
National Penn Bancshares, Inc. *                                        108             2,830
Net.B@nk, Inc. *                                                        441             5,138
New York Community Bancorp, Inc.                                        680            18,428
North Fork BanCorp, Inc.                                                795            31,649
Northern Trust Corp. *                                                1,278            56,309
Northwest Bancorp, Inc. *                                               200             2,642
Oak Hill Financial, Inc. *                                              100             2,051
Old National Bancorp *                                                  464            11,809
PAB Bankshares, Inc. *                                                  797             6,759
Pacific Capital Bancorp *                                               133             3,176
Park National Corp. *                                                    56             4,816
Patriot Bank Corp.                                                      100             1,403
People's Bank Corp.                                                     358             9,347
PNC Bank Corp. *                                                      1,537            80,354
Popular, Inc. *                                                         808            27,213
Progress Financial Corp. * (a)                                        1,123            10,937
Prosperity Bancshares, Inc.                                             200             3,644
Provident Bancorp, Inc. (a)                                             100             2,804
Provident Bankshares Corp.                                              105             2,487
Provident Financial Group, Inc. * (a)                                   405            11,749
Quaker City Bancorp, Inc. *                                             100             4,142
Republic Bancorp, Inc. *                                                242             3,615
Republic Bancshares, Inc. *                                             100             2,017
Riggs National Corp. *                                                  100             1,491
Roslyn Bancorp, Inc.                                                    580            12,661
Royal Bancshares Pennsylvania, Inc., Class A                            111             2,377
S & T Bancorp, Inc. *                                                   100             2,700
Savannah Bancorp, Inc.                                                  110             2,662
Silicon Valley Bancshares *                                             200             5,272
Sky Financial Group, Inc. *                                             487            10,300
SNB Bancshares, Inc.                                                    100             1,975
South Financial Group, Inc. * (a)                                       387             8,672
Southtrust Corp.                                                      1,974            51,561
Southwest BanCorp of Texas, Inc. *                                      339            12,279
Sovereign Bancorp, Inc. *                                             1,357            20,287
State Bancorp, Inc. *                                                   119             2,082
State Financial Services Corp., Class A *                               683            10,006
Staten Islands Bancorp, Inc.                                            266             5,107
Sterling Bancorp                                                        233             8,318
Sterling Bancshares, Inc.                                               200             2,954
Sterling Financial Corp.                                                116             2,895
Summit Bankshares, Inc.                                                 100             2,429
SunTrust Banks, Inc.                                                  1,569           106,253
Susquehanna Bancshares, Inc. *                                          100             2,271
TCF Financial Corp.                                                     437            21,457
The Trust Company of New Jersey *                                       298             7,658
Trico Bancshares *                                                      100             2,648
Troy Financial Corp. * (a)                                              105             3,160
TrustCo Bank Corp. *                                                    264             3,477
Trustmark Corp. *                                                       444            11,344
U.S.B. Holding Company, Inc. *                                          110             2,266
UCBH Holdings, Inc.                                                     170             6,462
Union Bankshares Corp.                                                  100             2,643
Union Planters Corp.                                                  1,060            34,312
UnionBanCal Corp.                                                       870            40,759
United Bankshares, Inc. *                                               350            10,283
United National Bancorp *                                               100             2,300
US  Bancorp                                                          10,758           251,199
Valley National Bancorp                                                 562            15,624
VIB Corp. *                                                             115             1,496
Virginia Commerce Bancorp, Inc. *                                        83             2,195
Vista Bancorp, Inc. *                                                   110             2,967
W Holding Company, Inc. *                                               491            11,882
Wachovia Corp. *                                                      7,747           295,780
Wainwright Bank & Trust Company *                                       125             1,176
Warren Bancorp, Inc.                                                    200             2,384
Warwick Community Bancorp *                                              76             2,283
Washington Federal, Inc.                                                304             7,679
Washington Trust Bancorp, Inc.                                          100             2,369
Waypoint Financial Corp.                                                308             6,021
Webfiancial Corp. *                                                     134               265
Wells Fargo & Company                                                 9,576           479,375
Wesbanco, Inc.                                                          100             2,371
West Bank Corp.                                                          78             1,079
West Coast Bancorp *                                                    110             1,887
West Essex Bancorp, Inc.                                                110             2,116
Westamerica BanCorp                                                     275            10,774
Whitney Holding Corp.                                                   150             4,611
Willow Grove Bancorp, Inc.                                              243             2,850
Wilmington Trust Corp.                                                  200             6,100
Wintrust Financial Corp. (a)                                            103             3,561

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
BANKING - CONTINUED

WVS Financial Corp. *                                                    78      $      1,234
Yardville National Bancorp *                                            100             1,994
Zions BanCorp *                                                         512            26,675
                                                                                 ------------
                                                                                    5,729,534

BIOTECHNOLOGY - 1.12%

Adolor Corp. * (a)                                                      245             2,759
Affymetrix, Inc. *                                                      427            10,244
Amgen, Inc. *                                                         5,868           245,752
Applera Corp. - Applied Biosystems Group *                            1,383            26,955
Applera Corp. - Celera Genomics Group *                                 377             4,524
Arena Pharmaceuticals, Inc. *                                           250             2,100
Biogen, Inc. *                                                          897            37,163
Cephalon, Inc. *                                                        254            11,481
Charles River Laboratories International, Inc. *                        235             8,237
Chiron Corp. *                                                        1,057            37,365
CIMA Laboratories, Inc. *                                               100             2,412
Covance, Inc. *                                                         434             8,137
Exelixis, Inc. *                                                        390             2,937
Genentech, Inc. *                                                     1,298            43,483
Genzyme Corp. *                                                       1,230            23,665
Gilead Sciences, Inc. *                                               2,044            67,207
Human Genome Sciences, Inc. *                                           651             8,723
IDEC Pharmaceuticals Corp. *                                            930            32,968
Immunex Corp. *                                                       3,048            68,092
Integra Lifesciences Holdings, Inc. *                                   241             5,242
Intermune, Inc. * (a)                                                   241             5,085
Invitrogen Corp. *                                                      298             9,539
Medicines Company *                                                     283             3,489
MedImmune, Inc. *                                                     1,540            40,656
Millennium Pharmaceuticals, Inc. *                                    1,743            21,177
Myriad Genetics, Inc. * (a)                                             170             3,458
Neose Technologies, Inc. *                                              120             1,308
Neurocrine Biosciences, Inc. * (a)                                      238             6,819
Sangstat Medical Corp. *                                                100             2,298
Serologicals Corp. *                                                    230             4,207
Tanox, Inc. *                                                           367             3,975
Telik, Inc. *                                                           603             7,537
Titan Pharmaceuticals, Inc. * (a)                                       100               335
Transkaryotic Therapies, Inc. * (a)                                     264             9,517
Trimeris, Inc. * (a)                                                    116             5,149
Tularik, Inc. * (a)                                                     302             2,769
                                                                                 ------------
                                                                                      776,764

BROADCASTING - 0.70%

Acme Communications, Inc. *                                             100               735
ACTV, Inc. * (a)                                                        243               279
Belo Corp., Series A *                                                  773            17,478
Cablevision Systems Corp., Class A * (a)                                795             7,521
Clear Channel Communications, Inc. * (a)                              3,340           106,947
Cox Radio, Inc., Class A *                                              230             5,543
Crown Media Holdings, Inc., Class A *                                   871             6,872
Cumulus Media, Inc., Class A *                                          100             1,378
Dick Clark Productions, Inc. *                                          110             1,584
EchoStar Communications Corp., Class A *                              1,484            27,543
Emmis Communications Corp., Class A *                                   271             5,742
Entercom Communications Corp. *                                         224            10,282
Entravision Communications Corp., Class A *                             298             3,650
Fox Entertainment Group, Inc., Class A *                              1,768            38,454
Gray Communications Systems, Inc. *                                     100             1,810
Gray Communications Systems, Inc., Class B *                            100             1,330
Hearst Argyle Television, Inc. *                                        583            13,147
Hispanic Broadcasting Corp. *                                           624            16,286
Liberty Media Corp., Series A *                                      13,273           132,730
LodgeNet Entertainment Corp. *                                          331             4,766
Mediacom Communications Corp., Class A *                                476             3,708
New Frontier Media, Inc. *                                              100               210
On Command Corp. *                                                      100               169
Paxson Communications Corp. *                                           880             4,840
Pegasus Communications Corp., Class A * (a)                             381               278
Radio One, Inc., Class A *                                              100             1,487
Radio Unica Corp. *                                                     100               148
Regent Communications, Inc. *                                           100               706
Saga Communications, Inc., Class A *                                    125             2,812
Sinclair Broadcast Group, Inc., Class A *                               200             2,888
Sirius Satellite Radio, Inc. * (a)                                      273             1,029
Spanish Broadcasting Systems, Inc., Class A *                           100             1,000
UnitedGlobalCom, Inc., Class A *                                        514             1,414
Univision Communications, Inc., Class A * (a)                         1,227            38,528
Westwood One, Inc. *                                                    559            18,682
Wink Communications, Inc. * (a)                                         168               485
XM Satellite Radio Holdings, Inc., Class A * (a)                        481             3,487
Young Broadcasting, Inc., Class A *                                      58             1,031
                                                                                 ------------
                                                                                      486,979

BUILDING MATERIALS & CONSTRUCTION - 0.26%

American Standard Companies, Inc. *                                     373            28,012
Apogee Enterprises, Inc. *                                              200             2,872
Armstrong Holdings, Inc. * (a)                                          100               179
Dycom Industries, Inc. *                                                133             1,555
Elcor Corp. *                                                           100             2,735
EMCOR Group, Inc. *                                                     127             7,455
Griffon Corp. *                                                         225             4,073
Haemonetics Corp. *                                                     100             2,920
Harsco Corp. *                                                          325            12,187
Hughes Supply, Inc. *                                                   100             4,490
Jacobs Engineering Group, Inc. *                                        200             6,956
Lennox International, Inc. *                                            200             3,598
Masco Corp. *                                                         2,682            72,709
NCI Building Systems, Inc. *                                            100             1,780
Owens-Corning Corp. * (a)                                               200               238
RPM, Inc. *                                                             872            13,298
Standard-Pacific Corp. *                                                100             3,508
Trex Company, Inc. * (a)                                                330            10,362
U.S. Concrete, Inc. *                                                   152               999
                                                                                 ------------
                                                                                      179,926

BUSINESS SERVICES - 2.35%

ABM Industries, Inc.                                                    200             3,472
Acxiom Corp. *                                                          380             6,646
Administaff, Inc. * (a) (a)                                             223             2,230
Advanced Marketing Services, Inc.                                       150             2,745
ADVO, Inc. *                                                            100             3,807
Affiliated Computer Services, Inc., Class A *                           814            38,649
Amerco *                                                                100             1,479
American Management Systems, Inc. *                                     162             3,096
AMR Corp. *                                                             777            13,100
Analysts International Corp. *                                          151               642
Answerthink Consulting Group *                                          166               629
Anteon International Corp. *                                            351             8,873
APAC Customer Services, Inc. *                                          296             1,746
Aramark Corp., Class B *                                                277             6,925
Arbitron, Inc. *                                                        145             4,524
Automatic Data Processing, Inc. *                                     3,529           153,688
Banta Corp. *                                                           100             3,590
BISYS Group, Inc. *                                                     656            21,845
Black Box Corp. * (a)                                                   100             4,073
Bowne & Company, Inc. *                                                 158             2,329
Braun Consulting, Inc. *                                                100               349
Breakaway Solutions, Inc. * (a)                                         100                 1
Bright Horizons Family Solutions, Inc. *                                100             3,311

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
BUSINESS SERVICES - CONTINUED

Catalina Marketing Corp. *                                              300      $      8,466
Cendant Corp. *                                                       5,698            90,484
Central Parking Corp. *                                                 374             8,546
Ceridian Corp. *                                                        727            13,798
Certegy, Inc. *                                                         531            19,705
ChoicePoint, Inc. *                                                     405            18,415
Coinstar, Inc. *                                                        100             2,445
Comdisco, Inc. *                                                        829                22
Compucredit Corp. *                                                     170             1,197
Computer Horizons Corp. *                                               157               765
Computer Sciences Corp. *                                               893            42,685
Computer Task Group, Inc. *                                             165               820
Convergys Corp. *                                                       948            18,467
Corporate Executive Board Company *                                     349            11,953
Costar Group, Inc. *                                                    100             2,053
Cross Media Marketing Corp. * (a)                                        25               235
CSG Systems International, Inc. *                                       244             4,670
Deluxe Corp. *                                                          371            14,428
DeVry, Inc. *                                                           377             8,611
DiamondCluster International, Inc., Class A * (a)                       100               598
Divine Inc., Class A * (a)                                               28               109
DST Systems, Inc. *                                                     649            29,666
Dun & Bradstreet Corp. *                                                443            14,641
Edgewater Technology, Inc. *                                            100               409
eFunds Corp. *                                                          188             1,784
Electro Rent Corp. *                                                    100             1,299
Electronic Data Systems Corp. *                                       2,685            99,748
Encompass Services Corp. *                                              292               166
Entrust Technologies, Inc. *                                            426             1,159
EpicEdge, Inc. *                                                        100                15
Excelon Corp. *                                                         225               200
FactSet Research Systems, Inc.                                          140             4,168
First Consulting Group *                                                100               860
First Data Corp.                                                      4,314           160,481
Fiserv, Inc. *                                                        1,049            38,509
Fluor Corp. *                                                           428            16,671
Forrester Research, Inc. *                                              100             1,940
Franklin Covey Company *                                                100               290
FrontLine Capital Group *                                               100                 1
FTI Consulting, Inc. *                                                  236             8,262
Futurelink Corp. *                                                       28                 0
Gartner Group, Inc., Class B *                                          359             3,375
Getty Images, Inc. *                                                    335             7,293
Global Payments, Inc. *                                                 148             4,403
GSI Commerce, Inc. * (a)                                                414             3,126
H & R Block, Inc.                                                     1,058            48,827
Harte-Hanks, Inc.                                                       406             8,343
Heidrick & Struggles International, Inc. *                              100             1,997
Hollywood Media Corp. * (a)                                             100               199
Hooper Holmes, Inc.                                                     619             4,952
Hunt Corp. *                                                            100             1,085
ICT Group, Inc. *                                                       299             5,433
Imagex.com, Inc. * (a)                                                  100                45
Industri-Matematik International Corp. *                                100                60
Information Holdings, Inc. *                                            100             2,440
Information Resources, Inc. *                                           187             1,756
Insight Enterprises, Inc. *                                             461            11,613
Intelidata Technologies Corp. * (a)                                     259               344
Intelligroup, Inc. *                                                    100               136
Interest Media Group, Inc. *                                            100               198
Intervoice, Inc. * (a)                                                  100               161
Iron Mountain, Inc. *                                                   624            19,250
ITT Educational Services, Inc. *                                        200             4,360
ITT Industries, Inc. *                                                  520            36,712
Jupiter Media Metrix, Inc. *                                            194                45
Kelly Services, Inc., Class A *                                         359             9,697
Key3Media Group, Inc. * (a)                                             277               127
Kforce.com, Inc. *                                                      100               595
Kinder Morgan Management LLC *                                          186             5,673
Korn/Ferry International *                                              100               910
KPMG Consulting, Inc. *                                               1,031            15,321
Kronos, Inc. *                                                           69             2,104
Labor Ready, Inc. *                                                     100               585
Learning Tree International, Inc. *                                     100             1,854
Legato Systems, Inc. *                                                  439             1,580
Lightbridge, Inc. *                                                     159             1,305
Loch Harris, Inc. *                                                   1,200                50
Management Network Group, Inc. *                                        100               232
Manpower, Inc. *                                                        356            13,083
Marchfirst, Inc. *                                                      400                 0
MAXIMUS, Inc. *                                                         100             3,170
McGrath Rentcorp * (a)                                                  100             2,592
MedQuist, Inc. *                                                        155             4,128
MerchantOnline.com, Inc. *                                              200                 0
MPS Group, Inc. *                                                     1,135             9,647
National Processing, Inc. *                                             417            10,759
Navigant Consulting Company *                                           100               699
NCR Corp. *                                                             608            21,037
NetLojix Communications, Inc. *                                         300                24
New England Business Service, Inc. *                                    100             2,514
Nextcard, Inc. *                                                        200                 3
Novo Networks, Inc. *                                                   100                 5
On Assignment, Inc. *                                                   100             1,780
Paxar Corp. *                                                           221             3,702
Paychex, Inc. *                                                       2,158            67,524
PDI, Inc. *                                                             100             1,549
Pegasystems, Inc. *                                                     173             1,560
Penton Media, Inc. * (a)                                                100               215
PerkinElmer, Inc.                                                       773             8,542
Pre-Paid Legal Services, Inc. * (a)                                     100             1,990
PRG-Shultz International, Inc. * (a)                                    689             8,482
Probusiness Services, Inc. *                                            100             1,457
Prosoft Development, Inc. *                                             100                39
Protection One, Inc. *                                                  500             1,375
Quanta Services, Inc. *                                                 551             5,438
Quest Software, Inc. * (a)                                              477             6,931
R.H. Donnelley Corp. *                                                  100             2,797
R.R. Donnelley & Sons Company *                                         755            20,800
Razorfish, Inc., Class A *                                              300                48
Rent-Way, Inc. *                                                        100             1,295
Resource America, Inc. *                                                100             1,054
Resources Connection, Inc. *                                            197             5,317
Reynolds & Reynolds Company, Class A *                                  356             9,950
Robert Half International, Inc. *                                     1,119            26,073
Rollins, Inc. *                                                         100             2,034
RSA Security, Inc. *                                                    295             1,419
Sapient Corp. *                                                         512               543
Scient, Inc. *                                                           22                10
Seachange International, Inc. *                                         100               878
SEI Investment Company                                                  639            18,001
Service Master Company                                                1,868            25,629
SITEL Corp. *                                                           407             1,286
Sonicwall, Inc. *                                                       273             1,370
Sothebys Holdings, Inc., Class A *                                      520             7,410
Source Information Management Company * (a)                             100               550
SOURCECORP, Inc. *                                                      137             3,631
Spherion Corp. *                                                        200             2,380
StarTek, Inc. *                                                         268             7,166

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
BUSINESS SERVICES - CONTINUED

SunGuard Data Systems, Inc. *                                         1,594      $     42,209
Superior Consultant, Inc. *                                             100               575
Surmodics, Inc. * (a)                                                    96             2,495
Sykes Enterprises, Inc. *                                               100               769
Syntel, Inc. *                                                          204             2,521
Systems & Computer Technology Corp. *                                   152             2,054
Tanning Technology Corp. *                                              100               110
Telespectrum Worldwide, Inc. *                                          200                 1
Teletech Holdings, Inc. *                                               788             7,518
TETRA Technologies, Inc. *                                              210             3,087
The InterCept Group, Inc. *                                             100             2,072
The Titan Corp. *                                                       340             6,219
Total Systems Services, Inc. (a)                                      1,061            19,957
Track Data Corp. * (a)                                                  300               360
TRC Companies, Inc. * (a)                                               297             6,103
Tyco International, Ltd. *                                               51               689
Unisys Corp. *                                                        1,741            15,669
Universal Broadband Networks, Inc. *                                    100                 0
URS Corp. *                                                             100             2,800
Valassis Communications, Inc. *                                         230             8,395
Valueclick, Inc. * (a)                                                  172               557
Vastera, Inc. * (a)                                                     376             1,651
Verado Holdings, Inc., Series B *                                       100                 5
Viad Corp. *                                                            633            16,458
Virco Manufacturing Company *                                           148             1,939
Voicenet, Inc. *                                                        100                 3
Volt Information Sciences, Inc. *                                        69             1,690
Wackenhut Corrections Corp. *                                           100             1,460
Wallace Computer Series, Inc. *                                         408             8,772
Waste Holdings Inc. *                                                    79               563
Water Pik Technology, Inc. *                                            125             1,564
Watson Wyatt & Company Holdings, Class A *                               52             1,259
Websense, Inc. *                                                         85             2,173
West Corp. *                                                            518            11,427
Whitman Education Group, Inc. *                                          96               570
Wind River Systems, Inc. *                                              479             2,400
Wireless Facilities, Inc. *                                             249             1,220
Workflow Management, Inc. *                                             100               341
World Access, Inc. * (a)                                                200                 0
Zap.com Corp. *                                                         200                14
                                                                                 ------------
                                                                                    1,638,231

CABLE AND TELEVISION - 0.96%

Adelphia Communications Corp., Class A * (a)                          1,352               216
Charter Communications, Inc., Class A * (a)                           1,554             6,340
Comcast Corp., Class A, Non Voting Stock *                            5,294           126,209
Cox Communications, Inc., Class A *                                   3,145            86,645
Insight Communications, Inc., Class A *                                 319             3,742
McLeodUSA, Inc. *                                                       168                71
TiVo, Inc. * (a)                                                        100               371
Viacom, Inc., Class B *                                               9,962           442,014
                                                                                 ------------
                                                                                      665,608

CELLULAR COMMUNICATIONS - 0.20%

AirGate PCS, Inc. * (a)                                                 122               122
Alamosa Holdings, Inc. * (a)                                            857             1,208
AT&T Wireless Services, Inc. *                                       15,516            90,769
Leap Wireless International, Inc. * (a)                                 294               317
Nextel Communications, Inc., Class A *                                5,558            17,841
Nextel Partners, Inc., Class A *                                      1,067             3,212
Sprint Corp. (PCS Group), Series 1 * (a)                              5,715            25,546
UbiquiTel, Inc. * (a)                                                   849               586
Western Wireless Corp., Class A *                                       335             1,072
                                                                                 ------------
                                                                                      140,673

CHEMICALS - 1.43%

A. Schulman, Inc. *                                                     198             4,247
Aceto Corp. *                                                           185             1,972
Air Products & Chemicals, Inc.,                                       1,285            64,854
Airgas, Inc. *                                                          296             5,121
Albany Molecular Research, Inc. *                                       312             6,596
Albemarle Corp. *                                                       180             5,535
Amcol International Corp.                                               273             1,870
Arch Chemicals, Inc. *                                                  100             2,470
Ashland, Inc. *                                                         243             9,841
Cabot Corp. *                                                           283             8,108
Cabot Microelectronics Corp. * (a)                                      113             4,877
Calgon Carbon Corp.                                                     277             2,327
Cambrex Corp. *                                                         100             4,010
Chemfirst, Inc. *                                                       100             2,865
Crompton Corp. *                                                      1,047            13,349
Cytec Industries, Inc. *                                                159             4,999
Dionex Corp. *                                                          100             2,679
Dow Chemical Company *                                                5,013           172,347
E.I. Du Pont De Nemours & Company *                                   5,729           254,368
Eastman Chemical Company *                                              464            21,762
Engelhard Corp. *                                                       693            19,626
Ethyl Corp. *                                                           300               225
Ferro Corp. *                                                           100             3,015
FMC Corp. *                                                             174             5,250
Georgia Gulf Corp. *                                                    100             2,644
Great Lakes Chemical Corp. *                                            194             5,139
H.B. Fuller Company                                                     202             5,917
Hawkins, Inc. *                                                         718             6,706
Hercules, Inc. *                                                        596             6,914
IMC Global, Inc. *                                                      685             8,562
Lubrizol Corp. *                                                        321            10,753
Lyondell Chemical Company *                                             884            13,348
MacDermid, Inc. * (a)                                                   100             2,150
Martek Biosciences Corp. *                                              100             2,092
Material Sciences Corp. *                                               151             2,117
Millennium Chemicals, Inc.                                              747            10,495
Minerals Technologies, Inc. *                                           100             4,932
Mississippi Chemical Corp. * (a)                                        230               258
Nl Industries, Inc. *                                                   198             3,019
Olin Corp. *                                                            399             8,838
OM Group, Inc.                                                          201            12,462
Omnova Solutions, Inc. *                                                307             2,579
Penford Corp. *                                                         100             1,810
Polyone Corp. *                                                         970            10,912
PPG Industries, Inc. *                                                  877            54,286
Praxair, Inc.                                                           877            49,963
Quaker Chemical Corp.                                                   100             2,450
Rohm & Haas Company *                                                 1,291            52,273
Scotts Company, Class A *                                               251            11,395
Sigma-Aldrich Corp. *                                                   337            16,901
Solutia, Inc. *                                                         426             2,990
Techne Corp. *                                                          200             5,644
TETRA Technologies, Inc. *                                              100             2,655
Uniroyal Technology *                                                   162                16
Valence Technology, Inc. *                                              170               235
Valhi, Inc. *                                                           506             7,909
Valspar Corp. * (a)                                                     296            13,361
W. R. Grace & Company *                                               1,083             3,249
Waters Corp. *                                                          902            24,083
WD-40 Company                                                           100             2,776
Zoltek Companies, Inc. *                                                126               339
                                                                                 ------------
                                                                                      994,485

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
COLLEGES & UNIVERSITIES - 0.01%

Corinthian Colleges, Inc. *                                             238      $      8,066
                                                                                 ------------

COMMERCIAL SERVICES - 0.06%

Moody's Corp. *                                                         828            41,193
                                                                                 ------------

COMPUTERS & BUSINESS EQUIPMENT - 4.71%

3Com Corp. *                                                          2,011             8,848
3Dfx Interactive, Inc. * (a)                                            100                 6
8X8, Inc. * (a)                                                         100                34
Act Manufacturing, Inc. * (a)                                           100                 5
Adaptive Broadband Corp. *                                              100                 1
ADE Corp. *                                                             100             1,145
Advanced Digital Information Corp. *                                    327             2,757
Advanced Radio Telecom Corp. *                                          100                 0
Aether Systems, Inc. * (a),                                             213               628
Allen Telecom, Inc. *                                                   159               684
Apple Computer, Inc. *                                                2,072            36,716
Avanex Corp. *                                                          275               534
Avici Systems, Inc. * (a)                                               417               421
Benchmark Electronics, Inc. * (a)                                       100             2,900
Brocade Communications Systems, Inc. *                                1,359            23,755
CACI International, Inc., Class A *                                     238             9,089
Cisco Systems, Inc. *                                                41,228           575,131
Clariti Telecommunication International *                               125                 1
Communication Intelligence Corp. *                                      300               204
Computer Network Technology Corp. * (a)                                 100               613
Concurrent Computer Corp. * (a)                                         642             2,985
Crossroads Systems, Inc. *                                              100               102
Cylink Corp. *                                                          100                97
Datastream Systems, Inc. *                                              100               710
Dell Computer Corp. *                                                14,596           381,539
Diebold, Inc.                                                           403            15,008
DMC Stratex Networks, Inc. *                                            295               593
Echelon Corp. * (a)                                                     160             2,061
eLoyalty Corp. *                                                         23               136
EMC Corp. *                                                          12,464            94,103
Enterasys Networks, Inc. *                                            1,207             2,148
Extreme Networks, Inc. *                                                746             7,288
Falconstor Software, Inc. * (a)                                         100               423
FileNET Corp. *                                                         477             6,917
Fourthstage Technologies, Inc. *                                         33                 0
FSI International, Inc. *                                               169             1,262
Gateway, Inc. *                                                       1,817             8,067
General Magic, Inc. *                                                   200                16
Gerber Scientific, Inc. *                                               171               600
GTECH Holdings Corp. *                                                  192             4,904
Handspring, Inc. * (a)                                                  546               950
Helix Technology Corp. *                                                100             2,060
Henry, Jack & Associates, Inc.                                          421             7,026
Hewlett-Packard Company *                                            17,067           260,784
Hutchinson Technology, Inc. *                                           100             1,564
Hypercom Corp. *                                                        183             1,409
IBM Corp.                                                             9,676           696,672
Infocus Corp. * (a)                                                     151             1,779
Ingram Micro, Inc., Class A *                                           732            10,065
Integrated Circuit Systems, Inc. *                                      326             6,582
Intel Corp. *                                                        37,783           690,295
Intergraph Corp. *                                                      200             3,488
Interland, Inc. *                                                       414             1,304
International Fibercom, Inc. *                                          100                 0
INVESTools, Inc. *                                                       55                19
Iomega Corp. *                                                          215             2,763
Ixia *                                                                  237             1,379
Juniper Networks, Inc. * (a)                                          1,901            10,741
Lexmark International Group, Inc., Class A *                            726            39,494
Maxtor Corp. *                                                        1,484             6,708
Mechanical Technology, Inc. *                                           199               215
Mercury Computer Systems, Inc. *                                        100             2,070
Metro One Telecomm, Inc. *                                              141             1,968
Micros Systems, Inc. *                                                  277             7,676
Microtune, Inc. * (a)                                                   317             2,824
MTS Systems Corp. *                                                     169             2,121
Myrient, Inc. *                                                         100                 6
National Instruments Corp. *                                            421            13,708
Netro Corp. *                                                           237               540
Network Appliance, Inc. *                                             1,927            23,972
New Horizons Worldwide, Inc. *                                          100             1,019
Nuance Communications, Inc. *                                           111               464
Oplink Communications, Inc. *                                           670               489
Optical Cable Corp. *                                                   250               135
Packeteer, Inc. *                                                       100               442
Palm, Inc. *                                                          4,443             7,820
PEC Solutions, Inc. * (a)                                               256             6,124
Perot Systems Corp., Class A * (a)                                      767             8,353
Pinnacle Systems, Inc. *                                                179             1,967
Pitney Bowes, Inc.                                                    1,424            56,561
Plexus Corp. *                                                          200             3,620
Predictive Systems, Inc. *                                              100                31
Quantum Corp. *                                                         618             2,596
Quintus Corp. * (a)                                                     100                 5
Radiant Systems, Inc. * (a)                                             100             1,303
RadiSys Corp. *                                                         405             4,710
Read Rite Corp. *                                                       683               328
Redback Networks, Inc. * (a)                                            666             1,192
Riverstone Networks, Inc. *                                             595             1,862
Robotic Vision Systems, Inc. *                                          218               201
Sandisk Corp. * (a)                                                     342             4,241
Silicon Storage Technology, Inc. *                                      360             2,808
Socket Communications, Inc. *                                           179               181
Spectralink Corp. *                                                     100             1,064
Spectrasite Holdings, Inc. * (a)                                        638               115
Standard Microsystems Corp. *                                           100             2,361
Storage Technology Corp. *                                              733            11,706
Stratos Lightwave, Inc. *                                               537               859
Sun Microsystems, Inc. *                                             18,209            91,227
Sybase, Inc. *                                                          894             9,432
Synaptics, Inc. *                                                       423             3,189
TALX Corp. *                                                            306             5,802
Tech Data Corp. *                                                       407            15,405
Tellium, Inc. * (a)                                                     470               437
Teraforce Technology Corp. *                                            300                69
Transmeta Corp. *                                                       733             1,723
Turnstone Systems, Inc. *                                               200               866
Universal Access Global Holdings, Inc. * (a)                            430                81
Universal Display Corp. * (a)                                           100               830
VA Linux Systems, Inc. *                                                215               215
Virage Logic Corp. *                                                    107             1,393
Visual Networks, Inc. * (a)                                             100               142
Wave Systems Corp. * (a)                                                236               347
Western Digital Corp. *                                                 894             2,906
White Electronic Designs Corp. *                                        171             1,286
Witness Systems, Inc. *                                                 100               738
WJ  Communication, Inc. *                                               256               297
Xerox Corp. * (a)                                                     4,435            30,912
Xybernaut Corp. * (a)                                                   224               123
                                                                                 ------------
                                                                                    3,282,590

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
CONSTRUCTION MATERIALS - 0.21%

Applied Industrial Technologies, Inc. *                                 100      $      1,950
Centex Construction Products, Inc. *                                    100             3,640
Clarcor, Inc. *                                                         148             4,684
Columbus McKinnon Corp. *                                               100               864
Comfort Systems USA, Inc. *                                             260             1,292
Florida Rock Industries, Inc.                                           150             5,372
Forest City Enterprises, Inc.                                           192             6,672
Granite Construction, Inc. *                                            150             3,795
Insituform Technologies, Inc., Class A * (a)                            100             2,118
JLG Industries, Inc. *                                                  171             2,399
Lafarge Corp. *                                                         428            15,044
Martin Marietta Materials, Inc. *                                       278            10,842
Noland Company *                                                        100             2,719
Oshkosh Truck Corp., Class B *                                          100             5,911
Regal Beloit Corp. *                                                    100             2,431
Roper Industries, Inc. *                                                137             5,110
Shaw Group, Inc. * (a)                                                  166             5,096
Sherwin-Williams Company                                                807            24,154
Simpson Manufacturing, Inc. *                                            88             5,027
SpeedFam-IPEC, Inc. * (a)                                               163               854
Terex Corp. *                                                           100             2,249
Trinity Industries, Inc. (a)                                            346             7,169
United States Aggregates, Inc. * (a)                                    100                 1
USG Corp. * (a)                                                         100               715
Vulcan Materials Company                                                557            24,397
Washington Group International, Inc. *                                  200                 1
                                                                                 ------------
                                                                                      144,506

CONSTRUCTION & MINING EQUIPMENT - 0.19%

Astec Industries, Inc. *                                                100             1,609
Buckeye Partners, LP *                                                  193             6,842
Carbo Ceramics, Inc. *                                                  150             5,542
Caterpillar, Inc. *                                                   1,887            92,369
CDI Corp. *                                                             100             3,255
Dril-Quip, Inc. *                                                       100             2,495
FMC Technologies, Inc. *                                                299             6,207
Friede Goldman Halter, Inc. *                                           100                 6
Gulf Islands Fabrication, Inc. *                                        100             1,834
Kaman Corp., Class A *                                                  100             1,676
Parker Drilling Company *                                               498             1,628
RPC, Inc. *                                                             238             2,808
VIPC Communications, Inc. *                                             200                 0
W H Energy Services, Inc. *                                             123             2,726
Williams Industies, Inc. *                                              175               898
                                                                                 ------------
                                                                                      129,895

CONTAINERS & GLASS - 0.22%

Ball Corp.                                                              200             8,296
Bemis, Inc.                                                             259            12,302
Crown Cork & Seal, Inc. *                                               482             3,302
Earthshell Corp. * (a)                                                  511               588
Greif Brothers Corp., Class A *                                         241             8,040
Interpool, Inc. *                                                       100             1,726
Longview Fibre Company *                                                200             1,884
Mobile Mini, Inc. * (a)                                                 202             3,454
Owens-Illinois, Inc. *                                                1,050            14,427
Packaging Corp of America *                                             413             8,215
Pactiv Corp. *                                                        1,056            25,133
Sealed Air Corp. *                                                      537            21,625
Silgan Holdings, Inc. *                                                 100             4,044
Smurfit-Stone Container Corp. *                                       1,298            20,015
Sonoco Products Company                                                 641            18,153
West Pharmaceutical Services, Inc. * (a)                                100             3,209
                                                                                 ------------
                                                                                      154,413

COSMETICS & TOILETRIES - 1.92%

Alberto Culver Company, Class B (a)                                     374            17,877
Avon Products, Inc.                                                   1,316            68,748
Colgate-Palmolive Company *                                           3,111           155,706
Estee Lauder Companies, Inc., Class A *                                 679            23,901
Helen Troy, Ltd. *                                                      233             2,712
Intermediate Parfums, Inc.                                              225             1,564
International Flavors & Fragrances, Inc. *                              621            20,176
Kimberly-Clark Corp.                                                  2,910           180,420
Nu Skin Enterprises, Inc., Class A                                      179             2,604
Regis Corp. *                                                           388            10,483
Revlon, Inc., Class A * (a)                                             175               866
The Gillette Company *                                                6,001           203,254
The Procter & Gamble Company *                                        7,269           649,122
                                                                                 ------------
                                                                                    1,337,433

CRUDE PETROLEUM & NATURAL GAS - 0.31%

Cabot Oil & Gas Corp., Class A *                                        100             2,285
EOG Resources, Inc. *                                                   692            27,473
Evergreen Resources, Inc. *                                             100             4,250
Helmerich & Payne, Inc.                                                 193             6,894
Key Energy Services, Inc. *                                             368             3,864
National Oilwell, Inc. *                                                628            13,220
Nuevo Energy Company *                                                  100             1,580
Occidental Petroleum Corp. *                                          1,798            53,922
Ocean Energy, Inc. *                                                  1,152            24,964
Patterson Energy, Inc. *                                                593            16,740
Pioneer Natural Resources Company *                                     586            15,265
Sunoco, Inc. *                                                          416            14,822
TEPPCO Partners, LP *                                                   326            10,448
Valero Energy Corp. *                                                   488            18,261
                                                                                 ------------
                                                                                      213,988

DOMESTIC OIL - 0.97%

Amerada Hess Corp. *                                                    430            35,475
Anadarko Petroleum Corp. *                                            1,440            70,992
Berry Petroleum Company, Class A *                                      469             7,903
Chesapeake Energy Corp. *                                               943             6,790
Chiles Offshore, Inc. *                                                 318             7,711
Conoco, Inc. *                                                        3,433            95,437
Denbury Resources, Inc. *                                               262             2,696
Devon Energy Corp. *                                                    838            41,297
Encore Aquisition Company *                                             348             6,003
Energy Partners, Ltd. *                                                 377             3,506
Energysouth, Inc.                                                       100             3,204
Enterprise Products Partners LP                                         448             7,280
Forest Oil Corp. *                                                      371            10,548
Frontier Oil Corp. *                                                    100             1,760
Giant Industries, Inc. *                                                100               800
Grey Wolf, Inc. *                                                       796             3,256
Holly Corp.                                                             200             3,350
Houston Exploration Company *                                           100             2,900
Kerr-McGee Corp. *                                                      531            28,435
Key Production, Inc. *                                                  100             1,950
Magnum Hunter Resources, Inc. *                                         806             6,359
Marathon Oil Corp. *                                                  1,622            43,989
Maverick Tube Corp. *                                                   100             1,500
Maynard Oil Company *                                                   100             1,686
McMoran Exploration Company * (a)                                       100               430
Murphy Oil Corp. *                                                      221            18,232
Noble Energy, Inc. *                                                    348            12,545
Oil States International, Inc. *                                        522             6,212
Patina Oil & Gas Corp.                                                  125             3,429
Phillips Petroleum Company *                                          2,010           118,349
Plains Resources, Inc. *                                                100             2,675
Pogo Producing Company *                                                438            14,288

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
DOMESTIC OIL - CONTINUED

Quicksilver Resources, Inc. *                                           108      $      2,792
Remington Oil Gas Corp. *                                               200             3,984
Seven Seas Petroleum, Inc. * (a)                                        274               622
Spinnaker Exploration Company *                                         100             3,602
St. Mary Land & Exploration Company * (a)                               252             6,030
Swift Energy Company *                                                  100             1,579
Syntroleum Corp. *                                                      168               484
Tom Brown, Inc. *                                                       152             4,309
Unit Corp. *                                                            100             1,735
Unocal Corp. *                                                        1,211            44,734
Vintage Petroleum, Inc. *                                               566             6,735
Westport Resources Corp. *                                              320             5,248
Williams Clayton Energy, Inc. *                                         100             1,160
Wiser Oil Company *                                                     136               480
World Fuel Services Corp. *                                              58             1,415
XTO Energy, Inc. *                                                      794            16,356
                                                                                 ------------
                                                                                      672,252

DRUGS & HEALTH CARE - 1.24%

Abiomed, Inc. * (a)                                                     362             3,069
Aclara Biosciences, Inc. *                                              100               172
Advanced Tissue Sciences, Inc. *                                        321               462
Alkermes, Inc. *                                                        519             8,309
Alliance Imaging, Inc. *                                                179             2,417
ALPHARMA, Inc., Class A *                                               146             2,479
American Healthcorp, Inc. * (a)                                         269             4,788
AmeriPath, Inc. *                                                       213             5,112
Amsurg Corp. *                                                          180             4,727
Amylin Pharmaceuticals, Inc. *                                          279             3,052
Andrx Corp. *                                                           363             9,790
Antigenics, Inc. * (a)                                                  100               985
Aphton Corp. * (a)                                                      100               750
Apogent Technologies, Inc. *                                            597            12,280
Aradigm Corp. * (a)                                                     100               436
Ariad Pharmaceuticals, Inc. *                                           100               416
Arqule, Inc. *                                                          246             1,661
Arrow International, Inc.                                               100             3,905
Atrix Labatories, Inc. *                                                276             6,141
ATS Medical, Inc. *                                                     100                55
Avant Immunotherapeutics, Inc. * (a)                                    304               340
Axonyx, Inc. *                                                          100               225
Beckman Coulter, Inc. *                                                 297            14,820
Becton Dickinson & Company                                            1,514            52,157
Beverly Enterprises, Inc. *                                             400             3,044
Bico, Inc. *                                                          3,100                 9
Bio Technology General Corp. *                                          200             1,202
Bio-Rad Laboratories, Inc., Class A *                                   216             9,830
Biomarin Pharmaceutical, Inc. * (a)                                     155               809
Biopure Corp., Class A * (a)                                            100               765
Biosite Diagnostics, Inc. *                                             125             3,519
Britesmile, Inc. * (a)                                                  421               998
Cardinal Health, Inc. *                                               2,485           152,604
Cardiodynamics International Corp. *                                    263               978
Caremark Rx, Inc. *                                                   1,110            18,315
Cell Genesys, Inc. * (a)                                                376             5,072
Cell Pathways, Inc. * (a)                                               100               150
Cell Therapeutics, Inc. * (a)                                           142               775
Celsion Corp. *                                                         200               102
Cerus Corp. * (a)                                                        98             3,320
Chromavision Medical Systems, Inc. * (a)                                164               294
Closure Medical Corp. *                                                 100             1,400
Cobalt Corp. * (a)                                                      100             2,280
Coherent, Inc. *                                                        100             2,954
Colormax Technologies, Inc. *                                           100                 0
Columbia Laboratories, Inc. *                                           156               936
Conmed Corp. *                                                          150             3,350
Cooper Company, Inc. *                                                  105             4,945
Corixa Corp. * (a)                                                      200             1,370
Corvas International, Inc. * (a)                                        100               215
Coventry Helath Care, Inc. *                                            483            13,727
Cryolife, Inc. * (a)                                                    150             2,409
Curagen Corp. *                                                         271             1,526
Curis, Inc. *                                                           145               177
CV Therapeutics, Inc. * (a)                                             100             1,862
Cyber Care, Inc. * (a)                                                  310                47
Cyberonics, Inc. *                                                      100             1,312
Cygnus, Inc. * (a)                                                      100               215
Cytogen Corp. *                                                         392               419
Datascope Corp. * (a)                                                   124             3,427
Daxor Corp. *                                                           100             1,774
Diametrics Medical, Inc. *                                              221               813
Digene Corp. *                                                          147             1,729
Diversa Corp. *                                                         100               995
Drugstore.com, Inc. *                                                   200               538
Duane Reade, Inc. * (a)                                                 100             3,405
Durect Corp. *                                                          435             3,480
eBenX, Inc. * (a)                                                       100               266
Edwards Lifesciences Corp. *                                            512            11,878
Embrex, Inc. *                                                          100             2,092
Emisphere Technologies, Inc. * (a)                                      100               419
Endo Pharmaceutical Holdings, Inc. *                                    922             6,454
Endocare, Inc. * (a)                                                    100             1,321
Enzo Biochem, Inc. * (a)                                                110             1,576
Enzon, Inc. * (a)                                                       198             4,873
Gene Logic, Inc. * (a)                                                  100             1,400
Genelabs Technologies, Inc. *                                           200               402
Genencor International, Inc. * (a)                                      343             3,358
Genesis Health Ventures, Inc. *                                         401             8,056
Genome Therapeutics Corp. *                                             100               231
Genta, Inc. * (a)                                                       242             2,006
Geron Corp. * (a)                                                       100               458
GTC Biotherapeutics, Inc. *                                             100               126
Health Net, Inc. *                                                      587            15,714
Hemispherx Biopharma, Inc. *                                            186               465
Henry Schein, Inc. *                                                    274            12,193
Hillenbrand Industries, Inc.                                            265            14,880
Humana, Inc. *                                                          979            15,302
I-STAT Corp. * (a)                                                      100               356
ICOS Corp. *                                                            299             5,071
IDEXX Laboratories, Inc. *                                              281             7,247
IDX Systems Corp. * (a)                                                 100             1,302
IGEN International, Inc. *                                              100             3,150
ILEX Oncology, Inc. *                                                   100             1,409
Illumina, Inc. * (a)                                                    401             2,695
Imaging Diagnostic Systems, Inc. *                                      300               141
ImClone Systems, Inc. * (a)                                             444             3,861
Immune Response Corp. * (a)                                             100                35
Immunogen, Inc. * (a)                                                   158               425
Immunomedics, Inc. * (a)                                                215             1,120
Impax Laboratories, Inc. *                                              384             2,876
Inhale Therapeutic Systems, Inc. * (a)                                  200             1,898
International Specialty Products, Inc. *                                304             2,341
Intrabiotics Pharmaceuticals, Inc. *                                    100               130
Intuitive Surgical, Inc. *                                              372             3,151
Invacare Corp. *                                                        233             8,621
Ivax Corp. *                                                            990            10,692
K-V Pharmaceutical Company, Class A *                                   232             6,264
Kos Pharmaceuticals, Inc. * (a)                                         100             2,035

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
DRUGS & HEALTH CARE - CONTINUED

Labone, Inc. *                                                          100      $      2,599
Landauer, Inc. *                                                        100             3,883
LCA Vision, Inc. *                                                      273               287
Lexicon Genetics, Inc. *                                                450             2,200
Lifepoint Hospitals, Inc. *                                             138             5,011
Luminex Corp. * (a)                                                     195             1,464
Magellan Health Services, Inc. *                                        366               366
Maxygen, Inc. *                                                         457             5,474
Medarex, Inc. *                                                         386             2,864
Mentor Corp. *                                                          100             3,671
MGI Pharma, Inc. * (a)                                                  100               706
Mid-Atlantic Medical Services, Inc. *                                   200             6,270
Miravant Medical Technologies * (a)                                     100                53
Molecular Devices Corp. *                                               103             1,833
Nanogen, Inc. * (a)                                                     100               350
NaPro BioTherapeutics, Inc. * (a)                                       587             3,851
NBTY, Inc. *                                                            264             4,087
NDCHealth Corp. *                                                       257             7,170
NeoPharm, Inc. * (a)                                                    350             4,399
NeoRx Corp. *                                                           100               120
Neurogen Corp. *                                                        100             1,169
Nexell Therapeutics, Inc. *                                              75                 5
Northfield Laboratories, Inc. * (a)                                     100               401
Novoste Corp. *                                                         166               767
Ocular Sciences, Inc. *                                                 100             2,650
Omega Healthcare Investors, REIT *                                      200             1,516
Orasure Technologies, Inc. * (a)                                        438             2,847
Organogenesis, Inc. * (a)                                               161                32
Orthodontic Centers America, Inc. * (a)                                 353             8,137
Osteotech, Inc. *                                                       100               739
Owens & Minor, Inc.                                                     165             3,260
Pacificare Health Systems, Inc. *                                       100             2,720
Parexel International Corp. *                                           100             1,391
Peregrine Pharmaceuticals, Inc. * (a)                                   300               351
Perrigo Company *                                                       301             3,913
Pharmaceutical Resources, Inc. *                                        150             4,167
Pharmacopeia, Inc. *                                                    100               852
Pharmacyclics, Inc. * (a)                                               178               790
Pharmos Corp. *                                                         320               294
Polymedica Corp. * (a)                                                  116             2,963
Practiceworks, Inc. *                                                    98             1,808
Praecis Pharmaceuticals, Inc. *                                         373             1,298
Prime Hospitality Corp. *                                               200             2,598
Psychemedics Corp.                                                    1,373             4,105
Quidel Corp. *                                                          234             1,612
Quintiles Transnational Corp. *                                         592             7,394
Rehabcare Group, Inc. *                                                 113             2,715
Renal Care Group, Inc. *                                                326            10,155
Resources Care, Inc. *                                                  100               662
Respironics, Inc. *                                                     100             3,405
Ribozyme Pharmaceuticals, Inc. * (a)                                    100               138
SciClone Pharmaceuticals, Inc. *                                        171               342
Scios, Inc. * (a)                                                       200             6,122
Sepracor, Inc. * (a)                                                    436             4,164
Sequenom, Inc. * (a)                                                    100               353
Sicor, Inc. *                                                           864            16,019
Sola International, Inc. *                                              379             4,358
STAAR Surgical Company *                                                100               412
Stryker Corp. *                                                       1,066            57,042
Sunrise Assisted Living, Inc. * (a)                                     100             2,680
Sunrise Technologies International, Inc. * (a)                          200                 8
Supergen, Inc. *                                                        100               726
Sybron Dental Specialties, Inc. *                                       356             6,586
Syncor International Corp. *                                            183             5,764
Targeted Genetics Corp. *                                               226               244
Texas Biotechnology Corp. *                                             207               807
Theragenics Corp. * (a)                                                 160             1,349
Trigon Healthcare, Inc. *                                               145            14,584
Twinlab Corp. *                                                         188                83
United Surgical Partners *                                              293             9,077
United Therapeutics Corp. * (a)                                         100             1,236
US Oncology, Inc. *                                                     375             3,124
Valentis, Inc. * (a)                                                    170               228
Vasomedical, Inc. *                                                     310               822
Vaxgen, Inc. * (a)                                                      100               554
Ventana Medical Systems, Inc. * (a)                                     168             3,688
Versicor, Inc. *                                                        124             1,668
Vical, Inc. *                                                           100               528
VISX, Inc. *                                                            253             2,758
Vital Signs, Inc. *                                                     100             3,615
VitalWorks, Inc. *                                                      100               820
Vivus, Inc. * (a)                                                       185             1,252
Von Pharmaceuticls, Inc. *                                              100                39
Wright Medical Group, Inc. *                                            429             8,649
Young Innovations, Inc. *                                               150             3,258
Zevex International, Inc. *                                              75               203
Zila, Inc. *                                                            295               298
Zonagen, Inc. * (a)                                                     110               165
Zymogenetics, Inc. *                                                    647             5,707
                                                                                 ------------
                                                                                      864,773

EDUCATIONAL SERVICES - 0.10%

Apollo Group, Inc., Class A *                                           913            35,990
Career Education Corp. *                                                254            11,430
Edison Schools, Inc., Class A * (a)                                     263               266
Education Management Corp. *                                            235             9,571
Renaissance Learning, Inc. * (a)                                        153             3,094
Strayer Education, Inc. *                                               100             6,360
Sylvan Learning Systems, Inc. *                                         200             3,988
                                                                                 ------------
                                                                                       70,699

ELECTRICAL EQUIPMENT - 2.90%

A.O. Smith Corp. *                                                      100             3,121
Active Power, Inc. * (a)                                                215               776
American Power Conversion Corp. *                                     1,317            16,634
AMETEK, Inc. *                                                          154             5,736
Anaren Microwave, Inc. *                                                110               950
Anixter International, Inc. *                                           156             3,666
Artesyn Technologies, Inc. *                                            159             1,038
Audiovox Corp., Class A *                                               100               795
AVX Corp. *                                                             946            15,448
Baldor Electric Company *                                               100             2,520
Barnes Group, Inc. *                                                    161             3,687
Belden, Inc. *                                                          100             2,084
C & D Technologies, Inc.                                                329             5,929
C-COR.net Corp. *                                                       100               700
Cable Design Technologies Corp. *                                       490             5,023
Capstone Turbine Corp. *                                                328               544
Catalytica Energy Systems, Inc. * (a)                                   332             1,049
Centraxx, Inc. *                                                        100                 0
Cohu, Inc. *                                                            100             1,728
Cooper Industries, Ltd., Class A *                                      557            21,890
Dauphin Technology, Inc. *                                              200               106
Dupont Photomasks, Inc. *                                                85             2,761
Electro Scientific Industries, Inc. *                                   100             2,430
Emerson Electric Company *                                            2,424           129,708
General Cable Corp. *                                                   174             1,096
General Electric Company *                                           56,038         1,627,904
Genlyte Group, Inc. *                                                   100             4,063

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
ELECTRICAL EQUIPMENT - CONTINUED

Hubbell, Inc., Class B *                                                258      $      8,811
Johnson Controls, Inc. *                                                470            38,357
Littelfuse, Inc. *                                                      100             2,313
Magnetek, Inc. *                                                        100               990
Methode Electronics, Inc., Class A *                                    100             1,277
Millipore Corp. *                                                       214             6,844
Molex, Inc.                                                           1,038            34,804
NCT Group, Inc. *                                                     1,000                82
Plug Power, Inc. * (a)                                                  193             1,527
Powell Industries, Inc. *                                               100             2,425
Power-One, Inc. *                                                       300             1,866
Rayovac Corp. * (a)                                                     421             7,801
SLI, Inc. *                                                           2,964             1,186
SPS Technologies, Inc. *                                                122             4,657
Symbol Technologies, Inc. *                                           1,227            10,429
Tektronix, Inc. *                                                       690            12,910
Thomas Industries, Inc. *                                               100             2,880
Twin Disc, Inc. *                                                       100             1,480
Universal Electronics, Inc. *                                           100             1,496
Vicor Corp. *                                                           262             1,831
W.H. Brady Company, Class A *                                           100             3,500
Waters Instruments, Inc.                                                147             1,014
Watsco, Inc.                                                            164             2,993
Wesco International, Inc. *                                             164             1,033
Wilson Greatbatch Technologies, Inc. *                                   91             2,319
Woodhead Industries, Inc. *                                              76             1,303
Xetel Corp. *                                                           159                45
                                                                                 ------------
                                                                                    2,017,559

ELECTRIC UTILITIES - 2.04%

Allegheny Energy, Inc. *                                                598            15,399
Allete, Inc.                                                            542            14,688
Alliant Corp. *                                                         372             9,560
Ameren Corp. *                                                          698            30,021
American Electric Power, Inc. *                                       1,693            67,754
Avista Corp. *                                                          374             5,161
Baycorp Holdings, Ltd. *                                                875            10,413
Black Hills Corp.                                                       318            11,006
Central Vermont Public Service Corp. *                                  200             3,600
CH Energy Group, Inc. * (a)                                             100             4,925
Cinergy Corp. *                                                         947            34,083
Cleco Corp.                                                             200             4,380
CMS Energy Corp. *                                                      902             9,904
Conectiv, Inc. *                                                        592            15,280
Connecticut Water Service, Inc. *                                       246             7,498
Consol Energy, Inc. *                                                   383             8,139
Consolidated Edison, Inc.                                             1,023            42,710
Constellation Energy Group, Inc.                                      1,029            30,191
Dominion Resources, Inc.                                              1,365            90,363
DPL, Inc. *                                                             813            21,504
DQE, Inc. *                                                             522             7,308
DTE Energy Company *                                                    849            37,899
Duke Energy Company                                                   4,609           143,340
Edison International *                                                2,118            36,006
El Paso Electric Company *                                              703             9,737
Empire District Electric Company *                                      100             2,050
Exelon Corp.                                                          1,794            93,826
FirstEnergy Corp. *                                                   1,663            55,511
Florida Public Utilities Company *                                      475             8,655
FPL Group, Inc.                                                         957            57,410
GrafTech International, Ltd. *                                          682             8,389
Great Plains Energy, Inc. *                                             489             9,951
Green Mountain Power Corp. *                                            200             3,632
Hawaiian Electric Industries, Inc. *                                    100             4,255
IDACORP, Inc. *                                                         236             6,537
Madison Gas & Electric Company                                          100             2,785
National Grid Group PLC, ADR                                            271             9,528
Newpower Holdings, Inc. *                                             1,491                28
Northeast Utilities                                                     853            16,045
NSTAR *                                                                 255            11,419
OGE Energy Corp. *                                                      522            11,933
Otter Tail Power Company                                                100             3,152
PG&E Corp. *                                                          2,344            41,934
Pinnacle West Capital Corp. *                                           476            18,802
PNM Resources, Inc.                                                     114             2,759
Potomac Electric Power Company *                                        536            11,513
PPL Corp.                                                               920            30,434
Progress Energy, Inc. *                                               1,136            59,083
Public Service Enterprise Group, Inc. *                               1,059            45,855
Puget Energy, Inc.                                                      391             8,074
Reliant Energy, Inc. *                                                1,708            28,865
Reliant Resources, Inc. * (a)                                           213             1,864
RGS Energy Group, Inc. *                                                100             3,920
Sierra Pacific Resources * (a)                                          614             4,789
SJW Corp.                                                                78             6,318
TECO Energy, Inc. (a)                                                   660            16,335
The AES Corp. *                                                       2,791            15,127
The Southern Company *                                                3,863           105,846
Uil Holding Corp. *                                                     142             7,733
Unisource Energy Corp.                                                  457             8,500
Westar Energy, Inc. *                                                   200             3,070
Wisconsin Energy Corp. *                                                661            16,703
WPS Resources Corp. * (a)                                               100             4,083
York Research Corp., Class A *                                          189                 5
                                                                                 ------------
                                                                                    1,417,587

ELECTRONICS - 0.83%

Adaptec, Inc. *,                                                        813             6,415
Agilent Technologies, Inc. *                                          2,674            63,240
Amphenol Corp., Class A * (a)                                           222             7,992
Anadigics, Inc. * (a)                                                   100               824
Analog Devices, Inc. *                                                2,046            60,766
Analogic Corp. *                                                        174             8,556
APW, Ltd. * (a)                                                         242                10
Arrow Electronics, Inc. *                                               503            10,437
AstroPower, Inc. * (a)                                                  258             5,067
Avid Technology, Inc. *                                                 100               926
Avnet, Inc. *                                                           757            16,646
Checkpoint Systems, Inc. * (a)                                          174             2,036
CTS Corp. *                                                             100             1,204
Cubic Corp.                                                             336             7,963
DDI Corp. *                                                             405               405
DSP Group, Inc. *                                                       100             1,960
Electronics For Imaging, Inc. *                                         416             6,619
Engineered Support Systems, Inc. *                                      158             8,263
FEI Company *                                                           260             6,373
Fisher Scientific International, Inc. *                                 258             7,224
FLIR Systems, Inc. *                                                     54             2,266
Foundry Networks, Inc. *                                                784             5,512
Franklin Electric, Inc.                                                 134             6,307
General Motors Corp., Class H *                                       4,956            51,542
Glenayre Technologies, Inc. *                                           322               402
Identix, Inc. * (a)                                                     353             2,577
Intermagnetics General Corp. * (a)                                      165             3,333
Intermediate Telephone, Inc. * (a)                                      100             1,711
InVision Technologies, Inc. * (a)                                       182             4,397
Irvine Sensors Corp. *                                                    5                 9
Itron, Inc. *                                                           207             5,430

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
ELECTRONICS - CONTINUED

Jabil Circuit, Inc. *                                                 1,072      $     22,630
Keithley Instruments, Inc. *                                             94             1,357
Kemet Corp. *                                                           484             8,644
L-3 Communications Holdings, Inc. * (a)                                 498            26,892
Lufkin Industries, Inc. *                                               100             2,887
Lumenon Innovation Lightwave Technology, Inc. *                         100                20
Mentor Graphics Corp. *                                                 259             3,683
Mirant Corp. *                                                        2,339            17,075
MTI Technology Corp. * (a)                                              100                67
Network Access Solutions Corp. *                                        100                 1
Park Electrochemical Corp. *                                            268             7,102
Pemstar, Inc. * (a)                                                     467               621
Photon Dynamics, Inc. *                                                  37             1,110
Pixelworks, Inc. * (a)                                                  199             1,670
Polycom, Inc. *                                                         581             6,966
Rockwell International Corp. *                                          917            18,322
Rogers Corp. *                                                          228             6,227
Sanmina-SCI Corp. *                                                   2,863            18,066
Sequa Corp., Class A *                                                  114             7,454
Silicon Graphics, Inc. *                                                818             2,405
Solectron Corp. *                                                     5,070            31,180
Somera Communications, Inc. * (a)                                       275             1,963
Stoneridge, Inc. *                                                      181             3,385
Sycamore Networks, Inc. *                                             2,459             9,492
Technitrol, Inc. *                                                      234             5,452
Technology Solutions Company *                                          326               417
Teleflex, Inc.                                                          155             8,858
Thomas & Betts Corp. *                                                  431             8,017
Trimble Navigation, Ltd. *                                              100             1,550
United Industrial Corp. *                                               184             4,020
Varian, Inc. *                                                          145             4,778
Verisity, Ltd. * (a)                                                     30               520
Viasystems Group, Inc. *                                                659                46
Vicon Industries, Inc. *                                                256               947
Video Display Corp. *                                                   101               651
Viisage Technology, Inc. *                                               94               462
Vishay Intertechnology, Inc. *                                          861            18,942
Vixel Corp. *                                                           100               260
Wells-Gardner Electronics Corp. *                                       215               462
Wireless Telecom Group, Inc. *                                          221               475
X-Rite, Inc. *                                                          162             1,379
Xata Corp. *                                                            126               575
Xeta Corp. *                                                             91               328
Zebra Technologies Corp., Class A *                                     259            12,489
Zygo Corp. *                                                             73               588
                                                                                 ------------
                                                                                      576,847

ENERGY - 0.30%

Calpine Corp. * (a)                                                   1,788            12,570
Covanta Energy Corp. * (a)                                              200                 3
Energen Corp. *                                                         100             2,750
Energy East Corp.                                                       611            13,808
Entergy Corp. *                                                       1,245            52,838
Fuelcell Energy, Inc. * (a)                                             164             1,687
Headwaters, Inc. *                                                      477             7,513
MDU Resources Group, Inc. *                                             489            12,856
TXU Corp. *                                                           1,381            71,190
Xcel Energy, Inc. *                                                   1,993            33,423
                                                                                 ------------
                                                                                      208,638

FINANCIAL SERVICES - 5.64%

A.G. Edwards, Inc. *                                                    499            19,396
Ace Cash Express, Inc. *                                                100               999
Advanta Corp., Class A * (a)                                            518             5,625
Aegis Realty, Inc. *                                                    928            10,394
Alliance Capital Management Holding, LP (a)                             400            13,700
Allied Capital Corp. (a)                                                528            11,959
Ambac Financial Group, Inc. *                                           530            35,616
Amcore Financial, Inc. *                                                100             2,317
America First Mortgage Investments, Inc. *                              200             1,970
American Express Company *,                                           7,499           272,364
American Insured Mortgage, Ltd., Series 88, LP                        1,452             7,100
American Insured Mortgage, Series 86, LP *                            2,071             6,441
American Residential Investment Trust *                                 100               434
Americredit Corp. * (a)                                                 568            15,932
Ameritrade Holding Corp., Class A *                                   1,818             8,363
Annaly Mortgage Management, Inc., REIT                                  100             1,940
Arthur J. Gallagher & Company                                           494            17,117
Bear Stearns Companies, Inc. *                                          487            29,804
BNP Residential Properties, Inc. *                                      876            11,038
BP Prudhoe Bay Royalty Trust *                                          100             1,140
Capital One Financial Corp.                                           1,187            72,466
Cash America International, Inc. *                                      154             1,417
Charles Schwab Corp.                                                  7,701            86,251
Charter Municipal Mortgage Acceptance Company, SBI                      336             6,008
Charter One Financial, Inc.                                           1,113            38,265
Citizens South Banking Corp.                                            143             2,860
Clark/Bardes, Inc. *                                                     64             1,462
Community Financial Group, Inc. *                                       563            14,204
Compass Bancshares, Inc.                                                630            21,168
Concord EFS, Inc. *                                                   2,676            80,655
Corporate Office Properties Trust V *                                   200             2,918
Correctional Properties Trust                                           200             4,400
Countrywide Credit Industries, Inc. *                                   604            29,143
Credit Acceptance Corp. * (a)                                           200             2,514
Cross Timbers Realty Trust                                              100             1,545
Delphi Financial Group, Inc. *                                          100             4,335
Downey Financial Corp. *                                                105             4,966
DVI, Inc. *                                                             100             1,930
E*TRADE Group, Inc. *                                                 2,097            11,450
Eaton Vance Corp. *                                                     456            14,227
Equifax, Inc.                                                           890            24,030
Equity One, Inc. *                                                      242             3,388
Euronet Worldwide, Inc. *                                               430             6,876
Federal Agricultural Mortgage Corp., Class A * (a)                      214             4,708
Federal Home Loan Mortgage Corp.                                      3,882           237,578
Federal National Mortgage Association                                 5,617           414,254
Federated Investors, Inc., Class B                                      615            21,261
Fidelity Bancorp, Inc.                                                   75             1,616
Financial Federal Corp. * (a)                                           100             3,310
FINOVA Group Inc. *                                                     200                21
First Charter Corp. *                                                   150             2,712
First Street BanCorp                                                    100             2,600
Firstfed Financial Corp. *                                              177             5,133
Franklin Resources, Inc. *                                            1,448            61,743
Fulton Financial Corp.                                                  445             8,424
Hoenig Group, Inc. *                                                    100             1,050
Household International, Inc.                                         2,578           128,127
Hugoton Royalty Trust SBI                                               200             2,120
Humphrey Hospitality Trust *                                            300               717
Impac Mortgage Holdings, Inc.                                           400             5,392
IndyMac Bancorp, Inc. *                                                 283             6,418
Interactive Data Corp. *                                                447             6,508
International Bancshares Corp.                                          167             7,054
Investment Technology Group, Inc. *                                     313            10,235
Investors Real Estate Trust, SBI                                        367             3,912
Istar Financial, Inc.                                                   430            12,255
ITLA Capital Corp. *                                                    100             2,969

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
FINANCIAL SERVICES - CONTINUED

J.D. Edwards & Company *                                                558      $      6,780
J.P. Morgan Chase & Company *                                        11,171           378,920
Jameson Inns, Inc.                                                      300             1,068
Jeffries Group, Inc. *                                                  100             4,210
John Hancock Financial Services, Inc. *                               1,639            57,693
Jones Lang Lasalle, Inc. *                                              100             2,470
Keystone Property Trust Corp. *                                         100             1,587
Knight Trading Group, Inc. *                                            595             3,118
Labranche & Company, Inc. * (a)                                         494            11,313
Legg Mason, Inc. *                                                      334            16,480
Lehman Brothers Holdings, Inc.                                        1,369            85,590
Leucadia National Corp. *                                               211             6,680
Liberte Investors, Inc. *                                               280             1,092
Malan Realty Investments, Inc. *                                        765             4,139
MBIA, Inc.                                                              857            48,446
MBNA Corp. *                                                          4,696           155,297
Mellon Financial Corp. *                                              2,586            81,278
Merrill Lynch & Company, Inc. *                                       4,734           191,727
Metris Companies, Inc. * (a)                                            386             3,208
Morgan Stanley Dean Witter & Company *                                6,199           267,053
National Health Realty, Inc. *                                          300             5,610
NBT Bancorp, Inc. *                                                     120             2,168
NCO Group, Inc. *                                                       100             2,178
Neuberger Berman, Inc. *                                                285            10,431
New Century Equity Holdings *                                           200                90
New Century Financial Corp. * (a)                                       322            11,260
Ocwen Financial Corp. *                                                 200             1,100
Onvia Common, Inc. * (a)                                                200                38
Philips International Realty Corp. *                                  3,179             6,581
PMC Capital, Inc.                                                       159             1,046
Providian Financial Corp. *                                           1,500             8,820
Regions Financial Corp.                                               1,185            41,653
Roberts Realty Investments, Inc. *                                    1,197             8,798
Siebert Financial Corp. *                                               100               359
Sizeler Property Investments, Inc. *                                  1,055            11,521
SLM Corp. *                                                             878            85,078
SoundView Technology Group, Inc. *                                      497               845
State Street Corp.                                                    1,783            79,700
Stilwell Financial, Inc.                                              1,470            26,754
Student Loan Corp. *                                                     76             6,296
Switchboard, Inc. *                                                     164               554
SWS Group, Inc. *                                                       297             5,827
Synovus Financial Corp.                                               1,734            47,720
T. Rowe Price Group, Inc. *                                             672            22,095
Tarragon Realty Investments, Inc. *                                     121             1,876
The Goldman Sachs Group, Inc. *                                       1,123            82,372
The John Nuveen Company, Class A                                        492            12,644
Thornburg Mortgage Asset Corp. *                                        100             1,968
Triad Guaranty, Inc. *                                                  100             4,353
UMB Financial Corp. *                                                   176             8,249
United Community Financial Corp. *                                      200             1,872
Waddell & Reed Financial, Inc., Class A                                 382             8,755
Washington Mutual, Inc.                                               5,328           197,722
Webster Financial Corp.                                                 256             9,789
Wesco Financial Corp.                                                    41            12,366
Westcorp, Inc.                                                          100             3,195
WFS Financial, Inc. *                                                   100             2,741
Willis Lease Finance Corp. *                                             76               368
World Acceptance Corp. *                                                183             1,537
Ziegler Companies, Inc. *                                               100             1,500
                                                                                 ------------
                                                                                    3,926,222

FOOD & BEVERAGES - 3.72%

Alico, Inc. *                                                           100             2,939
American Italian Pasta Company, Class A *                               100             5,099
Anheuser-Busch Companies, Inc. *                                      4,961           248,050
Archer-Daniels-Midland Company *                                      3,761            48,103
Aurora Foods, Inc. * (a)                                                373               560
Bob Evans Farms, Inc. *                                                 392            12,340
Bridgford Foods Corp. *                                                 160             2,123
Campbell Soup Company *                                               2,321            64,199
Chiquita Brands International, Inc. *                                     2                36
Coca-Cola Bottling Company *                                            183             7,869
Coca-Cola Enterprises, Inc. *                                         2,415            53,323
ConAgra, Inc. *                                                       2,843            78,609
Constellation Brands, Inc., Class A *                                   324            10,368
Corn Products International, Inc. *                                     269             8,371
Dean Foods Company *                                                    394            14,696
Del Monte Foods Company *                                               200             2,360
Dole Food, Inc.                                                         200             5,770
Dreyers Grand Ice Cream, Inc. *                                         277            19,002
Farmer Brothers Company *                                                21             7,618
Fleming Companies, Inc. * (a)                                           157             2,850
Flowers Foods, Inc. *                                                    90             2,326
General Mills, Inc. *                                                 1,999            88,116
H.J. Heinz Company *                                                  1,851            76,076
Hain Celestial Group, Inc. *                                            354             6,549
Hershey Foods Corp. *                                                   672            42,000
Hines Horticulture, Inc. *                                              235               811
Hormel Foods Corp. *                                                    850            20,349
International Multifoods Corp. *                                        100             2,600
Interstate Bakeries Corp. *                                             200             5,776
Kellogg Company *                                                     2,317            83,088
Kraft Foods, Inc., Class A *                                          1,447            59,255
Lance, Inc. *                                                           176             2,566
Maui Land & Pineapple, Inc. *                                           100             2,020
McCormick & Company, Inc.                                               576            14,832
National Beverage Corp. *                                               167             2,338
Pepsi Bottling Group, Inc. *                                          1,661            51,159
PepsiAmericas, Inc. *                                                   803            11,997
PepsiCo, Inc.                                                         9,851           474,818
Performance Food Group Company * (a)                                    232             7,856
Pilgrims Pride Corp. * (a)                                              184             2,576
Ralcorp Holdings, Inc. *                                                167             5,219
Sanderson Farms, Inc.                                                   100             2,501
Sara Lee Corp. *                                                      4,456            91,972
Seabord Corp.                                                            25             6,211
Sensient Technologies Corp. *                                           163             3,710
Smithfield Foods, Inc. *                                                644            11,946
Tasty Baking Corp. *                                                    100             1,350
The Coca-Cola Company                                                14,038           786,128
The J.M. Smucker Company *                                              319            10,887
The Steak & Shake Company *                                             204             3,193
Tootsie Roll Industries, Inc. *                                         371            14,306
Triarc Companies, Inc., Class A *                                       100             2,760
Tyson Foods, Inc., Class A *                                          1,811            28,089
Vita Food Products, Inc. *                                              281             1,798
Weider Nutrition International, Inc., Class A *                         208               412
William Wrigley Jr. Company                                           1,238            68,523
Yocream International, Inc. *                                           175             1,557
                                                                                 ------------
                                                                                    2,591,955

FOREST PRODUCTS - 0.13%

Caraustar Industries, Inc. *                                            100             1,248
Louisiana Pacific Corp. *                                               755             7,995
Rayonier, Inc. *                                                        100             4,913
Universal Fast Products, Inc. *                                         100             2,342

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
FOREST PRODUCTS - CONTINUED

Weyerhaeuser Company *                                                1,132      $     72,278
Wickes, Inc. *                                                          113               197
                                                                                 ------------
                                                                                       90,846

FUNERAL SERVICES - 0.02%

Service Corp. International *                                         2,545            12,292
Stewart Enterprises, Inc., Class A *                                    424             2,701
                                                                                 ------------
                                                                                       14,993

FURNITURE & FIXTURES - 0.09%

Advanced Lighting Technologies, Inc. *                                  100                80
American Woodmark Corp. *                                               116             6,511
Chromcraft Revington, Inc. *                                            100             1,365
Ethan Allen Interiors, Inc.                                             144             5,019
Furniture Brands International, Inc. *                                  183             5,536
Kimball International, Inc., Class B *                                  241             3,950
La-Z-Boy, Inc.                                                          506            12,761
Leggett & Platt, Inc. *                                               1,080            25,272
Steelcase, Inc. * (a)                                                   100             1,338
                                                                                 ------------
                                                                                       61,832

GAS & PIPELINE UTILITIES - 0.59%

AGL Resources, Inc. *                                                   416             9,651
American Water Works Company, Inc.                                      582            25,148
Aquila, Inc. *                                                          942             7,536
Atmos Energy Corp. * (a)                                                411             9,634
California Water Service Group                                          100             2,520
Cascade Natural Gas Corp. *                                             100             2,090
Chesapeake Utilities Corp. *                                            100             1,901
Delta Natural Gas, Inc. *                                               417             9,053
Dynegy, Inc., Class A *                                               1,939            13,961
El Paso Corp.                                                         2,787            57,440
Enron Corp. * (a)                                                     3,869               410
Equitable Resources, Inc.                                               398            13,651
Global Industries, Ltd. *                                               401             2,803
KeySpan Corp. *                                                         735            27,673
Kinder Morgan, Inc. *                                                   737            28,021
National Fuel Gas Company                                               398             8,959
New Jersey Resources Corp.                                              223             6,657
Nicor, Inc.                                                             100             4,575
NiSource, Inc. *                                                      1,021            22,288
Northwest Natural Gas Company *                                         281             8,079
Northwestern Corp. * (a)                                                100             1,695
ONEOK, Inc. *                                                           200             4,390
Peoples Energy Corp.                                                    100             3,646
Philadelphia Suburban Corp.                                             236             4,767
Piedmont Natural Gas, Inc.                                              100             3,698
Questar Corp. *                                                         584            14,425
RGC Resources, Inc. *                                                   395             7,185
SCANA Corp.                                                             576            17,781
Semco Energy, Inc. (a)                                                  100               905
Sempra Energy *                                                         993            21,975
Southern Union Company *                                                212             3,606
Southwest Gas Corp. *                                                   100             2,475
Southwest Water Company *                                               131             2,480
Southwestern Energy Company *                                           100             1,519
TC Pipelines, LP *                                                      100             2,371
The Laclede Group, Inc. *                                               291             6,833
Transmontaigne, Inc. *                                                  190             1,149
UGI Corp.                                                               100             3,194
Ultra Petroleum Corp. *                                                 204             1,548
Valero, LP                                                              186             6,789
Vectren Corp. *                                                         309             7,756
Western Gas Resources, Inc. *                                           263             9,836
WGL Holdings, Inc.                                                      100             2,590
Williams Companies, Inc. *                                            3,100            18,569
                                                                                 ------------
                                                                                      413,232

GOLD - 0.03%

Barrick Gold Corp. - USD *                                              825            15,667
Meridian Gold, Inc. * (a)                                               300             4,815
                                                                                 ------------
                                                                                       20,482

HEALTHCARE PRODUCTS - 2.96%

Abbott Laboratories,                                                  8,756           329,663
Align Technology, Inc. * (a)                                            850             3,435
Apria Healthcare Group, Inc. *                                          344             7,706
Arthrocare Corp. * (a)                                                  197             2,533
Bausch & Lomb, Inc.                                                     400            13,540
Baxter International, Inc. *                                          3,303           146,818
Biomet, Inc. *                                                        1,648            44,694
Boston Scientific Corp. *                                             2,258            66,205
Bruker Daltonics, Inc. * (a)                                            527             2,082
Cytyc Corp. *                                                           600             4,572
DENTSPLY International, Inc.                                            376            13,878
Diagnostic Products Corp. *                                             200             7,400
EPIX Medical, Inc. *                                                    100             1,055
Guidant Corp. *                                                       1,811            54,746
INAMED Corp. *                                                          100             2,672
Inverness Medical Innovations, Inc. *                                    43               869
Johnson & Johnson                                                    17,243           901,119
Medtronic, Inc.                                                       6,782           290,609
Mylan Laboratories, Inc. *                                              636            19,939
Patterson Dental Company *                                              461            23,202
Priority Healthcare Corp., Class B *                                    200             4,700
St. Jude Medical, Inc. *                                                490            36,186
STERIS Corp. *                                                          290             5,542
Therasense, Inc. * (a)                                                  299             5,523
Thoratec Labs Corp. *                                                   278             2,499
Varian Medical Systems, Inc. *                                          451            18,288
Viasys Healthcare, Inc. *                                               135             2,356
XOMA, Ltd. *                                                            282             1,125
Zimmer Holdings, Inc. *                                               1,125            40,117
Zoll Medical Corp. *                                                    177             5,758
                                                                                 ------------
                                                                                    2,058,831

HEALTHCARE SERVICES - 1.25%

Accredo Health, Inc. *                                                  212             9,782
AmerisourceBergen Corp.                                                 607            46,132
AMN Healthcare Services, Inc. * (a)                                     270             9,453
CorVel Corp. *                                                          212             7,101
Cross Country, Inc. *                                                   254             9,601
DIANON Systems, Inc. *                                                  140             7,479
Eclipsys Corp. *                                                        180             1,181
Express Scripts, Inc., Class A *                                        500            25,055
First Health Group Corp. *                                              474            13,291
HCA-The Healthcare Company *                                          2,920           138,700
HEALTHSOUTH Corp. *                                                   1,991            25,465
IMPATH, Inc. * (a)                                                      114             2,046
IMS Health, Inc. *                                                    1,822            32,705
Laboratory Corp. of America Holdings *                                  776            35,424
Lincare Holdings, Inc. *                                                484            15,633
Manor Care, Inc. *                                                      610            14,030
McKesson Corp. *                                                      1,640            53,628
Omnicare, Inc. *                                                        664            17,437
Oxford Health Plans, Inc. *                                             567            26,343
Pediatrix Medical Group, Inc. *                                         166             4,150
Quest Diagnostics, Inc. *                                               488            41,992
Select Medical Corp. *                                                  261             4,087

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
HEALTHCARE SERVICES - CONTINUED

Specialty Laboratories, Inc. *                                          144      $      1,210
The Advisory Board Company *                                            256             9,277
Unilab Corp. *                                                          212             5,807
UnitedHealth Group, Inc. *                                            1,708           156,367
Universal Health Services, Inc., Class B *                              238            11,662
Weight Watchers International, Inc. *                                   628            27,280
Wellpoint Health Networks, Inc., Class A *                            1,476           114,848
                                                                                 ------------
                                                                                      867,166

HOLDINGS COMPANIES/CONGLOMERATES - 0.95%

Berkshire Hathaway, Inc., Class A *                                       9           601,200
Horace Mann Educators Corp. *                                           336             6,273
Loews Corp. *                                                         1,079            57,176
                                                                                 ------------
                                                                                      664,649

HOMEBUILDERS - 0.21%

Beazer Homes USA, Inc. * (a)                                             77             6,160
Centex Corp. *                                                          347            20,053
Champion Enterprises, Inc. * (a)                                        200             1,124
Clayton Homes, Inc. *                                                   870            13,746
D.R. Horton, Inc.                                                       739            19,236
Hovnanian Enterprises, Inc., Class A * (a)                              100             3,588
Lennar Corp. * (a)                                                      406            24,847
M.D.C. Holdings, Inc. (a)                                               121             6,292
NVR, Inc. *                                                              54            17,442
Oakwood Homes Corp. *                                                    60               299
Palm Harbor Homes, Inc. * (a)                                           100             1,986
Ryland Group, Inc. *                                                    200             9,950
Toll Brothers, Inc. *                                                   548            16,057
Walter Industries, Inc. *                                               200             2,670
                                                                                 ------------
                                                                                      143,450

HOTELS & RESTAURANTS - 1.11%

AFC Enterprises, Inc. *                                                 252             7,875
Alliance Gaming Corp. *                                                 532             6,639
Ameristar Casinos, Inc. *                                               306             8,892
Applebees International, Inc.                                           225             5,164
Argosy Gaming Corp. *                                                   100             2,840
Aztar Corp. *                                                           161             3,349
Boca Resorts, Inc., Class A *                                           190             2,517
Boyd Gaming Corp. *                                                     495             7,128
Brinker International, Inc. *                                           482            15,303
Buca, Inc. * (a)                                                        100             1,905
California Pizza Kitchen, Inc. *                                        343             8,506
CBRL Group, Inc. *                                                      439            13,398
CEC Entertainment, Inc. *                                               100             4,130
Chart House Enterprises, Inc.                                            33               111
Choice Hotels, Inc. *                                                   216             4,322
CKE Restaurants, Inc. *                                                 248             2,822
Darden Restaurants, Inc.                                                904            22,329
Dover Downs Gaming & Entertainment, Inc.                                140             1,792
Extended Stay America, Inc. *                                           427             6,926
Frischs Restaurants, Inc. *                                             100             1,975
Harrah's Entertainment, Inc. *                                          748            33,174
Hilton Hotels Corp. *                                                 2,081            28,926
IHOP Corp. *                                                            100             2,945
Isle of Capri Casinos, Inc. *                                           160             3,240
Jack In the Box, Inc. *                                                 311             9,890
Krispy Kreme Doughnuts, Inc. * (a)                                      284             9,142
La Quinta Corp. *                                                       741             5,372
Landry's Restaurants, Inc. *                                            100             2,551
Lone Star Steakhouse & Saloon, Inc.                                     100             2,359
Mandalay Resort Group *                                                 317             8,740
Marcus Corp. *                                                          100             1,665
Marriott International, Inc., Class A                                 1,324            50,378
McDonalds Corp. *                                                     7,093           201,796
MGM Mirage *                                                            969            32,704
Mtr Gaming Group, Inc. *                                                473             7,899
O'Charley's, Inc. *                                                     100             2,530
Outback Steakhouse, Inc. *                                              410            14,391
Panera Bread Company, Class A *                                         200             6,894
Papa Johns International, Inc. * (a)                                    100             3,339
Park Place Entertainment Corp. *                                      1,387            14,217
RARE Hospitality International, Inc. *                                  317             8,534
Ruby Tuesday, Inc. *                                                    200             3,880
Ryan's Family Steak Houses, Inc. *                                      150             1,981
Shuffle Master, Inc. * (a)                                              225             4,133
Sonic Corp. *                                                           225             7,067
Starbucks Corp. *                                                     2,276            56,559
Starwood Hotels & Resorts Worldwide, Inc. *                           1,157            38,054
Station Casinos, Inc. *                                                 222             3,963
The Cheesecake Factory, Inc. *                                          225             7,983
Tickets.Com, Inc. *                                                      25                25
Wendy's International, Inc. *                                           527            20,990
Westcoast Hospitality Corp. *                                           784             5,394
Worldwide Restaurant Concepts, Inc. *                                   300               879
Wyndham International, Inc., Class A *                                  600               696
Yum! Brands, Inc. *                                                   1,520            44,460
                                                                                 ------------
                                                                                      774,673

HOUSEHOLD APPLIANCES - 0.21%

American Real Estate Partners, LP *                                     520             5,044
Bassett Furniture Industries, Inc. *                                    100             1,950
Black & Decker Corp. *                                                  389            18,750
Blyth Industries, Inc.                                                  172             5,370
Consolidated Tomoka Land Company *                                      100             2,005
Drew Industries, Inc. *                                                 168             2,764
Eastern Company *                                                       100             1,440
Flexsteel Industries, Inc. *                                            630             9,444
International Aluminum Corp. *                                          100             2,050
KB HOME *                                                               318            16,380
Libbey, Inc. *                                                          201             6,854
Lifetime Hoan Corp. *                                                   885             6,316
Maytag Corp. *                                                          366            15,610
Mission West Properties, Inc. *                                         100             1,219
Sunbeam Corp. *                                                         400                36
The Stanley Works *                                                     511            20,956
The Toro Company *                                                      152             8,640
Transtechnology Corp. *                                                 100             1,135
Westpoint Stevens, Inc. * (a)                                           174               673
Whirlpool Corp. *                                                       340            22,222
Wilshire Oil Company *                                                  244               859
                                                                                 ------------
                                                                                      149,717

HOUSEHOLD PRODUCTS - 0.31%

Applica, Inc. *                                                         100             1,240
Boyds Collection, Ltd. *                                                200             1,258
Church & Dwight, Inc. *                                                 159             4,982
Department 56, Inc. *                                                   100             1,628
Dial Corp. *                                                            793            15,876
Energizer Holdings, Inc. *                                              715            19,605
Fortune Brands, Inc. *                                                  824            46,144
Graphic Packaging Intl Corp. *                                          310             2,868
Harman International Industries, Inc. *                                 129             6,353
Martha Stewart Living Omnimedia, Inc., Class A * (a)                    100             1,147
Newell Rubbermaid, Inc. *                                             1,601            56,131
Playtex Products, Inc. *                                                282             3,652
The Clorox Company *                                                  1,184            48,958

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
HOUSEHOLD PRODUCTS - CONTINUED

Topps, Inc. *                                                           200      $      2,012
Tupperware Corp. *                                                      200             4,158
                                                                                 ------------
                                                                                      216,012

INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.01%

Kaiser Ventures LLC, Class A *                                          100               374
Scope Industries * (a)                                                  126             7,875
                                                                                 ------------
                                                                                        8,249

INDUSTRIAL MACHINERY - 0.65%

ABC Rail Products Corp. *                                               100                 0
AGCO Corp. *                                                            585            11,407
Alamo Group, Inc. *                                                     100             1,500
Albany International Corp., Class A                                     163             4,386
Ampco-Pittsburgh Corp. *                                                100             1,200
Apache Corp.                                                            761            43,742
AptarGroup, Inc. *                                                      149             4,582
Briggs & Stratton Corp.                                                 100             3,834
Cascade Corp. *                                                         100             1,550
Circor International, Inc. *                                            100             1,715
Cognex Corp. *                                                          339             6,797
Crane Company *                                                         256             6,497
Cummins, Inc. *                                                         321            10,625
Deere & Company *                                                     1,353            64,809
Donaldson Company, Inc.                                                 181             6,342
Dover Corp. *                                                         1,217            42,595
Energy Conversion Devices, Inc. *                                       333             5,225
EnPro Industries,  Inc. *                                               114               599
Flow International Corp. *                                              100               674
Flowserve Corp. *                                                       381            11,354
Foster Wheeler, Ltd. * (a)                                              200               320
Gardner Denver, Inc. *                                                  100             2,000
GenTek, Inc. *                                                          150                33
Graco, Inc.                                                             225             5,656
Grant Prideco, Inc. *                                                   643             8,745
Hardinge Brothers, Inc.                                                 100             1,007
IDEX Corp. *                                                            100             3,350
Ingersoll-Rand Company, Inc., Class A *                                 892            40,729
Kadant, Inc. *                                                          135             2,228
Kaydon Corp. *                                                          100             2,361
Kennametal, Inc. *                                                      100             3,660
Lindsay Manufacturing Company *                                         100             2,315
Manitowoc, Inc. * (a)                                                   100             3,549
Milacron, Inc. *                                                        100             1,015
Mueller Industry, Inc. *                                                132             4,191
NN, Inc. *                                                              161             2,061
Osmonics, Inc. *                                                        173             2,751
Pall Corp.                                                              548            11,371
Parker-Hannifin Corp. *                                                 654            31,255
Pentair, Inc.                                                           328            15,770
Presstek, Inc. * (a)                                                    168               672
Quixote Corp. *                                                         100             1,695
Roanoke Electric Steel Corp. *                                          100             1,544
Semitool, Inc. *                                                        151             1,232
Stewart & Stevenson Services, Inc. *                                    100             1,774
Tecumseh Products Company, Class A *                                    113             5,998
Thermo Electron Corp. *                                                 925            15,262
Titan International, Inc. *                                             273             1,133
Tredegar Industries, Inc. *                                             156             3,767
Triumph Group, Inc. *                                                   110             4,906
U.S. Industries, Inc. *                                                 200               690
UNOVA, Inc. *                                                           296             1,921
Valmont Industries, Inc.                                                155             3,151
W.W. Grainger, Inc.                                                     560            28,056
Watts Industries, Inc., Class A *                                       161             3,196
Westerbeke Corp. *                                                      313               376
WSI Industries, Inc. *                                                  220               275
                                                                                 ------------
                                                                                      449,448

INDUSTRIALS - 0.01%

Brooks-Pri Automation, Inc. *                                           207             5,291
                                                                                 ------------

INSURANCE - 4.18%

21St Century Insurance Group * (a)                                      331             6,289
Aetna, Inc. *                                                           755            36,217
AFLAC, Inc.                                                           3,043            97,376
Alfa Corp.                                                              670             7,839
Allcity Insurance Company *                                             100                35
Alleghany Corp. *                                                        41             7,831
Allmerica Financial Corp.                                               354            16,355
American Financial Group, Inc.                                          411             9,823
American International Group, Inc.                                   14,763         1,007,279
American National Insurance Company *                                   167            16,082
AMERIGROUP Corp. * (a)                                                  342             9,330
Amerus Group Company * (a)                                              297            11,019
Anthem, Inc. *                                                          571            38,531
Aon Corp. *                                                           1,591            46,903
Arch Cap Group, Ltd. *                                                   80             2,252
Argonaut Group, Inc. *                                                  100             2,142
Baldwin & Lyons, Inc., Class B *                                        100             2,283
Brown & Brown, Inc. *                                                   356            11,214
CCC Information Services Group, Inc. *                                  100             1,400
CenturyBusiness Services, Inc. *                                        514             1,675
Chubb Corp.                                                             912            64,570
Cigna Corp.                                                             792            77,157
Cincinnati Financial Corp.                                              862            40,109
CNA Financial Corp. *                                                 1,246            33,019
CNA Surety Corp. *                                                      207             3,012
Commerce Group, Inc.                                                    238             9,413
Conseco, Inc. * (a)                                                   1,787             3,574
Crawford & Company, Class B *                                           256             2,074
Donegal Group, Inc., Class B *                                           33               339
EMC Insurance Group, Inc. *                                             100             1,505
Erie Indemnity Company, Class A *                                       406            16,447
FBL Financial Group, Inc., Class A *                                    100             2,215
Fidelity National Financial, Inc.                                       623            19,687
First American Financial Corp.                                          499            11,477
Fremont General Corp. * (a)                                             293             1,225
Great American Financial Resources, Inc. *                              173             3,339
Harleysville Group, Inc. *                                              100             2,772
Hartford Financial Services Group, Inc. *                             1,336            79,452
HCC Insurance Holdings, Inc. *                                          219             5,771
Highlands Insurance Group, Inc. *                                       100                 1
Hilb, Rogal and Hamilton Company                                        292            13,213
Independence Holding Company                                            110             2,457
Jefferson-Pilot Corp.                                                   879            41,313
Kansas City Life Insurance Company *                                    129             4,988
Landamerica Financial Group, Inc. *                                     100             3,150
Liberty Corp. *                                                         100             3,985
Lincoln National Corp. *                                              1,105            46,410
Markel Corp. *                                                           69            13,593
Marsh & McLennan Companies, Inc. *                                    1,528           147,605
MEEMIC Holdings, Inc. *                                                 100             2,778
Mercury General Corp.                                                   237            11,494
Metlife, Inc. *                                                       4,069           117,187
MGIC Investment Corp. *                                                 556            37,697
Midland Company                                                         114             5,754
Mony Group, Inc. *                                                      186             6,326
Nationwide Financial Services, Inc., Class A                            100             3,950

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
INSURANCE - CONTINUED

Navigators Group, Inc. *                                                100      $      2,678
Odyssey Re Holdings Corp. *                                             292             5,078
Ohio Casualty Corp. *                                                   200             4,180
Old Republic International Corp.                                        446            14,049
Philadelphia Consolidated Holding Corp. *                               100             4,534
Phoenix Companies, Inc.                                                 832            15,267
PICO Holdings, Inc. *                                                   100             1,657
PMA Capital Corp., Class A *                                            369             7,804
Presidential Life Corp. *                                               100             2,027
Proassurance Corp. *                                                    100             1,760
Progressive Corp.                                                     1,116            64,561
Protective Life Corp.                                                   381            12,611
Prudential Financial, Inc. *                                          3,116           103,950
Radian Group, Inc. *                                                    484            23,643
Reinsurance Group of America, Inc. *                                    238             7,335
Reliance Group Holdings, Inc. *                                         400                 1
SAFECO Corp. *                                                          742            22,920
Selective Insurance Group, Inc. *                                       100             2,833
St. Paul Companies, Inc.                                              1,208            47,015
Stancorp Financial Group, Inc. *                                        100             5,550
State Auto Financial Corp. *                                            209             3,428
Stewart Information Services Corp. *                                    100             2,055
The Allstate Corp.                                                    3,973           146,921
The MIIX Group, Inc. *                                                  100                90
The PMI Group, Inc.                                                     532            20,322
The Principal Financial Group, Inc. *                                 2,077            64,387
Torchmark, Inc. *                                                       613            23,417
Transatlantic Holdings, Inc.                                            288            23,040
Travelers Property Casualty Corp., Class A *                            984            17,417
UICI * (a)                                                              200             4,040
Unitrin, Inc.                                                           432            15,453
Universal American Financial Corp. *                                    348             2,335
UNUMProvident Corp. *                                                 1,479            37,640
Vesta Insurance Group, Inc. *                                           102               436
W.R. Berkley Corp. *                                                    228            12,540
White Mountains Insurance Group, Ltd. (a)                                41            12,976
Zenith National Insurance Corp. *                                        86             2,739
                                                                                 ------------
                                                                                    2,909,622

INTERNATIONAL OIL - 0.11%

Burlington Resources, Inc. *                                          1,206            45,828
Trico Marine Services, Inc. *                                           100               679
Weatherford International, Ltd. *                                       697            30,110
                                                                                 ------------
                                                                                       76,617

INTERNET CONTENT - 0.12%

24/7 Media, Inc. *                                                      100                21
Alloy, Inc. * (a)                                                       386             5,574
Ask Jeeves, Inc. *                                                      100               103
CMGI, Inc. * (a)                                                      1,511               725
CNET Networks, Inc. *                                                 1,020             2,030
Critical Path, Inc. *                                                   200               204
Cybernet Internet Services International, Inc. *                        100                20
DigitalThink, Inc. *                                                    100               140
Extensity, Inc. *                                                       100               108
I2 Technologies, Inc. *                                               2,213             3,275
InfoSpace, Inc. *                                                     1,605               658
Internet Capital Group, Inc. * (a)                                    1,698               458
ITXC Corp. *                                                            204             1,063
iVillage, Inc. *                                                        164               207
Lante Corp. *                                                           100                61
Looksmart, Ltd. *                                                       200               392
Medicalogic, Inc. *                                                     164                41
Multex.com, Inc. *                                                      100               408
Navisite, Inc. *                                                        289                43
Netratings, Inc. * (a)                                                  465             4,255
Overture Service, Inc. *                                                498            12,440
ProQuest Company * (a)                                                  100             3,550
Safeguard Scientifics, Inc. *                                           514             1,028
SkillSoft Corp. *                                                       158             1,240
SportsLine.com, Inc. *                                                  157               162
Vicinity Corp. *                                                        100               200
Yahoo! Inc. *                                                         3,206            47,321
                                                                                 ------------
                                                                                       85,727

INTERNET RETAIL - 0.24%

1-800-Flowers.com, Inc. *                                               433             4,832
Amazon.com, Inc. * (a)                                                2,336            37,960
Calico Commerce, Inc. *                                                 100                29
eBay, Inc. *                                                          1,615            99,516
Freemarkets, Inc. * (a)                                                 399             5,638
MCY.com, Inc. *                                                         200                 4
Network Commerce, Inc. *                                                 13                 1
Priceline.com, Inc. *                                                 2,269             6,331
Sciquest.com, Inc. *                                                    100                75
Stamps.com, Inc. *                                                      246             1,090
Ticketmaster, Class B *                                                 603            11,282
VerticalNet, Inc. * (a)                                                 425                68
                                                                                 ------------
                                                                                      166,826

INTERNET SERVICE PROVIDER - 0.01%

Ardent Communications, Inc. * (a)                                       100                 3
At Home Corp., Series A *                                             2,587                 5
Authoriszor, Inc. *                                                     100                 2
Cogent Communications Group, Inc. *                                       6                 8
Digitas, Inc. *                                                         288             1,310
High Speed Access Corp. *                                               200               230
HomeStore.com, Inc. * (a)                                               647               932
Internap Network Services Corp. *                                       669               154
Neoforma, Inc. * (a)                                                     20               260
PurchasePro.com, Inc. * (a)                                              62                30
Quokka Sports, Inc. *                                                     4                 0
Register.com, Inc. *                                                    100               762
Softnet Systems, Inc. *                                                 100               184
Starmedia Network, Inc. *                                               315                12
TriZetto Group, Inc. *                                                  163             1,394
United Online, Inc. * (a)                                                95             1,142
VIA NET. WORKS, Inc. *                                                  276               229
Webvan Group, Inc. *                                                  1,330                 0
Worldgate Communications, Inc. *                                        100               138
                                                                                 ------------
                                                                                        6,795

INTERNET SOFTWARE - 0.12%

Agile Software Corp. *                                                  331             2,406
Akamai Technologies, Inc. * (a)                                         454               590
Appliedtheory Corp. *                                                   100                 1
Ariba, Inc. * (a)                                                     1,108             3,535
Art Technology Group, Inc. *                                            293               296
Cacheflow, Inc. *                                                       240               132
Caldera International, Inc. * (a)                                        60                42
Centillium Communications, Inc. *                                       220             1,918
Chordiant Software, Inc. *                                              262               511
Clarent Corp. * (a)                                                     158                 9
Covad Communications Group, Inc. *                                      400               472
Cybersource Corp. * (a)                                                 200               464
Digex, Inc., Class A *                                                  100                22
Digital Impact, Inc. *                                                  100               196
Digital River, Inc. *                                                   100               919
DSL.net, Inc. *                                                         200                72
E.piphany, Inc. *                                                       350             1,537
Egain Communications Corp. *                                            196                51

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
INTERNET SOFTWARE - CONTINUED

Elcom International, Inc. *                                             198      $         79
Engage, Inc. * (a)                                                      300                27
Espeed, Inc., Class A *                                                 276             3,011
Exodus Communications, Inc. *                                         2,467                12
F5 Networks, Inc. *                                                     100               978
Firepond, Inc. *                                                        100                34
Genuity Inc., Class A * (a)                                              98               372
Globix Corp. *                                                          221                13
GRIC Communications, Inc. *                                             100               151
Imanage, Inc. *                                                         100               360
Inktomi Corp. *                                                         534               470
Interliant, Inc. *                                                      100                10
Internet Security Systems, Inc. * (a)                                   279             3,661
Interwoven, Inc. *                                                      454             1,385
Intraware, Inc. * (a)                                                   100               100
Keynote Systems, Inc. * (a)                                             100               732
Liberate Technologies, Inc. * (a)                                       552             1,457
Liquid Audio, Inc. *                                                    100               245
Macromedia, Inc. *                                                      323             2,865
Marimba, Inc. *                                                         100               150
Net Perceptions, Inc. *                                                 100               111
Netcentives, Inc. *                                                     100                 0
NetObjects, Inc. *                                                      100                 2
Niku Corp. *                                                            200                86
Northpoint Communications Holdings *                                    400                76
Openwave Systems, Inc. *                                                948             5,318
PC-Tel, Inc. *                                                          100               677
Persistence Software, Inc. *                                            100                60
Portal Software, Inc. *                                                 742               557
Preview Systems, Inc. *                                                 100                 4
Primus Knowledge Solutions, Inc. *                                      100                80
PSINet, Inc. *                                                          490                 1
Quovadx, Inc. *                                                         106               666
Rare Medium Group, Inc. *                                               100                18
RealNetworks, Inc. * (a)                                              1,215             4,945
Retek, Inc. *                                                           224             5,443
Rhythms Net Connections, Inc. *                                         200                 0
S1 Corp. *                                                              233             1,722
Sonicblue, Inc. * (a)                                                   406               418
Stellent, Inc. *                                                        100               450
TIBCO Software, Inc. * (a)                                            1,355             7,534
Tumbleweed Communications Corp. *                                       100               185
US Interactive, Inc. *                                                  100                 0
USinternetworking, Inc. * (a)                                           300                 0
Velocityhsi, Inc. *                                                      20                 0
VeriSign, Inc. * (a)                                                  1,410            10,138
Verity, Inc. *                                                          397             4,403
Viador, Inc. *                                                          100                15
Viant Corp. *                                                           224               273
Vignette Corp. * (a)                                                  1,301             2,563
Vitria Technology, Inc. *                                               590               566
Watchguard Technologies, Inc. *                                         100               514
WebEx Communications, Inc. * (a)                                        153             2,433
WebMethods, Inc. *                                                      216             2,138
Xpedior, Inc. *                                                         100                 0
                                                                                 ------------
                                                                                       80,681

INVESTMENT COMPANIES - 0.04%

Affiliated Managers Group, Inc. *,                                      100             6,150
American Capital Strategies, Ltd. *                                     100             2,747
Atlanta/Sosnoff Capital Corp. *                                         100             1,075
Gabelli Asset Management, Inc., Class A * (a)                           100             3,650
MCG Capital Corp.                                                       375             6,266
Medallion Financial Corp. *                                             100               528
Raymond James Financial, Inc. *                                         283             8,057
Stifel Financial Corp. *                                                100             1,250
                                                                                 ------------
                                                                                       29,723

LEASE RENTAL OBLIGATIONS - 0.02%

Rent-A-Center, Inc. *                                                   243            14,096
                                                                                 ------------

LEISURE TIME - 1.38%

Action Performance Companies, Inc. *                                    100             3,160
Ambassadors International, Inc. *                                       100             1,006
American Classic Voyages Company *                                      100                 0
American Dream Entertainment, Inc. *                                    100                 0
AOL Time Warner, Inc. *                                              24,891           366,147
Arctic Cat, Inc. *                                                      155             2,695
Bally Total Fitness Holding Corp. * (a)                                 100             1,871
Blockbuster, Inc., Class A *                                            100             2,690
Brunswick Corp.                                                         523            14,644
Callaway Golf Company *                                                 681            10,787
Carnival Corp., Class A *                                             3,243            89,799
Cedar Fair, LP *                                                        400             9,504
Championship Auto Racing Team, Inc. *                                   100               985
Churchill Downs, Inc. *                                                 237             9,558
Chyron Corp. *                                                          100                42
Concord Camera Corp. *                                                  100               510
Dover Motorsports, Inc.                                                 200             1,140
Gaylord Entertainment Company *                                         403             8,886
Gemstar TV Guide International, Inc. *                                2,641            14,235
Handleman Company *                                                     100             1,450
Hollywood Entertainment Corp. *                                         200             4,136
International Game Technology *                                         549            31,128
International Speedway Corp., Class A *                                 388            15,559
Loews Cineplex Entertainment Corp. *                                    200                 0
Marval Enterprises, Inc. * (a)                                          200             1,096
Metro-Goldwyn-Mayer, Inc. *                                           1,368            16,006
Movie Gallery, Inc. *                                                   425             8,976
Multimedia Games, Inc. * (a)                                            207             4,515
Penn National Gaming, Inc. *                                            200             3,630
Pinnacle Entertainment, Inc. *                                          100             1,063
Polaris Industries, Inc.                                                100             6,500
Royal Caribbean Cruises, Ltd. *                                       1,136            22,152
Scientific Games Corp., Class A *                                        11                87
SCP Pool Corp. *                                                        250             6,940
Six Flags, Inc. *                                                       454             6,560
Speedway Motorsports, Inc. * (a)                                        327             8,316
Sturm Ruger & Company, Inc. *                                            73             1,033
The Nautilus Group, Inc. * (a)                                          177             5,416
The Walt Disney Company *                                            11,526           217,842
THQ, Inc. * (a)                                                         150             4,473
USA Interactive *                                                     2,214            51,918
Vail Resorts, Inc. *                                                    100             1,710
West Marine, Inc. *                                                     109             1,391
WMS Industries, Inc. * (a)                                              100             1,225
                                                                                 ------------
                                                                                      960,781

LIFE SCIENCES - 0.11%

Acacia Research Corp. *                                                 110               781
Forest Laboratories, Inc. *                                             932            65,985
Incyte Pharmacuticals, Inc. *                                           607             4,413
Protein Design Laboratories, Inc. *                                     572             6,212
Symyx Technologies, Inc. *                                              100             1,392
                                                                                 ------------
                                                                                       78,783

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
LIQUOR - 0.05%

Adolph Coors Company, Class B *                                         254      $     15,824
Brown Forman Corp., Class B *                                           286            19,734
                                                                                 ------------
                                                                                       35,558

MANUFACTURING - 0.81%

3M Company                                                            2,182           268,386
A.T. Cross Company, Class A *                                           200             1,500
Actuant Corp., Class A *                                                 20               825
Acuity Brands, Inc. *                                                   542             9,864
Blout International, Inc. *                                             271             1,138
CoorsTek, Inc. *                                                        210             6,491
Cuno, Inc. *                                                            100             3,618
Danaher Corp. *                                                         884            58,653
Esco Technologies, Inc. *                                               100             3,500
Fedders Corp.                                                           220               557
Hexcel Corp. *                                                          200               870
Illinois Tool Works, Inc. *                                           1,752           119,662
Joy Global, Inc. *                                                      416             7,214
Lancaster Colony Corp. *                                                149             5,313
Mathews International Corp., Class A *                                  285             6,655
Mine Safety Appliances Company                                          188             7,520
Nordson Corp. *                                                         196             4,833
Oakley, Inc. *                                                          291             5,063
Polymer Group, Inc. *                                                   209                25
Snap-On, Inc. *                                                         408            12,114
SPX Corp. *                                                             219            25,733
TTM Technologies, Inc. *                                                772             4,045
York International Corp. *                                              286             9,664
                                                                                 ------------
                                                                                      563,243

MEDICAL-HOSPITALS - 0.39%

American Medical Systems Holdings, Inc. * (a)                           304             6,098
C.R. Bard, Inc. *                                                       249            14,089
Community Health Systems, Inc. *                                        608            16,294
Davita, Inc. *                                                          541            12,876
Deltagen, Inc. * (a)                                                    697             1,708
Five Star Quality Care, Inc. *                                           24               134
Health Management Association, Inc., Class A *                        1,456            29,338
ICU Medical, Inc. *                                                     201             6,211
Indevus Pharmaceuticals, Inc. *                                         835               969
Kindred Healthcare, Inc. * (a)                                          143             6,359
Novavax, Inc. *                                                         531             2,230
Per-Se Technologies, Inc. *                                             605             5,565
Possis Medical, Inc. *                                                  371             4,582
Province Healthcare Company *                                           225             5,031
PSS World Medical, Inc. *                                               354             2,867
ResMed, Inc. *                                                          133             3,910
Tenet Healthcare Corp. *                                              1,760           125,928
Triad Hospitals, Inc. *                                                 429            18,181
VCA Antech, Inc. *                                                      541             8,418
                                                                                 ------------
                                                                                      270,788

METAL & METAL PRODUCTS - 0.26%

Alcoa, Inc. *                                                         4,697           155,706
Amcast Industrial Corp. *                                               100               458
Commercial Metals Company *                                             164             7,698
Metals USA, Inc. *                                                      313                 7
Quanex Corp. *                                                          100             4,370
Timken Company *                                                        516            11,522
Wolverine Tube, Inc. *                                                  100               755
                                                                                 ------------
                                                                                      180,516

MINING - 0.19%

A.M. Castle Company *                                                   100             1,248
Alliance Resource Partners, LP *                                        100             2,374
Arch Coal, Inc. *                                                       200             4,542
Brush Wellman, Inc. *                                                   100             1,240
Century Aluminum Company *                                              100             1,489
Freeport-McMoRan Copper & Gold, Inc., Class B * (a)                     843            15,048
Gibraltor Steel Corp.                                                   100             2,219
Kaiser Aluminum Corp. *                                                 481                48
Lincoln Electric Holding, Inc. *                                        160             4,304
Massey Energy Corp. *                                                   315             4,000
National Steel Corp., Class B *                                         313                44
Newmont Mining Corp. *                                                1,884            49,606
Peabody Energy Corp. *                                                  435            12,310
Phelps Dodge Corp. *                                                    532            21,918
Rouge Industries, Inc., Class A *                                       317               571
RTI International Metals, Inc. *                                        154             1,871
Shiloh Industries, Inc. *                                               163               412
Stillwater Mining Company * (a)                                         156             2,540
Synalloy Corp. *                                                        161               485
Titanium Metals Corp. * (a)                                             591             2,068
USEC, Inc. *                                                            647             5,694
Webco Industries, Inc. *                                                198               774
Westmoreland Coal Company * (a)                                          54               683
WHX Corp. * (a)                                                         100                75
                                                                                 ------------
                                                                                      135,563

MOBILE HOMES - 0.01%

Coachmen Industries, Inc. *                                             100             1,450
Fleetwood Enterprises, Inc. * (a)                                       100               870
Winnebago Industries, Inc. * (a)                                        100             4,400
                                                                                 ------------
                                                                                        6,720

NEWSPAPERS - 0.17%

Dow Jones & Company, Inc. *                                             489            23,692
E.W. Scripps Company, Class A *                                         401            30,877
Journal Register Company *                                              163             3,276
Knight-Ridder, Inc. *                                                   409            25,747
Lee Enterprises, Inc. *                                                 303            10,605
Washington Post Company, Class B *                                       47            25,615
                                                                                 ------------
                                                                                      119,812

OFFICE FURNISHINGS & SUPPLIES - 0.25%

Avery Dennison Corp. *                                                  579            36,332
Falcon Products, Inc. *                                                 100               610
Global Imaging Systems, Inc. *                                          397             7,539
HON Industries, Inc.                                                    412            11,215
Ikon Office Solutions, Inc. *                                         1,219            11,459
Imagistics International, Inc. *                                        100             2,147
Miller Herman, Inc. *                                                   414             8,404
Office Depot, Inc. *                                                  1,924            32,323
Office Max, Inc. *                                                      475             2,798
Staples, Inc. *                                                       2,681            52,816
The Standard Register Company *                                         100             3,419
United Stationers, Inc. *                                               273             8,299
                                                                                 ------------
                                                                                      177,361

PAPER - 0.41%

Boise Cascade Corp. *                                                   406            14,019
Bowater, Inc. *                                                         287            15,604
Buckeye Technologies, Inc. *                                            100               980
Caseys General Stores, Inc. *                                           200             2,408
Chesapeake Corp. *                                                      100             2,633
FiberMark, Inc. *                                                       100               850
Georgia-Pacific Corp. *                                               1,308            32,151
International Paper Company *                                         2,758           120,194
Ivex Packaging Corp. *                                                  100             2,277
MeadWestvaco Corp.                                                    1,104            37,050

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
PAPER - CONTINUED

P.H. Glatfelter Company *                                               100      $      1,880
Plum Creek Timber Company, Inc. *                                       964            29,595
Potlatch Corp. *                                                        100             3,402
Rock-Tenn Company, Class A *                                            161             2,954
Temple-Inland, Inc. *                                                   265            15,333
US Timberlands Company *                                              1,008             1,562
Wausau-Mosinee Paper Corp. *                                            200             2,410
                                                                                 ------------
                                                                                      285,302

PETROLEUM SERVICES - 3.92%

Atwood Oceanics, Inc. *                                                 156             5,850
Baker Hughes, Inc. *                                                  1,829            60,887
BJ Services Company *                                                   860            29,137
Cal Dive International, Inc. *                                          187             4,114
ChevronTexaco Corp. *                                                 6,038           534,363
Cooper Cameron Corp. *                                                  390            18,884
Dawson Geophysical Company *                                            176             1,302
Diamond Offshore Drilling, Inc. *                                       684            19,494
ENSCO International, Inc. *                                             819            22,326
Exxon Mobil Corp. *                                                  38,568         1,578,203
GlobalSantaFe Corp. *                                                 1,239            33,887
Halliburton Company *                                                 2,441            38,910
Hanover Compressor Company * (a)                                        358             4,833
Input/Output, Inc. *                                                    272             2,448
Lone Star Technologies, Inc. * (a)                                      100             2,290
McDermott International, Inc. *                                         369             2,989
Nabors Industries, Ltd. *                                               928            32,758
Newfield Exploration Company *                                          307            11,411
Newpark Resources, Inc. *                                               391             2,874
Noble Corp. *                                                           794            30,648
Oceaneering International, Inc. *                                       100             2,700
Pride International, Inc. *                                             743            11,635
Pure Resources, Inc. *                                                  204             4,243
Rowan Companies, Inc. *                                                 425             9,116
Schlumberger, Ltd. *                                                  3,250           151,125
SEACOR SMIT, Inc. *                                                     142             6,724
Smith International, Inc. *                                             288            19,639
Superior Energy Services, Inc. *                                        316             3,207
Tesoro Petroleum Corp. *                                                620             4,805
Tidewater, Inc. *                                                       366            12,049
Transocean Offshore, Inc. *                                           1,758            54,762
Universal Compression Holdings, Inc. *                                  113             2,711
Varco International, Inc. *                                             392             6,876
Veritas DGC, Inc. * (a)                                                 289             3,641
                                                                                 ------------
                                                                                    2,730,841

PHARMACEUTICALS - 5.17%

aaiPharma, Inc. * (a)                                                   130             2,922
Abgenix, Inc. *,                                                        433             4,243
AdvancePCS *                                                            603            14,436
Alexion Pharmaceuticals, Inc. *                                         185             2,803
Allergan, Inc. *                                                        781            52,132
Alliance Pharmaceutical Corp. * (a)                                      40                62
Array BioPharma, Inc. *                                                 466             4,492
Barr Laboratories, Inc. * (a)                                           231            14,675
Biocryst Pharmaceuticals, Inc. *                                        100                87
Bristol-Myers Squibb Company *                                       10,926           280,798
Celgene Corp. *                                                         415             6,350
Connetics Corp. *                                                       152             1,964
Cubist Pharmaceuticals, Inc. * (a)                                      242             2,277
Eli Lilly & Company *                                                 6,331           357,068
First Horizon Pharmaceutical Corp. *                                    252             5,214
Glycogenesys, Inc. * (a)                                                100                98
Guilford Pharmaceuticals, Inc. *                                        100               754
ICN Pharmaceuticals, Inc.                                               448            10,846
Isis Pharmaceuticals, Inc. * (a)                                        201             1,912
King Pharmaceuticals, Inc. *                                          1,330            29,593
Ligand Pharmaceuticals, Inc., Class B *                                 200             2,900
Medicis Pharmaceutical Corp., Class A *                                 197             8,424
Merck & Company, Inc. *                                              12,851           650,775
Nabi Biopharmaceuticals *                                               221             1,187
Noven Pharmaceuticals, Inc. *                                           100             2,550
NPS Pharmaceuticals, Inc. * (a)                                         242             3,708
OSI Pharmaceuticals, Inc. * (a)                                         150             3,603
Pfizer, Inc. *                                                       35,409         1,239,315
Pharmaceutical Product Development, Inc. *                              410            10,799
Pharmacia Corp. *                                                     7,295           273,198
Regeneron Pharmaceuticals, Inc. * (a)                                   161             2,336
Salix Pharmaceuticals, Ltd. *                                           417             6,363
Schering-Plough Corp.                                                 8,224           202,310
Triangle Pharmaceuticals, Inc. * (a)                                    190               515
Vertex Pharmaceuticals, Inc. *                                          440             7,163
ViroPharma, Inc. * (a)                                                  100               143
Watson Pharmaceuticals, Inc. *                                          549            13,873
Women First Healthcare, Inc. *                                          119               928
Wyeth *                                                               7,415           379,648
                                                                                 ------------
                                                                                    3,602,464

PHOTOGRAPHY - 0.06%

Eastman Kodak Company                                                 1,555            45,359
Metromedia International Group, Inc. *                                  445                31
Polaroid Corp. *                                                        100                 3
                                                                                 ------------
                                                                                       45,393

PLASTICS - 0.00%

Spartech Corp. *                                                        100             2,723
                                                                                 ------------

POLLUTION CONTROL - 0.03%

Republic Services, Inc., Class A *                                      807            15,390
Stericycle, Inc. * (a)                                                  200             7,082
                                                                                 ------------
                                                                                       22,472

PUBLISHING - 0.54%

American Greetings Corp., Class A * (a)                                 529             8,813
Gannett, Inc. *                                                       1,429           108,461
Hollinger International, Inc., Class A                                  568             6,816
John H. Harland Company *                                               100             2,820
John Wiley & Son, Class A                                               461            11,055
Mail-Well Holdings, Inc. *                                              258             1,342
Mcclatchy Company, Class A *                                            238            15,291
McGraw-Hill Companies, Inc.                                           1,042            62,207
Media General, Inc., Class A                                            100             6,000
Meredith Corp.                                                          272            10,431
Playboy Enterprises, Inc., Class B *                                    100             1,275
PRIMEDIA, Inc. * (a)                                                  1,120             1,366
Pulitzer, Inc.                                                           98             5,086
Readers Digest Association, Inc., Class A *                             516             9,665
Scholastic Corp. *                                                      141             5,344
The New York Times Company, Class A                                     786            40,479
Tribune Company *                                                     1,746            75,951
Value Line, Inc. *                                                      166             6,828
                                                                                 ------------
                                                                                      379,230

RAILROADS & EQUIPMENT - 0.33%

Burlington Northern Santa Fe Corp. *                                  2,086            62,580
CSX Corp. *                                                           1,226            42,971
Florida East Coast Indiana, Inc. * (a)                                  247             6,249
GATX Corp. (a)                                                          270             8,127
J.B. Hunt Transport Services, Inc. *                                    365            10,775
Kansas City Southern Industries, Inc. *                                 660            11,220
PAM Transportation Services, Inc. *                                     100             2,402

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
RAILROADS & EQUIPMENT - CONTINUED

Union Pacific Corp. *                                                 1,307      $     82,707
Wabtec Corp. *                                                          200             2,850
                                                                                 ------------
                                                                                      229,881

REAL ESTATE - 1.30%

Aaron Rents, Inc., Class A *                                            151             3,398
Acadia Realty Trust, REIT                                             1,416            11,540
Alexander's, Inc., REIT *                                               119             9,139
Alexandria Real Estate Equities, Inc., REIT                             168             8,289
AMB Property Corp., REIT                                                517            16,027
American Land Lease, Inc., REIT *                                       200             3,050
Apartment Investment & Management Company, REIT, Class A                337            16,580
Archstone-Smith Trust, REIT *                                           844            22,535
Arden Realty, Inc., REIT                                                328             9,332
Associated Estates Realty Corp., REIT *                                 200             2,120
Atlantic Realty Trust, REIT *                                         1,028             9,365
Avalon Bay Communities, Inc., REIT                                      351            16,392
Avatar Holdings, Inc. *                                                 100             2,804
Banyan Strategic Realty Trust, REIT *                                   300               144
Boston Properties, Inc., REIT                                           470            18,776
Boykin Lodging Company, REIT *                                          100             1,093
Brandywine Realty Trust, REIT *                                         341             8,832
BRE Properties, Inc., REIT                                              317             9,862
BRT Realty Trust, REIT                                                  855            11,756
California Coastal Communities, Inc. *                                  200               980
Camden Property Trust, REIT                                             287            10,628
Capital Automotive, REIT                                                100             2,386
Capstead Mortage Corp., REIT                                             75             1,688
CarrAmerica Realty Corp., REIT                                          352            10,859
Catellus Development Corp., REIT *                                      408             8,331
CBL & Associates Properties, Inc., RIET                                 207             8,384
Center Trust, Inc., REIT                                                200             1,412
Chateau Communities, Inc., REIT                                         100             3,060
Chelsea Property Group, Inc., REIT                                      270             9,032
Commercial Net Lease Realty, REIT *                                      91             1,456
Cornerstone Realty Income Trust, Inc., REIT *                           200             2,260
Corrections Corp. of America *                                           40               692
Cousins Properties, Inc., REIT *                                        150             3,714
Crescent Real Estate Equities Company, REIT *                           638            11,931
Crown American Realty Trust, REIT                                       400             3,760
Developers Diversified Realty, REIT                                     221             4,973
Duke-Weeks Realty Investments, Inc., REIT *                             606            17,544
EastGroup Properties, Inc., REIT                                        100             2,560
Entertainment Properties Trust, REIT                                    100             2,465
Equity Inns, Inc., REIT                                                 300             2,415
Equity Office Properties Trust, REIT *                                2,178            65,558
Equity Residential Properties Trust, REIT *                           1,307            37,576
Essex Property Trust, REIT                                               76             4,157
Federal Realty Investment Trust, REIT *                                 100             2,771
Felcor Lodging Trust, Inc., REIT                                        444             8,147
First Industrial Realty Trust, Inc. *                                   100             3,285
First Union Real Estate Equity & Mortgage Investments                   600             1,362
Gables Residential Trust, REIT *                                        232             7,408
General Growth Properties, Inc., REIT *                                 267            13,617
Getty Realty Corp., REIT *                                              100             2,025
Golf Trust America, Inc. *                                            1,197             3,747
Health Care Property Investors, Inc., REIT                              246            10,553
Health Care REIT, Inc. *                                                262             7,847
Highwoods Properties, Inc. *                                            273             7,098
Hospitality Properties Trust, SBI *                                     282            10,293
Host Marriott Corp., REIT *                                           2,134            24,114
HRPT Properties Trust, REIT *                                           400             3,540
Innkeepers USA Trust, REIT                                              200             1,916
Insignia Financial Group, Inc. *                                        100               972
IRT Property Company *                                                  200             2,548
JDN Realty Corp. *                                                      200             2,500
Kilroy Realty Corp., REIT                                               100             2,675
Kimco Realty Corp. *                                                    519            17,381
Koger Equity, Inc. *                                                    100             1,930
Konover Property Trust, Inc., REIT *                                    200               406
Kramont Realty Trust, REIT *                                            400             6,396
LaSalle Hotel Properties, REIT *                                        100             1,575
Lexington Corporate Property Trust, REIT                                200             3,300
Liberty Property Trust, REIT *                                          392            13,720
LNR Property Corp. *                                                    100             3,450
LTC Properties, Inc.                                                    200             1,700
Mack-California Realty Corp., REIT *                                    283             9,947
MeriStar Hospitality Corp., REIT *                                      614             9,364
Mid-Atlantic Realty Trust, SBI *                                        200             3,520
National Health Investments, Inc., REIT                                 100             1,600
Nationwide Health Properties, Inc., REIT *                              200             3,750
New Plan Excel Realty Trust, Inc. *                                     564            11,748
Newhall Land & Farming Company, ADR *                                   100             3,200
Pan Pacific Retail Properties, Inc., REIT                               124             4,238
Pinnacle Holdings, Inc., REIT *                                         160                 2
Post Properties, Inc., REIT *                                           100             3,016
Prentiss Properties Trust, REIT                                         100             3,175
Price Legacy Corp., REIT *                                              253               974
Prime Group Realty Trust, REIT *                                        100               651
Prologis Trust, REIT *                                                1,065            27,690
PS Business Parks, Inc., REIT *                                         154             5,382
Public Storage, Inc., REIT *                                            684            25,376
Pulte Homes, Inc. *                                                     394            22,647
RAIT Investment Trust, REIT                                             507            12,031
Ramco Gershenson Properties Trust, REIT *                               200             4,030
Reckson Associates Realty Corp., REIT *                                 396             9,860
Redwood Trust, Inc.                                                     100             3,150
Regency Centers Corp., REIT                                             311             9,221
Rouse Company, REIT                                                     449            14,817
Saul Centers, Inc. *                                                    100             2,590
Senior Housing Properties Trust, SBI                                    200             3,140
Shurgard Storage Centers, Inc., Class A                                 174             6,038
Simon Property Group, Inc., REIT                                        796            29,325
SL Green Realty Corp., REIT *                                           100             3,565
Sovran Self Storage, Inc. *                                             100             3,417
Stratus Properties, Inc. *                                              100               941
Sun Communities, Inc., REIT                                             100             4,175
Tanger Factory Outlet Centers, Inc. (a)                                 100             2,950
Taubman Centers, Inc., REIT *                                           200             3,050
The Macerich Company, REIT *                                            269             8,339
The Mills Corp., REIT                                                   100             3,100
The St. Joe Company *                                                   452            13,569
Trammell Crow Company *                                                 184             2,659
Transcontinental Realty Investors, Inc., REIT * (a)                     100             1,982
United Dominion Realty Trust, Inc., REIT                                679            10,694
Ventas, Inc., REIT                                                      300             3,825
Vornado Operating Company *                                             149               127
Vornado Realty Trust, REIT *                                            506            23,377
Washington REIT,  REIT                                                  100             2,890
Weingarten Realty Investors, REIT                                       276             9,770
Wellsford Real Properties, Inc. *                                       408             8,446
Winston Hotels, Inc., REIT *                                            200             1,952
                                                                                 ------------
                                                                                      904,441

RETAIL GROCERY - 0.63%

7 Eleven, Inc. *                                                        439             3,534

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
RETAIL GROCERY - CONTINUED

Albertsons, Inc. *                                                    2,341      $     71,307
Fresh Brands, Inc. *                                                    113             1,911
Ingles Markets, Inc. *                                                  630             7,988
Nash-Finch Company *                                                    100             3,196
Pathmark Stores, Inc. *                                                 213             4,007
Ruddick Corp. *                                                         519             8,802
Safeway, Inc. *                                                       2,865            83,629
Smart & Final, Inc. *                                                   100               780
SUPERVALU, Inc.                                                         742            18,201
Sysco Corp. *                                                         3,729           101,503
The Great Atlantic & Pacific Tea Company, Inc. *                        369             6,897
The Kroger Company *                                                  4,373            87,023
United Natural Foods, Inc. *                                            100             1,950
Weis Markets, Inc. *                                                    100             3,675
Whole Foods Market, Inc. *                                              353            17,022
Willamette Valley Vineyard, Inc. *                                      498               697
Winn-Dixie Stores, Inc. (a)                                           1,085            16,915
                                                                                 ------------
                                                                                      439,037

RETAIL TRADE - 5.76%

99 Cents Only Stores *                                                  470            12,055
Abercrombie & Fitch Company, Class A *                                  534            12,880
American Eagle Outfitters, Inc. *                                       336             7,103
Ames Department Stores, Inc. *                                          100                11
Ann Taylor Stores Corp. *                                               403            10,232
Barnes & Noble, Inc. * (a)                                              495            13,083
Barnesandnoble.com, Inc., Class A * (a)                                 249               234
Bebe Stores, Inc. * (a)                                                 100             2,029
Bed Bath & Beyond, Inc. *                                             1,631            61,554
Best Buy Company, Inc. *                                              1,668            60,548
Big Lots, Inc. *                                                        967            19,031
BJ's Wholesale Club, Inc. *                                             351            13,513
Borders Group, Inc. *                                                   531             9,770
Buckle, Inc. *                                                          100             2,465
Burlington Coat Factory Warehouse Corp. *                               185             3,931
Cato Corp., Class A                                                     100             2,230
CDW Computer Centers, Inc. *                                            530            24,809
Charlotte Russe Holding, Inc. *                                         100             2,233
Charming Shoppes, Inc. *                                                388             3,352
Chico's FAS, Inc. * (a)                                                 225             8,172
Childrens Place Retail Stores, Inc. * (a)                               100             2,650
Christopher & Banks Corp. *                                              96             4,061
Circuit City Stores-Circuit City Group *                              1,147            21,506
Claire's Stores, Inc.                                                   167             3,824
Cost Plus, Inc. * (a)                                                   100             3,046
Costco Wholesale Corp. *                                              2,639           101,918
CVS Corp. *                                                           2,272            69,523
Daisytek International Corp. * (a)                                      100             1,696
Dillard's, Inc., Class A *                                              443            11,646
Dollar General Corp. *                                                2,000            38,060
Dollar Tree Stores, Inc. *                                              740            29,163
Electronics Boutique Holdings Corp. * (a)                               100             2,930
eToys, Inc. * (a)                                                       300                 2
Family Dollar Stores, Inc.                                              861            30,350
Fastenal Company (a)                                                    384            14,788
Federated Department Stores, Inc. *                                   1,092            43,352
Foot Locker, Inc. *                                                     960            13,872
Footstar, Inc. *                                                        100             2,447
Fossil, Inc. *                                                          208             4,276
Fred's, Inc., Class A                                                   187             6,878
GameStop Corp. *                                                        362             7,598
Genesco, Inc. * (a)                                                     100             2,435
Gerald Stevens, Inc. *                                                   40                 0
Group 1 Automotive, Inc. *                                              100             3,815
Guitar Center, Inc. *                                                   100             1,855
Hanover Direct, Inc. *                                                  700               168
Haverty Furniture Companies, Inc. *                                     100             1,975
Heilig-Meyers Company *                                                 300                 1
Hot Topic, Inc. * (a)                                                   250             6,677
J. C. Penney, Inc. *                                                  1,389            30,586
Kmart Corp. * (a)                                                     2,390             2,462
Kohl's Corp. *                                                        1,883           131,961
Linens'n Things, Inc. *                                                 145             4,757
Longs Drug Stores Corp. *                                               134             3,791
Lowe's Companies, Inc. *                                              4,275           194,085
May Department Stores, Inc.                                           1,627            53,577
Michael's Stores, Inc. *                                                470            18,330
MSC Industrial Direct Company, Inc., Class A *                          165             3,218
Nordstrom, Inc. *                                                       864            19,570
Pantry, Inc. *                                                          100               337
Payless ShoeSource, Inc. *                                              100             5,765
PC Connection, Inc. *                                                   418             1,714
Pep Boys-Manny, Moe & Jack *                                            200             3,370
Petrie Stores Liquidating Trust, SBI *                                  800               696
Petsmart, Inc. *                                                        509             8,164
Pier 1 Imports, Inc.                                                    437             9,177
RadioShack Corp. *                                                      979            29,429
Rite Aid Corp. * (a)                                                  2,536             5,960
Ross Stores, Inc.                                                       486            19,804
Saks, Inc. *                                                            834            10,709
School Specialty, Inc. *                                                100             2,656
Sears Roebuck & Company *                                             1,832            99,478
Shop At Home, Inc. * (a)                                                100               200
Shopko Stores, Inc. *                                                   100             2,020
Spiegel, Inc., Class A *                                                838               612
Stein Mart, Inc. *                                                      200             2,374
Systemax, Inc. *                                                        201               482
Talbots, Inc.                                                           473            16,555
Target Corp.                                                          5,091           193,967
The Dress Barn, Inc. *                                                  200             3,094
The Gap, Inc. *                                                       4,953            70,333
The Home Depot, Inc. *                                               13,141           482,669
The Limited, Inc. *                                                   3,742            79,705
The Mens Wearhouse, Inc. *                                              161             4,106
The Neiman Marcus Group, Inc., Class A *                                199             6,905
The TJX Companies, Inc.                                               3,280            64,321
The Wet Seal, Inc., Class A *                                           225             5,468
The Yankee Candle, Inc. *                                               531            14,385
Tiffany & Company *                                                     828            29,146
Too, Inc. *                                                             100             3,080
Toys R Us, Inc. *                                                     1,043            18,221
Transport World Entertainment Corp. * (a)                               200             1,166
Tuesday Morning Corp. *                                                 160             2,970
Tweeter Home Entertainment Group, Inc. *                                100             1,634
Urban Outfitters, Inc. *                                                100             3,472
Value City Department Stores, Inc. *                                    100               280
Valuevision International, Inc., Class A *                              347             6,298
Wal-Mart Stores, Inc.                                                25,077         1,379,486
Walgreen Company *                                                    5,715           220,770
Whitehall Jewellers, Inc. *                                              74             1,536
Wild Oats Markets, Inc. * (a)                                           100             1,610
Williams-Sonoma, Inc. *                                                 686            21,033
Wilsons Leather Experts, Inc. * (a)                                      98             1,372
Zale Corp. *                                                            260             9,425
                                                                                 ------------
                                                                                    4,008,038

SANITARY SERVICES - 0.20%

Allied Waste Industries, Inc. *                                       1,249            11,990

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
SANITARY SERVICES - CONTINUED

Ecolab, Inc. *                                                          719      $     33,239
IMCO Recycling, Inc. * (a)                                              100               985
Ionics, Inc. *                                                          100             2,425
Waste Connections, Inc. * (a)                                           100             3,124
Waste Management, Inc. *                                              3,453            89,951
                                                                                 ------------
                                                                                      141,714

SEMICONDUCTORS - 1.80%

Actel Corp. *,                                                          100             2,102
Advanced Energy Industries, Inc. *                                      135             2,994
Advanced Micro Devices, Inc. *                                        2,077            20,188
Agere Systems, Inc., Class A *                                        4,673             6,542
Agere Systems, Inc., Class B *                                        5,343             8,014
Alliance Semiconductor Corp. *                                          161             1,143
Altera Corp. *                                                        2,296            31,226
American Superconductor Corp. * (a)                                     100               546
Amkor Technology, Inc. * (a)                                            932             5,797
Applied Materials, Inc. *                                             9,138           173,805
Applied Micro Circuits Corp. *                                        1,707             8,074
Asyst Technologies, Inc. * (a)                                          100             2,035
Atmel Corp. *                                                         2,504            15,675
ATMI, Inc. *                                                            100             2,237
Axcelis Technologies, Inc. *                                            864             9,763
AXT, Inc. * (a),                                                        100               798
Broadcom Corp., Class A *                                             1,595            27,976
Caliper Technologies Corp. * (a)                                        100               835
ChipPac, Inc., Class A *                                                511             3,158
Cirrus Logic, Inc. *                                                    385             2,837
Conexant Systems, Inc. *                                              1,530             2,479
Credence Systems Corp. *                                                541             9,614
Cree, Inc. * (a)                                                        375             4,961
Cymer, Inc. * (a)                                                       214             7,499
Cypress Semiconductor Corp. *                                           781            11,856
Electroglas, Inc. * (a)                                                 100             1,000
Emcore Corp. * (a)                                                      133               798
Emulex Corp. *                                                          515            11,593
ESS Technology, Inc. * (a)                                              184             3,227
Exar Corp. *                                                            200             3,944
Fairchild Semiconductor Corp., Class A *                                532            12,928
Genesis Microchip, Inc. * (a)                                           115               959
Genus, Inc. * (a)                                                       150               290
GlobespanVirata, Inc. *                                               1,117             4,323
Integrated Device Technology, Inc. *                                    695            12,607
Integrated Silicon Solution, Inc. *                                     100               892
Intergrated Electrical Services, Inc. *                                 200             1,250
International Rectifier Corp. *                                         275             8,016
Intersil Corp., Class A *                                               728            15,565
JNI Corp. * (a)                                                         100               350
KLA-Tencor Corp. *                                                    1,059            46,585
Kopin Corp. *                                                           255             1,683
Kulicke & Soffa Industries, Inc. * (a)                                  200             2,478
Lam Research Corp. *                                                    845            15,193
Lattice Semiconductor Corp. *                                           671             5,865
Linear Technology Corp.                                               1,801            56,605
LSI Logic Corp. *                                                     2,296            20,090
LTX Corp. *                                                             199             2,842
Mattson Technology, Inc. * (a)                                          100               462
Maxim Integrated Products, Inc. *                                     1,844            70,681
MEMC Electronic Materials, Inc. *                                       323             1,583
Micrel, Inc. *                                                          575             8,268
Microchip Technology, Inc. *                                          1,222            33,519
Micron Technology, Inc. *                                             3,471            70,184
Microsemi Corp. *                                                       184             1,214
MIPS Technologies, Inc., Class A * (a)                                  170             1,049
MKS Instruments, Inc. *                                                 163             3,271
Monolithic System Technology, Inc. *                                    344             3,829
Multilink Technology Corp. *                                            405               203
Mykrolis Corp. *                                                        144             1,701
National Semiconductor Corp. *                                          968            28,237
Novellus Systems, Inc. *                                                875            29,750
NVIDIA Corp. *                                                          790            13,572
Oak Technology, Inc. *                                                  200               906
ON Semiconductor Corp. *                                              1,978             4,075
Pericom Semiconductor Corp. *                                           417             4,833
Phoenix Technology, Ltd. *                                              100             1,000
Photronics, Inc. *                                                      100             1,894
Pioneer Standard Electronics, Inc. * (a)                                161             1,673
PLX Technology, Inc. *                                                  100               425
Power Integrations, Inc. *                                              100             1,790
QLogic Corp. *                                                          502            19,126
Quicklogic Corp. *                                                      100               363
Rambus, Inc. * (a)                                                      400             1,636
Rudolph Technologies, Inc. *                                            147             3,665
Semtech Corp. *                                                         494            13,190
Silicon Image, Inc. *                                                   272             1,665
Silicon Laboratories, Inc. * (a)                                        210             5,683
Siliconix, Inc. *                                                       135             3,739
Sipex Corp. *                                                           100               489
Skyworks Solutions, Inc. * (a)                                          734             4,074
Teradyne, Inc. *                                                      1,002            23,547
Texas Instruments, Inc. *                                             9,719           230,340
Therma-Wave, Inc. *                                                     100             1,139
Three-Five Systems, Inc. * (a)                                          301             3,431
TranSwitch Corp. *                                                      510               326
Triquint Semiconductor, Inc. *                                          644             4,128
Ultratech Stepper, Inc. *                                               100             1,619
Varian Semiconductor Equipment, Inc. *                                  138             4,682
Veeco Instruments, Inc. *                                               100             2,311
Vitesse Semiconductor Corp. *                                         1,320             4,105
Xicor, Inc. * (a)                                                       100               404
Xilinx, Inc. *                                                        1,977            44,344
Zoran Corp. * (a)                                                        96             2,199
                                                                                 ------------
                                                                                    1,251,561

SHIPBUILDING - 0.01%

Maritrans, Inc. *                                                       200             2,690
Todd Shipyards Corp. *                                                  100             1,255
                                                                                 ------------
                                                                                        3,945

SOFTWARE - 3.96%

@Road, Inc. * (a)                                                       924             5,701
Acclaim Entertainment, Inc. *                                         1,609             5,680
Accrue Software, Inc. *                                                 100                16
Activision, Inc. *                                                      345            10,026
Actuate Corp. *                                                         200               900
Adobe Systems, Inc. *                                                 1,377            39,244
Advent Software, Inc. *                                                 131             3,367
Allscripts Heathcare Solution, Inc. * (a)                               100               374
America Online Latin America, Inc., Class A * (a)                       733               469
ANSYS, Inc. *                                                           100             2,010
Applied Digital Solutions, Inc. *                                       200               130
Artisoft, Inc. * (a)                                                    100               150
Ascential Software Corp. *                                            1,538             4,291
Aspen Technology, Inc. * (a)                                            100               834

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
SOFTWARE - CONTINUED

Autodesk, Inc.                                                          816      $     10,812
Avocent Corp. *                                                         209             3,327
Aware, Inc. *                                                           100               380
BARRA, Inc. *                                                           136             5,056
BE, Inc. * (a)                                                          100                12
BEA Systems, Inc. *                                                   2,206            20,979
Bindview Development Corp. *                                            200               204
Blue Martini Software, Inc. *                                           547               481
BMC Software, Inc. *                                                  1,503            24,950
Borland Software Corp. *                                                366             3,770
Brio Technology, Inc. * (a)                                             100                98
BroadVision, Inc. * (a)                                               1,213               376
Bsquare Corp. *                                                         100               226
Cadence Design Systems, Inc. *                                        1,652            26,630
Caminus Corp. *                                                         100               583
Captaris, Inc. *                                                        100               295
Carreker Corp. * (a)                                                    100             1,150
Cerner Corp. *                                                          294            14,062
Checkfree Corp. * (a)                                                   491             7,679
CIBER, Inc. *                                                           200             1,450
Citrix Systems, Inc. *                                                1,122             6,777
Click Commerce, Inc. *                                                  457               512
Cognizant Technology Solutions Corp., Class A *                         174             9,352
Commerce One, Inc. * (a)                                              2,912             1,107
Computer Associates International, Inc. *                             3,172            50,403
Compuware Corp. *                                                     2,025            12,292
Concord Communications, Inc. *                                          345             5,686
Covansys Corp. *                                                        100               562
Daleen Technologies, Inc. * (a)                                         100                15
Datatec Systems, Inc. *                                                 100                89
Dendrite International, Inc. *                                          100               967
Digital Courier Technologies, Inc. *                                    100                 2
Digital Generation Systems, Inc. *                                      410               455
Documentum, Inc. *                                                      200             2,400
Earthlink, Inc. *                                                       872             5,860
EasyLink Services Corp., Class A * (a)                                   10                13
Electronic Arts, Inc. *                                                 775            51,189
Embarcadero Tech, Inc. * (a)                                            327             2,021
Entegris, Inc. *                                                        715            10,439
Epicor Software Corp. *                                                 200               312
Epresence, Inc. *                                                       154               578
Exchange Applications, Inc. *                                             3                 1
Exult, Inc. * (a)                                                       481             3,127
Fair Issac & Company, Inc. (a)                                          289             9,499
FairMarket, Inc. *                                                      100               137
Fidelity National Infomation Solutions, Inc. * (a)                      345             8,280
Gadzoox Networks, Inc. *                                                100                15
Geoworks Corp. *                                                        100                14
Hartcourt Companies, Inc. *                                             200                17
HNC Software, Inc. *                                                    360             6,012
HPL Technologies, Inc. * (a)                                            443             6,672
Hyperion Solutions Corp. *                                              370             6,748
Igate Capital Corp. *                                                   239             1,104
Imation Corp. *                                                         317             9,434
Industries International, Inc. *                                        191               456
Infogrames, Inc. *                                                      357               975
Informatica Corp. *                                                     372             2,637
InfoUSA, Inc. *                                                         317             1,734
Internet Pictures Corp. *                                                10                20
Intertrust Technologies Corp. *                                         434             1,306
Interworld Corp. *                                                        2                 0
Intrusion.com, Inc. *                                                   100                95
Intuit, Inc. *                                                        1,220            60,658
JDA Software Group, Inc. *                                              100             2,826
Kana Software, Inc. * (a)                                                51               204
Keane, Inc. *                                                           337             4,179
Lightspan, Inc. *                                                       272               473
Luminant Worlwide Corp. * (a)                                           100                 0
Macrovision Corp. *                                                     290             3,802
Magma Design Automation, Inc. *                                         349             5,863
Manhattan Associates, Inc. * (a)                                        100             3,216
Manugistics Group, Inc. * (a)                                           291             1,778
Matrixone, Inc. *                                                       197             1,184
McDaTa Corp., Class A *                                                 743             6,546
MCSI, Inc. * (a)                                                         27               303
Mercator Software, Inc. *                                               100               152
Mercury Interactive Corp. *                                             472            10,837
Metasolv, Inc. *                                                        100               393
Micromuse, Inc. *                                                       317             1,471
Microsoft Corp. *                                                    30,445         1,665,341
MicroStrategy, Inc., Class A * (a)                                      100                50
Midway Games, Inc. * (a)                                                100               850
MRO Software, Inc. *                                                    100             1,138
MSC Software Corp. *                                                    100               895
Netegrity, Inc. *                                                       150               924
NetIQ Corp. *                                                           435             9,844
NetManage, Inc. * (a)                                                   200               112
Netscout Systems, Inc. *                                                100               682
Networks Associates, Inc. *                                             858            16,534
Netzee, Inc. *                                                           12                 3
NexPrise, Inc. *                                                          6                30
NIC, Inc. *                                                             292               432
NMS Communications Corp. * (a)                                          280               680
Novell, Inc. *                                                        1,834             5,887
Numerical Technologies, Inc. *                                          210               839
NYFIX, Inc. * (a)                                                       100               850
On2 Common, Inc. *                                                      100                23
Onyx Software Corp. *                                                   173               585
Oracle Corp. *                                                       30,836           292,017
Parametric Technology Corp. *                                         1,700             5,831
PDF Solutions, Inc. * (a)                                               426             3,114
PeopleSoft, Inc. *                                                    1,676            24,939
Peregrine Systems, Inc. *                                             1,130               339
Pfsweb, Inc. *                                                          181                91
Pixar, Inc. *                                                           259            11,422
Pomeroy Computer Resources, Inc. *                                      100             1,458
Progress Software Corp. *                                               436             6,435
Puma Technology, Inc. *                                                 184               103
Rational Software Corp. *                                             1,172             9,622
Red Hat, Inc. *                                                       1,585             9,304
Roxio, Inc. *                                                            61               439
Rstar Corp. *                                                           200                92
Saba Software, Inc. * (a)                                               397             1,012
Sagent Technology, Inc. *                                               100                67
Sanchez Computer Associates, Inc. *                                     100               446
Secure Computing Corp. *                                                100               755
Seebeyond Technology Corp. *                                            312               967
Selectica, Inc. *                                                       166               659
Serena Software, Inc. * (a)                                             168             2,301
Siebel Systems, Inc. *                                                2,636            37,484
Silverstream Software, Inc. *                                           100               894
Speechworks International, Inc. *                                       266               979
SPSS, Inc. *                                                             13               202
Starbase Corp. *                                                        249                52

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
SOFTWARE - CONTINUED

Storagenetworks, Inc. *                                                 124      $        244
Symantec Corp. * (a)                                                    942            30,945
Synavant, Inc. *                                                         84               118
Synopsys, Inc. *                                                        466            25,541
Take-Two Interactive Software, Inc. * (a)                               100             2,059
Tarantella, Inc. *                                                      222                95
The 3DO Company * (a)                                                   231               134
TR Systems, Inc. *                                                      100               116
Transaction Systems Architects, Inc., Class A *                         100             1,176
Tyler Technologies, Inc. *                                              200             1,064
Ulticom, Inc. *                                                         326             2,210
VERITAS Software Corp. *                                              2,285            45,220
Vertex Industries, Inc. *                                               158                13
Vialink Company *                                                       123                15
Video Network Communications, Inc. *                                     35               102
Viewpoint Corp. *                                                       184               887
Virage, Inc. *                                                          119                95
WebMD Corp. *                                                         1,690             9,515
Wire One Technologies, Inc. * (a)                                       166               332
Worldport Communications, Inc. *                                        212                83
Worldwide Xceed Group, Inc. *                                            10                 0
Xanser Corp. *                                                          200               364
                                                                                 ------------
                                                                                    2,755,962

STEEL - 0.13%

Alaska Steel Holding Corp. *                                            814            10,427
Allegheny Technologies, Inc. *                                          504             7,963
Bethleham Steel Corp. *                                                 612               129
Carpenter Technology Corp. *                                            100             2,881
Intermet Corp. *                                                        100             1,074
LTV Corp. *                                                             400                 3
NS Group, Inc. *                                                        100               955
Nucor Corp.                                                             481            31,284
Reliance Steel & Aluminum Company *                                     100             3,050
Ryerson Tull, Inc. *                                                    100             1,163
Steel Dynamics, Inc. *                                                  193             3,179
Texas Industries, Inc. *                                                100             3,149
United States Steel Corp.                                               566            11,258
Worthington Industries, Inc. *                                          679            12,290
                                                                                 ------------
                                                                                       88,805

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.08%

ADC Telecommunications, Inc. *                                        4,286             9,815
Adelphia Business Solutions, Inc. * (a)                                 656                 7
ADTRAN, Inc. *                                                          167             3,173
Advanced Fibre Communications, Inc. *                                   514             8,502
Airnet Commerce Corp. *                                                 166               131
Alaska Communications Systems, Inc. *                                   169               803
Allegiance Telecom, Inc. * (a)                                          469               858
American Tower Corp., Class A *                                       1,094             3,774
Andrew Corp. *                                                          493             7,065
Arch Wireless, Inc. *                                                   200                 0
Arris Group, Inc. *                                                     637             2,802
Aspect Communications, Inc. * (a)                                       192               614
AT&T Corp. *,                                                        19,913           213,069
AT&T Latin America Corp. *                                              241               130
Avaya, Inc. *                                                         2,615            12,944
Brightpoint, Inc. *                                                      39                99
Carrier Access Corp. *                                                  100               111
CellStar Corp. * (a)                                                     40               130
Choice One Communications, Inc. * (a)                                   161               143
CIENA Corp. *                                                         2,229             9,340
Com21, Inc. * (a)                                                       100                45
Commonwealth Telephone Enterprises, Inc. *                              100             4,024
Commscope, Inc. *                                                       387             4,838
Comverse Technology, Inc. *                                             874             8,093
Convergent Communications, Inc. *                                       100                 0
Copper Mountain Networks, Inc. *                                        216               181
Corning, Inc. *                                                       5,941            21,091
Corvis Corp. *                                                        1,625             1,056
Cosine Communications, Inc. *                                           944               406
Crown Castle International Corp. *                                    1,579             6,205
CT Communications, Inc. *                                               100             1,620
CTC Communications Group, Inc. * (a)                                    100               175
Digital Lightwave, Inc. * (a)                                           130               304
Ditech Communications Corp. * (a)                                       100               284
Eglobe, Inc. *                                                           63                 1
Fibernet Telecom Group, Inc. *                                          228                23
Finisar Corp. * (a)                                                     971             2,301
General Communication, Inc. *                                           272             1,814
Global Telesystems Group, Inc. *                                        500                 1
Harmonic, Inc. *                                                        248               907
Harris Corp. *                                                          482            17,468
Ibasis, Inc. * (a)                                                      178                66
ICG Communications, Inc. *                                              100                 1
IDT Corp. *                                                             100             1,692
Inet Technologies, Inc. *                                               227             1,532
Infonet Services Corp., Class B *                                     1,616             4,008
Inrange Technologies Corp. Class B *                                    351             1,667
InterDigital Communication Corp. *                                      454             4,109
Intrado, Inc. *                                                         335             6,486
ITC DeltaCom, Inc. * (a)                                                200                12
JDS Uniphase Corp. *                                                  8,406            22,444
Latitude Communications, Inc. *                                         100               132
Level 3 Communications, Inc. * (a)                                    2,792             8,236
Liberty Satellite & Technology, Inc., Class A *                          29                65
Loral Space & Communications, Ltd. * (a)                              2,419             2,395
Lucent Technologies, Inc. * (a)                                      20,196            33,525
Mastec, Inc. *                                                          150             1,104
MCK Communications, Inc. *                                              100               106
Metawave Communications Corp. *                                         484               102
Metricom, Inc. *                                                        100                 1
Metrocall, Inc. *                                                       100                 1
Metromedia Fiber Network, Inc., Class A *                             2,366                24
Motorola, Inc. *                                                     12,525           180,610
MRV Communications, Inc. *                                              660             1,010
Net2000 Communication, Inc. *                                           100                 0
Net2Phone, Inc. * (a)                                                   100               427
Network Equipment Technologies, Inc. *                                  194               834
Network Plus Corp. *                                                    300                 0
New Focus, Inc. *                                                       338             1,004
Newport Corp. *                                                         154             2,412
Next Level Communications, Inc., Class A * (a)                          361               365
Nx Networks, Inc. *                                                     100                 0
P-Com, Inc. *                                                            40                14
Pac-West Telecomm, Inc. * (a)                                           182                80
PanAmSat Corp. *                                                        819            18,509
Paradyne Corp. *                                                        100               396
Plantronics, Inc. *                                                     293             5,570
Powerwave Technologies, Inc. *                                          300             2,748
Price Communications Corp. *                                            200             3,200
Proxim Corp., Class A *                                               1,125             3,374
PTEK Holdings, Inc. *                                                   200             1,156

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED

QUALCOMM, Inc. *                                                      4,289      $    117,905
RCN Corp. * (a)                                                         401               549
REMEC, Inc. *                                                           150               842
RF Micro Devices, Inc. *                                                965             7,353
Savvis Communications Corp. *                                           300               159
SBA Communications Corp. * (a)                                          231               326
Scientific-Atlanta, Inc. *                                              858            14,114
Sonus Networks, Inc. * (a)                                            1,192             2,408
Star Telecommunications, Inc. * (a)                                     200                 0
Startec Global Communications Corp. *                                   100                 1
Sunrise Telecom, Inc. *                                                 411               888
Superior Telecom, Inc. * (a)                                            100                45
SureWest Communications *                                               129             6,854
Symmetricom, Inc. *                                                     150               548
Tekelec *                                                               264             2,120
Telaxis Communications Corp. *                                          100                65
Teligent, Inc., Class A * (a)                                           100                 0
Tellabs, Inc. *                                                       2,178            13,504
Terayon Communication Systems, Inc. * (a)                               306               407
Time Warner Telecom, Inc., Class A * (a)                                181               304
TippingPoint Technologies, Inc. *                                        14               169
Tollgrade Communications, Inc. * (a)                                    226             3,315
Touch America Holdings, Inc. *                                          543             1,493
Triton PCS Holdings, Inc., Class A * (a)                                248               967
Tut Systems, Inc. * (a)                                                 153               219
UTStarcom, Inc. *                                                       200             4,034
Verizon Communications, Inc. *                                       15,300           614,295
Vertel Corp. *                                                          100                12
Waverider Communications, Inc. *                                        200                25
Weblink Wireless, Inc. * (a)                                            100                 1
Westell Technologies, Inc., Class A * (a)                               100               155
Williams Communications Group, Inc. * (a)                             2,174                46
Winstar Communications, Inc. *                                          501                 1
                                                                                 ------------
                                                                                    1,446,888

TELEPHONE - 1.68%

Alltel Corp. *                                                        1,680            78,960
BellSouth Corp.                                                      10,563           332,735
Broadwing, Inc. * (a)                                                 1,296             3,370
Centennial Communications Corp., Class A * (a)                          403               983
CenturyTel, Inc.                                                        882            26,019
Citizens Communications Company *                                     1,825            15,257
Corecomm, Ltd. *                                                         61                 2
D&E Communications, Inc. *                                               95               999
Dobson Communications Corp., Class A *                                  177               152
e.spire Communications, Inc. *                                          200                 2
Focal Communications Corp. * (a)                                          7                16
Hickory Tech Corp. *                                                    100             1,500
Mpower Holding Corp. *                                                  255                 6
North Pittsburgh Systems, Inc. *                                        100             1,609
NTL, Inc. * (a)                                                       1,229                39
Qwest Communications International, Inc. *                            9,158            25,642
SBC Communications, Inc.                                             18,906           576,633
Sprint Corp. (FON Group) *                                            5,074            53,835
Talk America Holdings, Inc. * (a)                                       200               826
Telephone & Data Systems, Inc.                                          328            19,860
U.S. Cellular Corp. *                                                   516            13,132
Viatel, Inc. * (a)                                                      100                 3
Warwick Valley Telephone Company *                                       25             1,519
WorldCom, Inc.-MCI Group * (a)                                          536               901
WorldCom, Inc.-WorldCom Group *                                      16,679            13,844
XO Communications, Inc., Class A * (a)                                1,191                24
Z Telephone Technologies, Inc. * (a)                                    100                83
                                                                                 ------------
                                                                                    1,167,951

TIRES & RUBBER - 0.07%

Bandag, Inc. *                                                          100             2,832
Carlisle Companies, Inc. *                                              286            12,864
Cooper Tire & Rubber Company *                                          563            11,570
Goodyear Tire &  Rubber Company *                                     1,065            19,926
Myers Indiana, Inc.                                                     121             2,074
                                                                                 ------------
                                                                                       49,266

TOBACCO - 0.87%

Dimon, Inc. *                                                           729             5,045
Philip Morris Companies, Inc. *                                      12,116           529,227
R.J. Reynolds Tobacco Holdings, Inc.                                    582            31,282
Universal Corp. *                                                       100             3,670
Vector Group, Ltd. * (a)                                                110             1,936
UST, Inc.                                                               926            31,484
                                                                                 ------------
                                                                                      602,644

TOYS, AMUSEMENTS & SPORTING GOODS - 0.21%

Hasbro, Inc. *                                                          974            13,208
Jakks Pacific, Inc. * (a)                                               100             1,771
Mattel, Inc. *                                                        2,316            48,821
NIKE, Inc., Class B *                                                 1,462            78,436
Russ Berrie & Company, Inc.                                             100             3,540
                                                                                 ------------
                                                                                      145,776

TRANSPORTATION - 0.26%

Alexander & Baldwin, Inc. *                                             313             7,991
C. H. Robinson Worldwide, Inc. *                                        409            13,714
General Maritime Corp. *                                                545             5,232
Harley-Davidson, Inc.                                                 1,721            88,236
Heartland Express, Inc. *                                               197             4,714
Norfolk Southern Corp. *                                              2,134            49,893
Offshore Logistics, Inc. *                                              100             2,389
Overseas Shipholding Group, Inc. *                                      279             5,881
RailAmerica, Inc. * (a)                                                 100             1,082
                                                                                 ------------
                                                                                      179,132

TRAVEL SERVICES - 0.07%

Ambassadors Group, Inc. *                                               100             1,436
Expedia, Inc., Class A * (a)                                            243            14,407
Hotels.com, Class A * (a)                                               100             4,223
Pegasus Systems, Inc. *                                                 100             1,750
Sabre Holdings, Inc. *                                                  836            29,929
                                                                                 ------------
                                                                                       51,745

TRUCKING & FREIGHT - 0.49%

Airborne, Inc. *                                                        563            10,809
Arkansas Best Corp. *                                                   100             2,548
CNF Transportation, Inc. *                                              399            15,154
EGL, Inc. *                                                             200             3,392
Expeditores International of Washington, Inc.                           514            17,044
Fedex Corp.                                                           1,613            86,134
First Aviation Services, Inc. *                                         297             1,411

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                     ------         -----
TRUCKING & FREIGHT - CONTINUED

Forward Air Corp. *                                                     100      $      3,278
Kirby Corp. *                                                           100             2,445
Knight Transportation, Inc. *                                           225             5,218
Landstar Systems, Inc. *                                                 75             8,014
Navistar International Corp. *                                          370            11,840
OMI Corp. *                                                             296             1,214
Pittston Brink's Group *                                                381             9,144
Plains All American Pipeline, LP (a)                                    100             2,579
Roadway Express, Inc. *                                                 100             3,593
Ryder Systems, Inc. *                                                   447            12,109
Swift Transportation, Inc. *                                            526            12,256
U.S. Freightways Corp. *                                                100             3,787
United Parcel Service, Inc., Class B *                                1,821           112,447
Werner Enterprises, Inc.                                                606            12,914
Yellow Corp. *                                                          100             3,240
                                                                                 ------------
                                                                                      340,570

TOTAL COMMON STOCK
(Cost: $86,384,358)                                                              $ 63,516,452
                                                                                 ------------


PREFERRED STOCK - 0.01%

DOMESTIC OIL - 0.01%

Stone Energy Corp. *                                                    139             5,595
                                                                                 ------------

REAL ESTATE - 0.00%

Commercial Net Lease Realty, REIT, Series A                              42             1,063
Corrections Corp. of America, Series B, REIT *                           25               591
                                                                                 ------------
                                                                                        1,654

TOTAL PREFERRED STOCK
(Cost: $7,429)                                                                   $      7,249
                                                                                 ------------


WARRANTS - 0.00%

BANKING - 0.00%

Dime Bancorp, Inc. *                                                    300                30
                                                                                 ------------

BROADCASTING - 0.00%

USA Networks, Inc. *, (Expiration date 02/04/2009;
   strike price $35.10)
                                                                        165             1,239
                                                                                 ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%

Anacomp, Inc., Class B *, (Expiration date
   12/10/2006; strike price $61.54)
                                                                          5                 0
                                                                                 ------------

DOMESTIC OIL - 0.00%

Magnum Hunter Resources, Inc. *,
   (Expiration date 03/21/2005; strike price $15.00)                    161               134
                                                                                 ------------

FOOD & BEVERAGES - 0.00%
Chiquita Brands International, Inc.  * (a),
   (Expiration date 03/19/2009; strike price $19.23)                     35      $        224
                                                                                 ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

Focal Communications Corp. (a),
   (Expiration date 12/14/2007; strike price $81.987)                    40                 0
                                                                                 ------------

TOTAL WARRANTS
(Cost: $1,232)                                                                   $      1,627
                                                                                 ------------

                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                 ------             -----
SHORT TERM INVESTMENTS - 2.81%

Navigator Securities Lending Trust, 1.95%                      $  1,558,351      $  1,558,351
United States Treasury Bills,
  1.67% due 08/08/2002 ****                                         300,000           299,471
  1.69% due 08/22/2002 ****                                         100,000            99,756
                                                                                 ------------
                                                                                 $  1,957,578

REPURCHASE AGREEMENTS - 5.96%

Repurchase Agreement with State Street Corp., dated
   06/28/2002 at 1.80%, to be repurchased at $4,145,622
   on 07/01/2002, collateralized by $4,245,000 U.S.
   Treasury Bills, 1.58% due 09/19/2002 (valued at
   $4,229,081 including interest)                              $  4,145,000      $  4,145,000
                                                                                 ------------

TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
(Cost: $92,495,597)                                                              $ 69,627,906
                                                                                 ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
500 INDEX TRUST

                                                             SHARES                VALUE
                                                             ------                -----
COMMON STOCK - 96.51%

ADVERTISING - 0.22%

Omnicom Group, Inc. *                                         14,743            $   675,229
The Interpublic Group of Companies, Inc. *                    29,964                741,909
TMP Worldwide, Inc. * (a)                                      8,768                188,512
                                                                                -----------
                                                                                  1,605,650

AEROSPACE - 2.07%

B.F. Goodrich Company                                          8,088                220,964
Boeing Company *                                              66,458              2,990,610
General Dynamics Corp.                                        16,009              1,702,557
Honeywell International, Inc. *                               64,527              2,273,286
Lockheed Martin Corp. *                                       34,963              2,429,929
Northrop Grumman Corp. *                                       8,759              1,094,875
Raytheon Company *                                            31,019              1,264,024
Rockwell Collins, Inc. *                                      14,569                399,482
Textron, Inc.                                                 11,208                525,655
United Technologies Corp.                                     37,187              2,524,998
                                                                                -----------
                                                                                 15,426,380

AIR TRAVEL - 0.16%

Delta Air Lines, Inc. *                                        9,781                195,620
Southwest Airlines Company *                                  60,733                981,445
                                                                                -----------
                                                                                  1,177,065

ALUMINUM - 0.13%

Alcan Aluminum, Ltd.                                          25,463                955,372
                                                                                -----------
APPAREL & TEXTILES - 0.24%

Cintas Corp. (a)                                              13,467                665,674
Jones Apparel Group, Inc. *                                    9,957                373,387
Liz Claiborne, Inc.                                            8,348                265,466
Reebok International, Ltd. * (a)                               4,673                137,854
V.F. Corp. *                                                   8,804                345,205
                                                                                -----------
                                                                                  1,787,586

AUTO PARTS - 0.41%

AutoZone, Inc. *                                               8,549                660,838
Dana Corp. *                                                  11,790                218,469
Delphi Automotive Systems Corp. *                             44,459                586,859
Eaton Corp. *                                                  5,534                402,598
Genuine Parts Company                                         13,738                479,044
TRW, Inc. *                                                   10,021                570,996
Visteon Corp. *                                               10,350                146,970
                                                                                -----------
                                                                                  3,065,774

AUTOMOBILES - 0.68%

Ford Motor Company                                           143,715              2,299,440
General Motors Corp. *                                        44,081              2,356,129
PACCAR, Inc. * (a)                                             9,135                405,503
                                                                                -----------
                                                                                  5,061,072

BANKING - 8.45%

AmSouth BanCorp *                                             28,914                647,095
Bank of America Corp. *                                      124,849              8,784,376
Bank of New York, Inc.                                        58,441              1,972,384
Bank One Corp. *                                              92,532              3,560,631
BB&T Corp.                                                    35,968              1,388,365
Citigroup, Inc.                                              408,276             15,820,695
Comerica, Inc.                                                14,130                867,582
Fifth Third Bancorp *                                         45,861              3,056,636
First Tennessee National Corp. *                              10,153                388,860
FleetBoston Financial Corp. *                                 82,923              2,682,559
Golden West Financial Corp. *                                 12,508                860,300
Huntington Bancshares, Inc. *                                 19,929                387,021
KeyCorp *                                                     33,604            $   917,389
Marshall & Ilsley Corp.                                       16,112                498,344
National City Corp. *                                         48,123              1,600,090
Northern Trust Corp. *                                        17,623                776,469
PNC Bank Corp. *                                              22,427              1,172,484
Southtrust Corp.                                              27,197                710,386
SunTrust Banks, Inc.                                          23,016              1,558,644
Union Planters Corp.                                          16,347                529,152
US  Bancorp                                                  154,715              3,612,595
Wachovia Corp. *                                             107,994              4,123,211
Wells Fargo & Company                                        134,525              6,734,321
Zions BanCorp *                                                7,278                379,184
                                                                                -----------
                                                                                 63,028,773

BIOTECHNOLOGY - 0.89%

Amgen, Inc. *                                                 82,971              3,474,825
Applera Corp. - Applied Biosystems Group *                    16,818                327,783
Biogen, Inc. * (a)                                            11,734                486,140
Chiron Corp. *                                                15,008                530,533
Genzyme Corp. *                                               16,836                323,925
Immunex Corp. *                                               43,219                965,512
MedImmune, Inc. *                                             19,789                522,429
                                                                                -----------
                                                                                  6,631,147

BROADCASTING - 0.27%

Clear Channel Communications, Inc. *                          47,428              1,518,645
Univision Communications, Inc., Class A * (a)                 16,673                523,532
                                                                                -----------
                                                                                  2,042,177

BUILDING MATERIALS & CONSTRUCTION - 0.18%

American Standard Companies, Inc. *                            5,185                389,393
Masco Corp. *                                                 36,415                987,211
                                                                                -----------
                                                                                  1,376,604

BUSINESS SERVICES - 1.95%

AMR Corp. *                                                   12,264                206,771
Automatic Data Processing, Inc. *                             48,936              2,131,163
Cendant Corp. *                                               77,890              1,236,893
Computer Sciences Corp. *                                     13,517                646,112
Convergys Corp. *                                             13,652                265,941
Deluxe Corp. *                                                 5,265                204,756
Electronic Data Systems Corp. *                               37,631              1,397,992
First Data Corp.                                              60,540              2,252,088
Fiserv, Inc. *                                                14,859                545,474
Fluor Corp. *                                                  6,355                247,527
H & R Block, Inc.                                             14,555                671,713
ITT Industries, Inc. *                                         7,012                495,047
NCR Corp. * (a)                                                7,705                266,593
Paychex, Inc. *                                               29,703                929,407
PerkinElmer, Inc. (a)                                          9,768                107,936
R.R. Donnelley & Sons Company *                                9,083                250,237
Robert Half International, Inc. *                             13,914                324,196
Sapient Corp. * (a)                                           10,027                 10,629
Tyco International, Ltd. *                                   158,325              2,138,971
Unisys Corp. *                                                25,327                227,943
                                                                                -----------
                                                                                 14,557,389

CABLE AND TELEVISION - 1.08%

Comcast Corp., Class A, Non Voting Stock *                    74,987              1,787,690
Viacom, Inc., Class B *                                      140,727              6,244,057
                                                                                -----------
                                                                                  8,031,747

CELLULAR COMMUNICATIONS - 0.24%

AT&T Wireless Services, Inc. *                               214,049              1,252,187
Nextel Communications, Inc., Class A * (a)                    63,338                203,315
Sprint Corp. (PCS Group), Series 1 * (a)                      78,220                349,643
                                                                                -----------
                                                                                  1,805,145


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES                VALUE
                                                            ------                -----
CHEMICALS - 1.45%

Air Products & Chemicals, Inc.,                              18,033            $   910,125
Ashland, Inc. *                                               5,436                220,158
Dow Chemical Company *                                       71,563              2,460,336
E.I. Du Pont De Nemours & Company *                          81,349              3,611,896
Eastman Chemical Company *                                    6,115                286,793
Engelhard Corp. *                                            10,297                291,611
Great Lakes Chemical Corp. * (a)                              3,981                105,457
Hercules, Inc. *                                              8,613                 99,911
PPG Industries, Inc. *                                       13,359                826,922
Praxair, Inc.                                                12,761                726,994
Rohm & Haas Company *                                        17,483                707,887
Sigma-Aldrich Corp. *                                         5,817                291,722
Waters Corp. *                                               10,284                274,583
                                                                               -----------
                                                                                10,814,395

COMMERCIAL SERVICES - 0.08%

Moody's Corp. *                                              12,363                615,059
                                                                               -----------
COMPUTERS & BUSINESS EQUIPMENT - 5.65%

Apple Computer, Inc. *                                       27,840                493,325
Cisco Systems, Inc. *                                       582,074              8,119,932
Dell Computer Corp. *                                       207,110              5,413,856
EMC Corp. *                                                 175,818              1,327,426
Gateway, Inc. *                                              25,707                114,139
Hewlett-Packard Company *                                   238,994              3,651,828
IBM Corp.                                                   136,699              9,842,328
Intel Corp. *                                               532,638              9,731,296
Lexmark International Group, Inc., Class A *                 10,314                561,082
Network Appliance, Inc. *                                    26,281                326,936
Palm, Inc. *                                                 45,103                 79,381
Pitney Bowes, Inc.                                           19,345                768,383
Sun Microsystems, Inc. *                                    257,259              1,288,868
Xerox Corp. * (a)                                            57,134                398,224
                                                                               -----------
                                                                                42,117,004

CONSTRUCTION MATERIALS - 0.10%

Sherwin-Williams Company                                     12,252                366,702
Vulcan Materials Company                                      8,035                351,933
                                                                               -----------
                                                                                   718,635

CONSTRUCTION & MINING EQUIPMENT - 0.18%

Caterpillar, Inc. *                                          27,235              1,333,153
                                                                               -----------

CONTAINERS & GLASS - 0.13%

Ball Corp.                                                    4,348                180,355
Bemis, Inc.                                                   4,188                198,930
Pactiv Corp. *                                               12,640                300,832
Sealed Air Corp. * (a)                                        6,639                267,353
                                                                               -----------
                                                                                   947,470

COSMETICS & TOILETRIES - 2.45%

Alberto Culver Company, Class B (a)                           4,499                215,052
Avon Products, Inc.                                          18,747                979,343
Colgate-Palmolive Company *                                  43,780              2,191,189
International Flavors & Fragrances, Inc. *                    7,522                244,390
Kimberly-Clark Corp.                                         41,670              2,583,540
The Gillette Company *                                       83,744              2,836,409
The Procter & Gamble Company *                              102,815              9,181,380
                                                                               -----------
                                                                                18,231,303

CRUDE PETROLEUM & NATURAL GAS - 0.20%

EOG Resources, Inc. *                                         9,151                363,295
Occidental Petroleum Corp. *                                 29,876                895,981
Sunoco, Inc. *                                                6,220                221,619
                                                                               -----------
                                                                                 1,480,895

DOMESTIC OIL - 0.96%

Amerada Hess Corp. *                                          7,052            $   581,790
Anadarko Petroleum Corp. *                                   19,730                972,689
Conoco, Inc. *                                               49,611              1,379,186
Devon Energy Corp. *                                         12,195                600,970
Kerr-McGee Corp. *                                            7,940                425,187
Marathon Oil Corp. *                                         24,534                665,362
Phillips Petroleum Company *                                 30,235              1,780,237
Unocal Corp. *                                               19,510                720,699
                                                                               -----------
                                                                                 7,126,120

DRUGS & HEALTH CARE - 0.55%

Becton Dickinson & Company                                   20,516                706,776
Cardinal Health, Inc. *                                      35,778              2,197,127
Humana, Inc. *                                               13,387                209,239
Quintiles Transnational Corp. *                               9,491                118,543
Stryker Corp. *                                              15,601                834,809
                                                                               -----------
                                                                                 4,066,494

EDUCATIONAL SERVICES - 0.07%

Apollo Group, Inc., Class A *                                14,125                556,808
                                                                               -----------

ELECTRICAL EQUIPMENT - 3.58%

American Power Conversion Corp. *                            15,505                195,828
Cooper Industries, Ltd., Class A *                            7,428                291,920
Emerson Electric Company *                                   33,937              1,815,969
General Electric Company *                                  787,824             22,886,287
Johnson Controls, Inc. *                                      6,924                565,068
Millipore Corp. * (a)                                         3,786                121,076
Molex, Inc. (a)                                              15,565                521,895
Power-One, Inc. * (a)                                         6,256                 38,912
Symbol Technologies, Inc. *                                  18,119                154,012
Tektronix, Inc. *                                             7,295                136,489
                                                                               -----------
                                                                                26,727,456

ELECTRIC UTILITIES - 2.13%

Allegheny Energy, Inc. *                                      9,925                255,569
Ameren Corp. *                                               10,926                469,927
American Electric Power, Inc. *                              25,577              1,023,591
Cinergy Corp. *                                              12,650                455,273
CMS Energy Corp. *                                           10,556                115,905
Consolidated Edison, Inc.                                    16,843                703,195
Constellation Energy Group, Inc.                             12,993                381,215
Dominion Resources, Inc.                                     20,870              1,381,594
DTE Energy Company *                                         12,907                576,168
Duke Energy Company                                          61,707              1,919,088
Edison International *                                       25,862                439,654
Exelon Corp.                                                 25,467              1,331,924
FirstEnergy Corp. *                                          23,607                788,002
FPL Group, Inc.                                              13,958                837,340
PG&E Corp. *                                                 30,735                549,849
Pinnacle West Capital Corp. *                                 6,720                265,440
PPL Corp.                                                    11,622                384,456
Progress Energy, Inc. *                                      17,358                902,790
Public Service Enterprise Group, Inc. *                      16,519                715,273
Reliant Energy, Inc. *                                       23,663                399,905
TECO Energy, Inc. (a)                                        11,072                274,032
The AES Corp. *                                              42,308                229,309
The Southern Company *                                       55,165              1,511,521
                                                                               -----------
                                                                                15,911,020

ELECTRONICS - 0.45%

Agilent Technologies, Inc. *                                 36,557                864,573
Analog Devices, Inc. *                                       28,712                852,746
Jabil Circuit, Inc. * (a)                                    15,640                330,160


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES                 VALUE
                                                                ------                 -----
ELECTRONICS - CONTINUED

Mirant Corp. *                                                   31,873            $    232,673
Rockwell International Corp. *                                   14,575                 291,209
Sanmina-SCI Corp. *                                              41,337                 260,837
Solectron Corp. *                                                65,114                 400,451
Thomas & Betts Corp. *                                            4,608                  85,709
                                                                                   ------------
                                                                                      3,318,358

ENERGY - 0.33%

Calpine Corp. * (a)                                              24,234                 170,365
Entergy Corp. *                                                  17,403                 738,584
TXU Corp. *                                                      21,042               1,084,715
Xcel Energy, Inc. *                                              27,521                 461,527
                                                                                   ------------
                                                                                      2,455,191

FINANCIAL SERVICES - 6.27%

Ambac Financial Group, Inc. *                                     8,370                 562,464
American Express Company *,                                     105,878               3,845,489
Bear Stearns Companies, Inc. *                                    7,482                 457,898
Capital One Financial Corp.                                      17,051               1,040,964
Charles Schwab Corp.                                            108,452               1,214,662
Charter One Financial, Inc.                                      17,834                 613,133
Concord EFS, Inc. *                                              39,985               1,205,148
Countrywide Credit Industries, Inc. *                             9,698                 467,929
Equifax, Inc.                                                    11,495                 310,365
Federal Home Loan Mortgage Corp.                                 55,157               3,375,608
Federal National Mortgage Association                            79,241               5,844,024
Franklin Resources, Inc. *                                       20,694                 882,392
Household International, Inc.                                    36,323               1,805,253
J.P. Morgan Chase & Company *                                   156,567               5,310,753
John Hancock Financial Services, Inc. *                          23,711                 834,627
Lehman Brothers Holdings, Inc.                                   18,926               1,183,254
MBIA, Inc.                                                       11,772                 665,471
MBNA Corp. *                                                     67,596               2,235,400
Mellon Financial Corp. *                                         37,060               1,164,796
Merrill Lynch & Company, Inc. *                                  67,151               2,719,615
Morgan Stanley Dean Witter & Company *                           87,042               3,749,769
Providian Financial Corp. *                                      22,568                 132,700
Regions Financial Corp. (a)                                      18,040                 634,106
SLM Corp. *                                                      12,441               1,205,533
State Street Corp.                                               25,815               1,153,931
Stilwell Financial, Inc.                                         17,562                 319,628
Synovus Financial Corp.                                          23,110                 635,987
T. Rowe Price Group, Inc. *                                       9,797                 322,125
Washington Mutual, Inc.                                          76,844               2,851,681
                                                                                   ------------
                                                                                     46,744,705

FOOD & BEVERAGES - 4.69%

Anheuser-Busch Companies, Inc. *                                 70,161               3,508,050
Archer-Daniels-Midland Company *                                 52,449                 670,823
Campbell Soup Company *                                          32,502                 899,005
Coca-Cola Enterprises, Inc. * (a)                                35,288                 779,159
ConAgra, Inc. *                                                  42,626               1,178,609
General Mills, Inc. *                                            28,908               1,274,265
H.J. Heinz Company *                                             27,779               1,141,717
Hershey Foods Corp. *                                            10,755                 672,188
Kellogg Company *                                                32,390               1,161,505
Pepsi Bottling Group, Inc. *                                     22,523                 693,708
PepsiCo, Inc.                                                   138,833               6,691,751
Sara Lee Corp. *                                                 62,160               1,282,982
The Coca-Cola Company                                           197,332              11,050,592
The J.M. Smucker Company * (a)                                    2,056                  70,171
Unilever NV                                                      45,354               2,938,939
William Wrigley Jr. Company                                      17,862                 988,662
                                                                                   ------------
                                                                                     35,002,126

FOREST PRODUCTS - 0.16%

Louisiana Pacific Corp. *                                         8,299            $     87,886
Weyerhaeuser Company *                                           17,168               1,096,177
                                                                                   ------------
                                                                                      1,184,063

FURNITURE & FIXTURES - 0.05%

Leggett & Platt, Inc. *                                          15,587                 364,736
                                                                                   ------------

GAS & PIPELINE UTILITIES - 0.40%

Dynegy, Inc., Class A *                                          26,037                 187,467
El Paso Corp.                                                    40,484                 834,375
KeySpan Corp. *                                                  11,040                 415,656
Kinder Morgan, Inc. *                                             8,882                 337,694
Nicor, Inc.                                                       3,530                 161,498
NiSource, Inc. * (a)                                             16,410                 358,230
Peoples Energy Corp. (a)                                          2,726                  99,390
Sempra Energy *                                                  16,441                 363,839
Williams Companies, Inc. *                                       40,879                 244,865
                                                                                   ------------
                                                                                      3,003,014

GOLD - 0.15%

Barrick Gold Corp. - USD *                                       42,481                 806,714
Placer Dome, Inc. *                                              26,030                 291,796
                                                                                   ------------
                                                                                      1,098,510

HEALTHCARE PRODUCTS - 3.59%

Abbott Laboratories,                                            123,208               4,638,781
Bausch & Lomb, Inc. (a)                                           4,255                 144,032
Baxter International, Inc. *                                     46,848               2,082,394
Biomet, Inc. *                                                   21,394                 580,205
Boston Scientific Corp. *                                        32,006                 938,416
Guidant Corp. *                                                  24,144                 729,873
Johnson & Johnson                                               238,866              12,483,137
Medtronic, Inc.                                                  96,070               4,116,600
St. Jude Medical, Inc. *                                          6,907                 510,082
Zimmer Holdings, Inc. *                                          15,323                 546,418
                                                                                   ------------
                                                                                     26,769,938

HEALTHCARE SERVICES - 1.00%

AmerisourceBergen Corp. (a)                                       8,164                 620,464
HCA-The Healthcare Company *                                     40,869               1,941,277
HEALTHSOUTH Corp. *                                              31,134                 398,204
IMS Health, Inc. *                                               23,446                 420,856
Manor Care, Inc. *                                                8,121                 186,783
McKesson Corp. *                                                 22,747                 743,827
UnitedHealth Group, Inc. *                                       24,741               2,265,039
Wellpoint Health Networks, Inc., Class A *                       11,450                 890,924
                                                                                   ------------
                                                                                      7,467,374

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%

Loews Corp. *                                                    15,190                 804,918
                                                                                   ------------

HOMEBUILDERS - 0.04%

Centex Corp. * (a)                                                4,823                 278,721
                                                                                   ------------

HOTELS & RESTAURANTS - 0.95%

Darden Restaurants, Inc.                                         13,996                 345,701
Harrah's Entertainment, Inc. *                                    8,902                 394,804
Hilton Hotels Corp. *                                            29,302                 407,298
Marriott International, Inc., Class A                            19,116                 727,364
McDonalds Corp. *                                               101,988               2,901,559
Starbucks Corp. * (a)                                            30,250                 751,712
Starwood Hotels & Resorts Worldwide, Inc. *                      15,693                 516,143
Wendy's International, Inc. *                                     8,281                 329,832
Yum! Brands, Inc. *                                              23,136                 676,728
                                                                                   ------------
                                                                                      7,051,141


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES                 VALUE
                                                                ------                 -----
HOUSEHOLD APPLIANCES - 0.19%

Black & Decker Corp. *                                            6,331            $    305,154
KB HOME * (a)                                                     3,993                 205,679
Maytag Corp. *                                                    6,090                 259,739
The Stanley Works *                                               6,769                 277,597
Whirlpool Corp. *                                                 5,305                 346,735
                                                                                   ------------
                                                                                      1,394,904

HOUSEHOLD PRODUCTS - 0.30%

Fortune Brands, Inc. *                                           11,786                 660,016
Newell Rubbermaid, Inc. *                                        21,158                 741,799
The Clorox Company *                                             18,456                 763,156
Tupperware Corp. *                                                4,614                  95,925
                                                                                   ------------
                                                                                      2,260,896

INDUSTRIAL MACHINERY - 0.56%

Apache Corp.                                                     10,891                 626,015
Crane Company *                                                   4,731                 120,073
Cummins, Inc. * (a)                                               3,272                 108,303
Deere & Company *                                                18,637                 892,712
Dover Corp. *                                                    16,057                 561,995
EnPro Industries, Inc. *                                          1,617                   8,489
Ingersoll-Rand Company, Inc., Class A *                          13,329                 608,602
Pall Corp.                                                        9,687                 201,005
Parker-Hannifin Corp. *                                           9,305                 444,686
Thermo Electron Corp. *                                          14,107                 232,766
W.W. Grainger, Inc.                                               7,418                 371,642
                                                                                   ------------
                                                                                      4,176,288

INSURANCE - 4.36%

ACE, Ltd.                                                        20,746                 655,574
Aetna, Inc. *                                                    11,332                 543,596
AFLAC, Inc.                                                      41,441               1,326,112
American International Group, Inc.                              207,314              14,145,034
Aon Corp. *                                                      21,363                 629,781
Chubb Corp.                                                      13,470                 953,676
Cigna Corp.                                                      11,476               1,117,992
Cincinnati Financial Corp.                                       12,812                 596,142
Conseco, Inc. * (a)                                              27,376                  54,752
Hartford Financial Services Group, Inc. *                        19,533               1,161,628
Jefferson-Pilot Corp.                                            11,933                 560,851
Lincoln National Corp. *                                         15,036                 631,512
Marsh & McLennan Companies, Inc. *                               21,793               2,105,204
Metlife, Inc. *                                                  57,516               1,656,461
MGIC Investment Corp. *                                           8,499                 576,232
Progressive Corp.                                                17,436               1,008,673
SAFECO Corp. *                                                   10,136                 313,101
St. Paul Companies, Inc.                                         16,456                 640,468
The Allstate Corp.                                               56,577               2,092,217
Torchmark, Inc. *                                                 9,778                 373,520
UNUMProvident Corp. *                                            19,210                 488,894
XL Capital, Ltd., Class A                                        10,525                 891,467
                                                                                   ------------
                                                                                     32,522,887

INTERNATIONAL OIL - 1.33%

Burlington Resources, Inc. *                                     15,916                 604,808
Royal Dutch Petroleum Company                                   168,525               9,314,377
                                                                                   ------------
                                                                                      9,919,185

INTERNET CONTENT - 0.09%

Yahoo!, Inc. *                                                   45,227                 667,551
                                                                                   ------------

LEISURE TIME - 1.36%

AOL Time Warner, Inc. *                                         351,282               5,167,358
Brunswick Corp.                                                   6,960                 194,880
Carnival Corp., Class A *                                        46,515            $  1,288,000
International Game Technology *                                   7,061                 400,359
The Walt Disney Company *                                       161,784               3,057,718
                                                                                   ------------
                                                                                     10,108,315

LIFE SCIENCES - 0.13%

Forest Laboratories, Inc. *                                      14,121                 999,767
                                                                                   ------------

LIQUOR - 0.07%

Adolph Coors Company, Class B *                                   2,812                 175,188
Brown Forman Corp., Class B *                                     5,485                 378,465
                                                                                   ------------
                                                                                        553,653

MANUFACTURING - 0.85%

3M Company                                                       31,158               3,832,434
Danaher Corp. *                                                  11,350                 753,072
Illinois Tool Works, Inc. *                                      24,173               1,651,016
Snap-On, Inc. *                                                   4,591                 136,307
                                                                                   ------------
                                                                                      6,372,829

MEDICAL-HOSPITALS - 0.33%

C.R. Bard, Inc. *                                                 4,056                 229,489
Health Management Association, Inc., Class A *                   19,446                 391,837
Tenet Healthcare Corp. *                                         25,828               1,847,993
                                                                                   ------------
                                                                                      2,469,319

METAL & METAL PRODUCTS - 0.34%

Alcoa, Inc. *                                                    67,392               2,234,045
Inco, Ltd. * (a)                                                 14,438                 326,876
                                                                                   ------------
                                                                                      2,560,921

MINING - 0.17%

Freeport-McMoRan Copper & Gold, Inc., Class B
   * (a)                                                         11,415                 203,758
Newmont Mining Corp. * (a)                                       31,012                 816,546
Phelps Dodge Corp. *                                              6,246                 257,335
                                                                                   ------------
                                                                                      1,277,639

NEWSPAPERS - 0.10%

Dow Jones & Company, Inc. *                                       6,722                 325,681
Knight-Ridder, Inc. *                                             6,674                 420,128
                                                                                   ------------
                                                                                        745,809

OFFICE FURNISHINGS & SUPPLIES - 0.22%

Avery Dennison Corp. *                                            8,718                 547,055
Office Depot, Inc. *                                             24,353                 409,130
Staples, Inc. *                                                  36,629                 721,591
                                                                                   ------------
                                                                                      1,677,776

PAPER - 0.47%

Boise Cascade Corp. *                                             4,608                 159,114
Georgia-Pacific Corp. *                                          18,237                 448,266
International Paper Company *                                    38,247               1,666,804
MeadWestvaco Corp.                                               15,636                 524,744
Plum Creek Timber Company, Inc. *                                14,436                 443,185
Temple-Inland, Inc. *                                             3,921                 226,869
                                                                                   ------------
                                                                                      3,468,982

PETROLEUM SERVICES - 4.73%

Baker Hughes, Inc. *                                             26,637                 886,746
BJ Services Company *                                            12,557                 425,431
ChevronTexaco Corp. *                                            84,646               7,491,171
Exxon Mobil Corp. *                                             538,282              22,026,499
Halliburton Company *                                            34,046                 542,693
McDermott International, Inc. *                                   4,887                  39,585
Nabors Industries, Ltd. *                                        11,232                 396,490
Noble Corp. *                                                    10,482                 404,605



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES                 VALUE
                                                                ------                 -----
PETROLEUM SERVICES - CONTINUED

Rowan Companies, Inc. *                                           7,426            $    159,288
Schlumberger, Ltd. *                                             45,677               2,123,980
Transocean Offshore, Inc. *                                      25,285                 787,628
                                                                                   ------------
                                                                                     35,284,116

PHARMACEUTICALS - 6.57%

Allergan, Inc. *                                                 10,376            $    692,598
Bristol-Myers Squibb Company *                                  153,543               3,946,055
Eli Lilly & Company *                                            89,212               5,031,557
King Pharmaceuticals, Inc. *                                     19,492                 433,697
Merck & Company, Inc. *                                         180,512               9,141,128
Pfizer, Inc. *                                                  498,895              17,461,325
Pharmacia Corp. *                                               102,339               3,832,595
Schering-Plough Corp.                                           116,186               2,858,176
Watson Pharmaceuticals, Inc. *                                    8,448                 213,481
Wyeth *                                                         104,689               5,360,077
                                                                                   ------------
                                                                                     48,970,689

PHOTOGRAPHY - 0.09%

Eastman Kodak Company                                            23,089                 673,506
                                                                                   ------------

PUBLISHING - 0.59%

American Greetings Corp., Class A * (a)                           5,043                  84,016
Gannett, Inc. *                                                  20,976               1,592,079
McGraw-Hill Companies, Inc.                                      15,422                 920,693
Meredith Corp.                                                    3,812                 146,190
The New York Times Company, Class A                              12,026                 619,339
Tribune Company *                                                23,640               1,028,340
                                                                                   ------------
                                                                                      4,390,657

RAILROADS & EQUIPMENT - 0.37%

Burlington Northern Santa Fe Corp. *                             30,676                 920,280
CSX Corp. *                                                      16,916                 592,906
Union Pacific Corp. *                                            19,711               1,247,312
                                                                                   ------------
                                                                                      2,760,498

REAL ESTATE - 0.32%

Equity Office Properties Trust, REIT *                           32,880                 989,688
Equity Residential Properties Trust, REIT *                      21,490                 617,838
Pulte Homes, Inc. *                                               4,678                 268,891
Simon Property Group, Inc., REIT                                 13,797                 508,281
                                                                                   ------------
                                                                                      2,384,698

RETAIL GROCERY - 0.71%

Albertsons, Inc. *                                               32,220                 981,421
Safeway, Inc. *                                                  39,829               1,162,609
SUPERVALU, Inc.                                                  10,569                 259,258
Sysco Corp. *                                                    52,878               1,439,339
The Kroger Company *                                             63,735               1,268,326
Winn-Dixie Stores, Inc. (a)                                      11,151                 173,844
                                                                                   ------------
                                                                                      5,284,797

RETAIL TRADE - 6.67%

Bed Bath & Beyond, Inc. *                                        23,011                 868,435
Best Buy Company, Inc. *                                         25,099                 911,094
Big Lots, Inc. *                                                  9,031                 177,730
Circuit City Stores-Circuit City Group *                         16,526                 309,863
Costco Wholesale Corp. *                                         35,884               1,385,840
CVS Corp. *                                                      31,008                 948,845
Dillard's, Inc., Class A *                                        6,643                 174,644
Dollar General Corp. * (a)                                       26,234                 499,233
Family Dollar Stores, Inc.                                       13,675            $    482,044
Federated Department Stores, Inc. *                              15,286                 606,854
J. C. Penney, Inc. *                                             20,931                 460,901
Kohl's Corp. *                                                   26,579               1,862,656
Lowe's Companies, Inc. *                                         61,444               2,789,558
May Department Stores, Inc.                                      23,726                 781,297
Nordstrom, Inc. *                                                10,660                 241,449
RadioShack Corp. *                                               14,268                 428,896
Sears Roebuck & Company *                                        25,596               1,389,863
Target Corp.                                                     71,639               2,729,446
The Gap, Inc. * (a)                                              68,441                 971,862
The Home Depot, Inc. *                                          185,954               6,830,090
The Limited, Inc. *                                              34,215                 728,779
The TJX Companies, Inc.                                          43,276                 848,642
Tiffany & Company *                                              11,586                 407,827
Toys R Us, Inc. *                                                15,746                 275,083
Wal-Mart Stores, Inc.                                           353,697              19,456,872
Walgreen Company *                                               80,949               3,127,060
                                                                                   ------------
                                                                                     49,694,863

SANITARY SERVICES - 0.26%

Allied Waste Industries, Inc. *                                  15,631                 150,058
Ecolab, Inc. *                                                   10,140                 468,772
Waste Management, Inc. *                                         49,815               1,297,681
                                                                                   ------------
                                                                                      1,916,511

SEMICONDUCTORS - 1.75%

Advanced Micro Devices, Inc. *                                   26,962                 262,071
Agere Systems, Inc., Class B *                                   71,683                 107,525
Altera Corp. *                                                   30,561                 415,630
Applied Materials, Inc. *                                       129,558               2,464,193
Applied Micro Circuits Corp. * (a)                               23,675                 111,983
Broadcom Corp., Class A * (a)                                    20,813                 365,060
KLA-Tencor Corp. * (a)                                           14,706                 646,917
Linear Technology Corp.                                          25,119                 789,490
LSI Logic Corp. *                                                29,108                 254,695
Maxim Integrated Products, Inc. *                                25,660                 983,548
Micron Technology, Inc. *                                        47,555                 961,562
Mykrolis Corp. *                                                  2,410                  28,462
National Semiconductor Corp. *                                   13,959                 407,184
Novellus Systems, Inc. * (a)                                     11,368                 386,512
NVIDIA Corp. * (a)                                               11,467                 197,003
PMC-Sierra, Inc. * (a)                                           13,097                 121,409
QLogic Corp. *                                                    7,351                 280,073
Skyworks Solutions, Inc. *                                        7,098                  39,393
Teradyne, Inc. *                                                 14,346                 337,131
Texas Instruments, Inc. *                                       137,466               3,257,944
Vitesse Semiconductor Corp. * (a)                                15,138                  47,079
Xilinx, Inc. *                                                   26,507                 594,552
                                                                                   ------------
                                                                                     13,059,416

SOFTWARE - 4.33%

Adobe Systems, Inc. *                                            18,822                 536,427
Autodesk, Inc.                                                    8,688                 115,116
BMC Software, Inc. *                                             19,374                 321,608
Citrix Systems, Inc. *                                           14,893                  89,954
Computer Associates International, Inc. *                        45,709                 726,316
Compuware Corp. * (a)                                            29,508                 179,113
Intuit, Inc. *                                                   16,826                 836,589
Mercury Interactive Corp. * (a)                                   6,560                 150,618
Microsoft Corp. *                                               427,464              23,382,281
Novell, Inc. *                                                   28,741                  92,259


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES                 VALUE
                                                                ------                 -----
SOFTWARE - CONTINUED

Oracle Corp. *                                                  441,200            $  4,178,164
Parametric Technology Corp. *                                    20,884                  71,632
PeopleSoft, Inc. *                                               24,031                 357,581
Rational Software Corp. *                                        14,538                 119,357
Siebel Systems, Inc. *                                           36,688                 521,703
VERITAS Software Corp. *                                         31,811                 629,540
                                                                                   ------------
                                                                                     32,308,258

STEEL - 0.10%

Allegheny Technologies, Inc. *                                    6,323            $     99,903
Nucor Corp.                                                       6,173                 401,492
United States Steel Corp.                                         7,087                 140,960
Worthington Industries, Inc. *                                    6,777                 122,664
                                                                                   ------------
                                                                                        765,019

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.45%

ADC Telecommunications, Inc. *                                   62,660            $    143,491
Andrew Corp. * (a)                                                6,454                  92,486
AT&T Corp. *,                                                   280,763               3,004,164
Avaya, Inc. *                                                    22,935                 113,528
CIENA Corp. * (a)                                                25,963                 108,785
Comverse Technology, Inc. *                                      14,716                 136,270
Corning, Inc. * (a)                                              75,050                 266,428
JDS Uniphase Corp. *                                            105,426                 281,487
Lucent Technologies, Inc. * (a)                                 270,952                 449,780
Motorola, Inc. *                                                176,622               2,546,889
Nortel Networks Corp. * (a)                                     254,010                 368,315
QUALCOMM, Inc. *                                                 60,665               1,667,681
Scientific-Atlanta, Inc. *                                       12,397                 203,931
Tellabs, Inc. *                                                  32,530                 201,686
Verizon Communications, Inc. *                                  215,400               8,648,310
                                                                                   ------------
                                                                                     18,233,231

TELEPHONE - 2.09%

Alltel Corp. *                                                   24,684               1,160,148
BellSouth Corp.                                                 148,936               4,691,484
CenturyTel, Inc.                                                 11,190                 330,105
Citizens Communications Company *                                22,221                 185,768
Qwest Communications International, Inc. *                      132,125                 369,950
SBC Communications, Inc.                                        266,732               8,135,326
Sprint Corp. (FON Group) *                                       70,392                 746,859
                                                                                   ------------
                                                                                     15,619,640

TIRES & RUBBER - 0.05%

Cooper Tire & Rubber Company *                                    5,636                 115,820
Goodyear Tire & Rubber Company * (a)                             12,943                 242,163
                                                                                   ------------
                                                                                        357,983

TOBACCO - 1.07%

Philip Morris Companies, Inc. *                                 171,943               7,510,470
UST, Inc.                                                        13,133                 446,522
                                                                                   ------------
                                                                                      7,956,992

TOYS, AMUSEMENTS & SPORTING GOODS - 0.28%

Hasbro, Inc. *                                                   13,707                 185,867
Mattel, Inc. *                                                   34,250                 721,990
NIKE, Inc., Class B *                                            21,314               1,143,496



TRANSPORTATION - 0.26%

Harley-Davidson, Inc.                                            24,022            $  1,231,608
Norfolk Southern Corp. *                                         30,595                 715,311
                                                                                   ------------
                                                                                      1,946,919

TRAVEL SERVICES - 0.05%

Sabre Holdings, Inc. *                                           10,613                 379,945
                                                                                   ------------

TRUCKING & FREIGHT - 0.21%

Fedex Corp.                                                      23,657               1,263,284
Navistar International Corp. *                                    4,712                 150,784
Ryder Systems, Inc. *                                             4,816                 130,465
                                                                                   ------------
                                                                                      1,544,533

TOTAL COMMON STOCK
(Cost: $948,137,721)                                                               $719,500,833
                                                                                   ------------



                                                       PRINCIPAL
                                                        AMOUNT                   VALUE
                                                        ------                   -----
SHORT TERM INVESTMENTS - 2.27%

Navigator Securities Lending Trust, 1.95%             $16,034,016             $16,034,016

United States Treasury Bills,
  1.66% due 09/12/2002 ****                               100,000                  99,663
  1.715% due 08/08/2002 ****                              300,000                 299,457
  1.72% due 08/29/2002 ****                               300,000                 299,154
  1.74% due 08/08/2002 ****                               200,000                 199,633
                                                                              -----------
                                                                              $16,931,923

REPURCHASE AGREEMENTS - 1.22%

Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to
   be repurchased at $9,119,368 on
   07/01/2002, collateralized by
   $9,340,000 U.S. Treasury Bills, 1.57%
   due 9/19/2002 (valued at $9,304,975,
   including interest)
                                                       $9,118,000              $9,118,000
                                                                              -----------
TOTAL INVESTMENTS (500 INDEX TRUST)
(Cost: $974,187,644)                                                         $745,550,756
                                                                             ============


    The accompanying notes are an integral part of the financial statements.


                                      258

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST

                                                      SHARES                   VALUE
                                                      ------                   -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
 Aggressive Growth Trust Series I                       697,570            $  8,070,882
 Aggressive Growth Trust Series II                       14,389                 166,483
 Blue Chip Growth Trust Series I                      1,367,242              18,006,577
 Blue Chip Growth Trust Series II                        28,200                 371,109
 Capital Appreciation Trust Series I                  1,651,458              11,989,585
 Capital Appreciation Trust Series II                    34,083                 247,101
 Dynamic Growth Trust Series I                        2,629,618              10,124,030
 Dynamic Growth Trust Series II                          54,196                 208,111
 Equity-Income Trust Series I                         1,724,909              24,183,222
 Equity-Income Trust Series II                           35,550                 498,053
 International Stock Trust Series I                   2,471,016              22,683,924
 International Stock Trust Series II                     50,927                 466,999
 International Value Trust Series I                   1,954,897              20,409,121
 International Value Trust Series II                     40,329                 420,633
 Large Cap Growth Trust Series I                        694,949               6,004,358
 Large Cap Growth Trust Series II                        14,323                 123,605
 Mid Cap Growth Trust Series I                          500,942               4,032,585
 Mid Cap Growth Trust Series II                          10,324                  83,110
 Mid Cap Stock Trust Series I                           431,382               4,020,480
 Mid Cap Stock Trust Series II                            8,900                  82,861
 Overseas Trust Series I                              2,741,475              22,699,414
 Overseas Trust Series II                                56,501                 467,827
 Small Company Blend Trust Series I                     605,368               6,065,790
 Small Company Blend Trust Series II                     12,489                 125,015
 Small Company Value Trust Series I                   1,097,956              16,161,908
 Small Company Value Trust Series II                     22,644                 333,093
 Stategic Growth Trust Series I                       1,194,141              10,102,435
 Stategic Growth Trust Series II                         24,640                 208,456
 U.S. Large Cap Value Trust  Series I                 1,737,372              18,103,417
 U.S. Large Cap Value Trust Series II                    35,841                 373,107
                                                                           ------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
1000 TRUST) (Cost: $231,014,110)                                           $206,833,291
                                                                           ============

LIFESTYLE GROWTH 820 TRUST

                                                             SHARES                  VALUE
                                                             ------                  -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
 Blue Chip Growth Trust Series I                             3,064,749            $ 40,362,749
 Blue Chip Growth Trust Series II                               62,817                 826,671
 Dynamic Growth Trust Series I                               6,365,991              24,509,066
 Dynamic Growth Trust Series II                                130,382                 500,668
 Emerging Small Company Trust Series I                         758,781              16,328,961
 Emerging Small Company Trust Series II                         15,541                 334,279
 Equity-Income Trust Series I                                4,059,804              56,918,445
 Equity-Income Trust Series II                                  83,149               1,164,918
 Growth & Income Trust Series I                              3,347,747              64,544,560
 Growth & Income Trust Series II                                68,565               1,321,255
 Growth Trust Series I                                       2,144,512              24,039,975
 Growth Trust Series II                                         43,961                 492,800
 High Yield Trust Series I                                   2,840,097              24,197,624
 High Yield Trust Series II                                     58,236                 496,174
 International Stock Trust Series I                          3,625,475              33,281,858
 International Stock Trust Series II                            74,254                 680,905
 International Value Trust Series I                          5,521,333              57,642,714
 International Value Trust Series II                           113,193               1,180,604
 Mid Cap Opportunities Trust Series I                        1,895,618            $ 16,245,442
 Mid Cap Opportunities Trust Series II                          38,870                 332,726
 Mid Cap Stock Trust Series I                                2,610,810              24,332,751
 Mid Cap Stock Trust Series II                                  53,530                 498,362
 Overseas Trust Series I                                    10,055,732              83,261,463

MANUFACTURERS INVESTMENT TRUST
 Overseas Trust Series II                                      205,952               1,705,282
 Quantitative Equity Trust Series I                          1,752,487              24,236,901
 Quantitative Equity Trust Series II                            35,893                 496,038
 Small Company Blend Trust Series I                          3,256,721              32,632,340
 Small Company Blend Trust Series II                            66,768                 668,351
 Small Company Value Trust Series I                          2,215,016              32,605,037
 Small Company Value Trust Series II                            45,397                 667,789
 Stategic Growth Trust Series I                              3,854,498              32,609,050
 Stategic Growth Trust Series II                                79,038                 668,665
 Strategic Bond Trust Series I                               1,579,064              16,169,617
 Strategic Bond Trust Series II                                 32,373                 331,494
 Total Return Trust Series I                                 8,310,376             113,187,322
 Total Return Trust Series II                                  170,330               2,318,195
 U.S. Government Securities Trust Series I                   1,780,795              24,272,234
 U.S. Government Securities Trust Series II                     36,499                 497,121
 U.S. Large Cap Value Trust  Series I                        7,009,950              73,043,677
 U.S. Large Cap Value Trust Series II                          143,710               1,496,017
                                                                                  ------------
TOTAL INVESTMENTS (LIFESTYLE
GROWTH 820 TRUST)(Cost: $914,155,114)                                             $831,100,100
                                                                                  ============

LIFESTYLE BALANCED 640 TRUST

                                                           SHARES                  VALUE
                                                           ------                  -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
 Blue Chip Growth Trust Series I                          5,934,437            $ 78,156,532
 Blue Chip Growth Trust Series II                           121,467               1,598,500
 Emerging Small Company Trust Series I                    1,224,390              26,348,862
 Emerging Small Company Trust Series II                      25,042                 538,652
 Equity-Income Trust Series I                             1,247,812              17,494,318
 Equity-Income Trust Series II                               25,521                 357,549
 Growth & Income Trust Series I                           2,250,840              43,396,200
 Growth & Income Trust Series II                             46,035                 887,104
 Growth Trust Series I                                    3,844,937              43,101,740
 Growth Trust Series II                                      78,708                 882,322
 High Yield Trust Series I                               13,239,369             112,799,421
 High Yield Trust Series II                                 271,097               2,309,743
 International Stock Trust Series I                       3,900,111              35,803,016
 International Stock Trust Series II                         79,767                 731,466
 International Value Trust Series I                       4,242,559              44,292,320
 International Value Trust Series II                         86,856                 905,908
 Overseas Trust Series I                                  5,408,736              44,784,330
 Overseas Trust Series II                                   110,623                 915,955
 Quantitative Equity Trust Series I                       1,885,241              26,072,888
 Quantitative Equity Trust Series II                         38,558                 532,872
 Real Estate Secs Trust Series II                            63,041               1,075,482
 Real Estate Securities Trust Series I                    3,080,489              52,583,944
 Strategic Bond Trust Series I                            1,698,681              17,394,494
 Strategic Bond Trust Series II                              34,776                 356,110
 Total Return Trust Series I                             12,132,723             165,247,688
 Total Return Trust Series II                               248,328               3,379,741
 U.S. Government Securities Trust Series I                5,747,079            $ 78,332,692
 U.S. Government Securities Trust Series II                 117,629               1,602,106
 U.S. Large Cap Value Trust  Series I                     6,703,080              69,846,097
 U.S. Large Cap Value Trust Series II                       137,227               1,428,538
 Value Trust Series I                                     1,187,337              17,608,214
 Value Trust Series II                                       24,284                 360,133
                                                                               ------------

TOTAL INVESTMENTS (LIFESTYLE BALANCED
640 TRUST) (Cost: $958,430,894)                                                $891,124,937
                                                                               ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST

                                                           SHARES                   VALUE
                                                           ------                   -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
 Blue Chip Growth Trust Series I                            947,708            $ 12,481,314
 Blue Chip Growth Trust Series II                            28,795                 378,937
 Growth Trust Series I                                    1,934,171              21,682,052
 Growth Trust Series II                                      58,774                 658,859
 High Yield Trust Series I                                4,391,195              37,412,980
 High Yield Trust Series II                                 133,475               1,137,205
 International Stock Trust Series I                         700,688               6,432,313
 International Stock Trust Series II                         21,273                 195,075
 International Value Trust Series I                         914,654               9,548,985
 International Value Trust Series II                         27,796                 289,916
 Investment Quality Bond Trust Series I                   4,044,522              46,835,559
 Investment Quality Bond Trust Series II                    122,899               1,421,946
 Money Market Trust Series I                              3,125,067              31,250,670
 Money Market Trust Series II                                94,878                 948,783
 Overseas Trust Series I                                  1,554,760              12,873,410
 Overseas Trust Series II                                    47,203                 390,842
 Real Estate Secs Trust Series II                            33,625                 573,641
 Real Estate Securities Trust Series I                    1,106,871              18,894,295
 Strategic Bond Trust Series I                            1,220,729              12,500,268
 Strategic Bond Trust Series II                              37,098                 379,884
 Total Return Trust Series I                                688,341               9,375,201
 Total Return Trust Series II                                20,914                 284,635
 U.S. Government Securities Trust Series I                4,588,938              62,547,229
 U.S. Government Securities Trust Series II                 139,424               1,898,960
 U.S. Large Cap Value Trust  Series I                     1,505,331              15,685,548
 U.S. Large Cap Value Trust Series II                        45,747                 476,221
 Value Trust Series I                                     1,066,576              15,817,319
 Value Trust Series II                                       32,382                 480,220
                                                                               ------------

TOTAL INVESTMENTS (LIFESTYLE
MODERATE 460 TRUST) (Cost: $335,763,354)                                       $ 322,852,267
                                                                               =============

LIFESTYLE CONSERVATIVE 280 TRUST

                                                           SHARES                VALUE
                                                           ------                -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
Diversified Bond Trust Series I                          3,057,334           $ 31,307,096
 Diversified Bond Trust Series II                          108,307              1,107,977
 Fundamental Value Trust Series I                        1,059,820             11,212,900
 Fundamental Value Trust Series II                          37,543                396,832
 High Yield Trust Series I                               1,832,968             15,616,889
 High Yield Trust Series II                                 64,946                553,339
 International Stock Trust Series I                      1,253,487             11,507,012
 International Stock Trust Series II                        44,362                406,796
 Money Market Trust Series I                             4,472,442             44,724,422
 Money Market Trust Series II                              158,282              1,582,824
 Real Estate Secs Trust Series II                           23,373                398,745
 Real Estate Securities Trust Series I                     660,042             11,266,911
 Total Return Trust Series I                             3,283,731             44,724,422
 Total Return Trust Series II                              116,299              1,582,824
 U.S. Government Securities Trust Series I               3,283,731             44,757,260
 U.S. Government Securities Trust Series II                116,299              1,583,987
 U.S. Large Cap Value Trust  Series I                      861,742              8,979,354
 U.S. Large Cap Value Trust Series II                       30,527                317,786
                                                                             ------------
TOTAL INVESTMENTS (LIFESTYLE
CONSERVATIVE 280 TRUST)
(Cost: $234,089,242)                                                         $ 232,027,376
                                                                             =============

Key to Currency Abbreviations
-----------------------------
AUD    -   Australian Dollar
CAD    -   Canadian Dollar
CZK    -   Czech Koruna
DKK    -   Danish Krone
EUR    -   European Currency
FIM    -   Finnish Markka
FRF    -   French Franc
DEM    -   German Deustche Mark
GBP    -   British Pound
GRD    -   Greek Drachma
HKD    -   Hong Kong Dollar
ITL    -   Italian Lira
IEP    -   Irish Punt
JPY    -   Japanese Yen
NLG    -   Netherland Guilder
NZD    -   New Zealand Dollar
NOK    -   Norwegian Krone
PLZ    -   Polish Zloty
SEK    -   Swedish Krona
SGD    -   Singapore Dollar

Key to Security Abbreviations and Legend
----------------------------------------
ADR     -   American Depositary Receipts
ADS     -   American Depositary Shares
ESOP    -   Employee Stock Ownership Plan
EWCO    -   European Written Call Option
FRN     -   Floating Rate Note (Rate effective as of
            June 30, 2002).
GDR     -   Global Depositary Receipts
GTD     -   Guaranteed
IO      -   Interest Only (Carries notional principal amount)
OTC     -   Over The Counter
PIK     -   Paid In Kind
PO      -   Principal Only
REMIC   -   Real Estate Mortgage Investment Conduit
SBI     -   Shares Beneficial Interest
SPDR    -   Standard & Poor's Depositary Receipts
TBA     -   To Be Announced
VR      -   Variable Rate Demand Note (Rate effective as of June 30, 2002)
@       -   Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*       -   Non-Income producing
**      -   Purchased on a forward commitment (Note 2)
***     -   At June 30, 2002 a portion of this security
            was pledged to cover forward commitments purchased.
****    -   At June 30, 2002 a portion of this security was pledged to cover margin requirements for open futures contracts.

(a)     -   At June 30, 2002 all or a portion of this security was out on loan.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following sixty-seven separate investment portfolios, sixty of which are described here as follows: The Internet Technologies Trust ("Internet Technologies"), the Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Telecommunications Trust ("Telecommunications"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Health Sciences Trust ("Health Sciences"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Growth Trust ("Mid Cap Growth"), the Mid Cap Opportunities Trust ("Mid Cap Opportunities"), the Mid Cap Stock Trust ("Mid Cap Stock"), the All Cap Growth Trust ("All Cap Growth"), the Financial Services Trust ("Financial Services"), the Overseas Trust ("Overseas"), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Capital Appreciation Trust ("Capital Appreciation"), the Strategic Opportunities Trust ("Strategic Opportunities", formerly "Mid Cap Blend"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Global Equity Trust ("Global Equity"), the Strategic Growth Trust ("Strategic Growth"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth"), the All Cap Value Trust ("All Cap Value"), the Capital Opportunities Trust ("Capital Opportunities"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Company Value Trust ("Small Company Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the Equity Index Trust ("Equity Index"), the Tactical Allocation Trust ("Tactical Allocation"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Real Estate Securities, Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, J, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA") and to separate Accounts A, B, and E, which are separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"), Manulife USA and MNY are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of Manulife USA.

At June 30, 2002, of the Trust portfolios noted above, Manulife USA owned seed money shares of 960,000, 3,695,053 and 1,209,184 in Telecommunications, International Index and Total Stock Market Index, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 5) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and MNY (See Note 6).

The Trust offers two classes of shares, Series I shares and effective January 28, 2002, Series II shares for all portfolios with the exception of Equity Index. Series I and Series II shares are the same, except for differences in class expenses and voting rights with respect to its distribution plan (see Note
6). Prior to May 1, 2002, Series I was referred to as Class A and Series II was referred to as Class B.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 2002 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. The Lifestyle Trusts' investments are valued at the net asset value of the underlying Portfolios.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at June 30, 2002:

                                           SALES OF FUTURES CONTRACTS                     PURCHASES OF FUTURE CONTRACTS
                                           --------------------------                     -----------------------------
                                             NUMBER      AGGREGATE                        NUMBER     AGGREGATE
                             EXPIRATION     OF OPEN    MARKET VALUE       UNREALIZED      OF OPEN    MARKET VALUE   UNREALIZED
                                DATE       CONTRACTS   OF CONTRACTS      GAIN/(LOSS)     CONTRACTS   OF CONTRACTS   GAIN/(LOSS)
                                ----       ---------   ------------      -----------     ---------   ------------   -----------
OVERSEAS:
Nikkei 225 Index              Sep-2002                                                      162        $8,533,350      ($796,691)
                                                                                                                     ===========
EQUITY INDEX:
S&P 500 Index                 Sep-2002                                                        9         2,227,725       ($49,347)
                                                                                                                     ===========
HIGH YIELD TRUST:
U.S. 10 yr. Treasury          Sep-2002       (166)     ($17,800,906)     ($133,477)
                                                                         =========
GLOBAL BOND:
10 yr. German Euro - BUND     Sep-2002                                                       86         9,106,477    $   142,159
5 yr. German Euro - BOBL      Sep-2002                                                      252        26,346,258        410,082
10 yr. Interest Rate Swaps    Sep-2002                                                        3           311,813          2,719
Japan 10yr. Govt. Bond        Sep-2002                                                       12        13,921,662        124,473
U.S.  10 yr. Treasury         Sep-2002                                                       62         6,648,531        113,344
Eurodollar                    Mar-2003                                                        7         1,701,787         12,227
                                                                                                                     -----------
                                                                                                                     $   805,004
                                                                                                                     ===========
U.S.  5 yr. Treasury          Sep-2002       (155)      (16,650,391)      (230,078)
                                                                         =========
TOTAL RETURN:
Eurodollar                    Sep-2002                                                       21         5,147,363         55,912
10 yr. German Euro - BUND     Sep-2002                                                    1,076       112,494,342      1,069,025
5 yr. German Euro - BOBL      Sep-2002                                                      308        72,931,157         93,867
U.S. 10 yr. Treasury          Sep-2002                                                    1,293       138,654,047      3,015,254
Eurodollar                    Dec-2002                                                      132        32,250,900         64,350
Euribor                       Mar-2003                                                      525        55,591,864        396,024
Eurodollar                    Mar-2003                                                       64        15,559,200        170,288
Eurodollar                    Jun-2003                                                       21         5,072,288         71,400
Eurodollar                    Sep-2003                                                       21         5,042,100         58,275
                                                                                                                     -----------
                                                                                                                     $ 4,994,395
                                                                                                                     ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


                                           SALES OF FUTURES CONTRACTS                    PURCHASES OF FUTURE CONTRACTS
                                           --------------------------                    -----------------------------
                                           NUMBER     AGGREGATE                          NUMBER      AGGREGATE
                             EXPIRATION   OF OPEN   MARKET VALUE        UNREALIZED       OF OPEN     MARKET VALUE     UNREALIZED
                                DATE     CONTRACTS  OF CONTRACTS        GAIN/(LOSS)     CONTRACTS    OF CONTRACTS     GAIN/(LOSS)
                                ----     ---------  ------------        -----------     ---------    ------------     -----------
U.S. GOVERNMENT SECURITIES:
U.S. 5yr. Treasury            Sep-2002                                                      100      $10,742,188          $169,714
                                                                                                                       ===========
SMALL CAP INDEX:
Russell 2000 Index            Sep-2002                                                       78       18,070,650           $20,029
                                                                                                                       ===========
INTERNATIONAL INDEX:
Share Price Index             Jun-2002       2        $87,977            ($6,233)
Australian Dollar             Sep-2002       1         56,000               (506)
British Pound                 Sep-2002       4        381,100              15,464
TOPIX Index                   Sep-2002       4        340,216            (20,590)
Japanese Yen                  Sep-2002       3        315,113              14,607
Eurodollar                    Sep-2002       6        741,375              35,514
MSCI Pan Euro Index           Sep-2002       66     1,167,818            (40,832)
                                                                        -------
                                                                         ($2,576)
                                                                        ========
MID CAP INDEX:
S&P Midcap 400 Index          Sep-2002                                                       22        5,393,300          ($89,932)
                                                                                                                       ===========
TOTAL STOCK MARKET INDEX:
Russell 2000 Index            Sep-2002                                                       2           463,350               687
S&P 500 Index                 Sep-2002                                                       16        3,960,400           (65,375)
S&P Midcap 400 Index          Sep-2002                                                       1           245,150            (4,407)
                                                                                                                       -----------
                                                                                                                          ($69,095)
                                                                                                                       ===========
500 INDEX:
S&P 500 Index                 Sep-2002                                                       45       11,138,625         ($241,270)
                                                                                                                       ===========


PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2002, the value of securities loaned and cash collateral was as follows:

                                MARKET VALUE                                                 MARKET VALUE
                                OF SECURITIES  VALUE OF CASH                                 OF SECURITIES     VALUE OF CASH
                                  LOANED       COLLATERAL                                      LOANED           COLLATERAL
                                  ------       -----------                                     ------          -----------
Internet Technologies           $ 6,565,183   $ 6,904,029        Capital Opportunities      $ 2,042,951         $ 2,070,424
Pacific Rim Emerging Markets     12,402,605    13,035,079        Quantitative Equity          5,539,904           6,117,387
Telecommunications                2,801,383     2,943,674        Blue Chip Growth            38,924,223          41,321,605
Science & Technology             26,659,812    28,089,069        Utilities                    3,938,457           3,994,375
Health Sciences                   9,547,169     9,847,173        Real Estate Securities       2,578,395           2,692,300
Aggressive Growth                43,936,807    45,747,551        Small Company Value         43,478,440          44,850,518
Emerging Small Company           61,296,400    63,044,211        Mid Cap Value                9,596,720           9,877,896
Small Company Blend              29,066,881    30,833,344        Value                        4,368,753           4,431,898
Dynamic Growth                    8,738,871     8,920,127        Equity Index                   497,236             560,815
Mid Cap Growth                    6,167,608     6,340,497        Tactical Allocation          2,702,712           2,785,829
Mid Cap Opportunities             8,972,381     9,274,318        Fundamental Value            2,568,800           2,625,704
Mid Cap Stock                    11,705,995    12,154,820        Growth & Income             20,641,912          21,443,120**
All Cap Growth                   22,137,387    23,085,259        U.S. Large Cap Value        47,325,696          49,178,778
Financial Services                7,812,564     7,998,160        Equity-Income               27,060,787          29,131,821
Overseas                         55,021,799    55,508,504        Income and Value            56,351,257          57,842,054
International Stock              61,679,368    64,862,177*       Balanced                     1,040,616           1,157,325
International Value              32,024,574    32,441,183        High Yield                  56,105,175          58,472,322
Capital Appreciation              1,497,471     1,539,588        Strategic Bond              44,513,695          45,725,339
Strategic Opportunities          52,693,796    55,406,335        Investment Quality Bond     68,682,479          70,173,064
Quantitative Mid Cap             23,547,505    24,094,971        Diversified Bond            83,248,670          84,846,286
Global Equity                    47,124,792    47,698,624        Small Cap Index              5,853,233           6,213,263
Strategic Growth                  1,310,700     1,494,681        International Index          9,871,912          10,382,707***
Growth                           17,077,854    17,291,550        Mid Cap Index                8,976,557           9,219,073
Large Cap Growth                 17,687,320    18,612,406        Total Stock Market Index     1,458,320           1,558,351
All Cap Value                     8,737,352     9,401,147        500 Index                   15,077,546          16,034,016


* Comprised of $56,871,995 and $7,990,182 of cash collateral and securities collateral, respectively.

** Comprised of $20,229,920 and $1,213,200 of cash collateral and securities collateral, respectively.

*** Comprised of $9,716,802 and $665,905 of cash collateral and securities collateral, respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 5.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at June 30, 2002:

                                    TELECOMMUNICATIONS      HEALTH SCIENCES               GLOBAL BOND          TOTAL RETURN
                                    ------------------      ---------------               -----------          ------------
                                   NUMBER OF  PREMIUMS  NUMBER OF   PREMIUMS      NUMBER OF    PREMIUMS      NUMBER OF   PREMIUMS
                                   CONTRACTS  RECEIVED  CONTRACTS   RECEIVED      CONTRACTS    RECEIVED      CONTRACTS   RECEIVED
                                   ---------  --------  ---------  -----------    ---------    --------     ---------    --------
Options outstanding 12/31/2001         56     $  8,372      --              --    14,500,138   $ 747,289    33,204,024  $ 4,170,584
Options written                       176       23,929   6,316     $ 1,740,597    25,010,442     615,512    54,602,520    2,679,020
Options closed &  expired            (153)     (23,216) (3,183)     (1,085,239)   (6,800,580)   (500,419)       (5,108)  (3,358,599)
                                     ----     --------   -----     -----------    ----------   ---------    ----------  -----------
Options outstanding at 6/30/2002       79     $  9,085   3,133     $   655,358    32,710,000   $ 862,382    87,801,436  $ 3,491,005
                                     ====     ========   =====     ===========    ==========   =========    ==========  ===========

Written options outstanding at June 30, 2002:

                                                                                     NUMBER OF
  PORTFOLIO                          DESCRIPTION                            TYPE     CONTRACTS    EXPIRATION DATE       VALUE
  ---------                          -----------                            ----     ---------    ---------------       -----
TELECOMMUNICATIONS
                       Nokia Corp (Strike price of $12.50)                  Call         79         Jul-2002           ($15,800)

HEALTH SCIENCES
                       Allergan Inc (Strike price of $65.00)                Call         42         Jun-2002               (210)
                       Cephalon Inc (Strike price of $60.00)                Call         74         Jun-2002               (370)
                       Cephalon Inc (Strike price of $65.00)                Call        131         Jun-2002               (655)
                       Genentech Inc (Strike price of $55.00)               Call         72         Jun-2002               (360)
                       Invitrogen Corp (Strike price of $37.50)             Call         27         Jun-2002               (270)
                       Medimmune Inc (Strike price of $35.00)               Call        219         Jun-2002             (1,095)
                       Protein Design Labs Inc (Strike price of $12.50)     Call        130         Jun-2002               (650)
                       Accredo Health (Strike price of $60.00)              Call         52         Jul-2002               (260)
                       Abbott Labs (Strike price of $50.00)                 Call         42         Jul-2002               (210)
                       Allergan Inc (Strike price of $65.00)                Call         86         Jul-2002            (25,370)
                       Allergan Inc (Strike price of $75.00)                Call         30         Jul-2002               (150)
                       Cephalon Inc (Strike price of $55.00)                Call        135         Jul-2002             (4,050)
                       Cephalon Inc (Strike price of $50.00)                Call         45         Jul-2002             (4,950)
                       Genentech Inc (Strike price of $40.00)               Call         89         Jul-2002             (5,340)
                       Imclone Sys Inc (Strike price of $15.00)             Call         25         Jul-2002               (125)
                       Johnson & Johnson (Strike price of $65.00)           Call         66         Jul-2002               (330)


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-------------------------------------------------------------------------------

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                                        NUMBER OF
  PORTFOLIO                       DESCRIPTION                                  TYPE     CONTRACTS    EXPIRATION DATE     VALUE
  ---------                       -----------                                  ----     ---------    ---------------   ----------
                    Eli Lilly (Strike price of $60.00)                         Call           189     Jul-2002           (13,230)
                    Medimmune Inc (Strike price of $25.00)                     Call            92     Jul-2002           (36,800)
                    Amgen (Strike price of $47.50)                             Call           216     Aug-2002           (20,520)
                    Cephalon Inc (Strike price of $60.00)                      Call            89     Aug-2002            (2,225)
                    Gilead Sciences Inc (Strike price of $42.50)               Call           112     Aug-2002            (4,480)
                    Gilead Sciences Inc (Strike price of $45.00)               Call            87     Aug-2002            (1,740)
                    Imclone Sys Inc (Strike price of $22.50)                   Call            96     Aug-2002              (480)
                    Medimmune Inc (Strike price of $30.00)                     Call           281     Aug-2002           (56,200)
                    Tenet Healthcare Corp (Strike price of $75.00)             Call            44     Aug-2002           (11,220)
                    Tenet Healthcare Corp (Strike price of $75.00)              Put            21     Aug-2002           (11,760)
                    Bristol Myers Squibb Co (Strike price of $45.00)           Call           110     Sep-2002              (550)
                    Genentech Inc (Strike price of $45.00)                     Call            85     Sep-2002            (8,925)
                    Biogen (Strike price of $50.00)                             Put            43     Oct-2002           (42,570)
                    IDEC Pharmaceuticals Corp (Strike price of $40.00)         Call           235     Oct-2002           (84,600)
                    Amerisourcebergen Corp (Strike price of $80.00)             Put            14     Nov-2002           (11,060)
                    Abbott Labs (Strike price of $65.00)                        Put            17     Jan-2003           (46,240)
                    Amerisourcebergen Corp (Strike price of $80.00)             Put            20     Jan-2003           (17,800)
                    HCA Inc (Strike price of $50.00)                            Put            77     Jan-2003           (40,040)
                    Tenet Healthcare Corp (Strike price of $80.00)              Put            40     Jan-2003           (45,600)
                                                                                                                     -----------
                                                                                                                       ($500,435)
                                                                                                                     ===========

GLOBAL BOND
                    Interest Rate Swap (Strike price of $6.75)                  Put       400,000     Aug-2002              ($35)
                    Swap Option 3 Month LIBOR (Strike price of $5.30)          Call    16,810,000     Dec-2002          (269,212)
                    Interest Rate Swap (Strike price of $6.00)                  Put     2,800,000     Oct-2003          (112,949)
                    Interest Rate Swap (Strike price of $6.00)                 Call     2,800,000     Oct-2003          (120,705)
                    Interest Rate Swap (Strike price of $6.00)                  Put     2,500,000     Oct-2003          (100,848)
                    Interest Rate Swap (Strike price of $6.00)                 Call     2,500,000     Oct-2003          (107,335)
                    Interest Rate Swap (Strike price of $5.65)                 Call     3,900,000     Nov-2003          (118,053)
                    Interest Rate Swap (Strike price of $4.375)                Call     1,000,000     Dec-2006            (8,149)
                                                                                                                     -----------
                                                                                                                       ($837,286)
                                                                                                                     ===========
TOTAL RETURN
                    Interest Rate Swap (Strike price of $5.30)                 Call     2,400,000     Aug-2002          ($25,169)
                    Interest Rate Swap (Strike price of $5.85)                 Call     2,000,000     Aug-2002           (27,208)
                    Interest Rate Swap (Strike price of $5.30)                 Call     2,400,000     Aug-2002           (25,169)
                    Interest Rate Swap (Strike price of $5.40)                 Call     6,300,000     Aug-2002           (51,339)
                    Swap Option 3 Month LIBOR (Strike price of $5.40)          Call     1,200,000     Aug-2002           (16,709)
                    Swap Option 3 Month LIBOR (Strike price of $5.40)          Call     8,700,000     Aug-2002          (121,139)
                    US Treasury Notes 10 Yr Futures (Strike price of $108.00)  Call            12     Aug-2002           (10,313)
                    US Treasury Notes 10 Yr Futures (Strike price of $107.00)  Call           313     Aug-2002          (440,156)
                    Eurodollar Futures (Strike price of $96.50)                 Put            61     Sep-2002              (763)
                    Eurodollar Futures (Strike price of $96.75)                 Put            80     Sep-2002              (500)
                    Eurodollar Futures (Strike price of $97.25)                 Put           211     Sep-2002            (1,319)
                    Eurodollar Futures (Strike price of $96.50)                 Put           759     Dec-2002           (28,463)
                    Interest Rate Swap (Strike price of $5.97)                 Call    13,200,000     Oct-2004          (497,125)
                    Interest Rate Swap (Strike price of $5.97)                  Put    13,200,000     Oct-2004          (546,440)
                    Swap Option 3 Month LIBOR (Strike price of $6.00)           Put     3,400,000     Oct-2004          (139,934)
                    Swap Option 3 Month LIBOR (Strike price of $6.00)          Call     3,400,000     Oct-2004          (130,829)
                    Interest Rate Swap (Strike price of $6.70)                  Put    11,600,000     Jun-2005          (376,223)
                    Interest Rate Swap (Strike price of $6.00)                 Call    20,000,000     Jun-2005          (759,560)
                                                                                                                     -----------
                                                                                                                     ($3,198,355)
                                                                                                                     ===========


                                      266
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-------------------------------------------------------------------------------

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return at June 30, 2002:


                                                                                                                       UNREALIZED
                                          TERMINATION                                                                 APPRECIATION
NOTIONAL AMOUNT    COUNTERPARTY              DATE         PAYMENT              RECEIPT          FREQUENCY             (DEPRECIATION)
---------------    ------------------     -----------     -------              -------          ---------             --------------
GLOBAL BOND

4,000,000 USD      Morgan Stanley         08/30/2002      5 Year Swap Spread   Fixed 6.00%      at maturity          $      15,892
4,000,000 USD      Bank of America        08/30/2002      5 Year Swap Spread   Fixed 6.40%      at maturity                 22,954
36,000,000 USD     Morgan Stanley         08/15/2002      5 Year Swap Spread   Fixed 6.285%     at maturity               (118,343)
310,000,000 JPY    Goldman Sachs          09/21/2011      Fixed 1.30%          6 Month LIBOR    semi-annually              (34,356)
800,000 GBP        Merrill Lynch          12/17/2006      6 Month LIBOR        Fixed 6.949      semi-annually               29,461
6,500,000 CAD      Goldman Sachs          12/17/2006      Fixed 6.00%          3 Month CBK      semi-annually             (135,992)
53,000,000 HKD     Goldman Sachs          02/08/2006      Fixed 5.753%         3 Month HIBOR    quarterly                 (372,663)
2,000,000 EUR      Goldman Sachs          03/15/2016      6 Month LIBOR        Fixed 6.00%      semi-annually             (174,736)
12,300,000 EUR     Salomon Smith Barney   06/17/2012      Fixed 5.00%          6 Month LIBOR    annually                   187,218
6,800,000 USD      Goldman Sachs          02/08/2006      3 Month LIBOR        Fixed 5.67%      quarterly                  341,469
500,000 GBP        Goldman Sachs          03/15/2016      6 Month LIBOR        Fixed 5.50%      semi-annually               (2,816)
12,670,000 GBP     Morgan Stanley         03/15/2016      6 Month LIBOR        Fixed 5.50%      semi-annually              (71,358)
1,700,000 GBP      Morgan Stanley         03/15/2004      6 Month LIBOR        Fixed 5.25%      semi-annually               (4,842)
2,200,000 GBP      Bank of America        06/15/2011      3 Month LIBOR        Fixed 6.00%      semi-annually              (17,037)
1,000,000 USD      Morgan Stanley         12/17/2021      3 Month LIBOR        Fixed 6.00%      semi-annually               (8,122)
3,900,000 EUR      Morgan Stanley         12/15/2032      6 Month LIBOR        Fixed 5.50%      semi-annually              (65,905)
15,200,000 USD     Goldman Sachs          03/18/2003      3 Month LIBOR        Fixed 3.60%      quarterly                  $49,370
11,800,000 USD     Morgan Stanley         06/17/2012      Fixed 6.00%          3 Month LIBOR    semi-annually             (570,896)
900,000 USD        Goldman Sachs          06/17/2012      Fixed 6.00%          3 Month LIBOR    semi-annually              (43,817)
2,400,000 USD      Goldman Sachs          12/17/2021      3 Month LIBOR        Fixed 6.00%      semi-annually              104,750
200,000 EUR        Goldman Sachs          06/17/2012      Fixed 5.00%          6 Month LIBOR    annually                     3,044
8,400,000 EUR      Merrill Lynch          06/17/2003      3 Month LIBOR        Fixed 4.00%      quarterly                     (257)
400,000 EUR        UBS Warburg            03/15/2017      6 Month LIBOR        Fixed 6.00%      annually                    10,135
1,300,000 CAD      Goldman Sachs          12/17/2009      Fixed 6.00%          3 Month CBK      semi-annually                1,850
800,000 USD        Goldman Sachs          12/17/2009      3 Month LIBOR        Fixed 6.00%      semi-annually                    6
200,000 GBP        UBS Warburg            03/15/2017      Fixed 5.00%          6 Month LIBOR    semi-annually               (5,696)
5,200,000 CAD      Merrill Lynch          12/17/2003      Fixed 6.00%          3 Month CBK      semi-annually                7,399
3,400,000 USD      Merrill Lynch          12/17/2009      3 Month LIBOR        Fixed 6.00%      semi-annually                   24
1,700,000 GBP      Morgan Stanley         03/15/2008      6 Month LIBOR        Fixed 5.50%      semi-annually               (3,268)
12,900,000 USD     Bank of America        12/18/2022      Fixed 6.00%          3 Month LIBOR    semi-annually              164,307
                                                                                                                     -------------
                                                                                                                         ($692,225)
                                                                                                                     =============

TOTAL RETURN
 1,000,000 EUR     JP Morgan              03/15/2017      6 Month LIBOR        Fixed  6.00%     annually                    $2,989
3,300,000 EUR      JP Morgan              03/15/2017      6 Month LIBOR        Fixed  6.00%     annually                    82,948
285,000,000 JPY    Morgan Stanley         01/11/2011      Fixed 1.805%         6 Month HIBOR    semi-annually             (149,520)
1,200,000 GBP      UBS Warburg            03/15/2017      6 Month LIBOR        Fixed 5.00%      semi-annually               14,862
600,000 GBP        JP Morgan              03/15/2017      Fixed 5.00%          6 Month LIBOR    semi-annually                7,431
3,200,000 GBP      Goldman Sachs          03/15/2017      Fixed 5.00%          6 Month LIBOR    semi-annually               39,631
7,100,000 EUR      Goldman Sachs          03/15/2017      6 Month LIBOR        Fixed  6.00%     annually                    21,220
1,800,000 GBP      JP Morgan              03/15/2017      6 Month LIBOR        Fixed 5.00%      semi-annually              (51,388)
1,000,000 GBP      UBS Warburg            03/15/2017      6 Month LIBOR        Fixed 5.00%      semi-annually              (28,480)
1,700,000 EUR      UBS Warburg            03/15/2017      6 Month LIBOR        Fixed  6.00%     annually                    42,731
                                                                                                                     -------------
                                                                                                                          ($17,578)
                                                                                                                     =============


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-------------------------------------------------------------------------------


4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six months ended June 30, 2002:

                                            PURCHASES                                     SALES
                                   ----------------------------------     ------------------------------------
PORTFOLIO                          U.S. Government       Other Issues     U.S. Government       Other Issues
---------                          ----------------------------------     ------------------------------------
Internet Technologies                          --       $  8,754,850                   --       $  6,572,952
Pacific Rim Emerging Markets                   --         13,787,619                   --          7,445,348
Telecommunications                             --         11,374,004                   --          8,221,137
Science and Technology                         --        188,396,585                   --        228,809,289
International Small Cap                        --        354,241,182                   --        364,663,722
Health Sciences                                --         62,535,684                   --         25,651,283
Aggressive Growth                              --        204,275,599                   --        196,555,580
Emerging Small Company                         --         90,685,637                   --         66,381,935
Small Company Blend                            --         63,454,456                   --         21,696,761
Dynamic Growth                                 --         46,842,458                   --         42,192,113
Mid Cap Growth                                 --         30,602,499                   --         12,694,966
Mid Cap Opportunities                          --         30,274,935                   --         14,763,749
Mid Cap Stock                                  --        101,174,642                   --         72,178,819
All Cap Growth                     $      281,889        225,063,450       $    2,633,808        278,967,300
Financial Services                             --         32,409,049                   --          8,840,955
Overseas                                  995,515        157,951,224              598,231        128,026,047
International Stock                            --         65,529,813                   --         27,558,023
International Value                            --        108,933,076                   --         29,051,027
Capital Appreciation                           --         42,892,656                   --         19,040,723
Strategic Opportunities                        --        916,429,200                   --        994,203,561
Quantitative Mid Cap                           --        172,621,439                   --        164,653,642
Global Equity                                  --        245,063,060                   --        268,293,473
Strategic Growth                               --        100,991,952                   --         55,898,047
Growth                                         --        194,882,378                   --        205,977,442
Large Cap Growth                               --        249,191,061                   --        214,163,324
All Cap Value                                  --         23,838,616                   --          2,481,339
Capital Opportunities                          --         29,239,635                   --         11,468,042
Quantitative Equity                            --        384,544,349                   --        403,274,891
Blue Chip Growth                               --        336,139,068                   --        345,800,508
Utilities                               1,158,681         15,266,266              247,824          6,501,485
Real Estate Securities                         --        104,569,736                   --         29,002,618
Small Company Value                       597,870        187,403,012              300,000         31,222,770
Mid Cap Value                                  --        138,017,305                   --         19,628,407
Value                                          --        116,975,803                   --         82,155,156
Equity Index                                   --            880,059               40,000            461,142
Tactical Allocation                            --         15,429,823                   --          3,195,252
Fundamental Value                              --         80,487,379                   --         13,236,704
Growth & Income                                --        389,795,979                   --        434,036,482
U.S. Large Cap Value                           --        184,962,367                   --         70,530,791
Equity-Income                                  --        240,815,848                   --        120,157,129
Income and Value                       46,125,471        119,921,971           63,462,722         89,229,518
Balanced                               41,320,373        113,454,947           45,449,830        107,004,957
High Yield                                     --        147,993,304                   --         78,126,817
Strategic Bond                        165,436,198        102,400,523          236,343,487         80,579,355
Global Bond                           261,284,123        160,546,277          277,905,834        163,567,123
Total Return                        1,185,540,870        418,608,068        1,103,700,815        326,518,104
Investment Quality Bond                19,848,145            912,739           17,040,451             35,560
Diversified Bond                      101,646,249         61,578,482           94,809,845         25,664,052
U.S. Government Securities          1,589,783,953                 --        1,439,887,490                 --
Small Cap Index                        11,958,487         11,174,037            1,100,000          1,006,391
International Index                            --         11,304,645              150,000          1,976,049
Mid Cap Index                             946,127         54,668,086              700,000          5,261,576
Total Stock Market Index                       --          4,286,240                   --            507,601

                                      268
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                            PURCHASES                                     SALES
                                   ----------------------------------     ------------------------------------
PORTFOLIO                          U.S. Government       Other Issues     U.S. Government       Other Issues
---------                          ----------------------------------     ------------------------------------
500 Index Trust                           --             $ 77,976,357            --            $  3,313,066
Lifestyle Aggressive 1000                 --               81,986,978            --              41,472,235
Lifestyle Growth 820                      --              380,122,460            --             189,201,887
Lifestyle Balanced 640                    --              421,602,386            --             198,396,951
Lifestyle Moderate 460                    --              139,208,964            --              44,845,830
Lifestyle Conservative 280                --               83,213,222            --              19,401,111

At June 30, 2002, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                               TAX BASIS NET
                                                                UNREALIZED            TAX BASIS              TAX BASIS
                                                               APPRECIATION          UNREALIZED             UNREALIZED
PORTFOLIO                              TAX BASIS COST         (DEPRECIATION)         APPRECIATION           DEPRECIATION
---------                              --------------         --------------         ------------           -------------
Internet Technologies                 $   65,142,299          ($ 31,901,016)          $  1,050,892          $ 32,951,908
Pacific Rim Emerging Markets              89,467,823             (8,762,971)             7,101,539            15,864,510
Telecommunications                        19,024,142             (5,091,685)                18,858             5,110,543
Science & Technology                     792,646,970           (312,060,837)            12,417,366           324,478,203
International Small Cap                  145,242,432              1,135,779              8,802,819             7,667,040
Health Sciences                           93,097,925            (11,086,098)             3,404,391            14,490,489
Aggressive Growth                        338,499,748            (22,467,582)            18,231,032            40,698,614
Emerging Small Company                   493,407,961            (49,328,409)            45,137,622            94,466,031
Small Company Blend                      245,064,631            (28,821,209)            21,362,262            50,183,471
Dynamic Growth                           137,790,276            (12,844,063)             6,612,379            19,456,442
Mid Cap Growth                            51,928,700             (6,502,086)             1,498,820             8,000,906
Mid Cap Opportunities                     52,151,004             (5,632,677)             1,420,504             7,053,181
Mid Cap Stock                            181,787,933             (6,541,607)            12,547,471            19,089,078
All Cap Growth                           560,475,847            (37,909,919)            40,383,818            78,293,737
Financial Services                        56,453,493             (4,785,922)             1,208,991             5,994,913
Overseas                                 527,118,009            (54,966,267)            15,642,682            70,608,949
International Stock                      392,437,473            (50,478,473)            15,204,682            65,683,155
International Value                      332,693,254            (18,686,543)            17,902,607            36,589,150
Capital Appreciation                      63,800,539             (7,539,008)               830,005             8,369,013
Strategic Opportunities                  984,036,247           (181,975,566)            13,849,461           195,825,027
Quantitative Mid Cap                     118,886,701             (1,892,425)             4,772,908             6,665,333
Global Equity                            526,285,089            (32,463,993)            22,082,033            54,546,026
Strategic Growth                         135,567,072            (26,073,039)               421,858            26,494,897
Growth                                   512,006,952           (105,984,813)            16,448,912           122,433,725
Large Cap Growth                         572,770,517            (85,276,227)            12,471,132            97,747,359
All Cap Value                             50,948,640             (5,809,581)             1,265,341             7,074,922
Capital Opportunities                     51,015,359             (7,527,575)             1,062,210             8,589,785
Quantitative Equity                      415,330,661            (64,738,930)             9,201,112            73,940,042
Blue Chip Growth                       1,552,819,994           (165,538,541)           117,780,311           283,318,852
Utilities                                 31,081,310             (4,907,092)               501,123             5,408,215
Real Estate Securities                   296,619,435             33,462,995             33,786,299               323,304
Small Company Value                      400,392,541             19,739,214             38,448,323            18,709,109
Mid Cap Value                            209,978,998                367,005             10,618,411            10,251,406
Value                                    382,887,301            (21,880,372)            30,575,081            52,455,453
Equity Index                             109,901,162            (18,617,461)             8,888,313            27,505,774
Tactical Allocation                       99,881,517            (23,065,822)             3,222,855            26,288,677
Fundamental Value                        193,813,482            (14,902,620)             5,308,331            20,210,951
Growth & Income                        1,897,213,226             47,845,205            301,908,654           254,063,449
U.S. Large Cap Value                     671,652,644            (91,283,901)            41,924,607           133,208,508
Equity-Income                          1,257,590,158            (27,818,626)           120,098,246           147,916,872
Income & Value                           616,662,588            (63,115,470)            37,447,341           100,562,811
Balanced                                 170,367,967            (16,376,432)             2,478,959            18,855,391


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-------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                               TAX BASIS NET
                                                                UNREALIZED            TAX BASIS              TAX BASIS
                                                               APPRECIATION          UNREALIZED             UNREALIZED
PORTFOLIO                              TAX BASIS COST         (DEPRECIATION)         APPRECIATION           DEPRECIATION
---------                              --------------         --------------         ------------           -------------
High Yield                            $  521,575,576          ($120,481,480)          $ 8,845,281           $129,326,761
Strategic Bond                           413,068,258            (15,485,800)            7,683,802             23,169,602
Global Bond                              170,346,574              4,484,723             6,067,565              1,582,842
Total Return                           1,132,046,428             (1,243,808)           12,419,340             13,663,148
Investment Quality Bond                  503,479,052              2,096,616            13,536,564             11,439,948
Diversified Bond                         417,243,959             (4,014,311)            6,292,990             10,307,301
U.S. Government Securities             1,004,472,303              8,717,183            10,181,352              1,464,169
Small Cap Index                           76,448,532             (1,815,752)            7,199,853              9,015,605
International Index                       81,646,076            (14,949,731)            2,991,800             17,941,531
Mid Cap Index                            118,215,763             (6,155,285)            7,779,588             13,934,873
Total Stock Market Index                  92,485,950            (22,858,044)            6,111,233             28,969,277
500 Index                                975,576,987           (230,026,231)           49,334,882            279,361,113
Lifestyle Aggressive 1000                254,159,695            (47,326,404)            1,276,528             48,602,932
Lifestyle Growth 820                     989,591,933           (158,491,833)            3,181,642            161,673,475
Lifestyle Balanced 640                 1,030,558,346           (139,433,409)            6,043,713            145,477,122
Lifestyle Moderate 460                   347,872,256            (25,019,989)            3,065,554             28,085,543
Lifestyle Conservative 280               238,015,544             (5,988,168)            2,919,000              8,907,168

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Effective January 1, 2002, the Trust reduced its advisory fees and in certain portfolios implemented advisory fee breakpoints in conjunction with the adoption of Distribution Plans (see Note 6). Advisory fees charged to each Portfolio were as follows:

                                                                             BETWEEN
                                                            BETWEEN        $200 MILLION       BETWEEN
                                          FIRST         $50 MILLION AND      AND $500         $500 MILLION       EXCESS OVER
PORTFOLIO                               $50 MILLION      $200 MILLION        MILLION          AND $1 BILLION     $1 BILLION
-----------------------------           -----------      ------------       ----------       ---------------     -----------
Internet Technologies ......                1.000%            1.000%            1.000%            1.000%            0.950%
Pacific Rim Emerging Markets                0.700%            0.700%            0.700%            0.600%            0.600%
Science & Technology .......                0.950%            0.950%            0.950%            0.900%            0.900%
International Small Cap ....                0.950%            0.950%            0.850%            0.750%            0.750%
Health Sciences ............                0.950%            0.950%            0.950%            0.900%            0.900%
Aggressive Growth ..........                0.850%            0.850%            0.850%            0.800%            0.800%
Emerging Small Company .....                0.900%            0.900%            0.900%            0.870%            0.850%
Small Company Blend ........                0.900%            0.900%            0.900%            0.900%            0.900%
Dynamic Growth .............                0.850%            0.850%            0.850%            0.800%            0.800%
Mid Cap Stock ..............                0.775%            0.775%            0.750%            0.725%            0.725%
All Cap Growth .............                0.800%            0.800%            0.800%            0.750%            0.750%
Overseas ...................                0.800%            0.800%            0.800%            0.800%            0.800%
International Stock ........                0.850%            0.850%            0.850%            0.800%            0.800%
International Value ........                0.850%            0.850%            0.750%            0.700%            0.700%
Strategic Opportunities ....                0.700%            0.700%            0.700%            0.700%            0.700%
Quantitative Mid Cap .......                0.650%            0.650%            0.550%            0.550%            0.550%
Growth .....................                0.700%            0.700%            0.700%            0.650%            0.650%
All Cap Value ..............                0.800%            0.800%            0.800%            0.750%            0.750%
Quantitative Equity ........                0.600%            0.600%            0.600%            0.550%            0.500%
Blue Chip Growth ...........                0.725%            0.725%            0.725%            0.725%            0.700%
Real Estate Securities .....                0.650%            0.650%            0.600%            0.600%            0.600%
Small Company Value ........                0.900%            0.900%            0.900%            0.900%            0.900%
Mid Cap Value ..............                0.800%            0.800%            0.750%            0.725%            0.725%
Value ......................                0.650%            0.650%            0.625%            0.550%            0.550%
Equity Index ...............                0.250%            0.250%            0.250%            0.250%            0.250%
Tactical Allocation ........                0.750%            0.750%            0.750%            0.700%            0.700%
Growth & Income ............                0.600%            0.600%            0.600%            0.550%            0.500%
U.S. Large Cap Value .......                0.725%            0.725%            0.725%            0.725%            0.700%
Equity-Income ..............                0.725%            0.725%            0.725%            0.725%            0.700%

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-------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                                             BETWEEN
                                                            BETWEEN        $200 MILLION       BETWEEN
                                          FIRST         $50 MILLION AND      AND $500         $500 MILLION       EXCESS OVER
PORTFOLIO                               $50 MILLION      $200 MILLION        MILLION          AND $1 BILLION     $1 BILLION
-----------------------------           -----------      ------------       ----------       ---------------     -----------
Income & Value ...........                0.650%            0.650%            0.650%            0.650%            0.650%
Balanced .................                0.600%            0.550%            0.500%            0.500%            0.500%
High Yield ...............                0.625%            0.625%            0.625%            0.550%            0.550%
Strategic Bond ...........                0.625%            0.625%            0.625%            0.550%            0.550%
Global Bond ..............                0.600%            0.600%            0.600%            0.600%            0.600%
Total Return .............                0.600%            0.600%            0.600%            0.600%            0.600%
Investment Quality Bond ..                0.500%            0.500%            0.500%            0.450%            0.450%
Diversified Bond .........                0.600%            0.600%            0.600%            0.600%            0.600%
U.S. Government Securities                0.550%            0.550%            0.550%            0.450%            0.450%
Money Market .............                0.350%            0.350%            0.350%            0.350%            0.350%
Small Cap Index ..........                0.375%            0.375%            0.375%            0.375%            0.375%
International Index ......                0.400%            0.400%            0.400%            0.400%            0.400%
Mid Cap Index ............                0.375%            0.375%            0.375%            0.375%            0.375%
Total Stock Market .......                0.375%            0.375%            0.375%            0.375%            0.375%
500 Index ................                0.375%            0.375%            0.375%            0.375%            0.375%

                                                                             BETWEEN
                                                            BETWEEN        $250 MILLION         BETWEEN
                                          FIRST         $50 MILLION AND      AND $500         $500 MILLION       EXCESS OVER
PORTFOLIO                               $50 MILLION      $250 MILLION        MILLION          AND $1 BILLION     $1 BILLION
-----------------------------           -----------      ------------       ----------       ---------------     -----------
Telecommunications ......                 0.950%            0.925%            0.875%            0.800%            0.800%
Mid Cap Growth ..........                 0.850%            0.825%            0.800%            0.775%            0.775%
Mid Cap Opportunities....                 0.850%            0.850%            0.800%            0.800%            0.800%


                                                                               BETWEEN
                                                            BETWEEN          $200 MILLION       BETWEEN
                                           FIRST         $100 MILLION AND      AND $500        $500 MILLION     EXCESS OVER
PORTFOLIO                               $100 MILLION      $200 MILLION         MILLION        AND $1 BILLION    $1 BILLION
----------------------------            ------------      ------------      ------------      ------------      ----------
Financial Services .........              0.800%            0.750%            0.750%            0.700%            0.700%
Fundamental Value ..........              0.800%            0.750%            0.750%            0.700%            0.700%
Lifestyle Aggressive 1000...              0.075%            0.050%            0.050%            0.050%            0.050%
Lifestyle Growth 820 .......              0.075%            0.050%            0.050%            0.050%            0.050%
Lifestyle Balanced 640 .....              0.075%            0.050%            0.050%            0.050%            0.050%
Lifestyle Moderate 460 .....              0.075%            0.050%            0.050%            0.050%            0.050%
Lifestyle Conservative 280..              0.075%            0.050%            0.050%            0.050%            0.050%


                               FIRST $300         EXCESS OVER
PORTFOLIO                       MILLION          $300 MILLION
---------------------------    -----------       ------------
Capital Appreciation ......     0.750%             0.700%



                                FIRST            EXCESS OVER
PORTFOLIO                     $1 BILLION         $1 BILLION
-------------------          -------------      ------------
Global Equity .....             0.750%            0.700%
Large Cap Growth...             0.750%            0.700%

                                                                        BETWEEN
                                                       BETWEEN         $600 MILLION         BETWEEN
                                     FIRST          $300 MILLION AND    AND $900           $900 MILLION          EXCESS OVER
PORTFOLIO                         $300 MILLION       $600 MILLION       MILLION           AND $1.5 BILLION       $1.5 BILLION
------------------------          ------------       -----------       -------------     -----------------    ------------------
Strategic Growth ......              0.750%            0.725%            0.700%            0.675%                  0.600%
Capital Opportunities..              0.750%            0.725%            0.700%            0.675%                  0.600%
Utilities .............              0.750%            0.725%            0.700%            0.675%                  0.600%



EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Internet Technologies, Telecommunications, Science & Technology, Health Sciences, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Stock, All Cap Growth, Financial Services, Capital Appreciation, Strategic Opportunities, Quantitative Mid Cap, Strategic Growth, Growth, Large Cap Growth, All Cap Value, Capital Opportunities, Quantitative Equity, Blue Chip Growth, Utilities, Real Estate Securities, Small Company Value, Mid Cap Value, Value, Tactical Allocation, Fundamental Value, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond.

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-------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

In the case of the Lifestyle Trusts if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business).

In addition, effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Health Sciences, International Stock, Blue Chip Growth, Small Company Value and Equity-Income. The fee reduction is based on the combined asset level of all six portfolios. Advisory fees waived for the period ended June 30, 2002, totaled $54,244 for Science & Technology, $6,301 for Health Sciences, $25,982 for International Stock, $141,203 for Blue Chip Growth, $31,589 for Small Company Value and $113,668 for Equity-Income.

These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the six months ended June 30, 2002 was $1,526,167, of which $229,940 remains payable to the Adviser at June 30, 2002.

6. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for both Series I shares and Series II shares. Series I shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares average daily net assets. Series II shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $45,000.

8. COMMITMENTS. At June 30, 2002, Telecommunications, International Small Cap, Health Sciences, Overseas, International Stock, International Value, Global Equity, Strategic Growth, Large Cap Growth, Capital Opportunities, Utilities, High Yield, Strategic Bond, Global Bond, Total Return, and International Index had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at June 30, 2002 were as follows:

                                                                                                                     NET UNREALIZED
                                       CONTRACTS                                 SETTLEMENT                          APPRECIATION/
                                       TO DELIVER        IN EXCHANGE FOR            DATE             VALUE           (DEPRECIATION)
                                      ----------            ----------           ----------        ----------        -------------
INTERNATIONAL SMALL CAP
            PURCHASES

            Japanese Yen              $  243,766            29,154,466             7/1/2002          $  243,228          ($  538)
            Mexican Peso                 145,891             1,449,786             7/1/2002             145,386             (505)
            British Pound              1,383,702               905,527             7/2/2002           1,380,611           (3,091)
            Euro                         276,835               280,339             7/2/2002             276,344             (491)
            Norwegian Krone              165,577             1,241,994             7/2/2002             165,097             (480)
            Swiss Franc                  215,582               321,238             7/2/2002             215,379             (203)
                                      ----------                                                     ----------          -------
                                      $2,431,352                                                     $2,426,046          ($5,308)

            SALES
            British Pound                311,669          $    473,800             7/1/2002          $  475,187          ($1,387)
            Euro                       1,047,693             1,029,045             7/1/2002           1,032,763           (3,718)
            British Pound                127,876               195,318             7/2/2002             194,966              352
            Canadian Dollar              123,097                81,012             7/2/2002              81,054              (42)
            Euro                         128,446               126,843             7/2/2002             126,614              229
            Hong Kong Dollar             425,938                54,607             7/2/2002              54,609               (2)
            Canadian Dollar            1,212,531               801,356             7/3/2002             798,402            2,954
                                      ----------                                                     ----------          -------
                                                            $2,761,981                               $2,763,595          ($1,614)
                                                                                                                         -------
                                                                                                                         ($6,922)
                                                                                                                         =======
OVERSEAS
            PURCHASES
            Euro                      $  220,515               223,555             7/1/2002          $  220,370          ($  145)
            Euro                         253,151               256,650             7/2/2002             252,993             (158)
            Hong Kong Dollar             224,626             1,752,038             7/2/2002             224,627                1
                                      ----------                                                     ----------          -------
                                      $  698,292                                                     $  697,990          ($  302)

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-------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                     NET UNREALIZED
                                       CONTRACTS                                 SETTLEMENT                          APPRECIATION/
                                       TO DELIVER        IN EXCHANGE FOR            DATE             VALUE           (DEPRECIATION)
                                      ----------         ---------------           ----------        ----------        -------------
OVERSEAS, CONTINUED
            SALES
            British Pound                   894,133          $ 1,365,905            7/1/2002          $1,363,241          $  2,664
            Euro                             50,241               49,559            7/1/2002              49,525                34
            Euro                          1,440,592            1,420,942            7/2/2002           1,420,064               878
                                                             -----------                              ----------          --------
                                                             $ 2,836,406                              $2,832,830          $  3,576
                                                                                                                          --------
                                                                                                                          $  3,274
                                                                                                                          ========

INTERNATIONAL STOCK
            PURCHASES
            Japanese Yen                $   310,020           37,227,178            7/1/2002          $  310,576          $    556
                                                                                                                          --------
                                                                                                                          $    556


            SALES
            Singapore Dollar                 56,326          $    31,867            7/1/2002          $   31,890          ($    23)
                                                                                                                          --------
                                                                                                                          ($    23)
                                                                                                                          --------
                                                                                                                          $    533
                                                                                                                          ========

INTERNATIONAL VALUE
            PURCHASES
            British Pound               $   168,897              110,506            7/1/2002          $  168,483          ($   414)
            Japanese Yen                     35,809            4,266,932            7/1/2002              35,598              (211)
            Euro                            320,143              337,882            7/5/2002             332,962            12,819
                                        -----------                                                   ----------          --------
                                        $   524,849                                                   $  537,043          $ 12,194

            SALES
            Danish Krone                     88,622          $    11,780            7/1/2002          $   11,762          $     18
                                                                                                                          --------
                                                                                                                          $ 12,212
                                                                                                                          ========

GLOBAL EQUITY
            PURCHASES
            Danish  Krone               $   227,687            1,715,984            7/1/2002          $  227,737          $     50
            Swedish Krona                   888,805            8,197,720            7/1/2002             889,866             1,061
            British Pound                    60,863               39,827            7/2/2002              60,722              (141)
            Danish  Krone                   144,542            1,086,854            7/2/2002             144,242              (300)
            Swiss Franc                     223,712              333,169            7/2/2002             223,378              (334)
                                        -----------                                                   ----------          --------
                                        $ 1,545,609                                                   $1,545,945          $    336

            SALES
            British Pound                   952,783          $ 1,457,054            7/1/2002          $1,452,663          $  4,391
            Euro                          1,017,199            1,004,494            7/1/2002           1,002,703             1,791
            Japanese Yen                 48,470,436              405,220            7/1/2002             404,375               845
            New Zealand Dollar               80,203               39,039            7/1/2002              39,039                --
            Singapore Dollar                 22,812               12,911            7/1/2002              12,916                (5)
            Swiss Franc                      81,383               54,610            7/1/2002              54,564                46
                                                             -----------                              ----------          --------
                                                             $ 2,973,327                              $2,966,260          $  7,068
                                                                                                                          --------
                                                                                                                          $  7,404
                                                                                                                          ========

LARGE CAP GROWTH
            PURCHASES
            Euro                        $   155,644              157,796            7/2/2002          $  155,548          ($    96)
                                                                                                                          --------
                                                                                                                          ($    96)
                                                                                                                          ========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                     NET UNREALIZED
                                       CONTRACTS                                 SETTLEMENT                          APPRECIATION/
                                       TO DELIVER        IN EXCHANGE FOR            DATE             VALUE           (DEPRECIATION)
                                      ----------         ---------------           ----------        ----------        -------------
CAPITAL OPPORTUNITIES
            PURCHASES
            British Pound             $     13,026                  8,534             7/1/2002        $    13,012      ($       14)
            British Pound                    2,633                  1,722             7/2/2002              2,625               (8)
                                      ------------                                                    -----------      -----------
                                      $     15,659                                                    $    15,637      ($       22)
                                                                                                                       ===========
HIGH YIELD

            PURCHASES
            British Pound             $    944,210                650,000            9/29/2002        $   989,182      $    44,972
                                                                                                                       -----------
                                                                                                                            44,972
            SALES
            British Pound                3,005,000        $     4,345,230            7/31/2002        $ 4,572,474      ($  227,244)
            Euro                         8,915,000              8,004,975            7/31/2002          8,774,865         (769,890)
                                                          ---------------                             -----------      -----------
                                                          $    12,350,205                             $13,347,339      ($  997,134)
                                                                                                                       -----------
                                                                                                                       ($  952,162)
                                                                                                                       ===========
GLOBAL BOND
            PURCHASES
            Australian Dollar         $    453,896                790,000             7/2/2002        $   444,651      ($    9,245)
            Japanese Yen                 5,833,576            741,418,000             7/9/2002          6,189,000          355,424
            Euro                        14,355,843             15,214,000            7/11/2002         14,988,419          632,576
            Canadian Dollar              3,115,980              4,885,000            7/12/2002          3,215,495           99,515
            Hong Kong Dollar               344,766              2,690,000            7/17/2002            344,881              115
            British Pound                2,535,278              1,740,000            7/25/2002          2,648,609          113,331
            Swedish Krona                  923,547              9,525,000            8/16/2002          1,030,175          106,628
            Japanese Yen                18,464,086          2,435,413,000             9/6/2002         20,391,535        1,927,449
            Danish Krone                   280,213              2,221,000            9/12/2002            293,621           13,408
                                      ------------                                                    -----------      -----------
                                      $ 46,307,183                                                    $49,546,384      $  3,239,201

            SALES
            Australian Dollar            5,447,000        $     2,979,505             7/2/2002        $ 3,065,827      ($   86,322)
            Euro                           857,000                814,197            7/11/2002            844,293          (30,096)
            Canadian Dollar                332,000                216,338            7/12/2002            218,535           (2,197)
            Australian Dollar              651,000                370,745            7/17/2002            365,918            4,827
            British Pound                  163,000                237,654            7/25/2002            248,117          (10,463)
            Swedish Krona               19,961,000              1,940,240            8/16/2002          2,158,879         (218,639)
            New Zealand Dollar              82,000                 40,228            9/25/2002             39,512              716
                                                          ---------------                             -----------      -----------
                                                          $     6,598,907                             $ 6,941,081      ($  342,174)
                                                                                                                       -----------
                                                                                                                       $ 2,897,027
                                                                                                                       ===========
TOTAL RETURN
            PURCHASES
            Japanese Yen              $    981,003            128,242,000             7/9/2002        $ 1,070,503      $    89,500
                                                                                                                       ===========
            SALES
            Japanese Yen               116,542,000        $       882,887             7/9/2002        $   972,837      ($   89,950)
            Euro                        13,789,000             13,495,702            7/11/2002         13,584,548          (88,846)
            British Pound                  234,000                340,475            7/25/2002            356,192          (15,717)
                                                          ---------------                             -----------      -----------
                                                          $    14,719,064                             $14,913,577      ($  194,513)
                                                                                                                       -----------
                                                                                                                       ($  105,013)
                                                                                                                       ===========


9. LINE OF CREDIT. All Portfolios with the exception of Growth, US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares.

Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2002, there were no borrowings on the line of credit.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

10. MANAGEMENT OF THE TRUST. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 67 portfolios).

                             DISINTERESTED TRUSTEES

                                      POSITION WITH               PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                  DURING PAST FIVE YEARS
---------------------                  ---------                  ----------------------
Don B. Allen                           Trustee                    Senior Lecturer, William E. Simon Graduate School
                                                                  of Business Administration, University of Rochester.
73 Tremont Street                      (since 1985)
Boston, MA  02108
Age: 73

Charles L. Bardelis                    Trustee                    President and Executive Officer, Island Commuter Corp.
                                                                  (Marine Transport).
73 Tremont Street                      (since 1988)
Boston, MA  02108
Age: 60

Samuel Hoar                            Trustee                    Senior Mediator, Arbitrator, Regional Manager, JAMS, LLC,
                                                                  August 1999 to date; Senior Mediator,  Arbitrator, Regional
73 Tremont Street                      (since 1989)               Director of Professional Services, J.A.M.S./Endispute, Inc.,
Boston, MA  02108                                                 June 1994 to August 1999.

F. David Rolwing                       Trustee                    Former Chairman, President and CEO, Montgomery Mutual
                                                                  Insurance Company, 1991 to 1999. (Retired 1999).
73 Tremont Street                      (since 1997*)
Boston, MA  02108
Age: 67


* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.



                       TRUSTEES AFFILIATED WITH THE TRUST

                                      POSITION WITH               PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                  DURING PAST FIVE YEARS
---------------------                  ---------                  ----------------------
John D. DesPrez III #                  Trustee                    President, The Manufacturers Life Insurance Company (U.S.A.),
                                                                  January 1999 to date; Senior Vice President, US Annuities,
73 Tremont Street                      (since 2000)               Manulife Financial, September 1996 to December, 1998;
Boston, MA  02108                                                 President, The Manufacturers Life
Age: 45                                                           Insurance Company of North America, September 1996 to
                                                                  December, 1998; Vice President, Mutual Funds,
                                                                  Manulife Financial, January 1995 to September 1996.


John D. Richardson #                   Chairman of the            Retired; Former Senior Executive Vice President, U.S.
                                                                  Operations, Manulife Financial, January 1999 to
200 Bloor Street East                  Board of Trustees          March 2002; Executive Vice President and General Manager,
Toronto, Ontario, Canada               (since 1997)               U.S. Operations, Manulife Financial, January 1995 to January
M4W 1E5                                                           1999. Director of Manulife Financial Corporation, a publicly
Age: 64                                                           traded company and the ultimate parent of the adviser.


# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other companies except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029.

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III
Samuel Hoar
F. David Rolwing

OFFICERS
James D. Gallagher, President
John R. Ostler, Treasurer
Gordon M. Shone, Assistant Treasurer
Tracy Kane Lannigan, Secretary

INVESTMENT ADVISER
Manufacturers Securities Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE ANNUITIES
The Manufacturers Life Insurance
Company (U.S.A.)
PO Box 9230
Boston, Massachusetts 02205-9230
800-344-1029

ISSUER OF VENTURE SPVL, VENTURE VUL,
SURVIVORSHIP VUL AND COLI VUL
The Manufacturers Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF VENTURE
ANNUITIES
Manulife Financial Securities LLC
Boston, Massachusetts

PRINCIPAL UNDERWRITER OF VENTURE
SPVL, VENTURE VUL, SURVIVORSHIP VUL
AND COLI VUL
Manulife Financial Securities LLC
Toronto, Ontario, Canada

PROMOTIONAL AGENT OF
VENTURE ANNUITIES
Manulife Wood Logan
Stamford, Connecticut

Manulife Financial and the block design are registered service marks and trademarks of The Manufacturers Life Insurance Company and are used by it and its affiliates, including Manulife Financial Corporation.

[LOGO] MANULIFE FINANCIAL

[LOGO] MANULIFE FINANCIAL
Manufacturers Investment Trust
73 Tremont Street, Suite 1300
Boston, MA 02108-3915


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